Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT SECURITIES TRUST
Entity Central Index Key	0000898031
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000175097
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class A
Trading Symbol	LGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	0.90%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.62%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 32.79%  return of the Fund's broad-based market index, MSCI ACWI Net Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. Negative factors, specifically in the beginning of the period, included stronger-than-expected gross domestic product growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Meta Platforms, Inc. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation BAWAG Group AG.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to UnitedHealth Group, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Samsung Electronics Co. Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI ACWI Net Index	MSCI ACWI GR USD
1/18/2017	$9,425	$10,000	$10,000
1/31/2017	$9,463	$10,049	$10,050
2/28/2017	$9,632	$10,331	$10,336
3/31/2017	$9,717	$10,457	$10,469
4/30/2017	$9,934	$10,620	$10,637
5/31/2017	$10,160	$10,855	$10,882
6/30/2017	$10,170	$10,904	$10,936
7/31/2017	$10,434	$11,209	$11,245
8/31/2017	$10,518	$11,252	$11,294
9/30/2017	$10,688	$11,469	$11,516
10/31/2017	$10,914	$11,707	$11,758
11/30/2017	$11,140	$11,934	$11,991
12/31/2017	$11,239	$12,126	$12,188
1/31/2018	$11,986	$12,811	$12,879
2/28/2018	$11,498	$12,272	$12,343
3/31/2018	$11,398	$12,010	$12,086
4/30/2018	$11,458	$12,125	$12,208
5/31/2018	$11,468	$12,140	$12,234
6/30/2018	$11,368	$12,074	$12,172
7/31/2018	$11,647	$12,438	$12,543
8/31/2018	$11,807	$12,536	$12,648
9/30/2018	$11,876	$12,591	$12,708
10/31/2018	$10,890	$11,647	$11,758
11/30/2018	$11,000	$11,817	$11,936
12/31/2018	$10,175	$10,985	$11,100
1/31/2019	$10,992	$11,852	$11,980
2/28/2019	$11,338	$12,169	$12,306
3/31/2019	$11,485	$12,322	$12,468
4/30/2019	$11,820	$12,738	$12,896
5/31/2019	$11,097	$11,983	$12,142
6/30/2019	$11,768	$12,767	$12,942
7/31/2019	$11,768	$12,805	$12,985
8/31/2019	$11,537	$12,501	$12,683
9/30/2019	$11,757	$12,764	$12,955
10/31/2019	$12,071	$13,113	$13,313
11/30/2019	$12,417	$13,433	$13,644
12/31/2019	$12,843	$13,906	$14,130
1/31/2020	$12,663	$13,753	$13,977
2/29/2020	$11,900	$12,642	$12,854
3/31/2020	$10,045	$10,935	$11,126
4/30/2020	$11,137	$12,107	$12,324
5/31/2020	$11,709	$12,633	$12,867
6/30/2020	$12,239	$13,037	$13,284
7/31/2020	$12,981	$13,726	$13,992
8/31/2020	$13,701	$14,567	$14,854
9/30/2020	$13,362	$14,097	$14,380
10/31/2020	$13,341	$13,754	$14,034
11/30/2020	$15,057	$15,449	$15,769
12/31/2020	$15,870	$16,167	$16,507
1/31/2021	$15,659	$16,093	$16,436
2/28/2021	$16,459	$16,466	$16,822
3/31/2021	$16,615	$16,906	$17,280
4/30/2021	$17,493	$17,645	$18,043
5/31/2021	$17,737	$17,920	$18,333
6/30/2021	$17,837	$18,156	$18,581
7/31/2021	$17,826	$18,281	$18,714
8/31/2021	$18,282	$18,738	$19,188
9/30/2021	$17,337	$17,965	$18,404
10/31/2021	$18,460	$18,881	$19,348
11/30/2021	$18,026	$18,427	$18,888
12/31/2021	$18,712	$19,164	$19,650
1/31/2022	$17,599	$18,223	$18,688
2/28/2022	$17,017	$17,752	$18,211
3/31/2022	$17,392	$18,137	$18,616
4/30/2022	$15,904	$16,685	$17,133
5/31/2022	$15,930	$16,705	$17,165
6/30/2022	$14,675	$15,296	$15,725
7/31/2022	$15,813	$16,364	$16,829
8/31/2022	$15,231	$15,762	$16,216
9/30/2022	$14,002	$14,253	$14,671
10/31/2022	$14,713	$15,113	$15,560
11/30/2022	$15,878	$16,285	$16,774
12/31/2022	$15,152	$15,645	$16,120
1/31/2023	$16,285	$16,766	$17,280
2/28/2023	$15,712	$16,285	$16,791
3/31/2023	$16,181	$16,787	$17,320
4/30/2023	$16,351	$17,029	$17,577
5/31/2023	$16,090	$16,846	$17,401
6/30/2023	$17,054	$17,825	$18,419
7/31/2023	$17,784	$18,477	$19,099
8/31/2023	$17,289	$17,961	$18,573
9/30/2023	$16,507	$17,218	$17,812
10/31/2023	$16,181	$16,700	$17,280
11/30/2023	$17,797	$18,242	$18,883
12/31/2023	$18,669	$19,118	$19,797
1/31/2024	$19,037	$19,230	$19,917
2/29/2024	$19,996	$20,055	$20,779
3/31/2024	$20,679	$20,685	$21,443
4/30/2024	$19,786	$20,002	$20,745
5/31/2024	$20,876	$20,815	$21,601
6/30/2024	$21,152	$21,278	$22,089
7/31/2024	$21,533	$21,622	$22,452
8/31/2024	$21,875	$22,171	$23,030
9/30/2024	$22,085	$22,686	$23,573
10/31/2024	$21,783	$22,177	$23,052

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/18/17
Class A at NAV	34.62%	12.53%	11.36%
Class A with sales charge	26.85%	11.21%	10.52%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	10.77%
MSCI ACWI GR USD	33.40%	11.61%	11.33%

Performance Inception Date	Jan. 18, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 57,841,931
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$57,841,931
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.37%
Consumer Discretionary	11.49%
Consumer Staples	5.34%
Energy	2.75%
Financials	15.97%
Health Care	8.69%
Industrials	12.01%
Information Technology	20.03%
Materials	2.22%
Real Estate	0.75%
Utilities	1.94%
Repurchase Agreements	5.56%
Money Market FundsFootnote Reference(a)	0.79%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000175098
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class C
Trading Symbol	LGCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$193	1.65%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.62%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 32.79%  return of the Fund's broad-based market index, MSCI ACWI Net Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. Negative factors, specifically in the beginning of the period, included stronger-than-expected gross domestic product growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Meta Platforms, Inc. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation BAWAG Group AG.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to UnitedHealth Group, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Samsung Electronics Co. Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	MSCI ACWI Net Index	MSCI ACWI GR USD
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,049	$10,050
2/28/2017	$10,210	$10,331	$10,336
3/31/2017	$10,300	$10,457	$10,469
4/30/2017	$10,520	$10,620	$10,637
5/31/2017	$10,750	$10,855	$10,882
6/30/2017	$10,760	$10,904	$10,936
7/31/2017	$11,030	$11,209	$11,245
8/31/2017	$11,110	$11,252	$11,294
9/30/2017	$11,280	$11,469	$11,516
10/31/2017	$11,520	$11,707	$11,758
11/30/2017	$11,740	$11,934	$11,991
12/31/2017	$11,840	$12,126	$12,188
1/31/2018	$12,620	$12,811	$12,879
2/28/2018	$12,093	$12,272	$12,343
3/31/2018	$11,987	$12,010	$12,086
4/30/2018	$12,050	$12,125	$12,208
5/31/2018	$12,050	$12,140	$12,234
6/30/2018	$11,934	$12,074	$12,172
7/31/2018	$12,219	$12,438	$12,543
8/31/2018	$12,377	$12,536	$12,648
9/30/2018	$12,440	$12,591	$12,708
10/31/2018	$11,397	$11,647	$11,758
11/30/2018	$11,502	$11,817	$11,936
12/31/2018	$10,637	$10,985	$11,100
1/31/2019	$11,496	$11,852	$11,980
2/28/2019	$11,837	$12,169	$12,306
3/31/2019	$11,991	$12,322	$12,468
4/30/2019	$12,332	$12,738	$12,896
5/31/2019	$11,573	$11,983	$12,142
6/30/2019	$12,255	$12,767	$12,942
7/31/2019	$12,255	$12,805	$12,985
8/31/2019	$12,013	$12,501	$12,683
9/30/2019	$12,222	$12,764	$12,955
10/31/2019	$12,542	$13,113	$13,313
11/30/2019	$12,894	$13,433	$13,644
12/31/2019	$13,334	$13,906	$14,130
1/31/2020	$13,135	$13,753	$13,977
2/29/2020	$12,340	$12,642	$12,854
3/31/2020	$10,406	$10,935	$11,126
4/30/2020	$11,533	$12,107	$12,324
5/31/2020	$12,119	$12,633	$12,867
6/30/2020	$12,660	$13,037	$13,284
7/31/2020	$13,411	$13,726	$13,992
8/31/2020	$14,151	$14,567	$14,854
9/30/2020	$13,798	$14,097	$14,380
10/31/2020	$13,765	$13,754	$14,034
11/30/2020	$15,521	$15,449	$15,769
12/31/2020	$16,350	$16,167	$16,507
1/31/2021	$16,131	$16,093	$16,436
2/28/2021	$16,937	$16,466	$16,822
3/31/2021	$17,087	$16,906	$17,280
4/30/2021	$17,985	$17,645	$18,043
5/31/2021	$18,215	$17,920	$18,333
6/30/2021	$18,308	$18,156	$18,581
7/31/2021	$18,285	$18,281	$18,714
8/31/2021	$18,745	$18,738	$19,188
9/30/2021	$17,766	$17,965	$18,404
10/31/2021	$18,895	$18,881	$19,348
11/30/2021	$18,457	$18,427	$18,888
12/31/2021	$19,136	$19,164	$19,650
1/31/2022	$17,990	$18,223	$18,688
2/28/2022	$17,377	$17,752	$18,211
3/31/2022	$17,750	$18,137	$18,616
4/30/2022	$16,217	$16,685	$17,133
5/31/2022	$16,244	$16,705	$17,165
6/30/2022	$14,951	$15,296	$15,725
7/31/2022	$16,097	$16,364	$16,829
8/31/2022	$15,498	$15,762	$16,216
9/30/2022	$14,232	$14,253	$14,671
10/31/2022	$14,951	$15,113	$15,560
11/30/2022	$16,124	$16,285	$16,774
12/31/2022	$15,364	$15,645	$16,120
1/31/2023	$16,510	$16,766	$17,280
2/28/2023	$15,924	$16,285	$16,791
3/31/2023	$16,391	$16,787	$17,320
4/30/2023	$16,550	$17,029	$17,577
5/31/2023	$16,271	$16,846	$17,401
6/30/2023	$17,230	$17,825	$18,419
7/31/2023	$17,963	$18,477	$19,099
8/31/2023	$17,457	$17,961	$18,573
9/30/2023	$16,657	$17,218	$17,812
10/31/2023	$16,311	$16,700	$17,280
11/30/2023	$17,936	$18,242	$18,883
12/31/2023	$18,803	$19,118	$19,797
1/31/2024	$19,163	$19,230	$19,917
2/29/2024	$20,112	$20,055	$20,779
3/31/2024	$20,779	$20,685	$21,443
4/30/2024	$19,871	$20,002	$20,745
5/31/2024	$20,953	$20,815	$21,601
6/30/2024	$21,220	$21,278	$22,089
7/31/2024	$21,594	$21,622	$22,452
8/31/2024	$21,914	$22,171	$23,030
9/30/2024	$22,115	$22,686	$23,573
10/31/2024	$21,794	$22,177	$23,052

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/18/17
Class C at NAV	33.62%	11.69%	10.53%
Class C with sales charge	32.62%	11.69%	10.53%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	10.77%
MSCI ACWI GR USD	33.40%	11.61%	11.33%

Performance Inception Date	Jan. 18, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 57,841,931
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$57,841,931
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.37%
Consumer Discretionary	11.49%
Consumer Staples	5.34%
Energy	2.75%
Financials	15.97%
Health Care	8.69%
Industrials	12.01%
Information Technology	20.03%
Materials	2.22%
Real Estate	0.75%
Utilities	1.94%
Repurchase Agreements	5.56%
Money Market FundsFootnote Reference(a)	0.79%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000175099
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class F
Trading Symbol	LGCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$88	0.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.83%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 32.79%  return of the Fund's broad-based market index, MSCI ACWI Net Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. Negative factors, specifically in the beginning of the period, included stronger-than-expected gross domestic product growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Meta Platforms, Inc. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation BAWAG Group AG.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to UnitedHealth Group, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Samsung Electronics Co. Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	MSCI ACWI Net Index	MSCI ACWI GR USD
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,049	$10,050
2/28/2017	$10,220	$10,331	$10,336
3/31/2017	$10,320	$10,457	$10,469
4/30/2017	$10,550	$10,620	$10,637
5/31/2017	$10,790	$10,855	$10,882
6/30/2017	$10,800	$10,904	$10,936
7/31/2017	$11,080	$11,209	$11,245
8/31/2017	$11,170	$11,252	$11,294
9/30/2017	$11,350	$11,469	$11,516
10/31/2017	$11,600	$11,707	$11,758
11/30/2017	$11,830	$11,934	$11,991
12/31/2017	$11,949	$12,126	$12,188
1/31/2018	$12,742	$12,811	$12,879
2/28/2018	$12,213	$12,272	$12,343
3/31/2018	$12,118	$12,010	$12,086
4/30/2018	$12,181	$12,125	$12,208
5/31/2018	$12,192	$12,140	$12,234
6/30/2018	$12,086	$12,074	$12,172
7/31/2018	$12,382	$12,438	$12,543
8/31/2018	$12,562	$12,536	$12,648
9/30/2018	$12,636	$12,591	$12,708
10/31/2018	$11,578	$11,647	$11,758
11/30/2018	$11,695	$11,817	$11,936
12/31/2018	$10,832	$10,985	$11,100
1/31/2019	$11,701	$11,852	$11,980
2/28/2019	$12,069	$12,169	$12,306
3/31/2019	$12,225	$12,322	$12,468
4/30/2019	$12,592	$12,738	$12,896
5/31/2019	$11,812	$11,983	$12,142
6/30/2019	$12,525	$12,767	$12,942
7/31/2019	$12,525	$12,805	$12,985
8/31/2019	$12,291	$12,501	$12,683
9/30/2019	$12,525	$12,764	$12,955
10/31/2019	$12,860	$13,113	$13,313
11/30/2019	$13,227	$13,433	$13,644
12/31/2019	$13,698	$13,906	$14,130
1/31/2020	$13,495	$13,753	$13,977
2/29/2020	$12,694	$12,642	$12,854
3/31/2020	$10,708	$10,935	$11,126
4/30/2020	$11,881	$12,107	$12,324
5/31/2020	$12,491	$12,633	$12,867
6/30/2020	$13,055	$13,037	$13,284
7/31/2020	$13,845	$13,726	$13,992
8/31/2020	$14,623	$14,567	$14,854
9/30/2020	$14,262	$14,097	$14,380
10/31/2020	$14,240	$13,754	$14,034
11/30/2020	$16,068	$15,449	$15,769
12/31/2020	$16,937	$16,167	$16,507
1/31/2021	$16,724	$16,093	$16,436
2/28/2021	$17,577	$16,466	$16,822
3/31/2021	$17,743	$16,906	$17,280
4/30/2021	$18,691	$17,645	$18,043
5/31/2021	$18,952	$17,920	$18,333
6/30/2021	$19,058	$18,156	$18,581
7/31/2021	$19,047	$18,281	$18,714
8/31/2021	$19,544	$18,738	$19,188
9/30/2021	$18,537	$17,965	$18,404
10/31/2021	$19,734	$18,881	$19,348
11/30/2021	$19,284	$18,427	$18,888
12/31/2021	$20,004	$19,164	$19,650
1/31/2022	$18,816	$18,223	$18,688
2/28/2022	$18,195	$17,752	$18,211
3/31/2022	$18,595	$18,137	$18,616
4/30/2022	$17,006	$16,685	$17,133
5/31/2022	$17,034	$16,705	$17,165
6/30/2022	$15,694	$15,296	$15,725
7/31/2022	$16,924	$16,364	$16,829
8/31/2022	$16,302	$15,762	$16,216
9/30/2022	$14,976	$14,253	$14,671
10/31/2022	$15,735	$15,113	$15,560
11/30/2022	$16,993	$16,285	$16,774
12/31/2022	$16,207	$15,645	$16,120
1/31/2023	$17,432	$16,766	$17,280
2/28/2023	$16,819	$16,285	$16,791
3/31/2023	$17,321	$16,787	$17,320
4/30/2023	$17,502	$17,029	$17,577
5/31/2023	$17,223	$16,846	$17,401
6/30/2023	$18,254	$17,825	$18,419
7/31/2023	$19,047	$18,477	$19,099
8/31/2023	$18,532	$17,961	$18,573
9/30/2023	$17,683	$17,218	$17,812
10/31/2023	$17,335	$16,700	$17,280
11/30/2023	$19,075	$18,242	$18,883
12/31/2023	$20,014	$19,118	$19,797
1/31/2024	$20,407	$19,230	$19,917
2/29/2024	$21,447	$20,055	$20,779
3/31/2024	$22,164	$20,685	$21,443
4/30/2024	$21,223	$20,002	$20,745
5/31/2024	$22,389	$20,815	$21,601
6/30/2024	$22,698	$21,278	$22,089
7/31/2024	$23,092	$21,622	$22,452
8/31/2024	$23,457	$22,171	$23,030
9/30/2024	$23,696	$22,686	$23,573
10/31/2024	$23,373	$22,177	$23,052

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/18/17
Class F at NAV	34.83%	12.69%	11.52%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	10.77%
MSCI ACWI GR USD	33.40%	11.61%	11.33%

Performance Inception Date	Jan. 18, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 57,841,931
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$57,841,931
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.37%
Consumer Discretionary	11.49%
Consumer Staples	5.34%
Energy	2.75%
Financials	15.97%
Health Care	8.69%
Industrials	12.01%
Information Technology	20.03%
Materials	2.22%
Real Estate	0.75%
Utilities	1.94%
Repurchase Agreements	5.56%
Money Market FundsFootnote Reference(a)	0.79%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000184543
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class F3
Trading Symbol	LGCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$62	0.53%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 35.07%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 32.79%  return of the Fund's broad-based market index, MSCI ACWI Net Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. Negative factors, specifically in the beginning of the period, included stronger-than-expected gross domestic product growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Meta Platforms, Inc. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation BAWAG Group AG.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to UnitedHealth Group, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Samsung Electronics Co. Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	MSCI ACWI Net Index	MSCI ACWI GR USD
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,272	$10,165	$10,169
5/31/2017	$10,506	$10,389	$10,403
6/30/2017	$10,516	$10,437	$10,454
7/31/2017	$10,798	$10,728	$10,750
8/31/2017	$10,875	$10,769	$10,797
9/30/2017	$11,051	$10,977	$11,009
10/31/2017	$11,294	$11,205	$11,240
11/30/2017	$11,527	$11,422	$11,463
12/31/2017	$11,635	$11,606	$11,652
1/31/2018	$12,418	$12,261	$12,312
2/28/2018	$11,913	$11,746	$11,799
3/31/2018	$11,810	$11,495	$11,554
4/30/2018	$11,882	$11,604	$11,671
5/31/2018	$11,892	$11,619	$11,695
6/30/2018	$11,789	$11,556	$11,637
7/31/2018	$12,078	$11,904	$11,991
8/31/2018	$12,253	$11,998	$12,091
9/30/2018	$12,325	$12,050	$12,148
10/31/2018	$11,295	$11,147	$11,241
11/30/2018	$11,418	$11,310	$11,410
12/31/2018	$10,563	$10,513	$10,611
1/31/2019	$11,421	$11,344	$11,453
2/28/2019	$11,780	$11,647	$11,764
3/31/2019	$11,932	$11,793	$11,919
4/30/2019	$12,290	$12,192	$12,328
5/31/2019	$11,541	$11,469	$11,607
6/30/2019	$12,236	$12,220	$12,372
7/31/2019	$12,236	$12,255	$12,413
8/31/2019	$12,008	$11,965	$12,124
9/30/2019	$12,225	$12,216	$12,385
10/31/2019	$12,562	$12,551	$12,727
11/30/2019	$12,921	$12,857	$13,043
12/31/2019	$13,376	$13,310	$13,508
1/31/2020	$13,189	$13,163	$13,362
2/29/2020	$12,395	$12,100	$12,288
3/31/2020	$10,467	$10,466	$10,636
4/30/2020	$11,613	$11,587	$11,781
5/31/2020	$12,208	$12,091	$12,301
6/30/2020	$12,759	$12,477	$12,699
7/31/2020	$13,530	$13,138	$13,376
8/31/2020	$14,290	$13,942	$14,200
9/30/2020	$13,938	$13,492	$13,747
10/31/2020	$13,916	$13,164	$13,416
11/30/2020	$15,712	$14,787	$15,075
12/31/2020	$16,571	$15,473	$15,780
1/31/2021	$16,350	$15,403	$15,712
2/28/2021	$17,196	$15,760	$16,081
3/31/2021	$17,370	$16,181	$16,519
4/30/2021	$18,286	$16,888	$17,248
5/31/2021	$18,552	$17,151	$17,526
6/30/2021	$18,656	$17,377	$17,763
7/31/2021	$18,645	$17,497	$17,890
8/31/2021	$19,131	$17,935	$18,344
9/30/2021	$18,158	$17,194	$17,594
10/31/2021	$19,328	$18,071	$18,496
11/30/2021	$18,888	$17,636	$18,056
12/31/2021	$19,586	$18,342	$18,785
1/31/2022	$18,423	$17,441	$17,865
2/28/2022	$17,814	$16,990	$17,409
3/31/2022	$18,220	$17,358	$17,797
4/30/2022	$16,664	$15,969	$16,379
5/31/2022	$16,705	$15,988	$16,410
6/30/2022	$15,379	$14,640	$15,033
7/31/2022	$16,583	$15,662	$16,088
8/31/2022	$15,974	$15,086	$15,502
9/30/2022	$14,689	$13,642	$14,025
10/31/2022	$15,433	$14,465	$14,875
11/30/2022	$16,664	$15,587	$16,035
12/31/2022	$15,902	$14,973	$15,411
1/31/2023	$17,104	$16,047	$16,519
2/28/2023	$16,503	$15,587	$16,051
3/31/2023	$17,008	$16,067	$16,558
4/30/2023	$17,186	$16,298	$16,803
5/31/2023	$16,912	$16,124	$16,635
6/30/2023	$17,923	$17,060	$17,609
7/31/2023	$18,716	$17,684	$18,258
8/31/2023	$18,197	$17,190	$17,756
9/30/2023	$17,377	$16,479	$17,028
10/31/2023	$17,035	$15,984	$16,519
11/30/2023	$18,743	$17,459	$18,052
12/31/2023	$19,667	$18,298	$18,925
1/31/2024	$20,067	$18,405	$19,040
2/29/2024	$21,075	$19,195	$19,865
3/31/2024	$21,794	$19,798	$20,499
4/30/2024	$20,868	$19,144	$19,832
5/31/2024	$22,014	$19,922	$20,650
6/30/2024	$22,318	$20,365	$21,117
7/31/2024	$22,733	$20,694	$21,463
8/31/2024	$23,092	$21,220	$22,016
9/30/2024	$23,327	$21,712	$22,536
10/31/2024	$23,009	$21,225	$22,037

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	35.07%	12.87%	11.63%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	10.45%
MSCI ACWI GR USD	33.40%	11.61%	10.99%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 57,841,931
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$57,841,931
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.37%
Consumer Discretionary	11.49%
Consumer Staples	5.34%
Energy	2.75%
Financials	15.97%
Health Care	8.69%
Industrials	12.01%
Information Technology	20.03%
Materials	2.22%
Real Estate	0.75%
Utilities	1.94%
Repurchase Agreements	5.56%
Money Market FundsFootnote Reference(a)	0.79%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. For more information contact 888-522-2388.

As of March 1, 2024, the expense limitation on total net annual operating expenses decreased from 0.58% to 0.51% as part of the annual review of transfer agency expenses.

Material Fund Change Expenses [Text Block]	As of March 1, 2024, the expense limitation on total net annual operating expenses decreased from 0.58% to 0.51% as part of the annual review of transfer agency expenses.
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since October 31, 2024. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000175100
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class I
Trading Symbol	LGCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.65%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 35.00%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 32.79%  return of the Fund's broad-based market index, MSCI ACWI Net Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. Negative factors, specifically in the beginning of the period, included stronger-than-expected gross domestic product growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Meta Platforms, Inc. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation BAWAG Group AG.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to UnitedHealth Group, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Samsung Electronics Co. Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI ACWI Net Index	MSCI ACWI GR USD
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,049	$10,050
2/28/2017	$10,220	$10,331	$10,336
3/31/2017	$10,320	$10,457	$10,469
4/30/2017	$10,550	$10,620	$10,637
5/31/2017	$10,790	$10,855	$10,882
6/30/2017	$10,810	$10,904	$10,936
7/31/2017	$11,090	$11,209	$11,245
8/31/2017	$11,170	$11,252	$11,294
9/30/2017	$11,360	$11,469	$11,516
10/31/2017	$11,610	$11,707	$11,758
11/30/2017	$11,840	$11,934	$11,991
12/31/2017	$11,959	$12,126	$12,188
1/31/2018	$12,753	$12,811	$12,879
2/28/2018	$12,234	$12,272	$12,343
3/31/2018	$12,128	$12,010	$12,086
4/30/2018	$12,203	$12,125	$12,208
5/31/2018	$12,213	$12,140	$12,234
6/30/2018	$12,107	$12,074	$12,172
7/31/2018	$12,404	$12,438	$12,543
8/31/2018	$12,584	$12,536	$12,648
9/30/2018	$12,658	$12,591	$12,708
10/31/2018	$11,599	$11,647	$11,758
11/30/2018	$11,726	$11,817	$11,936
12/31/2018	$10,842	$10,985	$11,100
1/31/2019	$11,724	$11,852	$11,980
2/28/2019	$12,093	$12,169	$12,306
3/31/2019	$12,260	$12,322	$12,468
4/30/2019	$12,617	$12,738	$12,896
5/31/2019	$11,847	$11,983	$12,142
6/30/2019	$12,562	$12,767	$12,942
7/31/2019	$12,562	$12,805	$12,985
8/31/2019	$12,327	$12,501	$12,683
9/30/2019	$12,562	$12,764	$12,955
10/31/2019	$12,897	$13,113	$13,313
11/30/2019	$13,265	$13,433	$13,644
12/31/2019	$13,739	$13,906	$14,130
1/31/2020	$13,535	$13,753	$13,977
2/29/2020	$12,732	$12,642	$12,854
3/31/2020	$10,751	$10,935	$11,126
4/30/2020	$11,917	$12,107	$12,324
5/31/2020	$12,528	$12,633	$12,867
6/30/2020	$13,094	$13,037	$13,284
7/31/2020	$13,898	$13,726	$13,992
8/31/2020	$14,667	$14,567	$14,854
9/30/2020	$14,305	$14,097	$14,380
10/31/2020	$14,282	$13,754	$14,034
11/30/2020	$16,127	$15,449	$15,769
12/31/2020	$17,002	$16,167	$16,507
1/31/2021	$16,788	$16,093	$16,436
2/28/2021	$17,644	$16,466	$16,822
3/31/2021	$17,823	$16,906	$17,280
4/30/2021	$18,774	$17,645	$18,043
5/31/2021	$19,036	$17,920	$18,333
6/30/2021	$19,143	$18,156	$18,581
7/31/2021	$19,131	$18,281	$18,714
8/31/2021	$19,631	$18,738	$19,188
9/30/2021	$18,620	$17,965	$18,404
10/31/2021	$19,821	$18,881	$19,348
11/30/2021	$19,369	$18,427	$18,888
12/31/2021	$20,098	$19,164	$19,650
1/31/2022	$18,905	$18,223	$18,688
2/28/2022	$18,280	$17,752	$18,211
3/31/2022	$18,683	$18,137	$18,616
4/30/2022	$17,086	$16,685	$17,133
5/31/2022	$17,128	$16,705	$17,165
6/30/2022	$15,782	$15,296	$15,725
7/31/2022	$17,003	$16,364	$16,829
8/31/2022	$16,378	$15,762	$16,216
9/30/2022	$15,060	$14,253	$14,671
10/31/2022	$15,823	$15,113	$15,560
11/30/2022	$17,086	$16,285	$16,774
12/31/2022	$16,298	$15,645	$16,120
1/31/2023	$17,531	$16,766	$17,280
2/28/2023	$16,915	$16,285	$16,791
3/31/2023	$17,419	$16,787	$17,320
4/30/2023	$17,615	$17,029	$17,577
5/31/2023	$17,321	$16,846	$17,401
6/30/2023	$18,372	$17,825	$18,419
7/31/2023	$19,171	$18,477	$19,099
8/31/2023	$18,638	$17,961	$18,573
9/30/2023	$17,798	$17,218	$17,812
10/31/2023	$17,447	$16,700	$17,280
11/30/2023	$19,199	$18,242	$18,883
12/31/2023	$20,140	$19,118	$19,797
1/31/2024	$20,551	$19,230	$19,917
2/29/2024	$21,585	$20,055	$20,779
3/31/2024	$22,322	$20,685	$21,443
4/30/2024	$21,373	$20,002	$20,745
5/31/2024	$22,548	$20,815	$21,601
6/30/2024	$22,860	$21,278	$22,089
7/31/2024	$23,270	$21,622	$22,452
8/31/2024	$23,639	$22,171	$23,030
9/30/2024	$23,865	$22,686	$23,573
10/31/2024	$23,554	$22,177	$23,052

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/18/17
Class I at NAV	35.00%	12.80%	11.64%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	10.77%
MSCI ACWI GR USD	33.40%	11.61%	11.33%

Performance Inception Date	Jan. 18, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 57,841,931
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$57,841,931
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.37%
Consumer Discretionary	11.49%
Consumer Staples	5.34%
Energy	2.75%
Financials	15.97%
Health Care	8.69%
Industrials	12.01%
Information Technology	20.03%
Materials	2.22%
Real Estate	0.75%
Utilities	1.94%
Repurchase Agreements	5.56%
Money Market FundsFootnote Reference(a)	0.79%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000175102
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class R3
Trading Symbol	LGCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$135	1.15%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.28%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 32.79%  return of the Fund's broad-based market index, MSCI ACWI Net Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. Negative factors, specifically in the beginning of the period, included stronger-than-expected gross domestic product growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Meta Platforms, Inc. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation BAWAG Group AG.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to UnitedHealth Group, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Samsung Electronics Co. Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	MSCI ACWI Net Index	MSCI ACWI GR USD
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,049	$10,050
2/28/2017	$10,210	$10,331	$10,336
3/31/2017	$10,310	$10,457	$10,469
4/30/2017	$10,540	$10,620	$10,637
5/31/2017	$10,770	$10,855	$10,882
6/30/2017	$10,780	$10,904	$10,936
7/31/2017	$11,060	$11,209	$11,245
8/31/2017	$11,140	$11,252	$11,294
9/30/2017	$11,320	$11,469	$11,516
10/31/2017	$11,560	$11,707	$11,758
11/30/2017	$11,790	$11,934	$11,991
12/31/2017	$11,896	$12,126	$12,188
1/31/2018	$12,687	$12,811	$12,879
2/28/2018	$12,159	$12,272	$12,343
3/31/2018	$12,064	$12,010	$12,086
4/30/2018	$12,128	$12,125	$12,208
5/31/2018	$12,128	$12,140	$12,234
6/30/2018	$12,022	$12,074	$12,172
7/31/2018	$12,307	$12,438	$12,543
8/31/2018	$12,476	$12,536	$12,648
9/30/2018	$12,549	$12,591	$12,708
10/31/2018	$11,495	$11,647	$11,758
11/30/2018	$11,611	$11,817	$11,936
12/31/2018	$10,740	$10,985	$11,100
1/31/2019	$11,606	$11,852	$11,980
2/28/2019	$11,962	$12,169	$12,306
3/31/2019	$12,117	$12,322	$12,468
4/30/2019	$12,473	$12,738	$12,896
5/31/2019	$11,706	$11,983	$12,142
6/30/2019	$12,406	$12,767	$12,942
7/31/2019	$12,406	$12,805	$12,985
8/31/2019	$12,162	$12,501	$12,683
9/30/2019	$12,384	$12,764	$12,955
10/31/2019	$12,717	$13,113	$13,313
11/30/2019	$13,072	$13,433	$13,644
12/31/2019	$13,528	$13,906	$14,130
1/31/2020	$13,337	$13,753	$13,977
2/29/2020	$12,530	$12,642	$12,854
3/31/2020	$10,580	$10,935	$11,126
4/30/2020	$11,723	$12,107	$12,324
5/31/2020	$12,317	$12,633	$12,867
6/30/2020	$12,878	$13,037	$13,284
7/31/2020	$13,651	$13,726	$13,992
8/31/2020	$14,402	$14,567	$14,854
9/30/2020	$14,043	$14,097	$14,380
10/31/2020	$14,021	$13,754	$14,034
11/30/2020	$15,814	$15,449	$15,769
12/31/2020	$16,675	$16,167	$16,507
1/31/2021	$16,452	$16,093	$16,436
2/28/2021	$17,285	$16,466	$16,822
3/31/2021	$17,426	$16,906	$17,280
4/30/2021	$18,342	$17,645	$18,043
5/31/2021	$18,588	$17,920	$18,333
6/30/2021	$18,694	$18,156	$18,581
7/31/2021	$18,670	$18,281	$18,714
8/31/2021	$19,151	$18,738	$19,188
9/30/2021	$18,166	$17,965	$18,404
10/31/2021	$19,327	$18,881	$19,348
11/30/2021	$18,881	$18,427	$18,888
12/31/2021	$19,588	$19,164	$19,650
1/31/2022	$18,414	$18,223	$18,688
2/28/2022	$17,800	$17,752	$18,211
3/31/2022	$18,196	$18,137	$18,616
4/30/2022	$16,626	$16,685	$17,133
5/31/2022	$16,667	$16,705	$17,165
6/30/2022	$15,343	$15,296	$15,725
7/31/2022	$16,530	$16,364	$16,829
8/31/2022	$15,916	$15,762	$16,216
9/30/2022	$14,619	$14,253	$14,671
10/31/2022	$15,370	$15,113	$15,560
11/30/2022	$16,585	$16,285	$16,774
12/31/2022	$15,815	$15,645	$16,120
1/31/2023	$16,993	$16,766	$17,280
2/28/2023	$16,404	$16,285	$16,791
3/31/2023	$16,883	$16,787	$17,320
4/30/2023	$17,061	$17,029	$17,577
5/31/2023	$16,773	$16,846	$17,401
6/30/2023	$17,773	$17,825	$18,419
7/31/2023	$18,540	$18,477	$19,099
8/31/2023	$18,020	$17,961	$18,573
9/30/2023	$17,198	$17,218	$17,812
10/31/2023	$16,856	$16,700	$17,280
11/30/2023	$18,540	$18,242	$18,883
12/31/2023	$19,438	$19,118	$19,797
1/31/2024	$19,824	$19,230	$19,917
2/29/2024	$20,816	$20,055	$20,779
3/31/2024	$21,518	$20,685	$21,443
4/30/2024	$20,595	$20,002	$20,745
5/31/2024	$21,711	$20,815	$21,601
6/30/2024	$22,001	$21,278	$22,089
7/31/2024	$22,386	$21,622	$22,452
8/31/2024	$22,731	$22,171	$23,030
9/30/2024	$22,951	$22,686	$23,573
10/31/2024	$22,634	$22,177	$23,052

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/18/17
Class R3 at NAV	34.28%	12.22%	11.07%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	10.77%
MSCI ACWI GR USD	33.40%	11.61%	11.33%

Performance Inception Date	Jan. 18, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 57,841,931
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$57,841,931
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.37%
Consumer Discretionary	11.49%
Consumer Staples	5.34%
Energy	2.75%
Financials	15.97%
Health Care	8.69%
Industrials	12.01%
Information Technology	20.03%
Materials	2.22%
Real Estate	0.75%
Utilities	1.94%
Repurchase Agreements	5.56%
Money Market FundsFootnote Reference(a)	0.79%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000175103
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class R4
Trading Symbol	LGCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$106	0.90%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.57%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 32.79%  return of the Fund's broad-based market index, MSCI ACWI Net Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. Negative factors, specifically in the beginning of the period, included stronger-than-expected gross domestic product growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Meta Platforms, Inc. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation BAWAG Group AG.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to UnitedHealth Group, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Samsung Electronics Co. Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	MSCI ACWI Net Index	MSCI ACWI GR USD
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,049	$10,050
2/28/2017	$10,220	$10,331	$10,336
3/31/2017	$10,310	$10,457	$10,469
4/30/2017	$10,540	$10,620	$10,637
5/31/2017	$10,780	$10,855	$10,882
6/30/2017	$10,790	$10,904	$10,936
7/31/2017	$11,070	$11,209	$11,245
8/31/2017	$11,150	$11,252	$11,294
9/30/2017	$11,330	$11,469	$11,516
10/31/2017	$11,580	$11,707	$11,758
11/30/2017	$11,810	$11,934	$11,991
12/31/2017	$11,922	$12,126	$12,188
1/31/2018	$12,715	$12,811	$12,879
2/28/2018	$12,197	$12,272	$12,343
3/31/2018	$12,091	$12,010	$12,086
4/30/2018	$12,165	$12,125	$12,208
5/31/2018	$12,165	$12,140	$12,234
6/30/2018	$12,059	$12,074	$12,172
7/31/2018	$12,355	$12,438	$12,543
8/31/2018	$12,524	$12,536	$12,648
9/30/2018	$12,598	$12,591	$12,708
10/31/2018	$11,552	$11,647	$11,758
11/30/2018	$11,668	$11,817	$11,936
12/31/2018	$10,800	$10,985	$11,100
1/31/2019	$11,666	$11,852	$11,980
2/28/2019	$12,022	$12,169	$12,306
3/31/2019	$12,188	$12,322	$12,468
4/30/2019	$12,544	$12,738	$12,896
5/31/2019	$11,777	$11,983	$12,142
6/30/2019	$12,477	$12,767	$12,942
7/31/2019	$12,477	$12,805	$12,985
8/31/2019	$12,244	$12,501	$12,683
9/30/2019	$12,466	$12,764	$12,955
10/31/2019	$12,811	$13,113	$13,313
11/30/2019	$13,166	$13,433	$13,644
12/31/2019	$13,629	$13,906	$14,130
1/31/2020	$13,438	$13,753	$13,977
2/29/2020	$12,629	$12,642	$12,854
3/31/2020	$10,663	$10,935	$11,126
4/30/2020	$11,820	$12,107	$12,324
5/31/2020	$12,427	$12,633	$12,867
6/30/2020	$12,989	$13,037	$13,284
7/31/2020	$13,764	$13,726	$13,992
8/31/2020	$14,539	$14,567	$14,854
9/30/2020	$14,180	$14,097	$14,380
10/31/2020	$14,157	$13,754	$14,034
11/30/2020	$15,966	$15,449	$15,769
12/31/2020	$16,834	$16,167	$16,507
1/31/2021	$16,621	$16,093	$16,436
2/28/2021	$17,458	$16,466	$16,822
3/31/2021	$17,635	$16,906	$17,280
4/30/2021	$18,566	$17,645	$18,043
5/31/2021	$18,826	$17,920	$18,333
6/30/2021	$18,932	$18,156	$18,581
7/31/2021	$18,920	$18,281	$18,714
8/31/2021	$19,403	$18,738	$19,188
9/30/2021	$18,401	$17,965	$18,404
10/31/2021	$19,592	$18,881	$19,348
11/30/2021	$19,132	$18,427	$18,888
12/31/2021	$19,840	$19,164	$19,650
1/31/2022	$18,660	$18,223	$18,688
2/28/2022	$18,043	$17,752	$18,211
3/31/2022	$18,441	$18,137	$18,616
4/30/2022	$16,863	$16,685	$17,133
5/31/2022	$16,890	$16,705	$17,165
6/30/2022	$15,559	$15,296	$15,725
7/31/2022	$16,767	$16,364	$16,829
8/31/2022	$16,149	$15,762	$16,216
9/30/2022	$14,846	$14,253	$14,671
10/31/2022	$15,600	$15,113	$15,560
11/30/2022	$16,835	$16,285	$16,774
12/31/2022	$16,064	$15,645	$16,120
1/31/2023	$17,267	$16,766	$17,280
2/28/2023	$16,659	$16,285	$16,791
3/31/2023	$17,156	$16,787	$17,320
4/30/2023	$17,336	$17,029	$17,577
5/31/2023	$17,046	$16,846	$17,401
6/30/2023	$18,069	$17,825	$18,419
7/31/2023	$18,857	$18,477	$19,099
8/31/2023	$18,331	$17,961	$18,573
9/30/2023	$17,502	$17,218	$17,812
10/31/2023	$17,156	$16,700	$17,280
11/30/2023	$18,871	$18,242	$18,883
12/31/2023	$19,797	$19,118	$19,797
1/31/2024	$20,184	$19,230	$19,917
2/29/2024	$21,207	$20,055	$20,779
3/31/2024	$21,912	$20,685	$21,443
4/30/2024	$20,986	$20,002	$20,745
5/31/2024	$22,133	$20,815	$21,601
6/30/2024	$22,424	$21,278	$22,089
7/31/2024	$22,824	$21,622	$22,452
8/31/2024	$23,184	$22,171	$23,030
9/30/2024	$23,405	$22,686	$23,573
10/31/2024	$23,087	$22,177	$23,052

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/18/17
Class R4 at NAV	34.57%	12.50%	11.35%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	10.77%
MSCI ACWI GR USD	33.40%	11.61%	11.33%

Performance Inception Date	Jan. 18, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 57,841,931
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$57,841,931
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.37%
Consumer Discretionary	11.49%
Consumer Staples	5.34%
Energy	2.75%
Financials	15.97%
Health Care	8.69%
Industrials	12.01%
Information Technology	20.03%
Materials	2.22%
Real Estate	0.75%
Utilities	1.94%
Repurchase Agreements	5.56%
Money Market FundsFootnote Reference(a)	0.79%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000175104
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class R5
Trading Symbol	LGCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$76	0.65%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.95%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 32.79%  return of the Fund's broad-based market index, MSCI ACWI Net Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. Negative factors, specifically in the beginning of the period, included stronger-than-expected gross domestic product growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Meta Platforms, Inc. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation BAWAG Group AG.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to UnitedHealth Group, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Samsung Electronics Co. Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	MSCI ACWI Net Index	MSCI ACWI GR USD
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,049	$10,050
2/28/2017	$10,220	$10,331	$10,336
3/31/2017	$10,320	$10,457	$10,469
4/30/2017	$10,550	$10,620	$10,637
5/31/2017	$10,790	$10,855	$10,882
6/30/2017	$10,810	$10,904	$10,936
7/31/2017	$11,090	$11,209	$11,245
8/31/2017	$11,170	$11,252	$11,294
9/30/2017	$11,360	$11,469	$11,516
10/31/2017	$11,610	$11,707	$11,758
11/30/2017	$11,840	$11,934	$11,991
12/31/2017	$11,959	$12,126	$12,188
1/31/2018	$12,753	$12,811	$12,879
2/28/2018	$12,234	$12,272	$12,343
3/31/2018	$12,139	$12,010	$12,086
4/30/2018	$12,202	$12,125	$12,208
5/31/2018	$12,213	$12,140	$12,234
6/30/2018	$12,107	$12,074	$12,172
7/31/2018	$12,404	$12,438	$12,543
8/31/2018	$12,584	$12,536	$12,648
9/30/2018	$12,658	$12,591	$12,708
10/31/2018	$11,599	$11,647	$11,758
11/30/2018	$11,726	$11,817	$11,936
12/31/2018	$10,853	$10,985	$11,100
1/31/2019	$11,724	$11,852	$11,980
2/28/2019	$12,093	$12,169	$12,306
3/31/2019	$12,260	$12,322	$12,468
4/30/2019	$12,617	$12,738	$12,896
5/31/2019	$11,847	$11,983	$12,142
6/30/2019	$12,561	$12,767	$12,942
7/31/2019	$12,561	$12,805	$12,985
8/31/2019	$12,327	$12,501	$12,683
9/30/2019	$12,561	$12,764	$12,955
10/31/2019	$12,896	$13,113	$13,313
11/30/2019	$13,265	$13,433	$13,644
12/31/2019	$13,728	$13,906	$14,130
1/31/2020	$13,536	$13,753	$13,977
2/29/2020	$12,732	$12,642	$12,854
3/31/2020	$10,740	$10,935	$11,126
4/30/2020	$11,917	$12,107	$12,324
5/31/2020	$12,529	$12,633	$12,867
6/30/2020	$13,094	$13,037	$13,284
7/31/2020	$13,898	$13,726	$13,992
8/31/2020	$14,668	$14,567	$14,854
9/30/2020	$14,305	$14,097	$14,380
10/31/2020	$14,283	$13,754	$14,034
11/30/2020	$16,127	$15,449	$15,769
12/31/2020	$17,001	$16,167	$16,507
1/31/2021	$16,787	$16,093	$16,436
2/28/2021	$17,644	$16,466	$16,822
3/31/2021	$17,822	$16,906	$17,280
4/30/2021	$18,774	$17,645	$18,043
5/31/2021	$19,036	$17,920	$18,333
6/30/2021	$19,143	$18,156	$18,581
7/31/2021	$19,131	$18,281	$18,714
8/31/2021	$19,631	$18,738	$19,188
9/30/2021	$18,619	$17,965	$18,404
10/31/2021	$19,821	$18,881	$19,348
11/30/2021	$19,369	$18,427	$18,888
12/31/2021	$20,098	$19,164	$19,650
1/31/2022	$18,904	$18,223	$18,688
2/28/2022	$18,280	$17,752	$18,211
3/31/2022	$18,682	$18,137	$18,616
4/30/2022	$17,086	$16,685	$17,133
5/31/2022	$17,128	$16,705	$17,165
6/30/2022	$15,781	$15,296	$15,725
7/31/2022	$17,003	$16,364	$16,829
8/31/2022	$16,378	$15,762	$16,216
9/30/2022	$15,060	$14,253	$14,671
10/31/2022	$15,823	$15,113	$15,560
11/30/2022	$17,086	$16,285	$16,774
12/31/2022	$16,305	$15,645	$16,120
1/31/2023	$17,524	$16,766	$17,280
2/28/2023	$16,922	$16,285	$16,791
3/31/2023	$17,426	$16,787	$17,320
4/30/2023	$17,608	$17,029	$17,577
5/31/2023	$17,328	$16,846	$17,401
6/30/2023	$18,379	$17,825	$18,419
7/31/2023	$19,177	$18,477	$19,099
8/31/2023	$18,645	$17,961	$18,573
9/30/2023	$17,804	$17,218	$17,812
10/31/2023	$17,454	$16,700	$17,280
11/30/2023	$19,205	$18,242	$18,883
12/31/2023	$20,142	$19,118	$19,797
1/31/2024	$20,553	$19,230	$19,917
2/29/2024	$21,586	$20,055	$20,779
3/31/2024	$22,322	$20,685	$21,443
4/30/2024	$21,374	$20,002	$20,745
5/31/2024	$22,549	$20,815	$21,601
6/30/2024	$22,860	$21,278	$22,089
7/31/2024	$23,271	$21,622	$22,452
8/31/2024	$23,639	$22,171	$23,030
9/30/2024	$23,865	$22,686	$23,573
10/31/2024	$23,554	$22,177	$23,052

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/18/17
Class R5 at NAV	34.95%	12.80%	11.64%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	10.77%
MSCI ACWI GR USD	33.40%	11.61%	11.33%

Performance Inception Date	Jan. 18, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 57,841,931
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$57,841,931
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.37%
Consumer Discretionary	11.49%
Consumer Staples	5.34%
Energy	2.75%
Financials	15.97%
Health Care	8.69%
Industrials	12.01%
Information Technology	20.03%
Materials	2.22%
Real Estate	0.75%
Utilities	1.94%
Repurchase Agreements	5.56%
Money Market FundsFootnote Reference(a)	0.79%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000175105
Shareholder Report [Line Items]
Fund Name	Lord Abbett Global Equity Fund
Class Name	Class R6
Trading Symbol	LGCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Global Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$62	0.53%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 35.15%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 32.79%  return of the Fund's broad-based market index, MSCI ACWI Net Index.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. Negative factors, specifically in the beginning of the period, included stronger-than-expected gross domestic product growth, resilient labor market data, and persistently high inflation readings that led to a more prolonged interest rate environment. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Communication Services sector contributed to relative performance, led by an overweight allocation to Meta Platforms, Inc. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation BAWAG Group AG.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to UnitedHealth Group, Inc. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Samsung Electronics Co. Ltd.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI Net Index	MSCI ACWI GR USD
1/18/2017	$10,000	$10,000	$10,000
1/31/2017	$10,040	$10,049	$10,050
2/28/2017	$10,220	$10,331	$10,336
3/31/2017	$10,320	$10,457	$10,469
4/30/2017	$10,550	$10,620	$10,637
5/31/2017	$10,790	$10,855	$10,882
6/30/2017	$10,810	$10,904	$10,936
7/31/2017	$11,090	$11,209	$11,245
8/31/2017	$11,180	$11,252	$11,294
9/30/2017	$11,360	$11,469	$11,516
10/31/2017	$11,610	$11,707	$11,758
11/30/2017	$11,850	$11,934	$11,991
12/31/2017	$11,960	$12,126	$12,188
1/31/2018	$12,766	$12,811	$12,879
2/28/2018	$12,236	$12,272	$12,343
3/31/2018	$12,141	$12,010	$12,086
4/30/2018	$12,204	$12,125	$12,208
5/31/2018	$12,215	$12,140	$12,234
6/30/2018	$12,109	$12,074	$12,172
7/31/2018	$12,405	$12,438	$12,543
8/31/2018	$12,585	$12,536	$12,648
9/30/2018	$12,660	$12,591	$12,708
10/31/2018	$11,611	$11,647	$11,758
11/30/2018	$11,727	$11,817	$11,936
12/31/2018	$10,858	$10,985	$11,100
1/31/2019	$11,730	$11,852	$11,980
2/28/2019	$12,098	$12,169	$12,306
3/31/2019	$12,266	$12,322	$12,468
4/30/2019	$12,623	$12,738	$12,896
5/31/2019	$11,852	$11,983	$12,142
6/30/2019	$12,567	$12,767	$12,942
7/31/2019	$12,567	$12,805	$12,985
8/31/2019	$12,333	$12,501	$12,683
9/30/2019	$12,567	$12,764	$12,955
10/31/2019	$12,903	$13,113	$13,313
11/30/2019	$13,282	$13,433	$13,644
12/31/2019	$13,750	$13,906	$14,130
1/31/2020	$13,546	$13,753	$13,977
2/29/2020	$12,742	$12,642	$12,854
3/31/2020	$10,760	$10,935	$11,126
4/30/2020	$11,927	$12,107	$12,324
5/31/2020	$12,538	$12,633	$12,867
6/30/2020	$13,116	$13,037	$13,284
7/31/2020	$13,909	$13,726	$13,992
8/31/2020	$14,690	$14,567	$14,854
9/30/2020	$14,328	$14,097	$14,380
10/31/2020	$14,305	$13,754	$14,034
11/30/2020	$16,152	$15,449	$15,769
12/31/2020	$17,023	$16,167	$16,507
1/31/2021	$16,809	$16,093	$16,436
2/28/2021	$17,666	$16,466	$16,822
3/31/2021	$17,845	$16,906	$17,280
4/30/2021	$18,798	$17,645	$18,043
5/31/2021	$19,060	$17,920	$18,333
6/30/2021	$19,167	$18,156	$18,581
7/31/2021	$19,167	$18,281	$18,714
8/31/2021	$19,656	$18,738	$19,188
9/30/2021	$18,655	$17,965	$18,404
10/31/2021	$19,858	$18,881	$19,348
11/30/2021	$19,406	$18,427	$18,888
12/31/2021	$20,135	$19,164	$19,650
1/31/2022	$18,953	$18,223	$18,688
2/28/2022	$18,313	$17,752	$18,211
3/31/2022	$18,730	$18,137	$18,616
4/30/2022	$17,131	$16,685	$17,133
5/31/2022	$17,173	$16,705	$17,165
6/30/2022	$15,810	$15,296	$15,725
7/31/2022	$17,048	$16,364	$16,829
8/31/2022	$16,422	$15,762	$16,216
9/30/2022	$15,101	$14,253	$14,671
10/31/2022	$15,866	$15,113	$15,560
11/30/2022	$17,131	$16,285	$16,774
12/31/2022	$16,347	$15,645	$16,120
1/31/2023	$17,583	$16,766	$17,280
2/28/2023	$16,979	$16,285	$16,791
3/31/2023	$17,485	$16,787	$17,320
4/30/2023	$17,667	$17,029	$17,577
5/31/2023	$17,387	$16,846	$17,401
6/30/2023	$18,440	$17,825	$18,419
7/31/2023	$19,240	$18,477	$19,099
8/31/2023	$18,707	$17,961	$18,573
9/30/2023	$17,864	$17,218	$17,812
10/31/2023	$17,513	$16,700	$17,280
11/30/2023	$19,283	$18,242	$18,883
12/31/2023	$20,218	$19,118	$19,797
1/31/2024	$20,630	$19,230	$19,917
2/29/2024	$21,680	$20,055	$20,779
3/31/2024	$22,419	$20,685	$21,443
4/30/2024	$21,453	$20,002	$20,745
5/31/2024	$22,646	$20,815	$21,601
6/30/2024	$22,958	$21,278	$22,089
7/31/2024	$23,370	$21,622	$22,452
8/31/2024	$23,753	$22,171	$23,030
9/30/2024	$23,980	$22,686	$23,573
10/31/2024	$23,668	$22,177	$23,052

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/18/17
Class R6 at NAV	35.15%	12.90%	11.70%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	10.77%
MSCI ACWI GR USD	33.40%	11.61%	11.33%

Performance Inception Date	Jan. 18, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 57,841,931
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$57,841,931
# of Portfolio Holdings	90
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.37%
Consumer Discretionary	11.49%
Consumer Staples	5.34%
Energy	2.75%
Financials	15.97%
Health Care	8.69%
Industrials	12.01%
Information Technology	20.03%
Materials	2.22%
Real Estate	0.75%
Utilities	1.94%
Repurchase Agreements	5.56%
Money Market FundsFootnote Reference(a)	0.79%
Time DepositsFootnote Reference(a)	0.09%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

This is a summary of certain changes of the Fund since October 31, 2024. For more information contact 888-522-2388.

As of March 1, 2024, the expense limitation on total net annual operating expenses decreased from 0.58% to 0.51% as part of the annual review of transfer agency expenses.

Material Fund Change Expenses [Text Block]	As of March 1, 2024, the expense limitation on total net annual operating expenses decreased from 0.58% to 0.51% as part of the annual review of transfer agency expenses.
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since October 31, 2024. For more information contact 888-522-2388.
Updated Prospectus Phone Number	888-522-2388
C000019525
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class A
Trading Symbol	LICAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	0.94%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.03%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 24.33% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Hitachi, Ltd. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation NVIDIA Corp.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Grupo Financiero Banorte SAB de CV. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to L’Oreal S.A.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2014	$9,428	$10,000	$10,000	$10,000
11/30/2014	$9,470	$10,072	$10,073	$10,136
12/31/2014	$9,028	$9,709	$9,714	$9,785
1/31/2015	$9,143	$9,695	$9,701	$9,833
2/28/2015	$9,557	$10,213	$10,221	$10,421
3/31/2015	$9,364	$10,048	$10,063	$10,262
4/30/2015	$9,743	$10,556	$10,578	$10,681
5/31/2015	$9,607	$10,391	$10,422	$10,627
6/30/2015	$9,336	$10,101	$10,136	$10,325
7/31/2015	$9,407	$10,073	$10,110	$10,540
8/31/2015	$8,750	$9,303	$9,339	$9,765
9/30/2015	$8,507	$8,872	$8,909	$9,269
10/31/2015	$9,036	$9,532	$9,574	$9,993
11/30/2015	$8,907	$9,335	$9,377	$9,838
12/31/2015	$8,781	$9,160	$9,203	$9,705
1/31/2016	$8,361	$8,536	$8,578	$9,003
2/29/2016	$8,085	$8,439	$8,483	$8,838
3/31/2016	$8,527	$9,125	$9,179	$9,414
4/30/2016	$8,571	$9,365	$9,429	$9,686
5/31/2016	$8,614	$9,207	$9,279	$9,598
6/30/2016	$8,274	$9,066	$9,142	$9,276
7/31/2016	$8,730	$9,515	$9,596	$9,746
8/31/2016	$8,774	$9,575	$9,659	$9,753
9/30/2016	$8,861	$9,693	$9,782	$9,873
10/31/2016	$8,716	$9,554	$9,642	$9,671
11/30/2016	$8,375	$9,333	$9,421	$9,478
12/31/2016	$8,620	$9,571	$9,665	$9,802
1/31/2017	$8,857	$9,910	$10,008	$10,087
2/28/2017	$8,901	$10,068	$10,169	$10,231
3/31/2017	$9,116	$10,324	$10,436	$10,513
4/30/2017	$9,383	$10,545	$10,666	$10,780
5/31/2017	$9,605	$10,887	$11,023	$11,176
6/30/2017	$9,605	$10,920	$11,062	$11,156
7/31/2017	$9,968	$11,323	$11,473	$11,478
8/31/2017	$10,049	$11,382	$11,535	$11,473
9/30/2017	$10,316	$11,594	$11,754	$11,759
10/31/2017	$10,442	$11,812	$11,976	$11,937
11/30/2017	$10,642	$11,908	$12,075	$12,063
12/31/2017	$10,784	$12,174	$12,349	$12,256
1/31/2018	$11,366	$12,852	$13,038	$12,871
2/28/2018	$10,731	$12,246	$12,425	$12,290
3/31/2018	$10,671	$12,030	$12,216	$12,069
4/30/2018	$10,724	$12,222	$12,421	$12,344
5/31/2018	$10,459	$11,940	$12,147	$12,067
6/30/2018	$10,127	$11,715	$11,923	$11,919
7/31/2018	$10,263	$11,995	$12,212	$12,213
8/31/2018	$10,172	$11,745	$11,959	$11,977
9/30/2018	$10,157	$11,798	$12,019	$12,081
10/31/2018	$9,198	$10,838	$11,042	$11,119
11/30/2018	$9,213	$10,941	$11,149	$11,105
12/31/2018	$8,819	$10,446	$10,648	$10,566
1/31/2019	$9,359	$11,235	$11,454	$11,260
2/28/2019	$9,544	$11,454	$11,680	$11,548
3/31/2019	$9,660	$11,523	$11,759	$11,620
4/30/2019	$9,938	$11,827	$12,079	$11,947
5/31/2019	$9,429	$11,193	$11,443	$11,373
6/30/2019	$10,092	$11,866	$12,138	$12,048
7/31/2019	$9,853	$11,723	$11,995	$11,895
8/31/2019	$9,706	$11,361	$11,627	$11,587
9/30/2019	$9,838	$11,653	$11,932	$11,919
10/31/2019	$10,177	$12,060	$12,350	$12,347
11/30/2019	$10,262	$12,166	$12,461	$12,486
12/31/2019	$10,709	$12,693	$13,004	$12,892
1/31/2020	$10,357	$12,352	$12,656	$12,623
2/29/2020	$9,723	$11,375	$11,658	$11,482
3/31/2020	$8,368	$9,728	$9,979	$9,949
4/30/2020	$8,963	$10,466	$10,742	$10,592
5/31/2020	$9,300	$10,808	$11,099	$11,053
6/30/2020	$9,887	$11,296	$11,605	$11,430
7/31/2020	$10,412	$11,800	$12,128	$11,696
8/31/2020	$10,811	$12,305	$12,649	$12,297
9/30/2020	$10,670	$12,003	$12,343	$11,978
10/31/2020	$10,505	$11,745	$12,080	$11,500
11/30/2020	$11,774	$13,325	$13,706	$13,282
12/31/2020	$12,516	$14,045	$14,451	$13,900
1/31/2021	$12,429	$14,075	$14,485	$13,752
2/28/2021	$12,722	$14,354	$14,774	$14,060
3/31/2021	$12,864	$14,535	$14,971	$14,383
4/30/2021	$13,315	$14,964	$15,421	$14,816
5/31/2021	$13,830	$15,432	$15,914	$15,299
6/30/2021	$13,640	$15,331	$15,816	$15,127
7/31/2021	$13,767	$15,079	$15,560	$15,241
8/31/2021	$14,067	$15,365	$15,859	$15,510
9/30/2021	$13,505	$14,873	$15,361	$15,060
10/31/2021	$13,988	$15,228	$15,731	$15,430
11/30/2021	$13,403	$14,543	$15,025	$14,712
12/31/2021	$13,974	$15,144	$15,650	$15,465
1/31/2022	$13,294	$14,586	$15,075	$14,718
2/28/2022	$12,721	$14,297	$14,779	$14,458
3/31/2022	$12,641	$14,320	$14,815	$14,551
4/30/2022	$11,827	$13,420	$13,894	$13,609
5/31/2022	$11,916	$13,517	$14,008	$13,711
6/30/2022	$10,995	$12,354	$12,809	$12,439
7/31/2022	$11,397	$12,777	$13,252	$13,059
8/31/2022	$10,905	$12,366	$12,829	$12,439
9/30/2022	$9,939	$11,130	$11,553	$11,275
10/31/2022	$10,386	$11,463	$11,901	$11,881
11/30/2022	$11,674	$12,816	$13,308	$13,220
12/31/2022	$11,337	$12,720	$13,214	$13,230
1/31/2023	$12,287	$13,752	$14,287	$14,302
2/28/2023	$11,775	$13,270	$13,788	$14,003
3/31/2023	$12,104	$13,594	$14,139	$14,350
4/30/2023	$12,259	$13,830	$14,395	$14,755
5/31/2023	$11,839	$13,327	$13,886	$14,131
6/30/2023	$12,396	$13,925	$14,516	$14,774
7/31/2023	$12,633	$14,491	$15,111	$15,252
8/31/2023	$12,241	$13,836	$14,432	$14,668
9/30/2023	$11,721	$13,400	$13,982	$14,167
10/31/2023	$11,292	$12,847	$13,408	$13,592
11/30/2023	$12,214	$14,003	$14,617	$14,854
12/31/2023	$12,737	$14,707	$15,355	$15,643
1/31/2024	$12,811	$14,561	$15,205	$15,733
2/29/2024	$13,508	$14,929	$15,593	$16,021
3/31/2024	$14,102	$15,396	$16,095	$16,548
4/30/2024	$13,675	$15,120	$15,818	$16,124
5/31/2024	$14,279	$15,558	$16,292	$16,749
6/30/2024	$14,242	$15,544	$16,283	$16,479
7/31/2024	$14,493	$15,903	$16,665	$16,962
8/31/2024	$14,874	$16,356	$17,143	$17,514
9/30/2024	$15,050	$16,797	$17,613	$17,675
10/31/2024	$14,344	$15,973	$16,757	$16,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	27.03%	7.10%	4.29%
Class A with sales charge	19.77%	5.85%	3.67%
MSCI ACWI Ex USA Index with Net Dividends	24.33%	5.78%	4.79%
MSCI ACWI Ex USA Index with Gross Dividends	24.98%	6.29%	5.30%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 335,438,159
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,504,123
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$335,438,159
# of Portfolio Holdings	102
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$1,504,123

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.82%
Consumer Discretionary	10.28%
Consumer Staples	6.85%
Energy	4.48%
Financials	18.83%
Health Care	10.14%
Industrials	16.69%
Information Technology	10.64%
Materials	7.39%
Real Estate	1.94%
Utilities	2.79%
Repurchase Agreements	3.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019527
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class C
Trading Symbol	LICCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.69%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 26.10%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 24.33% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Hitachi, Ltd. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation NVIDIA Corp.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Grupo Financiero Banorte SAB de CV. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to L’Oreal S.A.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,038	$10,072	$10,073	$10,136
12/31/2014	$9,568	$9,709	$9,714	$9,785
1/31/2015	$9,690	$9,695	$9,701	$9,833
2/28/2015	$10,118	$10,213	$10,221	$10,421
3/31/2015	$9,912	$10,048	$10,063	$10,262
4/30/2015	$10,301	$10,556	$10,578	$10,681
5/31/2015	$10,156	$10,391	$10,422	$10,627
6/30/2015	$9,866	$10,101	$10,136	$10,325
7/31/2015	$9,935	$10,073	$10,110	$10,540
8/31/2015	$9,232	$9,303	$9,339	$9,765
9/30/2015	$8,964	$8,872	$8,909	$9,269
10/31/2015	$9,514	$9,532	$9,574	$9,993
11/30/2015	$9,377	$9,335	$9,377	$9,838
12/31/2015	$9,244	$9,160	$9,203	$9,705
1/31/2016	$8,791	$8,536	$8,578	$9,003
2/29/2016	$8,499	$8,439	$8,483	$8,838
3/31/2016	$8,952	$9,125	$9,179	$9,414
4/30/2016	$8,998	$9,365	$9,429	$9,686
5/31/2016	$9,036	$9,207	$9,279	$9,598
6/30/2016	$8,683	$9,066	$9,142	$9,276
7/31/2016	$9,152	$9,515	$9,596	$9,746
8/31/2016	$9,190	$9,575	$9,659	$9,753
9/30/2016	$9,275	$9,693	$9,782	$9,873
10/31/2016	$9,113	$9,554	$9,642	$9,671
11/30/2016	$8,760	$9,333	$9,421	$9,478
12/31/2016	$9,008	$9,571	$9,665	$9,802
1/31/2017	$9,249	$9,910	$10,008	$10,087
2/28/2017	$9,296	$10,068	$10,169	$10,231
3/31/2017	$9,506	$10,324	$10,436	$10,513
4/30/2017	$9,779	$10,545	$10,666	$10,780
5/31/2017	$10,005	$10,887	$11,023	$11,176
6/30/2017	$9,997	$10,920	$11,062	$11,156
7/31/2017	$10,371	$11,323	$11,473	$11,478
8/31/2017	$10,441	$11,382	$11,535	$11,473
9/30/2017	$10,714	$11,594	$11,754	$11,759
10/31/2017	$10,847	$11,812	$11,976	$11,937
11/30/2017	$11,041	$11,908	$12,075	$12,063
12/31/2017	$11,184	$12,174	$12,349	$12,256
1/31/2018	$11,784	$12,852	$13,038	$12,871
2/28/2018	$11,121	$12,246	$12,425	$12,290
3/31/2018	$11,050	$12,030	$12,216	$12,069
4/30/2018	$11,098	$12,222	$12,421	$12,344
5/31/2018	$10,814	$11,940	$12,147	$12,067
6/30/2018	$10,459	$11,715	$11,923	$11,919
7/31/2018	$10,593	$11,995	$12,212	$12,213
8/31/2018	$10,498	$11,745	$11,959	$11,977
9/30/2018	$10,474	$11,798	$12,019	$12,081
10/31/2018	$9,481	$10,838	$11,042	$11,119
11/30/2018	$9,489	$10,941	$11,149	$11,105
12/31/2018	$9,073	$10,446	$10,648	$10,566
1/31/2019	$9,630	$11,235	$11,454	$11,260
2/28/2019	$9,813	$11,454	$11,680	$11,548
3/31/2019	$9,924	$11,523	$11,759	$11,620
4/30/2019	$10,203	$11,827	$12,079	$11,947
5/31/2019	$9,677	$11,193	$11,443	$11,373
6/30/2019	$10,346	$11,866	$12,138	$12,048
7/31/2019	$10,099	$11,723	$11,995	$11,895
8/31/2019	$9,940	$11,361	$11,627	$11,587
9/30/2019	$10,067	$11,653	$11,932	$11,919
10/31/2019	$10,418	$12,060	$12,350	$12,347
11/30/2019	$10,489	$12,166	$12,461	$12,486
12/31/2019	$10,935	$12,693	$13,004	$12,892
1/31/2020	$10,574	$12,352	$12,656	$12,623
2/29/2020	$9,917	$11,375	$11,658	$11,482
3/31/2020	$8,532	$9,728	$9,979	$9,949
4/30/2020	$9,140	$10,466	$10,742	$10,592
5/31/2020	$9,469	$10,808	$11,099	$11,053
6/30/2020	$10,054	$11,296	$11,605	$11,430
7/31/2020	$10,582	$11,800	$12,128	$11,696
8/31/2020	$10,983	$12,305	$12,649	$12,297
9/30/2020	$10,831	$12,003	$12,343	$11,978
10/31/2020	$10,654	$11,745	$12,080	$11,500
11/30/2020	$11,944	$13,325	$13,706	$13,282
12/31/2020	$12,680	$14,045	$14,451	$13,900
1/31/2021	$12,584	$14,075	$14,485	$13,752
2/28/2021	$12,881	$14,354	$14,774	$14,060
3/31/2021	$13,018	$14,535	$14,971	$14,383
4/30/2021	$13,459	$14,964	$15,421	$14,816
5/31/2021	$13,973	$15,432	$15,914	$15,299
6/30/2021	$13,772	$15,331	$15,816	$15,127
7/31/2021	$13,885	$15,079	$15,560	$15,241
8/31/2021	$14,182	$15,365	$15,859	$15,510
9/30/2021	$13,612	$14,873	$15,361	$15,060
10/31/2021	$14,086	$15,228	$15,731	$15,430
11/30/2021	$13,491	$14,543	$15,025	$14,712
12/31/2021	$14,058	$15,144	$15,650	$15,465
1/31/2022	$13,365	$14,586	$15,075	$14,718
2/28/2022	$12,780	$14,297	$14,779	$14,458
3/31/2022	$12,690	$14,320	$14,815	$14,551
4/30/2022	$11,871	$13,420	$13,894	$13,609
5/31/2022	$11,952	$13,517	$14,008	$13,711
6/30/2022	$11,016	$12,354	$12,809	$12,439
7/31/2022	$11,412	$12,777	$13,252	$13,059
8/31/2022	$10,917	$12,366	$12,829	$12,439
9/30/2022	$9,945	$11,130	$11,553	$11,275
10/31/2022	$10,386	$11,463	$11,901	$11,881
11/30/2022	$11,664	$12,816	$13,308	$13,220
12/31/2022	$11,317	$12,720	$13,214	$13,230
1/31/2023	$12,263	$13,752	$14,287	$14,302
2/28/2023	$11,744	$13,270	$13,788	$14,003
3/31/2023	$12,063	$13,594	$14,139	$14,350
4/30/2023	$12,208	$13,830	$14,395	$14,755
5/31/2023	$11,781	$13,327	$13,886	$14,131
6/30/2023	$12,336	$13,925	$14,516	$14,774
7/31/2023	$12,563	$14,491	$15,111	$15,252
8/31/2023	$12,154	$13,836	$14,432	$14,668
9/30/2023	$11,626	$13,400	$13,982	$14,167
10/31/2023	$11,199	$12,847	$13,408	$13,592
11/30/2023	$12,108	$14,003	$14,617	$14,854
12/31/2023	$12,613	$14,707	$15,355	$15,643
1/31/2024	$12,687	$14,561	$15,205	$15,733
2/29/2024	$13,372	$14,929	$15,593	$16,021
3/31/2024	$13,948	$15,396	$16,095	$16,548
4/30/2024	$13,509	$15,120	$15,818	$16,124
5/31/2024	$14,103	$15,558	$16,292	$16,749
6/30/2024	$14,058	$15,544	$16,283	$16,479
7/31/2024	$14,295	$15,903	$16,665	$16,962
8/31/2024	$14,661	$16,356	$17,143	$17,514
9/30/2024	$14,825	$16,797	$17,613	$17,675
10/31/2024	$14,122	$15,973	$16,757	$16,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	26.10%	6.27%	3.51%
Class C with sales charge	25.10%	6.27%	3.51%
MSCI ACWI Ex USA Index with Net Dividends	24.33%	5.78%	4.79%
MSCI ACWI Ex USA Index with Gross Dividends	24.98%	6.29%	5.30%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 335,438,159
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,504,123
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$335,438,159
# of Portfolio Holdings	102
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$1,504,123

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.82%
Consumer Discretionary	10.28%
Consumer Staples	6.85%
Energy	4.48%
Financials	18.83%
Health Care	10.14%
Industrials	16.69%
Information Technology	10.64%
Materials	7.39%
Real Estate	1.94%
Utilities	2.79%
Repurchase Agreements	3.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054928
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class F
Trading Symbol	LICFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$90	0.79%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.19%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 24.33% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Hitachi, Ltd. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation NVIDIA Corp.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Grupo Financiero Banorte SAB de CV. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to L’Oreal S.A.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,045	$10,072	$10,073	$10,136
12/31/2014	$9,578	$9,709	$9,714	$9,785
1/31/2015	$9,708	$9,695	$9,701	$9,833
2/28/2015	$10,144	$10,213	$10,221	$10,421
3/31/2015	$9,945	$10,048	$10,063	$10,262
4/30/2015	$10,351	$10,556	$10,578	$10,681
5/31/2015	$10,205	$10,391	$10,422	$10,627
6/30/2015	$9,922	$10,101	$10,136	$10,325
7/31/2015	$9,999	$10,073	$10,110	$10,540
8/31/2015	$9,303	$9,303	$9,339	$9,765
9/30/2015	$9,043	$8,872	$8,909	$9,269
10/31/2015	$9,601	$9,532	$9,574	$9,993
11/30/2015	$9,471	$9,335	$9,377	$9,838
12/31/2015	$9,345	$9,160	$9,203	$9,705
1/31/2016	$8,894	$8,536	$8,578	$9,003
2/29/2016	$8,607	$8,439	$8,483	$8,838
3/31/2016	$9,073	$9,125	$9,179	$9,414
4/30/2016	$9,127	$9,365	$9,429	$9,686
5/31/2016	$9,174	$9,207	$9,279	$9,598
6/30/2016	$8,816	$9,066	$9,142	$9,276
7/31/2016	$9,298	$9,515	$9,596	$9,746
8/31/2016	$9,352	$9,575	$9,659	$9,753
9/30/2016	$9,446	$9,693	$9,782	$9,873
10/31/2016	$9,290	$9,554	$9,642	$9,671
11/30/2016	$8,933	$9,333	$9,421	$9,478
12/31/2016	$9,199	$9,571	$9,665	$9,802
1/31/2017	$9,453	$9,910	$10,008	$10,087
2/28/2017	$9,501	$10,068	$10,169	$10,231
3/31/2017	$9,732	$10,324	$10,436	$10,513
4/30/2017	$10,018	$10,545	$10,666	$10,780
5/31/2017	$10,249	$10,887	$11,023	$11,176
6/30/2017	$10,257	$10,920	$11,062	$11,156
7/31/2017	$10,647	$11,323	$11,473	$11,478
8/31/2017	$10,734	$11,382	$11,535	$11,473
9/30/2017	$11,021	$11,594	$11,754	$11,759
10/31/2017	$11,164	$11,812	$11,976	$11,937
11/30/2017	$11,371	$11,908	$12,075	$12,063
12/31/2017	$11,525	$12,174	$12,349	$12,256
1/31/2018	$12,150	$12,852	$13,038	$12,871
2/28/2018	$11,476	$12,246	$12,425	$12,290
3/31/2018	$11,419	$12,030	$12,216	$12,069
4/30/2018	$11,476	$12,222	$12,421	$12,344
5/31/2018	$11,200	$11,940	$12,147	$12,067
6/30/2018	$10,834	$11,715	$11,923	$11,919
7/31/2018	$10,988	$11,995	$12,212	$12,213
8/31/2018	$10,891	$11,745	$11,959	$11,977
9/30/2018	$10,883	$11,798	$12,019	$12,081
10/31/2018	$9,850	$10,838	$11,042	$11,119
11/30/2018	$9,875	$10,941	$11,149	$11,105
12/31/2018	$9,452	$10,446	$10,648	$10,566
1/31/2019	$10,034	$11,235	$11,454	$11,260
2/28/2019	$10,234	$11,454	$11,680	$11,548
3/31/2019	$10,359	$11,523	$11,759	$11,620
4/30/2019	$10,650	$11,827	$12,079	$11,947
5/31/2019	$10,109	$11,193	$11,443	$11,373
6/30/2019	$10,825	$11,866	$12,138	$12,048
7/31/2019	$10,567	$11,723	$11,995	$11,895
8/31/2019	$10,417	$11,361	$11,627	$11,587
9/30/2019	$10,558	$11,653	$11,932	$11,919
10/31/2019	$10,925	$12,060	$12,350	$12,347
11/30/2019	$11,016	$12,166	$12,461	$12,486
12/31/2019	$11,498	$12,693	$13,004	$12,892
1/31/2020	$11,118	$12,352	$12,656	$12,623
2/29/2020	$10,441	$11,375	$11,658	$11,482
3/31/2020	$8,987	$9,728	$9,979	$9,949
4/30/2020	$9,630	$10,466	$10,742	$10,592
5/31/2020	$9,993	$10,808	$11,099	$11,053
6/30/2020	$10,627	$11,296	$11,605	$11,430
7/31/2020	$11,194	$11,800	$12,128	$11,696
8/31/2020	$11,625	$12,305	$12,649	$12,297
9/30/2020	$11,473	$12,003	$12,343	$11,978
10/31/2020	$11,295	$11,745	$12,080	$11,500
11/30/2020	$12,673	$13,325	$13,706	$13,282
12/31/2020	$13,462	$14,045	$14,451	$13,900
1/31/2021	$13,377	$14,075	$14,485	$13,752
2/28/2021	$13,693	$14,354	$14,774	$14,060
3/31/2021	$13,856	$14,535	$14,971	$14,383
4/30/2021	$14,335	$14,964	$15,421	$14,816
5/31/2021	$14,900	$15,432	$15,914	$15,299
6/30/2021	$14,695	$15,331	$15,816	$15,127
7/31/2021	$14,832	$15,079	$15,560	$15,241
8/31/2021	$15,157	$15,365	$15,859	$15,510
9/30/2021	$14,558	$14,873	$15,361	$15,060
10/31/2021	$15,071	$15,228	$15,731	$15,430
11/30/2021	$14,455	$14,543	$15,025	$14,712
12/31/2021	$15,076	$15,144	$15,650	$15,465
1/31/2022	$14,340	$14,586	$15,075	$14,718
2/28/2022	$13,719	$14,297	$14,779	$14,458
3/31/2022	$13,632	$14,320	$14,815	$14,551
4/30/2022	$12,759	$13,420	$13,894	$13,609
5/31/2022	$12,866	$13,517	$14,008	$13,711
6/30/2022	$11,867	$12,354	$12,809	$12,439
7/31/2022	$12,304	$12,777	$13,252	$13,059
8/31/2022	$11,770	$12,366	$12,829	$12,439
9/30/2022	$10,733	$11,130	$11,553	$11,275
10/31/2022	$11,218	$11,463	$11,901	$11,881
11/30/2022	$12,614	$12,816	$13,308	$13,220
12/31/2022	$12,245	$12,720	$13,214	$13,230
1/31/2023	$13,275	$13,752	$14,287	$14,302
2/28/2023	$12,720	$13,270	$13,788	$14,003
3/31/2023	$13,077	$13,594	$14,139	$14,350
4/30/2023	$13,246	$13,830	$14,395	$14,755
5/31/2023	$12,800	$13,327	$13,886	$14,131
6/30/2023	$13,404	$13,925	$14,516	$14,774
7/31/2023	$13,662	$14,491	$15,111	$15,252
8/31/2023	$13,236	$13,836	$14,432	$14,668
9/30/2023	$12,671	$13,400	$13,982	$14,167
10/31/2023	$12,215	$12,847	$13,408	$13,592
11/30/2023	$13,216	$14,003	$14,617	$14,854
12/31/2023	$13,780	$14,707	$15,355	$15,643
1/31/2024	$13,860	$14,561	$15,205	$15,733
2/29/2024	$14,618	$14,929	$15,593	$16,021
3/31/2024	$15,264	$15,396	$16,095	$16,548
4/30/2024	$14,799	$15,120	$15,818	$16,124
5/31/2024	$15,466	$15,558	$16,292	$16,749
6/30/2024	$15,415	$15,544	$16,283	$16,479
7/31/2024	$15,698	$15,903	$16,665	$16,962
8/31/2024	$16,112	$16,356	$17,143	$17,514
9/30/2024	$16,303	$16,797	$17,613	$17,675
10/31/2024	$15,536	$15,973	$16,757	$16,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	27.19%	7.30%	4.50%
MSCI ACWI Ex USA Index with Net Dividends	24.33%	5.78%	4.79%
MSCI ACWI Ex USA Index with Gross Dividends	24.98%	6.29%	5.30%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 335,438,159
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,504,123
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$335,438,159
# of Portfolio Holdings	102
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$1,504,123

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.82%
Consumer Discretionary	10.28%
Consumer Staples	6.85%
Energy	4.48%
Financials	18.83%
Health Care	10.14%
Industrials	16.69%
Information Technology	10.64%
Materials	7.39%
Real Estate	1.94%
Utilities	2.79%
Repurchase Agreements	3.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000184533
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class F3
Trading Symbol	LICOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$69	0.61%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.48%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 24.33% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Hitachi, Ltd. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation NVIDIA Corp.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Grupo Financiero Banorte SAB de CV. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to L’Oreal S.A.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,357	$10,221	$10,227	$10,290
5/31/2017	$10,600	$10,553	$10,569	$10,668
6/30/2017	$10,608	$10,585	$10,607	$10,649
7/31/2017	$11,013	$10,976	$11,000	$10,956
8/31/2017	$11,102	$11,033	$11,060	$10,952
9/30/2017	$11,402	$11,238	$11,270	$11,225
10/31/2017	$11,548	$11,450	$11,483	$11,395
11/30/2017	$11,775	$11,542	$11,578	$11,515
12/31/2017	$11,937	$11,800	$11,840	$11,700
1/31/2018	$12,583	$12,458	$12,501	$12,287
2/28/2018	$11,887	$11,870	$11,914	$11,732
3/31/2018	$11,821	$11,661	$11,713	$11,521
4/30/2018	$11,887	$11,847	$11,910	$11,784
5/31/2018	$11,598	$11,573	$11,647	$11,519
6/30/2018	$11,225	$11,356	$11,433	$11,378
7/31/2018	$11,382	$11,627	$11,710	$11,658
8/31/2018	$11,283	$11,384	$11,467	$11,433
9/30/2018	$11,274	$11,436	$11,524	$11,532
10/31/2018	$10,206	$10,506	$10,588	$10,614
11/30/2018	$10,231	$10,605	$10,690	$10,601
12/31/2018	$9,796	$10,125	$10,210	$10,086
1/31/2019	$10,399	$10,890	$10,983	$10,749
2/28/2019	$10,603	$11,103	$11,199	$11,023
3/31/2019	$10,739	$11,169	$11,275	$11,093
4/30/2019	$11,044	$11,464	$11,581	$11,405
5/31/2019	$10,484	$10,849	$10,972	$10,857
6/30/2019	$11,222	$11,502	$11,638	$11,501
7/31/2019	$10,968	$11,363	$11,501	$11,355
8/31/2019	$10,806	$11,012	$11,148	$11,061
9/30/2019	$10,959	$11,295	$11,441	$11,378
10/31/2019	$11,341	$11,690	$11,842	$11,786
11/30/2019	$11,435	$11,793	$11,948	$11,919
12/31/2019	$11,931	$12,303	$12,469	$12,307
1/31/2020	$11,543	$11,973	$12,136	$12,050
2/29/2020	$10,844	$11,026	$11,178	$10,960
3/31/2020	$9,333	$9,430	$9,568	$9,498
4/30/2020	$9,998	$10,144	$10,300	$10,111
5/31/2020	$10,377	$10,476	$10,642	$10,551
6/30/2020	$11,034	$10,950	$11,127	$10,911
7/31/2020	$11,629	$11,438	$11,629	$11,165
8/31/2020	$12,078	$11,928	$12,129	$11,739
9/30/2020	$11,914	$11,635	$11,835	$11,434
10/31/2020	$11,742	$11,384	$11,583	$10,977
11/30/2020	$13,166	$12,916	$13,142	$12,679
12/31/2020	$13,994	$13,614	$13,856	$13,269
1/31/2021	$13,898	$13,644	$13,889	$13,127
2/28/2021	$14,239	$13,914	$14,166	$13,422
3/31/2021	$14,397	$14,089	$14,355	$13,730
4/30/2021	$14,904	$14,504	$14,786	$14,143
5/31/2021	$15,491	$14,958	$15,259	$14,605
6/30/2021	$15,281	$14,861	$15,165	$14,440
7/31/2021	$15,421	$14,616	$14,920	$14,549
8/31/2021	$15,762	$14,894	$15,206	$14,806
9/30/2021	$15,141	$14,417	$14,729	$14,376
10/31/2021	$15,683	$14,761	$15,084	$14,729
11/30/2021	$15,036	$14,096	$14,407	$14,044
12/31/2021	$15,685	$14,679	$15,006	$14,763
1/31/2022	$14,923	$14,138	$14,454	$14,050
2/28/2022	$14,279	$13,858	$14,170	$13,801
3/31/2022	$14,190	$13,880	$14,205	$13,890
4/30/2022	$13,289	$13,009	$13,322	$12,991
5/31/2022	$13,388	$13,102	$13,431	$13,089
6/30/2022	$12,358	$11,975	$12,282	$11,874
7/31/2022	$12,814	$12,385	$12,707	$12,466
8/31/2022	$12,259	$11,987	$12,301	$11,874
9/30/2022	$11,180	$10,789	$11,078	$10,763
10/31/2022	$11,685	$11,111	$11,411	$11,342
11/30/2022	$13,140	$12,423	$12,760	$12,619
12/31/2022	$12,765	$12,330	$12,670	$12,630
1/31/2023	$13,839	$13,330	$13,699	$13,652
2/28/2023	$13,261	$12,862	$13,220	$13,367
3/31/2023	$13,636	$13,177	$13,557	$13,699
4/30/2023	$13,818	$13,405	$13,803	$14,085
5/31/2023	$13,342	$12,918	$13,314	$13,489
6/30/2023	$13,980	$13,498	$13,919	$14,103
7/31/2023	$14,254	$14,046	$14,489	$14,560
8/31/2023	$13,808	$13,412	$13,838	$14,002
9/30/2023	$13,221	$12,988	$13,407	$13,523
10/31/2023	$12,744	$12,452	$12,856	$12,975
11/30/2023	$13,788	$13,573	$14,015	$14,180
12/31/2023	$14,376	$14,255	$14,723	$14,933
1/31/2024	$14,469	$14,114	$14,579	$15,019
2/29/2024	$15,264	$14,471	$14,951	$15,294
3/31/2024	$15,936	$14,923	$15,432	$15,797
4/30/2024	$15,461	$14,656	$15,167	$15,392
5/31/2024	$16,153	$15,081	$15,622	$15,988
6/30/2024	$16,101	$15,067	$15,613	$15,730
7/31/2024	$16,401	$15,415	$15,979	$16,192
8/31/2024	$16,835	$15,854	$16,438	$16,718
9/30/2024	$17,042	$16,281	$16,888	$16,873
10/31/2024	$16,246	$15,482	$16,067	$15,955

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	27.48%	7.45%	6.62%
MSCI ACWI Ex USA Index with Net Dividends	24.33%	5.78%	5.94%
MSCI ACWI Ex USA Index with Gross Dividends	24.98%	6.29%	6.46%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	6.36%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 335,438,159
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,504,123
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$335,438,159
# of Portfolio Holdings	102
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$1,504,123

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.82%
Consumer Discretionary	10.28%
Consumer Staples	6.85%
Energy	4.48%
Financials	18.83%
Health Care	10.14%
Industrials	16.69%
Information Technology	10.64%
Materials	7.39%
Real Estate	1.94%
Utilities	2.79%
Repurchase Agreements	3.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019529
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class I
Trading Symbol	LICYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.69%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.38%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 24.33% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Hitachi, Ltd. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation NVIDIA Corp.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Grupo Financiero Banorte SAB de CV. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to L’Oreal S.A.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,052	$10,072	$10,073	$10,136
12/31/2014	$9,586	$9,709	$9,714	$9,785
1/31/2015	$9,715	$9,695	$9,701	$9,833
2/28/2015	$10,153	$10,213	$10,221	$10,421
3/31/2015	$9,957	$10,048	$10,063	$10,262
4/30/2015	$10,357	$10,556	$10,578	$10,681
5/31/2015	$10,213	$10,391	$10,422	$10,627
6/30/2015	$9,934	$10,101	$10,136	$10,325
7/31/2015	$10,009	$10,073	$10,110	$10,540
8/31/2015	$9,314	$9,303	$9,339	$9,765
9/30/2015	$9,058	$8,872	$8,909	$9,269
10/31/2015	$9,617	$9,532	$9,574	$9,993
11/30/2015	$9,488	$9,335	$9,377	$9,838
12/31/2015	$9,359	$9,160	$9,203	$9,705
1/31/2016	$8,906	$8,536	$8,578	$9,003
2/29/2016	$8,622	$8,439	$8,483	$8,838
3/31/2016	$9,091	$9,125	$9,179	$9,414
4/30/2016	$9,144	$9,365	$9,429	$9,686
5/31/2016	$9,190	$9,207	$9,279	$9,598
6/30/2016	$8,837	$9,066	$9,142	$9,276
7/31/2016	$9,321	$9,515	$9,596	$9,746
8/31/2016	$9,375	$9,575	$9,659	$9,753
9/30/2016	$9,467	$9,693	$9,782	$9,873
10/31/2016	$9,313	$9,554	$9,642	$9,671
11/30/2016	$8,952	$9,333	$9,421	$9,478
12/31/2016	$9,217	$9,571	$9,665	$9,802
1/31/2017	$9,476	$9,910	$10,008	$10,087
2/28/2017	$9,524	$10,068	$10,169	$10,231
3/31/2017	$9,760	$10,324	$10,436	$10,513
4/30/2017	$10,043	$10,545	$10,666	$10,780
5/31/2017	$10,279	$10,887	$11,023	$11,176
6/30/2017	$10,287	$10,920	$11,062	$11,156
7/31/2017	$10,681	$11,323	$11,473	$11,478
8/31/2017	$10,767	$11,382	$11,535	$11,473
9/30/2017	$11,058	$11,594	$11,754	$11,759
10/31/2017	$11,200	$11,812	$11,976	$11,937
11/30/2017	$11,413	$11,908	$12,075	$12,063
12/31/2017	$11,569	$12,174	$12,349	$12,256
1/31/2018	$12,197	$12,852	$13,038	$12,871
2/28/2018	$11,521	$12,246	$12,425	$12,290
3/31/2018	$11,464	$12,030	$12,216	$12,069
4/30/2018	$11,521	$12,222	$12,421	$12,344
5/31/2018	$11,247	$11,940	$12,147	$12,067
6/30/2018	$10,885	$11,715	$11,923	$11,919
7/31/2018	$11,030	$11,995	$12,212	$12,213
8/31/2018	$10,941	$11,745	$11,959	$11,977
9/30/2018	$10,933	$11,798	$12,019	$12,081
10/31/2018	$9,896	$10,838	$11,042	$11,119
11/30/2018	$9,920	$10,941	$11,149	$11,105
12/31/2018	$9,496	$10,446	$10,648	$10,566
1/31/2019	$10,082	$11,235	$11,454	$11,260
2/28/2019	$10,279	$11,454	$11,680	$11,548
3/31/2019	$10,411	$11,523	$11,759	$11,620
4/30/2019	$10,708	$11,827	$12,079	$11,947
5/31/2019	$10,164	$11,193	$11,443	$11,373
6/30/2019	$10,881	$11,866	$12,138	$12,048
7/31/2019	$10,626	$11,723	$11,995	$11,895
8/31/2019	$10,477	$11,361	$11,627	$11,587
9/30/2019	$10,617	$11,653	$11,932	$11,919
10/31/2019	$10,988	$12,060	$12,350	$12,347
11/30/2019	$11,079	$12,166	$12,461	$12,486
12/31/2019	$11,560	$12,693	$13,004	$12,892
1/31/2020	$11,182	$12,352	$12,656	$12,623
2/29/2020	$10,503	$11,375	$11,658	$11,482
3/31/2020	$9,045	$9,728	$9,979	$9,949
4/30/2020	$9,690	$10,466	$10,742	$10,592
5/31/2020	$10,059	$10,808	$11,099	$11,053
6/30/2020	$10,696	$11,296	$11,605	$11,430
7/31/2020	$11,266	$11,800	$12,128	$11,696
8/31/2020	$11,702	$12,305	$12,649	$12,297
9/30/2020	$11,551	$12,003	$12,343	$11,978
10/31/2020	$11,375	$11,745	$12,080	$11,500
11/30/2020	$12,758	$13,325	$13,706	$13,282
12/31/2020	$13,560	$14,045	$14,451	$13,900
1/31/2021	$13,467	$14,075	$14,485	$13,752
2/28/2021	$13,790	$14,354	$14,774	$14,060
3/31/2021	$13,951	$14,535	$14,971	$14,383
4/30/2021	$14,435	$14,964	$15,421	$14,816
5/31/2021	$15,005	$15,432	$15,914	$15,299
6/30/2021	$14,801	$15,331	$15,816	$15,127
7/31/2021	$14,937	$15,079	$15,560	$15,241
8/31/2021	$15,268	$15,365	$15,859	$15,510
9/30/2021	$14,673	$14,873	$15,361	$15,060
10/31/2021	$15,192	$15,228	$15,731	$15,430
11/30/2021	$14,563	$14,543	$15,025	$14,712
12/31/2021	$15,190	$15,144	$15,650	$15,465
1/31/2022	$14,450	$14,586	$15,075	$14,718
2/28/2022	$13,825	$14,297	$14,779	$14,458
3/31/2022	$13,748	$14,320	$14,815	$14,551
4/30/2022	$12,864	$13,420	$13,894	$13,609
5/31/2022	$12,969	$13,517	$14,008	$13,711
6/30/2022	$11,969	$12,354	$12,809	$12,439
7/31/2022	$12,412	$12,777	$13,252	$13,059
8/31/2022	$11,873	$12,366	$12,829	$12,439
9/30/2022	$10,825	$11,130	$11,553	$11,275
10/31/2022	$11,316	$11,463	$11,901	$11,881
11/30/2022	$12,729	$12,816	$13,308	$13,220
12/31/2022	$12,361	$12,720	$13,214	$13,230
1/31/2023	$13,404	$13,752	$14,287	$14,302
2/28/2023	$12,843	$13,270	$13,788	$14,003
3/31/2023	$13,207	$13,594	$14,139	$14,350
4/30/2023	$13,374	$13,830	$14,395	$14,755
5/31/2023	$12,922	$13,327	$13,886	$14,131
6/30/2023	$13,531	$13,925	$14,516	$14,774
7/31/2023	$13,797	$14,491	$15,111	$15,252
8/31/2023	$13,364	$13,836	$14,432	$14,668
9/30/2023	$12,794	$13,400	$13,982	$14,167
10/31/2023	$12,332	$12,847	$13,408	$13,592
11/30/2023	$13,345	$14,003	$14,617	$14,854
12/31/2023	$13,913	$14,707	$15,355	$15,643
1/31/2024	$14,003	$14,561	$15,205	$15,733
2/29/2024	$14,765	$14,929	$15,593	$16,021
3/31/2024	$15,417	$15,396	$16,095	$16,548
4/30/2024	$14,956	$15,120	$15,818	$16,124
5/31/2024	$15,628	$15,558	$16,292	$16,749
6/30/2024	$15,578	$15,544	$16,283	$16,479
7/31/2024	$15,859	$15,903	$16,665	$16,962
8/31/2024	$16,280	$16,356	$17,143	$17,514
9/30/2024	$16,481	$16,797	$17,613	$17,675
10/31/2024	$15,708	$15,973	$16,757	$16,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	27.38%	7.41%	4.62%
MSCI ACWI Ex USA Index with Net Dividends	24.33%	5.78%	4.79%
MSCI ACWI Ex USA Index with Gross Dividends	24.98%	6.29%	5.30%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 335,438,159
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,504,123
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$335,438,159
# of Portfolio Holdings	102
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$1,504,123

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.82%
Consumer Discretionary	10.28%
Consumer Staples	6.85%
Energy	4.48%
Financials	18.83%
Health Care	10.14%
Industrials	16.69%
Information Technology	10.64%
Materials	7.39%
Real Estate	1.94%
Utilities	2.79%
Repurchase Agreements	3.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019528
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class P
Trading Symbol	LICPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$126	1.11%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 26.81%, reflecting performance at the net asset value (NAV) of Class P shares, compared to the 24.33% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Hitachi, Ltd. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation NVIDIA Corp.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Grupo Financiero Banorte SAB de CV. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to L’Oreal S.A.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,045	$10,072	$10,073	$10,136
12/31/2014	$9,577	$9,709	$9,714	$9,785
1/31/2015	$9,698	$9,695	$9,701	$9,833
2/28/2015	$10,137	$10,213	$10,221	$10,421
3/31/2015	$9,933	$10,048	$10,063	$10,262
4/30/2015	$10,326	$10,556	$10,578	$10,681
5/31/2015	$10,183	$10,391	$10,422	$10,627
6/30/2015	$9,895	$10,101	$10,136	$10,325
7/31/2015	$9,971	$10,073	$10,110	$10,540
8/31/2015	$9,274	$9,303	$9,339	$9,765
9/30/2015	$9,009	$8,872	$8,909	$9,269
10/31/2015	$9,562	$9,532	$9,574	$9,993
11/30/2015	$9,433	$9,335	$9,377	$9,838
12/31/2015	$9,297	$9,160	$9,203	$9,705
1/31/2016	$8,845	$8,536	$8,578	$9,003
2/29/2016	$8,554	$8,439	$8,483	$8,838
3/31/2016	$9,021	$9,125	$9,179	$9,414
4/30/2016	$9,067	$9,365	$9,429	$9,686
5/31/2016	$9,113	$9,207	$9,279	$9,598
6/30/2016	$8,753	$9,066	$9,142	$9,276
7/31/2016	$9,228	$9,515	$9,596	$9,746
8/31/2016	$9,282	$9,575	$9,659	$9,753
9/30/2016	$9,366	$9,693	$9,782	$9,873
10/31/2016	$9,213	$9,554	$9,642	$9,671
11/30/2016	$8,853	$9,333	$9,421	$9,478
12/31/2016	$9,111	$9,571	$9,665	$9,802
1/31/2017	$9,361	$9,910	$10,008	$10,087
2/28/2017	$9,408	$10,068	$10,169	$10,231
3/31/2017	$9,627	$10,324	$10,436	$10,513
4/30/2017	$9,908	$10,545	$10,666	$10,780
5/31/2017	$10,134	$10,887	$11,023	$11,176
6/30/2017	$10,134	$10,920	$11,062	$11,156
7/31/2017	$10,517	$11,323	$11,473	$11,478
8/31/2017	$10,603	$11,382	$11,535	$11,473
9/30/2017	$10,885	$11,594	$11,754	$11,759
10/31/2017	$11,017	$11,812	$11,976	$11,937
11/30/2017	$11,221	$11,908	$12,075	$12,063
12/31/2017	$11,374	$12,174	$12,349	$12,256
1/31/2018	$11,986	$12,852	$13,038	$12,871
2/28/2018	$11,310	$12,246	$12,425	$12,290
3/31/2018	$11,246	$12,030	$12,216	$12,069
4/30/2018	$11,302	$12,222	$12,421	$12,344
5/31/2018	$11,024	$11,940	$12,147	$12,067
6/30/2018	$10,666	$11,715	$11,923	$11,919
7/31/2018	$10,809	$11,995	$12,212	$12,213
8/31/2018	$10,714	$11,745	$11,959	$11,977
9/30/2018	$10,698	$11,798	$12,019	$12,081
10/31/2018	$9,680	$10,838	$11,042	$11,119
11/30/2018	$9,703	$10,941	$11,149	$11,105
12/31/2018	$9,278	$10,446	$10,648	$10,566
1/31/2019	$9,853	$11,235	$11,454	$11,260
2/28/2019	$10,040	$11,454	$11,680	$11,548
3/31/2019	$10,161	$11,523	$11,759	$11,620
4/30/2019	$10,445	$11,827	$12,079	$11,947
5/31/2019	$9,918	$11,193	$11,443	$11,373
6/30/2019	$10,607	$11,866	$12,138	$12,048
7/31/2019	$10,356	$11,723	$11,995	$11,895
8/31/2019	$10,202	$11,361	$11,627	$11,587
9/30/2019	$10,340	$11,653	$11,932	$11,919
10/31/2019	$10,696	$12,060	$12,350	$12,347
11/30/2019	$10,785	$12,166	$12,461	$12,486
12/31/2019	$11,242	$12,693	$13,004	$12,892
1/31/2020	$10,873	$12,352	$12,656	$12,623
2/29/2020	$10,208	$11,375	$11,658	$11,482
3/31/2020	$8,780	$9,728	$9,979	$9,949
4/30/2020	$9,412	$10,466	$10,742	$10,592
5/31/2020	$9,757	$10,808	$11,099	$11,053
6/30/2020	$10,372	$11,296	$11,605	$11,430
7/31/2020	$10,922	$11,800	$12,128	$11,696
8/31/2020	$11,341	$12,305	$12,649	$12,297
9/30/2020	$11,185	$12,003	$12,343	$11,978
10/31/2020	$11,012	$11,745	$12,080	$11,500
11/30/2020	$12,350	$13,325	$13,706	$13,282
12/31/2020	$13,122	$14,045	$14,451	$13,900
1/31/2021	$13,022	$14,075	$14,485	$13,752
2/28/2021	$13,337	$14,354	$14,774	$14,060
3/31/2021	$13,486	$14,535	$14,971	$14,383
4/30/2021	$13,949	$14,964	$15,421	$14,816
5/31/2021	$14,487	$15,432	$15,914	$15,299
6/30/2021	$14,288	$15,331	$15,816	$15,127
7/31/2021	$14,412	$15,079	$15,560	$15,241
8/31/2021	$14,727	$15,365	$15,859	$15,510
9/30/2021	$14,139	$14,873	$15,361	$15,060
10/31/2021	$14,636	$15,228	$15,731	$15,430
11/30/2021	$14,023	$14,543	$15,025	$14,712
12/31/2021	$14,623	$15,144	$15,650	$15,465
1/31/2022	$13,905	$14,586	$15,075	$14,718
2/28/2022	$13,299	$14,297	$14,779	$14,458
3/31/2022	$13,215	$14,320	$14,815	$14,551
4/30/2022	$12,366	$13,420	$13,894	$13,609
5/31/2022	$12,460	$13,517	$14,008	$13,711
6/30/2022	$11,490	$12,354	$12,809	$12,439
7/31/2022	$11,909	$12,777	$13,252	$13,059
8/31/2022	$11,396	$12,366	$12,829	$12,439
9/30/2022	$10,380	$11,130	$11,553	$11,275
10/31/2022	$10,846	$11,463	$11,901	$11,881
11/30/2022	$12,189	$12,816	$13,308	$13,220
12/31/2022	$11,832	$12,720	$13,214	$13,230
1/31/2023	$12,829	$13,752	$14,287	$14,302
2/28/2023	$12,288	$13,270	$13,788	$14,003
3/31/2023	$12,630	$13,594	$14,139	$14,350
4/30/2023	$12,791	$13,830	$14,395	$14,755
5/31/2023	$12,355	$13,327	$13,886	$14,131
6/30/2023	$12,934	$13,925	$14,516	$14,774
7/31/2023	$13,181	$14,491	$15,111	$15,252
8/31/2023	$12,763	$13,836	$14,432	$14,668
9/30/2023	$12,212	$13,400	$13,982	$14,167
10/31/2023	$11,775	$12,847	$13,408	$13,592
11/30/2023	$12,734	$14,003	$14,617	$14,854
12/31/2023	$13,273	$14,707	$15,355	$15,643
1/31/2024	$13,350	$14,561	$15,205	$15,733
2/29/2024	$14,073	$14,929	$15,593	$16,021
3/31/2024	$14,691	$15,396	$16,095	$16,548
4/30/2024	$14,237	$15,120	$15,818	$16,124
5/31/2024	$14,874	$15,558	$16,292	$16,749
6/30/2024	$14,826	$15,544	$16,283	$16,479
7/31/2024	$15,086	$15,903	$16,665	$16,962
8/31/2024	$15,482	$16,356	$17,143	$17,514
9/30/2024	$15,665	$16,797	$17,613	$17,675
10/31/2024	$14,932	$15,973	$16,757	$16,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	26.81%	6.90%	4.09%
MSCI ACWI Ex USA Index with Net Dividends	24.33%	5.78%	4.79%
MSCI ACWI Ex USA Index with Gross Dividends	24.98%	6.29%	5.30%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 335,438,159
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,504,123
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$335,438,159
# of Portfolio Holdings	102
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$1,504,123

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.82%
Consumer Discretionary	10.28%
Consumer Staples	6.85%
Energy	4.48%
Financials	18.83%
Health Care	10.14%
Industrials	16.69%
Information Technology	10.64%
Materials	7.39%
Real Estate	1.94%
Utilities	2.79%
Repurchase Agreements	3.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054929
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class R2
Trading Symbol	LICQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$146	1.29%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 26.64%, reflecting performance at the net asset value (NAV) of Class R2 shares, compared to the 24.33% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Hitachi, Ltd. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation NVIDIA Corp.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Grupo Financiero Banorte SAB de CV. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to L’Oreal S.A.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,038	$10,072	$10,073	$10,136
12/31/2014	$9,567	$9,709	$9,714	$9,785
1/31/2015	$9,696	$9,695	$9,701	$9,833
2/28/2015	$10,129	$10,213	$10,221	$10,421
3/31/2015	$9,924	$10,048	$10,063	$10,262
4/30/2015	$10,319	$10,556	$10,578	$10,681
5/31/2015	$10,174	$10,391	$10,422	$10,627
6/30/2015	$9,886	$10,101	$10,136	$10,325
7/31/2015	$9,969	$10,073	$10,110	$10,540
8/31/2015	$9,256	$9,303	$9,339	$9,765
9/30/2015	$8,997	$8,872	$8,909	$9,269
10/31/2015	$9,552	$9,532	$9,574	$9,993
11/30/2015	$9,415	$9,335	$9,377	$9,838
12/31/2015	$9,276	$9,160	$9,203	$9,705
1/31/2016	$8,832	$8,536	$8,578	$9,003
2/29/2016	$8,541	$8,439	$8,483	$8,838
3/31/2016	$9,000	$9,125	$9,179	$9,414
4/30/2016	$9,046	$9,365	$9,429	$9,686
5/31/2016	$9,092	$9,207	$9,279	$9,598
6/30/2016	$8,732	$9,066	$9,142	$9,276
7/31/2016	$9,207	$9,515	$9,596	$9,746
8/31/2016	$9,253	$9,575	$9,659	$9,753
9/30/2016	$9,337	$9,693	$9,782	$9,873
10/31/2016	$9,184	$9,554	$9,642	$9,671
11/30/2016	$8,824	$9,333	$9,421	$9,478
12/31/2016	$9,077	$9,571	$9,665	$9,802
1/31/2017	$9,327	$9,910	$10,008	$10,087
2/28/2017	$9,373	$10,068	$10,169	$10,231
3/31/2017	$9,592	$10,324	$10,436	$10,513
4/30/2017	$9,865	$10,545	$10,666	$10,780
5/31/2017	$10,091	$10,887	$11,023	$11,176
6/30/2017	$10,091	$10,920	$11,062	$11,156
7/31/2017	$10,474	$11,323	$11,473	$11,478
8/31/2017	$10,552	$11,382	$11,535	$11,473
9/30/2017	$10,833	$11,594	$11,754	$11,759
10/31/2017	$10,966	$11,812	$11,976	$11,937
11/30/2017	$11,168	$11,908	$12,075	$12,063
12/31/2017	$11,315	$12,174	$12,349	$12,256
1/31/2018	$11,918	$12,852	$13,038	$12,871
2/28/2018	$11,252	$12,246	$12,425	$12,290
3/31/2018	$11,189	$12,030	$12,216	$12,069
4/30/2018	$11,244	$12,222	$12,421	$12,344
5/31/2018	$10,959	$11,940	$12,147	$12,067
6/30/2018	$10,602	$11,715	$11,923	$11,919
7/31/2018	$10,745	$11,995	$12,212	$12,213
8/31/2018	$10,649	$11,745	$11,959	$11,977
9/30/2018	$10,633	$11,798	$12,019	$12,081
10/31/2018	$9,619	$10,838	$11,042	$11,119
11/30/2018	$9,642	$10,941	$11,149	$11,105
12/31/2018	$9,217	$10,446	$10,648	$10,566
1/31/2019	$9,789	$11,235	$11,454	$11,260
2/28/2019	$9,974	$11,454	$11,680	$11,548
3/31/2019	$10,095	$11,523	$11,759	$11,620
4/30/2019	$10,377	$11,827	$12,079	$11,947
5/31/2019	$9,845	$11,193	$11,443	$11,373
6/30/2019	$10,530	$11,866	$12,138	$12,048
7/31/2019	$10,280	$11,723	$11,995	$11,895
8/31/2019	$10,127	$11,361	$11,627	$11,587
9/30/2019	$10,264	$11,653	$11,932	$11,919
10/31/2019	$10,611	$12,060	$12,350	$12,347
11/30/2019	$10,699	$12,166	$12,461	$12,486
12/31/2019	$11,159	$12,693	$13,004	$12,892
1/31/2020	$10,784	$12,352	$12,656	$12,623
2/29/2020	$10,124	$11,375	$11,658	$11,482
3/31/2020	$8,705	$9,728	$9,979	$9,949
4/30/2020	$9,333	$10,466	$10,742	$10,592
5/31/2020	$9,675	$10,808	$11,099	$11,053
6/30/2020	$10,287	$11,296	$11,605	$11,430
7/31/2020	$10,833	$11,800	$12,128	$11,696
8/31/2020	$11,240	$12,305	$12,649	$12,297
9/30/2020	$11,086	$12,003	$12,343	$11,978
10/31/2020	$10,914	$11,745	$12,080	$11,500
11/30/2020	$12,235	$13,325	$13,706	$13,282
12/31/2020	$13,000	$14,045	$14,451	$13,900
1/31/2021	$12,902	$14,075	$14,485	$13,752
2/28/2021	$13,205	$14,354	$14,774	$14,060
3/31/2021	$13,353	$14,535	$14,971	$14,383
4/30/2021	$13,812	$14,964	$15,421	$14,816
5/31/2021	$14,344	$15,432	$15,914	$15,299
6/30/2021	$14,140	$15,331	$15,816	$15,127
7/31/2021	$14,262	$15,079	$15,560	$15,241
8/31/2021	$14,574	$15,365	$15,859	$15,510
9/30/2021	$13,992	$14,873	$15,361	$15,060
10/31/2021	$14,484	$15,228	$15,731	$15,430
11/30/2021	$13,877	$14,543	$15,025	$14,712
12/31/2021	$14,467	$15,144	$15,650	$15,465
1/31/2022	$13,756	$14,586	$15,075	$14,718
2/28/2022	$13,157	$14,297	$14,779	$14,458
3/31/2022	$13,064	$14,320	$14,815	$14,551
4/30/2022	$12,225	$13,420	$13,894	$13,609
5/31/2022	$12,317	$13,517	$14,008	$13,711
6/30/2022	$11,357	$12,354	$12,809	$12,439
7/31/2022	$11,773	$12,777	$13,252	$13,059
8/31/2022	$11,256	$12,366	$12,829	$12,439
9/30/2022	$10,260	$11,130	$11,553	$11,275
10/31/2022	$10,721	$11,463	$11,901	$11,881
11/30/2022	$12,040	$12,816	$13,308	$13,220
12/31/2022	$11,692	$12,720	$13,214	$13,230
1/31/2023	$12,667	$13,752	$14,287	$14,302
2/28/2023	$12,133	$13,270	$13,788	$14,003
3/31/2023	$12,470	$13,594	$14,139	$14,350
4/30/2023	$12,630	$13,830	$14,395	$14,755
5/31/2023	$12,198	$13,327	$13,886	$14,131
6/30/2023	$12,761	$13,925	$14,516	$14,774
7/31/2023	$13,005	$14,491	$15,111	$15,252
8/31/2023	$12,592	$13,836	$14,432	$14,668
9/30/2023	$12,048	$13,400	$13,982	$14,167
10/31/2023	$11,607	$12,847	$13,408	$13,592
11/30/2023	$12,555	$14,003	$14,617	$14,854
12/31/2023	$13,090	$14,707	$15,355	$15,643
1/31/2024	$13,157	$14,561	$15,205	$15,733
2/29/2024	$13,871	$14,929	$15,593	$16,021
3/31/2024	$14,480	$15,396	$16,095	$16,548
4/30/2024	$14,033	$15,120	$15,818	$16,124
5/31/2024	$14,661	$15,558	$16,292	$16,749
6/30/2024	$14,604	$15,544	$16,283	$16,479
7/31/2024	$14,861	$15,903	$16,665	$16,962
8/31/2024	$15,252	$16,356	$17,143	$17,514
9/30/2024	$15,423	$16,797	$17,613	$17,675
10/31/2024	$14,699	$15,973	$16,757	$16,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	26.64%	6.74%	3.93%
MSCI ACWI Ex USA Index with Net Dividends	24.33%	5.78%	4.79%
MSCI ACWI Ex USA Index with Gross Dividends	24.98%	6.29%	5.30%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 335,438,159
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,504,123
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$335,438,159
# of Portfolio Holdings	102
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$1,504,123

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.82%
Consumer Discretionary	10.28%
Consumer Staples	6.85%
Energy	4.48%
Financials	18.83%
Health Care	10.14%
Industrials	16.69%
Information Technology	10.64%
Materials	7.39%
Real Estate	1.94%
Utilities	2.79%
Repurchase Agreements	3.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054930
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class R3
Trading Symbol	LICRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$135	1.19%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 26.68%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 24.33% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Hitachi, Ltd. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation NVIDIA Corp.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Grupo Financiero Banorte SAB de CV. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to L’Oreal S.A.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,046	$10,072	$10,073	$10,136
12/31/2014	$9,572	$9,709	$9,714	$9,785
1/31/2015	$9,703	$9,695	$9,701	$9,833
2/28/2015	$10,134	$10,213	$10,221	$10,421
3/31/2015	$9,934	$10,048	$10,063	$10,262
4/30/2015	$10,326	$10,556	$10,578	$10,681
5/31/2015	$10,180	$10,391	$10,422	$10,627
6/30/2015	$9,895	$10,101	$10,136	$10,325
7/31/2015	$9,972	$10,073	$10,110	$10,540
8/31/2015	$9,265	$9,303	$9,339	$9,765
9/30/2015	$9,003	$8,872	$8,909	$9,269
10/31/2015	$9,565	$9,532	$9,574	$9,993
11/30/2015	$9,426	$9,335	$9,377	$9,838
12/31/2015	$9,295	$9,160	$9,203	$9,705
1/31/2016	$8,844	$8,536	$8,578	$9,003
2/29/2016	$8,549	$8,439	$8,483	$8,838
3/31/2016	$9,015	$9,125	$9,179	$9,414
4/30/2016	$9,062	$9,365	$9,429	$9,686
5/31/2016	$9,109	$9,207	$9,279	$9,598
6/30/2016	$8,751	$9,066	$9,142	$9,276
7/31/2016	$9,225	$9,515	$9,596	$9,746
8/31/2016	$9,272	$9,575	$9,659	$9,753
9/30/2016	$9,357	$9,693	$9,782	$9,873
10/31/2016	$9,202	$9,554	$9,642	$9,671
11/30/2016	$8,844	$9,333	$9,421	$9,478
12/31/2016	$9,105	$9,571	$9,665	$9,802
1/31/2017	$9,351	$9,910	$10,008	$10,087
2/28/2017	$9,398	$10,068	$10,169	$10,231
3/31/2017	$9,621	$10,324	$10,436	$10,513
4/30/2017	$9,898	$10,545	$10,666	$10,780
5/31/2017	$10,128	$10,887	$11,023	$11,176
6/30/2017	$10,128	$10,920	$11,062	$11,156
7/31/2017	$10,509	$11,323	$11,473	$11,478
8/31/2017	$10,588	$11,382	$11,535	$11,473
9/30/2017	$10,874	$11,594	$11,754	$11,759
10/31/2017	$11,009	$11,812	$11,976	$11,937
11/30/2017	$11,207	$11,908	$12,075	$12,063
12/31/2017	$11,355	$12,174	$12,349	$12,256
1/31/2018	$11,968	$12,852	$13,038	$12,871
2/28/2018	$11,298	$12,246	$12,425	$12,290
3/31/2018	$11,234	$12,030	$12,216	$12,069
4/30/2018	$11,290	$12,222	$12,421	$12,344
5/31/2018	$11,008	$11,940	$12,147	$12,067
6/30/2018	$10,653	$11,715	$11,923	$11,919
7/31/2018	$10,790	$11,995	$12,212	$12,213
8/31/2018	$10,701	$11,745	$11,959	$11,977
9/30/2018	$10,685	$11,798	$12,019	$12,081
10/31/2018	$9,668	$10,838	$11,042	$11,119
11/30/2018	$9,684	$10,941	$11,149	$11,105
12/31/2018	$9,266	$10,446	$10,648	$10,566
1/31/2019	$9,834	$11,235	$11,454	$11,260
2/28/2019	$10,023	$11,454	$11,680	$11,548
3/31/2019	$10,146	$11,523	$11,759	$11,620
4/30/2019	$10,434	$11,827	$12,079	$11,947
5/31/2019	$9,900	$11,193	$11,443	$11,373
6/30/2019	$10,590	$11,866	$12,138	$12,048
7/31/2019	$10,335	$11,723	$11,995	$11,895
8/31/2019	$10,179	$11,361	$11,627	$11,587
9/30/2019	$10,319	$11,653	$11,932	$11,919
10/31/2019	$10,672	$12,060	$12,350	$12,347
11/30/2019	$10,763	$12,166	$12,461	$12,486
12/31/2019	$11,225	$12,693	$13,004	$12,892
1/31/2020	$10,851	$12,352	$12,656	$12,623
2/29/2020	$10,185	$11,375	$11,658	$11,482
3/31/2020	$8,762	$9,728	$9,979	$9,949
4/30/2020	$9,386	$10,466	$10,742	$10,592
5/31/2020	$9,736	$10,808	$11,099	$11,053
6/30/2020	$10,343	$11,296	$11,605	$11,430
7/31/2020	$10,892	$11,800	$12,128	$11,696
8/31/2020	$11,308	$12,305	$12,649	$12,297
9/30/2020	$11,158	$12,003	$12,343	$11,978
10/31/2020	$10,984	$11,745	$12,080	$11,500
11/30/2020	$12,315	$13,325	$13,706	$13,282
12/31/2020	$13,085	$14,045	$14,451	$13,900
1/31/2021	$12,984	$14,075	$14,485	$13,752
2/28/2021	$13,295	$14,354	$14,774	$14,060
3/31/2021	$13,446	$14,535	$14,971	$14,383
4/30/2021	$13,908	$14,964	$15,421	$14,816
5/31/2021	$14,445	$15,432	$15,914	$15,299
6/30/2021	$14,243	$15,331	$15,816	$15,127
7/31/2021	$14,369	$15,079	$15,560	$15,241
8/31/2021	$14,680	$15,365	$15,859	$15,510
9/30/2021	$14,092	$14,873	$15,361	$15,060
10/31/2021	$14,587	$15,228	$15,731	$15,430
11/30/2021	$13,983	$14,543	$15,025	$14,712
12/31/2021	$14,575	$15,144	$15,650	$15,465
1/31/2022	$13,864	$14,586	$15,075	$14,718
2/28/2022	$13,258	$14,297	$14,779	$14,458
3/31/2022	$13,172	$14,320	$14,815	$14,551
4/30/2022	$12,329	$13,420	$13,894	$13,609
5/31/2022	$12,414	$13,517	$14,008	$13,711
6/30/2022	$11,457	$12,354	$12,809	$12,439
7/31/2022	$11,865	$12,777	$13,252	$13,059
8/31/2022	$11,353	$12,366	$12,829	$12,439
9/30/2022	$10,348	$11,130	$11,553	$11,275
10/31/2022	$10,813	$11,463	$11,901	$11,881
11/30/2022	$12,149	$12,816	$13,308	$13,220
12/31/2022	$11,791	$12,720	$13,214	$13,230
1/31/2023	$12,785	$13,752	$14,287	$14,302
2/28/2023	$12,244	$13,270	$13,788	$14,003
3/31/2023	$12,582	$13,594	$14,139	$14,350
4/30/2023	$12,746	$13,830	$14,395	$14,755
5/31/2023	$12,302	$13,327	$13,886	$14,131
6/30/2023	$12,881	$13,925	$14,516	$14,774
7/31/2023	$13,132	$14,491	$15,111	$15,252
8/31/2023	$12,707	$13,836	$14,432	$14,668
9/30/2023	$12,167	$13,400	$13,982	$14,167
10/31/2023	$11,723	$12,847	$13,408	$13,592
11/30/2023	$12,678	$14,003	$14,617	$14,854
12/31/2023	$13,215	$14,707	$15,355	$15,643
1/31/2024	$13,293	$14,561	$15,205	$15,733
2/29/2024	$14,008	$14,929	$15,593	$16,021
3/31/2024	$14,625	$15,396	$16,095	$16,548
4/30/2024	$14,175	$15,120	$15,818	$16,124
5/31/2024	$14,802	$15,558	$16,292	$16,749
6/30/2024	$14,753	$15,544	$16,283	$16,479
7/31/2024	$15,017	$15,903	$16,665	$16,962
8/31/2024	$15,409	$16,356	$17,143	$17,514
9/30/2024	$15,585	$16,797	$17,613	$17,675
10/31/2024	$14,851	$15,973	$16,757	$16,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	26.68%	6.83%	4.03%
MSCI ACWI Ex USA Index with Net Dividends	24.33%	5.78%	4.79%
MSCI ACWI Ex USA Index with Gross Dividends	24.98%	6.29%	5.30%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 335,438,159
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,504,123
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$335,438,159
# of Portfolio Holdings	102
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$1,504,123

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.82%
Consumer Discretionary	10.28%
Consumer Staples	6.85%
Energy	4.48%
Financials	18.83%
Health Care	10.14%
Industrials	16.69%
Information Technology	10.64%
Materials	7.39%
Real Estate	1.94%
Utilities	2.79%
Repurchase Agreements	3.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155673
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class R4
Trading Symbol	LICSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$107	0.94%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.01%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 24.33% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Hitachi, Ltd. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation NVIDIA Corp.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Grupo Financiero Banorte SAB de CV. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to L’Oreal S.A.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,077	$9,972	$9,974	$10,208
8/31/2015	$9,372	$9,210	$9,214	$9,457
9/30/2015	$9,104	$8,783	$8,790	$8,977
10/31/2015	$9,671	$9,437	$9,445	$9,678
11/30/2015	$9,533	$9,242	$9,252	$9,528
12/31/2015	$9,405	$9,068	$9,080	$9,399
1/31/2016	$8,947	$8,451	$8,464	$8,720
2/29/2016	$8,659	$8,355	$8,369	$8,560
3/31/2016	$9,125	$9,034	$9,056	$9,117
4/30/2016	$9,180	$9,271	$9,303	$9,381
5/31/2016	$9,226	$9,115	$9,154	$9,296
6/30/2016	$8,861	$8,975	$9,020	$8,984
7/31/2016	$9,351	$9,419	$9,468	$9,439
8/31/2016	$9,397	$9,479	$9,529	$9,446
9/30/2016	$9,483	$9,596	$9,651	$9,562
10/31/2016	$9,328	$9,458	$9,513	$9,366
11/30/2016	$8,970	$9,239	$9,294	$9,179
12/31/2016	$9,230	$9,475	$9,535	$9,493
1/31/2017	$9,484	$9,811	$9,874	$9,769
2/28/2017	$9,532	$9,967	$10,033	$9,908
3/31/2017	$9,762	$10,220	$10,297	$10,181
4/30/2017	$10,048	$10,439	$10,523	$10,440
5/31/2017	$10,279	$10,778	$10,875	$10,823
6/30/2017	$10,287	$10,811	$10,914	$10,804
7/31/2017	$10,676	$11,210	$11,319	$11,116
8/31/2017	$10,756	$11,268	$11,381	$11,112
9/30/2017	$11,042	$11,477	$11,596	$11,388
10/31/2017	$11,185	$11,694	$11,816	$11,561
11/30/2017	$11,392	$11,788	$11,913	$11,682
12/31/2017	$11,544	$12,052	$12,183	$11,870
1/31/2018	$12,169	$12,723	$12,863	$12,465
2/28/2018	$11,495	$12,123	$12,259	$11,903
3/31/2018	$11,430	$11,909	$12,052	$11,688
4/30/2018	$11,487	$12,099	$12,254	$11,955
5/31/2018	$11,203	$11,820	$11,984	$11,686
6/30/2018	$10,846	$11,598	$11,764	$11,544
7/31/2018	$10,992	$11,875	$12,049	$11,828
8/31/2018	$10,895	$11,627	$11,799	$11,599
9/30/2018	$10,886	$11,680	$11,857	$11,700
10/31/2018	$9,847	$10,730	$10,894	$10,769
11/30/2018	$9,872	$10,831	$10,999	$10,755
12/31/2018	$9,447	$10,341	$10,505	$10,233
1/31/2019	$10,028	$11,122	$11,301	$10,906
2/28/2019	$10,219	$11,340	$11,523	$11,184
3/31/2019	$10,352	$11,407	$11,601	$11,254
4/30/2019	$10,642	$11,709	$11,917	$11,570
5/31/2019	$10,102	$11,080	$11,290	$11,015
6/30/2019	$10,808	$11,747	$11,975	$11,668
7/31/2019	$10,551	$11,605	$11,834	$11,520
8/31/2019	$10,401	$11,247	$11,471	$11,222
9/30/2019	$10,542	$11,536	$11,772	$11,543
10/31/2019	$10,908	$11,939	$12,184	$11,958
11/30/2019	$10,991	$12,044	$12,294	$12,093
12/31/2019	$11,464	$12,566	$12,830	$12,486
1/31/2020	$11,093	$12,228	$12,487	$12,225
2/29/2020	$10,411	$11,261	$11,502	$11,120
3/31/2020	$8,962	$9,631	$9,845	$9,636
4/30/2020	$9,602	$10,361	$10,598	$10,258
5/31/2020	$9,956	$10,700	$10,950	$10,705
6/30/2020	$10,588	$11,183	$11,450	$11,069
7/31/2020	$11,152	$11,682	$11,965	$11,327
8/31/2020	$11,582	$12,182	$12,480	$11,910
9/30/2020	$11,430	$11,883	$12,178	$11,600
10/31/2020	$11,253	$11,627	$11,918	$11,137
11/30/2020	$12,618	$13,191	$13,523	$12,864
12/31/2020	$13,403	$13,904	$14,258	$13,462
1/31/2021	$13,310	$13,934	$14,291	$13,318
2/28/2021	$13,634	$14,210	$14,576	$13,617
3/31/2021	$13,787	$14,390	$14,771	$13,930
4/30/2021	$14,264	$14,813	$15,215	$14,349
5/31/2021	$14,818	$15,277	$15,701	$14,817
6/30/2021	$14,613	$15,178	$15,604	$14,650
7/31/2021	$14,741	$14,928	$15,352	$14,761
8/31/2021	$15,065	$15,211	$15,646	$15,021
9/30/2021	$14,469	$14,724	$15,155	$14,585
10/31/2021	$14,980	$15,076	$15,520	$14,944
11/30/2021	$14,358	$14,397	$14,824	$14,248
12/31/2021	$14,974	$14,992	$15,440	$14,978
1/31/2022	$14,241	$14,439	$14,873	$14,254
2/28/2022	$13,625	$14,153	$14,581	$14,002
3/31/2022	$13,538	$14,176	$14,617	$14,092
4/30/2022	$12,671	$13,286	$13,708	$13,180
5/31/2022	$12,767	$13,381	$13,820	$13,279
6/30/2022	$11,775	$12,230	$12,637	$12,047
7/31/2022	$12,208	$12,649	$13,075	$12,647
8/31/2022	$11,678	$12,242	$12,657	$12,047
9/30/2022	$10,647	$11,019	$11,399	$10,920
10/31/2022	$11,129	$11,348	$11,741	$11,507
11/30/2022	$12,507	$12,688	$13,129	$12,803
12/31/2022	$12,147	$12,593	$13,037	$12,813
1/31/2023	$13,160	$13,614	$14,096	$13,851
2/28/2023	$12,609	$13,136	$13,603	$13,562
3/31/2023	$12,963	$13,457	$13,949	$13,898
4/30/2023	$13,131	$13,691	$14,202	$14,290
5/31/2023	$12,688	$13,193	$13,700	$13,686
6/30/2023	$13,278	$13,785	$14,322	$14,308
7/31/2023	$13,534	$14,346	$14,909	$14,771
8/31/2023	$13,111	$13,698	$14,238	$14,205
9/30/2023	$12,550	$13,265	$13,795	$13,720
10/31/2023	$12,098	$12,718	$13,228	$13,164
11/30/2023	$13,081	$13,863	$14,421	$14,386
12/31/2023	$13,643	$14,559	$15,150	$15,150
1/31/2024	$13,724	$14,415	$15,001	$15,237
2/29/2024	$14,474	$14,779	$15,384	$15,516
3/31/2024	$15,105	$15,241	$15,879	$16,027
4/30/2024	$14,644	$14,968	$15,606	$15,616
5/31/2024	$15,305	$15,402	$16,074	$16,221
6/30/2024	$15,255	$15,388	$16,065	$15,959
7/31/2024	$15,525	$15,744	$16,442	$16,427
8/31/2024	$15,926	$16,192	$16,914	$16,962
9/30/2024	$16,116	$16,628	$17,377	$17,118
10/31/2024	$15,365	$15,812	$16,533	$16,187

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	27.01%	7.09%	4.71%
MSCI ACWI Ex USA Index with Net Dividends	24.33%	5.78%	5.03%
MSCI ACWI Ex USA Index with Gross Dividends	24.98%	6.29%	5.53%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.29%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 335,438,159
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,504,123
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$335,438,159
# of Portfolio Holdings	102
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$1,504,123

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.82%
Consumer Discretionary	10.28%
Consumer Staples	6.85%
Energy	4.48%
Financials	18.83%
Health Care	10.14%
Industrials	16.69%
Information Technology	10.64%
Materials	7.39%
Real Estate	1.94%
Utilities	2.79%
Repurchase Agreements	3.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155674
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class R5
Trading Symbol	LICTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$81	0.71%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.33%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 24.33% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Hitachi, Ltd. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation NVIDIA Corp.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Grupo Financiero Banorte SAB de CV. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to L’Oreal S.A.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,076	$9,972	$9,974	$10,208
8/31/2015	$9,376	$9,210	$9,214	$9,457
9/30/2015	$9,110	$8,783	$8,790	$8,977
10/31/2015	$9,681	$9,437	$9,445	$9,678
11/30/2015	$9,544	$9,242	$9,252	$9,528
12/31/2015	$9,414	$9,068	$9,080	$9,399
1/31/2016	$8,966	$8,451	$8,464	$8,720
2/29/2016	$8,672	$8,355	$8,369	$8,560
3/31/2016	$9,143	$9,034	$9,056	$9,117
4/30/2016	$9,197	$9,271	$9,303	$9,381
5/31/2016	$9,244	$9,115	$9,154	$9,296
6/30/2016	$8,888	$8,975	$9,020	$8,984
7/31/2016	$9,375	$9,419	$9,468	$9,439
8/31/2016	$9,429	$9,479	$9,529	$9,446
9/30/2016	$9,514	$9,596	$9,651	$9,562
10/31/2016	$9,360	$9,458	$9,513	$9,366
11/30/2016	$9,004	$9,239	$9,294	$9,179
12/31/2016	$9,269	$9,475	$9,535	$9,493
1/31/2017	$9,522	$9,811	$9,874	$9,769
2/28/2017	$9,578	$9,967	$10,033	$9,908
3/31/2017	$9,808	$10,220	$10,297	$10,181
4/30/2017	$10,093	$10,439	$10,523	$10,440
5/31/2017	$10,331	$10,778	$10,875	$10,823
6/30/2017	$10,331	$10,811	$10,914	$10,804
7/31/2017	$10,727	$11,210	$11,319	$11,116
8/31/2017	$10,814	$11,268	$11,381	$11,112
9/30/2017	$11,099	$11,477	$11,596	$11,388
10/31/2017	$11,242	$11,694	$11,816	$11,561
11/30/2017	$11,455	$11,788	$11,913	$11,682
12/31/2017	$11,613	$12,052	$12,183	$11,870
1/31/2018	$12,244	$12,723	$12,863	$12,465
2/28/2018	$11,564	$12,123	$12,259	$11,903
3/31/2018	$11,507	$11,909	$12,052	$11,688
4/30/2018	$11,564	$12,099	$12,254	$11,955
5/31/2018	$11,281	$11,820	$11,984	$11,686
6/30/2018	$10,916	$11,598	$11,764	$11,544
7/31/2018	$11,070	$11,875	$12,049	$11,828
8/31/2018	$10,973	$11,627	$11,799	$11,599
9/30/2018	$10,965	$11,680	$11,857	$11,700
10/31/2018	$9,928	$10,730	$10,894	$10,769
11/30/2018	$9,953	$10,831	$10,999	$10,755
12/31/2018	$9,518	$10,341	$10,505	$10,233
1/31/2019	$10,107	$11,122	$11,301	$10,906
2/28/2019	$10,306	$11,340	$11,523	$11,184
3/31/2019	$10,439	$11,407	$11,601	$11,254
4/30/2019	$10,738	$11,709	$11,917	$11,570
5/31/2019	$10,190	$11,080	$11,290	$11,015
6/30/2019	$10,912	$11,747	$11,975	$11,668
7/31/2019	$10,655	$11,605	$11,834	$11,520
8/31/2019	$10,497	$11,247	$11,471	$11,222
9/30/2019	$10,647	$11,536	$11,772	$11,543
10/31/2019	$11,020	$11,939	$12,184	$11,958
11/30/2019	$11,111	$12,044	$12,294	$12,093
12/31/2019	$11,587	$12,566	$12,830	$12,486
1/31/2020	$11,208	$12,228	$12,487	$12,225
2/29/2020	$10,524	$11,261	$11,502	$11,120
3/31/2020	$9,056	$9,631	$9,845	$9,636
4/30/2020	$9,714	$10,361	$10,598	$10,258
5/31/2020	$10,077	$10,700	$10,950	$10,705
6/30/2020	$10,710	$11,183	$11,450	$11,069
7/31/2020	$11,284	$11,682	$11,965	$11,327
8/31/2020	$11,723	$12,182	$12,480	$11,910
9/30/2020	$11,571	$11,883	$12,178	$11,600
10/31/2020	$11,393	$11,627	$11,918	$11,137
11/30/2020	$12,777	$13,191	$13,523	$12,864
12/31/2020	$13,585	$13,904	$14,258	$13,462
1/31/2021	$13,491	$13,934	$14,291	$13,318
2/28/2021	$13,816	$14,210	$14,576	$13,617
3/31/2021	$13,970	$14,390	$14,771	$13,930
4/30/2021	$14,458	$14,813	$15,215	$14,349
5/31/2021	$15,031	$15,277	$15,701	$14,817
6/30/2021	$14,826	$15,178	$15,604	$14,650
7/31/2021	$14,963	$14,928	$15,352	$14,761
8/31/2021	$15,288	$15,211	$15,646	$15,021
9/30/2021	$14,689	$14,724	$15,155	$14,585
10/31/2021	$15,211	$15,076	$15,520	$14,944
11/30/2021	$14,578	$14,397	$14,824	$14,248
12/31/2021	$15,208	$14,992	$15,440	$14,978
1/31/2022	$14,462	$14,439	$14,873	$14,254
2/28/2022	$13,842	$14,153	$14,581	$14,002
3/31/2022	$13,755	$14,176	$14,617	$14,092
4/30/2022	$12,883	$13,286	$13,708	$13,180
5/31/2022	$12,980	$13,381	$13,820	$13,279
6/30/2022	$11,973	$12,230	$12,637	$12,047
7/31/2022	$12,418	$12,649	$13,075	$12,647
8/31/2022	$11,885	$12,242	$12,657	$12,047
9/30/2022	$10,830	$11,019	$11,399	$10,920
10/31/2022	$11,324	$11,348	$11,741	$11,507
11/30/2022	$12,728	$12,688	$13,129	$12,803
12/31/2022	$12,358	$12,593	$13,037	$12,813
1/31/2023	$13,398	$13,614	$14,096	$13,851
2/28/2023	$12,843	$13,136	$13,603	$13,562
3/31/2023	$13,210	$13,457	$13,949	$13,898
4/30/2023	$13,378	$13,691	$14,202	$14,290
5/31/2023	$12,923	$13,193	$13,700	$13,686
6/30/2023	$13,537	$13,785	$14,322	$14,308
7/31/2023	$13,805	$14,346	$14,909	$14,771
8/31/2023	$13,369	$13,698	$14,238	$14,205
9/30/2023	$12,804	$13,265	$13,795	$13,720
10/31/2023	$12,338	$12,718	$13,228	$13,164
11/30/2023	$13,349	$13,863	$14,421	$14,386
12/31/2023	$13,921	$14,559	$15,150	$15,150
1/31/2024	$14,012	$14,415	$15,001	$15,237
2/29/2024	$14,770	$14,779	$15,384	$15,516
3/31/2024	$15,427	$15,241	$15,879	$16,027
4/30/2024	$14,962	$14,968	$15,606	$15,616
5/31/2024	$15,629	$15,402	$16,074	$16,221
6/30/2024	$15,579	$15,388	$16,065	$15,959
7/31/2024	$15,862	$15,744	$16,442	$16,427
8/31/2024	$16,286	$16,192	$16,914	$16,962
9/30/2024	$16,478	$16,628	$17,377	$17,118
10/31/2024	$15,710	$15,812	$16,533	$16,187

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	27.33%	7.35%	4.96%
MSCI ACWI Ex USA Index with Net Dividends	24.33%	5.78%	5.03%
MSCI ACWI Ex USA Index with Gross Dividends	24.98%	6.29%	5.53%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.29%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 335,438,159
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,504,123
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$335,438,159
# of Portfolio Holdings	102
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$1,504,123

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.82%
Consumer Discretionary	10.28%
Consumer Staples	6.85%
Energy	4.48%
Financials	18.83%
Health Care	10.14%
Industrials	16.69%
Information Technology	10.64%
Materials	7.39%
Real Estate	1.94%
Utilities	2.79%
Repurchase Agreements	3.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155675
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Equity Fund
Class Name	Class R6
Trading Symbol	LICVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.61%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.50%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 24.33% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Ex USA Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Hitachi, Ltd. Security selection within the Information Technology sector also contributed to relative performance, led by an overweight allocation NVIDIA Corp.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Grupo Financiero Banorte SAB de CV. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to L’Oreal S.A.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI Ex USA Index with Net Dividends	MSCI ACWI Ex USA Index with Gross Dividends	MSCI EAFE Net Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,076	$9,972	$9,974	$10,208
8/31/2015	$9,376	$9,210	$9,214	$9,457
9/30/2015	$9,118	$8,783	$8,790	$8,977
10/31/2015	$9,688	$9,437	$9,445	$9,678
11/30/2015	$9,551	$9,242	$9,252	$9,528
12/31/2015	$9,423	$9,068	$9,080	$9,399
1/31/2016	$8,975	$8,451	$8,464	$8,720
2/29/2016	$8,681	$8,355	$8,369	$8,560
3/31/2016	$9,152	$9,034	$9,056	$9,117
4/30/2016	$9,214	$9,271	$9,303	$9,381
5/31/2016	$9,261	$9,115	$9,154	$9,296
6/30/2016	$8,897	$8,975	$9,020	$8,984
7/31/2016	$9,392	$9,419	$9,468	$9,439
8/31/2016	$9,446	$9,479	$9,529	$9,446
9/30/2016	$9,539	$9,596	$9,651	$9,562
10/31/2016	$9,384	$9,458	$9,513	$9,366
11/30/2016	$9,029	$9,239	$9,294	$9,179
12/31/2016	$9,289	$9,475	$9,535	$9,493
1/31/2017	$9,550	$9,811	$9,874	$9,769
2/28/2017	$9,606	$9,967	$10,033	$9,908
3/31/2017	$9,836	$10,220	$10,297	$10,181
4/30/2017	$10,129	$10,439	$10,523	$10,440
5/31/2017	$10,367	$10,778	$10,875	$10,823
6/30/2017	$10,367	$10,811	$10,914	$10,804
7/31/2017	$10,763	$11,210	$11,319	$11,116
8/31/2017	$10,858	$11,268	$11,381	$11,112
9/30/2017	$11,143	$11,477	$11,596	$11,388
10/31/2017	$11,294	$11,694	$11,816	$11,561
11/30/2017	$11,508	$11,788	$11,913	$11,682
12/31/2017	$11,667	$12,052	$12,183	$11,870
1/31/2018	$12,298	$12,723	$12,863	$12,465
2/28/2018	$11,618	$12,123	$12,259	$11,903
3/31/2018	$11,561	$11,909	$12,052	$11,688
4/30/2018	$11,618	$12,099	$12,254	$11,955
5/31/2018	$11,334	$11,820	$11,984	$11,686
6/30/2018	$10,970	$11,598	$11,764	$11,544
7/31/2018	$11,124	$11,875	$12,049	$11,828
8/31/2018	$11,035	$11,627	$11,799	$11,599
9/30/2018	$11,026	$11,680	$11,857	$11,700
10/31/2018	$9,981	$10,730	$10,894	$10,769
11/30/2018	$10,006	$10,831	$10,999	$10,755
12/31/2018	$9,573	$10,341	$10,505	$10,233
1/31/2019	$10,170	$11,122	$11,301	$10,906
2/28/2019	$10,370	$11,340	$11,523	$11,184
3/31/2019	$10,502	$11,407	$11,601	$11,254
4/30/2019	$10,801	$11,709	$11,917	$11,570
5/31/2019	$10,253	$11,080	$11,290	$11,015
6/30/2019	$10,976	$11,747	$11,975	$11,668
7/31/2019	$10,718	$11,605	$11,834	$11,520
8/31/2019	$10,560	$11,247	$11,471	$11,222
9/30/2019	$10,710	$11,536	$11,772	$11,543
10/31/2019	$11,084	$11,939	$12,184	$11,958
11/30/2019	$11,175	$12,044	$12,294	$12,093
12/31/2019	$11,661	$12,566	$12,830	$12,486
1/31/2020	$11,281	$12,228	$12,487	$12,225
2/29/2020	$10,597	$11,261	$11,502	$11,120
3/31/2020	$9,119	$9,631	$9,845	$9,636
4/30/2020	$9,778	$10,361	$10,598	$10,258
5/31/2020	$10,141	$10,700	$10,950	$10,705
6/30/2020	$10,791	$11,183	$11,450	$11,069
7/31/2020	$11,365	$11,682	$11,965	$11,327
8/31/2020	$11,804	$12,182	$12,480	$11,910
9/30/2020	$11,652	$11,883	$12,178	$11,600
10/31/2020	$11,475	$11,627	$11,918	$11,137
11/30/2020	$12,868	$13,191	$13,523	$12,864
12/31/2020	$13,678	$13,904	$14,258	$13,462
1/31/2021	$13,584	$13,934	$14,291	$13,318
2/28/2021	$13,918	$14,210	$14,576	$13,617
3/31/2021	$14,081	$14,390	$14,771	$13,930
4/30/2021	$14,568	$14,813	$15,215	$14,349
5/31/2021	$15,142	$15,277	$15,701	$14,817
6/30/2021	$14,936	$15,178	$15,604	$14,650
7/31/2021	$15,073	$14,928	$15,352	$14,761
8/31/2021	$15,407	$15,211	$15,646	$15,021
9/30/2021	$14,800	$14,724	$15,155	$14,585
10/31/2021	$15,330	$15,076	$15,520	$14,944
11/30/2021	$14,697	$14,397	$14,824	$14,248
12/31/2021	$15,332	$14,992	$15,440	$14,978
1/31/2022	$14,586	$14,439	$14,873	$14,254
2/28/2022	$13,957	$14,153	$14,581	$14,002
3/31/2022	$13,870	$14,176	$14,617	$14,092
4/30/2022	$12,988	$13,286	$13,708	$13,180
5/31/2022	$13,095	$13,381	$13,820	$13,279
6/30/2022	$12,078	$12,230	$12,637	$12,047
7/31/2022	$12,523	$12,649	$13,075	$12,647
8/31/2022	$11,991	$12,242	$12,657	$12,047
9/30/2022	$10,925	$11,019	$11,399	$10,920
10/31/2022	$11,419	$11,348	$11,741	$11,507
11/30/2022	$12,843	$12,688	$13,129	$12,803
12/31/2022	$12,475	$12,593	$13,037	$12,813
1/31/2023	$13,526	$13,614	$14,096	$13,851
2/28/2023	$12,961	$13,136	$13,603	$13,562
3/31/2023	$13,328	$13,457	$13,949	$13,898
4/30/2023	$13,506	$13,691	$14,202	$14,290
5/31/2023	$13,050	$13,193	$13,700	$13,686
6/30/2023	$13,665	$13,785	$14,322	$14,308
7/31/2023	$13,932	$14,346	$14,909	$14,771
8/31/2023	$13,496	$13,698	$14,238	$14,205
9/30/2023	$12,921	$13,265	$13,795	$13,720
10/31/2023	$12,456	$12,718	$13,228	$13,164
11/30/2023	$13,476	$13,863	$14,421	$14,386
12/31/2023	$14,061	$14,559	$15,150	$15,150
1/31/2024	$14,142	$14,415	$15,001	$15,237
2/29/2024	$14,920	$14,779	$15,384	$15,516
3/31/2024	$15,578	$15,241	$15,879	$16,027
4/30/2024	$15,113	$14,968	$15,606	$15,616
5/31/2024	$15,790	$15,402	$16,074	$16,221
6/30/2024	$15,739	$15,388	$16,065	$15,959
7/31/2024	$16,022	$15,744	$16,442	$16,427
8/31/2024	$16,457	$16,192	$16,914	$16,962
9/30/2024	$16,649	$16,628	$17,377	$17,118
10/31/2024	$15,881	$15,812	$16,533	$16,187

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	27.50%	7.46%	5.08%
MSCI ACWI Ex USA Index with Net Dividends	24.33%	5.78%	5.03%
MSCI ACWI Ex USA Index with Gross Dividends	24.98%	6.29%	5.53%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.29%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 335,438,159
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,504,123
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$335,438,159
# of Portfolio Holdings	102
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$1,504,123

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.82%
Consumer Discretionary	10.28%
Consumer Staples	6.85%
Energy	4.48%
Financials	18.83%
Health Care	10.14%
Industrials	16.69%
Information Technology	10.64%
Materials	7.39%
Real Estate	1.94%
Utilities	2.79%
Repurchase Agreements	3.15%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019522
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class A
Trading Symbol	ALFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.44%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 32.90%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 34.07% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to international small-cap stocks within its investments in the Lord Abbett International Opportunities Fund was a notable detractor from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2014	$9,424	$10,000	$10,000	$10,000	$10,000
11/30/2014	$9,474	$10,009	$10,015	$10,000	$10,269
12/31/2014	$9,605	$10,294	$10,244	$10,197	$10,243
1/31/2015	$9,394	$9,963	$9,958	$9,825	$9,936
2/28/2015	$10,010	$10,555	$10,551	$10,419	$10,507
3/31/2015	$10,146	$10,738	$10,689	$10,578	$10,340
4/30/2015	$10,062	$10,465	$10,546	$10,385	$10,440
5/31/2015	$10,283	$10,703	$10,759	$10,525	$10,574
6/30/2015	$10,338	$10,784	$10,805	$10,559	$10,369
7/31/2015	$10,325	$10,658	$10,695	$10,396	$10,586
8/31/2015	$9,618	$9,989	$10,052	$9,843	$9,948
9/30/2015	$9,300	$9,498	$9,582	$9,423	$9,702
10/31/2015	$9,663	$10,034	$10,121	$9,951	$10,520
11/30/2015	$9,828	$10,360	$10,394	$10,175	$10,551
12/31/2015	$9,503	$9,840	$9,952	$9,658	$10,385
1/31/2016	$8,694	$8,975	$9,099	$8,952	$9,869
2/29/2016	$8,585	$8,974	$9,097	$9,021	$9,856
3/31/2016	$9,247	$9,690	$9,832	$9,718	$10,525
4/30/2016	$9,307	$9,842	$10,007	$9,832	$10,566
5/31/2016	$9,533	$10,064	$10,197	$9,998	$10,755
6/30/2016	$9,446	$10,058	$10,129	$9,953	$10,783
7/31/2016	$9,954	$10,658	$10,733	$10,452	$11,181
8/31/2016	$10,051	$10,847	$10,883	$10,594	$11,196
9/30/2016	$10,183	$10,968	$11,030	$10,648	$11,199
10/31/2016	$9,751	$10,446	$10,531	$10,252	$10,994
11/30/2016	$10,333	$11,611	$11,488	$11,316	$11,401
12/31/2016	$10,377	$11,936	$11,809	$11,648	$11,627
1/31/2017	$10,591	$11,984	$11,910	$11,690	$11,847
2/28/2017	$10,763	$12,215	$12,141	$11,869	$12,318
3/31/2017	$10,864	$12,231	$12,193	$11,865	$12,332
4/30/2017	$11,015	$12,365	$12,369	$12,077	$12,459
5/31/2017	$11,036	$12,113	$12,230	$11,857	$12,634
6/30/2017	$11,293	$12,532	$12,598	$12,151	$12,713
7/31/2017	$11,486	$12,625	$12,741	$12,246	$12,974
8/31/2017	$11,456	$12,465	$12,618	$12,046	$13,014
9/30/2017	$11,939	$13,243	$13,338	$12,746	$13,283
10/31/2017	$12,145	$13,355	$13,462	$12,895	$13,593
11/30/2017	$12,422	$13,740	$13,828	$13,245	$14,009
12/31/2017	$12,514	$13,685	$13,843	$13,219	$14,165
1/31/2018	$12,961	$14,043	$14,251	$13,539	$14,976
2/28/2018	$12,551	$13,499	$13,692	$12,960	$14,424
3/31/2018	$12,617	$13,673	$13,816	$13,074	$14,058
4/30/2018	$12,702	$13,792	$13,946	$13,140	$14,112
5/31/2018	$13,328	$14,629	$14,656	$13,768	$14,451
6/30/2018	$13,431	$14,734	$14,701	$13,849	$14,540
7/31/2018	$13,469	$14,990	$14,933	$14,089	$15,081
8/31/2018	$14,287	$15,637	$15,477	$14,586	$15,573
9/30/2018	$14,184	$15,260	$15,143	$14,258	$15,662
10/31/2018	$12,523	$13,603	$13,518	$12,839	$14,591
11/30/2018	$12,575	$13,819	$13,684	$13,021	$14,888
12/31/2018	$11,332	$12,178	$12,168	$11,522	$13,544
1/31/2019	$12,538	$13,548	$13,480	$12,771	$14,629
2/28/2019	$13,259	$14,252	$14,128	$13,368	$15,099
3/31/2019	$13,083	$13,954	$13,866	$13,078	$15,393
4/30/2019	$13,545	$14,428	$14,328	$13,598	$16,016
5/31/2019	$12,609	$13,306	$13,275	$12,524	$14,998
6/30/2019	$13,556	$14,246	$14,169	$13,396	$16,055
7/31/2019	$13,545	$14,328	$14,218	$13,493	$16,286
8/31/2019	$13,005	$13,621	$13,566	$12,853	$16,028
9/30/2019	$13,000	$13,904	$13,848	$13,239	$16,328
10/31/2019	$13,231	$14,270	$14,249	$13,492	$16,681
11/30/2019	$13,693	$14,858	$14,794	$13,936	$17,287
12/31/2019	$14,145	$15,286	$15,263	$14,309	$17,809
1/31/2020	$13,905	$14,796	$14,775	$13,795	$17,802
2/29/2020	$12,833	$13,550	$13,498	$12,465	$16,336
3/31/2020	$10,095	$10,606	$10,636	$9,603	$14,319
4/30/2020	$11,521	$12,063	$12,067	$10,894	$16,154
5/31/2020	$12,587	$12,848	$12,860	$11,486	$16,923
6/30/2020	$13,073	$13,302	$13,294	$11,761	$17,260
7/31/2020	$13,653	$13,670	$13,712	$12,159	$18,233
8/31/2020	$14,284	$14,441	$14,510	$12,684	$19,544
9/30/2020	$14,032	$13,958	$14,060	$12,193	$18,801
10/31/2020	$14,252	$14,251	$14,236	$12,497	$18,301
11/30/2020	$16,511	$16,877	$16,786	$14,566	$20,305
12/31/2020	$17,834	$18,337	$18,186	$15,702	$21,085
1/31/2021	$18,202	$19,260	$18,956	$16,120	$20,872
2/28/2021	$19,572	$20,460	$20,039	$17,546	$21,448
3/31/2021	$19,627	$20,666	$20,261	$18,206	$22,387
4/30/2021	$20,485	$21,100	$20,754	$18,833	$23,582
5/31/2021	$20,308	$21,143	$20,869	$19,087	$23,747
6/30/2021	$20,349	$21,553	$21,181	$18,961	$24,301
7/31/2021	$20,083	$20,775	$20,553	$18,642	$24,878
8/31/2021	$20,485	$21,239	$21,021	$19,004	$25,635
9/30/2021	$19,845	$20,613	$20,384	$18,523	$24,443
10/31/2021	$20,710	$21,490	$21,172	$19,318	$26,155
11/30/2021	$19,777	$20,594	$20,223	$18,735	$25,974
12/31/2021	$20,498	$21,055	$20,747	$19,617	$27,138
1/31/2022	$18,521	$19,028	$18,816	$18,336	$25,734
2/28/2022	$18,470	$19,231	$18,959	$18,541	$24,963
3/31/2022	$18,248	$19,470	$19,170	$18,584	$25,890
4/30/2022	$16,572	$17,540	$17,351	$17,171	$23,632
5/31/2022	$16,630	$17,567	$17,373	$17,419	$23,676
6/30/2022	$15,077	$16,122	$15,860	$15,869	$21,721
7/31/2022	$16,385	$17,805	$17,419	$17,349	$23,724
8/31/2022	$15,925	$17,441	$16,997	$16,762	$22,757
9/30/2022	$14,459	$15,769	$15,306	$15,186	$20,661
10/31/2022	$15,688	$17,506	$16,848	$16,918	$22,334
11/30/2022	$16,407	$17,914	$17,442	$17,649	$23,582
12/31/2022	$15,693	$16,752	$16,498	$16,679	$22,223
1/31/2023	$17,085	$18,384	$18,080	$18,216	$23,619
2/28/2023	$16,893	$18,074	$17,760	$17,987	$23,043
3/31/2023	$16,631	$17,210	$17,046	$17,139	$23,889
4/30/2023	$16,547	$16,901	$16,822	$16,807	$24,262
5/31/2023	$16,316	$16,745	$16,580	$16,439	$24,367
6/30/2023	$17,216	$18,106	$17,810	$17,825	$25,977
7/31/2023	$17,855	$19,213	$18,870	$18,732	$26,812
8/31/2023	$17,147	$18,252	$17,964	$18,069	$26,385
9/30/2023	$16,085	$17,178	$16,936	$17,136	$25,127
10/31/2023	$15,062	$16,006	$15,802	$16,141	$24,599
11/30/2023	$16,439	$17,455	$17,259	$17,448	$26,845
12/31/2023	$17,876	$19,588	$19,232	$19,265	$28,065
1/31/2024	$17,691	$18,826	$18,529	$18,746	$28,536
2/29/2024	$18,580	$19,890	$19,428	$19,556	$30,060
3/31/2024	$19,190	$20,602	$20,144	$20,387	$31,027
4/30/2024	$18,077	$19,152	$18,860	$19,166	$29,760
5/31/2024	$19,066	$20,113	$19,804	$20,049	$31,236
6/30/2024	$18,912	$19,927	$19,561	$19,698	$32,356
7/31/2024	$20,009	$21,952	$21,374	$21,399	$32,750
8/31/2024	$20,272	$21,624	$21,152	$21,215	$33,545
9/30/2024	$20,419	$21,775	$21,364	$21,321	$34,261
10/31/2024	$20,017	$21,460	$20,914	$20,958	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	32.90%	8.63%	7.82%
Class A with sales charge	25.28%	7.35%	7.19%
Russell 2000 Index	34.07%	8.50%	7.94%
S&P Developed Ex US Small 15% + Russell 2000 85%	32.35%	7.98%	7.66%
Lipper Small-Cap Core Category Funds Average	29.85%	9.21%	7.68%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 626,722,017
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$626,722,017
# of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.03%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.13%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.20%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.30%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.26%
Repurchase Agreements	0.08%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019524
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class C
Trading Symbol	ALFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$138	1.19%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 31.93%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 34.07% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to international small-cap stocks within its investments in the Lord Abbett International Opportunities Fund was a notable detractor from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,047	$10,009	$10,015	$10,000	$10,269
12/31/2014	$10,176	$10,294	$10,244	$10,197	$10,243
1/31/2015	$9,948	$9,963	$9,958	$9,825	$9,936
2/28/2015	$10,593	$10,555	$10,551	$10,419	$10,507
3/31/2015	$10,729	$10,738	$10,689	$10,578	$10,340
4/30/2015	$10,635	$10,465	$10,546	$10,385	$10,440
5/31/2015	$10,862	$10,703	$10,759	$10,525	$10,574
6/30/2015	$10,915	$10,784	$10,805	$10,559	$10,369
7/31/2015	$10,892	$10,658	$10,695	$10,396	$10,586
8/31/2015	$10,142	$9,989	$10,052	$9,843	$9,948
9/30/2015	$9,796	$9,498	$9,582	$9,423	$9,702
10/31/2015	$10,176	$10,034	$10,121	$9,951	$10,520
11/30/2015	$10,346	$10,360	$10,394	$10,175	$10,551
12/31/2015	$9,993	$9,840	$9,952	$9,658	$10,385
1/31/2016	$9,136	$8,975	$9,099	$8,952	$9,869
2/29/2016	$9,017	$8,974	$9,097	$9,021	$9,856
3/31/2016	$9,704	$9,690	$9,832	$9,718	$10,525
4/30/2016	$9,762	$9,842	$10,007	$9,832	$10,566
5/31/2016	$9,993	$10,064	$10,197	$9,998	$10,755
6/30/2016	$9,900	$10,058	$10,129	$9,953	$10,783
7/31/2016	$10,423	$10,658	$10,733	$10,452	$11,181
8/31/2016	$10,516	$10,847	$10,883	$10,594	$11,196
9/30/2016	$10,649	$10,968	$11,030	$10,648	$11,199
10/31/2016	$10,188	$10,446	$10,531	$10,252	$10,994
11/30/2016	$10,791	$11,611	$11,488	$11,316	$11,401
12/31/2016	$10,834	$11,936	$11,809	$11,648	$11,627
1/31/2017	$11,051	$11,984	$11,910	$11,690	$11,847
2/28/2017	$11,222	$12,215	$12,141	$11,869	$12,318
3/31/2017	$11,318	$12,231	$12,193	$11,865	$12,332
4/30/2017	$11,469	$12,365	$12,369	$12,077	$12,459
5/31/2017	$11,484	$12,113	$12,230	$11,857	$12,634
6/30/2017	$11,746	$12,532	$12,598	$12,151	$12,713
7/31/2017	$11,937	$12,625	$12,741	$12,246	$12,974
8/31/2017	$11,897	$12,465	$12,618	$12,046	$13,014
9/30/2017	$12,395	$13,243	$13,338	$12,746	$13,283
10/31/2017	$12,601	$13,355	$13,462	$12,895	$13,593
11/30/2017	$12,878	$13,740	$13,828	$13,245	$14,009
12/31/2017	$12,968	$13,685	$13,843	$13,219	$14,165
1/31/2018	$13,416	$14,043	$14,251	$13,539	$14,976
2/28/2018	$12,991	$13,499	$13,692	$12,960	$14,424
3/31/2018	$13,048	$13,673	$13,816	$13,074	$14,058
4/30/2018	$13,129	$13,792	$13,946	$13,140	$14,112
5/31/2018	$13,767	$14,629	$14,656	$13,768	$14,451
6/30/2018	$13,865	$14,734	$14,701	$13,849	$14,540
7/31/2018	$13,893	$14,990	$14,933	$14,089	$15,081
8/31/2018	$14,727	$15,637	$15,477	$14,586	$15,573
9/30/2018	$14,612	$15,260	$15,143	$14,258	$15,662
10/31/2018	$12,893	$13,603	$13,518	$12,839	$14,591
11/30/2018	$12,939	$13,819	$13,684	$13,021	$14,888
12/31/2018	$11,649	$12,178	$12,168	$11,522	$13,544
1/31/2019	$12,889	$13,548	$13,480	$12,771	$14,629
2/28/2019	$13,615	$14,252	$14,128	$13,368	$15,099
3/31/2019	$13,430	$13,954	$13,866	$13,078	$15,393
4/30/2019	$13,889	$14,428	$14,328	$13,598	$16,016
5/31/2019	$12,923	$13,306	$13,275	$12,524	$14,998
6/30/2019	$13,889	$14,246	$14,169	$13,396	$16,055
7/31/2019	$13,869	$14,328	$14,218	$13,493	$16,286
8/31/2019	$13,307	$13,621	$13,566	$12,853	$16,028
9/30/2019	$13,293	$13,904	$13,848	$13,239	$16,328
10/31/2019	$13,519	$14,270	$14,249	$13,492	$16,681
11/30/2019	$13,985	$14,858	$14,794	$13,936	$17,287
12/31/2019	$14,438	$15,286	$15,263	$14,309	$17,809
1/31/2020	$14,186	$14,796	$14,775	$13,795	$17,802
2/29/2020	$13,083	$13,550	$13,498	$12,465	$16,336
3/31/2020	$10,291	$10,606	$10,636	$9,603	$14,319
4/30/2020	$11,727	$12,063	$12,067	$10,894	$16,154
5/31/2020	$12,807	$12,848	$12,860	$11,486	$16,923
6/30/2020	$13,294	$13,302	$13,294	$11,761	$17,260
7/31/2020	$13,870	$13,670	$13,712	$12,159	$18,233
8/31/2020	$14,503	$14,441	$14,510	$12,684	$19,544
9/30/2020	$14,243	$13,958	$14,060	$12,193	$18,801
10/31/2020	$14,462	$14,251	$14,236	$12,497	$18,301
11/30/2020	$16,743	$16,877	$16,786	$14,566	$20,305
12/31/2020	$18,068	$18,337	$18,186	$15,702	$21,085
1/31/2021	$18,423	$19,260	$18,956	$16,120	$20,872
2/28/2021	$19,809	$20,460	$20,039	$17,546	$21,448
3/31/2021	$19,844	$20,666	$20,261	$18,206	$22,387
4/30/2021	$20,706	$21,100	$20,754	$18,833	$23,582
5/31/2021	$20,511	$21,143	$20,869	$19,087	$23,747
6/30/2021	$20,537	$21,553	$21,181	$18,961	$24,301
7/31/2021	$20,262	$20,775	$20,553	$18,642	$24,878
8/31/2021	$20,653	$21,239	$21,021	$19,004	$25,635
9/30/2021	$19,996	$20,613	$20,384	$18,523	$24,443
10/31/2021	$20,848	$21,490	$21,172	$19,318	$26,155
11/30/2021	$19,898	$20,594	$20,223	$18,735	$25,974
12/31/2021	$20,615	$21,055	$20,747	$19,617	$27,138
1/31/2022	$18,613	$19,028	$18,816	$18,336	$25,734
2/28/2022	$18,547	$19,231	$18,959	$18,541	$24,963
3/31/2022	$18,320	$19,470	$19,170	$18,584	$25,890
4/30/2022	$16,620	$17,540	$17,351	$17,171	$23,632
5/31/2022	$16,667	$17,567	$17,373	$17,419	$23,676
6/30/2022	$15,100	$16,122	$15,860	$15,869	$21,721
7/31/2022	$16,403	$17,805	$17,419	$17,349	$23,724
8/31/2022	$15,931	$17,441	$16,997	$16,762	$22,757
9/30/2022	$14,458	$15,769	$15,306	$15,186	$20,661
10/31/2022	$15,676	$17,506	$16,848	$16,918	$22,334
11/30/2022	$16,384	$17,914	$17,442	$17,649	$23,582
12/31/2022	$15,659	$16,752	$16,498	$16,679	$22,223
1/31/2023	$17,047	$18,384	$18,080	$18,216	$23,619
2/28/2023	$16,841	$18,074	$17,760	$17,987	$23,043
3/31/2023	$16,564	$17,210	$17,046	$17,139	$23,889
4/30/2023	$16,471	$16,901	$16,822	$16,807	$24,262
5/31/2023	$16,234	$16,745	$16,580	$16,439	$24,367
6/30/2023	$17,119	$18,106	$17,810	$17,825	$25,977
7/31/2023	$17,746	$19,213	$18,870	$18,732	$26,812
8/31/2023	$17,036	$18,252	$17,964	$18,069	$26,385
9/30/2023	$15,957	$17,178	$16,936	$17,136	$25,127
10/31/2023	$14,939	$16,006	$15,802	$16,141	$24,599
11/30/2023	$16,296	$17,455	$17,259	$17,448	$26,845
12/31/2023	$17,703	$19,588	$19,232	$19,265	$28,065
1/31/2024	$17,507	$18,826	$18,529	$18,746	$28,536
2/29/2024	$18,386	$19,890	$19,428	$19,556	$30,060
3/31/2024	$18,975	$20,602	$20,144	$20,387	$31,027
4/30/2024	$17,859	$19,152	$18,860	$19,166	$29,760
5/31/2024	$18,830	$20,113	$19,804	$20,049	$31,236
6/30/2024	$18,665	$19,927	$19,561	$19,698	$32,356
7/31/2024	$19,729	$21,952	$21,374	$21,399	$32,750
8/31/2024	$19,977	$21,624	$21,152	$21,215	$33,545
9/30/2024	$20,111	$21,775	$21,364	$21,321	$34,261
10/31/2024	$19,708	$21,460	$20,914	$20,958	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	31.93%	7.83%	7.02%
Class C with sales charge	30.93%	7.83%	7.02%
Russell 2000 Index	34.07%	8.50%	7.94%
S&P Developed Ex US Small 15% + Russell 2000 85%	32.35%	7.98%	7.66%
Lipper Small-Cap Core Category Funds Average	29.85%	9.21%	7.68%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 626,722,017
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$626,722,017
# of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.03%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.13%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.20%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.30%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.26%
Repurchase Agreements	0.08%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054925
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class F
Trading Symbol	ALFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$34	0.29%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.08%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 34.07% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to international small-cap stocks within its investments in the Lord Abbett International Opportunities Fund was a notable detractor from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,055	$10,009	$10,015	$10,000	$10,269
12/31/2014	$10,192	$10,294	$10,244	$10,197	$10,243
1/31/2015	$9,972	$9,963	$9,958	$9,825	$9,936
2/28/2015	$10,625	$10,555	$10,551	$10,419	$10,507
3/31/2015	$10,770	$10,738	$10,689	$10,578	$10,340
4/30/2015	$10,684	$10,465	$10,546	$10,385	$10,440
5/31/2015	$10,918	$10,703	$10,759	$10,525	$10,574
6/30/2015	$10,979	$10,784	$10,805	$10,559	$10,369
7/31/2015	$10,969	$10,658	$10,695	$10,396	$10,586
8/31/2015	$10,216	$9,989	$10,052	$9,843	$9,948
9/30/2015	$9,879	$9,498	$9,582	$9,423	$9,702
10/31/2015	$10,268	$10,034	$10,121	$9,951	$10,520
11/30/2015	$10,447	$10,360	$10,394	$10,175	$10,551
12/31/2015	$10,100	$9,840	$9,952	$9,658	$10,385
1/31/2016	$9,242	$8,975	$9,099	$8,952	$9,869
2/29/2016	$9,127	$8,974	$9,097	$9,021	$9,856
3/31/2016	$9,829	$9,690	$9,832	$9,718	$10,525
4/30/2016	$9,897	$9,842	$10,007	$9,832	$10,566
5/31/2016	$10,136	$10,064	$10,197	$9,998	$10,755
6/30/2016	$10,048	$10,058	$10,129	$9,953	$10,783
7/31/2016	$10,587	$10,658	$10,733	$10,452	$11,181
8/31/2016	$10,694	$10,847	$10,883	$10,594	$11,196
9/30/2016	$10,834	$10,968	$11,030	$10,648	$11,199
10/31/2016	$10,375	$10,446	$10,531	$10,252	$10,994
11/30/2016	$10,998	$11,611	$11,488	$11,316	$11,401
12/31/2016	$11,048	$11,936	$11,809	$11,648	$11,627
1/31/2017	$11,276	$11,984	$11,910	$11,690	$11,847
2/28/2017	$11,458	$12,215	$12,141	$11,869	$12,318
3/31/2017	$11,570	$12,231	$12,193	$11,865	$12,332
4/30/2017	$11,730	$12,365	$12,369	$12,077	$12,459
5/31/2017	$11,752	$12,113	$12,230	$11,857	$12,634
6/30/2017	$12,033	$12,532	$12,598	$12,151	$12,713
7/31/2017	$12,238	$12,625	$12,741	$12,246	$12,974
8/31/2017	$12,207	$12,465	$12,618	$12,046	$13,014
9/30/2017	$12,723	$13,243	$13,338	$12,746	$13,283
10/31/2017	$12,946	$13,355	$13,462	$12,895	$13,593
11/30/2017	$13,240	$13,740	$13,828	$13,245	$14,009
12/31/2017	$13,342	$13,685	$13,843	$13,219	$14,165
1/31/2018	$13,815	$14,043	$14,251	$13,539	$14,976
2/28/2018	$13,387	$13,499	$13,692	$12,960	$14,424
3/31/2018	$13,456	$13,673	$13,816	$13,074	$14,058
4/30/2018	$13,551	$13,792	$13,946	$13,140	$14,112
5/31/2018	$14,219	$14,629	$14,656	$13,768	$14,451
6/30/2018	$14,329	$14,734	$14,701	$13,849	$14,540
7/31/2018	$14,374	$14,990	$14,933	$14,089	$15,081
8/31/2018	$15,247	$15,637	$15,477	$14,586	$15,573
9/30/2018	$15,137	$15,260	$15,143	$14,258	$15,662
10/31/2018	$13,367	$13,603	$13,518	$12,839	$14,591
11/30/2018	$13,426	$13,819	$13,684	$13,021	$14,888
12/31/2018	$12,094	$12,178	$12,168	$11,522	$13,544
1/31/2019	$13,390	$13,548	$13,480	$12,771	$14,629
2/28/2019	$14,161	$14,252	$14,128	$13,368	$15,099
3/31/2019	$13,974	$13,954	$13,866	$13,078	$15,393
4/30/2019	$14,464	$14,428	$14,328	$13,598	$16,016
5/31/2019	$13,472	$13,306	$13,275	$12,524	$14,998
6/30/2019	$14,482	$14,246	$14,169	$13,396	$16,055
7/31/2019	$14,476	$14,328	$14,218	$13,493	$16,286
8/31/2019	$13,904	$13,621	$13,566	$12,853	$16,028
9/30/2019	$13,898	$13,904	$13,848	$13,239	$16,328
10/31/2019	$14,143	$14,270	$14,249	$13,492	$16,681
11/30/2019	$14,640	$14,858	$14,794	$13,936	$17,287
12/31/2019	$15,125	$15,286	$15,263	$14,309	$17,809
1/31/2020	$14,871	$14,796	$14,775	$13,795	$17,802
2/29/2020	$13,728	$13,550	$13,498	$12,465	$16,336
3/31/2020	$10,799	$10,606	$10,636	$9,603	$14,319
4/30/2020	$12,324	$12,063	$12,067	$10,894	$16,154
5/31/2020	$13,460	$12,848	$12,860	$11,486	$16,923
6/30/2020	$13,989	$13,302	$13,294	$11,761	$17,260
7/31/2020	$14,611	$13,670	$13,712	$12,159	$18,233
8/31/2020	$15,286	$14,441	$14,510	$12,684	$19,544
9/30/2020	$15,018	$13,958	$14,060	$12,193	$18,801
10/31/2020	$15,259	$14,251	$14,236	$12,497	$18,301
11/30/2020	$17,680	$16,877	$16,786	$14,566	$20,305
12/31/2020	$19,099	$18,337	$18,186	$15,702	$21,085
1/31/2021	$19,489	$19,260	$18,956	$16,120	$20,872
2/28/2021	$20,964	$20,460	$20,039	$17,546	$21,448
3/31/2021	$21,021	$20,666	$20,261	$18,206	$22,387
4/30/2021	$21,946	$21,100	$20,754	$18,833	$23,582
5/31/2021	$21,758	$21,143	$20,869	$19,087	$23,747
6/30/2021	$21,809	$21,553	$21,181	$18,961	$24,301
7/31/2021	$21,527	$20,775	$20,553	$18,642	$24,878
8/31/2021	$21,961	$21,239	$21,021	$19,004	$25,635
9/30/2021	$21,274	$20,613	$20,384	$18,523	$24,443
10/31/2021	$22,206	$21,490	$21,172	$19,318	$26,155
11/30/2021	$21,202	$20,594	$20,223	$18,735	$25,974
12/31/2021	$21,982	$21,055	$20,747	$19,617	$27,138
1/31/2022	$19,869	$19,028	$18,816	$18,336	$25,734
2/28/2022	$19,816	$19,231	$18,959	$18,541	$24,963
3/31/2022	$19,579	$19,470	$19,170	$18,584	$25,890
4/30/2022	$17,786	$17,540	$17,351	$17,171	$23,632
5/31/2022	$17,847	$17,567	$17,373	$17,419	$23,676
6/30/2022	$16,184	$16,122	$15,860	$15,869	$21,721
7/31/2022	$17,595	$17,805	$17,419	$17,349	$23,724
8/31/2022	$17,099	$17,441	$16,997	$16,762	$22,757
9/30/2022	$15,527	$15,769	$15,306	$15,186	$20,661
10/31/2022	$16,855	$17,506	$16,848	$16,918	$22,334
11/30/2022	$17,626	$17,914	$17,442	$17,649	$23,582
12/31/2022	$16,859	$16,752	$16,498	$16,679	$22,223
1/31/2023	$18,360	$18,384	$18,080	$18,216	$23,619
2/28/2023	$18,148	$18,074	$17,760	$17,987	$23,043
3/31/2023	$17,870	$17,210	$17,046	$17,139	$23,889
4/30/2023	$17,781	$16,901	$16,822	$16,807	$24,262
5/31/2023	$17,536	$16,745	$16,580	$16,439	$24,367
6/30/2023	$18,506	$18,106	$17,810	$17,825	$25,977
7/31/2023	$19,200	$19,213	$18,870	$18,732	$26,812
8/31/2023	$18,441	$18,252	$17,964	$18,069	$26,385
9/30/2023	$17,299	$17,178	$16,936	$17,136	$25,127
10/31/2023	$16,206	$16,006	$15,802	$16,141	$24,599
11/30/2023	$17,683	$17,455	$17,259	$17,448	$26,845
12/31/2023	$19,231	$19,588	$19,232	$19,265	$28,065
1/31/2024	$19,034	$18,826	$18,529	$18,746	$28,536
2/29/2024	$19,993	$19,890	$19,428	$19,556	$30,060
3/31/2024	$20,649	$20,602	$20,144	$20,387	$31,027
4/30/2024	$19,460	$19,152	$18,860	$19,166	$29,760
5/31/2024	$20,518	$20,113	$19,804	$20,049	$31,236
6/30/2024	$20,362	$19,927	$19,561	$19,698	$32,356
7/31/2024	$21,543	$21,952	$21,374	$21,399	$32,750
8/31/2024	$21,830	$21,624	$21,152	$21,215	$33,545
9/30/2024	$21,986	$21,775	$21,364	$21,321	$34,261
10/31/2024	$21,568	$21,460	$20,914	$20,958	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	33.08%	8.81%	7.99%
Russell 2000 Index	34.07%	8.50%	7.94%
S&P Developed Ex US Small 15% + Russell 2000 85%	32.35%	7.98%	7.66%
Lipper Small-Cap Core Category Funds Average	29.85%	9.21%	7.68%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 626,722,017
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$626,722,017
# of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.03%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.13%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.20%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.30%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.26%
Repurchase Agreements	0.08%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000184531
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class F3
Trading Symbol	ALFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$12	0.10%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.32%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 34.07% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to international small-cap stocks within its investments in the Lord Abbett International Opportunities Fund was a notable detractor from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,218	$10,240	$10,257	$10,298	$10,112
5/31/2017	$10,241	$10,032	$10,142	$10,110	$10,254
6/30/2017	$10,486	$10,378	$10,447	$10,361	$10,318
7/31/2017	$10,665	$10,455	$10,566	$10,442	$10,530
8/31/2017	$10,639	$10,322	$10,464	$10,271	$10,562
9/30/2017	$11,094	$10,967	$11,061	$10,868	$10,780
10/31/2017	$11,289	$11,060	$11,164	$10,995	$11,032
11/30/2017	$11,545	$11,379	$11,467	$11,293	$11,370
12/31/2017	$11,636	$11,333	$11,479	$11,271	$11,496
1/31/2018	$12,055	$11,629	$11,818	$11,544	$12,155
2/28/2018	$11,679	$11,179	$11,354	$11,051	$11,707
3/31/2018	$11,743	$11,323	$11,457	$11,148	$11,409
4/30/2018	$11,824	$11,421	$11,565	$11,204	$11,453
5/31/2018	$12,410	$12,115	$12,154	$11,739	$11,729
6/30/2018	$12,508	$12,201	$12,191	$11,808	$11,801
7/31/2018	$12,551	$12,414	$12,383	$12,014	$12,240
8/31/2018	$13,311	$12,949	$12,835	$12,437	$12,639
9/30/2018	$13,222	$12,638	$12,557	$12,157	$12,711
10/31/2018	$11,675	$11,265	$11,210	$10,948	$11,842
11/30/2018	$11,730	$11,444	$11,348	$11,103	$12,083
12/31/2018	$10,570	$10,085	$10,091	$9,825	$10,992
1/31/2019	$11,704	$11,219	$11,179	$10,889	$11,873
2/28/2019	$12,374	$11,803	$11,716	$11,399	$12,254
3/31/2019	$12,214	$11,556	$11,499	$11,151	$12,493
4/30/2019	$12,648	$11,948	$11,882	$11,594	$12,998
5/31/2019	$11,779	$11,019	$11,008	$10,679	$12,172
6/30/2019	$12,668	$11,798	$11,750	$11,422	$13,030
7/31/2019	$12,663	$11,866	$11,790	$11,505	$13,218
8/31/2019	$12,164	$11,280	$11,249	$10,960	$13,008
9/30/2019	$12,159	$11,514	$11,484	$11,288	$13,252
10/31/2019	$12,379	$11,818	$11,816	$11,504	$13,539
11/30/2019	$12,813	$12,304	$12,268	$11,883	$14,030
12/31/2019	$13,238	$12,659	$12,657	$12,201	$14,453
1/31/2020	$13,022	$12,253	$12,252	$11,763	$14,448
2/29/2020	$12,018	$11,221	$11,194	$10,629	$13,258
3/31/2020	$9,458	$8,783	$8,820	$8,188	$11,621
4/30/2020	$10,792	$9,990	$10,007	$9,289	$13,111
5/31/2020	$11,796	$10,640	$10,664	$9,794	$13,735
6/30/2020	$12,258	$11,016	$11,025	$10,028	$14,008
7/31/2020	$12,805	$11,321	$11,371	$10,368	$14,798
8/31/2020	$13,398	$11,959	$12,032	$10,815	$15,862
9/30/2020	$13,170	$11,559	$11,660	$10,397	$15,259
10/31/2020	$13,381	$11,801	$11,806	$10,656	$14,853
11/30/2020	$15,507	$13,977	$13,920	$12,420	$16,479
12/31/2020	$16,753	$15,186	$15,081	$13,389	$17,113
1/31/2021	$17,097	$15,950	$15,720	$13,745	$16,940
2/28/2021	$18,396	$16,944	$16,618	$14,961	$17,407
3/31/2021	$18,445	$17,114	$16,801	$15,524	$18,169
4/30/2021	$19,264	$17,473	$17,211	$16,058	$19,139
5/31/2021	$19,098	$17,510	$17,306	$16,275	$19,273
6/30/2021	$19,147	$17,849	$17,565	$16,167	$19,723
7/31/2021	$18,901	$17,204	$17,044	$15,896	$20,191
8/31/2021	$19,288	$17,589	$17,432	$16,204	$20,805
9/30/2021	$18,691	$17,070	$16,904	$15,794	$19,838
10/31/2021	$19,510	$17,797	$17,557	$16,472	$21,227
11/30/2021	$18,630	$17,055	$16,770	$15,974	$21,080
12/31/2021	$19,321	$17,436	$17,205	$16,726	$22,025
1/31/2022	$17,463	$15,757	$15,603	$15,634	$20,885
2/28/2022	$17,418	$15,926	$15,722	$15,810	$20,260
3/31/2022	$17,216	$16,124	$15,897	$15,846	$21,012
4/30/2022	$15,637	$14,526	$14,389	$14,641	$19,180
5/31/2022	$15,696	$14,548	$14,407	$14,852	$19,215
6/30/2022	$14,234	$13,351	$13,152	$13,531	$17,629
7/31/2022	$15,475	$14,745	$14,445	$14,793	$19,254
8/31/2022	$15,046	$14,443	$14,095	$14,293	$18,469
9/30/2022	$13,662	$13,059	$12,692	$12,948	$16,768
10/31/2022	$14,832	$14,497	$13,971	$14,426	$18,126
11/30/2022	$15,514	$14,836	$14,464	$15,049	$19,139
12/31/2022	$14,840	$13,873	$13,681	$14,222	$18,036
1/31/2023	$16,168	$15,225	$14,993	$15,532	$19,169
2/28/2023	$15,987	$14,968	$14,728	$15,337	$18,702
3/31/2023	$15,744	$14,253	$14,136	$14,614	$19,388
4/30/2023	$15,667	$13,996	$13,950	$14,331	$19,691
5/31/2023	$15,452	$13,867	$13,749	$14,017	$19,777
6/30/2023	$16,307	$14,994	$14,770	$15,199	$21,083
7/31/2023	$16,919	$15,911	$15,648	$15,972	$21,761
8/31/2023	$16,258	$15,115	$14,897	$15,406	$21,414
9/30/2023	$15,250	$14,225	$14,044	$14,611	$20,393
10/31/2023	$14,291	$13,255	$13,104	$13,763	$19,964
11/30/2023	$15,598	$14,455	$14,312	$14,877	$21,788
12/31/2023	$16,960	$16,221	$15,948	$16,426	$22,777
1/31/2024	$16,785	$15,590	$15,365	$15,984	$23,160
2/29/2024	$17,639	$16,472	$16,111	$16,675	$24,397
3/31/2024	$18,227	$17,061	$16,705	$17,384	$25,182
4/30/2024	$17,170	$15,861	$15,640	$16,342	$24,153
5/31/2024	$18,115	$16,656	$16,423	$17,096	$25,351
6/30/2024	$17,975	$16,502	$16,222	$16,796	$26,260
7/31/2024	$19,025	$18,179	$17,725	$18,246	$26,580
8/31/2024	$19,277	$17,907	$17,541	$18,089	$27,225
9/30/2024	$19,424	$18,033	$17,717	$18,179	$27,806
10/31/2024	$19,053	$17,772	$17,343	$17,870	$27,554

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	33.32%	9.01%	8.88%
Russell 2000 Index	34.07%	8.50%	7.89%
S&P Developed Ex US Small 15% + Russell 2000 85%	32.35%	7.98%	7.54%
Lipper Small-Cap Core Category Funds Average	29.85%	9.21%	7.97%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	14.32%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 626,722,017
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$626,722,017
# of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.03%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.13%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.20%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.30%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.26%
Repurchase Agreements	0.08%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019521
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class I
Trading Symbol	ALFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.19%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.21%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 34.07% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to international small-cap stocks within its investments in the Lord Abbett International Opportunities Fund was a notable detractor from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,055	$10,009	$10,015	$10,000	$10,269
12/31/2014	$10,196	$10,294	$10,244	$10,197	$10,243
1/31/2015	$9,975	$9,963	$9,958	$9,825	$9,936
2/28/2015	$10,632	$10,555	$10,551	$10,419	$10,507
3/31/2015	$10,778	$10,738	$10,689	$10,578	$10,340
4/30/2015	$10,690	$10,465	$10,546	$10,385	$10,440
5/31/2015	$10,925	$10,703	$10,759	$10,525	$10,574
6/30/2015	$10,986	$10,784	$10,805	$10,559	$10,369
7/31/2015	$10,979	$10,658	$10,695	$10,396	$10,586
8/31/2015	$10,227	$9,989	$10,052	$9,843	$9,948
9/30/2015	$9,890	$9,498	$9,582	$9,423	$9,702
10/31/2015	$10,278	$10,034	$10,121	$9,951	$10,520
11/30/2015	$10,458	$10,360	$10,394	$10,175	$10,551
12/31/2015	$10,112	$9,840	$9,952	$9,658	$10,385
1/31/2016	$9,256	$8,975	$9,099	$8,952	$9,869
2/29/2016	$9,141	$8,974	$9,097	$9,021	$9,856
3/31/2016	$9,844	$9,690	$9,832	$9,718	$10,525
4/30/2016	$9,911	$9,842	$10,007	$9,832	$10,566
5/31/2016	$10,156	$10,064	$10,197	$9,998	$10,755
6/30/2016	$10,065	$10,058	$10,129	$9,953	$10,783
7/31/2016	$10,610	$10,658	$10,733	$10,452	$11,181
8/31/2016	$10,716	$10,847	$10,883	$10,594	$11,196
9/30/2016	$10,858	$10,968	$11,030	$10,648	$11,199
10/31/2016	$10,397	$10,446	$10,531	$10,252	$10,994
11/30/2016	$11,024	$11,611	$11,488	$11,316	$11,401
12/31/2016	$11,075	$11,936	$11,809	$11,648	$11,627
1/31/2017	$11,304	$11,984	$11,910	$11,690	$11,847
2/28/2017	$11,488	$12,215	$12,141	$11,869	$12,318
3/31/2017	$11,598	$12,231	$12,193	$11,865	$12,332
4/30/2017	$11,761	$12,365	$12,369	$12,077	$12,459
5/31/2017	$11,783	$12,113	$12,230	$11,857	$12,634
6/30/2017	$12,065	$12,532	$12,598	$12,151	$12,713
7/31/2017	$12,272	$12,625	$12,741	$12,246	$12,974
8/31/2017	$12,241	$12,465	$12,618	$12,046	$13,014
9/30/2017	$12,765	$13,243	$13,338	$12,746	$13,283
10/31/2017	$12,985	$13,355	$13,462	$12,895	$13,593
11/30/2017	$13,284	$13,740	$13,828	$13,245	$14,009
12/31/2017	$13,385	$13,685	$13,843	$13,219	$14,165
1/31/2018	$13,862	$14,043	$14,251	$13,539	$14,976
2/28/2018	$13,434	$13,499	$13,692	$12,960	$14,424
3/31/2018	$13,503	$13,673	$13,816	$13,074	$14,058
4/30/2018	$13,601	$13,792	$13,946	$13,140	$14,112
5/31/2018	$14,270	$14,629	$14,656	$13,768	$14,451
6/30/2018	$14,384	$14,734	$14,701	$13,849	$14,540
7/31/2018	$14,428	$14,990	$14,933	$14,089	$15,081
8/31/2018	$15,303	$15,637	$15,477	$14,586	$15,573
9/30/2018	$15,200	$15,260	$15,143	$14,258	$15,662
10/31/2018	$13,424	$13,603	$13,518	$12,839	$14,591
11/30/2018	$13,483	$13,819	$13,684	$13,021	$14,888
12/31/2018	$12,150	$12,178	$12,168	$11,522	$13,544
1/31/2019	$13,449	$13,548	$13,480	$12,771	$14,629
2/28/2019	$14,220	$14,252	$14,128	$13,368	$15,099
3/31/2019	$14,036	$13,954	$13,866	$13,078	$15,393
4/30/2019	$14,530	$14,428	$14,328	$13,598	$16,016
5/31/2019	$13,536	$13,306	$13,275	$12,524	$14,998
6/30/2019	$14,553	$14,246	$14,169	$13,396	$16,055
7/31/2019	$14,548	$14,328	$14,218	$13,493	$16,286
8/31/2019	$13,973	$13,621	$13,566	$12,853	$16,028
9/30/2019	$13,967	$13,904	$13,848	$13,239	$16,328
10/31/2019	$14,214	$14,270	$14,249	$13,492	$16,681
11/30/2019	$14,714	$14,858	$14,794	$13,936	$17,287
12/31/2019	$15,204	$15,286	$15,263	$14,309	$17,809
1/31/2020	$14,954	$14,796	$14,775	$13,795	$17,802
2/29/2020	$13,799	$13,550	$13,498	$12,465	$16,336
3/31/2020	$10,858	$10,606	$10,636	$9,603	$14,319
4/30/2020	$12,387	$12,063	$12,067	$10,894	$16,154
5/31/2020	$13,543	$12,848	$12,860	$11,486	$16,923
6/30/2020	$14,068	$13,302	$13,294	$11,761	$17,260
7/31/2020	$14,692	$13,670	$13,712	$12,159	$18,233
8/31/2020	$15,381	$14,441	$14,510	$12,684	$19,544
9/30/2020	$15,112	$13,958	$14,060	$12,193	$18,801
10/31/2020	$15,355	$14,251	$14,236	$12,497	$18,301
11/30/2020	$17,790	$16,877	$16,786	$14,566	$20,305
12/31/2020	$19,217	$18,337	$18,186	$15,702	$21,085
1/31/2021	$19,614	$19,260	$18,956	$16,120	$20,872
2/28/2021	$21,102	$20,460	$20,039	$17,546	$21,448
3/31/2021	$21,158	$20,666	$20,261	$18,206	$22,387
4/30/2021	$22,094	$21,100	$20,754	$18,833	$23,582
5/31/2021	$21,902	$21,143	$20,869	$19,087	$23,747
6/30/2021	$21,959	$21,553	$21,181	$18,961	$24,301
7/31/2021	$21,676	$20,775	$20,553	$18,642	$24,878
8/31/2021	$22,115	$21,239	$21,021	$19,004	$25,635
9/30/2021	$21,428	$20,613	$20,384	$18,523	$24,443
10/31/2021	$22,363	$21,490	$21,172	$19,318	$26,155
11/30/2021	$21,357	$20,594	$20,223	$18,735	$25,974
12/31/2021	$22,147	$21,055	$20,747	$19,617	$27,138
1/31/2022	$20,015	$19,028	$18,816	$18,336	$25,734
2/28/2022	$19,963	$19,231	$18,959	$18,541	$24,963
3/31/2022	$19,724	$19,470	$19,170	$18,584	$25,890
4/30/2022	$17,921	$17,540	$17,351	$17,171	$23,632
5/31/2022	$17,988	$17,567	$17,373	$17,419	$23,676
6/30/2022	$16,305	$16,122	$15,860	$15,869	$21,721
7/31/2022	$17,727	$17,805	$17,419	$17,349	$23,724
8/31/2022	$17,233	$17,441	$16,997	$16,762	$22,757
9/30/2022	$15,655	$15,769	$15,306	$15,186	$20,661
10/31/2022	$16,986	$17,506	$16,848	$16,918	$22,334
11/30/2022	$17,771	$17,914	$17,442	$17,649	$23,582
12/31/2022	$17,000	$16,752	$16,498	$16,679	$22,223
1/31/2023	$18,513	$18,384	$18,080	$18,216	$23,619
2/28/2023	$18,304	$18,074	$17,760	$17,987	$23,043
3/31/2023	$18,024	$17,210	$17,046	$17,139	$23,889
4/30/2023	$17,936	$16,901	$16,822	$16,807	$24,262
5/31/2023	$17,688	$16,745	$16,580	$16,439	$24,367
6/30/2023	$18,665	$18,106	$17,810	$17,825	$25,977
7/31/2023	$19,369	$19,213	$18,870	$18,732	$26,812
8/31/2023	$18,609	$18,252	$17,964	$18,069	$26,385
9/30/2023	$17,456	$17,178	$16,936	$17,136	$25,127
10/31/2023	$16,352	$16,006	$15,802	$16,141	$24,599
11/30/2023	$17,848	$17,455	$17,259	$17,448	$26,845
12/31/2023	$19,405	$19,588	$19,232	$19,265	$28,065
1/31/2024	$19,212	$18,826	$18,529	$18,746	$28,536
2/29/2024	$20,187	$19,890	$19,428	$19,556	$30,060
3/31/2024	$20,848	$20,602	$20,144	$20,387	$31,027
4/30/2024	$19,647	$19,152	$18,860	$19,166	$29,760
5/31/2024	$20,727	$20,113	$19,804	$20,049	$31,236
6/30/2024	$20,558	$19,927	$19,561	$19,698	$32,356
7/31/2024	$21,759	$21,952	$21,374	$21,399	$32,750
8/31/2024	$22,049	$21,624	$21,152	$21,215	$33,545
9/30/2024	$22,210	$21,775	$21,364	$21,321	$34,261
10/31/2024	$21,783	$21,460	$20,914	$20,958	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	33.21%	8.91%	8.10%
Russell 2000 Index	34.07%	8.50%	7.94%
S&P Developed Ex US Small 15% + Russell 2000 85%	32.35%	7.98%	7.66%
Lipper Small-Cap Core Category Funds Average	29.85%	9.21%	7.68%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 626,722,017
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$626,722,017
# of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.03%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.13%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.20%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.30%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.26%
Repurchase Agreements	0.08%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054926
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class R2
Trading Symbol	ALFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$92	0.79%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 32.43%, reflecting performance at the net asset value (NAV) of Class R2 shares, compared to the 34.07% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to international small-cap stocks within its investments in the Lord Abbett International Opportunities Fund was a notable detractor from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,050	$10,009	$10,015	$10,000	$10,269
12/31/2014	$10,184	$10,294	$10,244	$10,197	$10,243
1/31/2015	$9,956	$9,963	$9,958	$9,825	$9,936
2/28/2015	$10,608	$10,555	$10,551	$10,419	$10,507
3/31/2015	$10,748	$10,738	$10,689	$10,578	$10,340
4/30/2015	$10,657	$10,465	$10,546	$10,385	$10,440
5/31/2015	$10,885	$10,703	$10,759	$10,525	$10,574
6/30/2015	$10,941	$10,784	$10,805	$10,559	$10,369
7/31/2015	$10,927	$10,658	$10,695	$10,396	$10,586
8/31/2015	$10,174	$9,989	$10,052	$9,843	$9,948
9/30/2015	$9,834	$9,498	$9,582	$9,423	$9,702
10/31/2015	$10,216	$10,034	$10,121	$9,951	$10,520
11/30/2015	$10,387	$10,360	$10,394	$10,175	$10,551
12/31/2015	$10,039	$9,840	$9,952	$9,658	$10,385
1/31/2016	$9,183	$8,975	$9,099	$8,952	$9,869
2/29/2016	$9,066	$8,974	$9,097	$9,021	$9,856
3/31/2016	$9,759	$9,690	$9,832	$9,718	$10,525
4/30/2016	$9,824	$9,842	$10,007	$9,832	$10,566
5/31/2016	$10,059	$10,064	$10,197	$9,998	$10,755
6/30/2016	$9,966	$10,058	$10,129	$9,953	$10,783
7/31/2016	$10,497	$10,658	$10,733	$10,452	$11,181
8/31/2016	$10,594	$10,847	$10,883	$10,594	$11,196
9/30/2016	$10,732	$10,968	$11,030	$10,648	$11,199
10/31/2016	$10,274	$10,446	$10,531	$10,252	$10,994
11/30/2016	$10,886	$11,611	$11,488	$11,316	$11,401
12/31/2016	$10,929	$11,936	$11,809	$11,648	$11,627
1/31/2017	$11,147	$11,984	$11,910	$11,690	$11,847
2/28/2017	$11,324	$12,215	$12,141	$11,869	$12,318
3/31/2017	$11,429	$12,231	$12,193	$11,865	$12,332
4/30/2017	$11,583	$12,365	$12,369	$12,077	$12,459
5/31/2017	$11,601	$12,113	$12,230	$11,857	$12,634
6/30/2017	$11,869	$12,532	$12,598	$12,151	$12,713
7/31/2017	$12,069	$12,625	$12,741	$12,246	$12,974
8/31/2017	$12,033	$12,465	$12,618	$12,046	$13,014
9/30/2017	$12,542	$13,243	$13,338	$12,746	$13,283
10/31/2017	$12,751	$13,355	$13,462	$12,895	$13,593
11/30/2017	$13,037	$13,740	$13,828	$13,245	$14,009
12/31/2017	$13,131	$13,685	$13,843	$13,219	$14,165
1/31/2018	$13,596	$14,043	$14,251	$13,539	$14,976
2/28/2018	$13,162	$13,499	$13,692	$12,960	$14,424
3/31/2018	$13,229	$13,673	$13,816	$13,074	$14,058
4/30/2018	$13,315	$13,792	$13,946	$13,140	$14,112
5/31/2018	$13,964	$14,629	$14,656	$13,768	$14,451
6/30/2018	$14,066	$14,734	$14,701	$13,849	$14,540
7/31/2018	$14,102	$14,990	$14,933	$14,089	$15,081
8/31/2018	$14,955	$15,637	$15,477	$14,586	$15,573
9/30/2018	$14,843	$15,260	$15,143	$14,258	$15,662
10/31/2018	$13,101	$13,603	$13,518	$12,839	$14,591
11/30/2018	$13,152	$13,819	$13,684	$13,021	$14,888
12/31/2018	$11,844	$12,178	$12,168	$11,522	$13,544
1/31/2019	$13,109	$13,548	$13,480	$12,771	$14,629
2/28/2019	$13,855	$14,252	$14,128	$13,368	$15,099
3/31/2019	$13,664	$13,954	$13,866	$13,078	$15,393
4/30/2019	$14,142	$14,428	$14,328	$13,598	$16,016
5/31/2019	$13,163	$13,306	$13,275	$12,524	$14,998
6/30/2019	$14,147	$14,246	$14,169	$13,396	$16,055
7/31/2019	$14,136	$14,328	$14,218	$13,493	$16,286
8/31/2019	$13,569	$13,621	$13,566	$12,853	$16,028
9/30/2019	$13,557	$13,904	$13,848	$13,239	$16,328
10/31/2019	$13,789	$14,270	$14,249	$13,492	$16,681
11/30/2019	$14,267	$14,858	$14,794	$13,936	$17,287
12/31/2019	$14,739	$15,286	$15,263	$14,309	$17,809
1/31/2020	$14,485	$14,796	$14,775	$13,795	$17,802
2/29/2020	$13,363	$13,550	$13,498	$12,465	$16,336
3/31/2020	$10,507	$10,606	$10,636	$9,603	$14,319
4/30/2020	$11,987	$12,063	$12,067	$10,894	$16,154
5/31/2020	$13,088	$12,848	$12,860	$11,486	$16,923
6/30/2020	$13,597	$13,302	$13,294	$11,761	$17,260
7/31/2020	$14,189	$13,670	$13,712	$12,159	$18,233
8/31/2020	$14,843	$14,441	$14,510	$12,684	$19,544
9/30/2020	$14,581	$13,958	$14,060	$12,193	$18,801
10/31/2020	$14,808	$14,251	$14,236	$12,497	$18,301
11/30/2020	$17,148	$16,877	$16,786	$14,566	$20,305
12/31/2020	$18,514	$18,337	$18,186	$15,702	$21,085
1/31/2021	$18,893	$19,260	$18,956	$16,120	$20,872
2/28/2021	$20,308	$20,460	$20,039	$17,546	$21,448
3/31/2021	$20,360	$20,666	$20,261	$18,206	$22,387
4/30/2021	$21,245	$21,100	$20,754	$18,833	$23,582
5/31/2021	$21,052	$21,143	$20,869	$19,087	$23,747
6/30/2021	$21,089	$21,553	$21,181	$18,961	$24,301
7/31/2021	$20,806	$20,775	$20,553	$18,642	$24,878
8/31/2021	$21,216	$21,239	$21,021	$19,004	$25,635
9/30/2021	$20,553	$20,613	$20,384	$18,523	$24,443
10/31/2021	$21,439	$21,490	$21,172	$19,318	$26,155
11/30/2021	$20,464	$20,594	$20,223	$18,735	$25,974
12/31/2021	$21,202	$21,055	$20,747	$19,617	$27,138
1/31/2022	$19,157	$19,028	$18,816	$18,336	$25,734
2/28/2022	$19,094	$19,231	$18,959	$18,541	$24,963
3/31/2022	$18,859	$19,470	$19,170	$18,584	$25,890
4/30/2022	$17,127	$17,540	$17,351	$17,171	$23,632
5/31/2022	$17,182	$17,567	$17,373	$17,419	$23,676
6/30/2022	$15,568	$16,122	$15,860	$15,869	$21,721
7/31/2022	$16,916	$17,805	$17,419	$17,349	$23,724
8/31/2022	$16,438	$17,441	$16,997	$16,762	$22,757
9/30/2022	$14,918	$15,769	$15,306	$15,186	$20,661
10/31/2022	$16,187	$17,506	$16,848	$16,918	$22,334
11/30/2022	$16,924	$17,914	$17,442	$17,649	$23,582
12/31/2022	$16,176	$16,752	$16,498	$16,679	$22,223
1/31/2023	$17,610	$18,384	$18,080	$18,216	$23,619
2/28/2023	$17,409	$18,074	$17,760	$17,987	$23,043
3/31/2023	$17,132	$17,210	$17,046	$17,139	$23,889
4/30/2023	$17,040	$16,901	$16,822	$16,807	$24,262
5/31/2023	$16,796	$16,745	$16,580	$16,439	$24,367
6/30/2023	$17,710	$18,106	$17,810	$17,825	$25,977
7/31/2023	$18,373	$19,213	$18,870	$18,732	$26,812
8/31/2023	$17,643	$18,252	$17,964	$18,069	$26,385
9/30/2023	$16,536	$17,178	$16,936	$17,136	$25,127
10/31/2023	$15,488	$16,006	$15,802	$16,141	$24,599
11/30/2023	$16,897	$17,455	$17,259	$17,448	$26,845
12/31/2023	$18,364	$19,588	$19,232	$19,265	$28,065
1/31/2024	$18,170	$18,826	$18,529	$18,746	$28,536
2/29/2024	$19,079	$19,890	$19,428	$19,556	$30,060
3/31/2024	$19,702	$20,602	$20,144	$20,387	$31,027
4/30/2024	$18,549	$19,152	$18,860	$19,166	$29,760
5/31/2024	$19,559	$20,113	$19,804	$20,049	$31,236
6/30/2024	$19,391	$19,927	$19,561	$19,698	$32,356
7/31/2024	$20,511	$21,952	$21,374	$21,399	$32,750
8/31/2024	$20,772	$21,624	$21,152	$21,215	$33,545
9/30/2024	$20,923	$21,775	$21,364	$21,321	$34,261
10/31/2024	$20,511	$21,460	$20,914	$20,958	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	32.43%	8.26%	7.45%
Russell 2000 Index	34.07%	8.50%	7.94%
S&P Developed Ex US Small 15% + Russell 2000 85%	32.35%	7.98%	7.66%
Lipper Small-Cap Core Category Funds Average	29.85%	9.21%	7.68%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 626,722,017
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$626,722,017
# of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.03%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.13%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.20%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.30%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.26%
Repurchase Agreements	0.08%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054927
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class R3
Trading Symbol	ALFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$80	0.69%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 32.58%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 34.07% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to international small-cap stocks within its investments in the Lord Abbett International Opportunities Fund was a notable detractor from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,053	$10,009	$10,015	$10,000	$10,269
12/31/2014	$10,186	$10,294	$10,244	$10,197	$10,243
1/31/2015	$9,963	$9,963	$9,958	$9,825	$9,936
2/28/2015	$10,615	$10,555	$10,551	$10,419	$10,507
3/31/2015	$10,755	$10,738	$10,689	$10,578	$10,340
4/30/2015	$10,664	$10,465	$10,546	$10,385	$10,440
5/31/2015	$10,895	$10,703	$10,759	$10,525	$10,574
6/30/2015	$10,954	$10,784	$10,805	$10,559	$10,369
7/31/2015	$10,936	$10,658	$10,695	$10,396	$10,586
8/31/2015	$10,186	$9,989	$10,052	$9,843	$9,948
9/30/2015	$9,844	$9,498	$9,582	$9,423	$9,702
10/31/2015	$10,228	$10,034	$10,121	$9,951	$10,520
11/30/2015	$10,402	$10,360	$10,394	$10,175	$10,551
12/31/2015	$10,055	$9,840	$9,952	$9,658	$10,385
1/31/2016	$9,198	$8,975	$9,099	$8,952	$9,869
2/29/2016	$9,080	$8,974	$9,097	$9,021	$9,856
3/31/2016	$9,776	$9,690	$9,832	$9,718	$10,525
4/30/2016	$9,841	$9,842	$10,007	$9,832	$10,566
5/31/2016	$10,075	$10,064	$10,197	$9,998	$10,755
6/30/2016	$9,986	$10,058	$10,129	$9,953	$10,783
7/31/2016	$10,516	$10,658	$10,733	$10,452	$11,181
8/31/2016	$10,617	$10,847	$10,883	$10,594	$11,196
9/30/2016	$10,755	$10,968	$11,030	$10,648	$11,199
10/31/2016	$10,298	$10,446	$10,531	$10,252	$10,994
11/30/2016	$10,912	$11,611	$11,488	$11,316	$11,401
12/31/2016	$10,956	$11,936	$11,809	$11,648	$11,627
1/31/2017	$11,178	$11,984	$11,910	$11,690	$11,847
2/28/2017	$11,354	$12,215	$12,141	$11,869	$12,318
3/31/2017	$11,458	$12,231	$12,193	$11,865	$12,332
4/30/2017	$11,617	$12,365	$12,369	$12,077	$12,459
5/31/2017	$11,635	$12,113	$12,230	$11,857	$12,634
6/30/2017	$11,907	$12,532	$12,598	$12,151	$12,713
7/31/2017	$12,106	$12,625	$12,741	$12,246	$12,974
8/31/2017	$12,074	$12,465	$12,618	$12,046	$13,014
9/30/2017	$12,581	$13,243	$13,338	$12,746	$13,283
10/31/2017	$12,794	$13,355	$13,462	$12,895	$13,593
11/30/2017	$13,084	$13,740	$13,828	$13,245	$14,009
12/31/2017	$13,179	$13,685	$13,843	$13,219	$14,165
1/31/2018	$13,642	$14,043	$14,251	$13,539	$14,976
2/28/2018	$13,214	$13,499	$13,692	$12,960	$14,424
3/31/2018	$13,280	$13,673	$13,816	$13,074	$14,058
4/30/2018	$13,367	$13,792	$13,946	$13,140	$14,112
5/31/2018	$14,023	$14,629	$14,656	$13,768	$14,451
6/30/2018	$14,125	$14,734	$14,701	$13,849	$14,540
7/31/2018	$14,166	$14,990	$14,933	$14,089	$15,081
8/31/2018	$15,015	$15,637	$15,477	$14,586	$15,573
9/30/2018	$14,909	$15,260	$15,143	$14,258	$15,662
10/31/2018	$13,158	$13,603	$13,518	$12,839	$14,591
11/30/2018	$13,214	$13,819	$13,684	$13,021	$14,888
12/31/2018	$11,899	$12,178	$12,168	$11,522	$13,544
1/31/2019	$13,169	$13,548	$13,480	$12,771	$14,629
2/28/2019	$13,920	$14,252	$14,128	$13,368	$15,099
3/31/2019	$13,735	$13,954	$13,866	$13,078	$15,393
4/30/2019	$14,212	$14,428	$14,328	$13,598	$16,016
5/31/2019	$13,228	$13,306	$13,275	$12,524	$14,998
6/30/2019	$14,224	$14,246	$14,169	$13,396	$16,055
7/31/2019	$14,212	$14,328	$14,218	$13,493	$16,286
8/31/2019	$13,639	$13,621	$13,566	$12,853	$16,028
9/30/2019	$13,634	$13,904	$13,848	$13,239	$16,328
10/31/2019	$13,866	$14,270	$14,249	$13,492	$16,681
11/30/2019	$14,349	$14,858	$14,794	$13,936	$17,287
12/31/2019	$14,820	$15,286	$15,263	$14,309	$17,809
1/31/2020	$14,566	$14,796	$14,775	$13,795	$17,802
2/29/2020	$13,440	$13,550	$13,498	$12,465	$16,336
3/31/2020	$10,576	$10,606	$10,636	$9,603	$14,319
4/30/2020	$12,059	$12,063	$12,067	$10,894	$16,154
5/31/2020	$13,172	$12,848	$12,860	$11,486	$16,923
6/30/2020	$13,680	$13,302	$13,294	$11,761	$17,260
7/31/2020	$14,278	$13,670	$13,712	$12,159	$18,233
8/31/2020	$14,937	$14,441	$14,510	$12,684	$19,544
9/30/2020	$14,676	$13,958	$14,060	$12,193	$18,801
10/31/2020	$14,902	$14,251	$14,236	$12,497	$18,301
11/30/2020	$17,265	$16,877	$16,786	$14,566	$20,305
12/31/2020	$18,639	$18,337	$18,186	$15,702	$21,085
1/31/2021	$19,017	$19,260	$18,956	$16,120	$20,872
2/28/2021	$20,450	$20,460	$20,039	$17,546	$21,448
3/31/2021	$20,502	$20,666	$20,261	$18,206	$22,387
4/30/2021	$21,394	$21,100	$20,754	$18,833	$23,582
5/31/2021	$21,200	$21,143	$20,869	$19,087	$23,747
6/30/2021	$21,245	$21,553	$21,181	$18,961	$24,301
7/31/2021	$20,963	$20,775	$20,553	$18,642	$24,878
8/31/2021	$21,379	$21,239	$21,021	$19,004	$25,635
9/30/2021	$20,703	$20,613	$20,384	$18,523	$24,443
10/31/2021	$21,601	$21,490	$21,172	$19,318	$26,155
11/30/2021	$20,621	$20,594	$20,223	$18,735	$25,974
12/31/2021	$21,371	$21,055	$20,747	$19,617	$27,138
1/31/2022	$19,303	$19,028	$18,816	$18,336	$25,734
2/28/2022	$19,248	$19,231	$18,959	$18,541	$24,963
3/31/2022	$19,014	$19,470	$19,170	$18,584	$25,890
4/30/2022	$17,267	$17,540	$17,351	$17,171	$23,632
5/31/2022	$17,322	$17,567	$17,373	$17,419	$23,676
6/30/2022	$15,693	$16,122	$15,860	$15,869	$21,721
7/31/2022	$17,056	$17,805	$17,419	$17,349	$23,724
8/31/2022	$16,578	$17,441	$16,997	$16,762	$22,757
9/30/2022	$15,043	$15,769	$15,306	$15,186	$20,661
10/31/2022	$16,328	$17,506	$16,848	$16,918	$22,334
11/30/2022	$17,071	$17,914	$17,442	$17,649	$23,582
12/31/2022	$16,322	$16,752	$16,498	$16,679	$22,223
1/31/2023	$17,763	$18,384	$18,080	$18,216	$23,619
2/28/2023	$17,562	$18,074	$17,760	$17,987	$23,043
3/31/2023	$17,285	$17,210	$17,046	$17,139	$23,889
4/30/2023	$17,193	$16,901	$16,822	$16,807	$24,262
5/31/2023	$16,950	$16,745	$16,580	$16,439	$24,367
6/30/2023	$17,880	$18,106	$17,810	$17,825	$25,977
7/31/2023	$18,542	$19,213	$18,870	$18,732	$26,812
8/31/2023	$17,805	$18,252	$17,964	$18,069	$26,385
9/30/2023	$16,699	$17,178	$16,936	$17,136	$25,127
10/31/2023	$15,635	$16,006	$15,802	$16,141	$24,599
11/30/2023	$17,059	$17,455	$17,259	$17,448	$26,845
12/31/2023	$18,541	$19,588	$19,232	$19,265	$28,065
1/31/2024	$18,347	$18,826	$18,529	$18,746	$28,536
2/29/2024	$19,264	$19,890	$19,428	$19,556	$30,060
3/31/2024	$19,895	$20,602	$20,144	$20,387	$31,027
4/30/2024	$18,734	$19,152	$18,860	$19,166	$29,760
5/31/2024	$19,761	$20,113	$19,804	$20,049	$31,236
6/30/2024	$19,593	$19,927	$19,561	$19,698	$32,356
7/31/2024	$20,728	$21,952	$21,374	$21,399	$32,750
8/31/2024	$20,989	$21,624	$21,152	$21,215	$33,545
9/30/2024	$21,140	$21,775	$21,364	$21,321	$34,261
10/31/2024	$20,728	$21,460	$20,914	$20,958	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	32.58%	8.37%	7.56%
Russell 2000 Index	34.07%	8.50%	7.94%
S&P Developed Ex US Small 15% + Russell 2000 85%	32.35%	7.98%	7.66%
Lipper Small-Cap Core Category Funds Average	29.85%	9.21%	7.68%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 626,722,017
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$626,722,017
# of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.03%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.13%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.20%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.30%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.26%
Repurchase Agreements	0.08%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155670
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class R4
Trading Symbol	ALFKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$51	0.44%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 32.87%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 34.07% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to international small-cap stocks within its investments in the Lord Abbett International Opportunities Fund was a notable detractor from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,987	$9,884	$9,898	$9,846	$10,210
8/31/2015	$9,303	$9,263	$9,303	$9,322	$9,594
9/30/2015	$8,996	$8,808	$8,869	$8,925	$9,356
10/31/2015	$9,347	$9,304	$9,368	$9,424	$10,145
11/30/2015	$9,511	$9,607	$9,620	$9,637	$10,176
12/31/2015	$9,192	$9,125	$9,211	$9,148	$10,015
1/31/2016	$8,413	$8,322	$8,421	$8,479	$9,518
2/29/2016	$8,307	$8,322	$8,419	$8,544	$9,505
3/31/2016	$8,945	$8,986	$9,099	$9,204	$10,150
4/30/2016	$9,007	$9,127	$9,262	$9,312	$10,189
5/31/2016	$9,221	$9,333	$9,437	$9,469	$10,372
6/30/2016	$9,141	$9,327	$9,375	$9,427	$10,399
7/31/2016	$9,629	$9,884	$9,933	$9,899	$10,783
8/31/2016	$9,724	$10,059	$10,073	$10,033	$10,798
9/30/2016	$9,852	$10,171	$10,208	$10,085	$10,800
10/31/2016	$9,433	$9,687	$9,747	$9,710	$10,603
11/30/2016	$9,997	$10,767	$10,633	$10,717	$10,996
12/31/2016	$10,039	$11,069	$10,930	$11,032	$11,213
1/31/2017	$10,247	$11,113	$11,023	$11,071	$11,426
2/28/2017	$10,414	$11,327	$11,237	$11,241	$11,879
3/31/2017	$10,512	$11,342	$11,285	$11,237	$11,893
4/30/2017	$10,658	$11,466	$11,448	$11,438	$12,015
5/31/2017	$10,678	$11,233	$11,319	$11,230	$12,184
6/30/2017	$10,927	$11,621	$11,660	$11,509	$12,260
7/31/2017	$11,114	$11,708	$11,792	$11,599	$12,512
8/31/2017	$11,085	$11,559	$11,678	$11,408	$12,551
9/30/2017	$11,553	$12,280	$12,345	$12,072	$12,810
10/31/2017	$11,753	$12,385	$12,459	$12,213	$13,109
11/30/2017	$12,017	$12,742	$12,798	$12,544	$13,511
12/31/2017	$12,110	$12,690	$12,812	$12,520	$13,661
1/31/2018	$12,539	$13,022	$13,189	$12,822	$14,443
2/28/2018	$12,146	$12,518	$12,672	$12,274	$13,911
3/31/2018	$12,210	$12,680	$12,787	$12,383	$13,557
4/30/2018	$12,292	$12,789	$12,908	$12,445	$13,609
5/31/2018	$12,899	$13,566	$13,564	$13,040	$13,937
6/30/2018	$12,995	$13,663	$13,606	$13,116	$14,023
7/31/2018	$13,031	$13,901	$13,821	$13,344	$14,544
8/31/2018	$13,824	$14,500	$14,325	$13,815	$15,018
9/30/2018	$13,724	$14,151	$14,015	$13,504	$15,104
10/31/2018	$12,119	$12,614	$12,512	$12,160	$14,072
11/30/2018	$12,169	$12,815	$12,665	$12,332	$14,358
12/31/2018	$10,963	$11,293	$11,262	$10,913	$13,062
1/31/2019	$12,131	$12,563	$12,476	$12,095	$14,109
2/28/2019	$12,831	$13,216	$13,076	$12,661	$14,562
3/31/2019	$12,660	$12,940	$12,834	$12,386	$14,845
4/30/2019	$13,103	$13,379	$13,261	$12,878	$15,446
5/31/2019	$12,201	$12,339	$12,286	$11,862	$14,464
6/30/2019	$13,119	$13,211	$13,114	$12,687	$15,483
7/31/2019	$13,108	$13,287	$13,159	$12,779	$15,706
8/31/2019	$12,585	$12,631	$12,555	$12,174	$15,457
9/30/2019	$12,580	$12,894	$12,817	$12,539	$15,746
10/31/2019	$12,799	$13,233	$13,188	$12,778	$16,087
11/30/2019	$13,247	$13,778	$13,692	$13,199	$16,671
12/31/2019	$13,685	$14,175	$14,126	$13,552	$17,175
1/31/2020	$13,458	$13,720	$13,675	$13,066	$17,168
2/29/2020	$12,418	$12,565	$12,493	$11,806	$15,755
3/31/2020	$9,768	$9,835	$9,844	$9,095	$13,809
4/30/2020	$11,145	$11,186	$11,169	$10,318	$15,579
5/31/2020	$12,173	$11,914	$11,902	$10,879	$16,321
6/30/2020	$12,651	$12,335	$12,304	$11,139	$16,645
7/31/2020	$13,208	$12,677	$12,691	$11,516	$17,584
8/31/2020	$13,820	$13,391	$13,429	$12,013	$18,848
9/30/2020	$13,575	$12,944	$13,013	$11,548	$18,132
10/31/2020	$13,795	$13,215	$13,176	$11,836	$17,650
11/30/2020	$15,980	$15,651	$15,536	$13,796	$19,582
12/31/2020	$17,253	$17,005	$16,831	$14,872	$20,335
1/31/2021	$17,610	$17,860	$17,544	$15,267	$20,129
2/28/2021	$18,940	$18,973	$18,547	$16,618	$20,684
3/31/2021	$18,986	$19,164	$18,752	$17,243	$21,590
4/30/2021	$19,819	$19,566	$19,209	$17,836	$22,742
5/31/2021	$19,647	$19,607	$19,314	$18,077	$22,901
6/30/2021	$19,687	$19,987	$19,604	$17,958	$23,436
7/31/2021	$19,436	$19,265	$19,023	$17,656	$23,993
8/31/2021	$19,819	$19,696	$19,455	$17,999	$24,722
9/30/2021	$19,204	$19,115	$18,866	$17,543	$23,572
10/31/2021	$20,037	$19,928	$19,595	$18,296	$25,224
11/30/2021	$19,131	$19,098	$18,717	$17,744	$25,049
12/31/2021	$19,830	$19,524	$19,202	$18,579	$26,172
1/31/2022	$17,918	$17,645	$17,414	$17,366	$24,817
2/28/2022	$17,869	$17,833	$17,547	$17,561	$24,074
3/31/2022	$17,660	$18,055	$17,742	$17,601	$24,968
4/30/2022	$16,034	$16,266	$16,059	$16,263	$22,791
5/31/2022	$16,090	$16,290	$16,079	$16,497	$22,833
6/30/2022	$14,583	$14,951	$14,679	$15,029	$20,948
7/31/2022	$15,853	$16,511	$16,121	$16,431	$22,879
8/31/2022	$15,406	$16,173	$15,731	$15,875	$21,946
9/30/2022	$13,990	$14,624	$14,166	$14,382	$19,925
10/31/2022	$15,183	$16,233	$15,593	$16,023	$21,538
11/30/2022	$15,881	$16,613	$16,143	$16,715	$22,742
12/31/2022	$15,183	$15,534	$15,269	$15,797	$21,432
1/31/2023	$16,535	$17,048	$16,734	$17,252	$22,778
2/28/2023	$16,348	$16,760	$16,438	$17,035	$22,223
3/31/2023	$16,094	$15,960	$15,777	$16,232	$23,038
4/30/2023	$16,012	$15,673	$15,569	$15,918	$23,398
5/31/2023	$15,788	$15,528	$15,345	$15,569	$23,500
6/30/2023	$16,654	$16,790	$16,484	$16,882	$25,053
7/31/2023	$17,274	$17,817	$17,465	$17,741	$25,857
8/31/2023	$16,594	$16,926	$16,626	$17,113	$25,446
9/30/2023	$15,564	$15,929	$15,674	$16,230	$24,232
10/31/2023	$14,578	$14,843	$14,625	$15,287	$23,723
11/30/2023	$15,907	$16,186	$15,973	$16,525	$25,889
12/31/2023	$17,291	$18,164	$17,800	$18,245	$27,066
1/31/2024	$17,119	$17,458	$17,149	$17,754	$27,520
2/29/2024	$17,982	$18,445	$17,981	$18,521	$28,990
3/31/2024	$18,567	$19,105	$18,644	$19,309	$29,923
4/30/2024	$17,494	$17,760	$17,455	$18,152	$28,700
5/31/2024	$18,447	$18,651	$18,329	$18,989	$30,124
6/30/2024	$18,297	$18,479	$18,105	$18,656	$31,204
7/31/2024	$19,362	$20,356	$19,782	$20,267	$31,584
8/31/2024	$19,617	$20,052	$19,577	$20,093	$32,350
9/30/2024	$19,760	$20,192	$19,773	$20,193	$33,041
10/31/2024	$19,369	$19,901	$19,357	$19,850	$32,742

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	32.87%	8.64%	7.34%
Russell 2000 Index	34.07%	8.50%	7.65%
S&P Developed Ex US Small 15% + Russell 2000 85%	32.35%	7.98%	7.33%
Lipper Small-Cap Core Category Funds Average	29.85%	9.21%	7.62%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 626,722,017
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$626,722,017
# of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.03%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.13%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.20%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.30%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.26%
Repurchase Agreements	0.08%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155671
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class R5
Trading Symbol	ALFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$22	0.19%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.20%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 34.07% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to international small-cap stocks within its investments in the Lord Abbett International Opportunities Fund was a notable detractor from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,991	$9,884	$9,898	$9,846	$10,210
8/31/2015	$9,306	$9,263	$9,303	$9,322	$9,594
9/30/2015	$8,999	$8,808	$8,869	$8,925	$9,356
10/31/2015	$9,356	$9,304	$9,368	$9,424	$10,145
11/30/2015	$9,520	$9,607	$9,620	$9,637	$10,176
12/31/2015	$9,205	$9,125	$9,211	$9,148	$10,015
1/31/2016	$8,425	$8,322	$8,421	$8,479	$9,518
2/29/2016	$8,321	$8,322	$8,419	$8,544	$9,505
3/31/2016	$8,960	$8,986	$9,099	$9,204	$10,150
4/30/2016	$9,022	$9,127	$9,262	$9,312	$10,189
5/31/2016	$9,244	$9,333	$9,437	$9,469	$10,372
6/30/2016	$9,165	$9,327	$9,375	$9,427	$10,399
7/31/2016	$9,657	$9,884	$9,933	$9,899	$10,783
8/31/2016	$9,754	$10,059	$10,073	$10,033	$10,798
9/30/2016	$9,884	$10,171	$10,208	$10,085	$10,800
10/31/2016	$9,467	$9,687	$9,747	$9,710	$10,603
11/30/2016	$10,035	$10,767	$10,633	$10,717	$10,996
12/31/2016	$10,080	$11,069	$10,930	$11,032	$11,213
1/31/2017	$10,289	$11,113	$11,023	$11,071	$11,426
2/28/2017	$10,461	$11,327	$11,237	$11,241	$11,879
3/31/2017	$10,561	$11,342	$11,285	$11,237	$11,893
4/30/2017	$10,709	$11,466	$11,448	$11,438	$12,015
5/31/2017	$10,733	$11,233	$11,319	$11,230	$12,184
6/30/2017	$10,986	$11,621	$11,660	$11,509	$12,260
7/31/2017	$11,178	$11,708	$11,792	$11,599	$12,512
8/31/2017	$11,150	$11,559	$11,678	$11,408	$12,551
9/30/2017	$11,623	$12,280	$12,345	$12,072	$12,810
10/31/2017	$11,827	$12,385	$12,459	$12,213	$13,109
11/30/2017	$12,095	$12,742	$12,798	$12,544	$13,511
12/31/2017	$12,191	$12,690	$12,812	$12,520	$13,661
1/31/2018	$12,625	$13,022	$13,189	$12,822	$14,443
2/28/2018	$12,231	$12,518	$12,672	$12,274	$13,911
3/31/2018	$12,298	$12,680	$12,787	$12,383	$13,557
4/30/2018	$12,384	$12,789	$12,908	$12,445	$13,609
5/31/2018	$12,997	$13,566	$13,564	$13,040	$13,937
6/30/2018	$13,095	$13,663	$13,606	$13,116	$14,023
7/31/2018	$13,140	$13,901	$13,821	$13,344	$14,544
8/31/2018	$13,937	$14,500	$14,325	$13,815	$15,018
9/30/2018	$13,839	$14,151	$14,015	$13,504	$15,104
10/31/2018	$12,222	$12,614	$12,512	$12,160	$14,072
11/30/2018	$12,276	$12,815	$12,665	$12,332	$14,358
12/31/2018	$11,064	$11,293	$11,262	$10,913	$13,062
1/31/2019	$12,247	$12,563	$12,476	$12,095	$14,109
2/28/2019	$12,949	$13,216	$13,076	$12,661	$14,562
3/31/2019	$12,781	$12,940	$12,834	$12,386	$14,845
4/30/2019	$13,231	$13,379	$13,261	$12,878	$15,446
5/31/2019	$12,326	$12,339	$12,286	$11,862	$14,464
6/30/2019	$13,252	$13,211	$13,114	$12,687	$15,483
7/31/2019	$13,247	$13,287	$13,159	$12,779	$15,706
8/31/2019	$12,723	$12,631	$12,555	$12,174	$15,457
9/30/2019	$12,718	$12,894	$12,817	$12,539	$15,746
10/31/2019	$12,943	$13,233	$13,188	$12,778	$16,087
11/30/2019	$13,399	$13,778	$13,692	$13,199	$16,671
12/31/2019	$13,844	$14,175	$14,126	$13,552	$17,175
1/31/2020	$13,617	$13,720	$13,675	$13,066	$17,168
2/29/2020	$12,565	$12,565	$12,493	$11,806	$15,755
3/31/2020	$9,889	$9,835	$9,844	$9,095	$13,809
4/30/2020	$11,281	$11,186	$11,169	$10,318	$15,579
5/31/2020	$12,332	$11,914	$11,902	$10,879	$16,321
6/30/2020	$12,810	$12,335	$12,304	$11,139	$16,645
7/31/2020	$13,378	$12,677	$12,691	$11,516	$17,584
8/31/2020	$13,999	$13,391	$13,429	$12,013	$18,848
9/30/2020	$13,760	$12,944	$13,013	$11,548	$18,132
10/31/2020	$13,981	$13,215	$13,176	$11,836	$17,650
11/30/2020	$16,198	$15,651	$15,536	$13,796	$19,582
12/31/2020	$17,500	$17,005	$16,831	$14,872	$20,335
1/31/2021	$17,862	$17,860	$17,544	$15,267	$20,129
2/28/2021	$19,216	$18,973	$18,547	$16,618	$20,684
3/31/2021	$19,268	$19,164	$18,752	$17,243	$21,590
4/30/2021	$20,119	$19,566	$19,209	$17,836	$22,742
5/31/2021	$19,945	$19,607	$19,314	$18,077	$22,901
6/30/2021	$19,990	$19,987	$19,604	$17,958	$23,436
7/31/2021	$19,739	$19,265	$19,023	$17,656	$23,993
8/31/2021	$20,139	$19,696	$19,455	$17,999	$24,722
9/30/2021	$19,513	$19,115	$18,866	$17,543	$23,572
10/31/2021	$20,364	$19,928	$19,595	$18,296	$25,224
11/30/2021	$19,448	$19,098	$18,717	$17,744	$25,049
12/31/2021	$20,167	$19,524	$19,202	$18,579	$26,172
1/31/2022	$18,227	$17,645	$17,414	$17,366	$24,817
2/28/2022	$18,179	$17,833	$17,547	$17,561	$24,074
3/31/2022	$17,961	$18,055	$17,742	$17,601	$24,968
4/30/2022	$16,320	$16,266	$16,059	$16,263	$22,791
5/31/2022	$16,375	$16,290	$16,079	$16,497	$22,833
6/30/2022	$14,850	$14,951	$14,679	$15,029	$20,948
7/31/2022	$16,143	$16,511	$16,121	$16,431	$22,879
8/31/2022	$15,694	$16,173	$15,731	$15,875	$21,946
9/30/2022	$14,250	$14,624	$14,166	$14,382	$19,925
10/31/2022	$15,469	$16,233	$15,593	$16,023	$21,538
11/30/2022	$16,184	$16,613	$16,143	$16,715	$22,742
12/31/2022	$15,480	$15,534	$15,269	$15,797	$21,432
1/31/2023	$16,857	$17,048	$16,734	$17,252	$22,778
2/28/2023	$16,668	$16,760	$16,438	$17,035	$22,223
3/31/2023	$16,413	$15,960	$15,777	$16,232	$23,038
4/30/2023	$16,333	$15,673	$15,569	$15,918	$23,398
5/31/2023	$16,107	$15,528	$15,345	$15,569	$23,500
6/30/2023	$16,996	$16,790	$16,484	$16,882	$25,053
7/31/2023	$17,637	$17,817	$17,465	$17,741	$25,857
8/31/2023	$16,945	$16,926	$16,626	$17,113	$25,446
9/30/2023	$15,888	$15,929	$15,674	$16,230	$24,232
10/31/2023	$14,890	$14,843	$14,625	$15,287	$23,723
11/30/2023	$16,253	$16,186	$15,973	$16,525	$25,889
12/31/2023	$17,671	$18,164	$17,800	$18,245	$27,066
1/31/2024	$17,495	$17,458	$17,149	$17,754	$27,520
2/29/2024	$18,375	$18,445	$17,981	$18,521	$28,990
3/31/2024	$18,984	$19,105	$18,644	$19,309	$29,923
4/30/2024	$17,891	$17,760	$17,455	$18,152	$28,700
5/31/2024	$18,866	$18,651	$18,329	$18,989	$30,124
6/30/2024	$18,720	$18,479	$18,105	$18,656	$31,204
7/31/2024	$19,805	$20,356	$19,782	$20,267	$31,584
8/31/2024	$20,077	$20,052	$19,577	$20,093	$32,350
9/30/2024	$20,223	$20,192	$19,773	$20,193	$33,041
10/31/2024	$19,835	$19,901	$19,357	$19,850	$32,742

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	33.20%	8.91%	7.61%
Russell 2000 Index	34.07%	8.50%	7.65%
S&P Developed Ex US Small 15% + Russell 2000 85%	32.35%	7.98%	7.33%
Lipper Small-Cap Core Category Funds Average	29.85%	9.21%	7.62%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 626,722,017
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$626,722,017
# of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.03%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.13%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.20%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.30%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.26%
Repurchase Agreements	0.08%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155672
Shareholder Report [Line Items]
Fund Name	Lord Abbett Alpha Strategy Fund
Class Name	Class R6
Trading Symbol	ALFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Alpha Strategy Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$12	0.10%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.37%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 34.07% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: The Fund’s allocation to domestic micro- and small-cap growth stocks within its investments in the Lord Abbett Micro Cap Growth Fund and the Lord Abbett Developing Growth Fund was a notable contributor to relative performance over the period.

Top detractors from performance: The Fund’s allocation to international small-cap stocks within its investments in the Lord Abbett International Opportunities Fund was a notable detractor from relative performance over the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 2000 Index	S&P Developed Ex US Small 15% + Russell 2000 85%	Lipper Small-Cap Core Category Funds Average	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,991	$9,884	$9,898	$9,846	$10,210
8/31/2015	$9,306	$9,263	$9,303	$9,322	$9,594
9/30/2015	$9,002	$8,808	$8,869	$8,925	$9,356
10/31/2015	$9,356	$9,304	$9,368	$9,424	$10,145
11/30/2015	$9,520	$9,607	$9,620	$9,637	$10,176
12/31/2015	$9,206	$9,125	$9,211	$9,148	$10,015
1/31/2016	$8,423	$8,322	$8,421	$8,479	$9,518
2/29/2016	$8,322	$8,322	$8,419	$8,544	$9,505
3/31/2016	$8,962	$8,986	$9,099	$9,204	$10,150
4/30/2016	$9,023	$9,127	$9,262	$9,312	$10,189
5/31/2016	$9,242	$9,333	$9,437	$9,469	$10,372
6/30/2016	$9,163	$9,327	$9,375	$9,427	$10,399
7/31/2016	$9,656	$9,884	$9,933	$9,899	$10,783
8/31/2016	$9,753	$10,059	$10,073	$10,033	$10,798
9/30/2016	$9,882	$10,171	$10,208	$10,085	$10,800
10/31/2016	$9,465	$9,687	$9,747	$9,710	$10,603
11/30/2016	$10,033	$10,767	$10,633	$10,717	$10,996
12/31/2016	$10,078	$11,069	$10,930	$11,032	$11,213
1/31/2017	$10,287	$11,113	$11,023	$11,071	$11,426
2/28/2017	$10,459	$11,327	$11,237	$11,241	$11,879
3/31/2017	$10,559	$11,342	$11,285	$11,237	$11,893
4/30/2017	$10,708	$11,466	$11,448	$11,438	$12,015
5/31/2017	$10,732	$11,233	$11,319	$11,230	$12,184
6/30/2017	$10,988	$11,621	$11,660	$11,509	$12,260
7/31/2017	$11,181	$11,708	$11,792	$11,599	$12,512
8/31/2017	$11,152	$11,559	$11,678	$11,408	$12,551
9/30/2017	$11,625	$12,280	$12,345	$12,072	$12,810
10/31/2017	$11,830	$12,385	$12,459	$12,213	$13,109
11/30/2017	$12,102	$12,742	$12,798	$12,544	$13,511
12/31/2017	$12,198	$12,690	$12,812	$12,520	$13,661
1/31/2018	$12,632	$13,022	$13,189	$12,822	$14,443
2/28/2018	$12,243	$12,518	$12,672	$12,274	$13,911
3/31/2018	$12,310	$12,680	$12,787	$12,383	$13,557
4/30/2018	$12,395	$12,789	$12,908	$12,445	$13,609
5/31/2018	$13,008	$13,566	$13,564	$13,040	$13,937
6/30/2018	$13,111	$13,663	$13,606	$13,116	$14,023
7/31/2018	$13,152	$13,901	$13,821	$13,344	$14,544
8/31/2018	$13,953	$14,500	$14,325	$13,815	$15,018
9/30/2018	$13,855	$14,151	$14,015	$13,504	$15,104
10/31/2018	$12,238	$12,614	$12,512	$12,160	$14,072
11/30/2018	$12,292	$12,815	$12,665	$12,332	$14,358
12/31/2018	$11,081	$11,293	$11,262	$10,913	$13,062
1/31/2019	$12,264	$12,563	$12,476	$12,095	$14,109
2/28/2019	$12,970	$13,216	$13,076	$12,661	$14,562
3/31/2019	$12,803	$12,940	$12,834	$12,386	$14,845
4/30/2019	$13,258	$13,379	$13,261	$12,878	$15,446
5/31/2019	$12,347	$12,339	$12,286	$11,862	$14,464
6/30/2019	$13,279	$13,211	$13,114	$12,687	$15,483
7/31/2019	$13,274	$13,287	$13,159	$12,779	$15,706
8/31/2019	$12,751	$12,631	$12,555	$12,174	$15,457
9/30/2019	$12,745	$12,894	$12,817	$12,539	$15,746
10/31/2019	$12,970	$13,233	$13,188	$12,778	$16,087
11/30/2019	$13,426	$13,778	$13,692	$13,199	$16,671
12/31/2019	$13,876	$14,175	$14,126	$13,552	$17,175
1/31/2020	$13,649	$13,720	$13,675	$13,066	$17,168
2/29/2020	$12,598	$12,565	$12,493	$11,806	$15,755
3/31/2020	$9,916	$9,835	$9,844	$9,095	$13,809
4/30/2020	$11,314	$11,186	$11,169	$10,318	$15,579
5/31/2020	$12,365	$11,914	$11,902	$10,879	$16,321
6/30/2020	$12,849	$12,335	$12,304	$11,139	$16,645
7/31/2020	$13,416	$12,677	$12,691	$11,516	$17,584
8/31/2020	$14,044	$13,391	$13,429	$12,013	$18,848
9/30/2020	$13,805	$12,944	$13,013	$11,548	$18,132
10/31/2020	$14,026	$13,215	$13,176	$11,836	$17,650
11/30/2020	$16,254	$15,651	$15,536	$13,796	$19,582
12/31/2020	$17,559	$17,005	$16,831	$14,872	$20,335
1/31/2021	$17,920	$17,860	$17,544	$15,267	$20,129
2/28/2021	$19,280	$18,973	$18,547	$16,618	$20,684
3/31/2021	$19,338	$19,164	$18,752	$17,243	$21,590
4/30/2021	$20,190	$19,566	$19,209	$17,836	$22,742
5/31/2021	$20,016	$19,607	$19,314	$18,077	$22,901
6/30/2021	$20,067	$19,987	$19,604	$17,958	$23,436
7/31/2021	$19,809	$19,265	$19,023	$17,656	$23,993
8/31/2021	$20,215	$19,696	$19,455	$17,999	$24,722
9/30/2021	$19,590	$19,115	$18,866	$17,543	$23,572
10/31/2021	$20,448	$19,928	$19,595	$18,296	$25,224
11/30/2021	$19,525	$19,098	$18,717	$17,744	$25,049
12/31/2021	$20,250	$19,524	$19,202	$18,579	$26,172
1/31/2022	$18,303	$17,645	$17,414	$17,366	$24,817
2/28/2022	$18,255	$17,833	$17,547	$17,561	$24,074
3/31/2022	$18,044	$18,055	$17,742	$17,601	$24,968
4/30/2022	$16,390	$16,266	$16,059	$16,263	$22,791
5/31/2022	$16,452	$16,290	$16,079	$16,497	$22,833
6/30/2022	$14,913	$14,951	$14,679	$15,029	$20,948
7/31/2022	$16,220	$16,511	$16,121	$16,431	$22,879
8/31/2022	$15,764	$16,173	$15,731	$15,875	$21,946
9/30/2022	$14,321	$14,624	$14,166	$14,382	$19,925
10/31/2022	$15,546	$16,233	$15,593	$16,023	$21,538
11/30/2022	$16,261	$16,613	$16,143	$16,715	$22,742
12/31/2022	$15,555	$15,534	$15,269	$15,797	$21,432
1/31/2023	$16,939	$17,048	$16,734	$17,252	$22,778
2/28/2023	$16,757	$16,760	$16,438	$17,035	$22,223
3/31/2023	$16,495	$15,960	$15,777	$16,232	$23,038
4/30/2023	$16,422	$15,673	$15,569	$15,918	$23,398
5/31/2023	$16,196	$15,528	$15,345	$15,569	$23,500
6/30/2023	$17,092	$16,790	$16,484	$16,882	$25,053
7/31/2023	$17,733	$17,817	$17,465	$17,741	$25,857
8/31/2023	$17,041	$16,926	$16,626	$17,113	$25,446
9/30/2023	$15,985	$15,929	$15,674	$16,230	$24,232
10/31/2023	$14,973	$14,843	$14,625	$15,287	$23,723
11/30/2023	$16,349	$16,186	$15,973	$16,525	$25,889
12/31/2023	$17,777	$18,164	$17,800	$18,245	$27,066
1/31/2024	$17,593	$17,458	$17,149	$17,754	$27,520
2/29/2024	$18,488	$18,445	$17,981	$18,521	$28,990
3/31/2024	$19,104	$19,105	$18,644	$19,309	$29,923
4/30/2024	$17,997	$17,760	$17,455	$18,152	$28,700
5/31/2024	$18,987	$18,651	$18,329	$18,989	$30,124
6/30/2024	$18,840	$18,479	$18,105	$18,656	$31,204
7/31/2024	$19,933	$20,356	$19,782	$20,267	$31,584
8/31/2024	$20,204	$20,052	$19,577	$20,093	$32,350
9/30/2024	$20,358	$20,192	$19,773	$20,193	$33,041
10/31/2024	$19,970	$19,901	$19,357	$19,850	$32,742

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	33.37%	9.01%	7.69%
Russell 2000 Index	34.07%	8.50%	7.65%
S&P Developed Ex US Small 15% + Russell 2000 85%	32.35%	7.98%	7.33%
Lipper Small-Cap Core Category Funds Average	29.85%	9.21%	7.62%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 626,722,017
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$626,722,017
# of Portfolio Holdings	7
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Lord Abbett Developing Growth Fund, Inc. - Class I	20.03%
Lord Abbett Research Fund, Inc. - Small Cap Value Fund - Class I	20.13%
Lord Abbett Securities Trust - Focused Small Cap Value Fund - Class I	10.00%
Lord Abbett Securities Trust - International Opportunities Fund - Class I	19.20%
Lord Abbett Securities Trust - Micro Cap Growth Fund - Class I	10.30%
Lord Abbett Securities Trust - Value Opportunities Fund - Class I	20.26%
Repurchase Agreements	0.08%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019537
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class A
Trading Symbol	LFVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.28%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.15%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 31.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Mirion Technologies, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Turning Point Brands Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to WNS (Holdings) Limited.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
10/31/2014	$9,424	$10,000	$10,000	$10,000
11/30/2014	$9,043	$9,954	$10,009	$10,269
12/31/2014	$9,278	$10,225	$10,294	$10,243
1/31/2015	$8,759	$9,800	$9,963	$9,936
2/28/2015	$9,331	$10,255	$10,555	$10,507
3/31/2015	$9,631	$10,428	$10,738	$10,340
4/30/2015	$9,257	$10,205	$10,465	$10,440
5/31/2015	$9,436	$10,290	$10,703	$10,574
6/30/2015	$9,557	$10,303	$10,784	$10,369
7/31/2015	$9,544	$10,019	$10,658	$10,586
8/31/2015	$9,047	$9,527	$9,989	$9,948
9/30/2015	$9,149	$9,197	$9,498	$9,702
10/31/2015	$9,686	$9,712	$10,034	$10,520
11/30/2015	$9,778	$9,988	$10,360	$10,551
12/31/2015	$9,468	$9,462	$9,840	$10,385
1/31/2016	$8,872	$8,826	$8,975	$9,869
2/29/2016	$8,888	$8,886	$8,974	$9,856
3/31/2016	$9,566	$9,623	$9,690	$10,525
4/30/2016	$9,711	$9,827	$9,842	$10,566
5/31/2016	$10,063	$10,007	$10,064	$10,755
6/30/2016	$10,291	$10,037	$10,058	$10,783
7/31/2016	$10,677	$10,579	$10,658	$11,181
8/31/2016	$10,883	$10,842	$10,847	$11,196
9/30/2016	$10,997	$10,927	$10,968	$11,199
10/31/2016	$10,655	$10,568	$10,446	$10,994
11/30/2016	$12,006	$11,971	$11,611	$11,401
12/31/2016	$12,375	$12,465	$11,936	$11,627
1/31/2017	$12,379	$12,376	$11,984	$11,847
2/28/2017	$12,348	$12,555	$12,215	$12,318
3/31/2017	$12,281	$12,449	$12,231	$12,332
4/30/2017	$12,473	$12,498	$12,365	$12,459
5/31/2017	$12,081	$12,109	$12,113	$12,634
6/30/2017	$12,488	$12,532	$12,532	$12,713
7/31/2017	$12,552	$12,612	$12,625	$12,974
8/31/2017	$12,269	$12,302	$12,465	$13,014
9/30/2017	$13,026	$13,173	$13,243	$13,283
10/31/2017	$13,147	$13,190	$13,355	$13,593
11/30/2017	$13,619	$13,572	$13,740	$14,009
12/31/2017	$13,302	$13,442	$13,685	$14,165
1/31/2018	$13,696	$13,608	$14,043	$14,976
2/28/2018	$13,297	$12,927	$13,499	$14,424
3/31/2018	$13,360	$13,087	$13,673	$14,058
4/30/2018	$13,551	$13,314	$13,792	$14,112
5/31/2018	$14,236	$14,089	$14,629	$14,451
6/30/2018	$14,503	$14,174	$14,734	$14,540
7/31/2018	$14,458	$14,424	$14,990	$15,081
8/31/2018	$15,134	$14,768	$15,637	$15,573
9/30/2018	$14,757	$14,401	$15,260	$15,662
10/31/2018	$13,161	$13,112	$13,603	$14,591
11/30/2018	$13,408	$13,323	$13,819	$14,888
12/31/2018	$12,067	$11,713	$12,178	$13,544
1/31/2019	$13,137	$12,994	$13,548	$14,629
2/28/2019	$13,935	$13,499	$14,252	$15,099
3/31/2019	$13,456	$13,110	$13,954	$15,393
4/30/2019	$14,339	$13,606	$14,428	$16,016
5/31/2019	$12,668	$12,494	$13,306	$14,998
6/30/2019	$13,690	$13,290	$14,246	$16,055
7/31/2019	$13,642	$13,311	$14,328	$16,286
8/31/2019	$12,535	$12,569	$13,621	$16,028
9/30/2019	$13,227	$13,214	$13,904	$16,328
10/31/2019	$13,381	$13,534	$14,270	$16,681
11/30/2019	$13,977	$13,851	$14,858	$17,287
12/31/2019	$14,547	$14,336	$15,286	$17,809
1/31/2020	$13,838	$13,563	$14,796	$17,802
2/29/2020	$12,407	$12,245	$13,550	$16,336
3/31/2020	$8,394	$9,224	$10,606	$14,319
4/30/2020	$9,578	$10,361	$12,063	$16,154
5/31/2020	$10,546	$10,659	$12,848	$16,923
6/30/2020	$11,274	$10,967	$13,302	$17,260
7/31/2020	$11,464	$11,194	$13,670	$18,233
8/31/2020	$12,104	$11,797	$14,441	$19,544
9/30/2020	$11,363	$11,248	$13,958	$18,801
10/31/2020	$11,882	$11,650	$14,251	$18,301
11/30/2020	$14,546	$13,899	$16,877	$20,305
12/31/2020	$15,744	$15,000	$18,337	$21,085
1/31/2021	$16,101	$15,789	$19,260	$20,872
2/28/2021	$18,173	$17,273	$20,460	$21,448
3/31/2021	$18,772	$18,175	$20,666	$22,387
4/30/2021	$19,543	$18,543	$21,100	$23,582
5/31/2021	$19,983	$19,120	$21,143	$23,747
6/30/2021	$19,480	$19,004	$21,553	$24,301
7/31/2021	$18,791	$18,324	$20,775	$24,878
8/31/2021	$18,938	$18,815	$21,239	$25,635
9/30/2021	$18,836	$18,438	$20,613	$24,443
10/31/2021	$19,518	$19,141	$21,490	$26,155
11/30/2021	$18,895	$18,487	$20,594	$25,974
12/31/2021	$20,022	$19,241	$21,055	$27,138
1/31/2022	$19,143	$18,119	$19,028	$25,734
2/28/2022	$19,335	$18,419	$19,231	$24,963
3/31/2022	$19,002	$18,779	$19,470	$25,890
4/30/2022	$17,450	$17,322	$17,540	$23,632
5/31/2022	$17,918	$17,654	$17,567	$23,676
6/30/2022	$15,856	$15,910	$16,122	$21,721
7/31/2022	$17,337	$17,451	$17,805	$23,724
8/31/2022	$16,791	$16,899	$17,441	$22,757
9/30/2022	$15,126	$15,177	$15,769	$20,661
10/31/2022	$16,983	$17,087	$17,506	$22,334
11/30/2022	$17,823	$17,609	$17,914	$23,582
12/31/2022	$16,961	$16,454	$16,752	$22,223
1/31/2023	$18,685	$18,024	$18,384	$23,619
2/28/2023	$18,368	$17,609	$18,074	$23,043
3/31/2023	$17,359	$16,346	$17,210	$23,889
4/30/2023	$17,197	$15,938	$16,901	$24,262
5/31/2023	$16,652	$15,625	$16,745	$24,367
6/30/2023	$18,058	$16,866	$18,106	$25,977
7/31/2023	$18,964	$18,139	$19,213	$26,812
8/31/2023	$18,287	$17,266	$18,252	$26,385
9/30/2023	$17,322	$16,367	$17,178	$25,127
10/31/2023	$16,151	$15,391	$16,006	$24,599
11/30/2023	$17,457	$16,776	$17,455	$26,845
12/31/2023	$19,262	$18,864	$19,588	$28,065
1/31/2024	$18,835	$18,007	$18,826	$28,536
2/29/2024	$19,350	$18,596	$19,890	$30,060
3/31/2024	$19,895	$19,411	$20,602	$31,027
4/30/2024	$18,562	$18,174	$19,152	$29,760
5/31/2024	$19,873	$19,024	$20,113	$31,236
6/30/2024	$19,527	$18,704	$19,927	$32,356
7/31/2024	$21,361	$20,983	$21,952	$32,750
8/31/2024	$21,148	$20,589	$21,624	$33,545
9/30/2024	$20,934	$20,602	$21,775	$34,261
10/31/2024	$20,536	$20,280	$21,460	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	27.15%	8.94%	8.10%
Class A with sales charge	19.83%	7.66%	7.46%
Russell 2000 Value Index	31.77%	8.42%	7.33%
Russell 2000 Index	34.07%	8.50%	7.94%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 100,278,051
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 789,142
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$100,278,051
# of Portfolio Holdings	48
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$789,142

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.24%
Consumer Discretionary	7.94%
Consumer Staples	2.74%
Energy	8.24%
Financials	29.35%
Health Care	6.82%
Industrials	15.33%
Information Technology	16.11%
Materials	6.57%
Real Estate	4.11%
Repurchase Agreements	0.55%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000212762
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class C
Trading Symbol	LFVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$230	2.03%

Expenses Paid, Amount	$ 230
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 26.24%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 31.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Mirion Technologies, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Turning Point Brands Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to WNS (Holdings) Limited.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
6/28/2019	$10,000	$10,000	$10,000	$10,000
7/31/2019	$9,960	$10,016	$10,058	$10,144
8/31/2019	$9,146	$9,457	$9,561	$9,983
9/30/2019	$9,646	$9,943	$9,760	$10,170
10/31/2019	$9,752	$10,184	$10,017	$10,390
11/30/2019	$10,178	$10,422	$10,429	$10,767
12/31/2019	$10,586	$10,787	$10,730	$11,092
1/31/2020	$10,067	$10,205	$10,386	$11,088
2/29/2020	$9,023	$9,213	$9,512	$10,175
3/31/2020	$6,103	$6,940	$7,445	$8,918
4/30/2020	$6,944	$7,796	$8,468	$10,062
5/31/2020	$7,644	$8,020	$9,019	$10,541
6/30/2020	$8,164	$8,252	$9,337	$10,751
7/31/2020	$8,301	$8,423	$9,596	$11,357
8/31/2020	$8,752	$8,876	$10,137	$12,173
9/30/2020	$8,211	$8,463	$9,798	$11,710
10/31/2020	$8,581	$8,766	$10,003	$11,399
11/30/2020	$10,505	$10,458	$11,847	$12,647
12/31/2020	$11,359	$11,287	$12,872	$13,133
1/31/2021	$11,614	$11,881	$13,520	$13,000
2/28/2021	$13,098	$12,997	$14,362	$13,359
3/31/2021	$13,525	$13,676	$14,506	$13,944
4/30/2021	$14,069	$13,953	$14,811	$14,688
5/31/2021	$14,379	$14,387	$14,842	$14,791
6/30/2021	$14,004	$14,300	$15,129	$15,136
7/31/2021	$13,503	$13,788	$14,583	$15,496
8/31/2021	$13,598	$14,157	$14,909	$15,967
9/30/2021	$13,516	$13,873	$14,469	$15,224
10/31/2021	$13,995	$14,402	$15,085	$16,291
11/30/2021	$13,544	$13,910	$14,456	$16,178
12/31/2021	$14,344	$14,478	$14,779	$16,903
1/31/2022	$13,701	$13,633	$13,356	$16,028
2/28/2022	$13,834	$13,859	$13,499	$15,548
3/31/2022	$13,587	$14,130	$13,667	$16,126
4/30/2022	$12,467	$13,034	$12,313	$14,719
5/31/2022	$12,795	$13,284	$12,331	$14,747
6/30/2022	$11,318	$11,972	$11,317	$13,529
7/31/2022	$12,367	$13,131	$12,498	$14,777
8/31/2022	$11,966	$12,715	$12,243	$14,174
9/30/2022	$10,775	$11,420	$11,069	$12,869
10/31/2022	$12,090	$12,857	$12,288	$13,911
11/30/2022	$12,678	$13,250	$12,575	$14,688
12/31/2022	$12,058	$12,381	$11,759	$13,842
1/31/2023	$13,279	$13,562	$12,905	$14,711
2/28/2023	$13,043	$13,250	$12,687	$14,352
3/31/2023	$12,314	$12,299	$12,081	$14,879
4/30/2023	$12,196	$11,993	$11,864	$15,112
5/31/2023	$11,802	$11,757	$11,754	$15,177
6/30/2023	$12,792	$12,691	$12,710	$16,180
7/31/2023	$13,427	$13,648	$13,487	$16,700
8/31/2023	$12,934	$12,992	$12,812	$16,434
9/30/2023	$12,245	$12,315	$12,058	$15,651
10/31/2023	$11,408	$11,581	$11,236	$15,321
11/30/2023	$12,324	$12,623	$12,253	$16,721
12/31/2023	$13,589	$14,194	$13,750	$17,480
1/31/2024	$13,279	$13,549	$13,215	$17,774
2/29/2024	$13,638	$13,993	$13,962	$18,723
3/31/2024	$14,013	$14,606	$14,462	$19,326
4/30/2024	$13,067	$13,675	$13,444	$18,536
5/31/2024	$13,978	$14,315	$14,118	$19,455
6/30/2024	$13,727	$14,073	$13,988	$20,153
7/31/2024	$15,007	$15,789	$15,409	$20,399
8/31/2024	$14,845	$15,492	$15,179	$20,894
9/30/2024	$14,687	$15,502	$15,285	$21,340
10/31/2024	$14,402	$15,260	$15,064	$21,146

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/28/19
Class C at NAV	26.24%	8.11%	7.07%
Class C with sales charge	25.24%	8.11%	7.07%
Russell 2000 Value Index	31.77%	8.42%	8.23%
Russell 2000 Index	34.07%	8.50%	7.97%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.05%

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 100,278,051
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 789,142
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$100,278,051
# of Portfolio Holdings	48
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$789,142

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.24%
Consumer Discretionary	7.94%
Consumer Staples	2.74%
Energy	8.24%
Financials	29.35%
Health Care	6.82%
Industrials	15.33%
Information Technology	16.11%
Materials	6.57%
Real Estate	4.11%
Repurchase Agreements	0.55%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000212765
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class F
Trading Symbol	LFSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$117	1.03%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.51%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 31.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Mirion Technologies, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Turning Point Brands Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to WNS (Holdings) Limited.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
6/28/2019	$10,000	$10,000	$10,000	$10,000
7/31/2019	$9,967	$10,016	$10,058	$10,144
8/31/2019	$9,164	$9,457	$9,561	$9,983
9/30/2019	$9,668	$9,943	$9,760	$10,170
10/31/2019	$9,785	$10,184	$10,017	$10,390
11/30/2019	$10,219	$10,422	$10,429	$10,767
12/31/2019	$10,640	$10,787	$10,730	$11,092
1/31/2020	$10,124	$10,205	$10,386	$11,088
2/29/2020	$9,082	$9,213	$9,512	$10,175
3/31/2020	$6,146	$6,940	$7,445	$8,918
4/30/2020	$7,009	$7,796	$8,468	$10,062
5/31/2020	$7,725	$8,020	$9,019	$10,541
6/30/2020	$8,258	$8,252	$9,337	$10,751
7/31/2020	$8,403	$8,423	$9,596	$11,357
8/31/2020	$8,871	$8,876	$10,137	$12,173
9/30/2020	$8,326	$8,463	$9,798	$11,710
10/31/2020	$8,708	$8,766	$10,003	$11,399
11/30/2020	$10,671	$10,458	$11,847	$12,647
12/31/2020	$11,551	$11,287	$12,872	$13,133
1/31/2021	$11,815	$11,881	$13,520	$13,000
2/28/2021	$13,336	$12,997	$14,362	$13,359
3/31/2021	$13,782	$13,676	$14,506	$13,944
4/30/2021	$14,350	$13,953	$14,811	$14,688
5/31/2021	$14,674	$14,387	$14,842	$14,791
6/30/2021	$14,306	$14,300	$15,129	$15,136
7/31/2021	$13,804	$13,788	$14,583	$15,496
8/31/2021	$13,916	$14,157	$14,909	$15,967
9/30/2021	$13,843	$13,873	$14,469	$15,224
10/31/2021	$14,345	$14,402	$15,085	$16,291
11/30/2021	$13,896	$13,910	$14,456	$16,178
12/31/2021	$14,728	$14,478	$14,779	$16,903
1/31/2022	$14,078	$13,633	$13,356	$16,028
2/28/2022	$14,226	$13,859	$13,499	$15,548
3/31/2022	$13,982	$14,130	$13,667	$16,126
4/30/2022	$12,844	$13,034	$12,313	$14,719
5/31/2022	$13,188	$13,284	$12,331	$14,747
6/30/2022	$11,677	$11,972	$11,317	$13,529
7/31/2022	$12,767	$13,131	$12,498	$14,777
8/31/2022	$12,366	$12,715	$12,243	$14,174
9/30/2022	$11,142	$11,420	$11,069	$12,869
10/31/2022	$12,514	$12,857	$12,288	$13,911
11/30/2022	$13,138	$13,250	$12,575	$14,688
12/31/2022	$12,504	$12,381	$11,759	$13,842
1/31/2023	$13,778	$13,562	$12,905	$14,711
2/28/2023	$13,550	$13,250	$12,687	$14,352
3/31/2023	$12,801	$12,299	$12,081	$14,879
4/30/2023	$12,692	$11,993	$11,864	$15,112
5/31/2023	$12,285	$11,757	$11,754	$15,177
6/30/2023	$13,332	$12,691	$12,710	$16,180
7/31/2023	$14,006	$13,648	$13,487	$16,700
8/31/2023	$13,500	$12,992	$12,812	$16,434
9/30/2023	$12,791	$12,315	$12,058	$15,651
10/31/2023	$11,929	$11,581	$11,236	$15,321
11/30/2023	$12,900	$12,623	$12,253	$16,721
12/31/2023	$14,234	$14,194	$13,750	$17,480
1/31/2024	$13,922	$13,549	$13,215	$17,774
2/29/2024	$14,308	$13,993	$13,962	$18,723
3/31/2024	$14,710	$14,606	$14,462	$19,326
4/30/2024	$13,728	$13,675	$13,444	$18,536
5/31/2024	$14,705	$14,315	$14,118	$19,455
6/30/2024	$14,447	$14,073	$13,988	$20,153
7/31/2024	$15,810	$15,789	$15,409	$20,399
8/31/2024	$15,652	$15,492	$15,179	$20,894
9/30/2024	$15,498	$15,502	$15,285	$21,340
10/31/2024	$15,211	$15,260	$15,064	$21,146

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/28/19
Class F at NAV	27.51%	9.22%	8.17%
Russell 2000 Value Index	31.77%	8.42%	8.23%
Russell 2000 Index	34.07%	8.50%	7.97%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.05%

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 100,278,051
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 789,142
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$100,278,051
# of Portfolio Holdings	48
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$789,142

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.24%
Consumer Discretionary	7.94%
Consumer Staples	2.74%
Energy	8.24%
Financials	29.35%
Health Care	6.82%
Industrials	15.33%
Information Technology	16.11%
Materials	6.57%
Real Estate	4.11%
Repurchase Agreements	0.55%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000212764
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class F3
Trading Symbol	LMVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$111	0.98%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.54%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 31.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Mirion Technologies, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Turning Point Brands Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to WNS (Holdings) Limited.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
6/28/2019	$10,000	$10,000	$10,000	$10,000
7/31/2019	$9,967	$10,016	$10,058	$10,144
8/31/2019	$9,164	$9,457	$9,561	$9,983
9/30/2019	$9,671	$9,943	$9,760	$10,170
10/31/2019	$9,785	$10,184	$10,017	$10,390
11/30/2019	$10,223	$10,422	$10,429	$10,767
12/31/2019	$10,643	$10,787	$10,730	$11,092
1/31/2020	$10,128	$10,205	$10,386	$11,088
2/29/2020	$9,085	$9,213	$9,512	$10,175
3/31/2020	$6,150	$6,940	$7,445	$8,918
4/30/2020	$7,017	$7,796	$8,468	$10,062
5/31/2020	$7,729	$8,020	$9,019	$10,541
6/30/2020	$8,266	$8,252	$9,337	$10,751
7/31/2020	$8,407	$8,423	$9,596	$11,357
8/31/2020	$8,879	$8,876	$10,137	$12,173
9/30/2020	$8,334	$8,463	$9,798	$11,710
10/31/2020	$8,720	$8,766	$10,003	$11,399
11/30/2020	$10,681	$10,458	$11,847	$12,647
12/31/2020	$11,561	$11,287	$12,872	$13,133
1/31/2021	$11,825	$11,881	$13,520	$13,000
2/28/2021	$13,350	$12,997	$14,362	$13,359
3/31/2021	$13,797	$13,676	$14,506	$13,944
4/30/2021	$14,364	$13,953	$14,811	$14,688
5/31/2021	$14,689	$14,387	$14,842	$14,791
6/30/2021	$14,321	$14,300	$15,129	$15,136
7/31/2021	$13,818	$13,788	$14,583	$15,496
8/31/2021	$13,931	$14,157	$14,909	$15,967
9/30/2021	$13,857	$13,873	$14,469	$15,224
10/31/2021	$14,364	$14,402	$15,085	$16,291
11/30/2021	$13,913	$13,910	$14,456	$16,178
12/31/2021	$14,746	$14,478	$14,779	$16,903
1/31/2022	$14,100	$13,633	$13,356	$16,028
2/28/2022	$14,249	$13,859	$13,499	$15,548
3/31/2022	$14,004	$14,130	$13,667	$16,126
4/30/2022	$12,861	$13,034	$12,313	$14,719
5/31/2022	$13,210	$13,284	$12,331	$14,747
6/30/2022	$11,697	$11,972	$11,317	$13,529
7/31/2022	$12,794	$13,131	$12,498	$14,777
8/31/2022	$12,391	$12,715	$12,243	$14,174
9/30/2022	$11,166	$11,420	$11,069	$12,869
10/31/2022	$12,540	$12,857	$12,288	$13,911
11/30/2022	$13,166	$13,250	$12,575	$14,688
12/31/2022	$12,530	$12,381	$11,759	$13,842
1/31/2023	$13,813	$13,562	$12,905	$14,711
2/28/2023	$13,579	$13,250	$12,687	$14,352
3/31/2023	$12,833	$12,299	$12,081	$14,879
4/30/2023	$12,719	$11,993	$11,864	$15,112
5/31/2023	$12,316	$11,757	$11,754	$15,177
6/30/2023	$13,365	$12,691	$12,710	$16,180
7/31/2023	$14,041	$13,648	$13,487	$16,700
8/31/2023	$13,539	$12,992	$12,812	$16,434
9/30/2023	$12,828	$12,315	$12,058	$15,651
10/31/2023	$11,963	$11,581	$11,236	$15,321
11/30/2023	$12,934	$12,623	$12,253	$16,721
12/31/2023	$14,275	$14,194	$13,750	$17,480
1/31/2024	$13,961	$13,549	$13,215	$17,774
2/29/2024	$14,350	$13,993	$13,962	$18,723
3/31/2024	$14,754	$14,606	$14,462	$19,326
4/30/2024	$13,772	$13,675	$13,444	$18,536
5/31/2024	$14,749	$14,315	$14,118	$19,455
6/30/2024	$14,495	$14,073	$13,988	$20,153
7/31/2024	$15,861	$15,789	$15,409	$20,399
8/31/2024	$15,701	$15,492	$15,179	$20,894
9/30/2024	$15,547	$15,502	$15,285	$21,340
10/31/2024	$15,257	$15,260	$15,064	$21,146

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/28/19
Class F3 at NAV	27.54%	9.29%	8.23%
Russell 2000 Value Index	31.77%	8.42%	8.23%
Russell 2000 Index	34.07%	8.50%	7.97%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.05%

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 100,278,051
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 789,142
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$100,278,051
# of Portfolio Holdings	48
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$789,142

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.24%
Consumer Discretionary	7.94%
Consumer Staples	2.74%
Energy	8.24%
Financials	29.35%
Health Care	6.82%
Industrials	15.33%
Information Technology	16.11%
Materials	6.57%
Real Estate	4.11%
Repurchase Agreements	0.55%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019538
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class I
Trading Symbol	LMVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$117	1.03%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.48%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 31.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Mirion Technologies, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Turning Point Brands Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to WNS (Holdings) Limited.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$9,598	$9,954	$10,009	$10,269
12/31/2014	$9,845	$10,225	$10,294	$10,243
1/31/2015	$9,295	$9,800	$9,963	$9,936
2/28/2015	$9,899	$10,255	$10,555	$10,507
3/31/2015	$10,221	$10,428	$10,738	$10,340
4/30/2015	$9,823	$10,205	$10,465	$10,440
5/31/2015	$10,016	$10,290	$10,703	$10,574
6/30/2015	$10,142	$10,303	$10,784	$10,369
7/31/2015	$10,126	$10,019	$10,658	$10,586
8/31/2015	$9,598	$9,527	$9,989	$9,948
9/30/2015	$9,709	$9,197	$9,498	$9,702
10/31/2015	$10,281	$9,712	$10,034	$10,520
11/30/2015	$10,375	$9,988	$10,360	$10,551
12/31/2015	$10,048	$9,462	$9,840	$10,385
1/31/2016	$9,414	$8,826	$8,975	$9,869
2/29/2016	$9,433	$8,886	$8,974	$9,856
3/31/2016	$10,151	$9,623	$9,690	$10,525
4/30/2016	$10,307	$9,827	$9,842	$10,566
5/31/2016	$10,679	$10,007	$10,064	$10,755
6/30/2016	$10,921	$10,037	$10,058	$10,783
7/31/2016	$11,332	$10,579	$10,658	$11,181
8/31/2016	$11,549	$10,842	$10,847	$11,196
9/30/2016	$11,672	$10,927	$10,968	$11,199
10/31/2016	$11,306	$10,568	$10,446	$10,994
11/30/2016	$12,741	$11,971	$11,611	$11,401
12/31/2016	$13,131	$12,465	$11,936	$11,627
1/31/2017	$13,139	$12,376	$11,984	$11,847
2/28/2017	$13,100	$12,555	$12,215	$12,318
3/31/2017	$13,032	$12,449	$12,231	$12,332
4/30/2017	$13,234	$12,498	$12,365	$12,459
5/31/2017	$12,822	$12,109	$12,113	$12,634
6/30/2017	$13,249	$12,532	$12,532	$12,713
7/31/2017	$13,318	$12,612	$12,625	$12,974
8/31/2017	$13,020	$12,302	$12,465	$13,014
9/30/2017	$13,822	$13,173	$13,243	$13,283
10/31/2017	$13,952	$13,190	$13,355	$13,593
11/30/2017	$14,454	$13,572	$13,740	$14,009
12/31/2017	$14,117	$13,442	$13,685	$14,165
1/31/2018	$14,532	$13,608	$14,043	$14,976
2/28/2018	$14,113	$12,927	$13,499	$14,424
3/31/2018	$14,176	$13,087	$13,673	$14,058
4/30/2018	$14,377	$13,314	$13,792	$14,112
5/31/2018	$15,107	$14,089	$14,629	$14,451
6/30/2018	$15,389	$14,174	$14,734	$14,540
7/31/2018	$15,344	$14,424	$14,990	$15,081
8/31/2018	$16,060	$14,768	$15,637	$15,573
9/30/2018	$15,663	$14,401	$15,260	$15,662
10/31/2018	$13,967	$13,112	$13,603	$14,591
11/30/2018	$14,229	$13,323	$13,819	$14,888
12/31/2018	$12,802	$11,713	$12,178	$13,544
1/31/2019	$13,943	$12,994	$13,548	$14,629
2/28/2019	$14,786	$13,499	$14,252	$15,099
3/31/2019	$14,282	$13,110	$13,954	$15,393
4/30/2019	$15,215	$13,606	$14,428	$16,016
5/31/2019	$13,444	$12,494	$13,306	$14,998
6/30/2019	$14,526	$13,290	$14,246	$16,055
7/31/2019	$14,478	$13,311	$14,328	$16,286
8/31/2019	$13,312	$12,569	$13,621	$16,028
9/30/2019	$14,043	$13,214	$13,904	$16,328
10/31/2019	$14,213	$13,534	$14,270	$16,681
11/30/2019	$14,844	$13,851	$14,858	$17,287
12/31/2019	$15,455	$14,336	$15,286	$17,809
1/31/2020	$14,707	$13,563	$14,796	$17,802
2/29/2020	$13,192	$12,245	$13,550	$16,336
3/31/2020	$8,928	$9,224	$10,606	$14,319
4/30/2020	$10,181	$10,361	$12,063	$16,154
5/31/2020	$11,222	$10,659	$12,848	$16,923
6/30/2020	$11,995	$10,967	$13,302	$17,260
7/31/2020	$12,207	$11,194	$13,670	$18,233
8/31/2020	$12,886	$11,797	$14,441	$19,544
9/30/2020	$12,095	$11,248	$13,958	$18,801
10/31/2020	$12,650	$11,650	$14,251	$18,301
11/30/2020	$15,497	$13,899	$16,877	$20,305
12/31/2020	$16,775	$15,000	$18,337	$21,085
1/31/2021	$17,158	$15,789	$19,260	$20,872
2/28/2021	$19,368	$17,273	$20,460	$21,448
3/31/2021	$20,016	$18,175	$20,666	$22,387
4/30/2021	$20,841	$18,543	$21,100	$23,582
5/31/2021	$21,313	$19,120	$21,143	$23,747
6/30/2021	$20,778	$19,004	$21,553	$24,301
7/31/2021	$20,054	$18,324	$20,775	$24,878
8/31/2021	$20,211	$18,815	$21,239	$25,635
9/30/2021	$20,104	$18,438	$20,613	$24,443
10/31/2021	$20,834	$19,141	$21,490	$26,155
11/30/2021	$20,185	$18,487	$20,594	$25,974
12/31/2021	$21,387	$19,241	$21,055	$27,138
1/31/2022	$20,449	$18,119	$19,028	$25,734
2/28/2022	$20,664	$18,419	$19,231	$24,963
3/31/2022	$20,310	$18,779	$19,470	$25,890
4/30/2022	$18,655	$17,322	$17,540	$23,632
5/31/2022	$19,156	$17,654	$17,567	$23,676
6/30/2022	$16,958	$15,910	$16,122	$21,721
7/31/2022	$18,544	$17,451	$17,805	$23,724
8/31/2022	$17,967	$16,899	$17,441	$22,757
9/30/2022	$16,187	$15,177	$15,769	$20,661
10/31/2022	$18,175	$17,087	$17,506	$22,334
11/30/2022	$19,083	$17,609	$17,914	$23,582
12/31/2022	$18,159	$16,454	$16,752	$22,223
1/31/2023	$20,015	$18,024	$18,384	$23,619
2/28/2023	$19,676	$17,609	$18,074	$23,043
3/31/2023	$18,599	$16,346	$17,210	$23,889
4/30/2023	$18,433	$15,938	$16,901	$24,262
5/31/2023	$17,848	$15,625	$16,745	$24,367
6/30/2023	$19,365	$16,866	$18,106	$25,977
7/31/2023	$20,340	$18,139	$19,213	$26,812
8/31/2023	$19,610	$17,266	$18,252	$26,385
9/30/2023	$18,585	$16,367	$17,178	$25,127
10/31/2023	$17,328	$15,391	$16,006	$24,599
11/30/2023	$18,737	$16,776	$17,455	$26,845
12/31/2023	$20,670	$18,864	$19,588	$28,065
1/31/2024	$20,221	$18,007	$18,826	$28,536
2/29/2024	$20,786	$18,596	$19,890	$30,060
3/31/2024	$21,373	$19,411	$20,602	$31,027
4/30/2024	$19,946	$18,174	$19,152	$29,760
5/31/2024	$21,358	$19,024	$20,113	$31,236
6/30/2024	$20,989	$18,704	$19,927	$32,356
7/31/2024	$22,966	$20,983	$21,952	$32,750
8/31/2024	$22,734	$20,589	$21,624	$33,545
9/30/2024	$22,510	$20,602	$21,775	$34,261
10/31/2024	$22,090	$20,280	$21,460	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	27.48%	9.22%	8.25%
Russell 2000 Value Index	31.77%	8.42%	7.33%
Russell 2000 Index	34.07%	8.50%	7.94%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 100,278,051
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 789,142
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$100,278,051
# of Portfolio Holdings	48
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$789,142

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.24%
Consumer Discretionary	7.94%
Consumer Staples	2.74%
Energy	8.24%
Financials	29.35%
Health Care	6.82%
Industrials	15.33%
Information Technology	16.11%
Materials	6.57%
Real Estate	4.11%
Repurchase Agreements	0.55%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000212760
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class R5
Trading Symbol	LMVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$117	1.03%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.47%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 31.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Mirion Technologies, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Turning Point Brands Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to WNS (Holdings) Limited.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
6/28/2019	$10,000	$10,000	$10,000	$10,000
7/31/2019	$9,967	$10,016	$10,058	$10,144
8/31/2019	$9,164	$9,457	$9,561	$9,983
9/30/2019	$9,668	$9,943	$9,760	$10,170
10/31/2019	$9,785	$10,184	$10,017	$10,390
11/30/2019	$10,219	$10,422	$10,429	$10,767
12/31/2019	$10,640	$10,787	$10,730	$11,092
1/31/2020	$10,124	$10,205	$10,386	$11,088
2/29/2020	$9,082	$9,213	$9,512	$10,175
3/31/2020	$6,146	$6,940	$7,445	$8,918
4/30/2020	$7,009	$7,796	$8,468	$10,062
5/31/2020	$7,725	$8,020	$9,019	$10,541
6/30/2020	$8,258	$8,252	$9,337	$10,751
7/31/2020	$8,403	$8,423	$9,596	$11,357
8/31/2020	$8,867	$8,876	$10,137	$12,173
9/30/2020	$8,326	$8,463	$9,798	$11,710
10/31/2020	$8,708	$8,766	$10,003	$11,399
11/30/2020	$10,669	$10,458	$11,847	$12,647
12/31/2020	$11,548	$11,287	$12,872	$13,133
1/31/2021	$11,813	$11,881	$13,520	$13,000
2/28/2021	$13,334	$12,997	$14,362	$13,359
3/31/2021	$13,780	$13,676	$14,506	$13,944
4/30/2021	$14,348	$13,953	$14,811	$14,688
5/31/2021	$14,673	$14,387	$14,842	$14,791
6/30/2021	$14,304	$14,300	$15,129	$15,136
7/31/2021	$13,806	$13,788	$14,583	$15,496
8/31/2021	$13,914	$14,157	$14,909	$15,967
9/30/2021	$13,841	$13,873	$14,469	$15,224
10/31/2021	$14,343	$14,402	$15,085	$16,291
11/30/2021	$13,892	$13,910	$14,456	$16,178
12/31/2021	$14,725	$14,478	$14,779	$16,903
1/31/2022	$14,079	$13,633	$13,356	$16,028
2/28/2022	$14,227	$13,859	$13,499	$15,548
3/31/2022	$13,983	$14,130	$13,667	$16,126
4/30/2022	$12,844	$13,034	$12,313	$14,719
5/31/2022	$13,188	$13,284	$12,331	$14,747
6/30/2022	$11,676	$11,972	$11,317	$13,529
7/31/2022	$12,767	$13,131	$12,498	$14,777
8/31/2022	$12,370	$12,715	$12,243	$14,174
9/30/2022	$11,144	$11,420	$11,069	$12,869
10/31/2022	$12,518	$12,857	$12,288	$13,911
11/30/2022	$13,138	$13,250	$12,575	$14,688
12/31/2022	$12,507	$12,381	$11,759	$13,842
1/31/2023	$13,780	$13,562	$12,905	$14,711
2/28/2023	$13,551	$13,250	$12,687	$14,352
3/31/2023	$12,805	$12,299	$12,081	$14,879
4/30/2023	$12,691	$11,993	$11,864	$15,112
5/31/2023	$12,288	$11,757	$11,754	$15,177
6/30/2023	$13,332	$12,691	$12,710	$16,180
7/31/2023	$14,004	$13,648	$13,487	$16,700
8/31/2023	$13,506	$12,992	$12,812	$16,434
9/30/2023	$12,795	$12,315	$12,058	$15,651
10/31/2023	$11,935	$11,581	$11,236	$15,321
11/30/2023	$12,900	$12,623	$12,253	$16,721
12/31/2023	$14,236	$14,194	$13,750	$17,480
1/31/2024	$13,927	$13,549	$13,215	$17,774
2/29/2024	$14,311	$13,993	$13,962	$18,723
3/31/2024	$14,715	$14,606	$14,462	$19,326
4/30/2024	$13,732	$13,675	$13,444	$18,536
5/31/2024	$14,710	$14,315	$14,118	$19,455
6/30/2024	$14,450	$14,073	$13,988	$20,153
7/31/2024	$15,817	$15,789	$15,409	$20,399
8/31/2024	$15,657	$15,492	$15,179	$20,894
9/30/2024	$15,502	$15,502	$15,285	$21,340
10/31/2024	$15,213	$15,260	$15,064	$21,146

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/28/19
Class R5 at NAV	27.47%	9.23%	8.17%
Russell 2000 Value Index	31.77%	8.42%	8.23%
Russell 2000 Index	34.07%	8.50%	7.97%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.05%

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 100,278,051
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 789,142
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$100,278,051
# of Portfolio Holdings	48
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$789,142

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.24%
Consumer Discretionary	7.94%
Consumer Staples	2.74%
Energy	8.24%
Financials	29.35%
Health Care	6.82%
Industrials	15.33%
Information Technology	16.11%
Materials	6.57%
Real Estate	4.11%
Repurchase Agreements	0.55%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000212759
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Small Cap Value Fund
Class Name	Class R6
Trading Symbol	LMVWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Small Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$111	0.98%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.54%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 31.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Mirion Technologies, Inc. Security selection within the Consumer Staples sector also contributed to relative performance, led by an overweight allocation to Turning Point Brands Inc.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Malibu Boats, Inc. Security selection within the Industrials sector also detracted from relative performance, led by an overweight allocation to WNS (Holdings) Limited.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 2000 Value Index	Russell 2000 Index	S&P 500 Index
6/28/2019	$10,000	$10,000	$10,000	$10,000
7/31/2019	$9,971	$10,016	$10,058	$10,144
8/31/2019	$9,168	$9,457	$9,561	$9,983
9/30/2019	$9,671	$9,943	$9,760	$10,170
10/31/2019	$9,788	$10,184	$10,017	$10,390
11/30/2019	$10,226	$10,422	$10,429	$10,767
12/31/2019	$10,647	$10,787	$10,730	$11,092
1/31/2020	$10,132	$10,205	$10,386	$11,088
2/29/2020	$9,089	$9,213	$9,512	$10,175
3/31/2020	$6,149	$6,940	$7,445	$8,918
4/30/2020	$7,016	$7,796	$8,468	$10,062
5/31/2020	$7,733	$8,020	$9,019	$10,541
6/30/2020	$8,265	$8,252	$9,337	$10,751
7/31/2020	$8,411	$8,423	$9,596	$11,357
8/31/2020	$8,879	$8,876	$10,137	$12,173
9/30/2020	$8,338	$8,463	$9,798	$11,710
10/31/2020	$8,724	$8,766	$10,003	$11,399
11/30/2020	$10,685	$10,458	$11,847	$12,647
12/31/2020	$11,564	$11,287	$12,872	$13,133
1/31/2021	$11,829	$11,881	$13,520	$13,000
2/28/2021	$13,354	$12,997	$14,362	$13,359
3/31/2021	$13,800	$13,676	$14,506	$13,944
4/30/2021	$14,368	$13,953	$14,811	$14,688
5/31/2021	$14,693	$14,387	$14,842	$14,791
6/30/2021	$14,324	$14,300	$15,129	$15,136
7/31/2021	$13,822	$13,788	$14,583	$15,496
8/31/2021	$13,934	$14,157	$14,909	$15,967
9/30/2021	$13,861	$13,873	$14,469	$15,224
10/31/2021	$14,368	$14,402	$15,085	$16,291
11/30/2021	$13,917	$13,910	$14,456	$16,178
12/31/2021	$14,750	$14,478	$14,779	$16,903
1/31/2022	$14,104	$13,633	$13,356	$16,028
2/28/2022	$14,252	$13,859	$13,499	$15,548
3/31/2022	$14,008	$14,130	$13,667	$16,126
4/30/2022	$12,864	$13,034	$12,313	$14,719
5/31/2022	$13,213	$13,284	$12,331	$14,747
6/30/2022	$11,696	$11,972	$11,317	$13,529
7/31/2022	$12,792	$13,131	$12,498	$14,777
8/31/2022	$12,390	$12,715	$12,243	$14,174
9/30/2022	$11,165	$11,420	$11,069	$12,869
10/31/2022	$12,539	$12,857	$12,288	$13,911
11/30/2022	$13,165	$13,250	$12,575	$14,688
12/31/2022	$12,529	$12,381	$11,759	$13,842
1/31/2023	$13,811	$13,562	$12,905	$14,711
2/28/2023	$13,578	$13,250	$12,687	$14,352
3/31/2023	$12,832	$12,299	$12,081	$14,879
4/30/2023	$12,723	$11,993	$11,864	$15,112
5/31/2023	$12,315	$11,757	$11,754	$15,177
6/30/2023	$13,364	$12,691	$12,710	$16,180
7/31/2023	$14,040	$13,648	$13,487	$16,700
8/31/2023	$13,538	$12,992	$12,812	$16,434
9/30/2023	$12,827	$12,315	$12,058	$15,651
10/31/2023	$11,962	$11,581	$11,236	$15,321
11/30/2023	$12,933	$12,623	$12,253	$16,721
12/31/2023	$14,274	$14,194	$13,750	$17,480
1/31/2024	$13,960	$13,549	$13,215	$17,774
2/29/2024	$14,348	$13,993	$13,962	$18,723
3/31/2024	$14,757	$14,606	$14,462	$19,326
4/30/2024	$13,770	$13,675	$13,444	$18,536
5/31/2024	$14,747	$14,315	$14,118	$19,455
6/30/2024	$14,493	$14,073	$13,988	$20,153
7/31/2024	$15,859	$15,789	$15,409	$20,399
8/31/2024	$15,700	$15,492	$15,179	$20,894
9/30/2024	$15,545	$15,502	$15,285	$21,340
10/31/2024	$15,256	$15,260	$15,064	$21,146

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/28/19
Class R6 at NAV	27.54%	9.28%	8.23%
Russell 2000 Value Index	31.77%	8.42%	8.23%
Russell 2000 Index	34.07%	8.50%	7.97%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.05%

Performance Inception Date	Jun. 28, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 100,278,051
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 789,142
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$100,278,051
# of Portfolio Holdings	48
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$789,142

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.24%
Consumer Discretionary	7.94%
Consumer Staples	2.74%
Energy	8.24%
Financials	29.35%
Health Care	6.82%
Industrials	15.33%
Information Technology	16.11%
Materials	6.57%
Real Estate	4.11%
Repurchase Agreements	0.55%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208652
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class A
Trading Symbol	LFGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.05%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 55.66%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Spotify Technology SA.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$9,422	$10,000	$10,000
2/28/2019	$10,038	$10,358	$10,321
3/31/2019	$10,069	$10,653	$10,522
4/30/2019	$10,408	$11,134	$10,948
5/31/2019	$9,925	$10,431	$10,252
6/30/2019	$10,515	$11,147	$10,974
7/31/2019	$10,892	$11,399	$11,132
8/31/2019	$10,578	$11,311	$10,956
9/30/2019	$9,642	$11,313	$11,161
10/31/2019	$9,975	$11,632	$11,403
11/30/2019	$10,590	$12,148	$11,816
12/31/2019	$10,898	$12,514	$12,173
1/31/2020	$11,369	$12,794	$12,168
2/29/2020	$11,005	$11,923	$11,167
3/31/2020	$10,113	$10,750	$9,787
4/30/2020	$11,652	$12,340	$11,042
5/31/2020	$13,084	$13,169	$11,568
6/30/2020	$14,359	$13,742	$11,798
7/31/2020	$15,754	$14,799	$12,463
8/31/2020	$17,557	$16,327	$13,359
9/30/2020	$17,399	$15,559	$12,852
10/31/2020	$16,897	$15,030	$12,510
11/30/2020	$19,021	$16,569	$13,879
12/31/2020	$20,282	$17,331	$14,413
1/31/2021	$20,208	$17,203	$14,267
2/28/2021	$20,764	$17,199	$14,661
3/31/2021	$19,806	$17,494	$15,303
4/30/2021	$21,113	$18,685	$16,120
5/31/2021	$20,409	$18,426	$16,232
6/30/2021	$21,716	$19,582	$16,611
7/31/2021	$22,273	$20,228	$17,006
8/31/2021	$23,091	$20,984	$17,523
9/30/2021	$21,703	$19,809	$16,708
10/31/2021	$24,244	$21,524	$17,878
11/30/2021	$24,108	$21,656	$17,754
12/31/2021	$22,907	$22,114	$18,550
1/31/2022	$19,987	$20,216	$17,590
2/28/2022	$19,444	$19,357	$17,064
3/31/2022	$19,925	$20,115	$17,697
4/30/2022	$17,182	$17,685	$16,154
5/31/2022	$16,121	$17,274	$16,184
6/30/2022	$15,044	$15,906	$14,848
7/31/2022	$16,702	$17,815	$16,217
8/31/2022	$16,136	$16,985	$15,555
9/30/2022	$14,757	$15,334	$14,123
10/31/2022	$15,292	$16,230	$15,266
11/30/2022	$15,393	$16,970	$16,119
12/31/2022	$13,960	$15,671	$15,191
1/31/2023	$14,974	$16,977	$16,145
2/28/2023	$14,525	$16,775	$15,751
3/31/2023	$15,555	$17,922	$16,329
4/30/2023	$15,222	$18,099	$16,584
5/31/2023	$16,152	$18,924	$16,656
6/30/2023	$17,260	$20,218	$17,757
7/31/2023	$17,887	$20,899	$18,327
8/31/2023	$17,663	$20,711	$18,036
9/30/2023	$16,361	$19,585	$17,176
10/31/2023	$15,865	$19,306	$16,815
11/30/2023	$18,127	$21,410	$18,350
12/31/2023	$18,677	$22,359	$19,184
1/31/2024	$19,824	$22,916	$19,506
2/29/2024	$21,613	$24,480	$20,548
3/31/2024	$21,915	$24,911	$21,209
4/30/2024	$20,560	$23,854	$20,343
5/31/2024	$21,691	$25,282	$21,351
6/30/2024	$23,341	$26,987	$22,117
7/31/2024	$21,985	$26,528	$22,387
8/31/2024	$22,876	$27,080	$22,930
9/30/2024	$23,852	$27,848	$23,419
10/31/2024	$24,697	$27,755	$23,207

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/31/19
Class A at NAV	55.66%	19.88%	18.25%
Class A with sales charge	46.71%	18.47%	17.03%
Russell 1000 Growth Index	43.77%	19.00%	19.43%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.77%

Performance Inception Date	Jan. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 64,579,602
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 135,549
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$64,579,602
# of Portfolio Holdings	31
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$135,549

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	20.50%
Consumer Discretionary	14.10%
Financials	2.16%
Health Care	10.16%
Industrials	4.54%
Information Technology	43.13%
Repurchase Agreements	5.41%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208648
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class C
Trading Symbol	LFGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$229	1.80%

Expenses Paid, Amount	$ 229
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 54.57%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Spotify Technology SA.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,647	$10,358	$10,321
3/31/2019	$10,673	$10,653	$10,522
4/30/2019	$11,027	$11,134	$10,948
5/31/2019	$10,507	$10,431	$10,252
6/30/2019	$11,127	$11,147	$10,974
7/31/2019	$11,513	$11,399	$11,132
8/31/2019	$11,180	$11,311	$10,956
9/30/2019	$10,180	$11,313	$11,161
10/31/2019	$10,533	$11,632	$11,403
11/30/2019	$11,173	$12,148	$11,816
12/31/2019	$11,493	$12,514	$12,173
1/31/2020	$11,980	$12,794	$12,168
2/29/2020	$11,593	$11,923	$11,167
3/31/2020	$10,640	$10,750	$9,787
4/30/2020	$12,253	$12,340	$11,042
5/31/2020	$13,753	$13,169	$11,568
6/30/2020	$15,080	$13,742	$11,798
7/31/2020	$16,540	$14,799	$12,463
8/31/2020	$18,420	$16,327	$13,359
9/30/2020	$18,247	$15,559	$12,852
10/31/2020	$17,707	$15,030	$12,510
11/30/2020	$19,914	$16,569	$13,879
12/31/2020	$21,231	$17,331	$14,413
1/31/2021	$21,139	$17,203	$14,267
2/28/2021	$21,708	$17,199	$14,661
3/31/2021	$20,690	$17,494	$15,303
4/30/2021	$22,043	$18,685	$16,120
5/31/2021	$21,295	$18,426	$16,232
6/30/2021	$22,641	$19,582	$16,611
7/31/2021	$23,211	$20,228	$17,006
8/31/2021	$24,044	$20,984	$17,523
9/30/2021	$22,584	$19,809	$16,708
10/31/2021	$25,220	$21,524	$17,878
11/30/2021	$25,060	$21,656	$17,754
12/31/2021	$23,797	$22,114	$18,550
1/31/2022	$20,750	$20,216	$17,590
2/28/2022	$20,172	$19,357	$17,064
3/31/2022	$20,659	$20,115	$17,697
4/30/2022	$17,802	$17,685	$16,154
5/31/2022	$16,696	$17,274	$16,184
6/30/2022	$15,573	$15,906	$14,848
7/31/2022	$17,274	$17,815	$16,217
8/31/2022	$16,679	$16,985	$15,555
9/30/2022	$15,242	$15,334	$14,123
10/31/2022	$15,787	$16,230	$15,266
11/30/2022	$15,886	$16,970	$16,119
12/31/2022	$14,392	$15,671	$15,191
1/31/2023	$15,432	$16,977	$16,145
2/28/2023	$14,953	$16,775	$15,751
3/31/2023	$16,002	$17,922	$16,329
4/30/2023	$15,647	$18,099	$16,584
5/31/2023	$16,605	$18,924	$16,656
6/30/2023	$17,719	$20,218	$17,757
7/31/2023	$18,355	$20,899	$18,327
8/31/2023	$18,124	$20,711	$18,036
9/30/2023	$16,770	$19,585	$17,176
10/31/2023	$16,250	$19,306	$16,815
11/30/2023	$18,562	$21,410	$18,350
12/31/2023	$19,115	$22,359	$19,184
1/31/2024	$20,271	$22,916	$19,506
2/29/2024	$22,087	$24,480	$20,548
3/31/2024	$22,376	$24,911	$21,209
4/30/2024	$20,989	$23,854	$20,343
5/31/2024	$22,129	$25,282	$21,351
6/30/2024	$23,788	$26,987	$22,117
7/31/2024	$22,393	$26,528	$22,387
8/31/2024	$23,285	$27,080	$22,930
9/30/2024	$24,267	$27,848	$23,419
10/31/2024	$25,118	$27,755	$23,207

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/31/19
Class C at NAV	54.57%	18.98%	17.38%
Class C with sales charge	53.57%	18.98%	17.38%
Russell 1000 Growth Index	43.77%	19.00%	19.43%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.77%

Performance Inception Date	Jan. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 64,579,602
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 135,549
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$64,579,602
# of Portfolio Holdings	31
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$135,549

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	20.50%
Consumer Discretionary	14.10%
Financials	2.16%
Health Care	10.16%
Industrials	4.54%
Information Technology	43.13%
Repurchase Agreements	5.41%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208649
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class F
Trading Symbol	LFGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$102	0.80%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 56.07%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Spotify Technology SA.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,653	$10,358	$10,321
3/31/2019	$10,693	$10,653	$10,522
4/30/2019	$11,053	$11,134	$10,948
5/31/2019	$10,540	$10,431	$10,252
6/30/2019	$11,173	$11,147	$10,974
7/31/2019	$11,573	$11,399	$11,132
8/31/2019	$11,247	$11,311	$10,956
9/30/2019	$10,247	$11,313	$11,161
10/31/2019	$10,607	$11,632	$11,403
11/30/2019	$11,267	$12,148	$11,816
12/31/2019	$11,593	$12,514	$12,173
1/31/2020	$12,100	$12,794	$12,168
2/29/2020	$11,713	$11,923	$11,167
3/31/2020	$10,767	$10,750	$9,787
4/30/2020	$12,407	$12,340	$11,042
5/31/2020	$13,940	$13,169	$11,568
6/30/2020	$15,293	$13,742	$11,798
7/31/2020	$16,787	$14,799	$12,463
8/31/2020	$18,713	$16,327	$13,359
9/30/2020	$18,553	$15,559	$12,852
10/31/2020	$18,020	$15,030	$12,510
11/30/2020	$20,288	$16,569	$13,879
12/31/2020	$21,639	$17,331	$14,413
1/31/2021	$21,561	$17,203	$14,267
2/28/2021	$22,158	$17,199	$14,661
3/31/2021	$21,141	$17,494	$15,303
4/30/2021	$22,543	$18,685	$16,120
5/31/2021	$21,796	$18,426	$16,232
6/30/2021	$23,197	$19,582	$16,611
7/31/2021	$23,802	$20,228	$17,006
8/31/2021	$24,677	$20,984	$17,523
9/30/2021	$23,197	$19,809	$16,708
10/31/2021	$25,921	$21,524	$17,878
11/30/2021	$25,777	$21,656	$17,754
12/31/2021	$24,505	$22,114	$18,550
1/31/2022	$21,377	$20,216	$17,590
2/28/2022	$20,802	$19,357	$17,064
3/31/2022	$21,328	$20,115	$17,697
4/30/2022	$18,389	$17,685	$16,154
5/31/2022	$17,264	$17,274	$16,184
6/30/2022	$16,115	$15,906	$14,848
7/31/2022	$17,888	$17,815	$16,217
8/31/2022	$17,289	$16,985	$15,555
9/30/2022	$15,811	$15,334	$14,123
10/31/2022	$16,386	$16,230	$15,266
11/30/2022	$16,501	$16,970	$16,119
12/31/2022	$14,965	$15,671	$15,191
1/31/2023	$16,057	$16,977	$16,145
2/28/2023	$15,573	$16,775	$15,751
3/31/2023	$16,681	$17,922	$16,329
4/30/2023	$16,328	$18,099	$16,584
5/31/2023	$17,338	$18,924	$16,656
6/30/2023	$18,520	$20,218	$17,757
7/31/2023	$19,201	$20,899	$18,327
8/31/2023	$18,972	$20,711	$18,036
9/30/2023	$17,576	$19,585	$17,176
10/31/2023	$17,042	$19,306	$16,815
11/30/2023	$19,481	$21,410	$18,350
12/31/2023	$20,072	$22,359	$19,184
1/31/2024	$21,303	$22,916	$19,506
2/29/2024	$23,232	$24,480	$20,548
3/31/2024	$23,569	$24,911	$21,209
4/30/2024	$22,116	$23,854	$20,343
5/31/2024	$23,339	$25,282	$21,351
6/30/2024	$25,112	$26,987	$22,117
7/31/2024	$23,659	$26,528	$22,387
8/31/2024	$24,628	$27,080	$22,930
9/30/2024	$25,679	$27,848	$23,419
10/31/2024	$26,598	$27,755	$23,207

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/31/19
Class F at NAV	56.07%	20.19%	18.55%
Russell 1000 Growth Index	43.77%	19.00%	19.43%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.77%

Performance Inception Date	Jan. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 64,579,602
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 135,549
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$64,579,602
# of Portfolio Holdings	31
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$135,549

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	20.50%
Consumer Discretionary	14.10%
Financials	2.16%
Health Care	10.16%
Industrials	4.54%
Information Technology	43.13%
Repurchase Agreements	5.41%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208650
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class F3
Trading Symbol	LFGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$83	0.65%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 56.31%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Spotify Technology SA.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,660	$10,358	$10,321
3/31/2019	$10,693	$10,653	$10,522
4/30/2019	$11,053	$11,134	$10,948
5/31/2019	$10,547	$10,431	$10,252
6/30/2019	$11,180	$11,147	$10,974
7/31/2019	$11,580	$11,399	$11,132
8/31/2019	$11,253	$11,311	$10,956
9/30/2019	$10,253	$11,313	$11,161
10/31/2019	$10,613	$11,632	$11,403
11/30/2019	$11,273	$12,148	$11,816
12/31/2019	$11,607	$12,514	$12,173
1/31/2020	$12,113	$12,794	$12,168
2/29/2020	$11,727	$11,923	$11,167
3/31/2020	$10,773	$10,750	$9,787
4/30/2020	$12,420	$12,340	$11,042
5/31/2020	$13,953	$13,169	$11,568
6/30/2020	$15,307	$13,742	$11,798
7/31/2020	$16,807	$14,799	$12,463
8/31/2020	$18,733	$16,327	$13,359
9/30/2020	$18,573	$15,559	$12,852
10/31/2020	$18,040	$15,030	$12,510
11/30/2020	$20,307	$16,569	$13,879
12/31/2020	$21,666	$17,331	$14,413
1/31/2021	$21,595	$17,203	$14,267
2/28/2021	$22,192	$17,199	$14,661
3/31/2021	$21,175	$17,494	$15,303
4/30/2021	$22,576	$18,685	$16,120
5/31/2021	$21,829	$18,426	$16,232
6/30/2021	$23,230	$19,582	$16,611
7/31/2021	$23,835	$20,228	$17,006
8/31/2021	$24,717	$20,984	$17,523
9/30/2021	$23,230	$19,809	$16,708
10/31/2021	$25,969	$21,524	$17,878
11/30/2021	$25,825	$21,656	$17,754
12/31/2021	$24,544	$22,114	$18,550
1/31/2022	$21,418	$20,216	$17,590
2/28/2022	$20,843	$19,357	$17,064
3/31/2022	$21,360	$20,115	$17,697
4/30/2022	$18,423	$17,685	$16,154
5/31/2022	$17,298	$17,274	$16,184
6/30/2022	$16,150	$15,906	$14,848
7/31/2022	$17,930	$17,815	$16,217
8/31/2022	$17,323	$16,985	$15,555
9/30/2022	$15,854	$15,334	$14,123
10/31/2022	$16,429	$16,230	$15,266
11/30/2022	$16,543	$16,970	$16,119
12/31/2022	$15,009	$15,671	$15,191
1/31/2023	$16,109	$16,977	$16,145
2/28/2023	$15,624	$16,775	$15,751
3/31/2023	$16,732	$17,922	$16,329
4/30/2023	$16,379	$18,099	$16,584
5/31/2023	$17,389	$18,924	$16,656
6/30/2023	$18,587	$20,218	$17,757
7/31/2023	$19,268	$20,899	$18,327
8/31/2023	$19,038	$20,711	$18,036
9/30/2023	$17,635	$19,585	$17,176
10/31/2023	$17,110	$19,306	$16,815
11/30/2023	$19,555	$21,410	$18,350
12/31/2023	$20,154	$22,359	$19,184
1/31/2024	$21,393	$22,916	$19,506
2/29/2024	$23,338	$24,480	$20,548
3/31/2024	$23,666	$24,911	$21,209
4/30/2024	$22,214	$23,854	$20,343
5/31/2024	$23,445	$25,282	$21,351
6/30/2024	$25,234	$26,987	$22,117
7/31/2024	$23,773	$26,528	$22,387
8/31/2024	$24,750	$27,080	$22,930
9/30/2024	$25,816	$27,848	$23,419
10/31/2024	$26,744	$27,755	$23,207

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/31/19
Class F3 at NAV	56.31%	20.30%	18.67%
Russell 1000 Growth Index	43.77%	19.00%	19.43%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.77%

Performance Inception Date	Jan. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 64,579,602
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 135,549
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$64,579,602
# of Portfolio Holdings	31
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$135,549

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	20.50%
Consumer Discretionary	14.10%
Financials	2.16%
Health Care	10.16%
Industrials	4.54%
Information Technology	43.13%
Repurchase Agreements	5.41%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208651
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class I
Trading Symbol	LFGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.80%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 56.04%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Spotify Technology SA.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,660	$10,358	$10,321
3/31/2019	$10,693	$10,653	$10,522
4/30/2019	$11,053	$11,134	$10,948
5/31/2019	$10,547	$10,431	$10,252
6/30/2019	$11,173	$11,147	$10,974
7/31/2019	$11,573	$11,399	$11,132
8/31/2019	$11,247	$11,311	$10,956
9/30/2019	$10,253	$11,313	$11,161
10/31/2019	$10,613	$11,632	$11,403
11/30/2019	$11,267	$12,148	$11,816
12/31/2019	$11,600	$12,514	$12,173
1/31/2020	$12,100	$12,794	$12,168
2/29/2020	$11,720	$11,923	$11,167
3/31/2020	$10,767	$10,750	$9,787
4/30/2020	$12,407	$12,340	$11,042
5/31/2020	$13,940	$13,169	$11,568
6/30/2020	$15,293	$13,742	$11,798
7/31/2020	$16,787	$14,799	$12,463
8/31/2020	$18,713	$16,327	$13,359
9/30/2020	$18,553	$15,559	$12,852
10/31/2020	$18,013	$15,030	$12,510
11/30/2020	$20,280	$16,569	$13,879
12/31/2020	$21,639	$17,331	$14,413
1/31/2021	$21,561	$17,203	$14,267
2/28/2021	$22,158	$17,199	$14,661
3/31/2021	$21,141	$17,494	$15,303
4/30/2021	$22,543	$18,685	$16,120
5/31/2021	$21,796	$18,426	$16,232
6/30/2021	$23,197	$19,582	$16,611
7/31/2021	$23,802	$20,228	$17,006
8/31/2021	$24,677	$20,984	$17,523
9/30/2021	$23,197	$19,809	$16,708
10/31/2021	$25,921	$21,524	$17,878
11/30/2021	$25,777	$21,656	$17,754
12/31/2021	$24,496	$22,114	$18,550
1/31/2022	$21,377	$20,216	$17,590
2/28/2022	$20,802	$19,357	$17,064
3/31/2022	$21,319	$20,115	$17,697
4/30/2022	$18,389	$17,685	$16,154
5/31/2022	$17,264	$17,274	$16,184
6/30/2022	$16,115	$15,906	$14,848
7/31/2022	$17,888	$17,815	$16,217
8/31/2022	$17,289	$16,985	$15,555
9/30/2022	$15,811	$15,334	$14,123
10/31/2022	$16,386	$16,230	$15,266
11/30/2022	$16,509	$16,970	$16,119
12/31/2022	$14,974	$15,671	$15,191
1/31/2023	$16,066	$16,977	$16,145
2/28/2023	$15,581	$16,775	$15,751
3/31/2023	$16,689	$17,922	$16,329
4/30/2023	$16,336	$18,099	$16,584
5/31/2023	$17,338	$18,924	$16,656
6/30/2023	$18,528	$20,218	$17,757
7/31/2023	$19,210	$20,899	$18,327
8/31/2023	$18,972	$20,711	$18,036
9/30/2023	$17,576	$19,585	$17,176
10/31/2023	$17,051	$19,306	$16,815
11/30/2023	$19,481	$21,410	$18,350
12/31/2023	$20,080	$22,359	$19,184
1/31/2024	$21,311	$22,916	$19,506
2/29/2024	$23,240	$24,480	$20,548
3/31/2024	$23,569	$24,911	$21,209
4/30/2024	$22,124	$23,854	$20,343
5/31/2024	$23,347	$25,282	$21,351
6/30/2024	$25,120	$26,987	$22,117
7/31/2024	$23,667	$26,528	$22,387
8/31/2024	$24,636	$27,080	$22,930
9/30/2024	$25,687	$27,848	$23,419
10/31/2024	$26,606	$27,755	$23,207

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/31/19
Class I at NAV	56.04%	20.18%	18.56%
Russell 1000 Growth Index	43.77%	19.00%	19.43%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.77%

Performance Inception Date	Jan. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 64,579,602
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 135,549
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$64,579,602
# of Portfolio Holdings	31
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$135,549

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	20.50%
Consumer Discretionary	14.10%
Financials	2.16%
Health Care	10.16%
Industrials	4.54%
Information Technology	43.13%
Repurchase Agreements	5.41%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208653
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class R3
Trading Symbol	LFGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$166	1.30%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 55.29%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Spotify Technology SA.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,653	$10,358	$10,321
3/31/2019	$10,687	$10,653	$10,522
4/30/2019	$11,040	$11,134	$10,948
5/31/2019	$10,527	$10,431	$10,252
6/30/2019	$11,153	$11,147	$10,974
7/31/2019	$11,547	$11,399	$11,132
8/31/2019	$11,213	$11,311	$10,956
9/30/2019	$10,213	$11,313	$11,161
10/31/2019	$10,573	$11,632	$11,403
11/30/2019	$11,220	$12,148	$11,816
12/31/2019	$11,540	$12,514	$12,173
1/31/2020	$12,040	$12,794	$12,168
2/29/2020	$11,653	$11,923	$11,167
3/31/2020	$10,700	$10,750	$9,787
4/30/2020	$12,327	$12,340	$11,042
5/31/2020	$13,847	$13,169	$11,568
6/30/2020	$15,187	$13,742	$11,798
7/31/2020	$16,660	$14,799	$12,463
8/31/2020	$18,567	$16,327	$13,359
9/30/2020	$18,400	$15,559	$12,852
10/31/2020	$17,860	$15,030	$12,510
11/30/2020	$20,101	$16,569	$13,879
12/31/2020	$21,432	$17,331	$14,413
1/31/2021	$21,346	$17,203	$14,267
2/28/2021	$21,930	$17,199	$14,661
3/31/2021	$20,912	$17,494	$15,303
4/30/2021	$22,286	$18,685	$16,120
5/31/2021	$21,539	$18,426	$16,232
6/30/2021	$22,919	$19,582	$16,611
7/31/2021	$23,503	$20,228	$17,006
8/31/2021	$24,357	$20,984	$17,523
9/30/2021	$22,884	$19,809	$16,708
10/31/2021	$25,567	$21,524	$17,878
11/30/2021	$25,415	$21,656	$17,754
12/31/2021	$24,139	$22,114	$18,550
1/31/2022	$21,060	$20,216	$17,590
2/28/2022	$20,484	$19,357	$17,064
3/31/2022	$20,986	$20,115	$17,697
4/30/2022	$18,088	$17,685	$16,154
5/31/2022	$16,976	$17,274	$16,184
6/30/2022	$15,840	$15,906	$14,848
7/31/2022	$17,577	$17,815	$16,217
8/31/2022	$16,976	$16,985	$15,555
9/30/2022	$15,527	$15,334	$14,123
10/31/2022	$16,079	$16,230	$15,266
11/30/2022	$16,186	$16,970	$16,119
12/31/2022	$14,679	$15,671	$15,191
1/31/2023	$15,742	$16,977	$16,145
2/28/2023	$15,264	$16,775	$15,751
3/31/2023	$16,343	$17,922	$16,329
4/30/2023	$15,989	$18,099	$16,584
5/31/2023	$16,968	$18,924	$16,656
6/30/2023	$18,121	$20,218	$17,757
7/31/2023	$18,779	$20,899	$18,327
8/31/2023	$18,541	$20,711	$18,036
9/30/2023	$17,166	$19,585	$17,176
10/31/2023	$16,647	$19,306	$16,815
11/30/2023	$19,018	$21,410	$18,350
12/31/2023	$19,595	$22,359	$19,184
1/31/2024	$20,780	$22,916	$19,506
2/29/2024	$22,657	$24,480	$20,548
3/31/2024	$22,970	$24,911	$21,209
4/30/2024	$21,546	$23,854	$20,343
5/31/2024	$22,731	$25,282	$21,351
6/30/2024	$24,444	$26,987	$22,117
7/31/2024	$23,019	$26,528	$22,387
8/31/2024	$23,950	$27,080	$22,930
9/30/2024	$24,971	$27,848	$23,419
10/31/2024	$25,852	$27,755	$23,207

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/31/19
Class R3 at NAV	55.29%	19.58%	17.97%
Russell 1000 Growth Index	43.77%	19.00%	19.43%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.77%

Performance Inception Date	Jan. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 64,579,602
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 135,549
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$64,579,602
# of Portfolio Holdings	31
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$135,549

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	20.50%
Consumer Discretionary	14.10%
Financials	2.16%
Health Care	10.16%
Industrials	4.54%
Information Technology	43.13%
Repurchase Agreements	5.41%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208654
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class R4
Trading Symbol	LFGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$134	1.05%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 55.69%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Spotify Technology SA.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,653	$10,358	$10,321
3/31/2019	$10,687	$10,653	$10,522
4/30/2019	$11,047	$11,134	$10,948
5/31/2019	$10,533	$10,431	$10,252
6/30/2019	$11,160	$11,147	$10,974
7/31/2019	$11,560	$11,399	$11,132
8/31/2019	$11,233	$11,311	$10,956
9/30/2019	$10,233	$11,313	$11,161
10/31/2019	$10,593	$11,632	$11,403
11/30/2019	$11,240	$12,148	$11,816
12/31/2019	$11,573	$12,514	$12,173
1/31/2020	$12,073	$12,794	$12,168
2/29/2020	$11,687	$11,923	$11,167
3/31/2020	$10,733	$10,750	$9,787
4/30/2020	$12,367	$12,340	$11,042
5/31/2020	$13,893	$13,169	$11,568
6/30/2020	$15,240	$13,742	$11,798
7/31/2020	$16,727	$14,799	$12,463
8/31/2020	$18,640	$16,327	$13,359
9/30/2020	$18,473	$15,559	$12,852
10/31/2020	$17,940	$15,030	$12,510
11/30/2020	$20,187	$16,569	$13,879
12/31/2020	$21,532	$17,331	$14,413
1/31/2021	$21,454	$17,203	$14,267
2/28/2021	$22,045	$17,199	$14,661
3/31/2021	$21,027	$17,494	$15,303
4/30/2021	$22,415	$18,685	$16,120
5/31/2021	$21,667	$18,426	$16,232
6/30/2021	$23,055	$19,582	$16,611
7/31/2021	$23,653	$20,228	$17,006
8/31/2021	$24,514	$20,984	$17,523
9/30/2021	$23,041	$19,809	$16,708
10/31/2021	$25,745	$21,524	$17,878
11/30/2021	$25,593	$21,656	$17,754
12/31/2021	$24,319	$22,114	$18,550
1/31/2022	$21,219	$20,216	$17,590
2/28/2022	$20,644	$19,357	$17,064
3/31/2022	$21,153	$20,115	$17,697
4/30/2022	$18,243	$17,685	$16,154
5/31/2022	$17,117	$17,274	$16,184
6/30/2022	$15,974	$15,906	$14,848
7/31/2022	$17,733	$17,815	$16,217
8/31/2022	$17,133	$16,985	$15,555
9/30/2022	$15,670	$15,334	$14,123
10/31/2022	$16,237	$16,230	$15,266
11/30/2022	$16,344	$16,970	$16,119
12/31/2022	$14,823	$15,671	$15,191
1/31/2023	$15,900	$16,977	$16,145
2/28/2023	$15,415	$16,775	$15,751
3/31/2023	$16,508	$17,922	$16,329
4/30/2023	$16,155	$18,099	$16,584
5/31/2023	$17,150	$18,924	$16,656
6/30/2023	$18,325	$20,218	$17,757
7/31/2023	$18,991	$20,899	$18,327
8/31/2023	$18,753	$20,711	$18,036
9/30/2023	$17,372	$19,585	$17,176
10/31/2023	$16,845	$19,306	$16,815
11/30/2023	$19,246	$21,410	$18,350
12/31/2023	$19,830	$22,359	$19,184
1/31/2024	$21,047	$22,916	$19,506
2/29/2024	$22,946	$24,480	$20,548
3/31/2024	$23,266	$24,911	$21,209
4/30/2024	$21,828	$23,854	$20,343
5/31/2024	$23,028	$25,282	$21,351
6/30/2024	$24,779	$26,987	$22,117
7/31/2024	$23,340	$26,528	$22,387
8/31/2024	$24,286	$27,080	$22,930
9/30/2024	$25,322	$27,848	$23,419
10/31/2024	$26,226	$27,755	$23,207

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/31/19
Class R4 at NAV	55.69%	19.88%	18.26%
Russell 1000 Growth Index	43.77%	19.00%	19.43%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.77%

Performance Inception Date	Jan. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 64,579,602
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 135,549
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$64,579,602
# of Portfolio Holdings	31
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$135,549

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	20.50%
Consumer Discretionary	14.10%
Financials	2.16%
Health Care	10.16%
Industrials	4.54%
Information Technology	43.13%
Repurchase Agreements	5.41%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208655
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class R5
Trading Symbol	LFGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$102	0.80%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 56.07%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Spotify Technology SA.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,653	$10,358	$10,321
3/31/2019	$10,693	$10,653	$10,522
4/30/2019	$11,053	$11,134	$10,948
5/31/2019	$10,540	$10,431	$10,252
6/30/2019	$11,173	$11,147	$10,974
7/31/2019	$11,573	$11,399	$11,132
8/31/2019	$11,247	$11,311	$10,956
9/30/2019	$10,247	$11,313	$11,161
10/31/2019	$10,607	$11,632	$11,403
11/30/2019	$11,267	$12,148	$11,816
12/31/2019	$11,593	$12,514	$12,173
1/31/2020	$12,100	$12,794	$12,168
2/29/2020	$11,713	$11,923	$11,167
3/31/2020	$10,767	$10,750	$9,787
4/30/2020	$12,407	$12,340	$11,042
5/31/2020	$13,940	$13,169	$11,568
6/30/2020	$15,293	$13,742	$11,798
7/31/2020	$16,787	$14,799	$12,463
8/31/2020	$18,713	$16,327	$13,359
9/30/2020	$18,553	$15,559	$12,852
10/31/2020	$18,013	$15,030	$12,510
11/30/2020	$20,280	$16,569	$13,879
12/31/2020	$21,639	$17,331	$14,413
1/31/2021	$21,561	$17,203	$14,267
2/28/2021	$22,158	$17,199	$14,661
3/31/2021	$21,141	$17,494	$15,303
4/30/2021	$22,543	$18,685	$16,120
5/31/2021	$21,796	$18,426	$16,232
6/30/2021	$23,197	$19,582	$16,611
7/31/2021	$23,795	$20,228	$17,006
8/31/2021	$24,677	$20,984	$17,523
9/30/2021	$23,190	$19,809	$16,708
10/31/2021	$25,921	$21,524	$17,878
11/30/2021	$25,777	$21,656	$17,754
12/31/2021	$24,496	$22,114	$18,550
1/31/2022	$21,377	$20,216	$17,590
2/28/2022	$20,802	$19,357	$17,064
3/31/2022	$21,319	$20,115	$17,697
4/30/2022	$18,389	$17,685	$16,154
5/31/2022	$17,256	$17,274	$16,184
6/30/2022	$16,115	$15,906	$14,848
7/31/2022	$17,888	$17,815	$16,217
8/31/2022	$17,280	$16,985	$15,555
9/30/2022	$15,811	$15,334	$14,123
10/31/2022	$16,386	$16,230	$15,266
11/30/2022	$16,501	$16,970	$16,119
12/31/2022	$14,965	$15,671	$15,191
1/31/2023	$16,057	$16,977	$16,145
2/28/2023	$15,573	$16,775	$15,751
3/31/2023	$16,681	$17,922	$16,329
4/30/2023	$16,328	$18,099	$16,584
5/31/2023	$17,338	$18,924	$16,656
6/30/2023	$18,528	$20,218	$17,757
7/31/2023	$19,201	$20,899	$18,327
8/31/2023	$18,972	$20,711	$18,036
9/30/2023	$17,576	$19,585	$17,176
10/31/2023	$17,042	$19,306	$16,815
11/30/2023	$19,481	$21,410	$18,350
12/31/2023	$20,080	$22,359	$19,184
1/31/2024	$21,303	$22,916	$19,506
2/29/2024	$23,240	$24,480	$20,548
3/31/2024	$23,569	$24,911	$21,209
4/30/2024	$22,116	$23,854	$20,343
5/31/2024	$23,339	$25,282	$21,351
6/30/2024	$25,112	$26,987	$22,117
7/31/2024	$23,659	$26,528	$22,387
8/31/2024	$24,628	$27,080	$22,930
9/30/2024	$25,687	$27,848	$23,419
10/31/2024	$26,598	$27,755	$23,207

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/31/19
Class R5 at NAV	56.07%	20.19%	18.55%
Russell 1000 Growth Index	43.77%	19.00%	19.43%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.77%

Performance Inception Date	Jan. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 64,579,602
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 135,549
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$64,579,602
# of Portfolio Holdings	31
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$135,549

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	20.50%
Consumer Discretionary	14.10%
Financials	2.16%
Health Care	10.16%
Industrials	4.54%
Information Technology	43.13%
Repurchase Agreements	5.41%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208656
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Growth Fund
Class Name	Class R6
Trading Symbol	LFGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$83	0.65%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 56.31%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Communication Services sector also contributed to relative performance, led by an overweight allocation to Spotify Technology SA.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000 Growth Index	S&P 500 Index
1/31/2019	$10,000	$10,000	$10,000
2/28/2019	$10,660	$10,358	$10,321
3/31/2019	$10,693	$10,653	$10,522
4/30/2019	$11,053	$11,134	$10,948
5/31/2019	$10,547	$10,431	$10,252
6/30/2019	$11,180	$11,147	$10,974
7/31/2019	$11,580	$11,399	$11,132
8/31/2019	$11,253	$11,311	$10,956
9/30/2019	$10,253	$11,313	$11,161
10/31/2019	$10,613	$11,632	$11,403
11/30/2019	$11,273	$12,148	$11,816
12/31/2019	$11,607	$12,514	$12,173
1/31/2020	$12,107	$12,794	$12,168
2/29/2020	$11,727	$11,923	$11,167
3/31/2020	$10,773	$10,750	$9,787
4/30/2020	$12,420	$12,340	$11,042
5/31/2020	$13,953	$13,169	$11,568
6/30/2020	$15,307	$13,742	$11,798
7/31/2020	$16,807	$14,799	$12,463
8/31/2020	$18,733	$16,327	$13,359
9/30/2020	$18,573	$15,559	$12,852
10/31/2020	$18,040	$15,030	$12,510
11/30/2020	$20,307	$16,569	$13,879
12/31/2020	$21,673	$17,331	$14,413
1/31/2021	$21,595	$17,203	$14,267
2/28/2021	$22,192	$17,199	$14,661
3/31/2021	$21,175	$17,494	$15,303
4/30/2021	$22,576	$18,685	$16,120
5/31/2021	$21,829	$18,426	$16,232
6/30/2021	$23,238	$19,582	$16,611
7/31/2021	$23,835	$20,228	$17,006
8/31/2021	$24,717	$20,984	$17,523
9/30/2021	$23,238	$19,809	$16,708
10/31/2021	$25,969	$21,524	$17,878
11/30/2021	$25,825	$21,656	$17,754
12/31/2021	$24,544	$22,114	$18,550
1/31/2022	$21,418	$20,216	$17,590
2/28/2022	$20,843	$19,357	$17,064
3/31/2022	$21,360	$20,115	$17,697
4/30/2022	$18,431	$17,685	$16,154
5/31/2022	$17,298	$17,274	$16,184
6/30/2022	$16,150	$15,906	$14,848
7/31/2022	$17,930	$17,815	$16,217
8/31/2022	$17,323	$16,985	$15,555
9/30/2022	$15,854	$15,334	$14,123
10/31/2022	$16,429	$16,230	$15,266
11/30/2022	$16,543	$16,970	$16,119
12/31/2022	$15,009	$15,671	$15,191
1/31/2023	$16,109	$16,977	$16,145
2/28/2023	$15,624	$16,775	$15,751
3/31/2023	$16,732	$17,922	$16,329
4/30/2023	$16,379	$18,099	$16,584
5/31/2023	$17,389	$18,924	$16,656
6/30/2023	$18,587	$20,218	$17,757
7/31/2023	$19,268	$20,899	$18,327
8/31/2023	$19,038	$20,711	$18,036
9/30/2023	$17,635	$19,585	$17,176
10/31/2023	$17,110	$19,306	$16,815
11/30/2023	$19,555	$21,410	$18,350
12/31/2023	$20,154	$22,359	$19,184
1/31/2024	$21,393	$22,916	$19,506
2/29/2024	$23,338	$24,480	$20,548
3/31/2024	$23,666	$24,911	$21,209
4/30/2024	$22,222	$23,854	$20,343
5/31/2024	$23,445	$25,282	$21,351
6/30/2024	$25,234	$26,987	$22,117
7/31/2024	$23,773	$26,528	$22,387
8/31/2024	$24,750	$27,080	$22,930
9/30/2024	$25,816	$27,848	$23,419
10/31/2024	$26,744	$27,755	$23,207

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/31/19
Class R6 at NAV	56.31%	20.30%	18.67%
Russell 1000 Growth Index	43.77%	19.00%	19.43%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.77%

Performance Inception Date	Jan. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 64,579,602
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 135,549
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$64,579,602
# of Portfolio Holdings	31
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$135,549

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	20.50%
Consumer Discretionary	14.10%
Financials	2.16%
Health Care	10.16%
Industrials	4.54%
Information Technology	43.13%
Repurchase Agreements	5.41%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209879
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class A
Trading Symbol	LAFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	0.96%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 39.35%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Carlsberg AS.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$9,422	$10,000	$10,000
8/31/2019	$8,800	$9,706	$9,842
9/30/2019	$9,353	$10,052	$10,026
10/31/2019	$9,265	$10,193	$10,243
11/30/2019	$9,712	$10,508	$10,615
12/31/2019	$9,901	$10,797	$10,935
1/31/2020	$9,434	$10,565	$10,931
2/29/2020	$8,455	$9,541	$10,031
3/31/2020	$6,321	$7,911	$8,792
4/30/2020	$7,319	$8,800	$9,919
5/31/2020	$7,811	$9,102	$10,392
6/30/2020	$8,152	$9,041	$10,598
7/31/2020	$8,278	$9,399	$11,196
8/31/2020	$8,607	$9,787	$12,001
9/30/2020	$8,323	$9,547	$11,545
10/31/2020	$8,177	$9,422	$11,238
11/30/2020	$9,773	$10,689	$12,468
12/31/2020	$10,357	$11,099	$12,947
1/31/2021	$10,344	$10,997	$12,816
2/28/2021	$11,030	$11,662	$13,170
3/31/2021	$11,856	$12,348	$13,746
4/30/2021	$12,313	$12,842	$14,480
5/31/2021	$12,636	$13,142	$14,581
6/30/2021	$12,448	$12,991	$14,922
7/31/2021	$12,381	$13,095	$15,276
8/31/2021	$12,717	$13,355	$15,741
9/30/2021	$12,401	$12,890	$15,008
10/31/2021	$12,797	$13,544	$16,060
11/30/2021	$12,442	$13,067	$15,949
12/31/2021	$13,234	$13,891	$16,663
1/31/2022	$13,045	$13,568	$15,801
2/28/2022	$13,096	$13,410	$15,328
3/31/2022	$13,027	$13,789	$15,897
4/30/2022	$11,969	$13,011	$14,511
5/31/2022	$12,597	$13,264	$14,538
6/30/2022	$11,272	$12,105	$13,338
7/31/2022	$11,814	$12,908	$14,567
8/31/2022	$11,496	$12,523	$13,973
9/30/2022	$10,480	$11,425	$12,686
10/31/2022	$11,685	$12,596	$13,713
11/30/2022	$12,478	$13,384	$14,480
12/31/2022	$11,864	$12,844	$13,646
1/31/2023	$12,552	$13,510	$14,503
2/28/2023	$12,233	$13,033	$14,149
3/31/2023	$11,754	$12,973	$14,669
4/30/2023	$11,926	$13,169	$14,898
5/31/2023	$11,386	$12,661	$14,962
6/30/2023	$12,208	$13,502	$15,951
7/31/2023	$12,883	$13,977	$16,463
8/31/2023	$12,515	$13,599	$16,201
9/30/2023	$12,036	$13,075	$15,429
10/31/2023	$11,754	$12,613	$15,104
11/30/2023	$12,871	$13,565	$16,484
12/31/2023	$13,533	$14,316	$17,233
1/31/2024	$13,693	$14,331	$17,522
2/29/2024	$14,564	$14,860	$18,458
3/31/2024	$15,324	$15,603	$19,052
4/30/2024	$14,662	$14,936	$18,274
5/31/2024	$15,153	$15,410	$19,180
6/30/2024	$15,153	$15,265	$19,868
7/31/2024	$15,791	$16,045	$20,110
8/31/2024	$16,171	$16,476	$20,598
9/30/2024	$16,281	$16,704	$21,037
10/31/2024	$16,380	$16,521	$20,847

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class A at NAV	39.35%	12.07%	11.10%
Class A with sales charge	31.40%	10.75%	9.85%
Russell 1000 Value Index	30.98%	10.14%	10.03%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.01%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 31,884,903
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$31,884,903
# of Portfolio Holdings	31
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.84%
Consumer Discretionary	5.50%
Consumer Staples	6.48%
Energy	8.27%
Financials	23.31%
Health Care	12.31%
Industrials	16.72%
Information Technology	15.26%
Materials	3.80%
Real Estate	3.62%
Repurchase Agreements	0.89%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209875
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class C
Trading Symbol	LCFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.71%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 38.34%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Carlsberg AS.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,327	$9,706	$9,842
9/30/2019	$9,907	$10,052	$10,026
10/31/2019	$9,813	$10,193	$10,243
11/30/2019	$10,279	$10,508	$10,615
12/31/2019	$10,473	$10,797	$10,935
1/31/2020	$9,972	$10,565	$10,931
2/29/2020	$8,929	$9,541	$10,031
3/31/2020	$6,677	$7,911	$8,792
4/30/2020	$7,719	$8,800	$9,919
5/31/2020	$8,241	$9,102	$10,392
6/30/2020	$8,595	$9,041	$10,598
7/31/2020	$8,715	$9,399	$11,196
8/31/2020	$9,063	$9,787	$12,001
9/30/2020	$8,755	$9,547	$11,545
10/31/2020	$8,602	$9,422	$11,238
11/30/2020	$10,273	$10,689	$12,468
12/31/2020	$10,879	$11,099	$12,947
1/31/2021	$10,851	$10,997	$12,816
2/28/2021	$11,569	$11,662	$13,170
3/31/2021	$12,428	$12,348	$13,746
4/30/2021	$12,900	$12,842	$14,480
5/31/2021	$13,231	$13,142	$14,581
6/30/2021	$13,020	$12,991	$14,922
7/31/2021	$12,942	$13,095	$15,276
8/31/2021	$13,294	$13,355	$15,741
9/30/2021	$12,949	$12,890	$15,008
10/31/2021	$13,358	$13,544	$16,060
11/30/2021	$12,985	$13,067	$15,949
12/31/2021	$13,793	$13,891	$16,663
1/31/2022	$13,586	$13,568	$15,801
2/28/2022	$13,631	$13,410	$15,328
3/31/2022	$13,550	$13,789	$15,897
4/30/2022	$12,446	$13,011	$14,511
5/31/2022	$13,084	$13,264	$14,538
6/30/2022	$11,711	$12,105	$13,338
7/31/2022	$12,258	$12,908	$14,567
8/31/2022	$11,917	$12,523	$13,973
9/30/2022	$10,858	$11,425	$12,686
10/31/2022	$12,105	$12,596	$13,713
11/30/2022	$12,917	$13,384	$14,480
12/31/2022	$12,270	$12,844	$13,646
1/31/2023	$12,980	$13,510	$14,503
2/28/2023	$12,638	$13,033	$14,149
3/31/2023	$12,143	$12,973	$14,669
4/30/2023	$12,295	$13,169	$14,898
5/31/2023	$11,750	$12,661	$14,962
6/30/2023	$12,574	$13,502	$15,951
7/31/2023	$13,272	$13,977	$16,463
8/31/2023	$12,892	$13,599	$16,201
9/30/2023	$12,384	$13,075	$15,429
10/31/2023	$12,080	$12,613	$15,104
11/30/2023	$13,222	$13,565	$16,484
12/31/2023	$13,894	$14,316	$17,233
1/31/2024	$14,046	$14,331	$17,522
2/29/2024	$14,935	$14,860	$18,458
3/31/2024	$15,709	$15,603	$19,052
4/30/2024	$15,023	$14,936	$18,274
5/31/2024	$15,518	$15,410	$19,180
6/30/2024	$15,506	$15,265	$19,868
7/31/2024	$16,153	$16,045	$20,110
8/31/2024	$16,521	$16,476	$20,598
9/30/2024	$16,622	$16,704	$21,037
10/31/2024	$16,711	$16,521	$20,847

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class C at NAV	38.34%	11.23%	10.27%
Class C with sales charge	37.34%	11.23%	10.27%
Russell 1000 Value Index	30.98%	10.14%	10.03%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.01%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 31,884,903
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$31,884,903
# of Portfolio Holdings	31
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.84%
Consumer Discretionary	5.50%
Consumer Staples	6.48%
Energy	8.27%
Financials	23.31%
Health Care	12.31%
Industrials	16.72%
Information Technology	15.26%
Materials	3.80%
Real Estate	3.62%
Repurchase Agreements	0.89%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209876
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class F
Trading Symbol	LFFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$85	0.71%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 39.78%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Carlsberg AS.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,340	$9,706	$9,842
9/30/2019	$9,927	$10,052	$10,026
10/31/2019	$9,840	$10,193	$10,243
11/30/2019	$10,314	$10,508	$10,615
12/31/2019	$10,515	$10,797	$10,935
1/31/2020	$10,018	$10,565	$10,931
2/29/2020	$8,986	$9,541	$10,031
3/31/2020	$6,719	$7,911	$8,792
4/30/2020	$7,779	$8,800	$9,919
5/31/2020	$8,309	$9,102	$10,392
6/30/2020	$8,671	$9,041	$10,598
7/31/2020	$8,805	$9,399	$11,196
8/31/2020	$9,160	$9,787	$12,001
9/30/2020	$8,852	$9,547	$11,545
10/31/2020	$8,704	$9,422	$11,238
11/30/2020	$10,409	$10,689	$12,468
12/31/2020	$11,026	$11,099	$12,947
1/31/2021	$11,012	$10,997	$12,816
2/28/2021	$11,744	$11,662	$13,170
3/31/2021	$12,631	$12,348	$13,746
4/30/2021	$13,114	$12,842	$14,480
5/31/2021	$13,462	$13,142	$14,581
6/30/2021	$13,263	$12,991	$14,922
7/31/2021	$13,199	$13,095	$15,276
8/31/2021	$13,561	$13,355	$15,741
9/30/2021	$13,228	$12,890	$15,008
10/31/2021	$13,646	$13,544	$16,060
11/30/2021	$13,278	$13,067	$15,949
12/31/2021	$14,122	$13,891	$16,663
1/31/2022	$13,922	$13,568	$15,801
2/28/2022	$13,977	$13,410	$15,328
3/31/2022	$13,904	$13,789	$15,897
4/30/2022	$12,780	$13,011	$14,511
5/31/2022	$13,451	$13,264	$14,538
6/30/2022	$12,045	$12,105	$13,338
7/31/2022	$12,625	$12,908	$14,567
8/31/2022	$12,281	$12,523	$13,973
9/30/2022	$11,201	$11,425	$12,686
10/31/2022	$12,489	$12,596	$13,713
11/30/2022	$13,350	$13,384	$14,480
12/31/2022	$12,693	$12,844	$13,646
1/31/2023	$13,427	$13,510	$14,503
2/28/2023	$13,093	$13,033	$14,149
3/31/2023	$12,578	$12,973	$14,669
4/30/2023	$12,758	$13,169	$14,898
5/31/2023	$12,191	$12,661	$14,962
6/30/2023	$13,067	$13,502	$15,951
7/31/2023	$13,801	$13,977	$16,463
8/31/2023	$13,414	$13,599	$16,201
9/30/2023	$12,899	$13,075	$15,429
10/31/2023	$12,590	$12,613	$15,104
11/30/2023	$13,788	$13,565	$16,484
12/31/2023	$14,509	$14,316	$17,233
1/31/2024	$14,676	$14,331	$17,522
2/29/2024	$15,616	$14,860	$18,458
3/31/2024	$16,440	$15,603	$19,052
4/30/2024	$15,732	$14,936	$18,274
5/31/2024	$16,259	$15,410	$19,180
6/30/2024	$16,272	$15,265	$19,868
7/31/2024	$16,955	$16,045	$20,110
8/31/2024	$17,367	$16,476	$20,598
9/30/2024	$17,495	$16,704	$21,037
10/31/2024	$17,598	$16,521	$20,847

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class F at NAV	39.78%	12.33%	11.36%
Russell 1000 Value Index	30.98%	10.14%	10.03%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.01%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 31,884,903
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$31,884,903
# of Portfolio Holdings	31
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.84%
Consumer Discretionary	5.50%
Consumer Staples	6.48%
Energy	8.27%
Financials	23.31%
Health Care	12.31%
Industrials	16.72%
Information Technology	15.26%
Materials	3.80%
Real Estate	3.62%
Repurchase Agreements	0.89%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209877
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class F3
Trading Symbol	LOFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$80	0.67%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 39.77%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Carlsberg AS.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,340	$9,706	$9,842
9/30/2019	$9,927	$10,052	$10,026
10/31/2019	$9,840	$10,193	$10,243
11/30/2019	$10,318	$10,508	$10,615
12/31/2019	$10,519	$10,797	$10,935
1/31/2020	$10,023	$10,565	$10,931
2/29/2020	$8,990	$9,541	$10,031
3/31/2020	$6,722	$7,911	$8,792
4/30/2020	$7,782	$8,800	$9,919
5/31/2020	$8,312	$9,102	$10,392
6/30/2020	$8,675	$9,041	$10,598
7/31/2020	$8,815	$9,399	$11,196
8/31/2020	$9,164	$9,787	$12,001
9/30/2020	$8,862	$9,547	$11,545
10/31/2020	$8,708	$9,422	$11,238
11/30/2020	$10,416	$10,689	$12,468
12/31/2020	$11,038	$11,099	$12,947
1/31/2021	$11,024	$10,997	$12,816
2/28/2021	$11,754	$11,662	$13,170
3/31/2021	$12,641	$12,348	$13,746
4/30/2021	$13,127	$12,842	$14,480
5/31/2021	$13,478	$13,142	$14,581
6/30/2021	$13,278	$12,991	$14,922
7/31/2021	$13,206	$13,095	$15,276
8/31/2021	$13,571	$13,355	$15,741
9/30/2021	$13,235	$12,890	$15,008
10/31/2021	$13,664	$13,544	$16,060
11/30/2021	$13,293	$13,067	$15,949
12/31/2021	$14,137	$13,891	$16,663
1/31/2022	$13,935	$13,568	$15,801
2/28/2022	$13,990	$13,410	$15,328
3/31/2022	$13,926	$13,789	$15,897
4/30/2022	$12,798	$13,011	$14,511
5/31/2022	$13,467	$13,264	$14,538
6/30/2022	$12,056	$12,105	$13,338
7/31/2022	$12,633	$12,908	$14,567
8/31/2022	$12,294	$12,523	$13,973
9/30/2022	$11,212	$11,425	$12,686
10/31/2022	$12,505	$12,596	$13,713
11/30/2022	$13,353	$13,384	$14,480
12/31/2022	$12,699	$12,844	$13,646
1/31/2023	$13,445	$13,510	$14,503
2/28/2023	$13,105	$13,033	$14,149
3/31/2023	$12,594	$12,973	$14,669
4/30/2023	$12,777	$13,169	$14,898
5/31/2023	$12,201	$12,661	$14,962
6/30/2023	$13,078	$13,502	$15,951
7/31/2023	$13,811	$13,977	$16,463
8/31/2023	$13,432	$13,599	$16,201
9/30/2023	$12,908	$13,075	$15,429
10/31/2023	$12,607	$12,613	$15,104
11/30/2023	$13,811	$13,565	$16,484
12/31/2023	$14,518	$14,316	$17,233
1/31/2024	$14,689	$14,331	$17,522
2/29/2024	$15,644	$14,860	$18,458
3/31/2024	$16,456	$15,603	$19,052
4/30/2024	$15,762	$14,936	$18,274
5/31/2024	$16,286	$15,410	$19,180
6/30/2024	$16,286	$15,265	$19,868
7/31/2024	$16,980	$16,045	$20,110
8/31/2024	$17,385	$16,476	$20,598
9/30/2024	$17,516	$16,704	$21,037
10/31/2024	$17,621	$16,521	$20,847

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class F3 at NAV	39.77%	12.36%	11.39%
Russell 1000 Value Index	30.98%	10.14%	10.03%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.01%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 31,884,903
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$31,884,903
# of Portfolio Holdings	31
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.84%
Consumer Discretionary	5.50%
Consumer Staples	6.48%
Energy	8.27%
Financials	23.31%
Health Care	12.31%
Industrials	16.72%
Information Technology	15.26%
Materials	3.80%
Real Estate	3.62%
Repurchase Agreements	0.89%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209878
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class I
Trading Symbol	LIFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$85	0.71%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 39.68%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Carlsberg AS.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,340	$9,706	$9,842
9/30/2019	$9,927	$10,052	$10,026
10/31/2019	$9,840	$10,193	$10,243
11/30/2019	$10,312	$10,508	$10,615
12/31/2019	$10,519	$10,797	$10,935
1/31/2020	$10,023	$10,565	$10,931
2/29/2020	$8,983	$9,541	$10,031
3/31/2020	$6,722	$7,911	$8,792
4/30/2020	$7,782	$8,800	$9,919
5/31/2020	$8,312	$9,102	$10,392
6/30/2020	$8,675	$9,041	$10,598
7/31/2020	$8,809	$9,399	$11,196
8/31/2020	$9,164	$9,787	$12,001
9/30/2020	$8,862	$9,547	$11,545
10/31/2020	$8,715	$9,422	$11,238
11/30/2020	$10,416	$10,689	$12,468
12/31/2020	$11,038	$11,099	$12,947
1/31/2021	$11,024	$10,997	$12,816
2/28/2021	$11,754	$11,662	$13,170
3/31/2021	$12,641	$12,348	$13,746
4/30/2021	$13,127	$12,842	$14,480
5/31/2021	$13,478	$13,142	$14,581
6/30/2021	$13,277	$12,991	$14,922
7/31/2021	$13,213	$13,095	$15,276
8/31/2021	$13,571	$13,355	$15,741
9/30/2021	$13,242	$12,890	$15,008
10/31/2021	$13,664	$13,544	$16,060
11/30/2021	$13,293	$13,067	$15,949
12/31/2021	$14,137	$13,891	$16,663
1/31/2022	$13,935	$13,568	$15,801
2/28/2022	$13,990	$13,410	$15,328
3/31/2022	$13,917	$13,789	$15,897
4/30/2022	$12,789	$13,011	$14,511
5/31/2022	$13,458	$13,264	$14,538
6/30/2022	$12,056	$12,105	$13,338
7/31/2022	$12,633	$12,908	$14,567
8/31/2022	$12,294	$12,523	$13,973
9/30/2022	$11,212	$11,425	$12,686
10/31/2022	$12,496	$12,596	$13,713
11/30/2022	$13,352	$13,384	$14,480
12/31/2022	$12,695	$12,844	$13,646
1/31/2023	$13,441	$13,510	$14,503
2/28/2023	$13,100	$13,033	$14,149
3/31/2023	$12,594	$12,973	$14,669
4/30/2023	$12,771	$13,169	$14,898
5/31/2023	$12,203	$12,661	$14,962
6/30/2023	$13,074	$13,502	$15,951
7/31/2023	$13,807	$13,977	$16,463
8/31/2023	$13,428	$13,599	$16,201
9/30/2023	$12,910	$13,075	$15,429
10/31/2023	$12,607	$12,613	$15,104
11/30/2023	$13,807	$13,565	$16,484
12/31/2023	$14,514	$14,316	$17,233
1/31/2024	$14,691	$14,331	$17,522
2/29/2024	$15,639	$14,860	$18,458
3/31/2024	$16,447	$15,603	$19,052
4/30/2024	$15,752	$14,936	$18,274
5/31/2024	$16,283	$15,410	$19,180
6/30/2024	$16,283	$15,265	$19,868
7/31/2024	$16,978	$16,045	$20,110
8/31/2024	$17,382	$16,476	$20,598
9/30/2024	$17,508	$16,704	$21,037
10/31/2024	$17,609	$16,521	$20,847

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class I at NAV	39.68%	12.34%	11.38%
Russell 1000 Value Index	30.98%	10.14%	10.03%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.01%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 31,884,903
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$31,884,903
# of Portfolio Holdings	31
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.84%
Consumer Discretionary	5.50%
Consumer Staples	6.48%
Energy	8.27%
Financials	23.31%
Health Care	12.31%
Industrials	16.72%
Information Technology	15.26%
Materials	3.80%
Real Estate	3.62%
Repurchase Agreements	0.89%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209880
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class R3
Trading Symbol	LQFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$145	1.21%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 38.91%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Carlsberg AS.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,333	$9,706	$9,842
9/30/2019	$9,920	$10,052	$10,026
10/31/2019	$9,827	$10,193	$10,243
11/30/2019	$10,297	$10,508	$10,615
12/31/2019	$10,491	$10,797	$10,935
1/31/2020	$9,995	$10,565	$10,931
2/29/2020	$8,958	$9,541	$10,031
3/31/2020	$6,695	$7,911	$8,792
4/30/2020	$7,746	$8,800	$9,919
5/31/2020	$8,275	$9,102	$10,392
6/30/2020	$8,630	$9,041	$10,598
7/31/2020	$8,763	$9,399	$11,196
8/31/2020	$9,105	$9,787	$12,001
9/30/2020	$8,804	$9,547	$11,545
10/31/2020	$8,650	$9,422	$11,238
11/30/2020	$10,337	$10,689	$12,468
12/31/2020	$10,949	$11,099	$12,947
1/31/2021	$10,935	$10,997	$12,816
2/28/2021	$11,653	$11,662	$13,170
3/31/2021	$12,527	$12,348	$13,746
4/30/2021	$13,003	$12,842	$14,480
5/31/2021	$13,345	$13,142	$14,581
6/30/2021	$13,139	$12,991	$14,922
7/31/2021	$13,067	$13,095	$15,276
8/31/2021	$13,423	$13,355	$15,741
9/30/2021	$13,089	$12,890	$15,008
10/31/2021	$13,501	$13,544	$16,060
11/30/2021	$13,127	$13,067	$15,949
12/31/2021	$13,953	$13,891	$16,663
1/31/2022	$13,753	$13,568	$15,801
2/28/2022	$13,798	$13,410	$15,328
3/31/2022	$13,735	$13,789	$15,897
4/30/2022	$12,610	$13,011	$14,511
5/31/2022	$13,272	$13,264	$14,538
6/30/2022	$11,875	$12,105	$13,338
7/31/2022	$12,447	$12,908	$14,567
8/31/2022	$12,102	$12,523	$13,973
9/30/2022	$11,031	$11,425	$12,686
10/31/2022	$12,302	$12,596	$13,713
11/30/2022	$13,139	$13,384	$14,480
12/31/2022	$12,480	$12,844	$13,646
1/31/2023	$13,203	$13,510	$14,503
2/28/2023	$12,867	$13,033	$14,149
3/31/2023	$12,364	$12,973	$14,669
4/30/2023	$12,531	$13,169	$14,898
5/31/2023	$11,976	$12,661	$14,962
6/30/2023	$12,829	$13,502	$15,951
7/31/2023	$13,539	$13,977	$16,463
8/31/2023	$13,152	$13,599	$16,201
9/30/2023	$12,648	$13,075	$15,429
10/31/2023	$12,351	$12,613	$15,104
11/30/2023	$13,513	$13,565	$16,484
12/31/2023	$14,198	$14,316	$17,233
1/31/2024	$14,366	$14,331	$17,522
2/29/2024	$15,283	$14,860	$18,458
3/31/2024	$16,071	$15,603	$19,052
4/30/2024	$15,387	$14,936	$18,274
5/31/2024	$15,890	$15,410	$19,180
6/30/2024	$15,890	$15,265	$19,868
7/31/2024	$16,562	$16,045	$20,110
8/31/2024	$16,950	$16,476	$20,598
9/30/2024	$17,066	$16,704	$21,037
10/31/2024	$17,156	$16,521	$20,847

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class R3 at NAV	38.91%	11.79%	10.82%
Russell 1000 Value Index	30.98%	10.14%	10.03%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.01%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 31,884,903
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$31,884,903
# of Portfolio Holdings	31
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.84%
Consumer Discretionary	5.50%
Consumer Staples	6.48%
Energy	8.27%
Financials	23.31%
Health Care	12.31%
Industrials	16.72%
Information Technology	15.26%
Materials	3.80%
Real Estate	3.62%
Repurchase Agreements	0.89%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209881
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class R4
Trading Symbol	LSFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$115	0.96%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 39.27%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Carlsberg AS.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,333	$9,706	$9,842
9/30/2019	$9,920	$10,052	$10,026
10/31/2019	$9,833	$10,193	$10,243
11/30/2019	$10,307	$10,508	$10,615
12/31/2019	$10,508	$10,797	$10,935
1/31/2020	$10,006	$10,565	$10,931
2/29/2020	$8,967	$9,541	$10,031
3/31/2020	$6,708	$7,911	$8,792
4/30/2020	$7,761	$8,800	$9,919
5/31/2020	$8,290	$9,102	$10,392
6/30/2020	$8,652	$9,041	$10,598
7/31/2020	$8,786	$9,399	$11,196
8/31/2020	$9,134	$9,787	$12,001
9/30/2020	$8,833	$9,547	$11,545
10/31/2020	$8,679	$9,422	$11,238
11/30/2020	$10,377	$10,689	$12,468
12/31/2020	$10,990	$11,099	$12,947
1/31/2021	$10,976	$10,997	$12,816
2/28/2021	$11,703	$11,662	$13,170
3/31/2021	$12,580	$12,348	$13,746
4/30/2021	$13,065	$12,842	$14,480
5/31/2021	$13,408	$13,142	$14,581
6/30/2021	$13,208	$12,991	$14,922
7/31/2021	$13,137	$13,095	$15,276
8/31/2021	$13,493	$13,355	$15,741
9/30/2021	$13,158	$12,890	$15,008
10/31/2021	$13,579	$13,544	$16,060
11/30/2021	$13,205	$13,067	$15,949
12/31/2021	$14,044	$13,891	$16,663
1/31/2022	$13,843	$13,568	$15,801
2/28/2022	$13,889	$13,410	$15,328
3/31/2022	$13,825	$13,789	$15,897
4/30/2022	$12,703	$13,011	$14,511
5/31/2022	$13,360	$13,264	$14,538
6/30/2022	$11,965	$12,105	$13,338
7/31/2022	$12,539	$12,908	$14,567
8/31/2022	$12,202	$12,523	$13,973
9/30/2022	$11,116	$11,425	$12,686
10/31/2022	$12,393	$12,596	$13,713
11/30/2022	$13,243	$13,384	$14,480
12/31/2022	$12,580	$12,844	$13,646
1/31/2023	$13,321	$13,510	$14,503
2/28/2023	$12,983	$13,033	$14,149
3/31/2023	$12,476	$12,973	$14,669
4/30/2023	$12,645	$13,169	$14,898
5/31/2023	$12,086	$12,661	$14,962
6/30/2023	$12,944	$13,502	$15,951
7/31/2023	$13,672	$13,977	$16,463
8/31/2023	$13,282	$13,599	$16,201
9/30/2023	$12,775	$13,075	$15,429
10/31/2023	$12,476	$12,613	$15,104
11/30/2023	$13,646	$13,565	$16,484
12/31/2023	$14,361	$14,316	$17,233
1/31/2024	$14,517	$14,331	$17,522
2/29/2024	$15,452	$14,860	$18,458
3/31/2024	$16,258	$15,603	$19,052
4/30/2024	$15,556	$14,936	$18,274
5/31/2024	$16,076	$15,410	$19,180
6/30/2024	$16,076	$15,265	$19,868
7/31/2024	$16,752	$16,045	$20,110
8/31/2024	$17,155	$16,476	$20,598
9/30/2024	$17,272	$16,704	$21,037
10/31/2024	$17,376	$16,521	$20,847

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class R4 at NAV	39.27%	12.06%	11.09%
Russell 1000 Value Index	30.98%	10.14%	10.03%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.01%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 31,884,903
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$31,884,903
# of Portfolio Holdings	31
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.84%
Consumer Discretionary	5.50%
Consumer Staples	6.48%
Energy	8.27%
Financials	23.31%
Health Care	12.31%
Industrials	16.72%
Information Technology	15.26%
Materials	3.80%
Real Estate	3.62%
Repurchase Agreements	0.89%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209882
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class R5
Trading Symbol	LFLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$85	0.71%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 39.67%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Carlsberg AS.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,340	$9,706	$9,842
9/30/2019	$9,927	$10,052	$10,026
10/31/2019	$9,840	$10,193	$10,243
11/30/2019	$10,311	$10,508	$10,615
12/31/2019	$10,519	$10,797	$10,935
1/31/2020	$10,023	$10,565	$10,931
2/29/2020	$8,983	$9,541	$10,031
3/31/2020	$6,722	$7,911	$8,792
4/30/2020	$7,775	$8,800	$9,919
5/31/2020	$8,305	$9,102	$10,392
6/30/2020	$8,674	$9,041	$10,598
7/31/2020	$8,808	$9,399	$11,196
8/31/2020	$9,157	$9,787	$12,001
9/30/2020	$8,855	$9,547	$11,545
10/31/2020	$8,708	$9,422	$11,238
11/30/2020	$10,409	$10,689	$12,468
12/31/2020	$11,031	$11,099	$12,947
1/31/2021	$11,017	$10,997	$12,816
2/28/2021	$11,747	$11,662	$13,170
3/31/2021	$12,634	$12,348	$13,746
4/30/2021	$13,120	$12,842	$14,480
5/31/2021	$13,471	$13,142	$14,581
6/30/2021	$13,270	$12,991	$14,922
7/31/2021	$13,206	$13,095	$15,276
8/31/2021	$13,564	$13,355	$15,741
9/30/2021	$13,235	$12,890	$15,008
10/31/2021	$13,657	$13,544	$16,060
11/30/2021	$13,286	$13,067	$15,949
12/31/2021	$14,130	$13,891	$16,663
1/31/2022	$13,928	$13,568	$15,801
2/28/2022	$13,983	$13,410	$15,328
3/31/2022	$13,919	$13,789	$15,897
4/30/2022	$12,791	$13,011	$14,511
5/31/2022	$13,460	$13,264	$14,538
6/30/2022	$12,057	$12,105	$13,338
7/31/2022	$12,635	$12,908	$14,567
8/31/2022	$12,296	$12,523	$13,973
9/30/2022	$11,205	$11,425	$12,686
10/31/2022	$12,497	$12,596	$13,713
11/30/2022	$13,357	$13,384	$14,480
12/31/2022	$12,689	$12,844	$13,646
1/31/2023	$13,436	$13,510	$14,503
2/28/2023	$13,095	$13,033	$14,149
3/31/2023	$12,585	$12,973	$14,669
4/30/2023	$12,768	$13,169	$14,898
5/31/2023	$12,205	$12,661	$14,962
6/30/2023	$13,082	$13,502	$15,951
7/31/2023	$13,802	$13,977	$16,463
8/31/2023	$13,423	$13,599	$16,201
9/30/2023	$12,912	$13,075	$15,429
10/31/2023	$12,611	$12,613	$15,104
11/30/2023	$13,802	$13,565	$16,484
12/31/2023	$14,510	$14,316	$17,233
1/31/2024	$14,693	$14,331	$17,522
2/29/2024	$15,636	$14,860	$18,458
3/31/2024	$16,448	$15,603	$19,052
4/30/2024	$15,754	$14,936	$18,274
5/31/2024	$16,278	$15,410	$19,180
6/30/2024	$16,278	$15,265	$19,868
7/31/2024	$16,972	$16,045	$20,110
8/31/2024	$17,378	$16,476	$20,598
9/30/2024	$17,508	$16,704	$21,037
10/31/2024	$17,613	$16,521	$20,847

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class R5 at NAV	39.67%	12.35%	11.38%
Russell 1000 Value Index	30.98%	10.14%	10.03%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.01%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 31,884,903
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$31,884,903
# of Portfolio Holdings	31
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.84%
Consumer Discretionary	5.50%
Consumer Staples	6.48%
Energy	8.27%
Financials	23.31%
Health Care	12.31%
Industrials	16.72%
Information Technology	15.26%
Materials	3.80%
Real Estate	3.62%
Repurchase Agreements	0.89%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000209883
Shareholder Report [Line Items]
Fund Name	Lord Abbett Focused Large Cap Value Fund
Class Name	Class R6
Trading Symbol	LVFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Focused Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80	0.67%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 39.83%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Materials sector also contributed to relative performance, led by an overweight allocation to CRH public limited company.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Carlsberg AS.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000 Value Index	S&P 500 Index
7/31/2019	$10,000	$10,000	$10,000
8/31/2019	$9,340	$9,706	$9,842
9/30/2019	$9,927	$10,052	$10,026
10/31/2019	$9,840	$10,193	$10,243
11/30/2019	$10,318	$10,508	$10,615
12/31/2019	$10,519	$10,797	$10,935
1/31/2020	$10,023	$10,565	$10,931
2/29/2020	$8,990	$9,541	$10,031
3/31/2020	$6,722	$7,911	$8,792
4/30/2020	$7,782	$8,800	$9,919
5/31/2020	$8,312	$9,102	$10,392
6/30/2020	$8,681	$9,041	$10,598
7/31/2020	$8,815	$9,399	$11,196
8/31/2020	$9,164	$9,787	$12,001
9/30/2020	$8,862	$9,547	$11,545
10/31/2020	$8,715	$9,422	$11,238
11/30/2020	$10,423	$10,689	$12,468
12/31/2020	$11,045	$11,099	$12,947
1/31/2021	$11,031	$10,997	$12,816
2/28/2021	$11,760	$11,662	$13,170
3/31/2021	$12,647	$12,348	$13,746
4/30/2021	$13,141	$12,842	$14,480
5/31/2021	$13,484	$13,142	$14,581
6/30/2021	$13,284	$12,991	$14,922
7/31/2021	$13,220	$13,095	$15,276
8/31/2021	$13,585	$13,355	$15,741
9/30/2021	$13,248	$12,890	$15,008
10/31/2021	$13,670	$13,544	$16,060
11/30/2021	$13,300	$13,067	$15,949
12/31/2021	$14,143	$13,891	$16,663
1/31/2022	$13,942	$13,568	$15,801
2/28/2022	$13,997	$13,410	$15,328
3/31/2022	$13,932	$13,789	$15,897
4/30/2022	$12,805	$13,011	$14,511
5/31/2022	$13,474	$13,264	$14,538
6/30/2022	$12,063	$12,105	$13,338
7/31/2022	$12,640	$12,908	$14,567
8/31/2022	$12,301	$12,523	$13,973
9/30/2022	$11,219	$11,425	$12,686
10/31/2022	$12,512	$12,596	$13,713
11/30/2022	$13,373	$13,384	$14,480
12/31/2022	$12,706	$12,844	$13,646
1/31/2023	$13,451	$13,510	$14,503
2/28/2023	$13,111	$13,033	$14,149
3/31/2023	$12,601	$12,973	$14,669
4/30/2023	$12,784	$13,169	$14,898
5/31/2023	$12,208	$12,661	$14,962
6/30/2023	$13,085	$13,502	$15,951
7/31/2023	$13,818	$13,977	$16,463
8/31/2023	$13,438	$13,599	$16,201
9/30/2023	$12,915	$13,075	$15,429
10/31/2023	$12,614	$12,613	$15,104
11/30/2023	$13,818	$13,565	$16,484
12/31/2023	$14,538	$14,316	$17,233
1/31/2024	$14,708	$14,331	$17,522
2/29/2024	$15,650	$14,860	$18,458
3/31/2024	$16,461	$15,603	$19,052
4/30/2024	$15,768	$14,936	$18,274
5/31/2024	$16,291	$15,410	$19,180
6/30/2024	$16,304	$15,265	$19,868
7/31/2024	$16,998	$16,045	$20,110
8/31/2024	$17,403	$16,476	$20,598
9/30/2024	$17,534	$16,704	$21,037
10/31/2024	$17,639	$16,521	$20,847

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class R6 at NAV	39.83%	12.38%	11.41%
Russell 1000 Value Index	30.98%	10.14%	10.03%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	15.01%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 31,884,903
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$31,884,903
# of Portfolio Holdings	31
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.84%
Consumer Discretionary	5.50%
Consumer Staples	6.48%
Energy	8.27%
Financials	23.31%
Health Care	12.31%
Industrials	16.72%
Information Technology	15.26%
Materials	3.80%
Real Estate	3.62%
Repurchase Agreements	0.89%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019515
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class A
Trading Symbol	LDFVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	0.95%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.90%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2014	$9,423	$10,000	$10,000	$10,000	$10,000
11/30/2014	$9,598	$10,205	$10,185	$10,242	$10,269
12/31/2014	$9,641	$10,267	$10,264	$10,242	$10,243
1/31/2015	$9,305	$9,857	$9,852	$9,957	$9,936
2/28/2015	$9,698	$10,334	$10,328	$10,534	$10,507
3/31/2015	$9,598	$10,193	$10,211	$10,427	$10,340
4/30/2015	$9,677	$10,289	$10,282	$10,474	$10,440
5/31/2015	$9,849	$10,412	$10,403	$10,619	$10,574
6/30/2015	$9,677	$10,204	$10,212	$10,441	$10,369
7/31/2015	$9,727	$10,249	$10,230	$10,616	$10,586
8/31/2015	$9,090	$9,639	$9,629	$9,975	$9,948
9/30/2015	$8,832	$9,348	$9,335	$9,684	$9,702
10/31/2015	$9,534	$10,053	$10,024	$10,449	$10,520
11/30/2015	$9,553	$10,091	$10,082	$10,507	$10,551
12/31/2015	$9,338	$9,874	$9,840	$10,291	$10,385
1/31/2016	$8,815	$9,364	$9,320	$9,711	$9,869
2/29/2016	$8,751	$9,362	$9,322	$9,707	$9,856
3/31/2016	$9,299	$10,036	$10,002	$10,391	$10,525
4/30/2016	$9,568	$10,247	$10,212	$10,455	$10,566
5/31/2016	$9,735	$10,406	$10,373	$10,642	$10,755
6/30/2016	$9,735	$10,496	$10,459	$10,664	$10,783
7/31/2016	$9,997	$10,801	$10,781	$11,087	$11,181
8/31/2016	$10,092	$10,884	$10,878	$11,116	$11,196
9/30/2016	$10,108	$10,861	$10,864	$11,133	$11,199
10/31/2016	$9,949	$10,693	$10,681	$10,892	$10,994
11/30/2016	$10,591	$11,304	$11,352	$11,380	$11,401
12/31/2016	$10,808	$11,587	$11,651	$11,602	$11,627
1/31/2017	$10,875	$11,669	$11,720	$11,820	$11,847
2/28/2017	$11,159	$12,089	$12,121	$12,260	$12,318
3/31/2017	$10,975	$11,965	$11,999	$12,268	$12,332
4/30/2017	$11,009	$11,943	$11,982	$12,398	$12,459
5/31/2017	$11,050	$11,931	$11,942	$12,525	$12,634
6/30/2017	$11,218	$12,126	$12,154	$12,638	$12,713
7/31/2017	$11,318	$12,287	$12,309	$12,876	$12,974
8/31/2017	$11,234	$12,144	$12,154	$12,901	$13,014
9/30/2017	$11,568	$12,504	$12,551	$13,216	$13,283
10/31/2017	$11,685	$12,595	$12,636	$13,504	$13,593
11/30/2017	$12,059	$12,980	$13,021	$13,914	$14,009
12/31/2017	$12,210	$13,170	$13,188	$14,053	$14,165
1/31/2018	$12,775	$13,679	$13,672	$14,794	$14,976
2/28/2018	$12,125	$13,026	$13,017	$14,249	$14,424
3/31/2018	$11,908	$12,797	$12,816	$13,963	$14,058
4/30/2018	$11,870	$12,839	$12,872	$14,016	$14,112
5/31/2018	$11,898	$12,915	$12,999	$14,412	$14,451
6/30/2018	$11,842	$12,947	$13,035	$14,506	$14,540
7/31/2018	$12,351	$13,460	$13,529	$14,987	$15,081
8/31/2018	$12,549	$13,659	$13,738	$15,514	$15,573
9/30/2018	$12,587	$13,686	$13,738	$15,539	$15,662
10/31/2018	$11,917	$12,977	$12,988	$14,395	$14,591
11/30/2018	$12,282	$13,364	$13,363	$14,683	$14,888
12/31/2018	$11,178	$12,081	$12,057	$13,317	$13,544
1/31/2019	$11,952	$13,021	$13,021	$14,460	$14,629
2/28/2019	$12,313	$13,438	$13,444	$14,968	$15,099
3/31/2019	$12,396	$13,523	$13,496	$15,187	$15,393
4/30/2019	$12,850	$14,003	$13,976	$15,793	$16,016
5/31/2019	$11,849	$13,102	$13,061	$14,771	$14,998
6/30/2019	$12,664	$14,043	$13,992	$15,809	$16,055
7/31/2019	$12,881	$14,159	$14,101	$16,044	$16,286
8/31/2019	$12,458	$13,743	$13,662	$15,717	$16,028
9/30/2019	$12,912	$14,233	$14,163	$15,993	$16,328
10/31/2019	$12,933	$14,432	$14,371	$16,337	$16,681
11/30/2019	$13,401	$14,878	$14,808	$16,958	$17,287
12/31/2019	$13,722	$15,288	$15,222	$17,447	$17,809
1/31/2020	$13,332	$14,959	$14,862	$17,428	$17,802
2/29/2020	$12,071	$13,510	$13,423	$16,001	$16,336
3/31/2020	$10,031	$11,201	$11,063	$13,801	$14,319
4/30/2020	$11,165	$12,460	$12,314	$15,629	$16,154
5/31/2020	$11,670	$12,888	$12,732	$16,465	$16,923
6/30/2020	$11,693	$12,802	$12,673	$16,841	$17,260
7/31/2020	$12,128	$13,308	$13,161	$17,797	$18,233
8/31/2020	$12,690	$13,858	$13,714	$19,087	$19,544
9/30/2020	$12,197	$13,518	$13,360	$18,392	$18,801
10/31/2020	$12,106	$13,340	$13,221	$17,995	$18,301
11/30/2020	$13,629	$15,135	$15,045	$20,184	$20,305
12/31/2020	$14,084	$15,715	$15,660	$21,092	$21,085
1/31/2021	$14,014	$15,571	$15,579	$20,998	$20,872
2/28/2021	$14,761	$16,512	$16,556	$21,654	$21,448
3/31/2021	$15,554	$17,484	$17,522	$22,431	$22,387
4/30/2021	$16,184	$18,183	$18,198	$23,587	$23,582
5/31/2021	$16,499	$18,607	$18,633	$23,695	$23,747
6/30/2021	$16,348	$18,394	$18,427	$24,279	$24,301
7/31/2021	$16,546	$18,541	$18,519	$24,689	$24,878
8/31/2021	$17,071	$18,909	$18,895	$25,393	$25,635
9/30/2021	$16,581	$18,251	$18,256	$24,254	$24,443
10/31/2021	$17,538	$19,178	$19,167	$25,894	$26,155
11/30/2021	$17,133	$18,502	$18,493	$25,500	$25,974
12/31/2021	$18,170	$19,669	$19,633	$26,504	$27,138
1/31/2022	$17,632	$19,211	$19,131	$24,945	$25,734
2/28/2022	$17,514	$18,988	$18,943	$24,317	$24,963
3/31/2022	$17,724	$19,524	$19,467	$25,105	$25,890
4/30/2022	$16,541	$18,423	$18,342	$22,852	$23,632
5/31/2022	$16,857	$18,781	$18,699	$22,822	$23,676
6/30/2022	$15,333	$17,140	$17,052	$20,912	$21,721
7/31/2022	$16,305	$18,276	$18,214	$22,874	$23,724
8/31/2022	$16,003	$17,732	$17,669	$22,021	$22,757
9/30/2022	$14,715	$16,177	$16,104	$19,979	$20,661
10/31/2022	$16,344	$17,836	$17,778	$21,617	$22,334
11/30/2022	$17,242	$18,950	$18,854	$22,745	$23,582
12/31/2022	$16,453	$18,186	$18,066	$21,414	$22,223
1/31/2023	$17,228	$19,129	$19,048	$22,888	$23,619
2/28/2023	$16,854	$18,454	$18,390	$22,353	$23,043
3/31/2023	$16,481	$18,369	$18,231	$22,951	$23,889
4/30/2023	$16,771	$18,646	$18,465	$23,196	$24,262
5/31/2023	$16,162	$17,927	$17,771	$23,286	$24,367
6/30/2023	$17,269	$19,118	$18,965	$24,876	$25,977
7/31/2023	$18,030	$19,790	$19,676	$25,768	$26,812
8/31/2023	$17,629	$19,256	$19,120	$25,270	$26,385
9/30/2023	$16,868	$18,513	$18,367	$24,067	$25,127
10/31/2023	$16,495	$17,860	$17,693	$23,429	$24,599
11/30/2023	$17,812	$19,207	$19,043	$25,613	$26,845
12/31/2023	$18,608	$20,271	$20,172	$26,972	$28,065
1/31/2024	$18,775	$20,292	$20,136	$27,271	$28,536
2/29/2024	$19,836	$21,041	$20,874	$28,747	$30,060
3/31/2024	$20,925	$22,092	$21,911	$29,674	$31,027
4/30/2024	$20,046	$21,149	$20,949	$28,369	$29,760
5/31/2024	$20,702	$21,819	$21,630	$29,709	$31,236
6/30/2024	$20,646	$21,614	$21,418	$30,629	$32,356
7/31/2024	$21,609	$22,719	$22,587	$31,198	$32,750
8/31/2024	$22,084	$23,328	$23,139	$31,877	$33,545
9/30/2024	$22,209	$23,652	$23,445	$32,537	$34,261
10/31/2024	$22,251	$23,392	$23,182	$32,298	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	34.90%	11.46%	8.97%
Class A with sales charge	27.12%	10.16%	8.33%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 3000 Value Index	31.02%	10.04%	8.77%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,961,501,153
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 10,391,229
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$1,961,501,153
# of Portfolio Holdings	60
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$10,391,229

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.88%
Consumer Discretionary	6.52%
Consumer Staples	3.30%
Energy	7.23%
Financials	28.34%
Health Care	15.69%
Industrials	14.38%
Information Technology	8.96%
Materials	4.07%
Real Estate	3.97%
Utilities	3.95%
Repurchase Agreements	0.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019517
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class C
Trading Symbol	GILAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.70%

Expenses Paid, Amount	$ 199
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 33.86%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,180	$10,205	$10,185	$10,242	$10,269
12/31/2014	$10,221	$10,267	$10,264	$10,242	$10,243
1/31/2015	$9,858	$9,857	$9,852	$9,957	$9,936
2/28/2015	$10,263	$10,334	$10,328	$10,534	$10,507
3/31/2015	$10,155	$10,193	$10,211	$10,427	$10,340
4/30/2015	$10,230	$10,289	$10,282	$10,474	$10,440
5/31/2015	$10,403	$10,412	$10,403	$10,619	$10,574
6/30/2015	$10,221	$10,204	$10,212	$10,441	$10,369
7/31/2015	$10,263	$10,249	$10,230	$10,616	$10,586
8/31/2015	$9,593	$9,639	$9,629	$9,975	$9,948
9/30/2015	$9,304	$9,348	$9,335	$9,684	$9,702
10/31/2015	$10,040	$10,053	$10,024	$10,449	$10,520
11/30/2015	$10,061	$10,091	$10,082	$10,507	$10,551
12/31/2015	$9,822	$9,874	$9,840	$10,291	$10,385
1/31/2016	$9,262	$9,364	$9,320	$9,711	$9,869
2/29/2016	$9,189	$9,362	$9,322	$9,707	$9,856
3/31/2016	$9,767	$10,036	$10,002	$10,391	$10,525
4/30/2016	$10,042	$10,247	$10,212	$10,455	$10,566
5/31/2016	$10,217	$10,406	$10,373	$10,642	$10,755
6/30/2016	$10,208	$10,496	$10,459	$10,664	$10,783
7/31/2016	$10,465	$10,801	$10,781	$11,087	$11,181
8/31/2016	$10,566	$10,884	$10,878	$11,116	$11,196
9/30/2016	$10,575	$10,861	$10,864	$11,133	$11,199
10/31/2016	$10,400	$10,693	$10,681	$10,892	$10,994
11/30/2016	$11,069	$11,304	$11,352	$11,380	$11,401
12/31/2016	$11,282	$11,587	$11,651	$11,602	$11,627
1/31/2017	$11,349	$11,669	$11,720	$11,820	$11,847
2/28/2017	$11,648	$12,089	$12,121	$12,260	$12,318
3/31/2017	$11,436	$11,965	$11,999	$12,268	$12,332
4/30/2017	$11,474	$11,943	$11,982	$12,398	$12,459
5/31/2017	$11,503	$11,931	$11,942	$12,525	$12,634
6/30/2017	$11,667	$12,126	$12,154	$12,638	$12,713
7/31/2017	$11,764	$12,287	$12,309	$12,876	$12,974
8/31/2017	$11,677	$12,144	$12,154	$12,901	$13,014
9/30/2017	$12,014	$12,504	$12,551	$13,216	$13,283
10/31/2017	$12,130	$12,595	$12,636	$13,504	$13,593
11/30/2017	$12,506	$12,980	$13,021	$13,914	$14,009
12/31/2017	$12,648	$13,170	$13,188	$14,053	$14,165
1/31/2018	$13,228	$13,679	$13,672	$14,794	$14,976
2/28/2018	$12,550	$13,026	$13,017	$14,249	$14,424
3/31/2018	$12,320	$12,797	$12,816	$13,963	$14,058
4/30/2018	$12,276	$12,839	$12,872	$14,016	$14,112
5/31/2018	$12,298	$12,915	$12,999	$14,412	$14,451
6/30/2018	$12,233	$12,947	$13,035	$14,506	$14,540
7/31/2018	$12,747	$13,460	$13,529	$14,987	$15,081
8/31/2018	$12,944	$13,659	$13,738	$15,514	$15,573
9/30/2018	$12,977	$13,686	$13,738	$15,539	$15,662
10/31/2018	$12,276	$12,977	$12,988	$14,395	$14,591
11/30/2018	$12,649	$13,364	$13,363	$14,683	$14,888
12/31/2018	$11,499	$12,081	$12,057	$13,317	$13,544
1/31/2019	$12,289	$13,021	$13,021	$14,460	$14,629
2/28/2019	$12,660	$13,438	$13,444	$14,968	$15,099
3/31/2019	$12,732	$13,523	$13,496	$15,187	$15,393
4/30/2019	$13,188	$14,003	$13,976	$15,793	$16,016
5/31/2019	$12,145	$13,102	$13,061	$14,771	$14,998
6/30/2019	$12,984	$14,043	$13,992	$15,809	$16,055
7/31/2019	$13,199	$14,159	$14,101	$16,044	$16,286
8/31/2019	$12,744	$13,743	$13,662	$15,717	$16,028
9/30/2019	$13,199	$14,233	$14,163	$15,993	$16,328
10/31/2019	$13,223	$14,432	$14,371	$16,337	$16,681
11/30/2019	$13,680	$14,878	$14,808	$16,958	$17,287
12/31/2019	$14,001	$15,288	$15,222	$17,447	$17,809
1/31/2020	$13,599	$14,959	$14,862	$17,428	$17,802
2/29/2020	$12,302	$13,510	$13,423	$16,001	$16,336
3/31/2020	$10,216	$11,201	$11,063	$13,801	$14,319
4/30/2020	$11,366	$12,460	$12,314	$15,629	$16,154
5/31/2020	$11,874	$12,888	$12,732	$16,465	$16,923
6/30/2020	$11,888	$12,802	$12,673	$16,841	$17,260
7/31/2020	$12,329	$13,308	$13,161	$17,797	$18,233
8/31/2020	$12,891	$13,858	$13,714	$19,087	$19,544
9/30/2020	$12,383	$13,518	$13,360	$18,392	$18,801
10/31/2020	$12,289	$13,340	$13,221	$17,995	$18,301
11/30/2020	$13,822	$15,135	$15,045	$20,184	$20,305
12/31/2020	$14,281	$15,715	$15,660	$21,092	$21,085
1/31/2021	$14,200	$15,571	$15,579	$20,998	$20,872
2/28/2021	$14,942	$16,512	$16,556	$21,654	$21,448
3/31/2021	$15,737	$17,484	$17,522	$22,431	$22,387
4/30/2021	$16,358	$18,183	$18,198	$23,587	$23,582
5/31/2021	$16,668	$18,607	$18,633	$23,695	$23,747
6/30/2021	$16,506	$18,394	$18,427	$24,279	$24,301
7/31/2021	$16,695	$18,541	$18,519	$24,689	$24,878
8/31/2021	$17,207	$18,909	$18,895	$25,393	$25,635
9/30/2021	$16,708	$18,251	$18,256	$24,254	$24,443
10/31/2021	$17,666	$19,178	$19,167	$25,894	$26,155
11/30/2021	$17,246	$18,502	$18,493	$25,500	$25,974
12/31/2021	$18,273	$19,669	$19,633	$26,504	$27,138
1/31/2022	$17,721	$19,211	$19,131	$24,945	$25,734
2/28/2022	$17,598	$18,988	$18,943	$24,317	$24,963
3/31/2022	$17,798	$19,524	$19,467	$25,105	$25,890
4/30/2022	$16,602	$18,423	$18,342	$22,852	$23,632
5/31/2022	$16,909	$18,781	$18,699	$22,822	$23,676
6/30/2022	$15,360	$17,140	$17,052	$20,912	$21,721
7/31/2022	$16,326	$18,276	$18,214	$22,874	$23,724
8/31/2022	$16,019	$17,732	$17,669	$22,021	$22,757
9/30/2022	$14,716	$16,177	$16,104	$19,979	$20,661
10/31/2022	$16,341	$17,836	$17,778	$21,617	$22,334
11/30/2022	$17,222	$18,950	$18,854	$22,745	$23,582
12/31/2022	$16,431	$18,186	$18,066	$21,414	$22,223
1/31/2023	$17,190	$19,129	$19,048	$22,888	$23,619
2/28/2023	$16,802	$18,454	$18,390	$22,353	$23,043
3/31/2023	$16,414	$18,369	$18,231	$22,951	$23,889
4/30/2023	$16,705	$18,646	$18,465	$23,196	$24,262
5/31/2023	$16,075	$17,927	$17,771	$23,286	$24,367
6/30/2023	$17,174	$19,118	$18,965	$24,876	$25,977
7/31/2023	$17,917	$19,790	$19,676	$25,768	$26,812
8/31/2023	$17,513	$19,256	$19,120	$25,270	$26,385
9/30/2023	$16,737	$18,513	$18,367	$24,067	$25,127
10/31/2023	$16,366	$17,860	$17,693	$23,429	$24,599
11/30/2023	$17,653	$19,207	$19,043	$25,613	$26,845
12/31/2023	$18,445	$20,271	$20,172	$26,972	$28,065
1/31/2024	$18,591	$20,292	$20,136	$27,271	$28,536
2/29/2024	$19,627	$21,041	$20,874	$28,747	$30,060
3/31/2024	$20,695	$22,092	$21,911	$29,674	$31,027
4/30/2024	$19,805	$21,149	$20,949	$28,369	$29,760
5/31/2024	$20,452	$21,819	$21,630	$29,709	$31,236
6/30/2024	$20,371	$21,614	$21,418	$30,629	$32,356
7/31/2024	$21,326	$22,719	$22,587	$31,198	$32,750
8/31/2024	$21,779	$23,328	$23,139	$31,877	$33,545
9/30/2024	$21,892	$23,652	$23,445	$32,537	$34,261
10/31/2024	$21,908	$23,392	$23,182	$32,298	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	33.86%	10.62%	8.16%
Class C with sales charge	32.86%	10.62%	8.16%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 3000 Value Index	31.02%	10.04%	8.77%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,961,501,153
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 10,391,229
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$1,961,501,153
# of Portfolio Holdings	60
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$10,391,229

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.88%
Consumer Discretionary	6.52%
Consumer Staples	3.30%
Energy	7.23%
Financials	28.34%
Health Care	15.69%
Industrials	14.38%
Information Technology	8.96%
Materials	4.07%
Real Estate	3.97%
Utilities	3.95%
Repurchase Agreements	0.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054922
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class F
Trading Symbol	LAVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$94	0.80%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 35.14%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,181	$10,205	$10,185	$10,242	$10,269
12/31/2014	$10,235	$10,267	$10,264	$10,242	$10,243
1/31/2015	$9,875	$9,857	$9,852	$9,957	$9,936
2/28/2015	$10,296	$10,334	$10,328	$10,534	$10,507
3/31/2015	$10,196	$10,193	$10,211	$10,427	$10,340
4/30/2015	$10,281	$10,289	$10,282	$10,474	$10,440
5/31/2015	$10,457	$10,412	$10,403	$10,619	$10,574
6/30/2015	$10,281	$10,204	$10,212	$10,441	$10,369
7/31/2015	$10,334	$10,249	$10,230	$10,616	$10,586
8/31/2015	$9,660	$9,639	$9,629	$9,975	$9,948
9/30/2015	$9,384	$9,348	$9,335	$9,684	$9,702
10/31/2015	$10,135	$10,053	$10,024	$10,449	$10,520
11/30/2015	$10,155	$10,091	$10,082	$10,507	$10,551
12/31/2015	$9,925	$9,874	$9,840	$10,291	$10,385
1/31/2016	$9,372	$9,364	$9,320	$9,711	$9,869
2/29/2016	$9,304	$9,362	$9,322	$9,707	$9,856
3/31/2016	$9,891	$10,036	$10,002	$10,391	$10,525
4/30/2016	$10,180	$10,247	$10,212	$10,455	$10,566
5/31/2016	$10,359	$10,406	$10,373	$10,642	$10,755
6/30/2016	$10,359	$10,496	$10,459	$10,664	$10,783
7/31/2016	$10,631	$10,801	$10,781	$11,087	$11,181
8/31/2016	$10,742	$10,884	$10,878	$11,116	$11,196
9/30/2016	$10,759	$10,861	$10,864	$11,133	$11,199
10/31/2016	$10,589	$10,693	$10,681	$10,892	$10,994
11/30/2016	$11,278	$11,304	$11,352	$11,380	$11,401
12/31/2016	$11,503	$11,587	$11,651	$11,602	$11,627
1/31/2017	$11,584	$11,669	$11,720	$11,820	$11,847
2/28/2017	$11,889	$12,089	$12,121	$12,260	$12,318
3/31/2017	$11,683	$11,965	$11,999	$12,268	$12,332
4/30/2017	$11,727	$11,943	$11,982	$12,398	$12,459
5/31/2017	$11,772	$11,931	$11,942	$12,525	$12,634
6/30/2017	$11,952	$12,126	$12,154	$12,638	$12,713
7/31/2017	$12,060	$12,287	$12,309	$12,876	$12,974
8/31/2017	$11,979	$12,144	$12,154	$12,901	$13,014
9/30/2017	$12,329	$12,504	$12,551	$13,216	$13,283
10/31/2017	$12,455	$12,595	$12,636	$13,504	$13,593
11/30/2017	$12,858	$12,980	$13,021	$13,914	$14,009
12/31/2017	$13,020	$13,170	$13,188	$14,053	$14,165
1/31/2018	$13,620	$13,679	$13,672	$14,794	$14,976
2/28/2018	$12,929	$13,026	$13,017	$14,249	$14,424
3/31/2018	$12,705	$12,797	$12,816	$13,963	$14,058
4/30/2018	$12,664	$12,839	$12,872	$14,016	$14,112
5/31/2018	$12,695	$12,915	$12,999	$14,412	$14,451
6/30/2018	$12,634	$12,947	$13,035	$14,506	$14,540
7/31/2018	$13,183	$13,460	$13,529	$14,987	$15,081
8/31/2018	$13,396	$13,659	$13,738	$15,514	$15,573
9/30/2018	$13,437	$13,686	$13,738	$15,539	$15,662
10/31/2018	$12,725	$12,977	$12,988	$14,395	$14,591
11/30/2018	$13,119	$13,364	$13,363	$14,683	$14,888
12/31/2018	$11,937	$12,081	$12,057	$13,317	$13,544
1/31/2019	$12,762	$13,021	$13,021	$14,460	$14,629
2/28/2019	$13,153	$13,438	$13,444	$14,968	$15,099
3/31/2019	$13,242	$13,523	$13,496	$15,187	$15,393
4/30/2019	$13,733	$14,003	$13,976	$15,793	$16,016
5/31/2019	$12,662	$13,102	$13,061	$14,771	$14,998
6/30/2019	$13,543	$14,043	$13,992	$15,809	$16,055
7/31/2019	$13,778	$14,159	$14,101	$16,044	$16,286
8/31/2019	$13,309	$13,743	$13,662	$15,717	$16,028
9/30/2019	$13,800	$14,233	$14,163	$15,993	$16,328
10/31/2019	$13,833	$14,432	$14,371	$16,337	$16,681
11/30/2019	$14,327	$14,878	$14,808	$16,958	$17,287
12/31/2019	$14,675	$15,288	$15,222	$17,447	$17,809
1/31/2020	$14,265	$14,959	$14,862	$17,428	$17,802
2/29/2020	$12,911	$13,510	$13,423	$16,001	$16,336
3/31/2020	$10,724	$11,201	$11,063	$13,801	$14,319
4/30/2020	$11,942	$12,460	$12,314	$15,629	$16,154
5/31/2020	$12,488	$12,888	$12,732	$16,465	$16,923
6/30/2020	$12,513	$12,802	$12,673	$16,841	$17,260
7/31/2020	$12,973	$13,308	$13,161	$17,797	$18,233
8/31/2020	$13,582	$13,858	$13,714	$19,087	$19,544
9/30/2020	$13,060	$13,518	$13,360	$18,392	$18,801
10/31/2020	$12,973	$13,340	$13,221	$17,995	$18,301
11/30/2020	$14,595	$15,135	$15,045	$20,184	$20,305
12/31/2020	$15,089	$15,715	$15,660	$21,092	$21,085
1/31/2021	$15,013	$15,571	$15,579	$20,998	$20,872
2/28/2021	$15,811	$16,512	$16,556	$21,654	$21,448
3/31/2021	$16,660	$17,484	$17,522	$22,431	$22,387
4/30/2021	$17,344	$18,183	$18,198	$23,587	$23,582
5/31/2021	$17,686	$18,607	$18,633	$23,695	$23,747
6/30/2021	$17,521	$18,394	$18,427	$24,279	$24,301
7/31/2021	$17,737	$18,541	$18,519	$24,689	$24,878
8/31/2021	$18,294	$18,909	$18,895	$25,393	$25,635
9/30/2021	$17,787	$18,251	$18,256	$24,254	$24,443
10/31/2021	$18,814	$19,178	$19,167	$25,894	$26,155
11/30/2021	$18,373	$18,502	$18,493	$25,500	$25,974
12/31/2021	$19,489	$19,669	$19,633	$26,504	$27,138
1/31/2022	$18,917	$19,211	$19,131	$24,945	$25,734
2/28/2022	$18,788	$18,988	$18,943	$24,317	$24,963
3/31/2022	$19,017	$19,524	$19,467	$25,105	$25,890
4/30/2022	$17,758	$18,423	$18,342	$22,852	$23,632
5/31/2022	$18,101	$18,781	$18,699	$22,822	$23,676
6/30/2022	$16,455	$17,140	$17,052	$20,912	$21,721
7/31/2022	$17,500	$18,276	$18,214	$22,874	$23,724
8/31/2022	$17,185	$17,732	$17,669	$22,021	$22,757
9/30/2022	$15,797	$16,177	$16,104	$19,979	$20,661
10/31/2022	$17,543	$17,836	$17,778	$21,617	$22,334
11/30/2022	$18,528	$18,950	$18,854	$22,745	$23,582
12/31/2022	$17,682	$18,186	$18,066	$21,414	$22,223
1/31/2023	$18,513	$19,129	$19,048	$22,888	$23,619
2/28/2023	$18,105	$18,454	$18,390	$22,353	$23,043
3/31/2023	$17,712	$18,369	$18,231	$22,951	$23,889
4/30/2023	$18,029	$18,646	$18,465	$23,196	$24,262
5/31/2023	$17,365	$17,927	$17,771	$23,286	$24,367
6/30/2023	$18,558	$19,118	$18,965	$24,876	$25,977
7/31/2023	$19,388	$19,790	$19,676	$25,768	$26,812
8/31/2023	$18,951	$19,256	$19,120	$25,270	$26,385
9/30/2023	$18,135	$18,513	$18,367	$24,067	$25,127
10/31/2023	$17,743	$17,860	$17,693	$23,429	$24,599
11/30/2023	$19,157	$19,207	$19,043	$25,613	$26,845
12/31/2023	$20,026	$20,271	$20,172	$26,972	$28,065
1/31/2024	$20,194	$20,292	$20,136	$27,271	$28,536
2/29/2024	$21,353	$21,041	$20,874	$28,747	$30,060
3/31/2024	$22,528	$22,092	$21,911	$29,674	$31,027
4/30/2024	$21,567	$21,149	$20,949	$28,369	$29,760
5/31/2024	$22,284	$21,819	$21,630	$29,709	$31,236
6/30/2024	$22,223	$21,614	$21,418	$30,629	$32,356
7/31/2024	$23,275	$22,719	$22,587	$31,198	$32,750
8/31/2024	$23,794	$23,328	$23,139	$31,877	$33,545
9/30/2024	$23,916	$23,652	$23,445	$32,537	$34,261
10/31/2024	$23,977	$23,392	$23,182	$32,298	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	35.14%	11.63%	9.14%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 3000 Value Index	31.02%	10.04%	8.77%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,961,501,153
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 10,391,229
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$1,961,501,153
# of Portfolio Holdings	60
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$10,391,229

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.88%
Consumer Discretionary	6.52%
Consumer Staples	3.30%
Energy	7.23%
Financials	28.34%
Health Care	15.69%
Industrials	14.38%
Information Technology	8.96%
Materials	4.07%
Real Estate	3.97%
Utilities	3.95%
Repurchase Agreements	0.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000184529
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class F3
Trading Symbol	LDFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$74	0.63%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 35.37%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,030	$9,987	$10,000	$10,128	$10,112
5/31/2017	$10,068	$9,977	$9,966	$10,231	$10,254
6/30/2017	$10,227	$10,140	$10,143	$10,324	$10,318
7/31/2017	$10,317	$10,275	$10,272	$10,518	$10,530
8/31/2017	$10,249	$10,155	$10,143	$10,539	$10,562
9/30/2017	$10,559	$10,456	$10,474	$10,796	$10,780
10/31/2017	$10,665	$10,532	$10,545	$11,031	$11,032
11/30/2017	$11,010	$10,854	$10,867	$11,366	$11,370
12/31/2017	$11,147	$11,013	$11,006	$11,480	$11,496
1/31/2018	$11,668	$11,438	$11,410	$12,085	$12,155
2/28/2018	$11,079	$10,892	$10,863	$11,640	$11,707
3/31/2018	$10,891	$10,701	$10,695	$11,406	$11,409
4/30/2018	$10,856	$10,736	$10,742	$11,449	$11,453
5/31/2018	$10,882	$10,800	$10,848	$11,772	$11,729
6/30/2018	$10,831	$10,826	$10,878	$11,849	$11,801
7/31/2018	$11,301	$11,255	$11,291	$12,243	$12,240
8/31/2018	$11,489	$11,421	$11,465	$12,673	$12,639
9/30/2018	$11,523	$11,444	$11,465	$12,694	$12,711
10/31/2018	$10,916	$10,851	$10,839	$11,759	$11,842
11/30/2018	$11,253	$11,175	$11,152	$11,994	$12,083
12/31/2018	$10,241	$10,102	$10,062	$10,878	$10,992
1/31/2019	$10,953	$10,888	$10,867	$11,812	$11,873
2/28/2019	$11,291	$11,236	$11,219	$12,227	$12,254
3/31/2019	$11,375	$11,308	$11,263	$12,406	$12,493
4/30/2019	$11,787	$11,709	$11,664	$12,901	$12,998
5/31/2019	$10,869	$10,956	$10,900	$12,066	$12,172
6/30/2019	$11,628	$11,743	$11,677	$12,914	$13,030
7/31/2019	$11,834	$11,840	$11,768	$13,106	$13,218
8/31/2019	$11,440	$11,492	$11,401	$12,839	$13,008
9/30/2019	$11,862	$11,902	$11,820	$13,064	$13,252
10/31/2019	$11,890	$12,068	$11,993	$13,345	$13,539
11/30/2019	$12,310	$12,441	$12,358	$13,852	$14,030
12/31/2019	$12,613	$12,783	$12,704	$14,252	$14,453
1/31/2020	$12,258	$12,508	$12,403	$14,237	$14,448
2/29/2020	$11,101	$11,297	$11,202	$13,071	$13,258
3/31/2020	$9,225	$9,366	$9,233	$11,274	$11,621
4/30/2020	$10,278	$10,419	$10,277	$12,767	$13,111
5/31/2020	$10,747	$10,776	$10,626	$13,450	$13,735
6/30/2020	$10,768	$10,705	$10,577	$13,757	$14,008
7/31/2020	$11,164	$11,128	$10,983	$14,538	$14,798
8/31/2020	$11,695	$11,588	$11,445	$15,591	$15,862
9/30/2020	$11,237	$11,304	$11,150	$15,024	$15,259
10/31/2020	$11,164	$11,155	$11,034	$14,699	$14,853
11/30/2020	$12,569	$12,656	$12,556	$16,488	$16,479
12/31/2020	$12,994	$13,141	$13,069	$17,229	$17,113
1/31/2021	$12,931	$13,020	$13,001	$17,153	$16,940
2/28/2021	$13,622	$13,807	$13,816	$17,689	$17,407
3/31/2021	$14,355	$14,620	$14,623	$18,323	$18,169
4/30/2021	$14,951	$15,204	$15,187	$19,268	$19,139
5/31/2021	$15,238	$15,559	$15,550	$19,356	$19,273
6/30/2021	$15,100	$15,381	$15,378	$19,833	$19,723
7/31/2021	$15,291	$15,504	$15,455	$20,168	$20,191
8/31/2021	$15,780	$15,812	$15,769	$20,743	$20,805
9/30/2021	$15,334	$15,261	$15,235	$19,813	$19,838
10/31/2021	$16,227	$16,036	$15,996	$21,152	$21,227
11/30/2021	$15,854	$15,471	$15,433	$20,830	$21,080
12/31/2021	$16,813	$16,447	$16,384	$21,651	$22,025
1/31/2022	$16,322	$16,064	$15,965	$20,377	$20,885
2/28/2022	$16,214	$15,878	$15,808	$19,864	$20,260
3/31/2022	$16,418	$16,326	$16,246	$20,508	$21,012
4/30/2022	$15,327	$15,405	$15,308	$18,667	$19,180
5/31/2022	$15,627	$15,704	$15,605	$18,642	$19,215
6/30/2022	$14,213	$14,332	$14,230	$17,083	$17,629
7/31/2022	$15,111	$15,283	$15,200	$18,686	$19,254
8/31/2022	$14,848	$14,827	$14,745	$17,988	$18,469
9/30/2022	$13,649	$13,527	$13,440	$16,320	$16,768
10/31/2022	$15,159	$14,914	$14,836	$17,659	$18,126
11/30/2022	$16,008	$15,846	$15,735	$18,580	$19,139
12/31/2022	$15,275	$15,207	$15,077	$17,492	$18,036
1/31/2023	$16,008	$15,995	$15,896	$18,697	$19,169
2/28/2023	$15,654	$15,431	$15,347	$18,260	$18,702
3/31/2023	$15,313	$15,360	$15,215	$18,748	$19,388
4/30/2023	$15,591	$15,592	$15,410	$18,948	$19,691
5/31/2023	$15,022	$14,990	$14,831	$19,022	$19,777
6/30/2023	$16,059	$15,986	$15,827	$20,321	$21,083
7/31/2023	$16,767	$16,548	$16,420	$21,049	$21,761
8/31/2023	$16,400	$16,102	$15,956	$20,643	$21,414
9/30/2023	$15,692	$15,480	$15,328	$19,659	$20,393
10/31/2023	$15,351	$14,934	$14,766	$19,138	$19,964
11/30/2023	$16,586	$16,061	$15,892	$20,923	$21,788
12/31/2023	$17,340	$16,950	$16,834	$22,033	$22,777
1/31/2024	$17,493	$16,968	$16,805	$22,277	$23,160
2/29/2024	$18,491	$17,594	$17,421	$23,483	$24,397
3/31/2024	$19,501	$18,474	$18,285	$24,240	$25,182
4/30/2024	$18,683	$17,684	$17,483	$23,174	$24,153
5/31/2024	$19,309	$18,245	$18,051	$24,269	$25,351
6/30/2024	$19,258	$18,073	$17,874	$25,020	$26,260
7/31/2024	$20,166	$18,997	$18,850	$25,485	$26,580
8/31/2024	$20,626	$19,507	$19,311	$26,040	$27,225
9/30/2024	$20,742	$19,778	$19,566	$26,578	$27,806
10/31/2024	$20,780	$19,560	$19,346	$26,383	$27,554

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	35.37%	11.81%	10.14%
Russell 1000 Value Index	30.98%	10.14%	9.26%
Russell 3000 Value Index	31.02%	10.04%	9.10%
Russell 3000 Index	37.86%	14.60%	13.66%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	14.32%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,961,501,153
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 10,391,229
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$1,961,501,153
# of Portfolio Holdings	60
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$10,391,229

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.88%
Consumer Discretionary	6.52%
Consumer Staples	3.30%
Energy	7.23%
Financials	28.34%
Health Care	15.69%
Industrials	14.38%
Information Technology	8.96%
Materials	4.07%
Real Estate	3.97%
Utilities	3.95%
Repurchase Agreements	0.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019519
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class I
Trading Symbol	LAVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.70%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 35.26%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,183	$10,205	$10,185	$10,242	$10,269
12/31/2014	$10,236	$10,267	$10,264	$10,242	$10,243
1/31/2015	$9,873	$9,857	$9,852	$9,957	$9,936
2/28/2015	$10,296	$10,334	$10,328	$10,534	$10,507
3/31/2015	$10,198	$10,193	$10,211	$10,427	$10,340
4/30/2015	$10,281	$10,289	$10,282	$10,474	$10,440
5/31/2015	$10,463	$10,412	$10,403	$10,619	$10,574
6/30/2015	$10,289	$10,204	$10,212	$10,441	$10,369
7/31/2015	$10,342	$10,249	$10,230	$10,616	$10,586
8/31/2015	$9,668	$9,639	$9,629	$9,975	$9,948
9/30/2015	$9,388	$9,348	$9,335	$9,684	$9,702
10/31/2015	$10,137	$10,053	$10,024	$10,449	$10,520
11/30/2015	$10,171	$10,091	$10,082	$10,507	$10,551
12/31/2015	$9,936	$9,874	$9,840	$10,291	$10,385
1/31/2016	$9,381	$9,364	$9,320	$9,711	$9,869
2/29/2016	$9,313	$9,362	$9,322	$9,707	$9,856
3/31/2016	$9,902	$10,036	$10,002	$10,391	$10,525
4/30/2016	$10,196	$10,247	$10,212	$10,455	$10,566
5/31/2016	$10,373	$10,406	$10,373	$10,642	$10,755
6/30/2016	$10,373	$10,496	$10,459	$10,664	$10,783
7/31/2016	$10,650	$10,801	$10,781	$11,087	$11,181
8/31/2016	$10,759	$10,884	$10,878	$11,116	$11,196
9/30/2016	$10,776	$10,861	$10,864	$11,133	$11,199
10/31/2016	$10,608	$10,693	$10,681	$10,892	$10,994
11/30/2016	$11,299	$11,304	$11,352	$11,380	$11,401
12/31/2016	$11,530	$11,587	$11,651	$11,602	$11,627
1/31/2017	$11,610	$11,669	$11,720	$11,820	$11,847
2/28/2017	$11,911	$12,089	$12,121	$12,260	$12,318
3/31/2017	$11,716	$11,965	$11,999	$12,268	$12,332
4/30/2017	$11,752	$11,943	$11,982	$12,398	$12,459
5/31/2017	$11,796	$11,931	$11,942	$12,525	$12,634
6/30/2017	$11,982	$12,126	$12,154	$12,638	$12,713
7/31/2017	$12,089	$12,287	$12,309	$12,876	$12,974
8/31/2017	$12,009	$12,144	$12,154	$12,901	$13,014
9/30/2017	$12,364	$12,504	$12,551	$13,216	$13,283
10/31/2017	$12,497	$12,595	$12,636	$13,504	$13,593
11/30/2017	$12,891	$12,980	$13,021	$13,914	$14,009
12/31/2017	$13,052	$13,170	$13,188	$14,053	$14,165
1/31/2018	$13,664	$13,679	$13,672	$14,794	$14,976
2/28/2018	$12,971	$13,026	$13,017	$14,249	$14,424
3/31/2018	$12,751	$12,797	$12,816	$13,963	$14,058
4/30/2018	$12,711	$12,839	$12,872	$14,016	$14,112
5/31/2018	$12,741	$12,915	$12,999	$14,412	$14,451
6/30/2018	$12,680	$12,947	$13,035	$14,506	$14,540
7/31/2018	$13,232	$13,460	$13,529	$14,987	$15,081
8/31/2018	$13,443	$13,659	$13,738	$15,514	$15,573
9/30/2018	$13,493	$13,686	$13,738	$15,539	$15,662
10/31/2018	$12,771	$12,977	$12,988	$14,395	$14,591
11/30/2018	$13,174	$13,364	$13,363	$14,683	$14,888
12/31/2018	$11,985	$12,081	$12,057	$13,317	$13,544
1/31/2019	$12,822	$13,021	$13,021	$14,460	$14,629
2/28/2019	$13,207	$13,438	$13,444	$14,968	$15,099
3/31/2019	$13,306	$13,523	$13,496	$15,187	$15,393
4/30/2019	$13,790	$14,003	$13,976	$15,793	$16,016
5/31/2019	$12,711	$13,102	$13,061	$14,771	$14,998
6/30/2019	$13,603	$14,043	$13,992	$15,809	$16,055
7/31/2019	$13,834	$14,159	$14,101	$16,044	$16,286
8/31/2019	$13,372	$13,743	$13,662	$15,717	$16,028
9/30/2019	$13,867	$14,233	$14,163	$15,993	$16,328
10/31/2019	$13,900	$14,432	$14,371	$16,337	$16,681
11/30/2019	$14,392	$14,878	$14,808	$16,958	$17,287
12/31/2019	$14,747	$15,288	$15,222	$17,447	$17,809
1/31/2020	$14,330	$14,959	$14,862	$17,428	$17,802
2/29/2020	$12,971	$13,510	$13,423	$16,001	$16,336
3/31/2020	$10,778	$11,201	$11,063	$13,801	$14,319
4/30/2020	$12,015	$12,460	$12,314	$15,629	$16,154
5/31/2020	$12,554	$12,888	$12,732	$16,465	$16,923
6/30/2020	$12,579	$12,802	$12,673	$16,841	$17,260
7/31/2020	$13,044	$13,308	$13,161	$17,797	$18,233
8/31/2020	$13,657	$13,858	$13,714	$19,087	$19,544
9/30/2020	$13,130	$13,518	$13,360	$18,392	$18,801
10/31/2020	$13,044	$13,340	$13,221	$17,995	$18,301
11/30/2020	$14,681	$15,135	$15,045	$20,184	$20,305
12/31/2020	$15,181	$15,715	$15,660	$21,092	$21,085
1/31/2021	$15,106	$15,571	$15,579	$20,998	$20,872
2/28/2021	$15,906	$16,512	$16,556	$21,654	$21,448
3/31/2021	$16,768	$17,484	$17,522	$22,431	$22,387
4/30/2021	$17,455	$18,183	$18,198	$23,587	$23,582
5/31/2021	$17,792	$18,607	$18,633	$23,695	$23,747
6/30/2021	$17,643	$18,394	$18,427	$24,279	$24,301
7/31/2021	$17,855	$18,541	$18,519	$24,689	$24,878
8/31/2021	$18,417	$18,909	$18,895	$25,393	$25,635
9/30/2021	$17,905	$18,251	$18,256	$24,254	$24,443
10/31/2021	$18,942	$19,178	$19,167	$25,894	$26,155
11/30/2021	$18,500	$18,502	$18,493	$25,500	$25,974
12/31/2021	$19,627	$19,669	$19,633	$26,504	$27,138
1/31/2022	$19,050	$19,211	$19,131	$24,945	$25,734
2/28/2022	$18,923	$18,988	$18,943	$24,317	$24,963
3/31/2022	$19,162	$19,524	$19,467	$25,105	$25,890
4/30/2022	$17,894	$18,423	$18,342	$22,852	$23,632
5/31/2022	$18,232	$18,781	$18,699	$22,822	$23,676
6/30/2022	$16,584	$17,140	$17,052	$20,912	$21,721
7/31/2022	$17,627	$18,276	$18,214	$22,874	$23,724
8/31/2022	$17,317	$17,732	$17,669	$22,021	$22,757
9/30/2022	$15,922	$16,177	$16,104	$19,979	$20,661
10/31/2022	$17,683	$17,836	$17,778	$21,617	$22,334
11/30/2022	$18,665	$18,950	$18,854	$22,745	$23,582
12/31/2022	$17,817	$18,186	$18,066	$21,414	$22,223
1/31/2023	$18,665	$19,129	$19,048	$22,888	$23,619
2/28/2023	$18,249	$18,454	$18,390	$22,353	$23,043
3/31/2023	$17,847	$18,369	$18,231	$22,951	$23,889
4/30/2023	$18,174	$18,646	$18,465	$23,196	$24,262
5/31/2023	$17,520	$17,927	$17,771	$23,286	$24,367
6/30/2023	$18,725	$19,118	$18,965	$24,876	$25,977
7/31/2023	$19,558	$19,790	$19,676	$25,768	$26,812
8/31/2023	$19,126	$19,256	$19,120	$25,270	$26,385
9/30/2023	$18,293	$18,513	$18,367	$24,067	$25,127
10/31/2023	$17,892	$17,860	$17,693	$23,429	$24,599
11/30/2023	$19,327	$19,207	$19,043	$25,613	$26,845
12/31/2023	$20,199	$20,271	$20,172	$26,972	$28,065
1/31/2024	$20,380	$20,292	$20,136	$27,271	$28,536
2/29/2024	$21,538	$21,041	$20,874	$28,747	$30,060
3/31/2024	$22,726	$22,092	$21,911	$29,674	$31,027
4/30/2024	$21,778	$21,149	$20,949	$28,369	$29,760
5/31/2024	$22,500	$21,819	$21,630	$29,709	$31,236
6/30/2024	$22,425	$21,614	$21,418	$30,629	$32,356
7/31/2024	$23,493	$22,719	$22,587	$31,198	$32,750
8/31/2024	$24,019	$23,328	$23,139	$31,877	$33,545
9/30/2024	$24,155	$23,652	$23,445	$32,537	$34,261
10/31/2024	$24,200	$23,392	$23,182	$32,298	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	35.26%	11.73%	9.24%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 3000 Value Index	31.02%	10.04%	8.77%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,961,501,153
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 10,391,229
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$1,961,501,153
# of Portfolio Holdings	60
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$10,391,229

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.88%
Consumer Discretionary	6.52%
Consumer Staples	3.30%
Energy	7.23%
Financials	28.34%
Health Care	15.69%
Industrials	14.38%
Information Technology	8.96%
Materials	4.07%
Real Estate	3.97%
Utilities	3.95%
Repurchase Agreements	0.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019518
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class P
Trading Symbol	LAVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$135	1.15%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.74%, reflecting performance at the net asset value (NAV) of Class P shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,179	$10,205	$10,185	$10,242	$10,269
12/31/2014	$10,233	$10,267	$10,264	$10,242	$10,243
1/31/2015	$9,863	$9,857	$9,852	$9,957	$9,936
2/28/2015	$10,279	$10,334	$10,328	$10,534	$10,507
3/31/2015	$10,179	$10,193	$10,211	$10,427	$10,340
4/30/2015	$10,256	$10,289	$10,282	$10,474	$10,440
5/31/2015	$10,441	$10,412	$10,403	$10,619	$10,574
6/30/2015	$10,256	$10,204	$10,212	$10,441	$10,369
7/31/2015	$10,310	$10,249	$10,230	$10,616	$10,586
8/31/2015	$9,632	$9,639	$9,629	$9,975	$9,948
9/30/2015	$9,354	$9,348	$9,335	$9,684	$9,702
10/31/2015	$10,094	$10,053	$10,024	$10,449	$10,520
11/30/2015	$10,122	$10,091	$10,082	$10,507	$10,551
12/31/2015	$9,883	$9,874	$9,840	$10,291	$10,385
1/31/2016	$9,328	$9,364	$9,320	$9,711	$9,869
2/29/2016	$9,260	$9,362	$9,322	$9,707	$9,856
3/31/2016	$9,840	$10,036	$10,002	$10,391	$10,525
4/30/2016	$10,122	$10,247	$10,212	$10,455	$10,566
5/31/2016	$10,301	$10,406	$10,373	$10,642	$10,755
6/30/2016	$10,293	$10,496	$10,459	$10,664	$10,783
7/31/2016	$10,566	$10,801	$10,781	$11,087	$11,181
8/31/2016	$10,677	$10,884	$10,878	$11,116	$11,196
9/30/2016	$10,685	$10,861	$10,864	$11,133	$11,199
10/31/2016	$10,515	$10,693	$10,681	$10,892	$10,994
11/30/2016	$11,192	$11,304	$11,352	$11,380	$11,401
12/31/2016	$11,416	$11,587	$11,651	$11,602	$11,627
1/31/2017	$11,488	$11,669	$11,720	$11,820	$11,847
2/28/2017	$11,793	$12,089	$12,121	$12,260	$12,318
3/31/2017	$11,587	$11,965	$11,999	$12,268	$12,332
4/30/2017	$11,623	$11,943	$11,982	$12,398	$12,459
5/31/2017	$11,659	$11,931	$11,942	$12,525	$12,634
6/30/2017	$11,838	$12,126	$12,154	$12,638	$12,713
7/31/2017	$11,946	$12,287	$12,309	$12,876	$12,974
8/31/2017	$11,856	$12,144	$12,154	$12,901	$13,014
9/30/2017	$12,206	$12,504	$12,551	$13,216	$13,283
10/31/2017	$12,332	$12,595	$12,636	$13,504	$13,593
11/30/2017	$12,722	$12,980	$13,021	$13,914	$14,009
12/31/2017	$12,873	$13,170	$13,188	$14,053	$14,165
1/31/2018	$13,471	$13,679	$13,672	$14,794	$14,976
2/28/2018	$12,782	$13,026	$13,017	$14,249	$14,424
3/31/2018	$12,550	$12,797	$12,816	$13,963	$14,058
4/30/2018	$12,509	$12,839	$12,872	$14,016	$14,112
5/31/2018	$12,539	$12,915	$12,999	$14,412	$14,451
6/30/2018	$12,479	$12,947	$13,035	$14,506	$14,540
7/31/2018	$13,015	$13,460	$13,529	$14,987	$15,081
8/31/2018	$13,218	$13,659	$13,738	$15,514	$15,573
9/30/2018	$13,258	$13,686	$13,738	$15,539	$15,662
10/31/2018	$12,550	$12,977	$12,988	$14,395	$14,591
11/30/2018	$12,927	$13,364	$13,363	$14,683	$14,888
12/31/2018	$11,764	$12,081	$12,057	$13,317	$13,544
1/31/2019	$12,572	$13,021	$13,021	$14,460	$14,629
2/28/2019	$12,960	$13,438	$13,444	$14,968	$15,099
3/31/2019	$13,037	$13,523	$13,496	$15,187	$15,393
4/30/2019	$13,513	$14,003	$13,976	$15,793	$16,016
5/31/2019	$12,462	$13,102	$13,061	$14,771	$14,998
6/30/2019	$13,314	$14,043	$13,992	$15,809	$16,055
7/31/2019	$13,546	$14,159	$14,101	$16,044	$16,286
8/31/2019	$13,093	$13,743	$13,662	$15,717	$16,028
9/30/2019	$13,568	$14,233	$14,163	$15,993	$16,328
10/31/2019	$13,591	$14,432	$14,371	$16,337	$16,681
11/30/2019	$14,066	$14,878	$14,808	$16,958	$17,287
12/31/2019	$14,410	$15,288	$15,222	$17,447	$17,809
1/31/2020	$14,004	$14,959	$14,862	$17,428	$17,802
2/29/2020	$12,664	$13,510	$13,423	$16,001	$16,336
3/31/2020	$10,525	$11,201	$11,063	$13,801	$14,319
4/30/2020	$11,717	$12,460	$12,314	$15,629	$16,154
5/31/2020	$12,246	$12,888	$12,732	$16,465	$16,923
6/30/2020	$12,271	$12,802	$12,673	$16,841	$17,260
7/31/2020	$12,713	$13,308	$13,161	$17,797	$18,233
8/31/2020	$13,316	$13,858	$13,714	$19,087	$19,544
9/30/2020	$12,787	$13,518	$13,360	$18,392	$18,801
10/31/2020	$12,701	$13,340	$13,221	$17,995	$18,301
11/30/2020	$14,285	$15,135	$15,045	$20,184	$20,305
12/31/2020	$14,773	$15,715	$15,660	$21,092	$21,085
1/31/2021	$14,685	$15,571	$15,579	$20,998	$20,872
2/28/2021	$15,460	$16,512	$16,556	$21,654	$21,448
3/31/2021	$16,297	$17,484	$17,522	$22,431	$22,387
4/30/2021	$16,960	$18,183	$18,198	$23,587	$23,582
5/31/2021	$17,285	$18,607	$18,633	$23,695	$23,747
6/30/2021	$17,122	$18,394	$18,427	$24,279	$24,301
7/31/2021	$17,322	$18,541	$18,519	$24,689	$24,878
8/31/2021	$17,860	$18,909	$18,895	$25,393	$25,635
9/30/2021	$17,360	$18,251	$18,256	$24,254	$24,443
10/31/2021	$18,360	$19,178	$19,167	$25,894	$26,155
11/30/2021	$17,928	$18,502	$18,493	$25,500	$25,974
12/31/2021	$19,012	$19,669	$19,633	$26,504	$27,138
1/31/2022	$18,449	$19,211	$19,131	$24,945	$25,734
2/28/2022	$18,308	$18,988	$18,943	$24,317	$24,963
3/31/2022	$18,533	$19,524	$19,467	$25,105	$25,890
4/30/2022	$17,294	$18,423	$18,342	$22,852	$23,632
5/31/2022	$17,618	$18,781	$18,699	$22,822	$23,676
6/30/2022	$16,026	$17,140	$17,052	$20,912	$21,721
7/31/2022	$17,026	$18,276	$18,214	$22,874	$23,724
8/31/2022	$16,717	$17,732	$17,669	$22,021	$22,757
9/30/2022	$15,365	$16,177	$16,104	$19,979	$20,661
10/31/2022	$17,069	$17,836	$17,778	$21,617	$22,334
11/30/2022	$18,010	$18,950	$18,854	$22,745	$23,582
12/31/2022	$17,180	$18,186	$18,066	$21,414	$22,223
1/31/2023	$17,995	$19,129	$19,048	$22,888	$23,619
2/28/2023	$17,580	$18,454	$18,390	$22,353	$23,043
3/31/2023	$17,195	$18,369	$18,231	$22,951	$23,889
4/30/2023	$17,506	$18,646	$18,465	$23,196	$24,262
5/31/2023	$16,854	$17,927	$17,771	$23,286	$24,367
6/30/2023	$18,010	$19,118	$18,965	$24,876	$25,977
7/31/2023	$18,795	$19,790	$19,676	$25,768	$26,812
8/31/2023	$18,380	$19,256	$19,120	$25,270	$26,385
9/30/2023	$17,580	$18,513	$18,367	$24,067	$25,127
10/31/2023	$17,180	$17,860	$17,693	$23,429	$24,599
11/30/2023	$18,551	$19,207	$19,043	$25,613	$26,845
12/31/2023	$19,387	$20,271	$20,172	$26,972	$28,065
1/31/2024	$19,551	$20,292	$20,136	$27,271	$28,536
2/29/2024	$20,670	$21,041	$20,874	$28,747	$30,060
3/31/2024	$21,789	$22,092	$21,911	$29,674	$31,027
4/30/2024	$20,864	$21,149	$20,949	$28,369	$29,760
5/31/2024	$21,551	$21,819	$21,630	$29,709	$31,236
6/30/2024	$21,476	$21,614	$21,418	$30,629	$32,356
7/31/2024	$22,491	$22,719	$22,587	$31,198	$32,750
8/31/2024	$22,983	$23,328	$23,139	$31,877	$33,545
9/30/2024	$23,103	$23,652	$23,445	$32,537	$34,261
10/31/2024	$23,148	$23,392	$23,182	$32,298	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	34.74%	11.24%	8.76%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 3000 Value Index	31.02%	10.04%	8.77%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,961,501,153
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 10,391,229
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$1,961,501,153
# of Portfolio Holdings	60
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$10,391,229

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.88%
Consumer Discretionary	6.52%
Consumer Staples	3.30%
Energy	7.23%
Financials	28.34%
Health Care	15.69%
Industrials	14.38%
Information Technology	8.96%
Materials	4.07%
Real Estate	3.97%
Utilities	3.95%
Repurchase Agreements	0.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054923
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class R2
Trading Symbol	LAVQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$152	1.30%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.47%, reflecting performance at the net asset value (NAV) of Class R2 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,182	$10,205	$10,185	$10,242	$10,269
12/31/2014	$10,228	$10,267	$10,264	$10,242	$10,243
1/31/2015	$9,865	$9,857	$9,852	$9,957	$9,936
2/28/2015	$10,274	$10,334	$10,328	$10,534	$10,507
3/31/2015	$10,174	$10,193	$10,211	$10,427	$10,340
4/30/2015	$10,251	$10,289	$10,282	$10,474	$10,440
5/31/2015	$10,429	$10,412	$10,403	$10,619	$10,574
6/30/2015	$10,251	$10,204	$10,212	$10,441	$10,369
7/31/2015	$10,297	$10,249	$10,230	$10,616	$10,586
8/31/2015	$9,618	$9,639	$9,629	$9,975	$9,948
9/30/2015	$9,340	$9,348	$9,335	$9,684	$9,702
10/31/2015	$10,081	$10,053	$10,024	$10,449	$10,520
11/30/2015	$10,106	$10,091	$10,082	$10,507	$10,551
12/31/2015	$9,867	$9,874	$9,840	$10,291	$10,385
1/31/2016	$9,311	$9,364	$9,320	$9,711	$9,869
2/29/2016	$9,243	$9,362	$9,322	$9,707	$9,856
3/31/2016	$9,824	$10,036	$10,002	$10,391	$10,525
4/30/2016	$10,106	$10,247	$10,212	$10,455	$10,566
5/31/2016	$10,277	$10,406	$10,373	$10,642	$10,755
6/30/2016	$10,268	$10,496	$10,459	$10,664	$10,783
7/31/2016	$10,541	$10,801	$10,781	$11,087	$11,181
8/31/2016	$10,644	$10,884	$10,878	$11,116	$11,196
9/30/2016	$10,652	$10,861	$10,864	$11,133	$11,199
10/31/2016	$10,482	$10,693	$10,681	$10,892	$10,994
11/30/2016	$11,158	$11,304	$11,352	$11,380	$11,401
12/31/2016	$11,382	$11,587	$11,651	$11,602	$11,627
1/31/2017	$11,454	$11,669	$11,720	$11,820	$11,847
2/28/2017	$11,750	$12,089	$12,121	$12,260	$12,318
3/31/2017	$11,544	$11,965	$11,999	$12,268	$12,332
4/30/2017	$11,580	$11,943	$11,982	$12,398	$12,459
5/31/2017	$11,616	$11,931	$11,942	$12,525	$12,634
6/30/2017	$11,795	$12,126	$12,154	$12,638	$12,713
7/31/2017	$11,894	$12,287	$12,309	$12,876	$12,974
8/31/2017	$11,804	$12,144	$12,154	$12,901	$13,014
9/30/2017	$12,154	$12,504	$12,551	$13,216	$13,283
10/31/2017	$12,270	$12,595	$12,636	$13,504	$13,593
11/30/2017	$12,654	$12,980	$13,021	$13,914	$14,009
12/31/2017	$12,816	$13,170	$13,188	$14,053	$14,165
1/31/2018	$13,403	$13,679	$13,672	$14,794	$14,976
2/28/2018	$12,715	$13,026	$13,017	$14,249	$14,424
3/31/2018	$12,492	$12,797	$12,816	$13,963	$14,058
4/30/2018	$12,442	$12,839	$12,872	$14,016	$14,112
5/31/2018	$12,472	$12,915	$12,999	$14,412	$14,451
6/30/2018	$12,411	$12,947	$13,035	$14,506	$14,540
7/31/2018	$12,937	$13,460	$13,529	$14,987	$15,081
8/31/2018	$13,140	$13,659	$13,738	$15,514	$15,573
9/30/2018	$13,180	$13,686	$13,738	$15,539	$15,662
10/31/2018	$12,472	$12,977	$12,988	$14,395	$14,591
11/30/2018	$12,852	$13,364	$13,363	$14,683	$14,888
12/31/2018	$11,694	$12,081	$12,057	$13,317	$13,544
1/31/2019	$12,499	$13,021	$13,021	$14,460	$14,629
2/28/2019	$12,874	$13,438	$13,444	$14,968	$15,099
3/31/2019	$12,951	$13,523	$13,496	$15,187	$15,393
4/30/2019	$13,425	$14,003	$13,976	$15,793	$16,016
5/31/2019	$12,367	$13,102	$13,061	$14,771	$14,998
6/30/2019	$13,226	$14,043	$13,992	$15,809	$16,055
7/31/2019	$13,447	$14,159	$14,101	$16,044	$16,286
8/31/2019	$12,995	$13,743	$13,662	$15,717	$16,028
9/30/2019	$13,458	$14,233	$14,163	$15,993	$16,328
10/31/2019	$13,491	$14,432	$14,371	$16,337	$16,681
11/30/2019	$13,958	$14,878	$14,808	$16,958	$17,287
12/31/2019	$14,300	$15,288	$15,222	$17,447	$17,809
1/31/2020	$13,885	$14,959	$14,862	$17,428	$17,802
2/29/2020	$12,565	$13,510	$13,423	$16,001	$16,336
3/31/2020	$10,438	$11,201	$11,063	$13,801	$14,319
4/30/2020	$11,624	$12,460	$12,314	$15,629	$16,154
5/31/2020	$12,149	$12,888	$12,732	$16,465	$16,923
6/30/2020	$12,161	$12,802	$12,673	$16,841	$17,260
7/31/2020	$12,614	$13,308	$13,161	$17,797	$18,233
8/31/2020	$13,188	$13,858	$13,714	$19,087	$19,544
9/30/2020	$12,675	$13,518	$13,360	$18,392	$18,801
10/31/2020	$12,589	$13,340	$13,221	$17,995	$18,301
11/30/2020	$14,156	$15,135	$15,045	$20,184	$20,305
12/31/2020	$14,627	$15,715	$15,660	$21,092	$21,085
1/31/2021	$14,553	$15,571	$15,579	$20,998	$20,872
2/28/2021	$15,322	$16,512	$16,556	$21,654	$21,448
3/31/2021	$16,141	$17,484	$17,522	$22,431	$22,387
4/30/2021	$16,786	$18,183	$18,198	$23,587	$23,582
5/31/2021	$17,109	$18,607	$18,633	$23,695	$23,747
6/30/2021	$16,948	$18,394	$18,427	$24,279	$24,301
7/31/2021	$17,146	$18,541	$18,519	$24,689	$24,878
8/31/2021	$17,680	$18,909	$18,895	$25,393	$25,635
9/30/2021	$17,183	$18,251	$18,256	$24,254	$24,443
10/31/2021	$18,163	$19,178	$19,167	$25,894	$26,155
11/30/2021	$17,727	$18,502	$18,493	$25,500	$25,974
12/31/2021	$18,801	$19,669	$19,633	$26,504	$27,138
1/31/2022	$18,243	$19,211	$19,131	$24,945	$25,734
2/28/2022	$18,117	$18,988	$18,943	$24,317	$24,963
3/31/2022	$18,327	$19,524	$19,467	$25,105	$25,890
4/30/2022	$17,098	$18,423	$18,342	$22,852	$23,632
5/31/2022	$17,419	$18,781	$18,699	$22,822	$23,676
6/30/2022	$15,842	$17,140	$17,052	$20,912	$21,721
7/31/2022	$16,833	$18,276	$18,214	$22,874	$23,724
8/31/2022	$16,526	$17,732	$17,669	$22,021	$22,757
9/30/2022	$15,186	$16,177	$16,104	$19,979	$20,661
10/31/2022	$16,861	$17,836	$17,778	$21,617	$22,334
11/30/2022	$17,781	$18,950	$18,854	$22,745	$23,582
12/31/2022	$16,960	$18,186	$18,066	$21,414	$22,223
1/31/2023	$17,767	$19,129	$19,048	$22,888	$23,619
2/28/2023	$17,371	$18,454	$18,390	$22,353	$23,043
3/31/2023	$16,975	$18,369	$18,231	$22,951	$23,889
4/30/2023	$17,283	$18,646	$18,465	$23,196	$24,262
5/31/2023	$16,637	$17,927	$17,771	$23,286	$24,367
6/30/2023	$17,767	$19,118	$18,965	$24,876	$25,977
7/31/2023	$18,559	$19,790	$19,676	$25,768	$26,812
8/31/2023	$18,134	$19,256	$19,120	$25,270	$26,385
9/30/2023	$17,341	$18,513	$18,367	$24,067	$25,127
10/31/2023	$16,960	$17,860	$17,693	$23,429	$24,599
11/30/2023	$18,306	$19,207	$19,043	$25,613	$26,845
12/31/2023	$19,132	$20,271	$20,172	$26,972	$28,065
1/31/2024	$19,280	$20,292	$20,136	$27,271	$28,536
2/29/2024	$20,371	$21,041	$20,874	$28,747	$30,060
3/31/2024	$21,492	$22,092	$21,911	$29,674	$31,027
4/30/2024	$20,578	$21,149	$20,949	$28,369	$29,760
5/31/2024	$21,242	$21,819	$21,630	$29,709	$31,236
6/30/2024	$21,168	$21,614	$21,418	$30,629	$32,356
7/31/2024	$22,156	$22,719	$22,587	$31,198	$32,750
8/31/2024	$22,643	$23,328	$23,139	$31,877	$33,545
9/30/2024	$22,761	$23,652	$23,445	$32,537	$34,261
10/31/2024	$22,805	$23,392	$23,182	$32,298	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	34.47%	11.07%	8.59%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 3000 Value Index	31.02%	10.04%	8.77%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,961,501,153
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 10,391,229
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$1,961,501,153
# of Portfolio Holdings	60
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$10,391,229

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.88%
Consumer Discretionary	6.52%
Consumer Staples	3.30%
Energy	7.23%
Financials	28.34%
Health Care	15.69%
Industrials	14.38%
Information Technology	8.96%
Materials	4.07%
Real Estate	3.97%
Utilities	3.95%
Repurchase Agreements	0.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054924
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class R3
Trading Symbol	LAVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$141	1.20%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.63%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,182	$10,205	$10,185	$10,242	$10,269
12/31/2014	$10,228	$10,267	$10,264	$10,242	$10,243
1/31/2015	$9,866	$9,857	$9,852	$9,957	$9,936
2/28/2015	$10,282	$10,334	$10,328	$10,534	$10,507
3/31/2015	$10,182	$10,193	$10,211	$10,427	$10,340
4/30/2015	$10,259	$10,289	$10,282	$10,474	$10,440
5/31/2015	$10,436	$10,412	$10,403	$10,619	$10,574
6/30/2015	$10,259	$10,204	$10,212	$10,441	$10,369
7/31/2015	$10,305	$10,249	$10,230	$10,616	$10,586
8/31/2015	$9,628	$9,639	$9,629	$9,975	$9,948
9/30/2015	$9,351	$9,348	$9,335	$9,684	$9,702
10/31/2015	$10,097	$10,053	$10,024	$10,449	$10,520
11/30/2015	$10,119	$10,091	$10,082	$10,507	$10,551
12/31/2015	$9,880	$9,874	$9,840	$10,291	$10,385
1/31/2016	$9,326	$9,364	$9,320	$9,711	$9,869
2/29/2016	$9,258	$9,362	$9,322	$9,707	$9,856
3/31/2016	$9,837	$10,036	$10,002	$10,391	$10,525
4/30/2016	$10,119	$10,247	$10,212	$10,455	$10,566
5/31/2016	$10,297	$10,406	$10,373	$10,642	$10,755
6/30/2016	$10,289	$10,496	$10,459	$10,664	$10,783
7/31/2016	$10,561	$10,801	$10,781	$11,087	$11,181
8/31/2016	$10,664	$10,884	$10,878	$11,116	$11,196
9/30/2016	$10,681	$10,861	$10,864	$11,133	$11,199
10/31/2016	$10,510	$10,693	$10,681	$10,892	$10,994
11/30/2016	$11,190	$11,304	$11,352	$11,380	$11,401
12/31/2016	$11,413	$11,587	$11,651	$11,602	$11,627
1/31/2017	$11,485	$11,669	$11,720	$11,820	$11,847
2/28/2017	$11,780	$12,089	$12,121	$12,260	$12,318
3/31/2017	$11,574	$11,965	$11,999	$12,268	$12,332
4/30/2017	$11,619	$11,943	$11,982	$12,398	$12,459
5/31/2017	$11,655	$11,931	$11,942	$12,525	$12,634
6/30/2017	$11,825	$12,126	$12,154	$12,638	$12,713
7/31/2017	$11,933	$12,287	$12,309	$12,876	$12,974
8/31/2017	$11,843	$12,144	$12,154	$12,901	$13,014
9/30/2017	$12,192	$12,504	$12,551	$13,216	$13,283
10/31/2017	$12,317	$12,595	$12,636	$13,504	$13,593
11/30/2017	$12,704	$12,980	$13,021	$13,914	$14,009
12/31/2017	$12,855	$13,170	$13,188	$14,053	$14,165
1/31/2018	$13,451	$13,679	$13,672	$14,794	$14,976
2/28/2018	$12,765	$13,026	$13,017	$14,249	$14,424
3/31/2018	$12,532	$12,797	$12,816	$13,963	$14,058
4/30/2018	$12,492	$12,839	$12,872	$14,016	$14,112
5/31/2018	$12,522	$12,915	$12,999	$14,412	$14,451
6/30/2018	$12,462	$12,947	$13,035	$14,506	$14,540
7/31/2018	$12,987	$13,460	$13,529	$14,987	$15,081
8/31/2018	$13,189	$13,659	$13,738	$15,514	$15,573
9/30/2018	$13,229	$13,686	$13,738	$15,539	$15,662
10/31/2018	$12,522	$12,977	$12,988	$14,395	$14,591
11/30/2018	$12,906	$13,364	$13,363	$14,683	$14,888
12/31/2018	$11,747	$12,081	$12,057	$13,317	$13,544
1/31/2019	$12,553	$13,021	$13,021	$14,460	$14,629
2/28/2019	$12,939	$13,438	$13,444	$14,968	$15,099
3/31/2019	$13,016	$13,523	$13,496	$15,187	$15,393
4/30/2019	$13,491	$14,003	$13,976	$15,793	$16,016
5/31/2019	$12,431	$13,102	$13,061	$14,771	$14,998
6/30/2019	$13,292	$14,043	$13,992	$15,809	$16,055
7/31/2019	$13,513	$14,159	$14,101	$16,044	$16,286
8/31/2019	$13,060	$13,743	$13,662	$15,717	$16,028
9/30/2019	$13,535	$14,233	$14,163	$15,993	$16,328
10/31/2019	$13,557	$14,432	$14,371	$16,337	$16,681
11/30/2019	$14,044	$14,878	$14,808	$16,958	$17,287
12/31/2019	$14,375	$15,288	$15,222	$17,447	$17,809
1/31/2020	$13,970	$14,959	$14,862	$17,428	$17,802
2/29/2020	$12,635	$13,510	$13,423	$16,001	$16,336
3/31/2020	$10,502	$11,201	$11,063	$13,801	$14,319
4/30/2020	$11,691	$12,460	$12,314	$15,629	$16,154
5/31/2020	$12,218	$12,888	$12,732	$16,465	$16,923
6/30/2020	$12,230	$12,802	$12,673	$16,841	$17,260
7/31/2020	$12,684	$13,308	$13,161	$17,797	$18,233
8/31/2020	$13,272	$13,858	$13,714	$19,087	$19,544
9/30/2020	$12,757	$13,518	$13,360	$18,392	$18,801
10/31/2020	$12,659	$13,340	$13,221	$17,995	$18,301
11/30/2020	$14,240	$15,135	$15,045	$20,184	$20,305
12/31/2020	$14,725	$15,715	$15,660	$21,092	$21,085
1/31/2021	$14,651	$15,571	$15,579	$20,998	$20,872
2/28/2021	$15,422	$16,512	$16,556	$21,654	$21,448
3/31/2021	$16,244	$17,484	$17,522	$22,431	$22,387
4/30/2021	$16,904	$18,183	$18,198	$23,587	$23,582
5/31/2021	$17,227	$18,607	$18,633	$23,695	$23,747
6/30/2021	$17,065	$18,394	$18,427	$24,279	$24,301
7/31/2021	$17,265	$18,541	$18,519	$24,689	$24,878
8/31/2021	$17,812	$18,909	$18,895	$25,393	$25,635
9/30/2021	$17,302	$18,251	$18,256	$24,254	$24,443
10/31/2021	$18,298	$19,178	$19,167	$25,894	$26,155
11/30/2021	$17,867	$18,502	$18,493	$25,500	$25,974
12/31/2021	$18,946	$19,669	$19,633	$26,504	$27,138
1/31/2022	$18,386	$19,211	$19,131	$24,945	$25,734
2/28/2022	$18,260	$18,988	$18,943	$24,317	$24,963
3/31/2022	$18,470	$19,524	$19,467	$25,105	$25,890
4/30/2022	$17,237	$18,423	$18,342	$22,852	$23,632
5/31/2022	$17,559	$18,781	$18,699	$22,822	$23,676
6/30/2022	$15,962	$17,140	$17,052	$20,912	$21,721
7/31/2022	$16,971	$18,276	$18,214	$22,874	$23,724
8/31/2022	$16,662	$17,732	$17,669	$22,021	$22,757
9/30/2022	$15,303	$16,177	$16,104	$19,979	$20,661
10/31/2022	$16,999	$17,836	$17,778	$21,617	$22,334
11/30/2022	$17,936	$18,950	$18,854	$22,745	$23,582
12/31/2022	$17,111	$18,186	$18,066	$21,414	$22,223
1/31/2023	$17,921	$19,129	$19,048	$22,888	$23,619
2/28/2023	$17,523	$18,454	$18,390	$22,353	$23,043
3/31/2023	$17,125	$18,369	$18,231	$22,951	$23,889
4/30/2023	$17,435	$18,646	$18,465	$23,196	$24,262
5/31/2023	$16,786	$17,927	$17,771	$23,286	$24,367
6/30/2023	$17,936	$19,118	$18,965	$24,876	$25,977
7/31/2023	$18,717	$19,790	$19,676	$25,768	$26,812
8/31/2023	$18,304	$19,256	$19,120	$25,270	$26,385
9/30/2023	$17,508	$18,513	$18,367	$24,067	$25,127
10/31/2023	$17,111	$17,860	$17,693	$23,429	$24,599
11/30/2023	$18,482	$19,207	$19,043	$25,613	$26,845
12/31/2023	$19,313	$20,271	$20,172	$26,972	$28,065
1/31/2024	$19,476	$20,292	$20,136	$27,271	$28,536
2/29/2024	$20,573	$21,041	$20,874	$28,747	$30,060
3/31/2024	$21,701	$22,092	$21,911	$29,674	$31,027
4/30/2024	$20,766	$21,149	$20,949	$28,369	$29,760
5/31/2024	$21,448	$21,819	$21,630	$29,709	$31,236
6/30/2024	$21,389	$21,614	$21,418	$30,629	$32,356
7/31/2024	$22,383	$22,719	$22,587	$31,198	$32,750
8/31/2024	$22,872	$23,328	$23,139	$31,877	$33,545
9/30/2024	$22,991	$23,652	$23,445	$32,537	$34,261
10/31/2024	$23,036	$23,392	$23,182	$32,298	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	34.63%	11.18%	8.70%
Russell 1000 Value Index	30.98%	10.14%	8.87%
Russell 3000 Value Index	31.02%	10.04%	8.77%
Russell 3000 Index	37.86%	14.60%	12.44%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,961,501,153
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 10,391,229
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$1,961,501,153
# of Portfolio Holdings	60
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$10,391,229

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.88%
Consumer Discretionary	6.52%
Consumer Staples	3.30%
Energy	7.23%
Financials	28.34%
Health Care	15.69%
Industrials	14.38%
Information Technology	8.96%
Materials	4.07%
Real Estate	3.97%
Utilities	3.95%
Repurchase Agreements	0.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155667
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class R4
Trading Symbol	LAVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$113	0.96%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 34.96%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,052	$10,044	$10,017	$10,167	$10,210
8/31/2015	$9,393	$9,446	$9,429	$9,553	$9,594
9/30/2015	$9,120	$9,161	$9,141	$9,275	$9,356
10/31/2015	$9,852	$9,852	$9,817	$10,008	$10,145
11/30/2015	$9,872	$9,889	$9,873	$10,063	$10,176
12/31/2015	$9,650	$9,677	$9,636	$9,857	$10,015
1/31/2016	$9,108	$9,177	$9,126	$9,300	$9,518
2/29/2016	$9,042	$9,174	$9,129	$9,297	$9,505
3/31/2016	$9,609	$9,835	$9,794	$9,952	$10,150
4/30/2016	$9,888	$10,042	$10,000	$10,014	$10,189
5/31/2016	$10,060	$10,198	$10,158	$10,193	$10,372
6/30/2016	$10,060	$10,286	$10,242	$10,214	$10,399
7/31/2016	$10,331	$10,585	$10,558	$10,619	$10,783
8/31/2016	$10,430	$10,666	$10,653	$10,646	$10,798
9/30/2016	$10,446	$10,644	$10,638	$10,663	$10,800
10/31/2016	$10,282	$10,479	$10,460	$10,432	$10,603
11/30/2016	$10,950	$11,078	$11,117	$10,899	$10,996
12/31/2016	$11,167	$11,355	$11,409	$11,112	$11,213
1/31/2017	$11,245	$11,436	$11,477	$11,321	$11,426
2/28/2017	$11,539	$11,847	$11,870	$11,742	$11,879
3/31/2017	$11,340	$11,726	$11,750	$11,750	$11,893
4/30/2017	$11,384	$11,704	$11,734	$11,875	$12,015
5/31/2017	$11,418	$11,692	$11,694	$11,996	$12,184
6/30/2017	$11,591	$11,883	$11,902	$12,104	$12,260
7/31/2017	$11,695	$12,041	$12,054	$12,333	$12,512
8/31/2017	$11,617	$11,901	$11,902	$12,356	$12,551
9/30/2017	$11,955	$12,254	$12,290	$12,658	$12,810
10/31/2017	$12,077	$12,343	$12,374	$12,934	$13,109
11/30/2017	$12,466	$12,721	$12,751	$13,327	$13,511
12/31/2017	$12,622	$12,906	$12,914	$13,460	$13,661
1/31/2018	$13,200	$13,405	$13,388	$14,169	$14,443
2/28/2018	$12,534	$12,765	$12,747	$13,647	$13,911
3/31/2018	$12,309	$12,541	$12,550	$13,373	$13,557
4/30/2018	$12,270	$12,582	$12,605	$13,424	$13,609
5/31/2018	$12,299	$12,657	$12,729	$13,803	$13,937
6/30/2018	$12,240	$12,688	$12,765	$13,893	$14,023
7/31/2018	$12,769	$13,190	$13,249	$14,354	$14,544
8/31/2018	$12,965	$13,385	$13,453	$14,858	$15,018
9/30/2018	$13,014	$13,412	$13,453	$14,883	$15,104
10/31/2018	$12,319	$12,717	$12,719	$13,787	$14,072
11/30/2018	$12,701	$13,097	$13,086	$14,063	$14,358
12/31/2018	$11,554	$11,839	$11,807	$12,754	$13,062
1/31/2019	$12,358	$12,761	$12,751	$13,849	$14,109
2/28/2019	$12,734	$13,169	$13,165	$14,336	$14,562
3/31/2019	$12,809	$13,252	$13,216	$14,545	$14,845
4/30/2019	$13,281	$13,722	$13,687	$15,126	$15,446
5/31/2019	$12,240	$12,840	$12,790	$14,147	$14,464
6/30/2019	$13,098	$13,762	$13,701	$15,141	$15,483
7/31/2019	$13,324	$13,876	$13,809	$15,366	$15,706
8/31/2019	$12,873	$13,468	$13,378	$15,053	$15,457
9/30/2019	$13,345	$13,948	$13,869	$15,317	$15,746
10/31/2019	$13,366	$14,143	$14,073	$15,647	$16,087
11/30/2019	$13,841	$14,581	$14,501	$16,242	$16,671
12/31/2019	$14,175	$14,982	$14,907	$16,711	$17,175
1/31/2020	$13,781	$14,659	$14,554	$16,692	$17,168
2/29/2020	$12,470	$13,240	$13,144	$15,326	$15,755
3/31/2020	$10,360	$10,977	$10,834	$13,218	$13,809
4/30/2020	$11,540	$12,211	$12,059	$14,969	$15,579
5/31/2020	$12,065	$12,630	$12,468	$15,769	$16,321
6/30/2020	$12,088	$12,546	$12,411	$16,130	$16,645
7/31/2020	$12,530	$13,042	$12,888	$17,046	$17,584
8/31/2020	$13,114	$13,581	$13,430	$18,281	$18,848
9/30/2020	$12,601	$13,247	$13,083	$17,615	$18,132
10/31/2020	$12,518	$13,073	$12,947	$17,235	$17,650
11/30/2020	$14,088	$14,832	$14,733	$19,331	$19,582
12/31/2020	$14,561	$15,400	$15,335	$20,201	$20,335
1/31/2021	$14,488	$15,259	$15,256	$20,111	$20,129
2/28/2021	$15,252	$16,182	$16,212	$20,740	$20,684
3/31/2021	$16,076	$17,134	$17,158	$21,483	$21,590
4/30/2021	$16,731	$17,819	$17,821	$22,591	$22,742
5/31/2021	$17,046	$18,235	$18,246	$22,694	$22,901
6/30/2021	$16,889	$18,026	$18,045	$23,253	$23,436
7/31/2021	$17,095	$18,170	$18,135	$23,647	$23,993
8/31/2021	$17,640	$18,531	$18,503	$24,321	$24,722
9/30/2021	$17,143	$17,885	$17,877	$23,230	$23,572
10/31/2021	$18,125	$18,794	$18,770	$24,801	$25,224
11/30/2021	$17,698	$18,131	$18,110	$24,423	$25,049
12/31/2021	$18,777	$19,275	$19,226	$25,385	$26,172
1/31/2022	$18,231	$18,826	$18,734	$23,891	$24,817
2/28/2022	$18,094	$18,608	$18,550	$23,290	$24,074
3/31/2022	$18,312	$19,133	$19,063	$24,045	$24,968
4/30/2022	$17,097	$18,054	$17,962	$21,887	$22,791
5/31/2022	$17,425	$18,405	$18,311	$21,858	$22,833
6/30/2022	$15,841	$16,797	$16,698	$20,029	$20,948
7/31/2022	$16,838	$17,911	$17,836	$21,908	$22,879
8/31/2022	$16,537	$17,377	$17,303	$21,091	$21,946
9/30/2022	$15,199	$15,853	$15,770	$19,135	$19,925
10/31/2022	$16,892	$17,479	$17,409	$20,704	$21,538
11/30/2022	$17,814	$18,571	$18,463	$21,785	$22,742
12/31/2022	$17,008	$17,822	$17,691	$20,509	$21,432
1/31/2023	$17,814	$18,746	$18,653	$21,922	$22,778
2/28/2023	$17,411	$18,085	$18,009	$21,409	$22,223
3/31/2023	$17,023	$18,002	$17,853	$21,982	$23,038
4/30/2023	$17,339	$18,273	$18,082	$22,216	$23,398
5/31/2023	$16,706	$17,568	$17,403	$22,302	$23,500
6/30/2023	$17,843	$18,735	$18,572	$23,825	$25,053
7/31/2023	$18,634	$19,394	$19,268	$24,679	$25,857
8/31/2023	$18,217	$18,870	$18,723	$24,203	$25,446
9/30/2023	$17,426	$18,142	$17,986	$23,050	$24,232
10/31/2023	$17,037	$17,502	$17,326	$22,439	$23,723
11/30/2023	$18,407	$18,823	$18,648	$24,532	$25,889
12/31/2023	$19,234	$19,865	$19,753	$25,833	$27,066
1/31/2024	$19,394	$19,886	$19,719	$26,119	$27,520
2/29/2024	$20,497	$20,619	$20,441	$27,533	$28,990
3/31/2024	$21,629	$21,650	$21,456	$28,421	$29,923
4/30/2024	$20,715	$20,725	$20,514	$27,170	$28,700
5/31/2024	$21,397	$21,382	$21,182	$28,454	$30,124
6/30/2024	$21,324	$21,181	$20,974	$29,335	$31,204
7/31/2024	$22,326	$22,264	$22,119	$29,880	$31,584
8/31/2024	$22,834	$22,861	$22,660	$30,531	$32,350
9/30/2024	$22,950	$23,179	$22,959	$31,162	$33,041
10/31/2024	$22,994	$22,924	$22,701	$30,934	$32,742

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	34.96%	11.46%	9.33%
Russell 1000 Value Index	30.98%	10.14%	9.29%
Russell 3000 Value Index	31.02%	10.04%	9.18%
Russell 3000 Index	37.86%	14.60%	12.86%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,961,501,153
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 10,391,229
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$1,961,501,153
# of Portfolio Holdings	60
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$10,391,229

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.88%
Consumer Discretionary	6.52%
Consumer Staples	3.30%
Energy	7.23%
Financials	28.34%
Health Care	15.69%
Industrials	14.38%
Information Technology	8.96%
Materials	4.07%
Real Estate	3.97%
Utilities	3.95%
Repurchase Agreements	0.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155668
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class R5
Trading Symbol	LAVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$82	0.70%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 35.31%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,051	$10,044	$10,017	$10,167	$10,210
8/31/2015	$9,397	$9,446	$9,429	$9,553	$9,594
9/30/2015	$9,125	$9,161	$9,141	$9,275	$9,356
10/31/2015	$9,860	$9,852	$9,817	$10,008	$10,145
11/30/2015	$9,885	$9,889	$9,873	$10,063	$10,176
12/31/2015	$9,656	$9,677	$9,636	$9,857	$10,015
1/31/2016	$9,117	$9,177	$9,126	$9,300	$9,518
2/29/2016	$9,051	$9,174	$9,129	$9,297	$9,505
3/31/2016	$9,623	$9,835	$9,794	$9,952	$10,150
4/30/2016	$9,909	$10,042	$10,000	$10,014	$10,189
5/31/2016	$10,081	$10,198	$10,158	$10,193	$10,372
6/30/2016	$10,081	$10,286	$10,242	$10,214	$10,399
7/31/2016	$10,358	$10,585	$10,558	$10,619	$10,783
8/31/2016	$10,465	$10,666	$10,653	$10,646	$10,798
9/30/2016	$10,473	$10,644	$10,638	$10,663	$10,800
10/31/2016	$10,318	$10,479	$10,460	$10,432	$10,603
11/30/2016	$10,983	$11,078	$11,117	$10,899	$10,996
12/31/2016	$11,208	$11,355	$11,409	$11,112	$11,213
1/31/2017	$11,285	$11,436	$11,477	$11,321	$11,426
2/28/2017	$11,587	$11,847	$11,870	$11,742	$11,879
3/31/2017	$11,389	$11,726	$11,750	$11,750	$11,893
4/30/2017	$11,432	$11,704	$11,734	$11,875	$12,015
5/31/2017	$11,466	$11,692	$11,694	$11,996	$12,184
6/30/2017	$11,647	$11,883	$11,902	$12,104	$12,260
7/31/2017	$11,751	$12,041	$12,054	$12,333	$12,512
8/31/2017	$11,673	$11,901	$11,902	$12,356	$12,551
9/30/2017	$12,027	$12,254	$12,290	$12,658	$12,810
10/31/2017	$12,147	$12,343	$12,374	$12,934	$13,109
11/30/2017	$12,541	$12,721	$12,751	$13,327	$13,511
12/31/2017	$12,697	$12,906	$12,914	$13,460	$13,661
1/31/2018	$13,282	$13,405	$13,388	$14,169	$14,443
2/28/2018	$12,609	$12,765	$12,747	$13,647	$13,911
3/31/2018	$12,395	$12,541	$12,550	$13,373	$13,557
4/30/2018	$12,356	$12,582	$12,605	$13,424	$13,609
5/31/2018	$12,385	$12,657	$12,729	$13,803	$13,937
6/30/2018	$12,336	$12,688	$12,765	$13,893	$14,023
7/31/2018	$12,863	$13,190	$13,249	$14,354	$14,544
8/31/2018	$13,067	$13,385	$13,453	$14,858	$15,018
9/30/2018	$13,116	$13,412	$13,453	$14,883	$15,104
10/31/2018	$12,424	$12,717	$12,719	$13,787	$14,072
11/30/2018	$12,807	$13,097	$13,086	$14,063	$14,358
12/31/2018	$11,662	$11,839	$11,807	$12,754	$13,062
1/31/2019	$12,464	$12,761	$12,751	$13,849	$14,109
2/28/2019	$12,849	$13,169	$13,165	$14,336	$14,562
3/31/2019	$12,935	$13,252	$13,216	$14,545	$14,845
4/30/2019	$13,406	$13,722	$13,687	$15,126	$15,446
5/31/2019	$12,368	$12,840	$12,790	$14,147	$14,464
6/30/2019	$13,224	$13,762	$13,701	$15,141	$15,483
7/31/2019	$13,459	$13,876	$13,809	$15,366	$15,706
8/31/2019	$13,010	$13,468	$13,378	$15,053	$15,457
9/30/2019	$13,481	$13,948	$13,869	$15,317	$15,746
10/31/2019	$13,513	$14,143	$14,073	$15,647	$16,087
11/30/2019	$14,001	$14,581	$14,501	$16,242	$16,671
12/31/2019	$14,334	$14,982	$14,907	$16,711	$17,175
1/31/2020	$13,941	$14,659	$14,554	$16,692	$17,168
2/29/2020	$12,620	$13,240	$13,144	$15,326	$15,755
3/31/2020	$10,489	$10,977	$10,834	$13,218	$13,809
4/30/2020	$11,679	$12,211	$12,059	$14,969	$15,579
5/31/2020	$12,215	$12,630	$12,468	$15,769	$16,321
6/30/2020	$12,239	$12,546	$12,411	$16,130	$16,645
7/31/2020	$12,691	$13,042	$12,888	$17,046	$17,584
8/31/2020	$13,287	$13,581	$13,430	$18,281	$18,848
9/30/2020	$12,775	$13,247	$13,083	$17,615	$18,132
10/31/2020	$12,691	$13,073	$12,947	$17,235	$17,650
11/30/2020	$14,283	$14,832	$14,733	$19,331	$19,582
12/31/2020	$14,768	$15,400	$15,335	$20,201	$20,335
1/31/2021	$14,696	$15,259	$15,256	$20,111	$20,129
2/28/2021	$15,473	$16,182	$16,212	$20,740	$20,684
3/31/2021	$16,311	$17,134	$17,158	$21,483	$21,590
4/30/2021	$16,979	$17,819	$17,821	$22,591	$22,742
5/31/2021	$17,307	$18,235	$18,246	$22,694	$22,901
6/30/2021	$17,149	$18,026	$18,045	$23,253	$23,436
7/31/2021	$17,355	$18,170	$18,135	$23,647	$23,993
8/31/2021	$17,914	$18,531	$18,503	$24,321	$24,722
9/30/2021	$17,416	$17,885	$17,877	$23,230	$23,572
10/31/2021	$18,424	$18,794	$18,770	$24,801	$25,224
11/30/2021	$17,995	$18,131	$18,110	$24,423	$25,049
12/31/2021	$19,090	$19,275	$19,226	$25,385	$26,172
1/31/2022	$18,529	$18,826	$18,734	$23,891	$24,817
2/28/2022	$18,405	$18,608	$18,550	$23,290	$24,074
3/31/2022	$18,638	$19,133	$19,063	$24,045	$24,968
4/30/2022	$17,392	$18,054	$17,962	$21,887	$22,791
5/31/2022	$17,734	$18,405	$18,311	$21,858	$22,833
6/30/2022	$16,132	$16,797	$16,698	$20,029	$20,948
7/31/2022	$17,146	$17,911	$17,836	$21,908	$22,879
8/31/2022	$16,844	$17,377	$17,303	$21,091	$21,946
9/30/2022	$15,489	$15,853	$15,770	$19,135	$19,925
10/31/2022	$17,200	$17,479	$17,409	$20,704	$21,538
11/30/2022	$18,154	$18,571	$18,463	$21,785	$22,742
12/31/2022	$17,330	$17,822	$17,691	$20,509	$21,432
1/31/2023	$18,154	$18,746	$18,653	$21,922	$22,778
2/28/2023	$17,749	$18,085	$18,009	$21,409	$22,223
3/31/2023	$17,359	$18,002	$17,853	$21,982	$23,038
4/30/2023	$17,677	$18,273	$18,082	$22,216	$23,398
5/31/2023	$17,041	$17,568	$17,403	$22,302	$23,500
6/30/2023	$18,212	$18,735	$18,572	$23,825	$25,053
7/31/2023	$19,021	$19,394	$19,268	$24,679	$25,857
8/31/2023	$18,602	$18,870	$18,723	$24,203	$25,446
9/30/2023	$17,793	$18,142	$17,986	$23,050	$24,232
10/31/2023	$17,402	$17,502	$17,326	$22,439	$23,723
11/30/2023	$18,797	$18,823	$18,648	$24,532	$25,889
12/31/2023	$19,645	$19,865	$19,753	$25,833	$27,066
1/31/2024	$19,820	$19,886	$19,719	$26,119	$27,520
2/29/2024	$20,960	$20,619	$20,441	$27,533	$28,990
3/31/2024	$22,100	$21,650	$21,456	$28,421	$29,923
4/30/2024	$21,180	$20,725	$20,514	$27,170	$28,700
5/31/2024	$21,881	$21,382	$21,182	$28,454	$30,124
6/30/2024	$21,823	$21,181	$20,974	$29,335	$31,204
7/31/2024	$22,846	$22,264	$22,119	$29,880	$31,584
8/31/2024	$23,357	$22,861	$22,660	$30,531	$32,350
9/30/2024	$23,489	$23,179	$22,959	$31,162	$33,041
10/31/2024	$23,547	$22,924	$22,701	$30,934	$32,742

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	35.31%	11.75%	9.61%
Russell 1000 Value Index	30.98%	10.14%	9.29%
Russell 3000 Value Index	31.02%	10.04%	9.18%
Russell 3000 Index	37.86%	14.60%	12.86%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,961,501,153
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 10,391,229
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$1,961,501,153
# of Portfolio Holdings	60
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$10,391,229

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.88%
Consumer Discretionary	6.52%
Consumer Staples	3.30%
Energy	7.23%
Financials	28.34%
Health Care	15.69%
Industrials	14.38%
Information Technology	8.96%
Materials	4.07%
Real Estate	3.97%
Utilities	3.95%
Repurchase Agreements	0.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155669
Shareholder Report [Line Items]
Fund Name	Lord Abbett Fundamental Equity Fund
Class Name	Class R6
Trading Symbol	LAVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Fundamental Equity Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.63%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 35.42%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 30.98% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Value Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Taiwan Semiconductor Manufacturing Co., Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Comcast Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000 Value Index	Russell 3000 Value Index	Russell 3000 Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,051	$10,044	$10,017	$10,167	$10,210
8/31/2015	$9,397	$9,446	$9,429	$9,553	$9,594
9/30/2015	$9,132	$9,161	$9,141	$9,275	$9,356
10/31/2015	$9,860	$9,852	$9,817	$10,008	$10,145
11/30/2015	$9,886	$9,889	$9,873	$10,063	$10,176
12/31/2015	$9,665	$9,677	$9,636	$9,857	$10,015
1/31/2016	$9,126	$9,177	$9,126	$9,300	$9,518
2/29/2016	$9,060	$9,174	$9,129	$9,297	$9,505
3/31/2016	$9,632	$9,835	$9,794	$9,952	$10,150
4/30/2016	$9,918	$10,042	$10,000	$10,014	$10,189
5/31/2016	$10,098	$10,198	$10,158	$10,193	$10,372
6/30/2016	$10,098	$10,286	$10,242	$10,214	$10,399
7/31/2016	$10,368	$10,585	$10,558	$10,619	$10,783
8/31/2016	$10,474	$10,666	$10,653	$10,646	$10,798
9/30/2016	$10,490	$10,644	$10,638	$10,663	$10,800
10/31/2016	$10,327	$10,479	$10,460	$10,432	$10,603
11/30/2016	$11,002	$11,078	$11,117	$10,899	$10,996
12/31/2016	$11,226	$11,355	$11,409	$11,112	$11,213
1/31/2017	$11,303	$11,436	$11,477	$11,321	$11,426
2/28/2017	$11,605	$11,847	$11,870	$11,742	$11,879
3/31/2017	$11,416	$11,726	$11,750	$11,750	$11,893
4/30/2017	$11,459	$11,704	$11,734	$11,875	$12,015
5/31/2017	$11,493	$11,692	$11,694	$11,996	$12,184
6/30/2017	$11,674	$11,883	$11,902	$12,104	$12,260
7/31/2017	$11,778	$12,041	$12,054	$12,333	$12,512
8/31/2017	$11,700	$11,901	$11,902	$12,356	$12,551
9/30/2017	$12,054	$12,254	$12,290	$12,658	$12,810
10/31/2017	$12,183	$12,343	$12,374	$12,934	$13,109
11/30/2017	$12,568	$12,721	$12,751	$13,327	$13,511
12/31/2017	$12,733	$12,906	$12,914	$13,460	$13,661
1/31/2018	$13,328	$13,405	$13,388	$14,169	$14,443
2/28/2018	$12,655	$12,765	$12,747	$13,647	$13,911
3/31/2018	$12,431	$12,541	$12,550	$13,373	$13,557
4/30/2018	$12,402	$12,582	$12,605	$13,424	$13,609
5/31/2018	$12,431	$12,657	$12,729	$13,803	$13,937
6/30/2018	$12,373	$12,688	$12,765	$13,893	$14,023
7/31/2018	$12,909	$13,190	$13,249	$14,354	$14,544
8/31/2018	$13,114	$13,385	$13,453	$14,858	$15,018
9/30/2018	$13,162	$13,412	$13,453	$14,883	$15,104
10/31/2018	$12,470	$12,717	$12,719	$13,787	$14,072
11/30/2018	$12,855	$13,097	$13,086	$14,063	$14,358
12/31/2018	$11,700	$11,839	$11,807	$12,754	$13,062
1/31/2019	$12,512	$12,761	$12,751	$13,849	$14,109
2/28/2019	$12,897	$13,169	$13,165	$14,336	$14,562
3/31/2019	$12,983	$13,252	$13,216	$14,545	$14,845
4/30/2019	$13,464	$13,722	$13,687	$15,126	$15,446
5/31/2019	$12,416	$12,840	$12,790	$14,147	$14,464
6/30/2019	$13,282	$13,762	$13,701	$15,141	$15,483
7/31/2019	$13,518	$13,876	$13,809	$15,366	$15,706
8/31/2019	$13,068	$13,468	$13,378	$15,053	$15,457
9/30/2019	$13,539	$13,948	$13,869	$15,317	$15,746
10/31/2019	$13,571	$14,143	$14,073	$15,647	$16,087
11/30/2019	$14,061	$14,581	$14,501	$16,242	$16,671
12/31/2019	$14,406	$14,982	$14,907	$16,711	$17,175
1/31/2020	$14,002	$14,659	$14,554	$16,692	$17,168
2/29/2020	$12,681	$13,240	$13,144	$15,326	$15,755
3/31/2020	$10,540	$10,977	$10,834	$13,218	$13,809
4/30/2020	$11,729	$12,211	$12,059	$14,969	$15,579
5/31/2020	$12,265	$12,630	$12,468	$15,769	$16,321
6/30/2020	$12,289	$12,546	$12,411	$16,130	$16,645
7/31/2020	$12,753	$13,042	$12,888	$17,046	$17,584
8/31/2020	$13,347	$13,581	$13,430	$18,281	$18,848
9/30/2020	$12,836	$13,247	$13,083	$17,615	$18,132
10/31/2020	$12,753	$13,073	$12,947	$17,235	$17,650
11/30/2020	$14,344	$14,832	$14,733	$19,331	$19,582
12/31/2020	$14,842	$15,400	$15,335	$20,201	$20,335
1/31/2021	$14,769	$15,259	$15,256	$20,111	$20,129
2/28/2021	$15,546	$16,182	$16,212	$20,740	$20,684
3/31/2021	$16,395	$17,134	$17,158	$21,483	$21,590
4/30/2021	$17,063	$17,819	$17,821	$22,591	$22,742
5/31/2021	$17,402	$18,235	$18,246	$22,694	$22,901
6/30/2021	$17,245	$18,026	$18,045	$23,253	$23,436
7/31/2021	$17,451	$18,170	$18,135	$23,647	$23,993
8/31/2021	$18,009	$18,531	$18,503	$24,321	$24,722
9/30/2021	$17,512	$17,885	$17,877	$23,230	$23,572
10/31/2021	$18,531	$18,794	$18,770	$24,801	$25,224
11/30/2021	$18,092	$18,131	$18,110	$24,423	$25,049
12/31/2021	$19,200	$19,275	$19,226	$25,385	$26,172
1/31/2022	$18,639	$18,826	$18,734	$23,891	$24,817
2/28/2022	$18,516	$18,608	$18,550	$23,290	$24,074
3/31/2022	$18,749	$19,133	$19,063	$24,045	$24,968
4/30/2022	$17,504	$18,054	$17,962	$21,887	$22,791
5/31/2022	$17,846	$18,405	$18,311	$21,858	$22,833
6/30/2022	$16,232	$16,797	$16,698	$20,029	$20,948
7/31/2022	$17,258	$17,911	$17,836	$21,908	$22,879
8/31/2022	$16,944	$17,377	$17,303	$21,091	$21,946
9/30/2022	$15,590	$15,853	$15,770	$19,135	$19,925
10/31/2022	$17,313	$17,479	$17,409	$20,704	$21,538
11/30/2022	$18,282	$18,571	$18,463	$21,785	$22,742
12/31/2022	$17,445	$17,822	$17,691	$20,509	$21,432
1/31/2023	$18,282	$18,746	$18,653	$21,922	$22,778
2/28/2023	$17,878	$18,085	$18,009	$21,409	$22,223
3/31/2023	$17,488	$18,002	$17,853	$21,982	$23,038
4/30/2023	$17,806	$18,273	$18,082	$22,216	$23,398
5/31/2023	$17,156	$17,568	$17,403	$22,302	$23,500
6/30/2023	$18,339	$18,735	$18,572	$23,825	$25,053
7/31/2023	$19,147	$19,394	$19,268	$24,679	$25,857
8/31/2023	$18,729	$18,870	$18,723	$24,203	$25,446
9/30/2023	$17,921	$18,142	$17,986	$23,050	$24,232
10/31/2023	$17,531	$17,502	$17,326	$22,439	$23,723
11/30/2023	$18,940	$18,823	$18,648	$24,532	$25,889
12/31/2023	$19,801	$19,865	$19,753	$25,833	$27,066
1/31/2024	$19,976	$19,886	$19,719	$26,119	$27,520
2/29/2024	$21,114	$20,619	$20,441	$27,533	$28,990
3/31/2024	$22,282	$21,650	$21,456	$28,421	$29,923
4/30/2024	$21,333	$20,725	$20,514	$27,170	$28,700
5/31/2024	$22,048	$21,382	$21,182	$28,454	$30,124
6/30/2024	$21,990	$21,181	$20,974	$29,335	$31,204
7/31/2024	$23,026	$22,264	$22,119	$29,880	$31,584
8/31/2024	$23,551	$22,861	$22,660	$30,531	$32,350
9/30/2024	$23,682	$23,179	$22,959	$31,162	$33,041
10/31/2024	$23,741	$22,924	$22,701	$30,934	$32,742

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	35.42%	11.83%	9.70%
Russell 1000 Value Index	30.98%	10.14%	9.29%
Russell 3000 Value Index	31.02%	10.04%	9.18%
Russell 3000 Index	37.86%	14.60%	12.86%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,961,501,153
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 10,391,229
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$1,961,501,153
# of Portfolio Holdings	60
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$10,391,229

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	2.88%
Consumer Discretionary	6.52%
Consumer Staples	3.30%
Energy	7.23%
Financials	28.34%
Health Care	15.69%
Industrials	14.38%
Information Technology	8.96%
Materials	4.07%
Real Estate	3.97%
Utilities	3.95%
Repurchase Agreements	0.71%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000101588
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class A
Trading Symbol	LGLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	0.90%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 54.39%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2014	$9,424	$10,000	$10,000	$10,000
11/30/2014	$9,691	$10,317	$10,298	$10,269
12/31/2014	$9,553	$10,209	$10,221	$10,243
1/31/2015	$9,401	$10,053	$10,059	$9,936
2/28/2015	$10,063	$10,723	$10,733	$10,507
3/31/2015	$10,002	$10,601	$10,635	$10,340
4/30/2015	$9,803	$10,654	$10,659	$10,440
5/31/2015	$10,154	$10,804	$10,828	$10,574
6/30/2015	$10,123	$10,614	$10,663	$10,369
7/31/2015	$10,530	$10,974	$10,999	$10,586
8/31/2015	$9,721	$10,307	$10,317	$9,948
9/30/2015	$9,501	$10,052	$10,031	$9,702
10/31/2015	$10,257	$10,918	$10,872	$10,520
11/30/2015	$10,273	$10,949	$10,930	$10,551
12/31/2015	$10,191	$10,788	$10,742	$10,385
1/31/2016	$9,534	$10,186	$10,100	$9,869
2/29/2016	$9,294	$10,181	$10,091	$9,856
3/31/2016	$9,792	$10,868	$10,778	$10,525
4/30/2016	$9,688	$10,769	$10,694	$10,566
5/31/2016	$9,915	$10,978	$10,907	$10,755
6/30/2016	$9,856	$10,935	$10,864	$10,783
7/31/2016	$10,341	$11,451	$11,391	$11,181
8/31/2016	$10,300	$11,394	$11,348	$11,196
9/30/2016	$10,449	$11,436	$11,399	$11,199
10/31/2016	$10,159	$11,167	$11,098	$10,994
11/30/2016	$10,282	$11,410	$11,394	$11,401
12/31/2016	$10,250	$11,551	$11,536	$11,627
1/31/2017	$10,631	$11,941	$11,909	$11,847
2/28/2017	$10,957	$12,437	$12,388	$12,318
3/31/2017	$11,070	$12,580	$12,532	$12,332
4/30/2017	$11,319	$12,868	$12,814	$12,459
5/31/2017	$11,831	$13,203	$13,114	$12,634
6/30/2017	$11,745	$13,168	$13,115	$12,713
7/31/2017	$12,153	$13,518	$13,445	$12,974
8/31/2017	$12,371	$13,766	$13,671	$13,014
9/30/2017	$12,511	$13,945	$13,892	$13,283
10/31/2017	$13,127	$14,485	$14,405	$13,593
11/30/2017	$13,442	$14,925	$14,841	$14,009
12/31/2017	$13,447	$15,041	$14,949	$14,165
1/31/2018	$14,485	$16,107	$15,971	$14,976
2/28/2018	$14,345	$15,684	$15,549	$14,424
3/31/2018	$14,065	$15,254	$15,171	$14,058
4/30/2018	$14,142	$15,307	$15,221	$14,112
5/31/2018	$15,016	$15,978	$15,911	$14,451
6/30/2018	$15,036	$16,132	$16,062	$14,540
7/31/2018	$15,103	$16,606	$16,518	$15,081
8/31/2018	$16,460	$17,514	$17,431	$15,573
9/30/2018	$16,692	$17,612	$17,488	$15,662
10/31/2018	$14,398	$16,037	$15,874	$14,591
11/30/2018	$14,509	$16,207	$16,049	$14,888
12/31/2018	$13,319	$14,814	$14,632	$13,544
1/31/2019	$14,700	$16,145	$15,975	$14,629
2/28/2019	$15,693	$16,723	$16,580	$15,099
3/31/2019	$16,087	$17,199	$16,999	$15,393
4/30/2019	$16,656	$17,976	$17,749	$16,016
5/31/2019	$16,006	$16,840	$16,614	$14,998
6/30/2019	$17,103	$17,997	$17,765	$16,055
7/31/2019	$17,625	$18,403	$18,150	$16,286
8/31/2019	$17,428	$18,262	$17,969	$16,028
9/30/2019	$16,082	$18,265	$17,961	$16,328
10/31/2019	$16,604	$18,779	$18,467	$16,681
11/30/2019	$17,582	$19,613	$19,304	$17,287
12/31/2019	$17,947	$20,204	$19,877	$17,809
1/31/2020	$18,659	$20,656	$20,279	$17,802
2/29/2020	$17,872	$19,249	$18,892	$16,336
3/31/2020	$16,195	$17,356	$16,925	$14,319
4/30/2020	$18,754	$19,924	$19,430	$16,154
5/31/2020	$20,896	$21,261	$20,765	$16,923
6/30/2020	$22,692	$22,187	$21,663	$17,260
7/31/2020	$24,659	$23,894	$23,276	$18,233
8/31/2020	$27,110	$26,360	$25,621	$19,544
9/30/2020	$26,971	$25,120	$24,449	$18,801
10/31/2020	$26,625	$24,266	$23,675	$18,301
11/30/2020	$29,818	$26,751	$26,202	$20,305
12/31/2020	$31,774	$27,982	$27,483	$21,085
1/31/2021	$31,802	$27,775	$27,379	$20,872
2/28/2021	$32,178	$27,768	$27,435	$21,448
3/31/2021	$30,542	$28,245	$27,810	$22,387
4/30/2021	$32,212	$30,167	$29,614	$23,582
5/31/2021	$30,855	$29,750	$29,176	$23,747
6/30/2021	$32,533	$31,616	$30,975	$24,301
7/31/2021	$33,702	$32,658	$31,850	$24,878
8/31/2021	$34,892	$33,879	$33,002	$25,635
9/30/2021	$33,013	$31,982	$31,190	$24,443
10/31/2021	$36,681	$34,752	$33,812	$26,155
11/30/2021	$36,383	$34,964	$33,903	$25,974
12/31/2021	$34,527	$35,703	$34,587	$27,138
1/31/2022	$30,214	$32,639	$31,521	$25,734
2/28/2022	$29,244	$31,253	$30,264	$24,963
3/31/2022	$30,008	$32,475	$31,386	$25,890
4/30/2022	$25,876	$28,554	$27,593	$23,632
5/31/2022	$24,836	$27,890	$26,958	$23,676
6/30/2022	$22,972	$25,681	$24,850	$21,721
7/31/2022	$25,395	$28,763	$27,820	$23,724
8/31/2022	$24,441	$27,423	$26,585	$22,757
9/30/2022	$22,173	$24,757	$24,012	$20,661
10/31/2022	$22,723	$26,204	$25,469	$22,334
11/30/2022	$23,067	$27,398	$26,583	$23,582
12/31/2022	$21,108	$25,301	$24,568	$22,223
1/31/2023	$22,534	$27,409	$26,641	$23,619
2/28/2023	$21,873	$27,084	$26,326	$23,043
3/31/2023	$23,204	$28,935	$27,971	$23,889
4/30/2023	$22,835	$29,221	$28,212	$24,262
5/31/2023	$24,063	$30,552	$29,426	$24,367
6/30/2023	$25,799	$32,642	$31,460	$25,977
7/31/2023	$26,761	$33,741	$32,541	$26,812
8/31/2023	$26,400	$33,439	$32,176	$26,385
9/30/2023	$24,579	$31,620	$30,408	$25,127
10/31/2023	$23,771	$31,170	$29,880	$24,599
11/30/2023	$27,027	$34,568	$33,113	$26,845
12/31/2023	$28,067	$36,098	$34,693	$28,065
1/31/2024	$29,682	$36,999	$35,461	$28,536
2/29/2024	$32,414	$39,523	$37,901	$30,060
3/31/2024	$33,032	$40,219	$38,587	$31,027
4/30/2024	$31,082	$38,513	$36,887	$29,760
5/31/2024	$32,706	$40,818	$39,084	$31,236
6/30/2024	$34,871	$43,571	$41,595	$32,356
7/31/2024	$33,256	$42,830	$41,068	$32,750
8/31/2024	$34,510	$43,722	$41,861	$33,545
9/30/2024	$35,798	$44,961	$43,017	$34,261
10/31/2024	$36,701	$44,812	$42,855	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	54.39%	17.19%	14.56%
Class A with sales charge	45.50%	15.81%	13.89%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,506,434,379
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 31,122,166
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$6,506,434,379
# of Portfolio Holdings	51
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$31,122,166

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	17.27%
Consumer Discretionary	12.69%
Consumer Staples	1.02%
Financials	0.81%
Health Care	10.15%
Industrials	9.46%
Information Technology	44.20%
Repurchase Agreements	4.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000101589
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class C
Trading Symbol	LGLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	1.65%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 53.24%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,281	$10,317	$10,298	$10,269
12/31/2014	$10,126	$10,209	$10,221	$10,243
1/31/2015	$9,961	$10,053	$10,059	$9,936
2/28/2015	$10,656	$10,723	$10,733	$10,507
3/31/2015	$10,586	$10,601	$10,635	$10,340
4/30/2015	$10,365	$10,654	$10,659	$10,440
5/31/2015	$10,731	$10,804	$10,828	$10,574
6/30/2015	$10,689	$10,614	$10,663	$10,369
7/31/2015	$11,112	$10,974	$10,999	$10,586
8/31/2015	$10,252	$10,307	$10,317	$9,948
9/30/2015	$10,013	$10,052	$10,031	$9,702
10/31/2015	$10,807	$10,918	$10,872	$10,520
11/30/2015	$10,814	$10,949	$10,930	$10,551
12/31/2015	$10,720	$10,788	$10,742	$10,385
1/31/2016	$10,025	$10,186	$10,100	$9,869
2/29/2016	$9,768	$10,181	$10,091	$9,856
3/31/2016	$10,281	$10,868	$10,778	$10,525
4/30/2016	$10,168	$10,769	$10,694	$10,566
5/31/2016	$10,404	$10,978	$10,907	$10,755
6/30/2016	$10,330	$10,935	$10,864	$10,783
7/31/2016	$10,833	$11,451	$11,391	$11,181
8/31/2016	$10,784	$11,394	$11,348	$11,196
9/30/2016	$10,937	$11,436	$11,399	$11,199
10/31/2016	$10,621	$11,167	$11,098	$10,994
11/30/2016	$10,745	$11,410	$11,394	$11,401
12/31/2016	$10,705	$11,551	$11,536	$11,627
1/31/2017	$11,095	$11,941	$11,909	$11,847
2/28/2017	$11,430	$12,437	$12,388	$12,318
3/31/2017	$11,538	$12,580	$12,532	$12,332
4/30/2017	$11,795	$12,868	$12,814	$12,459
5/31/2017	$12,317	$13,203	$13,114	$12,634
6/30/2017	$12,224	$13,168	$13,115	$12,713
7/31/2017	$12,643	$13,518	$13,445	$12,974
8/31/2017	$12,855	$13,766	$13,671	$13,014
9/30/2017	$12,993	$13,945	$13,892	$13,283
10/31/2017	$13,624	$14,485	$14,405	$13,593
11/30/2017	$13,942	$14,925	$14,841	$14,009
12/31/2017	$13,942	$15,041	$14,949	$14,165
1/31/2018	$15,006	$16,107	$15,971	$14,976
2/28/2018	$14,854	$15,684	$15,549	$14,424
3/31/2018	$14,553	$15,254	$15,171	$14,058
4/30/2018	$14,627	$15,307	$15,221	$14,112
5/31/2018	$15,523	$15,978	$15,911	$14,451
6/30/2018	$15,534	$16,132	$16,062	$14,540
7/31/2018	$15,592	$16,606	$16,518	$15,081
8/31/2018	$16,978	$17,514	$17,431	$15,573
9/30/2018	$17,210	$17,612	$17,488	$15,662
10/31/2018	$14,833	$16,037	$15,874	$14,591
11/30/2018	$14,937	$16,207	$16,049	$14,888
12/31/2018	$13,705	$14,814	$14,632	$13,544
1/31/2019	$15,116	$16,145	$15,975	$14,629
2/28/2019	$16,130	$16,723	$16,580	$15,099
3/31/2019	$16,521	$17,199	$16,999	$15,393
4/30/2019	$17,098	$17,976	$17,749	$16,016
5/31/2019	$16,418	$16,840	$16,614	$14,998
6/30/2019	$17,528	$17,997	$17,765	$16,055
7/31/2019	$18,060	$18,403	$18,150	$16,286
8/31/2019	$17,849	$18,262	$17,969	$16,028
9/30/2019	$16,457	$18,265	$17,961	$16,328
10/31/2019	$16,976	$18,779	$18,467	$16,681
11/30/2019	$17,967	$19,613	$19,304	$17,287
12/31/2019	$18,332	$20,204	$19,877	$17,809
1/31/2020	$19,047	$20,656	$20,279	$17,802
2/29/2020	$18,233	$19,249	$18,892	$16,336
3/31/2020	$16,508	$17,356	$16,925	$14,319
4/30/2020	$19,103	$19,924	$19,430	$16,154
5/31/2020	$21,277	$21,261	$20,765	$16,923
6/30/2020	$23,086	$22,187	$21,663	$17,260
7/31/2020	$25,078	$23,894	$23,276	$18,233
8/31/2020	$27,547	$26,360	$25,621	$19,544
9/30/2020	$27,392	$25,120	$24,449	$18,801
10/31/2020	$27,021	$24,266	$23,675	$18,301
11/30/2020	$30,245	$26,751	$26,202	$20,305
12/31/2020	$32,209	$27,982	$27,483	$21,085
1/31/2021	$32,217	$27,775	$27,379	$20,872
2/28/2021	$32,577	$27,768	$27,435	$21,448
3/31/2021	$30,902	$28,245	$27,810	$22,387
4/30/2021	$32,569	$30,167	$29,614	$23,582
5/31/2021	$31,184	$29,750	$29,176	$23,747
6/30/2021	$32,851	$31,616	$30,975	$24,301
7/31/2021	$34,009	$32,658	$31,850	$24,878
8/31/2021	$35,198	$33,879	$33,002	$25,635
9/30/2021	$33,273	$31,982	$31,190	$24,443
10/31/2021	$36,951	$34,752	$33,812	$26,155
11/30/2021	$36,631	$34,964	$33,903	$25,974
12/31/2021	$34,744	$35,703	$34,587	$27,138
1/31/2022	$30,375	$32,639	$31,521	$25,734
2/28/2022	$29,382	$31,253	$30,264	$24,963
3/31/2022	$30,137	$32,475	$31,386	$25,890
4/30/2022	$25,966	$28,554	$27,593	$23,632
5/31/2022	$24,914	$27,890	$26,958	$23,676
6/30/2022	$23,027	$25,681	$24,850	$21,721
7/31/2022	$25,440	$28,763	$27,820	$23,724
8/31/2022	$24,467	$27,423	$26,585	$22,757
9/30/2022	$22,183	$24,757	$24,012	$20,661
10/31/2022	$22,719	$26,204	$25,469	$22,334
11/30/2022	$23,047	$27,398	$26,583	$23,582
12/31/2022	$21,081	$25,301	$24,568	$22,223
1/31/2023	$22,481	$27,409	$26,641	$23,619
2/28/2023	$21,816	$27,084	$26,326	$23,043
3/31/2023	$23,126	$28,935	$27,971	$23,889
4/30/2023	$22,739	$29,221	$28,212	$24,262
5/31/2023	$23,950	$30,552	$29,426	$24,367
6/30/2023	$25,658	$32,642	$31,460	$25,977
7/31/2023	$26,602	$33,741	$32,541	$26,812
8/31/2023	$26,224	$33,439	$32,176	$26,385
9/30/2023	$24,407	$31,620	$30,408	$25,127
10/31/2023	$23,593	$31,170	$29,880	$24,599
11/30/2023	$26,810	$34,568	$33,113	$26,845
12/31/2023	$27,813	$36,098	$34,693	$28,065
1/31/2024	$29,392	$36,999	$35,461	$28,536
2/29/2024	$32,083	$39,523	$37,901	$30,060
3/31/2024	$32,669	$40,219	$38,587	$31,027
4/30/2024	$30,732	$38,513	$36,887	$29,760
5/31/2024	$32,311	$40,818	$39,084	$31,236
6/30/2024	$34,426	$43,571	$41,595	$32,356
7/31/2024	$32,818	$42,830	$41,068	$32,750
8/31/2024	$34,029	$43,722	$41,861	$33,545
9/30/2024	$35,280	$44,961	$43,017	$34,261
10/31/2024	$36,154	$44,812	$42,855	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	53.24%	16.32%	13.71%
Class C with sales charge	52.24%	16.32%	13.71%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,506,434,379
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 31,122,166
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$6,506,434,379
# of Portfolio Holdings	51
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$31,122,166

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	17.27%
Consumer Discretionary	12.69%
Consumer Staples	1.02%
Financials	0.81%
Health Care	10.15%
Industrials	9.46%
Information Technology	44.20%
Repurchase Agreements	4.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000101590
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class F
Trading Symbol	LGLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$83	0.65%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 54.76%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,291	$10,317	$10,298	$10,269
12/31/2014	$10,145	$10,209	$10,221	$10,243
1/31/2015	$9,985	$10,053	$10,059	$9,936
2/28/2015	$10,688	$10,723	$10,733	$10,507
3/31/2015	$10,624	$10,601	$10,635	$10,340
4/30/2015	$10,410	$10,654	$10,659	$10,440
5/31/2015	$10,784	$10,804	$10,828	$10,574
6/30/2015	$10,752	$10,614	$10,663	$10,369
7/31/2015	$11,191	$10,974	$10,999	$10,586
8/31/2015	$10,327	$10,307	$10,317	$9,948
9/30/2015	$10,094	$10,052	$10,031	$9,702
10/31/2015	$10,903	$10,918	$10,872	$10,520
11/30/2015	$10,919	$10,949	$10,930	$10,551
12/31/2015	$10,837	$10,788	$10,742	$10,385
1/31/2016	$10,139	$10,186	$10,100	$9,869
2/29/2016	$9,885	$10,181	$10,091	$9,856
3/31/2016	$10,411	$10,868	$10,778	$10,525
4/30/2016	$10,306	$10,769	$10,694	$10,566
5/31/2016	$10,550	$10,978	$10,907	$10,755
6/30/2016	$10,488	$10,935	$10,864	$10,783
7/31/2016	$11,005	$11,451	$11,391	$11,181
8/31/2016	$10,962	$11,394	$11,348	$11,196
9/30/2016	$11,125	$11,436	$11,399	$11,199
10/31/2016	$10,814	$11,167	$11,098	$10,994
11/30/2016	$10,948	$11,410	$11,394	$11,401
12/31/2016	$10,914	$11,551	$11,536	$11,627
1/31/2017	$11,321	$11,941	$11,909	$11,847
2/28/2017	$11,670	$12,437	$12,388	$12,318
3/31/2017	$11,790	$12,580	$12,532	$12,332
4/30/2017	$12,063	$12,868	$12,814	$12,459
5/31/2017	$12,609	$13,203	$13,114	$12,634
6/30/2017	$12,522	$13,168	$13,115	$12,713
7/31/2017	$12,963	$13,518	$13,445	$12,974
8/31/2017	$13,193	$13,766	$13,671	$13,014
9/30/2017	$13,346	$13,945	$13,892	$13,283
10/31/2017	$14,006	$14,485	$14,405	$13,593
11/30/2017	$14,344	$14,925	$14,841	$14,009
12/31/2017	$14,354	$15,041	$14,949	$14,165
1/31/2018	$15,465	$16,107	$15,971	$14,976
2/28/2018	$15,317	$15,684	$15,549	$14,424
3/31/2018	$15,022	$15,254	$15,171	$14,058
4/30/2018	$15,108	$15,307	$15,221	$14,112
5/31/2018	$16,046	$15,978	$15,911	$14,451
6/30/2018	$16,072	$16,132	$16,062	$14,540
7/31/2018	$16,148	$16,606	$16,518	$15,081
8/31/2018	$17,596	$17,514	$17,431	$15,573
9/30/2018	$17,851	$17,612	$17,488	$15,662
10/31/2018	$15,399	$16,037	$15,874	$14,591
11/30/2018	$15,521	$16,207	$16,049	$14,888
12/31/2018	$14,256	$14,814	$14,632	$13,544
1/31/2019	$15,735	$16,145	$15,975	$14,629
2/28/2019	$16,804	$16,723	$16,580	$15,099
3/31/2019	$17,225	$17,199	$16,999	$15,393
4/30/2019	$17,837	$17,976	$17,749	$16,016
5/31/2019	$17,146	$16,840	$16,614	$14,998
6/30/2019	$18,319	$17,997	$17,765	$16,055
7/31/2019	$18,888	$18,403	$18,150	$16,286
8/31/2019	$18,686	$18,262	$17,969	$16,028
9/30/2019	$17,238	$18,265	$17,961	$16,328
10/31/2019	$17,806	$18,779	$18,467	$16,681
11/30/2019	$18,854	$19,613	$19,304	$17,287
12/31/2019	$19,258	$20,204	$19,877	$17,809
1/31/2020	$20,020	$20,656	$20,279	$17,802
2/29/2020	$19,178	$19,249	$18,892	$16,336
3/31/2020	$17,383	$17,356	$16,925	$14,319
4/30/2020	$20,132	$19,924	$19,430	$16,154
5/31/2020	$22,438	$21,261	$20,765	$16,923
6/30/2020	$24,372	$22,187	$21,663	$17,260
7/31/2020	$26,492	$23,894	$23,276	$18,233
8/31/2020	$29,129	$26,360	$25,621	$19,544
9/30/2020	$28,989	$25,120	$24,449	$18,801
10/31/2020	$28,618	$24,266	$23,675	$18,301
11/30/2020	$32,062	$26,751	$26,202	$20,305
12/31/2020	$34,172	$27,982	$27,483	$21,085
1/31/2021	$34,208	$27,775	$27,379	$20,872
2/28/2021	$34,617	$27,768	$27,435	$21,448
3/31/2021	$32,872	$28,245	$27,810	$22,387
4/30/2021	$34,675	$30,167	$29,614	$23,582
5/31/2021	$33,215	$29,750	$29,176	$23,747
6/30/2021	$35,026	$31,616	$30,975	$24,301
7/31/2021	$36,296	$32,658	$31,850	$24,878
8/31/2021	$37,588	$33,879	$33,002	$25,635
9/30/2021	$35,566	$31,982	$31,190	$24,443
10/31/2021	$39,530	$34,752	$33,812	$26,155
11/30/2021	$39,217	$34,964	$33,903	$25,974
12/31/2021	$37,230	$35,703	$34,587	$27,138
1/31/2022	$32,583	$32,639	$31,521	$25,734
2/28/2022	$31,544	$31,253	$30,264	$24,963
3/31/2022	$32,377	$32,475	$31,386	$25,890
4/30/2022	$27,918	$28,554	$27,593	$23,632
5/31/2022	$26,807	$27,890	$26,958	$23,676
6/30/2022	$24,802	$25,681	$24,850	$21,721
7/31/2022	$27,416	$28,763	$27,820	$23,724
8/31/2022	$26,396	$27,423	$26,585	$22,757
9/30/2022	$23,951	$24,757	$24,012	$20,661
10/31/2022	$24,551	$26,204	$25,469	$22,334
11/30/2022	$24,927	$27,398	$26,583	$23,582
12/31/2022	$22,814	$25,301	$24,568	$22,223
1/31/2023	$24,363	$27,409	$26,641	$23,619
2/28/2023	$23,656	$27,084	$26,326	$23,043
3/31/2023	$25,097	$28,935	$27,971	$23,889
4/30/2023	$24,694	$29,221	$28,212	$24,262
5/31/2023	$26,028	$30,552	$29,426	$24,367
6/30/2023	$27,918	$32,642	$31,460	$25,977
7/31/2023	$28,965	$33,741	$32,541	$26,812
8/31/2023	$28,580	$33,439	$32,176	$26,385
9/30/2023	$26,610	$31,620	$30,408	$25,127
10/31/2023	$25,751	$31,170	$29,880	$24,599
11/30/2023	$29,288	$34,568	$33,113	$26,845
12/31/2023	$30,407	$36,098	$34,693	$28,065
1/31/2024	$32,162	$36,999	$35,461	$28,536
2/29/2024	$35,134	$39,523	$37,901	$30,060
3/31/2024	$35,815	$40,219	$38,587	$31,027
4/30/2024	$33,711	$38,513	$36,887	$29,760
5/31/2024	$35,484	$40,818	$39,084	$31,236
6/30/2024	$37,829	$43,571	$41,595	$32,356
7/31/2024	$36,092	$42,830	$41,068	$32,750
8/31/2024	$37,453	$43,722	$41,861	$33,545
9/30/2024	$38,859	$44,961	$43,017	$34,261
10/31/2024	$39,853	$44,812	$42,855	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	54.76%	17.48%	14.83%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,506,434,379
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 31,122,166
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$6,506,434,379
# of Portfolio Holdings	51
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$31,122,166

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	17.27%
Consumer Discretionary	12.69%
Consumer Staples	1.02%
Financials	0.81%
Health Care	10.15%
Industrials	9.46%
Information Technology	44.20%
Repurchase Agreements	4.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000184541
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class F3
Trading Symbol	LGLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$74	0.58%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 54.87%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,226	$10,249	$10,255	$10,112
5/31/2017	$10,689	$10,516	$10,496	$10,254
6/30/2017	$10,613	$10,488	$10,496	$10,318
7/31/2017	$10,988	$10,767	$10,760	$10,530
8/31/2017	$11,185	$10,964	$10,941	$10,562
9/30/2017	$11,314	$11,107	$11,118	$10,780
10/31/2017	$11,874	$11,537	$11,529	$11,032
11/30/2017	$12,162	$11,888	$11,877	$11,370
12/31/2017	$12,171	$11,980	$11,964	$11,496
1/31/2018	$13,115	$12,829	$12,782	$12,155
2/28/2018	$12,990	$12,492	$12,444	$11,707
3/31/2018	$12,737	$12,150	$12,141	$11,409
4/30/2018	$12,814	$12,192	$12,181	$11,453
5/31/2018	$13,608	$12,726	$12,733	$11,729
6/30/2018	$13,630	$12,849	$12,854	$11,801
7/31/2018	$13,694	$13,226	$13,219	$12,240
8/31/2018	$14,925	$13,949	$13,950	$12,639
9/30/2018	$15,140	$14,027	$13,996	$12,711
10/31/2018	$13,063	$12,773	$12,704	$11,842
11/30/2018	$13,166	$12,909	$12,844	$12,083
12/31/2018	$12,093	$11,799	$11,710	$10,992
1/31/2019	$13,351	$12,859	$12,785	$11,873
2/28/2019	$14,254	$13,319	$13,269	$12,254
3/31/2019	$14,614	$13,699	$13,605	$12,493
4/30/2019	$15,138	$14,317	$14,205	$12,998
5/31/2019	$14,552	$13,413	$13,296	$12,172
6/30/2019	$15,548	$14,334	$14,217	$13,030
7/31/2019	$16,031	$14,658	$14,526	$13,218
8/31/2019	$15,857	$14,545	$14,381	$13,008
9/30/2019	$14,634	$14,547	$14,374	$13,252
10/31/2019	$15,112	$14,957	$14,780	$13,539
11/30/2019	$16,002	$15,621	$15,449	$14,030
12/31/2019	$16,347	$16,092	$15,908	$14,453
1/31/2020	$16,998	$16,452	$16,229	$14,448
2/29/2020	$16,286	$15,332	$15,120	$13,258
3/31/2020	$14,757	$13,823	$13,545	$11,621
4/30/2020	$17,093	$15,869	$15,550	$13,111
5/31/2020	$19,056	$16,934	$16,619	$13,735
6/30/2020	$20,697	$17,672	$17,337	$14,008
7/31/2020	$22,499	$19,031	$18,629	$14,798
8/31/2020	$24,735	$20,995	$20,505	$15,862
9/30/2020	$24,618	$20,007	$19,567	$15,259
10/31/2020	$24,307	$19,328	$18,948	$14,853
11/30/2020	$27,231	$21,307	$20,970	$16,479
12/31/2020	$29,025	$22,287	$21,995	$17,113
1/31/2021	$29,056	$22,122	$21,912	$16,940
2/28/2021	$29,405	$22,117	$21,957	$17,407
3/31/2021	$27,923	$22,497	$22,257	$18,169
4/30/2021	$29,454	$24,027	$23,701	$19,139
5/31/2021	$28,223	$23,695	$23,350	$19,273
6/30/2021	$29,760	$25,182	$24,790	$19,723
7/31/2021	$30,843	$26,011	$25,490	$20,191
8/31/2021	$31,939	$26,984	$26,412	$20,805
9/30/2021	$30,225	$25,473	$24,962	$19,838
10/31/2021	$33,598	$27,679	$27,060	$21,227
11/30/2021	$33,331	$27,848	$27,133	$21,080
12/31/2021	$31,646	$28,437	$27,680	$22,025
1/31/2022	$27,693	$25,996	$25,226	$20,885
2/28/2022	$26,810	$24,892	$24,221	$20,260
3/31/2022	$27,521	$25,866	$25,119	$21,012
4/30/2022	$23,740	$22,742	$22,083	$19,180
5/31/2022	$22,789	$22,214	$21,575	$19,215
6/30/2022	$21,090	$20,454	$19,888	$17,629
7/31/2022	$23,321	$22,909	$22,265	$19,254
8/31/2022	$22,445	$21,842	$21,277	$18,469
9/30/2022	$20,364	$19,719	$19,218	$16,768
10/31/2022	$20,880	$20,871	$20,383	$18,126
11/30/2022	$21,202	$21,822	$21,275	$19,139
12/31/2022	$19,413	$20,151	$19,662	$18,036
1/31/2023	$20,723	$21,831	$21,321	$19,169
2/28/2023	$20,124	$21,572	$21,069	$18,702
3/31/2023	$21,352	$23,046	$22,386	$19,388
4/30/2023	$21,015	$23,274	$22,579	$19,691
5/31/2023	$22,153	$24,334	$23,550	$19,777
6/30/2023	$23,755	$25,999	$25,178	$21,083
7/31/2023	$24,646	$26,874	$26,043	$21,761
8/31/2023	$24,317	$26,633	$25,751	$21,414
9/30/2023	$22,647	$25,185	$24,336	$20,393
10/31/2023	$21,914	$24,826	$23,914	$19,964
11/30/2023	$24,923	$27,532	$26,501	$21,788
12/31/2023	$25,881	$28,752	$27,765	$22,777
1/31/2024	$27,379	$29,469	$28,380	$23,160
2/29/2024	$29,902	$31,479	$30,333	$24,397
3/31/2024	$30,486	$32,033	$30,882	$25,182
4/30/2024	$28,696	$30,675	$29,521	$24,153
5/31/2024	$30,209	$32,511	$31,280	$25,351
6/30/2024	$32,208	$34,703	$33,289	$26,260
7/31/2024	$30,725	$34,113	$32,868	$26,580
8/31/2024	$31,893	$34,824	$33,502	$27,225
9/30/2024	$33,099	$35,810	$34,427	$27,806
10/31/2024	$33,937	$35,692	$34,298	$27,554

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	54.87%	17.56%	17.50%
Russell 1000 Growth Index	43.77%	19.00%	18.29%
Russell 3000 Growth Index	43.42%	18.34%	17.67%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	14.32%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,506,434,379
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 31,122,166
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$6,506,434,379
# of Portfolio Holdings	51
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$31,122,166

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	17.27%
Consumer Discretionary	12.69%
Consumer Staples	1.02%
Financials	0.81%
Health Care	10.15%
Industrials	9.46%
Information Technology	44.20%
Repurchase Agreements	4.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000101591
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class I
Trading Symbol	LGLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.65%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 54.76%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,286	$10,317	$10,298	$10,269
12/31/2014	$10,140	$10,209	$10,221	$10,243
1/31/2015	$9,985	$10,053	$10,059	$9,936
2/28/2015	$10,687	$10,723	$10,733	$10,507
3/31/2015	$10,623	$10,601	$10,635	$10,340
4/30/2015	$10,413	$10,654	$10,659	$10,440
5/31/2015	$10,787	$10,804	$10,828	$10,574
6/30/2015	$10,755	$10,614	$10,663	$10,369
7/31/2015	$11,192	$10,974	$10,999	$10,586
8/31/2015	$10,336	$10,307	$10,317	$9,948
9/30/2015	$10,104	$10,052	$10,031	$9,702
10/31/2015	$10,910	$10,918	$10,872	$10,520
11/30/2015	$10,926	$10,949	$10,930	$10,551
12/31/2015	$10,845	$10,788	$10,742	$10,385
1/31/2016	$10,148	$10,186	$10,100	$9,869
2/29/2016	$9,895	$10,181	$10,091	$9,856
3/31/2016	$10,425	$10,868	$10,778	$10,525
4/30/2016	$10,320	$10,769	$10,694	$10,566
5/31/2016	$10,563	$10,978	$10,907	$10,755
6/30/2016	$10,501	$10,935	$10,864	$10,783
7/31/2016	$11,021	$11,451	$11,391	$11,181
8/31/2016	$10,978	$11,394	$11,348	$11,196
9/30/2016	$11,141	$11,436	$11,399	$11,199
10/31/2016	$10,830	$11,167	$11,098	$10,994
11/30/2016	$10,969	$11,410	$11,394	$11,401
12/31/2016	$10,935	$11,551	$11,536	$11,627
1/31/2017	$11,341	$11,941	$11,909	$11,847
2/28/2017	$11,694	$12,437	$12,388	$12,318
3/31/2017	$11,814	$12,580	$12,532	$12,332
4/30/2017	$12,090	$12,868	$12,814	$12,459
5/31/2017	$12,635	$13,203	$13,114	$12,634
6/30/2017	$12,549	$13,168	$13,115	$12,713
7/31/2017	$12,988	$13,518	$13,445	$12,974
8/31/2017	$13,222	$13,766	$13,671	$13,014
9/30/2017	$13,374	$13,945	$13,892	$13,283
10/31/2017	$14,033	$14,485	$14,405	$13,593
11/30/2017	$14,374	$14,925	$14,841	$14,009
12/31/2017	$14,384	$15,041	$14,949	$14,165
1/31/2018	$15,497	$16,107	$15,971	$14,976
2/28/2018	$15,350	$15,684	$15,549	$14,424
3/31/2018	$15,050	$15,254	$15,171	$14,058
4/30/2018	$15,142	$15,307	$15,221	$14,112
5/31/2018	$16,076	$15,978	$15,911	$14,451
6/30/2018	$16,102	$16,132	$16,062	$14,540
7/31/2018	$16,178	$16,606	$16,518	$15,081
8/31/2018	$17,631	$17,514	$17,431	$15,573
9/30/2018	$17,885	$17,612	$17,488	$15,662
10/31/2018	$15,431	$16,037	$15,874	$14,591
11/30/2018	$15,553	$16,207	$16,049	$14,888
12/31/2018	$14,282	$14,814	$14,632	$13,544
1/31/2019	$15,766	$16,145	$15,975	$14,629
2/28/2019	$16,837	$16,723	$16,580	$15,099
3/31/2019	$17,257	$17,199	$16,999	$15,393
4/30/2019	$17,872	$17,976	$17,749	$16,016
5/31/2019	$17,178	$16,840	$16,614	$14,998
6/30/2019	$18,358	$17,997	$17,765	$16,055
7/31/2019	$18,924	$18,403	$18,150	$16,286
8/31/2019	$18,724	$18,262	$17,969	$16,028
9/30/2019	$17,275	$18,265	$17,961	$16,328
10/31/2019	$17,841	$18,779	$18,467	$16,681
11/30/2019	$18,891	$19,613	$19,304	$17,287
12/31/2019	$19,293	$20,204	$19,877	$17,809
1/31/2020	$20,064	$20,656	$20,279	$17,802
2/29/2020	$19,220	$19,249	$18,892	$16,336
3/31/2020	$17,414	$17,356	$16,925	$14,319
4/30/2020	$20,170	$19,924	$19,430	$16,154
5/31/2020	$22,484	$21,261	$20,765	$16,923
6/30/2020	$24,423	$22,187	$21,663	$17,260
7/31/2020	$26,546	$23,894	$23,276	$18,233
8/31/2020	$29,183	$26,360	$25,621	$19,544
9/30/2020	$29,045	$25,120	$24,449	$18,801
10/31/2020	$28,675	$24,266	$23,675	$18,301
11/30/2020	$32,122	$26,751	$26,202	$20,305
12/31/2020	$34,242	$27,982	$27,483	$21,085
1/31/2021	$34,278	$27,775	$27,379	$20,872
2/28/2021	$34,692	$27,768	$27,435	$21,448
3/31/2021	$32,935	$28,245	$27,810	$22,387
4/30/2021	$34,743	$30,167	$29,614	$23,582
5/31/2021	$33,284	$29,750	$29,176	$23,747
6/30/2021	$35,099	$31,616	$30,975	$24,301
7/31/2021	$36,370	$32,658	$31,850	$24,878
8/31/2021	$37,662	$33,879	$33,002	$25,635
9/30/2021	$35,636	$31,982	$31,190	$24,443
10/31/2021	$39,608	$34,752	$33,812	$26,155
11/30/2021	$39,297	$34,964	$33,903	$25,974
12/31/2021	$37,306	$35,703	$34,587	$27,138
1/31/2022	$32,647	$32,639	$31,521	$25,734
2/28/2022	$31,607	$31,253	$30,264	$24,963
3/31/2022	$32,443	$32,475	$31,386	$25,890
4/30/2022	$27,979	$28,554	$27,593	$23,632
5/31/2022	$26,859	$27,890	$26,958	$23,676
6/30/2022	$24,850	$25,681	$24,850	$21,721
7/31/2022	$27,473	$28,763	$27,820	$23,724
8/31/2022	$26,441	$27,423	$26,585	$22,757
9/30/2022	$23,996	$24,757	$24,012	$20,661
10/31/2022	$24,601	$26,204	$25,469	$22,334
11/30/2022	$24,974	$27,398	$26,583	$23,582
12/31/2022	$22,858	$25,301	$24,568	$22,223
1/31/2023	$24,405	$27,409	$26,641	$23,619
2/28/2023	$23,703	$27,084	$26,326	$23,043
3/31/2023	$25,152	$28,935	$27,971	$23,889
4/30/2023	$24,743	$29,221	$28,212	$24,262
5/31/2023	$26,086	$30,552	$29,426	$24,367
6/30/2023	$27,970	$32,642	$31,460	$25,977
7/31/2023	$29,020	$33,741	$32,541	$26,812
8/31/2023	$28,637	$33,439	$32,176	$26,385
9/30/2023	$26,664	$31,620	$30,408	$25,127
10/31/2023	$25,801	$31,170	$29,880	$24,599
11/30/2023	$29,340	$34,568	$33,113	$26,845
12/31/2023	$30,469	$36,098	$34,693	$28,065
1/31/2024	$32,229	$36,999	$35,461	$28,536
2/29/2024	$35,208	$39,523	$37,901	$30,060
3/31/2024	$35,883	$40,219	$38,587	$31,027
4/30/2024	$33,776	$38,513	$36,887	$29,760
5/31/2024	$35,545	$40,818	$39,084	$31,236
6/30/2024	$37,902	$43,571	$41,595	$32,356
7/31/2024	$36,159	$42,830	$41,068	$32,750
8/31/2024	$37,528	$43,722	$41,861	$33,545
9/30/2024	$38,942	$44,961	$43,017	$34,261
10/31/2024	$39,929	$44,812	$42,855	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	54.76%	17.48%	14.85%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,506,434,379
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 31,122,166
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$6,506,434,379
# of Portfolio Holdings	51
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$31,122,166

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	17.27%
Consumer Discretionary	12.69%
Consumer Staples	1.02%
Financials	0.81%
Health Care	10.15%
Industrials	9.46%
Information Technology	44.20%
Repurchase Agreements	4.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000101592
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class R2
Trading Symbol	LGLQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$159	1.25%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 53.82%, reflecting performance at the net asset value (NAV) of Class R2 shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,282	$10,317	$10,298	$10,269
12/31/2014	$10,131	$10,209	$10,221	$10,243
1/31/2015	$9,967	$10,053	$10,059	$9,936
2/28/2015	$10,666	$10,723	$10,733	$10,507
3/31/2015	$10,597	$10,601	$10,635	$10,340
4/30/2015	$10,383	$10,654	$10,659	$10,440
5/31/2015	$10,753	$10,804	$10,828	$10,574
6/30/2015	$10,716	$10,614	$10,663	$10,369
7/31/2015	$11,145	$10,974	$10,999	$10,586
8/31/2015	$10,282	$10,307	$10,317	$9,948
9/30/2015	$10,045	$10,052	$10,031	$9,702
10/31/2015	$10,849	$10,918	$10,872	$10,520
11/30/2015	$10,855	$10,949	$10,930	$10,551
12/31/2015	$10,769	$10,788	$10,742	$10,385
1/31/2016	$10,070	$10,186	$10,100	$9,869
2/29/2016	$9,816	$10,181	$10,091	$9,856
3/31/2016	$10,338	$10,868	$10,778	$10,525
4/30/2016	$10,228	$10,769	$10,694	$10,566
5/31/2016	$10,463	$10,978	$10,907	$10,755
6/30/2016	$10,396	$10,935	$10,864	$10,783
7/31/2016	$10,903	$11,451	$11,391	$11,181
8/31/2016	$10,855	$11,394	$11,348	$11,196
9/30/2016	$11,013	$11,436	$11,399	$11,199
10/31/2016	$10,702	$11,167	$11,098	$10,994
11/30/2016	$10,831	$11,410	$11,394	$11,401
12/31/2016	$10,793	$11,551	$11,536	$11,627
1/31/2017	$11,191	$11,941	$11,909	$11,847
2/28/2017	$11,531	$12,437	$12,388	$12,318
3/31/2017	$11,646	$12,580	$12,532	$12,332
4/30/2017	$11,909	$12,868	$12,814	$12,459
5/31/2017	$12,440	$13,203	$13,114	$12,634
6/30/2017	$12,349	$13,168	$13,115	$12,713
7/31/2017	$12,776	$13,518	$13,445	$12,974
8/31/2017	$12,996	$13,766	$13,671	$13,014
9/30/2017	$13,140	$13,945	$13,892	$13,283
10/31/2017	$13,781	$14,485	$14,405	$13,593
11/30/2017	$14,109	$14,925	$14,841	$14,009
12/31/2017	$14,114	$15,041	$14,949	$14,165
1/31/2018	$15,196	$16,107	$15,971	$14,976
2/28/2018	$15,043	$15,684	$15,549	$14,424
3/31/2018	$14,747	$15,254	$15,171	$14,058
4/30/2018	$14,824	$15,307	$15,221	$14,112
5/31/2018	$15,737	$15,978	$15,911	$14,451
6/30/2018	$15,753	$16,132	$16,062	$14,540
7/31/2018	$15,819	$16,606	$16,518	$15,081
8/31/2018	$17,228	$17,514	$17,431	$15,573
9/30/2018	$17,468	$17,612	$17,488	$15,662
10/31/2018	$15,064	$16,037	$15,874	$14,591
11/30/2018	$15,175	$16,207	$16,049	$14,888
12/31/2018	$13,927	$14,814	$14,632	$13,544
1/31/2019	$15,372	$16,145	$15,975	$14,629
2/28/2019	$16,405	$16,723	$16,580	$15,099
3/31/2019	$16,804	$17,199	$16,999	$15,393
4/30/2019	$17,395	$17,976	$17,749	$16,016
5/31/2019	$16,712	$16,840	$16,614	$14,998
6/30/2019	$17,850	$17,997	$17,765	$16,055
7/31/2019	$18,397	$18,403	$18,150	$16,286
8/31/2019	$18,182	$18,262	$17,969	$16,028
9/30/2019	$16,774	$18,265	$17,961	$16,328
10/31/2019	$17,315	$18,779	$18,467	$16,681
11/30/2019	$18,319	$19,613	$19,304	$17,287
12/31/2019	$18,701	$20,204	$19,877	$17,809
1/31/2020	$19,436	$20,656	$20,279	$17,802
2/29/2020	$18,614	$19,249	$18,892	$16,336
3/31/2020	$16,862	$17,356	$16,925	$14,319
4/30/2020	$19,516	$19,924	$19,430	$16,154
5/31/2020	$21,743	$21,261	$20,765	$16,923
6/30/2020	$23,601	$22,187	$21,663	$17,260
7/31/2020	$25,647	$23,894	$23,276	$18,233
8/31/2020	$28,181	$26,360	$25,621	$19,544
9/30/2020	$28,034	$25,120	$24,449	$18,801
10/31/2020	$27,660	$24,266	$23,675	$18,301
11/30/2020	$30,975	$26,751	$26,202	$20,305
12/31/2020	$32,995	$27,982	$27,483	$21,085
1/31/2021	$33,017	$27,775	$27,379	$20,872
2/28/2021	$33,395	$27,768	$27,435	$21,448
3/31/2021	$31,692	$28,245	$27,810	$22,387
4/30/2021	$33,410	$30,167	$29,614	$23,582
5/31/2021	$31,996	$29,750	$29,176	$23,747
6/30/2021	$33,720	$31,616	$30,975	$24,301
7/31/2021	$34,927	$32,658	$31,850	$24,878
8/31/2021	$36,148	$33,879	$33,002	$25,635
9/30/2021	$34,187	$31,982	$31,190	$24,443
10/31/2021	$37,984	$34,752	$33,812	$26,155
11/30/2021	$37,668	$34,964	$33,903	$25,974
12/31/2021	$35,728	$35,703	$34,587	$27,138
1/31/2022	$31,250	$32,639	$31,521	$25,734
2/28/2022	$30,248	$31,253	$30,264	$24,963
3/31/2022	$31,030	$32,475	$31,386	$25,890
4/30/2022	$26,745	$28,554	$27,593	$23,632
5/31/2022	$25,660	$27,890	$26,958	$23,676
6/30/2022	$23,739	$25,681	$24,850	$21,721
7/31/2022	$26,231	$28,763	$27,820	$23,724
8/31/2022	$25,228	$27,423	$26,585	$22,757
9/30/2022	$22,884	$24,757	$24,012	$20,661
10/31/2022	$23,445	$26,204	$25,469	$22,334
11/30/2022	$23,794	$27,398	$26,583	$23,582
12/31/2022	$21,771	$25,301	$24,568	$22,223
1/31/2023	$23,224	$27,409	$26,641	$23,619
2/28/2023	$22,544	$27,084	$26,326	$23,043
3/31/2023	$23,914	$28,935	$27,971	$23,889
4/30/2023	$23,518	$29,221	$28,212	$24,262
5/31/2023	$24,778	$30,552	$29,426	$24,367
6/30/2023	$26,552	$32,642	$31,460	$25,977
7/31/2023	$27,536	$33,741	$32,541	$26,812
8/31/2023	$27,159	$33,439	$32,176	$26,385
9/30/2023	$25,274	$31,620	$30,408	$25,127
10/31/2023	$24,447	$31,170	$29,880	$24,599
11/30/2023	$27,784	$34,568	$33,113	$26,845
12/31/2023	$28,842	$36,098	$34,693	$28,065
1/31/2024	$30,487	$36,999	$35,461	$28,536
2/29/2024	$33,292	$39,523	$37,901	$30,060
3/31/2024	$33,908	$40,219	$38,587	$31,027
4/30/2024	$31,903	$38,513	$36,887	$29,760
5/31/2024	$33,558	$40,818	$39,084	$31,236
6/30/2024	$35,765	$43,571	$41,595	$32,356
7/31/2024	$34,101	$42,830	$41,068	$32,750
8/31/2024	$35,379	$43,722	$41,861	$33,545
9/30/2024	$36,693	$44,961	$43,017	$34,261
10/31/2024	$37,604	$44,812	$42,855	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	53.82%	16.78%	14.16%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,506,434,379
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 31,122,166
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$6,506,434,379
# of Portfolio Holdings	51
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$31,122,166

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	17.27%
Consumer Discretionary	12.69%
Consumer Staples	1.02%
Financials	0.81%
Health Care	10.15%
Industrials	9.46%
Information Technology	44.20%
Repurchase Agreements	4.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000101593
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class R3
Trading Symbol	LGLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$146	1.15%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 53.98%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,288	$10,317	$10,298	$10,269
12/31/2014	$10,137	$10,209	$10,221	$10,243
1/31/2015	$9,976	$10,053	$10,059	$9,936
2/28/2015	$10,674	$10,723	$10,733	$10,507
3/31/2015	$10,605	$10,601	$10,635	$10,340
4/30/2015	$10,389	$10,654	$10,659	$10,440
5/31/2015	$10,762	$10,804	$10,828	$10,574
6/30/2015	$10,725	$10,614	$10,663	$10,369
7/31/2015	$11,157	$10,974	$10,999	$10,586
8/31/2015	$10,293	$10,307	$10,317	$9,948
9/30/2015	$10,058	$10,052	$10,031	$9,702
10/31/2015	$10,858	$10,918	$10,872	$10,520
11/30/2015	$10,870	$10,949	$10,930	$10,551
12/31/2015	$10,783	$10,788	$10,742	$10,385
1/31/2016	$10,089	$10,186	$10,100	$9,869
2/29/2016	$9,833	$10,181	$10,091	$9,856
3/31/2016	$10,354	$10,868	$10,778	$10,525
4/30/2016	$10,243	$10,769	$10,694	$10,566
5/31/2016	$10,484	$10,978	$10,907	$10,755
6/30/2016	$10,417	$10,935	$10,864	$10,783
7/31/2016	$10,928	$11,451	$11,391	$11,181
8/31/2016	$10,879	$11,394	$11,348	$11,196
9/30/2016	$11,039	$11,436	$11,399	$11,199
10/31/2016	$10,725	$11,167	$11,098	$10,994
11/30/2016	$10,855	$11,410	$11,394	$11,401
12/31/2016	$10,817	$11,551	$11,536	$11,627
1/31/2017	$11,217	$11,941	$11,909	$11,847
2/28/2017	$11,559	$12,437	$12,388	$12,318
3/31/2017	$11,675	$12,580	$12,532	$12,332
4/30/2017	$11,940	$12,868	$12,814	$12,459
5/31/2017	$12,475	$13,203	$13,114	$12,634
6/30/2017	$12,383	$13,168	$13,115	$12,713
7/31/2017	$12,812	$13,518	$13,445	$12,974
8/31/2017	$13,034	$13,766	$13,671	$13,014
9/30/2017	$13,179	$13,945	$13,892	$13,283
10/31/2017	$13,825	$14,485	$14,405	$13,593
11/30/2017	$14,155	$14,925	$14,841	$14,009
12/31/2017	$14,160	$15,041	$14,949	$14,165
1/31/2018	$15,244	$16,107	$15,971	$14,976
2/28/2018	$15,095	$15,684	$15,549	$14,424
3/31/2018	$14,797	$15,254	$15,171	$14,058
4/30/2018	$14,879	$15,307	$15,221	$14,112
5/31/2018	$15,794	$15,978	$15,911	$14,451
6/30/2018	$15,815	$16,132	$16,062	$14,540
7/31/2018	$15,882	$16,606	$16,518	$15,081
8/31/2018	$17,300	$17,514	$17,431	$15,573
9/30/2018	$17,542	$17,612	$17,488	$15,662
10/31/2018	$15,126	$16,037	$15,874	$14,591
11/30/2018	$15,238	$16,207	$16,049	$14,888
12/31/2018	$13,993	$14,814	$14,632	$13,544
1/31/2019	$15,436	$16,145	$15,975	$14,629
2/28/2019	$16,477	$16,723	$16,580	$15,099
3/31/2019	$16,879	$17,199	$16,999	$15,393
4/30/2019	$17,480	$17,976	$17,749	$16,016
5/31/2019	$16,793	$16,840	$16,614	$14,998
6/30/2019	$17,939	$17,997	$17,765	$16,055
7/31/2019	$18,484	$18,403	$18,150	$16,286
8/31/2019	$18,273	$18,262	$17,969	$16,028
9/30/2019	$16,855	$18,265	$17,961	$16,328
10/31/2019	$17,400	$18,779	$18,467	$16,681
11/30/2019	$18,418	$19,613	$19,304	$17,287
12/31/2019	$18,802	$20,204	$19,877	$17,809
1/31/2020	$19,543	$20,656	$20,279	$17,802
2/29/2020	$18,714	$19,249	$18,892	$16,336
3/31/2020	$16,949	$17,356	$16,925	$14,319
4/30/2020	$19,631	$19,924	$19,430	$16,154
5/31/2020	$21,867	$21,261	$20,765	$16,923
6/30/2020	$23,740	$22,187	$21,663	$17,260
7/31/2020	$25,795	$23,894	$23,276	$18,233
8/31/2020	$28,348	$26,360	$25,621	$19,544
9/30/2020	$28,200	$25,120	$24,449	$18,801
10/31/2020	$27,829	$24,266	$23,675	$18,301
11/30/2020	$31,162	$26,751	$26,202	$20,305
12/31/2020	$33,198	$27,982	$27,483	$21,085
1/31/2021	$33,220	$27,775	$27,379	$20,872
2/28/2021	$33,608	$27,768	$27,435	$21,448
3/31/2021	$31,900	$28,245	$27,810	$22,387
4/30/2021	$33,631	$30,167	$29,614	$23,582
5/31/2021	$32,206	$29,750	$29,176	$23,747
6/30/2021	$33,951	$31,616	$30,975	$24,301
7/31/2021	$35,160	$32,658	$31,850	$24,878
8/31/2021	$36,398	$33,879	$33,002	$25,635
9/30/2021	$34,429	$31,982	$31,190	$24,443
10/31/2021	$38,247	$34,752	$33,812	$26,155
11/30/2021	$37,937	$34,964	$33,903	$25,974
12/31/2021	$35,991	$35,703	$34,587	$27,138
1/31/2022	$31,478	$32,639	$31,521	$25,734
2/28/2022	$30,468	$31,253	$30,264	$24,963
3/31/2022	$31,265	$32,475	$31,386	$25,890
4/30/2022	$26,947	$28,554	$27,593	$23,632
5/31/2022	$25,863	$27,890	$26,958	$23,676
6/30/2022	$23,917	$25,681	$24,850	$21,721
7/31/2022	$26,428	$28,763	$27,820	$23,724
8/31/2022	$25,427	$27,423	$26,585	$22,757
9/30/2022	$23,064	$24,757	$24,012	$20,661
10/31/2022	$23,639	$26,204	$25,469	$22,334
11/30/2022	$23,991	$27,398	$26,583	$23,582
12/31/2022	$21,952	$25,301	$24,568	$22,223
1/31/2023	$23,425	$27,409	$26,641	$23,619
2/28/2023	$22,740	$27,084	$26,326	$23,043
3/31/2023	$24,111	$28,935	$27,971	$23,889
4/30/2023	$23,722	$29,221	$28,212	$24,262
5/31/2023	$24,992	$30,552	$29,426	$24,367
6/30/2023	$26,789	$32,642	$31,460	$25,977
7/31/2023	$27,781	$33,741	$32,541	$26,812
8/31/2023	$27,401	$33,439	$32,176	$26,385
9/30/2023	$25,501	$31,620	$30,408	$25,127
10/31/2023	$24,667	$31,170	$29,880	$24,599
11/30/2023	$28,040	$34,568	$33,113	$26,845
12/31/2023	$29,106	$36,098	$34,693	$28,065
1/31/2024	$30,774	$36,999	$35,461	$28,536
2/29/2024	$33,600	$39,523	$37,901	$30,060
3/31/2024	$34,230	$40,219	$38,587	$31,027
4/30/2024	$32,210	$38,513	$36,887	$29,760
5/31/2024	$33,887	$40,818	$39,084	$31,236
6/30/2024	$36,120	$43,571	$41,595	$32,356
7/31/2024	$34,443	$42,830	$41,068	$32,750
8/31/2024	$35,731	$43,722	$41,861	$33,545
9/30/2024	$37,056	$44,961	$43,017	$34,261
10/31/2024	$37,983	$44,812	$42,855	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	53.98%	16.90%	14.28%
Russell 1000 Growth Index	43.77%	19.00%	16.18%
Russell 3000 Growth Index	43.42%	18.34%	15.66%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,506,434,379
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 31,122,166
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$6,506,434,379
# of Portfolio Holdings	51
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$31,122,166

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	17.27%
Consumer Discretionary	12.69%
Consumer Staples	1.02%
Financials	0.81%
Health Care	10.15%
Industrials	9.46%
Information Technology	44.20%
Repurchase Agreements	4.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155685
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class R4
Trading Symbol	LGLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$114	0.90%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 54.35%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,406	$10,339	$10,314	$10,210
8/31/2015	$9,603	$9,711	$9,676	$9,594
9/30/2015	$9,385	$9,471	$9,407	$9,356
10/31/2015	$10,137	$10,287	$10,196	$10,145
11/30/2015	$10,147	$10,315	$10,250	$10,176
12/31/2015	$10,067	$10,164	$10,073	$10,015
1/31/2016	$9,418	$9,597	$9,472	$9,518
2/29/2016	$9,180	$9,593	$9,463	$9,505
3/31/2016	$9,673	$10,239	$10,107	$10,150
4/30/2016	$9,574	$10,146	$10,029	$10,189
5/31/2016	$9,798	$10,343	$10,229	$10,372
6/30/2016	$9,740	$10,302	$10,188	$10,399
7/31/2016	$10,214	$10,789	$10,683	$10,783
8/31/2016	$10,174	$10,735	$10,642	$10,798
9/30/2016	$10,326	$10,774	$10,690	$10,800
10/31/2016	$10,035	$10,521	$10,407	$10,603
11/30/2016	$10,161	$10,750	$10,685	$10,996
12/31/2016	$10,125	$10,883	$10,818	$11,213
1/31/2017	$10,501	$11,250	$11,168	$11,426
2/28/2017	$10,823	$11,717	$11,618	$11,879
3/31/2017	$10,935	$11,853	$11,752	$11,893
4/30/2017	$11,186	$12,124	$12,017	$12,015
5/31/2017	$11,692	$12,439	$12,299	$12,184
6/30/2017	$11,607	$12,406	$12,299	$12,260
7/31/2017	$12,009	$12,736	$12,608	$12,512
8/31/2017	$12,224	$12,970	$12,820	$12,551
9/30/2017	$12,363	$13,138	$13,028	$12,810
10/31/2017	$12,967	$13,647	$13,509	$13,109
11/30/2017	$13,278	$14,062	$13,918	$13,511
12/31/2017	$13,287	$14,171	$14,019	$13,661
1/31/2018	$14,313	$15,175	$14,977	$14,443
2/28/2018	$14,170	$14,777	$14,582	$13,911
3/31/2018	$13,893	$14,372	$14,227	$13,557
4/30/2018	$13,974	$14,422	$14,274	$13,609
5/31/2018	$14,838	$15,054	$14,921	$13,937
6/30/2018	$14,857	$15,199	$15,063	$14,023
7/31/2018	$14,923	$15,645	$15,490	$14,544
8/31/2018	$16,259	$16,501	$16,346	$15,018
9/30/2018	$16,493	$16,593	$16,401	$15,104
10/31/2018	$14,222	$15,109	$14,887	$14,072
11/30/2018	$14,336	$15,270	$15,050	$14,358
12/31/2018	$13,161	$13,957	$13,722	$13,062
1/31/2019	$14,525	$15,211	$14,981	$14,109
2/28/2019	$15,506	$15,756	$15,549	$14,562
3/31/2019	$15,890	$16,204	$15,942	$14,845
4/30/2019	$16,457	$16,936	$16,645	$15,446
5/31/2019	$15,815	$15,866	$15,581	$14,464
6/30/2019	$16,893	$16,956	$16,660	$15,483
7/31/2019	$17,414	$17,339	$17,022	$15,706
8/31/2019	$17,220	$17,206	$16,851	$15,457
9/30/2019	$15,890	$17,208	$16,844	$15,746
10/31/2019	$16,406	$17,693	$17,319	$16,087
11/30/2019	$17,365	$18,478	$18,103	$16,671
12/31/2019	$17,732	$19,036	$18,641	$17,175
1/31/2020	$18,436	$19,461	$19,017	$17,168
2/29/2020	$17,658	$18,136	$17,717	$15,755
3/31/2020	$15,996	$16,352	$15,872	$13,809
4/30/2020	$18,529	$18,771	$18,222	$15,579
5/31/2020	$20,645	$20,032	$19,474	$16,321
6/30/2020	$22,419	$20,904	$20,316	$16,645
7/31/2020	$24,367	$22,512	$21,829	$17,584
8/31/2020	$26,782	$24,835	$24,027	$18,848
9/30/2020	$26,645	$23,667	$22,928	$18,132
10/31/2020	$26,303	$22,863	$22,203	$17,650
11/30/2020	$29,457	$25,204	$24,572	$19,582
12/31/2020	$31,396	$26,363	$25,773	$20,335
1/31/2021	$31,423	$26,168	$25,676	$20,129
2/28/2021	$31,794	$26,162	$25,728	$20,684
3/31/2021	$30,179	$26,611	$26,081	$21,590
4/30/2021	$31,829	$28,422	$27,772	$22,742
5/31/2021	$30,488	$28,029	$27,361	$22,901
6/30/2021	$32,138	$29,787	$29,048	$23,436
7/31/2021	$33,300	$30,769	$29,869	$23,993
8/31/2021	$34,475	$31,920	$30,949	$24,722
9/30/2021	$32,612	$30,132	$29,250	$23,572
10/31/2021	$36,242	$32,742	$31,709	$25,224
11/30/2021	$35,947	$32,942	$31,794	$25,049
12/31/2021	$34,115	$33,638	$32,435	$26,172
1/31/2022	$29,847	$30,751	$29,560	$24,817
2/28/2022	$28,897	$29,445	$28,381	$24,074
3/31/2022	$29,652	$30,597	$29,434	$24,968
4/30/2022	$25,563	$26,902	$25,876	$22,791
5/31/2022	$24,536	$26,277	$25,281	$22,833
6/30/2022	$22,704	$24,195	$23,304	$20,948
7/31/2022	$25,088	$27,099	$26,090	$22,879
8/31/2022	$24,146	$25,837	$24,932	$21,946
9/30/2022	$21,906	$23,325	$22,519	$19,925
10/31/2022	$22,449	$24,688	$23,885	$21,538
11/30/2022	$22,788	$25,813	$24,930	$22,742
12/31/2022	$20,854	$23,837	$23,040	$21,432
1/31/2023	$22,262	$25,824	$24,984	$22,778
2/28/2023	$21,618	$25,517	$24,689	$22,223
3/31/2023	$22,933	$27,262	$26,231	$23,038
4/30/2023	$22,559	$27,531	$26,458	$23,398
5/31/2023	$23,773	$28,785	$27,596	$23,500
6/30/2023	$25,486	$30,754	$29,503	$25,053
7/31/2023	$26,437	$31,790	$30,517	$25,857
8/31/2023	$26,080	$31,504	$30,175	$25,446
9/30/2023	$24,282	$29,791	$28,516	$24,232
10/31/2023	$23,493	$29,367	$28,022	$23,723
11/30/2023	$26,708	$32,568	$31,053	$25,889
12/31/2023	$27,726	$34,010	$32,535	$27,066
1/31/2024	$29,321	$34,859	$33,255	$27,520
2/29/2024	$32,028	$37,237	$35,544	$28,990
3/31/2024	$32,630	$37,893	$36,187	$29,923
4/30/2024	$30,713	$36,285	$34,592	$28,700
5/31/2024	$32,316	$38,458	$36,653	$30,124
6/30/2024	$34,454	$41,051	$39,008	$31,204
7/31/2024	$32,859	$40,353	$38,514	$31,584
8/31/2024	$34,098	$41,193	$39,257	$32,350
9/30/2024	$35,370	$42,360	$40,342	$33,041
10/31/2024	$36,261	$42,220	$40,190	$32,742

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	54.35%	17.19%	14.79%
Russell 1000 Growth Index	43.77%	19.00%	16.68%
Russell 3000 Growth Index	43.42%	18.34%	16.06%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,506,434,379
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 31,122,166
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$6,506,434,379
# of Portfolio Holdings	51
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$31,122,166

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	17.27%
Consumer Discretionary	12.69%
Consumer Staples	1.02%
Financials	0.81%
Health Care	10.15%
Industrials	9.46%
Information Technology	44.20%
Repurchase Agreements	4.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155686
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class R5
Trading Symbol	LGLUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$83	0.65%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 54.81%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,407	$10,339	$10,314	$10,210
8/31/2015	$9,606	$9,711	$9,676	$9,594
9/30/2015	$9,390	$9,471	$9,407	$9,356
10/31/2015	$10,144	$10,287	$10,196	$10,145
11/30/2015	$10,159	$10,315	$10,250	$10,176
12/31/2015	$10,079	$10,164	$10,073	$10,015
1/31/2016	$9,431	$9,597	$9,472	$9,518
2/29/2016	$9,200	$9,593	$9,463	$9,505
3/31/2016	$9,693	$10,239	$10,107	$10,150
4/30/2016	$9,595	$10,146	$10,029	$10,189
5/31/2016	$9,822	$10,343	$10,229	$10,372
6/30/2016	$9,764	$10,302	$10,188	$10,399
7/31/2016	$10,248	$10,789	$10,683	$10,783
8/31/2016	$10,208	$10,735	$10,642	$10,798
9/30/2016	$10,363	$10,774	$10,690	$10,800
10/31/2016	$10,075	$10,521	$10,407	$10,603
11/30/2016	$10,199	$10,750	$10,685	$10,996
12/31/2016	$10,168	$10,883	$10,818	$11,213
1/31/2017	$10,550	$11,250	$11,168	$11,426
2/28/2017	$10,874	$11,717	$11,618	$11,879
3/31/2017	$10,989	$11,853	$11,752	$11,893
4/30/2017	$11,242	$12,124	$12,017	$12,015
5/31/2017	$11,752	$12,439	$12,299	$12,184
6/30/2017	$11,672	$12,406	$12,299	$12,260
7/31/2017	$12,081	$12,736	$12,608	$12,512
8/31/2017	$12,298	$12,970	$12,820	$12,551
9/30/2017	$12,440	$13,138	$13,028	$12,810
10/31/2017	$13,053	$13,647	$13,509	$13,109
11/30/2017	$13,370	$14,062	$13,918	$13,511
12/31/2017	$13,379	$14,171	$14,019	$13,661
1/31/2018	$14,414	$15,175	$14,977	$14,443
2/28/2018	$14,272	$14,777	$14,582	$13,911
3/31/2018	$13,998	$14,372	$14,227	$13,557
4/30/2018	$14,083	$14,422	$14,274	$13,609
5/31/2018	$14,953	$15,054	$14,921	$13,937
6/30/2018	$14,976	$15,199	$15,063	$14,023
7/31/2018	$15,047	$15,645	$15,490	$14,544
8/31/2018	$16,398	$16,501	$16,346	$15,018
9/30/2018	$16,635	$16,593	$16,401	$15,104
10/31/2018	$14,353	$15,109	$14,887	$14,072
11/30/2018	$14,466	$15,270	$15,050	$14,358
12/31/2018	$13,284	$13,957	$13,722	$13,062
1/31/2019	$14,664	$15,211	$14,981	$14,109
2/28/2019	$15,660	$15,756	$15,549	$14,562
3/31/2019	$16,050	$16,204	$15,942	$14,845
4/30/2019	$16,622	$16,936	$16,645	$15,446
5/31/2019	$15,977	$15,866	$15,581	$14,464
6/30/2019	$17,074	$16,956	$16,660	$15,483
7/31/2019	$17,606	$17,339	$17,022	$15,706
8/31/2019	$17,414	$17,206	$16,851	$15,457
9/30/2019	$16,067	$17,208	$16,844	$15,746
10/31/2019	$16,593	$17,693	$17,319	$16,087
11/30/2019	$17,569	$18,478	$18,103	$16,671
12/31/2019	$17,943	$19,036	$18,641	$17,175
1/31/2020	$18,660	$19,461	$19,017	$17,168
2/29/2020	$17,875	$18,136	$17,717	$15,755
3/31/2020	$16,196	$16,352	$15,872	$13,809
4/30/2020	$18,764	$18,771	$18,222	$15,579
5/31/2020	$20,916	$20,032	$19,474	$16,321
6/30/2020	$22,712	$20,904	$20,316	$16,645
7/31/2020	$24,692	$22,512	$21,829	$17,584
8/31/2020	$27,144	$24,835	$24,027	$18,848
9/30/2020	$27,015	$23,667	$22,928	$18,132
10/31/2020	$26,672	$22,863	$22,203	$17,650
11/30/2020	$29,877	$25,204	$24,572	$19,582
12/31/2020	$31,848	$26,363	$25,773	$20,335
1/31/2021	$31,881	$26,168	$25,676	$20,129
2/28/2021	$32,266	$26,162	$25,728	$20,684
3/31/2021	$30,633	$26,611	$26,081	$21,590
4/30/2021	$32,313	$28,422	$27,772	$22,742
5/31/2021	$30,957	$28,029	$27,361	$22,901
6/30/2021	$32,644	$29,787	$29,048	$23,436
7/31/2021	$33,825	$30,769	$29,869	$23,993
8/31/2021	$35,034	$31,920	$30,949	$24,722
9/30/2021	$33,144	$30,132	$29,250	$23,572
10/31/2021	$36,843	$32,742	$31,709	$25,224
11/30/2021	$36,547	$32,942	$31,794	$25,049
12/31/2021	$34,696	$33,638	$32,435	$26,172
1/31/2022	$30,365	$30,751	$29,560	$24,817
2/28/2022	$29,398	$29,445	$28,381	$24,074
3/31/2022	$30,175	$30,597	$29,434	$24,968
4/30/2022	$26,018	$26,902	$25,876	$22,791
5/31/2022	$24,985	$26,277	$25,281	$22,833
6/30/2022	$23,117	$24,195	$23,304	$20,948
7/31/2022	$25,555	$27,099	$26,090	$22,879
8/31/2022	$24,596	$25,837	$24,932	$21,946
9/30/2022	$22,315	$23,325	$22,519	$19,925
10/31/2022	$22,877	$24,688	$23,885	$21,538
11/30/2022	$23,233	$25,813	$24,930	$22,742
12/31/2022	$21,266	$23,837	$23,040	$21,432
1/31/2023	$22,704	$25,824	$24,984	$22,778
2/28/2023	$22,042	$25,517	$24,689	$22,223
3/31/2023	$23,390	$27,262	$26,231	$23,038
4/30/2023	$23,018	$27,531	$26,458	$23,398
5/31/2023	$24,257	$28,785	$27,596	$23,500
6/30/2023	$26,018	$30,754	$29,503	$25,053
7/31/2023	$26,993	$31,790	$30,517	$25,857
8/31/2023	$26,630	$31,504	$30,175	$25,446
9/30/2023	$24,803	$29,791	$28,516	$24,232
10/31/2023	$23,993	$29,367	$28,022	$23,723
11/30/2023	$27,291	$32,568	$31,053	$25,889
12/31/2023	$28,340	$34,010	$32,535	$27,066
1/31/2024	$29,977	$34,859	$33,255	$27,520
2/29/2024	$32,746	$37,237	$35,544	$28,990
3/31/2024	$33,374	$37,893	$36,187	$29,923
4/30/2024	$31,415	$36,285	$34,592	$28,700
5/31/2024	$33,068	$38,458	$36,653	$30,124
6/30/2024	$35,258	$41,051	$39,008	$31,204
7/31/2024	$33,630	$40,353	$38,514	$31,584
8/31/2024	$34,903	$41,193	$39,257	$32,350
9/30/2024	$36,217	$42,360	$40,342	$33,041
10/31/2024	$37,142	$42,220	$40,190	$32,742

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	54.81%	17.49%	15.09%
Russell 1000 Growth Index	43.77%	19.00%	16.68%
Russell 3000 Growth Index	43.42%	18.34%	16.06%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,506,434,379
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 31,122,166
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$6,506,434,379
# of Portfolio Holdings	51
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$31,122,166

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	17.27%
Consumer Discretionary	12.69%
Consumer Staples	1.02%
Financials	0.81%
Health Care	10.15%
Industrials	9.46%
Information Technology	44.20%
Repurchase Agreements	4.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155687
Shareholder Report [Line Items]
Fund Name	Lord Abbett Growth Leaders Fund
Class Name	Class R6
Trading Symbol	LGLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Growth Leaders Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.58%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 54.87%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 43.77% of a securities market index with investment characteristics similar to those of the Fund, the Russell 1000 Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to NVIDIA Corporation. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Axon Enterprise, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Coinbase Global, Inc. Within the Health Care sector, an overweight allocation to Springworks Therapeutics, Inc., also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 1000 Growth Index	Russell 3000 Growth Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,407	$10,339	$10,314	$10,210
8/31/2015	$9,610	$9,711	$9,676	$9,594
9/30/2015	$9,394	$9,471	$9,407	$9,356
10/31/2015	$10,148	$10,287	$10,196	$10,145
11/30/2015	$10,163	$10,315	$10,250	$10,176
12/31/2015	$10,088	$10,164	$10,073	$10,015
1/31/2016	$9,440	$9,597	$9,472	$9,518
2/29/2016	$9,205	$9,593	$9,463	$9,505
3/31/2016	$9,697	$10,239	$10,107	$10,150
4/30/2016	$9,600	$10,146	$10,029	$10,189
5/31/2016	$9,830	$10,343	$10,229	$10,372
6/30/2016	$9,773	$10,302	$10,188	$10,399
7/31/2016	$10,256	$10,789	$10,683	$10,783
8/31/2016	$10,217	$10,735	$10,642	$10,798
9/30/2016	$10,372	$10,774	$10,690	$10,800
10/31/2016	$10,083	$10,521	$10,407	$10,603
11/30/2016	$10,212	$10,750	$10,685	$10,996
12/31/2016	$10,181	$10,883	$10,818	$11,213
1/31/2017	$10,563	$11,250	$11,168	$11,426
2/28/2017	$10,887	$11,717	$11,618	$11,879
3/31/2017	$11,002	$11,853	$11,752	$11,893
4/30/2017	$11,255	$12,124	$12,017	$12,015
5/31/2017	$11,765	$12,439	$12,299	$12,184
6/30/2017	$11,686	$12,406	$12,299	$12,260
7/31/2017	$12,098	$12,736	$12,608	$12,512
8/31/2017	$12,316	$12,970	$12,820	$12,551
9/30/2017	$12,458	$13,138	$13,028	$12,810
10/31/2017	$13,075	$13,647	$13,509	$13,109
11/30/2017	$13,392	$14,062	$13,918	$13,511
12/31/2017	$13,401	$14,171	$14,019	$13,661
1/31/2018	$14,441	$15,175	$14,977	$14,443
2/28/2018	$14,304	$14,777	$14,582	$13,911
3/31/2018	$14,025	$14,372	$14,227	$13,557
4/30/2018	$14,110	$14,422	$14,274	$13,609
5/31/2018	$14,984	$15,054	$14,921	$13,937
6/30/2018	$15,007	$15,199	$15,063	$14,023
7/31/2018	$15,078	$15,645	$15,490	$14,544
8/31/2018	$16,434	$16,501	$16,346	$15,018
9/30/2018	$16,670	$16,593	$16,401	$15,104
10/31/2018	$14,384	$15,109	$14,887	$14,072
11/30/2018	$14,497	$15,270	$15,050	$14,358
12/31/2018	$13,315	$13,957	$13,722	$13,062
1/31/2019	$14,700	$15,211	$14,981	$14,109
2/28/2019	$15,696	$15,756	$15,549	$14,562
3/31/2019	$16,091	$16,204	$15,942	$14,845
4/30/2019	$16,668	$16,936	$16,645	$15,446
5/31/2019	$16,023	$15,866	$15,581	$14,464
6/30/2019	$17,120	$16,956	$16,660	$15,483
7/31/2019	$17,652	$17,339	$17,022	$15,706
8/31/2019	$17,460	$17,206	$16,851	$15,457
9/30/2019	$16,114	$17,208	$16,844	$15,746
10/31/2019	$16,640	$17,693	$17,319	$16,087
11/30/2019	$17,620	$18,478	$18,103	$16,671
12/31/2019	$18,000	$19,036	$18,641	$17,175
1/31/2020	$18,717	$19,461	$19,017	$17,168
2/29/2020	$17,933	$18,136	$17,717	$15,755
3/31/2020	$16,248	$16,352	$15,872	$13,809
4/30/2020	$18,821	$18,771	$18,222	$15,579
5/31/2020	$20,983	$20,032	$19,474	$16,321
6/30/2020	$22,789	$20,904	$20,316	$16,645
7/31/2020	$24,774	$22,512	$21,829	$17,584
8/31/2020	$27,236	$24,835	$24,027	$18,848
9/30/2020	$27,107	$23,667	$22,928	$18,132
10/31/2020	$26,764	$22,863	$22,203	$17,650
11/30/2020	$29,984	$25,204	$24,572	$19,582
12/31/2020	$31,959	$26,363	$25,773	$20,335
1/31/2021	$31,993	$26,168	$25,676	$20,129
2/28/2021	$32,377	$26,162	$25,728	$20,684
3/31/2021	$30,746	$26,611	$26,081	$21,590
4/30/2021	$32,431	$28,422	$27,772	$22,742
5/31/2021	$31,076	$28,029	$27,361	$22,901
6/30/2021	$32,768	$29,787	$29,048	$23,436
7/31/2021	$33,961	$30,769	$29,869	$23,993
8/31/2021	$35,168	$31,920	$30,949	$24,722
9/30/2021	$33,281	$30,132	$29,250	$23,572
10/31/2021	$36,995	$32,742	$31,709	$25,224
11/30/2021	$36,700	$32,942	$31,794	$25,049
12/31/2021	$34,837	$33,638	$32,435	$26,172
1/31/2022	$30,493	$30,751	$29,560	$24,817
2/28/2022	$29,520	$29,445	$28,381	$24,074
3/31/2022	$30,303	$30,597	$29,434	$24,968
4/30/2022	$26,140	$26,902	$25,876	$22,791
5/31/2022	$25,093	$26,277	$25,281	$22,833
6/30/2022	$23,222	$24,195	$23,304	$20,948
7/31/2022	$25,670	$27,099	$26,090	$22,879
8/31/2022	$24,714	$25,837	$24,932	$21,946
9/30/2022	$22,422	$23,325	$22,519	$19,925
10/31/2022	$22,991	$24,688	$23,885	$21,538
11/30/2022	$23,346	$25,813	$24,930	$22,742
12/31/2022	$21,367	$23,837	$23,040	$21,432
1/31/2023	$22,818	$25,824	$24,984	$22,778
2/28/2023	$22,159	$25,517	$24,689	$22,223
3/31/2023	$23,511	$27,262	$26,231	$23,038
4/30/2023	$23,140	$27,531	$26,458	$23,398
5/31/2023	$24,393	$28,785	$27,596	$23,500
6/30/2023	$26,157	$30,754	$29,503	$25,053
7/31/2023	$27,138	$31,790	$30,517	$25,857
8/31/2023	$26,775	$31,504	$30,175	$25,446
9/30/2023	$24,937	$29,791	$28,516	$24,232
10/31/2023	$24,129	$29,367	$28,022	$23,723
11/30/2023	$27,443	$32,568	$31,053	$25,889
12/31/2023	$28,498	$34,010	$32,535	$27,066
1/31/2024	$30,147	$34,859	$33,255	$27,520
2/29/2024	$32,925	$37,237	$35,544	$28,990
3/31/2024	$33,559	$37,893	$36,187	$29,923
4/30/2024	$31,598	$36,285	$34,592	$28,700
5/31/2024	$33,254	$38,458	$36,653	$30,124
6/30/2024	$35,464	$41,051	$39,008	$31,204
7/31/2024	$33,832	$40,353	$38,514	$31,584
8/31/2024	$35,118	$41,193	$39,257	$32,350
9/30/2024	$36,445	$42,360	$40,342	$33,041
10/31/2024	$37,368	$42,220	$40,190	$32,742

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	54.87%	17.56%	15.16%
Russell 1000 Growth Index	43.77%	19.00%	16.68%
Russell 3000 Growth Index	43.42%	18.34%	16.06%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 6,506,434,379
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 31,122,166
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$6,506,434,379
# of Portfolio Holdings	51
Portfolio Turnover Rate	94%
Total Advisory Fees Paid	$31,122,166

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	17.27%
Consumer Discretionary	12.69%
Consumer Staples	1.02%
Financials	0.81%
Health Care	10.15%
Industrials	9.46%
Information Technology	44.20%
Repurchase Agreements	4.40%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208658
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class A
Trading Symbol	LHCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.03%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 28.51%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 19.63% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 32.79% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care Equipment & Supplies industry contributed to relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Pharmaceuticals industry also contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc.

Top detractors from performance: Security selection within the Life Sciences Tools & Services industry detracted from relative performance, led by an overweight allocation to Quanterix Corporation. Security selection within the Health Care Providers & Services industry also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$9,422	$10,000	$10,000	$10,000
8/31/2019	$9,196	$9,994	$9,998	$9,763
9/30/2019	$8,756	$9,974	$9,981	$9,968
10/31/2019	$9,095	$10,491	$10,501	$10,241
11/30/2019	$9,868	$10,959	$10,974	$10,491
12/31/2019	$10,170	$11,343	$11,361	$10,860
1/31/2020	$10,006	$11,182	$11,203	$10,741
2/29/2020	$9,573	$10,436	$10,459	$9,873
3/31/2020	$9,014	$10,050	$10,086	$8,540
4/30/2020	$10,107	$11,219	$11,264	$9,455
5/31/2020	$10,911	$11,677	$11,730	$9,866
6/30/2020	$10,948	$11,591	$11,647	$10,181
7/31/2020	$11,420	$12,084	$12,146	$10,720
8/31/2020	$11,878	$12,323	$12,390	$11,376
9/30/2020	$12,230	$12,130	$12,200	$11,009
10/31/2020	$12,104	$11,565	$11,634	$10,741
11/30/2020	$13,130	$12,591	$12,669	$12,065
12/31/2020	$13,945	$13,029	$13,115	$12,626
1/31/2021	$14,328	$13,165	$13,255	$12,568
2/28/2021	$14,243	$12,796	$12,886	$12,859
3/31/2021	$13,704	$13,086	$13,195	$13,203
4/30/2021	$14,377	$13,609	$13,725	$13,780
5/31/2021	$13,924	$13,911	$14,038	$13,995
6/30/2021	$14,682	$14,313	$14,447	$14,179
7/31/2021	$14,944	$14,736	$14,878	$14,277
8/31/2021	$15,547	$15,119	$15,268	$14,634
9/30/2021	$14,739	$14,346	$14,492	$14,030
10/31/2021	$15,561	$14,869	$15,023	$14,746
11/30/2021	$14,301	$14,342	$14,494	$14,390
12/31/2021	$15,094	$15,310	$15,477	$14,966
1/31/2022	$13,240	$14,147	$14,306	$14,231
2/28/2022	$13,347	$14,082	$14,244	$13,863
3/31/2022	$13,927	$14,729	$14,915	$14,164
4/30/2022	$12,843	$14,029	$14,208	$13,030
5/31/2022	$12,675	$14,079	$14,268	$13,046
6/30/2022	$12,568	$13,660	$13,849	$11,946
7/31/2022	$13,232	$14,096	$14,296	$12,780
8/31/2022	$12,874	$13,264	$13,454	$12,309
9/30/2022	$12,217	$12,700	$12,887	$11,131
10/31/2022	$13,026	$13,738	$13,943	$11,803
11/30/2022	$13,545	$14,529	$14,751	$12,718
12/31/2022	$13,278	$14,369	$14,593	$12,218
1/31/2023	$13,400	$14,306	$14,534	$13,094
2/28/2023	$12,980	$13,695	$13,916	$12,718
3/31/2023	$13,110	$14,123	$14,368	$13,110
4/30/2023	$13,881	$14,615	$14,872	$13,299
5/31/2023	$13,606	$14,015	$14,272	$13,156
6/30/2023	$13,873	$14,440	$14,709	$13,920
7/31/2023	$13,736	$14,652	$14,930	$14,430
8/31/2023	$13,408	$14,512	$14,791	$14,027
9/30/2023	$12,553	$14,052	$14,327	$13,446
10/31/2023	$11,752	$13,497	$13,765	$13,042
11/30/2023	$12,576	$14,271	$14,560	$14,246
12/31/2023	$13,667	$14,883	$15,189	$14,930
1/31/2024	$13,858	$15,227	$15,545	$15,018
2/29/2024	$14,507	$15,586	$15,915	$15,662
3/31/2024	$14,835	$15,933	$16,287	$16,154
4/30/2024	$14,056	$15,314	$15,659	$15,621
5/31/2024	$14,484	$15,684	$16,046	$16,255
6/30/2024	$14,919	$15,985	$16,359	$16,617
7/31/2024	$15,003	$16,533	$16,925	$16,886
8/31/2024	$15,850	$17,443	$17,861	$17,314
9/30/2024	$15,422	$16,979	$17,392	$17,716
10/31/2024	$15,102	$16,147	$16,543	$17,319

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class A at NAV	28.51%	10.67%	9.40%
Class A with sales charge	21.11%	9.37%	8.17%
MSCI ACWI Health Care Index with Net Dividends	19.63%	9.01%	9.55%
MSCI ACWI Health Care Index with Gross Dividends	20.19%	9.52%	10.06%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	11.02%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,565,053
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$8,565,053
# of Portfolio Holdings	61
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	96.43%
Repurchase Agreements	3.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208659
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class C
Trading Symbol	LHCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.78%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 27.51%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 19.63% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 32.79% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care Equipment & Supplies industry contributed to relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Pharmaceuticals industry also contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc.

Top detractors from performance: Security selection within the Life Sciences Tools & Services industry detracted from relative performance, led by an overweight allocation to Quanterix Corporation. Security selection within the Health Care Providers & Services industry also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,753	$9,994	$9,998	$9,763
9/30/2019	$9,280	$9,974	$9,981	$9,968
10/31/2019	$9,633	$10,491	$10,501	$10,241
11/30/2019	$10,447	$10,959	$10,974	$10,491
12/31/2019	$10,760	$11,343	$11,361	$10,860
1/31/2020	$10,580	$11,182	$11,203	$10,741
2/29/2020	$10,113	$10,436	$10,459	$9,873
3/31/2020	$9,520	$10,050	$10,086	$8,540
4/30/2020	$10,667	$11,219	$11,264	$9,455
5/31/2020	$11,500	$11,677	$11,730	$9,866
6/30/2020	$11,540	$11,591	$11,647	$10,181
7/31/2020	$12,027	$12,084	$12,146	$10,720
8/31/2020	$12,500	$12,323	$12,390	$11,376
9/30/2020	$12,867	$12,130	$12,200	$11,009
10/31/2020	$12,727	$11,565	$11,634	$10,741
11/30/2020	$13,795	$12,591	$12,669	$12,065
12/31/2020	$14,639	$13,029	$13,115	$12,626
1/31/2021	$15,038	$13,165	$13,255	$12,568
2/28/2021	$14,940	$12,796	$12,886	$12,859
3/31/2021	$14,360	$13,086	$13,195	$13,203
4/30/2021	$15,060	$13,609	$13,725	$13,780
5/31/2021	$14,578	$13,911	$14,038	$13,995
6/30/2021	$15,361	$14,313	$14,447	$14,179
7/31/2021	$15,617	$14,736	$14,878	$14,277
8/31/2021	$16,242	$15,119	$15,268	$14,634
9/30/2021	$15,384	$14,346	$14,492	$14,030
10/31/2021	$16,235	$14,869	$15,023	$14,746
11/30/2021	$14,910	$14,342	$14,494	$14,390
12/31/2021	$15,723	$15,310	$15,477	$14,966
1/31/2022	$13,790	$14,147	$14,306	$14,231
2/28/2022	$13,895	$14,082	$14,244	$13,863
3/31/2022	$14,480	$14,729	$14,915	$14,164
4/30/2022	$13,351	$14,029	$14,208	$13,030
5/31/2022	$13,164	$14,079	$14,268	$13,046
6/30/2022	$13,051	$13,660	$13,849	$11,946
7/31/2022	$13,733	$14,096	$14,296	$12,780
8/31/2022	$13,351	$13,264	$13,454	$12,309
9/30/2022	$12,661	$12,700	$12,887	$11,131
10/31/2022	$13,489	$13,738	$13,943	$11,803
11/30/2022	$14,025	$14,529	$14,751	$12,718
12/31/2022	$13,733	$14,369	$14,593	$12,218
1/31/2023	$13,847	$14,306	$14,534	$13,094
2/28/2023	$13,408	$13,695	$13,916	$12,718
3/31/2023	$13,530	$14,123	$14,368	$13,110
4/30/2023	$14,318	$14,615	$14,872	$13,299
5/31/2023	$14,025	$14,015	$14,272	$13,156
6/30/2023	$14,293	$14,440	$14,709	$13,920
7/31/2023	$14,147	$14,652	$14,930	$14,430
8/31/2023	$13,798	$14,512	$14,791	$14,027
9/30/2023	$12,913	$14,052	$14,327	$13,446
10/31/2023	$12,076	$13,497	$13,765	$13,042
11/30/2023	$12,921	$14,271	$14,560	$14,246
12/31/2023	$14,033	$14,883	$15,189	$14,930
1/31/2024	$14,220	$15,227	$15,545	$15,018
2/29/2024	$14,870	$15,586	$15,915	$15,662
3/31/2024	$15,203	$15,933	$16,287	$16,154
4/30/2024	$14,391	$15,314	$15,659	$15,621
5/31/2024	$14,821	$15,684	$16,046	$16,255
6/30/2024	$15,251	$15,985	$16,359	$16,617
7/31/2024	$15,333	$16,533	$16,925	$16,886
8/31/2024	$16,185	$17,443	$17,861	$17,314
9/30/2024	$15,747	$16,979	$17,392	$17,716
10/31/2024	$15,398	$16,147	$16,543	$17,319

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class C at NAV	27.51%	9.83%	8.57%
Class C with sales charge	26.51%	9.83%	8.57%
MSCI ACWI Health Care Index with Net Dividends	19.63%	9.01%	9.55%
MSCI ACWI Health Care Index with Gross Dividends	20.19%	9.52%	10.06%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	11.02%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,565,053
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$8,565,053
# of Portfolio Holdings	61
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	96.43%
Repurchase Agreements	3.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208660
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class F
Trading Symbol	LHCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$89	0.78%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 28.84%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 19.63% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 32.79% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care Equipment & Supplies industry contributed to relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Pharmaceuticals industry also contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc.

Top detractors from performance: Security selection within the Life Sciences Tools & Services industry detracted from relative performance, led by an overweight allocation to Quanterix Corporation. Security selection within the Health Care Providers & Services industry also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,767	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,660	$10,491	$10,501	$10,241
11/30/2019	$10,481	$10,959	$10,974	$10,491
12/31/2019	$10,807	$11,343	$11,361	$10,860
1/31/2020	$10,634	$11,182	$11,203	$10,741
2/29/2020	$10,174	$10,436	$10,459	$9,873
3/31/2020	$9,581	$10,050	$10,086	$8,540
4/30/2020	$10,747	$11,219	$11,264	$9,455
5/31/2020	$11,601	$11,677	$11,730	$9,866
6/30/2020	$11,648	$11,591	$11,647	$10,181
7/31/2020	$12,148	$12,084	$12,146	$10,720
8/31/2020	$12,634	$12,323	$12,390	$11,376
9/30/2020	$13,014	$12,130	$12,200	$11,009
10/31/2020	$12,881	$11,565	$11,634	$10,741
11/30/2020	$13,976	$12,591	$12,669	$12,065
12/31/2020	$14,849	$13,029	$13,115	$12,626
1/31/2021	$15,262	$13,165	$13,255	$12,568
2/28/2021	$15,172	$12,796	$12,886	$12,859
3/31/2021	$14,600	$13,086	$13,195	$13,203
4/30/2021	$15,322	$13,609	$13,725	$13,780
5/31/2021	$14,841	$13,911	$14,038	$13,995
6/30/2021	$15,653	$14,313	$14,447	$14,179
7/31/2021	$15,931	$14,736	$14,878	$14,277
8/31/2021	$16,585	$15,119	$15,268	$14,634
9/30/2021	$15,721	$14,346	$14,492	$14,030
10/31/2021	$16,600	$14,869	$15,023	$14,746
11/30/2021	$15,263	$14,342	$14,494	$14,390
12/31/2021	$16,113	$15,310	$15,477	$14,966
1/31/2022	$14,138	$14,147	$14,306	$14,231
2/28/2022	$14,259	$14,082	$14,244	$13,863
3/31/2022	$14,874	$14,729	$14,915	$14,164
4/30/2022	$13,717	$14,029	$14,208	$13,030
5/31/2022	$13,539	$14,079	$14,268	$13,046
6/30/2022	$13,434	$13,660	$13,849	$11,946
7/31/2022	$14,146	$14,096	$14,296	$12,780
8/31/2022	$13,766	$13,264	$13,454	$12,309
9/30/2022	$13,070	$12,700	$12,887	$11,131
10/31/2022	$13,936	$13,738	$13,943	$11,803
11/30/2022	$14,494	$14,529	$14,751	$12,718
12/31/2022	$14,211	$14,369	$14,593	$12,218
1/31/2023	$14,340	$14,306	$14,534	$13,094
2/28/2023	$13,895	$13,695	$13,916	$12,718
3/31/2023	$14,033	$14,123	$14,368	$13,110
4/30/2023	$14,866	$14,615	$14,872	$13,299
5/31/2023	$14,575	$14,015	$14,272	$13,156
6/30/2023	$14,866	$14,440	$14,709	$13,920
7/31/2023	$14,721	$14,652	$14,930	$14,430
8/31/2023	$14,373	$14,512	$14,791	$14,027
9/30/2023	$13,458	$14,052	$14,327	$13,446
10/31/2023	$12,600	$13,497	$13,765	$13,042
11/30/2023	$13,491	$14,271	$14,560	$14,246
12/31/2023	$14,664	$14,883	$15,189	$14,930
1/31/2024	$14,874	$15,227	$15,545	$15,018
2/29/2024	$15,570	$15,586	$15,915	$15,662
3/31/2024	$15,926	$15,933	$16,287	$16,154
4/30/2024	$15,085	$15,314	$15,659	$15,621
5/31/2024	$15,554	$15,684	$16,046	$16,255
6/30/2024	$16,024	$15,985	$16,359	$16,617
7/31/2024	$16,113	$16,533	$16,925	$16,886
8/31/2024	$17,027	$17,443	$17,861	$17,314
9/30/2024	$16,582	$16,979	$17,392	$17,716
10/31/2024	$16,234	$16,147	$16,543	$17,319

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class F at NAV	28.84%	10.94%	9.66%
MSCI ACWI Health Care Index with Net Dividends	19.63%	9.01%	9.55%
MSCI ACWI Health Care Index with Gross Dividends	20.19%	9.52%	10.06%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	11.02%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,565,053
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$8,565,053
# of Portfolio Holdings	61
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	96.43%
Repurchase Agreements	3.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208661
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class F3
Trading Symbol	LHCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$69	0.60%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 29.05%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 19.63% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 32.79% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care Equipment & Supplies industry contributed to relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Pharmaceuticals industry also contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc.

Top detractors from performance: Security selection within the Life Sciences Tools & Services industry detracted from relative performance, led by an overweight allocation to Quanterix Corporation. Security selection within the Health Care Providers & Services industry also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,767	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,660	$10,491	$10,501	$10,241
11/30/2019	$10,487	$10,959	$10,974	$10,491
12/31/2019	$10,807	$11,343	$11,361	$10,860
1/31/2020	$10,641	$11,182	$11,203	$10,741
2/29/2020	$10,180	$10,436	$10,459	$9,873
3/31/2020	$9,586	$10,050	$10,086	$8,540
4/30/2020	$10,754	$11,219	$11,264	$9,455
5/31/2020	$11,608	$11,677	$11,730	$9,866
6/30/2020	$11,655	$11,591	$11,647	$10,181
7/31/2020	$12,155	$12,084	$12,146	$10,720
8/31/2020	$12,642	$12,323	$12,390	$11,376
9/30/2020	$13,022	$12,130	$12,200	$11,009
10/31/2020	$12,895	$11,565	$11,634	$10,741
11/30/2020	$13,995	$12,591	$12,669	$12,065
12/31/2020	$14,861	$13,029	$13,115	$12,626
1/31/2021	$15,275	$13,165	$13,255	$12,568
2/28/2021	$15,192	$12,796	$12,886	$12,859
3/31/2021	$14,620	$13,086	$13,195	$13,203
4/30/2021	$15,335	$13,609	$13,725	$13,780
5/31/2021	$14,861	$13,911	$14,038	$13,995
6/30/2021	$15,674	$14,313	$14,447	$14,179
7/31/2021	$15,953	$14,736	$14,878	$14,277
8/31/2021	$16,608	$15,119	$15,268	$14,634
9/30/2021	$15,742	$14,346	$14,492	$14,030
10/31/2021	$16,623	$14,869	$15,023	$14,746
11/30/2021	$15,283	$14,342	$14,494	$14,390
12/31/2021	$16,135	$15,310	$15,477	$14,966
1/31/2022	$14,156	$14,147	$14,306	$14,231
2/28/2022	$14,286	$14,082	$14,244	$13,863
3/31/2022	$14,902	$14,729	$14,915	$14,164
4/30/2022	$13,743	$14,029	$14,208	$13,030
5/31/2022	$13,573	$14,079	$14,268	$13,046
6/30/2022	$13,459	$13,660	$13,849	$11,946
7/31/2022	$14,181	$14,096	$14,296	$12,780
8/31/2022	$13,800	$13,264	$13,454	$12,309
9/30/2022	$13,102	$12,700	$12,887	$11,131
10/31/2022	$13,970	$13,738	$13,943	$11,803
11/30/2022	$14,536	$14,529	$14,751	$12,718
12/31/2022	$14,252	$14,369	$14,593	$12,218
1/31/2023	$14,382	$14,306	$14,534	$13,094
2/28/2023	$13,935	$13,695	$13,916	$12,718
3/31/2023	$14,081	$14,123	$14,368	$13,110
4/30/2023	$14,910	$14,615	$14,872	$13,299
5/31/2023	$14,626	$14,015	$14,272	$13,156
6/30/2023	$14,918	$14,440	$14,709	$13,920
7/31/2023	$14,780	$14,652	$14,930	$14,430
8/31/2023	$14,423	$14,512	$14,791	$14,027
9/30/2023	$13,512	$14,052	$14,327	$13,446
10/31/2023	$12,650	$13,497	$13,765	$13,042
11/30/2023	$13,545	$14,271	$14,560	$14,246
12/31/2023	$14,731	$14,883	$15,189	$14,930
1/31/2024	$14,943	$15,227	$15,545	$15,018
2/29/2024	$15,642	$15,586	$15,915	$15,662
3/31/2024	$16,008	$15,933	$16,287	$16,154
4/30/2024	$15,162	$15,314	$15,659	$15,621
5/31/2024	$15,634	$15,684	$16,046	$16,255
6/30/2024	$16,105	$15,985	$16,359	$16,617
7/31/2024	$16,203	$16,533	$16,925	$16,886
8/31/2024	$17,122	$17,443	$17,861	$17,314
9/30/2024	$16,675	$16,979	$17,392	$17,716
10/31/2024	$16,325	$16,147	$16,543	$17,319

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class F3 at NAV	29.05%	11.06%	9.78%
MSCI ACWI Health Care Index with Net Dividends	19.63%	9.01%	9.55%
MSCI ACWI Health Care Index with Gross Dividends	20.19%	9.52%	10.06%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	11.02%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,565,053
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$8,565,053
# of Portfolio Holdings	61
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	96.43%
Repurchase Agreements	3.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208662
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class I
Trading Symbol	LHCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.78%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 28.83%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 19.63% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 32.79% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care Equipment & Supplies industry contributed to relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Pharmaceuticals industry also contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc.

Top detractors from performance: Security selection within the Life Sciences Tools & Services industry detracted from relative performance, led by an overweight allocation to Quanterix Corporation. Security selection within the Health Care Providers & Services industry also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,767	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,660	$10,491	$10,501	$10,241
11/30/2019	$10,485	$10,959	$10,974	$10,491
12/31/2019	$10,805	$11,343	$11,361	$10,860
1/31/2020	$10,632	$11,182	$11,203	$10,741
2/29/2020	$10,172	$10,436	$10,459	$9,873
3/31/2020	$9,585	$10,050	$10,086	$8,540
4/30/2020	$10,745	$11,219	$11,264	$9,455
5/31/2020	$11,599	$11,677	$11,730	$9,866
6/30/2020	$11,646	$11,591	$11,647	$10,181
7/31/2020	$12,146	$12,084	$12,146	$10,720
8/31/2020	$12,639	$12,323	$12,390	$11,376
9/30/2020	$13,013	$12,130	$12,200	$11,009
10/31/2020	$12,886	$11,565	$11,634	$10,741
11/30/2020	$13,975	$12,591	$12,669	$12,065
12/31/2020	$14,848	$13,029	$13,115	$12,626
1/31/2021	$15,262	$13,165	$13,255	$12,568
2/28/2021	$15,171	$12,796	$12,886	$12,859
3/31/2021	$14,600	$13,086	$13,195	$13,203
4/30/2021	$15,322	$13,609	$13,725	$13,780
5/31/2021	$14,840	$13,911	$14,038	$13,995
6/30/2021	$15,653	$14,313	$14,447	$14,179
7/31/2021	$15,931	$14,736	$14,878	$14,277
8/31/2021	$16,586	$15,119	$15,268	$14,634
9/30/2021	$15,721	$14,346	$14,492	$14,030
10/31/2021	$16,601	$14,869	$15,023	$14,746
11/30/2021	$15,255	$14,342	$14,494	$14,390
12/31/2021	$16,105	$15,310	$15,477	$14,966
1/31/2022	$14,138	$14,147	$14,306	$14,231
2/28/2022	$14,259	$14,082	$14,244	$13,863
3/31/2022	$14,874	$14,729	$14,915	$14,164
4/30/2022	$13,716	$14,029	$14,208	$13,030
5/31/2022	$13,538	$14,079	$14,268	$13,046
6/30/2022	$13,433	$13,660	$13,849	$11,946
7/31/2022	$14,146	$14,096	$14,296	$12,780
8/31/2022	$13,765	$13,264	$13,454	$12,309
9/30/2022	$13,069	$12,700	$12,887	$11,131
10/31/2022	$13,935	$13,738	$13,943	$11,803
11/30/2022	$14,498	$14,529	$14,751	$12,718
12/31/2022	$14,206	$14,369	$14,593	$12,218
1/31/2023	$14,344	$14,306	$14,534	$13,094
2/28/2023	$13,898	$13,695	$13,916	$12,718
3/31/2023	$14,035	$14,123	$14,368	$13,110
4/30/2023	$14,862	$14,615	$14,872	$13,299
5/31/2023	$14,571	$14,015	$14,272	$13,156
6/30/2023	$14,871	$14,440	$14,709	$13,920
7/31/2023	$14,725	$14,652	$14,930	$14,430
8/31/2023	$14,368	$14,512	$14,791	$14,027
9/30/2023	$13,460	$14,052	$14,327	$13,446
10/31/2023	$12,600	$13,497	$13,765	$13,042
11/30/2023	$13,492	$14,271	$14,560	$14,246
12/31/2023	$14,660	$14,883	$15,189	$14,930
1/31/2024	$14,871	$15,227	$15,545	$15,018
2/29/2024	$15,568	$15,586	$15,915	$15,662
3/31/2024	$15,925	$15,933	$16,287	$16,154
4/30/2024	$15,089	$15,314	$15,659	$15,621
5/31/2024	$15,552	$15,684	$16,046	$16,255
6/30/2024	$16,022	$15,985	$16,359	$16,617
7/31/2024	$16,111	$16,533	$16,925	$16,886
8/31/2024	$17,027	$17,443	$17,861	$17,314
9/30/2024	$16,581	$16,979	$17,392	$17,716
10/31/2024	$16,233	$16,147	$16,543	$17,319

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class I at NAV	28.83%	10.94%	9.66%
MSCI ACWI Health Care Index with Net Dividends	19.63%	9.01%	9.55%
MSCI ACWI Health Care Index with Gross Dividends	20.19%	9.52%	10.06%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	11.02%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,565,053
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$8,565,053
# of Portfolio Holdings	61
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	96.43%
Repurchase Agreements	3.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208664
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class R3
Trading Symbol	LHCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$146	1.28%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 28.19%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 19.63% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 32.79% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care Equipment & Supplies industry contributed to relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Pharmaceuticals industry also contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc.

Top detractors from performance: Security selection within the Life Sciences Tools & Services industry detracted from relative performance, led by an overweight allocation to Quanterix Corporation. Security selection within the Health Care Providers & Services industry also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,760	$9,994	$9,998	$9,763
9/30/2019	$9,287	$9,974	$9,981	$9,968
10/31/2019	$9,647	$10,491	$10,501	$10,241
11/30/2019	$10,467	$10,959	$10,974	$10,491
12/31/2019	$10,780	$11,343	$11,361	$10,860
1/31/2020	$10,607	$11,182	$11,203	$10,741
2/29/2020	$10,140	$10,436	$10,459	$9,873
3/31/2020	$9,553	$10,050	$10,086	$8,540
4/30/2020	$10,707	$11,219	$11,264	$9,455
5/31/2020	$11,553	$11,677	$11,730	$9,866
6/30/2020	$11,593	$11,591	$11,647	$10,181
7/31/2020	$12,087	$12,084	$12,146	$10,720
8/31/2020	$12,567	$12,323	$12,390	$11,376
9/30/2020	$12,940	$12,130	$12,200	$11,009
10/31/2020	$12,807	$11,565	$11,634	$10,741
11/30/2020	$13,889	$12,591	$12,669	$12,065
12/31/2020	$14,747	$13,029	$13,115	$12,626
1/31/2021	$15,146	$13,165	$13,255	$12,568
2/28/2021	$15,055	$12,796	$12,886	$12,859
3/31/2021	$14,483	$13,086	$13,195	$13,203
4/30/2021	$15,191	$13,609	$13,725	$13,780
5/31/2021	$14,709	$13,911	$14,038	$13,995
6/30/2021	$15,507	$14,313	$14,447	$14,179
7/31/2021	$15,778	$14,736	$14,878	$14,277
8/31/2021	$16,410	$15,119	$15,268	$14,634
9/30/2021	$15,552	$14,346	$14,492	$14,030
10/31/2021	$16,417	$14,869	$15,023	$14,746
11/30/2021	$15,078	$14,342	$14,494	$14,390
12/31/2021	$15,913	$15,310	$15,477	$14,966
1/31/2022	$13,960	$14,147	$14,306	$14,231
2/28/2022	$14,073	$14,082	$14,244	$13,863
3/31/2022	$14,673	$14,729	$14,915	$14,164
4/30/2022	$13,530	$14,029	$14,208	$13,030
5/31/2022	$13,352	$14,079	$14,268	$13,046
6/30/2022	$13,238	$13,660	$13,849	$11,946
7/31/2022	$13,935	$14,096	$14,296	$12,780
8/31/2022	$13,554	$13,264	$13,454	$12,309
9/30/2022	$12,865	$12,700	$12,887	$11,131
10/31/2022	$13,708	$13,738	$13,943	$11,803
11/30/2022	$14,260	$14,529	$14,751	$12,718
12/31/2022	$13,968	$14,369	$14,593	$12,218
1/31/2023	$14,089	$14,306	$14,534	$13,094
2/28/2023	$13,652	$13,695	$13,916	$12,718
3/31/2023	$13,781	$14,123	$14,368	$13,110
4/30/2023	$14,592	$14,615	$14,872	$13,299
5/31/2023	$14,300	$14,015	$14,272	$13,156
6/30/2023	$14,584	$14,440	$14,709	$13,920
7/31/2023	$14,438	$14,652	$14,930	$14,430
8/31/2023	$14,081	$14,512	$14,791	$14,027
9/30/2023	$13,181	$14,052	$14,327	$13,446
10/31/2023	$12,338	$13,497	$13,765	$13,042
11/30/2023	$13,206	$14,271	$14,560	$14,246
12/31/2023	$14,349	$14,883	$15,189	$14,930
1/31/2024	$14,543	$15,227	$15,545	$15,018
2/29/2024	$15,216	$15,586	$15,915	$15,662
3/31/2024	$15,565	$15,933	$16,287	$16,154
4/30/2024	$14,738	$15,314	$15,659	$15,621
5/31/2024	$15,184	$15,684	$16,046	$16,255
6/30/2024	$15,638	$15,985	$16,359	$16,617
7/31/2024	$15,719	$16,533	$16,925	$16,886
8/31/2024	$16,602	$17,443	$17,861	$17,314
9/30/2024	$16,165	$16,979	$17,392	$17,716
10/31/2024	$15,816	$16,147	$16,543	$17,319

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class R3 at NAV	28.19%	10.39%	9.12%
MSCI ACWI Health Care Index with Net Dividends	19.63%	9.01%	9.55%
MSCI ACWI Health Care Index with Gross Dividends	20.19%	9.52%	10.06%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	11.02%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,565,053
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$8,565,053
# of Portfolio Holdings	61
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	96.43%
Repurchase Agreements	3.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208665
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class R4
Trading Symbol	LHCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$118	1.03%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 28.53%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 19.63% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 32.79% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care Equipment & Supplies industry contributed to relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Pharmaceuticals industry also contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc.

Top detractors from performance: Security selection within the Life Sciences Tools & Services industry detracted from relative performance, led by an overweight allocation to Quanterix Corporation. Security selection within the Health Care Providers & Services industry also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,760	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,653	$10,491	$10,501	$10,241
11/30/2019	$10,473	$10,959	$10,974	$10,491
12/31/2019	$10,793	$11,343	$11,361	$10,860
1/31/2020	$10,620	$11,182	$11,203	$10,741
2/29/2020	$10,160	$10,436	$10,459	$9,873
3/31/2020	$9,567	$10,050	$10,086	$8,540
4/30/2020	$10,727	$11,219	$11,264	$9,455
5/31/2020	$11,573	$11,677	$11,730	$9,866
6/30/2020	$11,620	$11,591	$11,647	$10,181
7/31/2020	$12,120	$12,084	$12,146	$10,720
8/31/2020	$12,607	$12,323	$12,390	$11,376
9/30/2020	$12,980	$12,130	$12,200	$11,009
10/31/2020	$12,847	$11,565	$11,634	$10,741
11/30/2020	$13,936	$12,591	$12,669	$12,065
12/31/2020	$14,800	$13,029	$13,115	$12,626
1/31/2021	$15,207	$13,165	$13,255	$12,568
2/28/2021	$15,116	$12,796	$12,886	$12,859
3/31/2021	$14,545	$13,086	$13,195	$13,203
4/30/2021	$15,252	$13,609	$13,725	$13,780
5/31/2021	$14,778	$13,911	$14,038	$13,995
6/30/2021	$15,583	$14,313	$14,447	$14,179
7/31/2021	$15,853	$14,736	$14,878	$14,277
8/31/2021	$16,500	$15,119	$15,268	$14,634
9/30/2021	$15,635	$14,346	$14,492	$14,030
10/31/2021	$16,508	$14,869	$15,023	$14,746
11/30/2021	$15,170	$14,342	$14,494	$14,390
12/31/2021	$16,012	$15,310	$15,477	$14,966
1/31/2022	$14,044	$14,147	$14,306	$14,231
2/28/2022	$14,165	$14,082	$14,244	$13,863
3/31/2022	$14,773	$14,729	$14,915	$14,164
4/30/2022	$13,623	$14,029	$14,208	$13,030
5/31/2022	$13,444	$14,079	$14,268	$13,046
6/30/2022	$13,339	$13,660	$13,849	$11,946
7/31/2022	$14,044	$14,096	$14,296	$12,780
8/31/2022	$13,663	$13,264	$13,454	$12,309
9/30/2022	$12,967	$12,700	$12,887	$11,131
10/31/2022	$13,825	$13,738	$13,943	$11,803
11/30/2022	$14,376	$14,529	$14,751	$12,718
12/31/2022	$14,084	$14,369	$14,593	$12,218
1/31/2023	$14,214	$14,306	$14,534	$13,094
2/28/2023	$13,768	$13,695	$13,916	$12,718
3/31/2023	$13,906	$14,123	$14,368	$13,110
4/30/2023	$14,724	$14,615	$14,872	$13,299
5/31/2023	$14,433	$14,015	$14,272	$13,156
6/30/2023	$14,724	$14,440	$14,709	$13,920
7/31/2023	$14,578	$14,652	$14,930	$14,430
8/31/2023	$14,222	$14,512	$14,791	$14,027
9/30/2023	$13,323	$14,052	$14,327	$13,446
10/31/2023	$12,465	$13,497	$13,765	$13,042
11/30/2023	$13,347	$14,271	$14,560	$14,246
12/31/2023	$14,505	$14,883	$15,189	$14,930
1/31/2024	$14,708	$15,227	$15,545	$15,018
2/29/2024	$15,388	$15,586	$15,915	$15,662
3/31/2024	$15,745	$15,933	$16,287	$16,154
4/30/2024	$14,910	$15,314	$15,659	$15,621
5/31/2024	$15,364	$15,684	$16,046	$16,255
6/30/2024	$15,826	$15,985	$16,359	$16,617
7/31/2024	$15,915	$16,533	$16,925	$16,886
8/31/2024	$16,814	$17,443	$17,861	$17,314
9/30/2024	$16,368	$16,979	$17,392	$17,716
10/31/2024	$16,020	$16,147	$16,543	$17,319

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class R4 at NAV	28.53%	10.66%	9.39%
MSCI ACWI Health Care Index with Net Dividends	19.63%	9.01%	9.55%
MSCI ACWI Health Care Index with Gross Dividends	20.19%	9.52%	10.06%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	11.02%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,565,053
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$8,565,053
# of Portfolio Holdings	61
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	96.43%
Repurchase Agreements	3.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208667
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class R5
Trading Symbol	LHCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$89	0.78%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 28.83%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 19.63% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 32.79% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care Equipment & Supplies industry contributed to relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Pharmaceuticals industry also contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc.

Top detractors from performance: Security selection within the Life Sciences Tools & Services industry detracted from relative performance, led by an overweight allocation to Quanterix Corporation. Security selection within the Health Care Providers & Services industry also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,767	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,660	$10,491	$10,501	$10,241
11/30/2019	$10,485	$10,959	$10,974	$10,491
12/31/2019	$10,805	$11,343	$11,361	$10,860
1/31/2020	$10,631	$11,182	$11,203	$10,741
2/29/2020	$10,171	$10,436	$10,459	$9,873
3/31/2020	$9,584	$10,050	$10,086	$8,540
4/30/2020	$10,745	$11,219	$11,264	$9,455
5/31/2020	$11,599	$11,677	$11,730	$9,866
6/30/2020	$11,645	$11,591	$11,647	$10,181
7/31/2020	$12,145	$12,084	$12,146	$10,720
8/31/2020	$12,639	$12,323	$12,390	$11,376
9/30/2020	$13,019	$12,130	$12,200	$11,009
10/31/2020	$12,886	$11,565	$11,634	$10,741
11/30/2020	$13,979	$12,591	$12,669	$12,065
12/31/2020	$14,852	$13,029	$13,115	$12,626
1/31/2021	$15,258	$13,165	$13,255	$12,568
2/28/2021	$15,176	$12,796	$12,886	$12,859
3/31/2021	$14,604	$13,086	$13,195	$13,203
4/30/2021	$15,319	$13,609	$13,725	$13,780
5/31/2021	$14,845	$13,911	$14,038	$13,995
6/30/2021	$15,657	$14,313	$14,447	$14,179
7/31/2021	$15,936	$14,736	$14,878	$14,277
8/31/2021	$16,583	$15,119	$15,268	$14,634
9/30/2021	$15,725	$14,346	$14,492	$14,030
10/31/2021	$16,605	$14,869	$15,023	$14,746
11/30/2021	$15,259	$14,342	$14,494	$14,390
12/31/2021	$16,110	$15,310	$15,477	$14,966
1/31/2022	$14,133	$14,147	$14,306	$14,231
2/28/2022	$14,255	$14,082	$14,244	$13,863
3/31/2022	$14,870	$14,729	$14,915	$14,164
4/30/2022	$13,720	$14,029	$14,208	$13,030
5/31/2022	$13,542	$14,079	$14,268	$13,046
6/30/2022	$13,437	$13,660	$13,849	$11,946
7/31/2022	$14,150	$14,096	$14,296	$12,780
8/31/2022	$13,769	$13,264	$13,454	$12,309
9/30/2022	$13,072	$12,700	$12,887	$11,131
10/31/2022	$13,939	$13,738	$13,943	$11,803
11/30/2022	$14,493	$14,529	$14,751	$12,718
12/31/2022	$14,209	$14,369	$14,593	$12,218
1/31/2023	$14,339	$14,306	$14,534	$13,094
2/28/2023	$13,893	$13,695	$13,916	$12,718
3/31/2023	$14,039	$14,123	$14,368	$13,110
4/30/2023	$14,866	$14,615	$14,872	$13,299
5/31/2023	$14,574	$14,015	$14,272	$13,156
6/30/2023	$14,866	$14,440	$14,709	$13,920
7/31/2023	$14,728	$14,652	$14,930	$14,430
8/31/2023	$14,371	$14,512	$14,791	$14,027
9/30/2023	$13,463	$14,052	$14,327	$13,446
10/31/2023	$12,603	$13,497	$13,765	$13,042
11/30/2023	$13,496	$14,271	$14,560	$14,246
12/31/2023	$14,663	$14,883	$15,189	$14,930
1/31/2024	$14,874	$15,227	$15,545	$15,018
2/29/2024	$15,572	$15,586	$15,915	$15,662
3/31/2024	$15,929	$15,933	$16,287	$16,154
4/30/2024	$15,093	$15,314	$15,659	$15,621
5/31/2024	$15,556	$15,684	$16,046	$16,255
6/30/2024	$16,026	$15,985	$16,359	$16,617
7/31/2024	$16,115	$16,533	$16,925	$16,886
8/31/2024	$17,032	$17,443	$17,861	$17,314
9/30/2024	$16,577	$16,979	$17,392	$17,716
10/31/2024	$16,237	$16,147	$16,543	$17,319

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class R5 at NAV	28.83%	10.94%	9.67%
MSCI ACWI Health Care Index with Net Dividends	19.63%	9.01%	9.55%
MSCI ACWI Health Care Index with Gross Dividends	20.19%	9.52%	10.06%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	11.02%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,565,053
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$8,565,053
# of Portfolio Holdings	61
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	96.43%
Repurchase Agreements	3.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000208666
Shareholder Report [Line Items]
Fund Name	Lord Abbett Health Care Fund
Class Name	Class R6
Trading Symbol	LHCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Health Care Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.60%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 29.03%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 19.63% of a securities market index with investment characteristics similar to those of the Fund, the MSCI ACWI Health Care Index with Net Dividends. The Fund's broad-based securities market index, the MSCI ACWI Net Index, returned 32.79% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care Equipment & Supplies industry contributed to relative performance, led by an overweight allocation to PROCEPT BioRobotics Corp. Security selection within the Pharmaceuticals industry also contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc.

Top detractors from performance: Security selection within the Life Sciences Tools & Services industry detracted from relative performance, led by an overweight allocation to Quanterix Corporation. Security selection within the Health Care Providers & Services industry also detracted from relative performance, led by an overweight allocation to UnitedHealth Group Incorporated.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI Health Care Index with Net Dividends	MSCI ACWI Health Care Index with Gross Dividends	MSCI ACWI Net Index
7/31/2019	$10,000	$10,000	$10,000	$10,000
8/31/2019	$9,767	$9,994	$9,998	$9,763
9/30/2019	$9,293	$9,974	$9,981	$9,968
10/31/2019	$9,660	$10,491	$10,501	$10,241
11/30/2019	$10,487	$10,959	$10,974	$10,491
12/31/2019	$10,807	$11,343	$11,361	$10,860
1/31/2020	$10,641	$11,182	$11,203	$10,741
2/29/2020	$10,180	$10,436	$10,459	$9,873
3/31/2020	$9,586	$10,050	$10,086	$8,540
4/30/2020	$10,754	$11,219	$11,264	$9,455
5/31/2020	$11,608	$11,677	$11,730	$9,866
6/30/2020	$11,655	$11,591	$11,647	$10,181
7/31/2020	$12,162	$12,084	$12,146	$10,720
8/31/2020	$12,649	$12,323	$12,390	$11,376
9/30/2020	$13,029	$12,130	$12,200	$11,009
10/31/2020	$12,902	$11,565	$11,634	$10,741
11/30/2020	$13,994	$12,591	$12,669	$12,065
12/31/2020	$14,867	$13,029	$13,115	$12,626
1/31/2021	$15,282	$13,165	$13,255	$12,568
2/28/2021	$15,191	$12,796	$12,886	$12,859
3/31/2021	$14,626	$13,086	$13,195	$13,203
4/30/2021	$15,342	$13,609	$13,725	$13,780
5/31/2021	$14,867	$13,911	$14,038	$13,995
6/30/2021	$15,681	$14,313	$14,447	$14,179
7/31/2021	$15,959	$14,736	$14,878	$14,277
8/31/2021	$16,615	$15,119	$15,268	$14,634
9/30/2021	$15,749	$14,346	$14,492	$14,030
10/31/2021	$16,630	$14,869	$15,023	$14,746
11/30/2021	$15,290	$14,342	$14,494	$14,390
12/31/2021	$16,141	$15,310	$15,477	$14,966
1/31/2022	$14,163	$14,147	$14,306	$14,231
2/28/2022	$14,285	$14,082	$14,244	$13,863
3/31/2022	$14,909	$14,729	$14,915	$14,164
4/30/2022	$13,750	$14,029	$14,208	$13,030
5/31/2022	$13,571	$14,079	$14,268	$13,046
6/30/2022	$13,466	$13,660	$13,849	$11,946
7/31/2022	$14,187	$14,096	$14,296	$12,780
8/31/2022	$13,806	$13,264	$13,454	$12,309
9/30/2022	$13,109	$12,700	$12,887	$11,131
10/31/2022	$13,977	$13,738	$13,943	$11,803
11/30/2022	$14,543	$14,529	$14,751	$12,718
12/31/2022	$14,250	$14,369	$14,593	$12,218
1/31/2023	$14,389	$14,306	$14,534	$13,094
2/28/2023	$13,941	$13,695	$13,916	$12,718
3/31/2023	$14,088	$14,123	$14,368	$13,110
4/30/2023	$14,917	$14,615	$14,872	$13,299
5/31/2023	$14,632	$14,015	$14,272	$13,156
6/30/2023	$14,925	$14,440	$14,709	$13,920
7/31/2023	$14,787	$14,652	$14,930	$14,430
8/31/2023	$14,429	$14,512	$14,791	$14,027
9/30/2023	$13,519	$14,052	$14,327	$13,446
10/31/2023	$12,657	$13,497	$13,765	$13,042
11/30/2023	$13,551	$14,271	$14,560	$14,246
12/31/2023	$14,738	$14,883	$15,189	$14,930
1/31/2024	$14,949	$15,227	$15,545	$15,018
2/29/2024	$15,649	$15,586	$15,915	$15,662
3/31/2024	$16,014	$15,933	$16,287	$16,154
4/30/2024	$15,169	$15,314	$15,659	$15,621
5/31/2024	$15,640	$15,684	$16,046	$16,255
6/30/2024	$16,112	$15,985	$16,359	$16,617
7/31/2024	$16,209	$16,533	$16,925	$16,886
8/31/2024	$17,128	$17,443	$17,861	$17,314
9/30/2024	$16,681	$16,979	$17,392	$17,716
10/31/2024	$16,331	$16,147	$16,543	$17,319

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 7/31/19
Class R6 at NAV	29.03%	11.07%	9.79%
MSCI ACWI Health Care Index with Net Dividends	19.63%	9.01%	9.55%
MSCI ACWI Health Care Index with Gross Dividends	20.19%	9.52%	10.06%
MSCI ACWI Net IndexFootnote Reference*	32.79%	11.08%	11.02%

Performance Inception Date	Jul. 31, 2019
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 8,565,053
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$8,565,053
# of Portfolio Holdings	61
Portfolio Turnover Rate	88%
Total Advisory Fees Paid	$0

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Health Care	96.43%
Repurchase Agreements	3.57%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019658
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class A
Trading Symbol	LAIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.24%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 20.77%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 22.26% of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Tel Aviv Stock Exchange Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Paltac Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to Gerresheimer AG.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2014	$9,425	$10,000	$10,000
11/30/2014	$9,460	$10,047	$10,136
12/31/2014	$9,410	$9,956	$9,785
1/31/2015	$9,561	$9,918	$9,833
2/28/2015	$10,161	$10,522	$10,421
3/31/2015	$10,040	$10,397	$10,262
4/30/2015	$10,688	$10,977	$10,681
5/31/2015	$10,688	$11,036	$10,627
6/30/2015	$10,598	$10,877	$10,325
7/31/2015	$10,598	$10,855	$10,540
8/31/2015	$10,028	$10,368	$9,765
9/30/2015	$9,846	$10,023	$9,269
10/31/2015	$10,307	$10,583	$9,993
11/30/2015	$10,373	$10,534	$9,838
12/31/2015	$10,338	$10,546	$9,705
1/31/2016	$9,560	$9,772	$9,003
2/29/2016	$9,357	$9,760	$8,838
3/31/2016	$10,211	$10,601	$9,414
4/30/2016	$10,262	$10,918	$9,686
5/31/2016	$10,388	$10,907	$9,598
6/30/2016	$9,775	$10,464	$9,276
7/31/2016	$10,287	$11,079	$9,746
8/31/2016	$10,249	$11,005	$9,753
9/30/2016	$10,490	$11,298	$9,873
10/31/2016	$10,205	$10,936	$9,671
11/30/2016	$9,851	$10,653	$9,478
12/31/2016	$9,985	$10,945	$9,802
1/31/2017	$10,412	$11,322	$10,087
2/28/2017	$10,540	$11,548	$10,231
3/31/2017	$10,973	$11,796	$10,513
4/30/2017	$11,527	$12,196	$10,780
5/31/2017	$11,935	$12,684	$11,176
6/30/2017	$12,005	$12,747	$11,156
7/31/2017	$12,515	$13,175	$11,478
8/31/2017	$12,725	$13,276	$11,473
9/30/2017	$13,018	$13,636	$11,759
10/31/2017	$13,305	$13,818	$11,937
11/30/2017	$13,522	$14,068	$12,063
12/31/2017	$13,777	$14,488	$12,256
1/31/2018	$14,510	$15,190	$12,871
2/28/2018	$13,637	$14,551	$12,290
3/31/2018	$13,544	$14,364	$12,069
4/30/2018	$13,471	$14,563	$12,344
5/31/2018	$13,218	$14,494	$12,067
6/30/2018	$12,965	$14,204	$11,919
7/31/2018	$12,825	$14,295	$12,213
8/31/2018	$12,598	$14,278	$11,977
9/30/2018	$12,499	$14,166	$12,081
10/31/2018	$11,213	$12,754	$11,119
11/30/2018	$11,193	$12,646	$11,105
12/31/2018	$10,506	$11,821	$10,566
1/31/2019	$11,352	$12,781	$11,260
2/28/2019	$11,457	$13,112	$11,548
3/31/2019	$11,510	$13,048	$11,620
4/30/2019	$11,795	$13,431	$11,947
5/31/2019	$11,203	$12,768	$11,373
6/30/2019	$11,802	$13,389	$12,048
7/31/2019	$11,547	$13,260	$11,895
8/31/2019	$11,330	$12,914	$11,587
9/30/2019	$11,585	$13,187	$11,919
10/31/2019	$12,004	$13,762	$12,347
11/30/2019	$12,139	$14,057	$12,486
12/31/2019	$12,738	$14,735	$12,892
1/31/2020	$12,230	$14,271	$12,623
2/29/2020	$11,335	$12,859	$11,482
3/31/2020	$9,203	$10,511	$9,949
4/30/2020	$10,204	$11,761	$10,592
5/31/2020	$10,841	$12,573	$11,053
6/30/2020	$11,160	$12,887	$11,430
7/31/2020	$11,775	$13,563	$11,696
8/31/2020	$12,404	$14,495	$12,297
9/30/2020	$12,215	$14,244	$11,978
10/31/2020	$11,904	$13,745	$11,500
11/30/2020	$13,573	$15,799	$13,282
12/31/2020	$14,559	$16,838	$13,900
1/31/2021	$14,346	$16,789	$13,752
2/28/2021	$14,802	$17,257	$14,060
3/31/2021	$14,953	$17,545	$14,383
4/30/2021	$15,773	$18,307	$14,816
5/31/2021	$16,122	$18,766	$15,299
6/30/2021	$16,046	$18,579	$15,127
7/31/2021	$16,266	$18,710	$15,241
8/31/2021	$16,706	$19,175	$15,510
9/30/2021	$16,008	$18,508	$15,060
10/31/2021	$16,205	$18,815	$15,430
11/30/2021	$15,348	$17,634	$14,712
12/31/2021	$15,946	$18,448	$15,465
1/31/2022	$15,029	$17,065	$14,718
2/28/2022	$14,625	$16,896	$14,458
3/31/2022	$14,392	$16,959	$14,551
4/30/2022	$13,483	$15,759	$13,609
5/31/2022	$13,654	$15,752	$13,711
6/30/2022	$12,356	$13,948	$12,439
7/31/2022	$13,063	$14,837	$13,059
8/31/2022	$12,216	$14,164	$12,439
9/30/2022	$10,919	$12,458	$11,275
10/31/2022	$11,501	$13,054	$11,881
11/30/2022	$12,892	$14,398	$13,220
12/31/2022	$12,701	$14,498	$13,230
1/31/2023	$13,815	$15,758	$14,302
2/28/2023	$13,586	$15,409	$14,003
3/31/2023	$13,807	$15,450	$14,350
4/30/2023	$13,965	$15,670	$14,755
5/31/2023	$13,381	$14,984	$14,131
6/30/2023	$13,728	$15,497	$14,774
7/31/2023	$14,392	$16,274	$15,252
8/31/2023	$14,021	$15,675	$14,668
9/30/2023	$13,159	$14,925	$14,167
10/31/2023	$12,598	$14,031	$13,592
11/30/2023	$13,823	$15,459	$14,854
12/31/2023	$14,572	$16,538	$15,643
1/31/2024	$14,364	$16,153	$15,733
2/29/2024	$14,548	$16,203	$16,021
3/31/2024	$15,038	$16,896	$16,548
4/30/2024	$14,468	$16,454	$16,124
5/31/2024	$15,158	$17,268	$16,749
6/30/2024	$14,733	$16,764	$16,479
7/31/2024	$15,543	$17,470	$16,962
8/31/2024	$16,073	$17,738	$17,514
9/30/2024	$16,330	$18,220	$17,675
10/31/2024	$15,214	$17,154	$16,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	20.77%	4.85%	4.91%
Class A with sales charge	13.84%	3.62%	4.29%
S&P Developed Ex US Small Cap Index	22.26%	4.50%	5.54%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 311,414,035
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 2,431,775
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$311,414,035
# of Portfolio Holdings	99
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,431,775

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.26%
Consumer Discretionary	11.36%
Consumer Staples	9.91%
Energy	3.06%
Financials	13.92%
Health Care	3.49%
Industrials	17.81%
Information Technology	11.94%
Materials	8.77%
Real Estate	7.63%
Utilities	2.21%
Repurchase Agreements	3.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019660
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class C
Trading Symbol	LINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	1.99%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 19.82%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 22.26% of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Tel Aviv Stock Exchange Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Paltac Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to Gerresheimer AG.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,039	$10,047	$10,136
12/31/2014	$9,979	$9,956	$9,785
1/31/2015	$10,135	$9,918	$9,833
2/28/2015	$10,756	$10,522	$10,421
3/31/2015	$10,626	$10,397	$10,262
4/30/2015	$11,302	$10,977	$10,681
5/31/2015	$11,302	$11,036	$10,627
6/30/2015	$11,193	$10,877	$10,325
7/31/2015	$11,193	$10,855	$10,540
8/31/2015	$10,579	$10,368	$9,765
9/30/2015	$10,381	$10,023	$9,269
10/31/2015	$10,858	$10,583	$9,993
11/30/2015	$10,920	$10,534	$9,838
12/31/2015	$10,875	$10,546	$9,705
1/31/2016	$10,051	$9,772	$9,003
2/29/2016	$9,831	$9,760	$8,838
3/31/2016	$10,725	$10,601	$9,414
4/30/2016	$10,768	$10,918	$9,686
5/31/2016	$10,903	$10,907	$9,598
6/30/2016	$10,250	$10,464	$9,276
7/31/2016	$10,782	$11,079	$9,746
8/31/2016	$10,733	$11,005	$9,753
9/30/2016	$10,974	$11,298	$9,873
10/31/2016	$10,669	$10,936	$9,671
11/30/2016	$10,293	$10,653	$9,478
12/31/2016	$10,427	$10,945	$9,802
1/31/2017	$10,867	$11,322	$10,087
2/28/2017	$10,995	$11,548	$10,231
3/31/2017	$11,442	$11,796	$10,513
4/30/2017	$12,010	$12,196	$10,780
5/31/2017	$12,429	$12,684	$11,176
6/30/2017	$12,493	$12,747	$11,156
7/31/2017	$13,018	$13,175	$11,478
8/31/2017	$13,224	$13,276	$11,473
9/30/2017	$13,522	$13,636	$11,759
10/31/2017	$13,813	$13,818	$11,937
11/30/2017	$14,026	$14,068	$12,063
12/31/2017	$14,280	$14,488	$12,256
1/31/2018	$15,036	$15,190	$12,871
2/28/2018	$14,125	$14,551	$12,290
3/31/2018	$14,021	$14,364	$12,069
4/30/2018	$13,933	$14,563	$12,344
5/31/2018	$13,666	$14,494	$12,067
6/30/2018	$13,392	$14,204	$11,919
7/31/2018	$13,237	$14,295	$12,213
8/31/2018	$12,992	$14,278	$11,977
9/30/2018	$12,889	$14,166	$12,081
10/31/2018	$11,556	$12,754	$11,119
11/30/2018	$11,527	$12,646	$11,105
12/31/2018	$10,815	$11,821	$10,566
1/31/2019	$11,670	$12,781	$11,260
2/28/2019	$11,770	$13,112	$11,548
3/31/2019	$11,828	$13,048	$11,620
4/30/2019	$12,110	$13,431	$11,947
5/31/2019	$11,487	$12,768	$11,373
6/30/2019	$12,102	$13,389	$12,048
7/31/2019	$11,836	$13,260	$11,895
8/31/2019	$11,604	$12,914	$11,587
9/30/2019	$11,861	$13,187	$11,919
10/31/2019	$12,277	$13,762	$12,347
11/30/2019	$12,401	$14,057	$12,486
12/31/2019	$13,011	$14,735	$12,892
1/31/2020	$12,485	$14,271	$12,623
2/29/2020	$11,559	$12,859	$11,482
3/31/2020	$9,389	$10,511	$9,949
4/30/2020	$10,399	$11,761	$10,592
5/31/2020	$11,041	$12,573	$11,053
6/30/2020	$11,350	$12,887	$11,430
7/31/2020	$11,976	$13,563	$11,696
8/31/2020	$12,610	$14,495	$12,297
9/30/2020	$12,401	$14,244	$11,978
10/31/2020	$12,076	$13,745	$11,500
11/30/2020	$13,770	$15,799	$13,282
12/31/2020	$14,755	$16,838	$13,900
1/31/2021	$14,530	$16,789	$13,752
2/28/2021	$14,980	$17,257	$14,060
3/31/2021	$15,130	$17,545	$14,383
4/30/2021	$15,948	$18,307	$14,816
5/31/2021	$16,299	$18,766	$15,299
6/30/2021	$16,207	$18,579	$15,127
7/31/2021	$16,424	$18,710	$15,241
8/31/2021	$16,850	$19,175	$15,510
9/30/2021	$16,140	$18,508	$15,060
10/31/2021	$16,332	$18,815	$15,430
11/30/2021	$15,456	$17,634	$14,712
12/31/2021	$16,045	$18,448	$15,465
1/31/2022	$15,119	$17,065	$14,718
2/28/2022	$14,695	$16,896	$14,458
3/31/2022	$14,457	$16,959	$14,551
4/30/2022	$13,531	$15,759	$13,609
5/31/2022	$13,701	$15,752	$13,711
6/30/2022	$12,384	$13,948	$12,439
7/31/2022	$13,089	$14,837	$13,059
8/31/2022	$12,231	$14,164	$12,439
9/30/2022	$10,923	$12,458	$11,275
10/31/2022	$11,501	$13,054	$11,881
11/30/2022	$12,885	$14,398	$13,220
12/31/2022	$12,688	$14,498	$13,230
1/31/2023	$13,785	$15,758	$14,302
2/28/2023	$13,545	$15,409	$14,003
3/31/2023	$13,768	$15,450	$14,350
4/30/2023	$13,913	$15,670	$14,755
5/31/2023	$13,322	$14,984	$14,131
6/30/2023	$13,656	$15,497	$14,774
7/31/2023	$14,316	$16,274	$15,252
8/31/2023	$13,930	$15,675	$14,668
9/30/2023	$13,074	$14,925	$14,167
10/31/2023	$12,508	$14,031	$13,592
11/30/2023	$13,708	$15,459	$14,854
12/31/2023	$14,444	$16,538	$15,643
1/31/2024	$14,228	$16,153	$15,733
2/29/2024	$14,400	$16,203	$16,021
3/31/2024	$14,875	$16,896	$16,548
4/30/2024	$14,305	$16,454	$16,124
5/31/2024	$14,970	$17,268	$16,749
6/30/2024	$14,547	$16,764	$16,479
7/31/2024	$15,341	$17,470	$16,962
8/31/2024	$15,850	$17,738	$17,514
9/30/2024	$16,092	$18,220	$17,675
10/31/2024	$14,987	$17,154	$16,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	19.82%	4.07%	4.13%
Class C with sales charge	18.82%	4.07%	4.13%
S&P Developed Ex US Small Cap Index	22.26%	4.50%	5.54%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 311,414,035
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 2,431,775
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$311,414,035
# of Portfolio Holdings	99
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,431,775

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.26%
Consumer Discretionary	11.36%
Consumer Staples	9.91%
Energy	3.06%
Financials	13.92%
Health Care	3.49%
Industrials	17.81%
Information Technology	11.94%
Materials	8.77%
Real Estate	7.63%
Utilities	2.21%
Repurchase Agreements	3.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054937
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class F
Trading Symbol	LINFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$120	1.09%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 20.92%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 22.26% of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Tel Aviv Stock Exchange Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Paltac Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to Gerresheimer AG.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,037	$10,047	$10,136
12/31/2014	$9,986	$9,956	$9,785
1/31/2015	$10,154	$9,918	$9,833
2/28/2015	$10,784	$10,522	$10,421
3/31/2015	$10,660	$10,397	$10,262
4/30/2015	$11,348	$10,977	$10,681
5/31/2015	$11,355	$11,036	$10,627
6/30/2015	$11,257	$10,877	$10,325
7/31/2015	$11,257	$10,855	$10,540
8/31/2015	$10,654	$10,368	$9,765
9/30/2015	$10,459	$10,023	$9,269
10/31/2015	$10,952	$10,583	$9,993
11/30/2015	$11,024	$10,534	$9,838
12/31/2015	$10,989	$10,546	$9,705
1/31/2016	$10,161	$9,772	$9,003
2/29/2016	$9,944	$9,760	$8,838
3/31/2016	$10,853	$10,601	$9,414
4/30/2016	$10,914	$10,918	$9,686
5/31/2016	$11,050	$10,907	$9,598
6/30/2016	$10,398	$10,464	$9,276
7/31/2016	$10,941	$11,079	$9,746
8/31/2016	$10,907	$11,005	$9,753
9/30/2016	$11,159	$11,298	$9,873
10/31/2016	$10,860	$10,936	$9,671
11/30/2016	$10,480	$10,653	$9,478
12/31/2016	$10,628	$10,945	$9,802
1/31/2017	$11,087	$11,322	$10,087
2/28/2017	$11,224	$11,548	$10,231
3/31/2017	$11,689	$11,796	$10,513
4/30/2017	$12,278	$12,196	$10,780
5/31/2017	$12,710	$12,684	$11,176
6/30/2017	$12,785	$12,747	$11,156
7/31/2017	$13,333	$13,175	$11,478
8/31/2017	$13,559	$13,276	$11,473
9/30/2017	$13,874	$13,636	$11,759
10/31/2017	$14,182	$13,818	$11,937
11/30/2017	$14,408	$14,068	$12,063
12/31/2017	$14,682	$14,488	$12,256
1/31/2018	$15,471	$15,190	$12,871
2/28/2018	$14,546	$14,551	$12,290
3/31/2018	$14,446	$14,364	$12,069
4/30/2018	$14,367	$14,563	$12,344
5/31/2018	$14,101	$14,494	$12,067
6/30/2018	$13,836	$14,204	$11,919
7/31/2018	$13,686	$14,295	$12,213
8/31/2018	$13,442	$14,278	$11,977
9/30/2018	$13,342	$14,166	$12,081
10/31/2018	$11,972	$12,754	$11,119
11/30/2018	$11,951	$12,646	$11,105
12/31/2018	$11,214	$11,821	$10,566
1/31/2019	$12,121	$12,781	$11,260
2/28/2019	$12,234	$13,112	$11,548
3/31/2019	$12,299	$13,048	$11,620
4/30/2019	$12,598	$13,431	$11,947
5/31/2019	$11,967	$12,768	$11,373
6/30/2019	$12,606	$13,389	$12,048
7/31/2019	$12,347	$13,260	$11,895
8/31/2019	$12,112	$12,914	$11,587
9/30/2019	$12,388	$13,187	$11,919
10/31/2019	$12,833	$13,762	$12,347
11/30/2019	$12,978	$14,057	$12,486
12/31/2019	$13,618	$14,735	$12,892
1/31/2020	$13,076	$14,271	$12,623
2/29/2020	$12,125	$12,859	$11,482
3/31/2020	$9,844	$10,511	$9,949
4/30/2020	$10,919	$11,761	$10,592
5/31/2020	$11,600	$12,573	$11,053
6/30/2020	$11,936	$12,887	$11,430
7/31/2020	$12,601	$13,563	$11,696
8/31/2020	$13,281	$14,495	$12,297
9/30/2020	$13,068	$14,244	$11,978
10/31/2020	$12,740	$13,745	$11,500
11/30/2020	$14,537	$15,799	$13,282
12/31/2020	$15,587	$16,838	$13,900
1/31/2021	$15,365	$16,789	$13,752
2/28/2021	$15,849	$17,257	$14,060
3/31/2021	$16,013	$17,545	$14,383
4/30/2021	$16,899	$18,307	$14,816
5/31/2021	$17,276	$18,766	$15,299
6/30/2021	$17,194	$18,579	$15,127
7/31/2021	$17,432	$18,710	$15,241
8/31/2021	$17,908	$19,175	$15,510
9/30/2021	$17,162	$18,508	$15,060
10/31/2021	$17,375	$18,815	$15,430
11/30/2021	$16,464	$17,634	$14,712
12/31/2021	$17,105	$18,448	$15,465
1/31/2022	$16,128	$17,065	$14,718
2/28/2022	$15,682	$16,896	$14,458
3/31/2022	$15,438	$16,959	$14,551
4/30/2022	$14,470	$15,759	$13,609
5/31/2022	$14,655	$15,752	$13,711
6/30/2022	$13,258	$13,948	$12,439
7/31/2022	$14,024	$14,837	$13,059
8/31/2022	$13,115	$14,164	$12,439
9/30/2022	$11,717	$12,458	$11,275
10/31/2022	$12,349	$13,054	$11,881
11/30/2022	$13,847	$14,398	$13,220
12/31/2022	$13,641	$14,498	$13,230
1/31/2023	$14,840	$15,758	$14,302
2/28/2023	$14,592	$15,409	$14,003
3/31/2023	$14,832	$15,450	$14,350
4/30/2023	$15,003	$15,670	$14,755
5/31/2023	$14,378	$14,984	$14,131
6/30/2023	$14,755	$15,497	$14,774
7/31/2023	$15,474	$16,274	$15,252
8/31/2023	$15,072	$15,675	$14,668
9/30/2023	$14,155	$14,925	$14,167
10/31/2023	$13,547	$14,031	$13,592
11/30/2023	$14,866	$15,459	$14,854
12/31/2023	$15,675	$16,538	$15,643
1/31/2024	$15,449	$16,153	$15,733
2/29/2024	$15,649	$16,203	$16,021
3/31/2024	$16,180	$16,896	$16,548
4/30/2024	$15,570	$16,454	$16,124
5/31/2024	$16,311	$17,268	$16,749
6/30/2024	$15,858	$16,764	$16,479
7/31/2024	$16,729	$17,470	$16,962
8/31/2024	$17,303	$17,738	$17,514
9/30/2024	$17,582	$18,220	$17,675
10/31/2024	$16,380	$17,154	$16,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	20.92%	5.00%	5.06%
S&P Developed Ex US Small Cap Index	22.26%	4.50%	5.54%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 311,414,035
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 2,431,775
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$311,414,035
# of Portfolio Holdings	99
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,431,775

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.26%
Consumer Discretionary	11.36%
Consumer Staples	9.91%
Energy	3.06%
Financials	13.92%
Health Care	3.49%
Industrials	17.81%
Information Technology	11.94%
Materials	8.77%
Real Estate	7.63%
Utilities	2.21%
Repurchase Agreements	3.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000184538
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class F3
Trading Symbol	LOIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$101	0.91%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 21.13%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 22.26% of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Tel Aviv Stock Exchange Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Paltac Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to Gerresheimer AG.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,479	$10,356	$10,290
5/31/2017	$10,851	$10,771	$10,668
6/30/2017	$10,913	$10,824	$10,649
7/31/2017	$11,386	$11,188	$10,956
8/31/2017	$11,572	$11,273	$10,952
9/30/2017	$11,842	$11,579	$11,225
10/31/2017	$12,113	$11,734	$11,395
11/30/2017	$12,310	$11,946	$11,515
12/31/2017	$12,544	$12,302	$11,700
1/31/2018	$13,216	$12,898	$12,287
2/28/2018	$12,426	$12,356	$11,732
3/31/2018	$12,344	$12,197	$11,521
4/30/2018	$12,279	$12,367	$11,784
5/31/2018	$12,055	$12,308	$11,519
6/30/2018	$11,825	$12,062	$11,378
7/31/2018	$11,701	$12,138	$11,658
8/31/2018	$11,495	$12,124	$11,433
9/30/2018	$11,413	$12,029	$11,532
10/31/2018	$10,240	$10,830	$10,614
11/30/2018	$10,223	$10,738	$10,601
12/31/2018	$9,602	$10,037	$10,086
1/31/2019	$10,371	$10,853	$10,749
2/28/2019	$10,471	$11,134	$11,023
3/31/2019	$10,530	$11,079	$11,093
4/30/2019	$10,789	$11,405	$11,405
5/31/2019	$10,245	$10,842	$10,857
6/30/2019	$10,802	$11,370	$11,501
7/31/2019	$10,577	$11,260	$11,355
8/31/2019	$10,378	$10,966	$11,061
9/30/2019	$10,617	$11,198	$11,378
10/31/2019	$11,001	$11,686	$11,786
11/30/2019	$11,127	$11,937	$11,919
12/31/2019	$11,675	$12,512	$12,307
1/31/2020	$11,211	$12,118	$12,050
2/29/2020	$10,397	$10,919	$10,960
3/31/2020	$8,445	$8,925	$9,498
4/30/2020	$9,367	$9,987	$10,111
5/31/2020	$9,959	$10,677	$10,551
6/30/2020	$10,242	$10,943	$10,911
7/31/2020	$10,814	$11,517	$11,165
8/31/2020	$11,399	$12,308	$11,739
9/30/2020	$11,224	$12,095	$11,434
10/31/2020	$10,942	$11,671	$10,977
11/30/2020	$12,483	$13,415	$12,679
12/31/2020	$13,391	$14,298	$13,269
1/31/2021	$13,196	$14,257	$13,127
2/28/2021	$13,620	$14,654	$13,422
3/31/2021	$13,761	$14,898	$13,730
4/30/2021	$14,522	$15,546	$14,143
5/31/2021	$14,851	$15,935	$14,605
6/30/2021	$14,784	$15,776	$14,440
7/31/2021	$14,993	$15,887	$14,549
8/31/2021	$15,403	$16,282	$14,806
9/30/2021	$14,764	$15,716	$14,376
10/31/2021	$14,952	$15,977	$14,729
11/30/2021	$14,165	$14,974	$14,044
12/31/2021	$14,715	$15,665	$14,763
1/31/2022	$13,880	$14,491	$14,050
2/28/2022	$13,500	$14,347	$13,801
3/31/2022	$13,293	$14,401	$13,890
4/30/2022	$12,457	$13,382	$12,991
5/31/2022	$12,616	$13,376	$13,089
6/30/2022	$11,421	$11,844	$11,874
7/31/2022	$12,077	$12,599	$12,466
8/31/2022	$11,297	$12,027	$11,874
9/30/2022	$10,102	$10,579	$10,763
10/31/2022	$10,641	$11,085	$11,342
11/30/2022	$11,939	$12,226	$12,619
12/31/2022	$11,762	$12,311	$12,630
1/31/2023	$12,790	$13,381	$13,652
2/28/2023	$12,586	$13,084	$13,367
3/31/2023	$12,797	$13,119	$13,699
4/30/2023	$12,945	$13,306	$14,085
5/31/2023	$12,403	$12,724	$13,489
6/30/2023	$12,734	$13,160	$14,103
7/31/2023	$13,353	$13,819	$14,560
8/31/2023	$13,008	$13,310	$14,002
9/30/2023	$12,220	$12,674	$13,523
10/31/2023	$11,699	$11,914	$12,975
11/30/2023	$12,832	$13,127	$14,180
12/31/2023	$13,534	$14,043	$14,933
1/31/2024	$13,341	$13,716	$15,019
2/29/2024	$13,520	$13,759	$15,294
3/31/2024	$13,978	$14,347	$15,797
4/30/2024	$13,455	$13,972	$15,392
5/31/2024	$14,100	$14,664	$15,988
6/30/2024	$13,706	$14,235	$15,730
7/31/2024	$14,465	$14,835	$16,192
8/31/2024	$14,966	$15,062	$16,718
9/30/2024	$15,202	$15,472	$16,873
10/31/2024	$14,171	$14,566	$15,955

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	21.13%	5.19%	4.71%
S&P Developed Ex US Small Cap Index	22.26%	4.50%	5.09%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	6.36%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 311,414,035
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 2,431,775
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$311,414,035
# of Portfolio Holdings	99
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,431,775

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.26%
Consumer Discretionary	11.36%
Consumer Staples	9.91%
Energy	3.06%
Financials	13.92%
Health Care	3.49%
Industrials	17.81%
Information Technology	11.94%
Materials	8.77%
Real Estate	7.63%
Utilities	2.21%
Repurchase Agreements	3.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019662
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class I
Trading Symbol	LINYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 21.02%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 22.26% of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Tel Aviv Stock Exchange Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Paltac Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to Gerresheimer AG.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,042	$10,047	$10,136
12/31/2014	$9,985	$9,956	$9,785
1/31/2015	$10,149	$9,918	$9,833
2/28/2015	$10,790	$10,522	$10,421
3/31/2015	$10,658	$10,397	$10,262
4/30/2015	$11,355	$10,977	$10,681
5/31/2015	$11,355	$11,036	$10,627
6/30/2015	$11,261	$10,877	$10,325
7/31/2015	$11,267	$10,855	$10,540
8/31/2015	$10,658	$10,368	$9,765
9/30/2015	$10,469	$10,023	$9,269
10/31/2015	$10,959	$10,583	$9,993
11/30/2015	$11,035	$10,534	$9,838
12/31/2015	$10,995	$10,546	$9,705
1/31/2016	$10,174	$9,772	$9,003
2/29/2016	$9,957	$9,760	$8,838
3/31/2016	$10,870	$10,601	$9,414
4/30/2016	$10,923	$10,918	$9,686
5/31/2016	$11,068	$10,907	$9,598
6/30/2016	$10,417	$10,464	$9,276
7/31/2016	$10,962	$11,079	$9,746
8/31/2016	$10,923	$11,005	$9,753
9/30/2016	$11,179	$11,298	$9,873
10/31/2016	$10,877	$10,936	$9,671
11/30/2016	$10,503	$10,653	$9,478
12/31/2016	$10,652	$10,945	$9,802
1/31/2017	$11,110	$11,322	$10,087
2/28/2017	$11,249	$11,548	$10,231
3/31/2017	$11,713	$11,796	$10,513
4/30/2017	$12,304	$12,196	$10,780
5/31/2017	$12,741	$12,684	$11,176
6/30/2017	$12,814	$12,747	$11,156
7/31/2017	$13,372	$13,175	$11,478
8/31/2017	$13,590	$13,276	$11,473
9/30/2017	$13,909	$13,636	$11,759
10/31/2017	$14,221	$13,818	$11,937
11/30/2017	$14,453	$14,068	$12,063
12/31/2017	$14,727	$14,488	$12,256
1/31/2018	$15,518	$15,190	$12,871
2/28/2018	$14,588	$14,551	$12,290
3/31/2018	$14,491	$14,364	$12,069
4/30/2018	$14,415	$14,563	$12,344
5/31/2018	$14,151	$14,494	$12,067
6/30/2018	$13,881	$14,204	$11,919
7/31/2018	$13,735	$14,295	$12,213
8/31/2018	$13,492	$14,278	$11,977
9/30/2018	$13,388	$14,166	$12,081
10/31/2018	$12,022	$12,754	$11,119
11/30/2018	$11,994	$12,646	$11,105
12/31/2018	$11,260	$11,821	$10,566
1/31/2019	$12,166	$12,781	$11,260
2/28/2019	$12,283	$13,112	$11,548
3/31/2019	$12,346	$13,048	$11,620
4/30/2019	$12,650	$13,431	$11,947
5/31/2019	$12,018	$12,768	$11,373
6/30/2019	$12,666	$13,389	$12,048
7/31/2019	$12,400	$13,260	$11,895
8/31/2019	$12,166	$12,914	$11,587
9/30/2019	$12,447	$13,187	$11,919
10/31/2019	$12,892	$13,762	$12,347
11/30/2019	$13,041	$14,057	$12,486
12/31/2019	$13,684	$14,735	$12,892
1/31/2020	$13,145	$14,271	$12,623
2/29/2020	$12,186	$12,859	$11,482
3/31/2020	$9,896	$10,511	$9,949
4/30/2020	$10,974	$11,761	$10,592
5/31/2020	$11,663	$12,573	$11,053
6/30/2020	$12,004	$12,887	$11,430
7/31/2020	$12,669	$13,563	$11,696
8/31/2020	$13,351	$14,495	$12,297
9/30/2020	$13,145	$14,244	$11,978
10/31/2020	$12,812	$13,745	$11,500
11/30/2020	$14,619	$15,799	$13,282
12/31/2020	$15,680	$16,838	$13,900
1/31/2021	$15,458	$16,789	$13,752
2/28/2021	$15,950	$17,257	$14,060
3/31/2021	$16,116	$17,545	$14,383
4/30/2021	$17,003	$18,307	$14,816
5/31/2021	$17,392	$18,766	$15,299
6/30/2021	$17,312	$18,579	$15,127
7/31/2021	$17,550	$18,710	$15,241
8/31/2021	$18,026	$19,175	$15,510
9/30/2021	$17,281	$18,508	$15,060
10/31/2021	$17,495	$18,815	$15,430
11/30/2021	$16,576	$17,634	$14,712
12/31/2021	$17,219	$18,448	$15,465
1/31/2022	$16,235	$17,065	$14,718
2/28/2022	$15,796	$16,896	$14,458
3/31/2022	$15,552	$16,959	$14,551
4/30/2022	$14,569	$15,759	$13,609
5/31/2022	$14,764	$15,752	$13,711
6/30/2022	$13,357	$13,948	$12,439
7/31/2022	$14,130	$14,837	$13,059
8/31/2022	$13,211	$14,164	$12,439
9/30/2022	$11,813	$12,458	$11,275
10/31/2022	$12,447	$13,054	$11,881
11/30/2022	$13,959	$14,398	$13,220
12/31/2022	$13,755	$14,498	$13,230
1/31/2023	$14,957	$15,758	$14,302
2/28/2023	$14,708	$15,409	$14,003
3/31/2023	$14,957	$15,450	$14,350
4/30/2023	$15,131	$15,670	$14,755
5/31/2023	$14,501	$14,984	$14,131
6/30/2023	$14,882	$15,497	$14,774
7/31/2023	$15,603	$16,274	$15,252
8/31/2023	$15,206	$15,675	$14,668
9/30/2023	$14,277	$14,925	$14,167
10/31/2023	$13,673	$14,031	$13,592
11/30/2023	$14,998	$15,459	$14,854
12/31/2023	$15,813	$16,538	$15,643
1/31/2024	$15,594	$16,153	$15,733
2/29/2024	$15,796	$16,203	$16,021
3/31/2024	$16,336	$16,896	$16,548
4/30/2024	$15,720	$16,454	$16,124
5/31/2024	$16,470	$17,268	$16,749
6/30/2024	$16,007	$16,764	$16,479
7/31/2024	$16,892	$17,470	$16,962
8/31/2024	$17,482	$17,738	$17,514
9/30/2024	$17,760	$18,220	$17,675
10/31/2024	$16,546	$17,154	$16,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	21.02%	5.12%	5.16%
S&P Developed Ex US Small Cap Index	22.26%	4.50%	5.54%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 311,414,035
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 2,431,775
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$311,414,035
# of Portfolio Holdings	99
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,431,775

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.26%
Consumer Discretionary	11.36%
Consumer Staples	9.91%
Energy	3.06%
Financials	13.92%
Health Care	3.49%
Industrials	17.81%
Information Technology	11.94%
Materials	8.77%
Real Estate	7.63%
Utilities	2.21%
Repurchase Agreements	3.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019661
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class P
Trading Symbol	LINPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$159	1.44%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 20.49%, reflecting performance at the net asset value (NAV) of Class P shares, compared to the 22.26% of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Tel Aviv Stock Exchange Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Paltac Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to Gerresheimer AG.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,036	$10,047	$10,136
12/31/2014	$9,980	$9,956	$9,785
1/31/2015	$10,144	$9,918	$9,833
2/28/2015	$10,776	$10,522	$10,421
3/31/2015	$10,644	$10,397	$10,262
4/30/2015	$11,332	$10,977	$10,681
5/31/2015	$11,332	$11,036	$10,627
6/30/2015	$11,231	$10,877	$10,325
7/31/2015	$11,231	$10,855	$10,540
8/31/2015	$10,625	$10,368	$9,765
9/30/2015	$10,429	$10,023	$9,269
10/31/2015	$10,915	$10,583	$9,993
11/30/2015	$10,979	$10,534	$9,838
12/31/2015	$10,945	$10,546	$9,705
1/31/2016	$10,117	$9,772	$9,003
2/29/2016	$9,900	$9,760	$8,838
3/31/2016	$10,800	$10,601	$9,414
4/30/2016	$10,853	$10,918	$9,686
5/31/2016	$10,991	$10,907	$9,598
6/30/2016	$10,340	$10,464	$9,276
7/31/2016	$10,879	$11,079	$9,746
8/31/2016	$10,840	$11,005	$9,753
9/30/2016	$11,090	$11,298	$9,873
10/31/2016	$10,787	$10,936	$9,671
11/30/2016	$10,406	$10,653	$9,478
12/31/2016	$10,552	$10,945	$9,802
1/31/2017	$11,001	$11,322	$10,087
2/28/2017	$11,133	$11,548	$10,231
3/31/2017	$11,588	$11,796	$10,513
4/30/2017	$12,169	$12,196	$10,780
5/31/2017	$12,598	$12,684	$11,176
6/30/2017	$12,671	$12,747	$11,156
7/31/2017	$13,212	$13,175	$11,478
8/31/2017	$13,423	$13,276	$11,473
9/30/2017	$13,733	$13,636	$11,759
10/31/2017	$14,037	$13,818	$11,937
11/30/2017	$14,261	$14,068	$12,063
12/31/2017	$14,525	$14,488	$12,256
1/31/2018	$15,302	$15,190	$12,871
2/28/2018	$14,381	$14,551	$12,290
3/31/2018	$14,277	$14,364	$12,069
4/30/2018	$14,195	$14,563	$12,344
5/31/2018	$13,927	$14,494	$12,067
6/30/2018	$13,659	$14,204	$11,919
7/31/2018	$13,508	$14,295	$12,213
8/31/2018	$13,267	$14,278	$11,977
9/30/2018	$13,164	$14,166	$12,081
10/31/2018	$11,810	$12,754	$11,119
11/30/2018	$11,782	$12,646	$11,105
12/31/2018	$11,055	$11,821	$10,566
1/31/2019	$11,945	$12,781	$11,260
2/28/2019	$12,053	$13,112	$11,548
3/31/2019	$12,107	$13,048	$11,620
4/30/2019	$12,406	$13,431	$11,947
5/31/2019	$11,777	$12,768	$11,373
6/30/2019	$12,406	$13,389	$12,048
7/31/2019	$12,145	$13,260	$11,895
8/31/2019	$11,907	$12,914	$11,587
9/30/2019	$12,176	$13,187	$11,919
10/31/2019	$12,613	$13,762	$12,347
11/30/2019	$12,751	$14,057	$12,486
12/31/2019	$13,376	$14,735	$12,892
1/31/2020	$12,841	$14,271	$12,623
2/29/2020	$11,903	$12,859	$11,482
3/31/2020	$9,664	$10,511	$9,949
4/30/2020	$10,718	$11,761	$10,592
5/31/2020	$11,384	$12,573	$11,053
6/30/2020	$11,710	$12,887	$11,430
7/31/2020	$12,353	$13,563	$11,696
8/31/2020	$13,012	$14,495	$12,297
9/30/2020	$12,810	$14,244	$11,978
10/31/2020	$12,477	$13,745	$11,500
11/30/2020	$14,236	$15,799	$13,282
12/31/2020	$15,259	$16,838	$13,900
1/31/2021	$15,034	$16,789	$13,752
2/28/2021	$15,507	$17,257	$14,060
3/31/2021	$15,662	$17,545	$14,383
4/30/2021	$16,522	$18,307	$14,816
5/31/2021	$16,887	$18,766	$15,299
6/30/2021	$16,809	$18,579	$15,127
7/31/2021	$17,034	$18,710	$15,241
8/31/2021	$17,491	$19,175	$15,510
9/30/2021	$16,755	$18,508	$15,060
10/31/2021	$16,964	$18,815	$15,430
11/30/2021	$16,065	$17,634	$14,712
12/31/2021	$16,681	$18,448	$15,465
1/31/2022	$15,723	$17,065	$14,718
2/28/2022	$15,296	$16,896	$14,458
3/31/2022	$15,051	$16,959	$14,551
4/30/2022	$14,093	$15,759	$13,609
5/31/2022	$14,275	$15,752	$13,711
6/30/2022	$12,914	$13,948	$12,439
7/31/2022	$13,650	$14,837	$13,059
8/31/2022	$12,764	$14,164	$12,439
9/30/2022	$11,403	$12,458	$11,275
10/31/2022	$12,012	$13,054	$11,881
11/30/2022	$13,468	$14,398	$13,220
12/31/2022	$13,266	$14,498	$13,230
1/31/2023	$14,422	$15,758	$14,302
2/28/2023	$14,181	$15,409	$14,003
3/31/2023	$14,414	$15,450	$14,350
4/30/2023	$14,574	$15,670	$14,755
5/31/2023	$13,956	$14,984	$14,131
6/30/2023	$14,318	$15,497	$14,774
7/31/2023	$15,016	$16,274	$15,252
8/31/2023	$14,615	$15,675	$14,668
9/30/2023	$13,724	$14,925	$14,167
10/31/2023	$13,138	$14,031	$13,592
11/30/2023	$14,406	$15,459	$14,854
12/31/2023	$15,184	$16,538	$15,643
1/31/2024	$14,965	$16,153	$15,733
2/29/2024	$15,159	$16,203	$16,021
3/31/2024	$15,660	$16,896	$16,548
4/30/2024	$15,070	$16,454	$16,124
5/31/2024	$15,782	$17,268	$16,749
6/30/2024	$15,337	$16,764	$16,479
7/31/2024	$16,177	$17,470	$16,962
8/31/2024	$16,727	$17,738	$17,514
9/30/2024	$16,994	$18,220	$17,675
10/31/2024	$15,830	$17,154	$16,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	20.49%	4.65%	4.70%
S&P Developed Ex US Small Cap Index	22.26%	4.50%	5.54%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 311,414,035
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 2,431,775
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$311,414,035
# of Portfolio Holdings	99
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,431,775

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.26%
Consumer Discretionary	11.36%
Consumer Staples	9.91%
Energy	3.06%
Financials	13.92%
Health Care	3.49%
Industrials	17.81%
Information Technology	11.94%
Materials	8.77%
Real Estate	7.63%
Utilities	2.21%
Repurchase Agreements	3.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054938
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class R2
Trading Symbol	LINQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$175	1.59%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 20.35%, reflecting performance at the net asset value (NAV) of Class R2 shares, compared to the 22.26% of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Tel Aviv Stock Exchange Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Paltac Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to Gerresheimer AG.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,031	$10,047	$10,136
12/31/2014	$9,979	$9,956	$9,785
1/31/2015	$10,134	$9,918	$9,833
2/28/2015	$10,763	$10,522	$10,421
3/31/2015	$10,633	$10,397	$10,262
4/30/2015	$11,320	$10,977	$10,681
5/31/2015	$11,320	$11,036	$10,627
6/30/2015	$11,216	$10,877	$10,325
7/31/2015	$11,216	$10,855	$10,540
8/31/2015	$10,607	$10,368	$9,765
9/30/2015	$10,406	$10,023	$9,269
10/31/2015	$10,892	$10,583	$9,993
11/30/2015	$10,957	$10,534	$9,838
12/31/2015	$10,923	$10,546	$9,705
1/31/2016	$10,098	$9,772	$9,003
2/29/2016	$9,874	$9,760	$8,838
3/31/2016	$10,774	$10,601	$9,414
4/30/2016	$10,828	$10,918	$9,686
5/31/2016	$10,963	$10,907	$9,598
6/30/2016	$10,314	$10,464	$9,276
7/31/2016	$10,848	$11,079	$9,746
8/31/2016	$10,808	$11,005	$9,753
9/30/2016	$11,051	$11,298	$9,873
10/31/2016	$10,747	$10,936	$9,671
11/30/2016	$10,375	$10,653	$9,478
12/31/2016	$10,511	$10,945	$9,802
1/31/2017	$10,960	$11,322	$10,087
2/28/2017	$11,096	$11,548	$10,231
3/31/2017	$11,545	$11,796	$10,513
4/30/2017	$12,123	$12,196	$10,780
5/31/2017	$12,545	$12,684	$11,176
6/30/2017	$12,613	$12,747	$11,156
7/31/2017	$13,150	$13,175	$11,478
8/31/2017	$13,361	$13,276	$11,473
9/30/2017	$13,667	$13,636	$11,759
10/31/2017	$13,967	$13,818	$11,937
11/30/2017	$14,191	$14,068	$12,063
12/31/2017	$14,455	$14,488	$12,256
1/31/2018	$15,221	$15,190	$12,871
2/28/2018	$14,299	$14,551	$12,290
3/31/2018	$14,200	$14,364	$12,069
4/30/2018	$14,115	$14,563	$12,344
5/31/2018	$13,852	$14,494	$12,067
6/30/2018	$13,583	$14,204	$11,919
7/31/2018	$13,427	$14,295	$12,213
8/31/2018	$13,186	$14,278	$11,977
9/30/2018	$13,079	$14,166	$12,081
10/31/2018	$11,732	$12,754	$11,119
11/30/2018	$11,703	$12,646	$11,105
12/31/2018	$10,986	$11,821	$10,566
1/31/2019	$11,862	$12,781	$11,260
2/28/2019	$11,965	$13,112	$11,548
3/31/2019	$12,029	$13,048	$11,620
4/30/2019	$12,315	$13,431	$11,947
5/31/2019	$11,694	$12,768	$11,373
6/30/2019	$12,315	$13,389	$12,048
7/31/2019	$12,053	$13,260	$11,895
8/31/2019	$11,822	$12,914	$11,587
9/30/2019	$12,084	$13,187	$11,919
10/31/2019	$12,514	$13,762	$12,347
11/30/2019	$12,650	$14,057	$12,486
12/31/2019	$13,267	$14,735	$12,892
1/31/2020	$12,737	$14,271	$12,623
2/29/2020	$11,797	$12,859	$11,482
3/31/2020	$9,580	$10,511	$9,949
4/30/2020	$10,624	$11,761	$10,592
5/31/2020	$11,283	$12,573	$11,053
6/30/2020	$11,604	$12,887	$11,430
7/31/2020	$12,239	$13,563	$11,696
8/31/2020	$12,897	$14,495	$12,297
9/30/2020	$12,688	$14,244	$11,978
10/31/2020	$12,359	$13,745	$11,500
11/30/2020	$14,094	$15,799	$13,282
12/31/2020	$15,114	$16,838	$13,900
1/31/2021	$14,889	$16,789	$13,752
2/28/2021	$15,354	$17,257	$14,060
3/31/2021	$15,507	$17,545	$14,383
4/30/2021	$16,358	$18,307	$14,816
5/31/2021	$16,712	$18,766	$15,299
6/30/2021	$16,631	$18,579	$15,127
7/31/2021	$16,856	$18,710	$15,241
8/31/2021	$17,306	$19,175	$15,510
9/30/2021	$16,575	$18,508	$15,060
10/31/2021	$16,776	$18,815	$15,430
11/30/2021	$15,885	$17,634	$14,712
12/31/2021	$16,492	$18,448	$15,465
1/31/2022	$15,550	$17,065	$14,718
2/28/2022	$15,116	$16,896	$14,458
3/31/2022	$14,870	$16,959	$14,551
4/30/2022	$13,928	$15,759	$13,609
5/31/2022	$14,108	$15,752	$13,711
6/30/2022	$12,756	$13,948	$12,439
7/31/2022	$13,486	$14,837	$13,059
8/31/2022	$12,609	$14,164	$12,439
9/30/2022	$11,265	$12,458	$11,275
10/31/2022	$11,863	$13,054	$11,881
11/30/2022	$13,297	$14,398	$13,220
12/31/2022	$13,092	$14,498	$13,230
1/31/2023	$14,239	$15,758	$14,302
2/28/2023	$13,998	$15,409	$14,003
3/31/2023	$14,222	$15,450	$14,350
4/30/2023	$14,380	$15,670	$14,755
5/31/2023	$13,773	$14,984	$14,131
6/30/2023	$14,131	$15,497	$14,774
7/31/2023	$14,812	$16,274	$15,252
8/31/2023	$14,421	$15,675	$14,668
9/30/2023	$13,532	$14,925	$14,167
10/31/2023	$12,951	$14,031	$13,592
11/30/2023	$14,205	$15,459	$14,854
12/31/2023	$14,965	$16,538	$15,643
1/31/2024	$14,747	$16,153	$15,733
2/29/2024	$14,940	$16,203	$16,021
3/31/2024	$15,436	$16,896	$16,548
4/30/2024	$14,848	$16,454	$16,124
5/31/2024	$15,545	$17,268	$16,749
6/30/2024	$15,108	$16,764	$16,479
7/31/2024	$15,931	$17,470	$16,962
8/31/2024	$16,477	$17,738	$17,514
9/30/2024	$16,729	$18,220	$17,675
10/31/2024	$15,587	$17,154	$16,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	20.35%	4.49%	4.54%
S&P Developed Ex US Small Cap Index	22.26%	4.50%	5.54%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 311,414,035
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 2,431,775
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$311,414,035
# of Portfolio Holdings	99
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,431,775

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.26%
Consumer Discretionary	11.36%
Consumer Staples	9.91%
Energy	3.06%
Financials	13.92%
Health Care	3.49%
Industrials	17.81%
Information Technology	11.94%
Materials	8.77%
Real Estate	7.63%
Utilities	2.21%
Repurchase Agreements	3.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054939
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class R3
Trading Symbol	LINRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$164	1.49%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 20.45%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 22.26% of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Tel Aviv Stock Exchange Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Paltac Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to Gerresheimer AG.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000
11/30/2014	$10,038	$10,047	$10,136
12/31/2014	$9,984	$9,956	$9,785
1/31/2015	$10,141	$9,918	$9,833
2/28/2015	$10,774	$10,522	$10,421
3/31/2015	$10,643	$10,397	$10,262
4/30/2015	$11,328	$10,977	$10,681
5/31/2015	$11,328	$11,036	$10,627
6/30/2015	$11,230	$10,877	$10,325
7/31/2015	$11,230	$10,855	$10,540
8/31/2015	$10,624	$10,368	$9,765
9/30/2015	$10,421	$10,023	$9,269
10/31/2015	$10,911	$10,583	$9,993
11/30/2015	$10,976	$10,534	$9,838
12/31/2015	$10,936	$10,546	$9,705
1/31/2016	$10,113	$9,772	$9,003
2/29/2016	$9,896	$9,760	$8,838
3/31/2016	$10,800	$10,601	$9,414
4/30/2016	$10,848	$10,918	$9,686
5/31/2016	$10,984	$10,907	$9,598
6/30/2016	$10,338	$10,464	$9,276
7/31/2016	$10,875	$11,079	$9,746
8/31/2016	$10,834	$11,005	$9,753
9/30/2016	$11,079	$11,298	$9,873
10/31/2016	$10,780	$10,936	$9,671
11/30/2016	$10,399	$10,653	$9,478
12/31/2016	$10,545	$10,945	$9,802
1/31/2017	$10,990	$11,322	$10,087
2/28/2017	$11,126	$11,548	$10,231
3/31/2017	$11,585	$11,796	$10,513
4/30/2017	$12,160	$12,196	$10,780
5/31/2017	$12,591	$12,684	$11,176
6/30/2017	$12,659	$12,747	$11,156
7/31/2017	$13,200	$13,175	$11,478
8/31/2017	$13,412	$13,276	$11,473
9/30/2017	$13,720	$13,636	$11,759
10/31/2017	$14,021	$13,818	$11,937
11/30/2017	$14,247	$14,068	$12,063
12/31/2017	$14,515	$14,488	$12,256
1/31/2018	$15,286	$15,190	$12,871
2/28/2018	$14,365	$14,551	$12,290
3/31/2018	$14,265	$14,364	$12,069
4/30/2018	$14,180	$14,563	$12,344
5/31/2018	$13,916	$14,494	$12,067
6/30/2018	$13,645	$14,204	$11,919
7/31/2018	$13,495	$14,295	$12,213
8/31/2018	$13,245	$14,278	$11,977
9/30/2018	$13,145	$14,166	$12,081
10/31/2018	$11,796	$12,754	$11,119
11/30/2018	$11,768	$12,646	$11,105
12/31/2018	$11,041	$11,821	$10,566
1/31/2019	$11,927	$12,781	$11,260
2/28/2019	$12,031	$13,112	$11,548
3/31/2019	$12,096	$13,048	$11,620
4/30/2019	$12,385	$13,431	$11,947
5/31/2019	$11,758	$12,768	$11,373
6/30/2019	$12,385	$13,389	$12,048
7/31/2019	$12,120	$13,260	$11,895
8/31/2019	$11,886	$12,914	$11,587
9/30/2019	$12,160	$13,187	$11,919
10/31/2019	$12,595	$13,762	$12,347
11/30/2019	$12,723	$14,057	$12,486
12/31/2019	$13,348	$14,735	$12,892
1/31/2020	$12,820	$14,271	$12,623
2/29/2020	$11,878	$12,859	$11,482
3/31/2020	$9,644	$10,511	$9,949
4/30/2020	$10,692	$11,761	$10,592
5/31/2020	$11,358	$12,573	$11,053
6/30/2020	$11,683	$12,887	$11,430
7/31/2020	$12,325	$13,563	$11,696
8/31/2020	$12,983	$14,495	$12,297
9/30/2020	$12,780	$14,244	$11,978
10/31/2020	$12,447	$13,745	$11,500
11/30/2020	$14,202	$15,799	$13,282
12/31/2020	$15,225	$16,838	$13,900
1/31/2021	$14,998	$16,789	$13,752
2/28/2021	$15,469	$17,257	$14,060
3/31/2021	$15,623	$17,545	$14,383
4/30/2021	$16,484	$18,307	$14,816
5/31/2021	$16,842	$18,766	$15,299
6/30/2021	$16,761	$18,579	$15,127
7/31/2021	$16,988	$18,710	$15,241
8/31/2021	$17,443	$19,175	$15,510
9/30/2021	$16,712	$18,508	$15,060
10/31/2021	$16,915	$18,815	$15,430
11/30/2021	$16,013	$17,634	$14,712
12/31/2021	$16,634	$18,448	$15,465
1/31/2022	$15,675	$17,065	$14,718
2/28/2022	$15,245	$16,896	$14,458
3/31/2022	$15,005	$16,959	$14,551
4/30/2022	$14,053	$15,759	$13,609
5/31/2022	$14,227	$15,752	$13,711
6/30/2022	$12,871	$13,948	$12,439
7/31/2022	$13,607	$14,837	$13,059
8/31/2022	$12,722	$14,164	$12,439
9/30/2022	$11,365	$12,458	$11,275
10/31/2022	$11,969	$13,054	$11,881
11/30/2022	$13,425	$14,398	$13,220
12/31/2022	$13,217	$14,498	$13,230
1/31/2023	$14,366	$15,758	$14,302
2/28/2023	$14,131	$15,409	$14,003
3/31/2023	$14,358	$15,450	$14,350
4/30/2023	$14,517	$15,670	$14,755
5/31/2023	$13,905	$14,984	$14,131
6/30/2023	$14,266	$15,497	$14,774
7/31/2023	$14,954	$16,274	$15,252
8/31/2023	$14,559	$15,675	$14,668
9/30/2023	$13,670	$14,925	$14,167
10/31/2023	$13,082	$14,031	$13,592
11/30/2023	$14,349	$15,459	$14,854
12/31/2023	$15,120	$16,538	$15,643
1/31/2024	$14,899	$16,153	$15,733
2/29/2024	$15,095	$16,203	$16,021
3/31/2024	$15,597	$16,896	$16,548
4/30/2024	$15,010	$16,454	$16,124
5/31/2024	$15,716	$17,268	$16,749
6/30/2024	$15,273	$16,764	$16,479
7/31/2024	$16,107	$17,470	$16,962
8/31/2024	$16,660	$17,738	$17,514
9/30/2024	$16,915	$18,220	$17,675
10/31/2024	$15,758	$17,154	$16,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	20.45%	4.58%	4.65%
S&P Developed Ex US Small Cap Index	22.26%	4.50%	5.54%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 311,414,035
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 2,431,775
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$311,414,035
# of Portfolio Holdings	99
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,431,775

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.26%
Consumer Discretionary	11.36%
Consumer Staples	9.91%
Energy	3.06%
Financials	13.92%
Health Care	3.49%
Industrials	17.81%
Information Technology	11.94%
Materials	8.77%
Real Estate	7.63%
Utilities	2.21%
Repurchase Agreements	3.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155679
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class R4
Trading Symbol	LINSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$137	1.24%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 20.73%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 22.26% of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Tel Aviv Stock Exchange Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Paltac Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to Gerresheimer AG.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,000	$9,980	$10,208
8/31/2015	$9,463	$9,533	$9,457
9/30/2015	$9,291	$9,215	$8,977
10/31/2015	$9,726	$9,731	$9,678
11/30/2015	$9,788	$9,685	$9,528
12/31/2015	$9,751	$9,696	$9,399
1/31/2016	$9,022	$8,985	$8,720
2/29/2016	$8,825	$8,973	$8,560
3/31/2016	$9,632	$9,747	$9,117
4/30/2016	$9,685	$10,039	$9,381
5/31/2016	$9,805	$10,028	$9,296
6/30/2016	$9,225	$9,620	$8,984
7/31/2016	$9,709	$10,187	$9,439
8/31/2016	$9,673	$10,118	$9,446
9/30/2016	$9,900	$10,387	$9,562
10/31/2016	$9,626	$10,054	$9,366
11/30/2016	$9,297	$9,795	$9,179
12/31/2016	$9,425	$10,063	$9,493
1/31/2017	$9,823	$10,410	$9,769
2/28/2017	$9,950	$10,618	$9,908
3/31/2017	$10,360	$10,845	$10,181
4/30/2017	$10,878	$11,213	$10,440
5/31/2017	$11,264	$11,662	$10,823
6/30/2017	$11,325	$11,720	$10,804
7/31/2017	$11,813	$12,113	$11,116
8/31/2017	$12,006	$12,206	$11,112
9/30/2017	$12,283	$12,537	$11,388
10/31/2017	$12,555	$12,705	$11,561
11/30/2017	$12,760	$12,935	$11,682
12/31/2017	$12,998	$13,320	$11,870
1/31/2018	$13,692	$13,966	$12,465
2/28/2018	$12,872	$13,378	$11,903
3/31/2018	$12,784	$13,206	$11,688
4/30/2018	$12,708	$13,390	$11,955
5/31/2018	$12,475	$13,326	$11,686
6/30/2018	$12,236	$13,060	$11,544
7/31/2018	$12,103	$13,143	$11,828
8/31/2018	$11,882	$13,127	$11,599
9/30/2018	$11,794	$13,024	$11,700
10/31/2018	$10,584	$11,727	$10,769
11/30/2018	$10,565	$11,627	$10,755
12/31/2018	$9,911	$10,868	$10,233
1/31/2019	$10,713	$11,751	$10,906
2/28/2019	$10,806	$12,055	$11,184
3/31/2019	$10,863	$11,996	$11,254
4/30/2019	$11,132	$12,349	$11,570
5/31/2019	$10,571	$11,739	$11,015
6/30/2019	$11,132	$12,310	$11,668
7/31/2019	$10,898	$12,191	$11,520
8/31/2019	$10,692	$11,873	$11,222
9/30/2019	$10,934	$12,124	$11,543
10/31/2019	$11,331	$12,653	$11,958
11/30/2019	$11,452	$12,924	$12,093
12/31/2019	$12,013	$13,547	$12,486
1/31/2020	$11,538	$13,121	$12,225
2/29/2020	$10,696	$11,822	$11,120
3/31/2020	$8,689	$9,664	$9,636
4/30/2020	$9,632	$10,813	$10,258
5/31/2020	$10,236	$11,560	$10,705
6/30/2020	$10,524	$11,849	$11,069
7/31/2020	$11,106	$12,470	$11,327
8/31/2020	$11,703	$13,326	$11,910
9/30/2020	$11,524	$13,096	$11,600
10/31/2020	$11,229	$12,637	$11,137
11/30/2020	$12,811	$14,525	$12,864
12/31/2020	$13,739	$15,481	$13,462
1/31/2021	$13,538	$15,436	$13,318
2/28/2021	$13,962	$15,867	$13,617
3/31/2021	$14,106	$16,131	$13,930
4/30/2021	$14,883	$16,832	$14,349
5/31/2021	$15,214	$17,254	$14,817
6/30/2021	$15,142	$17,082	$14,650
7/31/2021	$15,350	$17,202	$14,761
8/31/2021	$15,768	$17,629	$15,021
9/30/2021	$15,106	$17,017	$14,585
10/31/2021	$15,293	$17,299	$14,944
11/30/2021	$14,487	$16,213	$14,248
12/31/2021	$15,048	$16,961	$14,978
1/31/2022	$14,185	$15,689	$14,254
2/28/2022	$13,795	$15,534	$14,002
3/31/2022	$13,581	$15,593	$14,092
4/30/2022	$12,719	$14,489	$13,180
5/31/2022	$12,881	$14,483	$13,279
6/30/2022	$11,658	$12,824	$12,047
7/31/2022	$12,328	$13,641	$12,647
8/31/2022	$11,525	$13,022	$12,047
9/30/2022	$10,302	$11,454	$10,920
10/31/2022	$10,855	$12,002	$11,507
11/30/2022	$12,166	$13,237	$12,803
12/31/2022	$11,987	$13,329	$12,813
1/31/2023	$13,037	$14,488	$13,851
2/28/2023	$12,819	$14,167	$13,562
3/31/2023	$13,029	$14,205	$13,898
4/30/2023	$13,179	$14,407	$14,290
5/31/2023	$12,625	$13,777	$13,686
6/30/2023	$12,954	$14,248	$14,308
7/31/2023	$13,584	$14,962	$14,771
8/31/2023	$13,224	$14,412	$14,205
9/30/2023	$12,422	$13,722	$13,720
10/31/2023	$11,890	$12,900	$13,164
11/30/2023	$13,044	$14,213	$14,386
12/31/2023	$13,753	$15,205	$15,150
1/31/2024	$13,555	$14,851	$15,237
2/29/2024	$13,730	$14,898	$15,516
3/31/2024	$14,187	$15,534	$16,027
4/30/2024	$13,654	$15,128	$15,616
5/31/2024	$14,301	$15,877	$16,221
6/30/2024	$13,897	$15,413	$15,959
7/31/2024	$14,667	$16,062	$16,427
8/31/2024	$15,169	$16,308	$16,962
9/30/2024	$15,405	$16,752	$17,118
10/31/2024	$14,354	$15,771	$16,187

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	20.73%	4.84%	3.95%
S&P Developed Ex US Small Cap Index	22.26%	4.50%	5.00%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.29%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 311,414,035
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 2,431,775
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$311,414,035
# of Portfolio Holdings	99
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,431,775

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.26%
Consumer Discretionary	11.36%
Consumer Staples	9.91%
Energy	3.06%
Financials	13.92%
Health Care	3.49%
Industrials	17.81%
Information Technology	11.94%
Materials	8.77%
Real Estate	7.63%
Utilities	2.21%
Repurchase Agreements	3.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155680
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class R5
Trading Symbol	LINTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 21.03%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 22.26% of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Tel Aviv Stock Exchange Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Paltac Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to Gerresheimer AG.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,006	$9,980	$10,208
8/31/2015	$9,464	$9,533	$9,457
9/30/2015	$9,297	$9,215	$8,977
10/31/2015	$9,732	$9,731	$9,678
11/30/2015	$9,794	$9,685	$9,528
12/31/2015	$9,764	$9,696	$9,399
1/31/2016	$9,035	$8,985	$8,720
2/29/2016	$8,842	$8,973	$8,560
3/31/2016	$9,647	$9,747	$9,117
4/30/2016	$9,700	$10,039	$9,381
5/31/2016	$9,828	$10,028	$9,296
6/30/2016	$9,245	$9,620	$8,984
7/31/2016	$9,735	$10,187	$9,439
8/31/2016	$9,700	$10,118	$9,446
9/30/2016	$9,927	$10,387	$9,562
10/31/2016	$9,659	$10,054	$9,366
11/30/2016	$9,326	$9,795	$9,179
12/31/2016	$9,454	$10,063	$9,493
1/31/2017	$9,861	$10,410	$9,769
2/28/2017	$9,985	$10,618	$9,908
3/31/2017	$10,397	$10,845	$10,181
4/30/2017	$10,927	$11,213	$10,440
5/31/2017	$11,316	$11,662	$10,823
6/30/2017	$11,381	$11,720	$10,804
7/31/2017	$11,870	$12,113	$11,116
8/31/2017	$12,070	$12,206	$11,112
9/30/2017	$12,347	$12,537	$11,388
10/31/2017	$12,624	$12,705	$11,561
11/30/2017	$12,830	$12,935	$11,682
12/31/2017	$13,079	$13,320	$11,870
1/31/2018	$13,776	$13,966	$12,465
2/28/2018	$12,950	$13,378	$11,903
3/31/2018	$12,864	$13,206	$11,688
4/30/2018	$12,796	$13,390	$11,955
5/31/2018	$12,562	$13,326	$11,686
6/30/2018	$12,328	$13,060	$11,544
7/31/2018	$12,192	$13,143	$11,828
8/31/2018	$11,977	$13,127	$11,599
9/30/2018	$11,890	$13,024	$11,700
10/31/2018	$10,671	$11,727	$10,769
11/30/2018	$10,652	$11,627	$10,755
12/31/2018	$10,002	$10,868	$10,233
1/31/2019	$10,807	$11,751	$10,906
2/28/2019	$10,904	$12,055	$11,184
3/31/2019	$10,959	$11,996	$11,254
4/30/2019	$11,230	$12,349	$11,570
5/31/2019	$10,668	$11,739	$11,015
6/30/2019	$11,243	$12,310	$11,668
7/31/2019	$11,008	$12,191	$11,520
8/31/2019	$10,800	$11,873	$11,222
9/30/2019	$11,049	$12,124	$11,543
10/31/2019	$11,445	$12,653	$11,958
11/30/2019	$11,576	$12,924	$12,093
12/31/2019	$12,147	$13,547	$12,486
1/31/2020	$11,669	$13,121	$12,225
2/29/2020	$10,817	$11,822	$11,120
3/31/2020	$8,790	$9,664	$9,636
4/30/2020	$9,747	$10,813	$10,258
5/31/2020	$10,353	$11,560	$10,705
6/30/2020	$10,655	$11,849	$11,069
7/31/2020	$11,246	$12,470	$11,327
8/31/2020	$11,852	$13,326	$11,910
9/30/2020	$11,669	$13,096	$11,600
10/31/2020	$11,380	$12,637	$11,137
11/30/2020	$12,978	$14,525	$12,864
12/31/2020	$13,921	$15,481	$13,462
1/31/2021	$13,724	$15,436	$13,318
2/28/2021	$14,160	$15,867	$13,617
3/31/2021	$14,308	$16,131	$13,930
4/30/2021	$15,096	$16,832	$14,349
5/31/2021	$15,434	$17,254	$14,817
6/30/2021	$15,363	$17,082	$14,650
7/31/2021	$15,582	$17,202	$14,761
8/31/2021	$16,004	$17,629	$15,021
9/30/2021	$15,335	$17,017	$14,585
10/31/2021	$15,532	$17,299	$14,944
11/30/2021	$14,716	$16,213	$14,248
12/31/2021	$15,285	$16,961	$14,978
1/31/2022	$14,411	$15,689	$14,254
2/28/2022	$14,021	$15,534	$14,002
3/31/2022	$13,805	$15,593	$14,092
4/30/2022	$12,938	$14,489	$13,180
5/31/2022	$13,104	$14,483	$13,279
6/30/2022	$11,855	$12,824	$12,047
7/31/2022	$12,541	$13,641	$12,647
8/31/2022	$11,732	$13,022	$12,047
9/30/2022	$10,483	$11,454	$10,920
10/31/2022	$11,047	$12,002	$11,507
11/30/2022	$12,389	$13,237	$12,803
12/31/2022	$12,208	$13,329	$12,813
1/31/2023	$13,275	$14,488	$13,851
2/28/2023	$13,062	$14,167	$13,562
3/31/2023	$13,282	$14,205	$13,898
4/30/2023	$13,437	$14,407	$14,290
5/31/2023	$12,870	$13,777	$13,686
6/30/2023	$13,209	$14,248	$14,308
7/31/2023	$13,856	$14,962	$14,771
8/31/2023	$13,496	$14,412	$14,205
9/30/2023	$12,672	$13,722	$13,720
10/31/2023	$12,135	$12,900	$13,164
11/30/2023	$13,312	$14,213	$14,386
12/31/2023	$14,043	$15,205	$15,150
1/31/2024	$13,841	$14,851	$15,237
2/29/2024	$14,020	$14,898	$15,516
3/31/2024	$14,499	$15,534	$16,027
4/30/2024	$13,953	$15,128	$15,616
5/31/2024	$14,619	$15,877	$16,221
6/30/2024	$14,208	$15,413	$15,959
7/31/2024	$15,001	$16,062	$16,427
8/31/2024	$15,518	$16,308	$16,962
9/30/2024	$15,765	$16,752	$17,118
10/31/2024	$14,687	$15,771	$16,187

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	21.03%	5.11%	4.20%
S&P Developed Ex US Small Cap Index	22.26%	4.50%	5.00%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.29%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 311,414,035
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 2,431,775
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$311,414,035
# of Portfolio Holdings	99
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,431,775

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.26%
Consumer Discretionary	11.36%
Consumer Staples	9.91%
Energy	3.06%
Financials	13.92%
Health Care	3.49%
Industrials	17.81%
Information Technology	11.94%
Materials	8.77%
Real Estate	7.63%
Utilities	2.21%
Repurchase Agreements	3.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155681
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Opportunities Fund
Class Name	Class R6
Trading Symbol	LINVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$101	0.91%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 21.13%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 22.26% of a securities market index with investment characteristics similar to those of the Fund, the S&P Developed Ex US Small Cap Index. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Financials sector contributed to relative performance, led by an overweight allocation to Tel Aviv Stock Exchange Ltd. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation.

Top detractors from performance: Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Paltac Corporation. Security selection within the Health Care sector also detracted from relative performance, led by an overweight allocation to Gerresheimer AG.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	S&P Developed Ex US Small Cap Index	MSCI EAFE Net Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,006	$9,980	$10,208
8/31/2015	$9,470	$9,533	$9,457
9/30/2015	$9,297	$9,215	$8,977
10/31/2015	$9,738	$9,731	$9,678
11/30/2015	$9,805	$9,685	$9,528
12/31/2015	$9,777	$9,696	$9,399
1/31/2016	$9,042	$8,985	$8,720
2/29/2016	$8,849	$8,973	$8,560
3/31/2016	$9,660	$9,747	$9,117
4/30/2016	$9,712	$10,039	$9,381
5/31/2016	$9,841	$10,028	$9,296
6/30/2016	$9,263	$9,620	$8,984
7/31/2016	$9,747	$10,187	$9,439
8/31/2016	$9,718	$10,118	$9,446
9/30/2016	$9,952	$10,387	$9,562
10/31/2016	$9,683	$10,054	$9,366
11/30/2016	$9,351	$9,795	$9,179
12/31/2016	$9,482	$10,063	$9,493
1/31/2017	$9,889	$10,410	$9,769
2/28/2017	$10,019	$10,618	$9,908
3/31/2017	$10,431	$10,845	$10,181
4/30/2017	$10,962	$11,213	$10,440
5/31/2017	$11,351	$11,662	$10,823
6/30/2017	$11,415	$11,720	$10,804
7/31/2017	$11,910	$12,113	$11,116
8/31/2017	$12,111	$12,206	$11,112
9/30/2017	$12,394	$12,537	$11,388
10/31/2017	$12,671	$12,705	$11,561
11/30/2017	$12,877	$12,935	$11,682
12/31/2017	$13,122	$13,320	$11,870
1/31/2018	$13,825	$13,966	$12,465
2/28/2018	$12,999	$13,378	$11,903
3/31/2018	$12,912	$13,206	$11,688
4/30/2018	$12,845	$13,390	$11,955
5/31/2018	$12,610	$13,326	$11,686
6/30/2018	$12,370	$13,060	$11,544
7/31/2018	$12,241	$13,143	$11,828
8/31/2018	$12,025	$13,127	$11,599
9/30/2018	$11,939	$13,024	$11,700
10/31/2018	$10,718	$11,727	$10,769
11/30/2018	$10,694	$11,627	$10,755
12/31/2018	$10,044	$10,868	$10,233
1/31/2019	$10,849	$11,751	$10,906
2/28/2019	$10,953	$12,055	$11,184
3/31/2019	$11,016	$11,996	$11,254
4/30/2019	$11,286	$12,349	$11,570
5/31/2019	$10,724	$11,739	$11,015
6/30/2019	$11,300	$12,310	$11,668
7/31/2019	$11,064	$12,191	$11,520
8/31/2019	$10,856	$11,873	$11,222
9/30/2019	$11,106	$12,124	$11,543
10/31/2019	$11,508	$12,653	$11,958
11/30/2019	$11,640	$12,924	$12,093
12/31/2019	$12,213	$13,547	$12,486
1/31/2020	$11,734	$13,121	$12,225
2/29/2020	$10,876	$11,822	$11,120
3/31/2020	$8,834	$9,664	$9,636
4/30/2020	$9,799	$10,813	$10,258
5/31/2020	$10,418	$11,560	$10,705
6/30/2020	$10,714	$11,849	$11,069
7/31/2020	$11,312	$12,470	$11,327
8/31/2020	$11,924	$13,326	$11,910
9/30/2020	$11,741	$13,096	$11,600
10/31/2020	$11,446	$12,637	$11,137
11/30/2020	$13,058	$14,525	$12,864
12/31/2020	$14,008	$15,481	$13,462
1/31/2021	$13,804	$15,436	$13,318
2/28/2021	$14,247	$15,867	$13,617
3/31/2021	$14,395	$16,131	$13,930
4/30/2021	$15,198	$16,832	$14,349
5/31/2021	$15,535	$17,254	$14,817
6/30/2021	$15,465	$17,082	$14,650
7/31/2021	$15,683	$17,202	$14,761
8/31/2021	$16,113	$17,629	$15,021
9/30/2021	$15,444	$17,017	$14,585
10/31/2021	$15,641	$17,299	$14,944
11/30/2021	$14,817	$16,213	$14,248
12/31/2021	$15,393	$16,961	$14,978
1/31/2022	$14,519	$15,689	$14,254
2/28/2022	$14,122	$15,534	$14,002
3/31/2022	$13,905	$15,593	$14,092
4/30/2022	$13,031	$14,489	$13,180
5/31/2022	$13,197	$14,483	$13,279
6/30/2022	$11,948	$12,824	$12,047
7/31/2022	$12,634	$13,641	$12,647
8/31/2022	$11,818	$13,022	$12,047
9/30/2022	$10,568	$11,454	$10,920
10/31/2022	$11,131	$12,002	$11,507
11/30/2022	$12,489	$13,237	$12,803
12/31/2022	$12,304	$13,329	$12,813
1/31/2023	$13,387	$14,488	$13,851
2/28/2023	$13,166	$14,167	$13,562
3/31/2023	$13,387	$14,205	$13,898
4/30/2023	$13,541	$14,407	$14,290
5/31/2023	$12,974	$13,777	$13,686
6/30/2023	$13,320	$14,248	$14,308
7/31/2023	$13,968	$14,962	$14,771
8/31/2023	$13,608	$14,412	$14,205
9/30/2023	$12,783	$13,722	$13,720
10/31/2023	$12,238	$12,900	$13,164
11/30/2023	$13,431	$14,213	$14,386
12/31/2023	$14,157	$15,205	$15,150
1/31/2024	$13,963	$14,851	$15,237
2/29/2024	$14,142	$14,898	$15,516
3/31/2024	$14,622	$15,534	$16,027
4/30/2024	$14,075	$15,128	$15,616
5/31/2024	$14,749	$15,877	$16,221
6/30/2024	$14,337	$15,413	$15,959
7/31/2024	$15,131	$16,062	$16,427
8/31/2024	$15,656	$16,308	$16,962
9/30/2024	$15,903	$16,752	$17,118
10/31/2024	$14,824	$15,771	$16,187

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	21.13%	5.19%	4.31%
S&P Developed Ex US Small Cap Index	22.26%	4.50%	5.00%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.29%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 311,414,035
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 2,431,775
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$311,414,035
# of Portfolio Holdings	99
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$2,431,775

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	6.26%
Consumer Discretionary	11.36%
Consumer Staples	9.91%
Energy	3.06%
Financials	13.92%
Health Care	3.49%
Industrials	17.81%
Information Technology	11.94%
Materials	8.77%
Real Estate	7.63%
Utilities	2.21%
Repurchase Agreements	3.64%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000065058
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class A
Trading Symbol	LIDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	0.97%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 22.53%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 22.75% of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to Pembina Pipeline Corporation.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Man Group PLC. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to SUMCO Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2014	$9,429	$10,000	$10,000	$10,000
11/30/2014	$9,515	$10,057	$10,058	$10,136
12/31/2014	$9,103	$9,711	$9,715	$9,785
1/31/2015	$8,989	$9,684	$9,689	$9,833
2/28/2015	$9,391	$10,291	$10,297	$10,421
3/31/2015	$9,107	$10,089	$10,103	$10,262
4/30/2015	$9,640	$10,535	$10,559	$10,681
5/31/2015	$9,385	$10,433	$10,472	$10,627
6/30/2015	$9,102	$10,110	$10,152	$10,325
7/31/2015	$8,843	$10,286	$10,329	$10,540
8/31/2015	$8,115	$9,513	$9,554	$9,765
9/30/2015	$7,874	$8,920	$8,963	$9,269
10/31/2015	$8,322	$9,577	$9,624	$9,993
11/30/2015	$8,204	$9,339	$9,386	$9,838
12/31/2015	$8,033	$9,159	$9,207	$9,705
1/31/2016	$7,689	$8,414	$8,460	$9,003
2/29/2016	$7,488	$8,251	$8,299	$8,838
3/31/2016	$8,059	$8,796	$8,854	$9,414
4/30/2016	$8,191	$9,143	$9,215	$9,686
5/31/2016	$8,047	$8,997	$9,083	$9,598
6/30/2016	$8,013	$8,551	$8,638	$9,276
7/31/2016	$8,244	$9,000	$9,093	$9,746
8/31/2016	$8,280	$9,146	$9,241	$9,753
9/30/2016	$8,404	$9,234	$9,337	$9,873
10/31/2016	$8,196	$9,255	$9,359	$9,671
11/30/2016	$8,062	$9,198	$9,303	$9,478
12/31/2016	$8,236	$9,619	$9,730	$9,802
1/31/2017	$8,409	$9,856	$9,971	$10,087
2/28/2017	$8,495	$9,924	$10,041	$10,231
3/31/2017	$8,720	$10,201	$10,335	$10,513
4/30/2017	$8,832	$10,415	$10,559	$10,780
5/31/2017	$9,105	$10,656	$10,822	$11,176
6/30/2017	$9,122	$10,689	$10,859	$11,156
7/31/2017	$9,473	$11,046	$11,223	$11,478
8/31/2017	$9,524	$10,977	$11,155	$11,473
9/30/2017	$9,632	$11,316	$11,505	$11,759
10/31/2017	$9,645	$11,403	$11,595	$11,937
11/30/2017	$9,759	$11,506	$11,700	$12,063
12/31/2017	$9,986	$11,682	$11,882	$12,256
1/31/2018	$10,544	$12,313	$12,525	$12,871
2/28/2018	$9,960	$11,728	$11,933	$12,290
3/31/2018	$9,883	$11,445	$11,660	$12,069
4/30/2018	$9,934	$11,798	$12,032	$12,344
5/31/2018	$9,641	$11,286	$11,530	$12,067
6/30/2018	$9,404	$11,143	$11,388	$11,919
7/31/2018	$9,662	$11,463	$11,716	$12,213
8/31/2018	$9,352	$11,046	$11,292	$11,977
9/30/2018	$9,489	$11,275	$11,532	$12,081
10/31/2018	$8,772	$10,526	$10,767	$11,119
11/30/2018	$8,772	$10,467	$10,709	$11,105
12/31/2018	$8,393	$9,956	$10,189	$10,566
1/31/2019	$8,929	$10,622	$10,872	$11,260
2/28/2019	$9,034	$10,799	$11,054	$11,548
3/31/2019	$9,003	$10,744	$11,011	$11,620
4/30/2019	$9,240	$10,994	$11,277	$11,947
5/31/2019	$8,661	$10,358	$10,647	$11,373
6/30/2019	$9,199	$10,909	$11,219	$12,048
7/31/2019	$8,998	$10,664	$10,968	$11,895
8/31/2019	$8,797	$10,226	$10,520	$11,587
9/30/2019	$9,083	$10,720	$11,035	$11,919
10/31/2019	$9,378	$11,106	$11,434	$12,347
11/30/2019	$9,459	$11,150	$11,482	$12,486
12/31/2019	$9,866	$11,557	$11,904	$12,892
1/31/2020	$9,515	$11,139	$11,475	$12,623
2/29/2020	$8,746	$10,085	$10,391	$11,482
3/31/2020	$7,100	$8,298	$8,561	$9,949
4/30/2020	$7,600	$8,743	$9,026	$10,592
5/31/2020	$7,857	$9,009	$9,309	$11,053
6/30/2020	$8,228	$9,330	$9,646	$11,430
7/31/2020	$8,392	$9,348	$9,667	$11,696
8/31/2020	$8,828	$9,895	$10,235	$12,297
9/30/2020	$8,551	$9,441	$9,772	$11,978
10/31/2020	$8,264	$9,061	$9,379	$11,500
11/30/2020	$9,703	$10,776	$11,157	$13,282
12/31/2020	$10,248	$11,254	$11,653	$13,900
1/31/2021	$9,999	$11,166	$11,564	$13,752
2/28/2021	$10,594	$11,698	$12,118	$14,060
3/31/2021	$10,985	$12,092	$12,539	$14,383
4/30/2021	$11,234	$12,322	$12,789	$14,816
5/31/2021	$11,636	$12,749	$13,248	$15,299
6/30/2021	$11,248	$12,455	$12,947	$15,127
7/31/2021	$11,206	$12,425	$12,918	$15,241
8/31/2021	$11,332	$12,566	$13,066	$15,510
9/30/2021	$10,950	$12,335	$12,843	$15,060
10/31/2021	$11,275	$12,532	$13,053	$15,430
11/30/2021	$10,654	$11,778	$12,270	$14,712
12/31/2021	$11,244	$12,479	$13,003	$15,465
1/31/2022	$11,401	$12,609	$13,140	$14,718
2/28/2022	$11,115	$12,438	$12,964	$14,458
3/31/2022	$11,050	$12,521	$13,069	$14,551
4/30/2022	$10,491	$11,888	$12,420	$13,609
5/31/2022	$10,778	$12,180	$12,752	$13,711
6/30/2022	$9,808	$10,967	$11,486	$12,439
7/31/2022	$10,013	$11,196	$11,727	$13,059
8/31/2022	$9,412	$10,818	$11,333	$12,439
9/30/2022	$8,478	$9,848	$10,323	$11,275
10/31/2022	$9,069	$10,483	$10,990	$11,881
11/30/2022	$10,162	$11,636	$12,200	$13,220
12/31/2022	$10,017	$11,783	$12,360	$13,230
1/31/2023	$10,878	$12,692	$13,316	$14,302
2/28/2023	$10,685	$12,514	$13,132	$14,003
3/31/2023	$10,739	$12,482	$13,118	$14,350
4/30/2023	$11,068	$12,884	$13,556	$14,755
5/31/2023	$10,441	$12,190	$12,854	$14,131
6/30/2023	$10,994	$12,876	$13,582	$14,774
7/31/2023	$11,432	$13,461	$14,202	$15,252
8/31/2023	$11,039	$13,062	$13,783	$14,668
9/30/2023	$10,803	$12,951	$13,674	$14,167
10/31/2023	$10,347	$12,382	$13,074	$13,592
11/30/2023	$11,152	$13,363	$14,114	$14,854
12/31/2023	$11,553	$14,016	$14,806	$15,643
1/31/2024	$11,492	$14,006	$14,798	$15,733
2/29/2024	$11,737	$14,032	$14,828	$16,021
3/31/2024	$12,260	$14,644	$15,502	$16,548
4/30/2024	$12,122	$14,494	$15,362	$16,124
5/31/2024	$12,784	$15,065	$15,997	$16,749
6/30/2024	$12,385	$14,645	$15,558	$16,479
7/31/2024	$12,980	$15,332	$16,290	$16,962
8/31/2024	$13,247	$15,724	$16,709	$17,514
9/30/2024	$13,293	$15,948	$16,955	$17,675
10/31/2024	$12,678	$15,199	$16,162	$16,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	22.53%	6.22%	3.01%
Class A with sales charge	15.41%	4.95%	2.40%
MSCI EAFE Value Index with Net Dividends	22.75%	6.47%	4.28%
MSCI EAFE Value Index with the Gross Dividends	23.62%	7.17%	4.92%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 406,478,555
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 2,052,191
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$406,478,555
# of Portfolio Holdings	72
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,052,191

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.85%
Consumer Discretionary	4.76%
Consumer Staples	8.71%
Energy	7.10%
Financials	27.63%
Health Care	10.35%
Industrials	12.96%
Information Technology	3.44%
Materials	8.10%
Real Estate	3.11%
Utilities	6.92%
Repurchase Agreements	2.93%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000065060
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class C
Trading Symbol	LIDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.72%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 21.74%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 22.75% of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to Pembina Pipeline Corporation.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Man Group PLC. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to SUMCO Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,081	$10,057	$10,058	$10,136
12/31/2014	$9,637	$9,711	$9,715	$9,785
1/31/2015	$9,514	$9,684	$9,689	$9,833
2/28/2015	$9,944	$10,291	$10,297	$10,421
3/31/2015	$9,624	$10,089	$10,103	$10,262
4/30/2015	$10,193	$10,535	$10,559	$10,681
5/31/2015	$9,921	$10,433	$10,472	$10,627
6/30/2015	$9,599	$10,110	$10,152	$10,325
7/31/2015	$9,324	$10,286	$10,329	$10,540
8/31/2015	$8,549	$9,513	$9,554	$9,765
9/30/2015	$8,288	$8,920	$8,963	$9,269
10/31/2015	$8,751	$9,577	$9,624	$9,993
11/30/2015	$8,639	$9,339	$9,386	$9,838
12/31/2015	$8,440	$9,159	$9,207	$9,705
1/31/2016	$8,088	$8,414	$8,460	$9,003
2/29/2016	$7,861	$8,251	$8,299	$8,838
3/31/2016	$8,452	$8,796	$8,854	$9,414
4/30/2016	$8,591	$9,143	$9,215	$9,686
5/31/2016	$8,439	$8,997	$9,083	$9,598
6/30/2016	$8,398	$8,551	$8,638	$9,276
7/31/2016	$8,630	$9,000	$9,093	$9,746
8/31/2016	$8,655	$9,146	$9,241	$9,753
9/30/2016	$8,781	$9,234	$9,337	$9,873
10/31/2016	$8,575	$9,255	$9,359	$9,671
11/30/2016	$8,421	$9,198	$9,303	$9,478
12/31/2016	$8,588	$9,619	$9,730	$9,802
1/31/2017	$8,769	$9,856	$9,971	$10,087
2/28/2017	$8,847	$9,924	$10,041	$10,231
3/31/2017	$9,079	$10,201	$10,335	$10,513
4/30/2017	$9,196	$10,415	$10,559	$10,780
5/31/2017	$9,470	$10,656	$10,822	$11,176
6/30/2017	$9,482	$10,689	$10,859	$11,156
7/31/2017	$9,838	$11,046	$11,223	$11,478
8/31/2017	$9,891	$10,977	$11,155	$11,473
9/30/2017	$9,999	$11,316	$11,505	$11,759
10/31/2017	$9,999	$11,403	$11,595	$11,937
11/30/2017	$10,104	$11,506	$11,700	$12,063
12/31/2017	$10,349	$11,682	$11,882	$12,256
1/31/2018	$10,919	$12,313	$12,525	$12,871
2/28/2018	$10,309	$11,728	$11,933	$12,290
3/31/2018	$10,209	$11,445	$11,660	$12,069
4/30/2018	$10,275	$11,798	$12,032	$12,344
5/31/2018	$9,956	$11,286	$11,530	$12,067
6/30/2018	$9,702	$11,143	$11,388	$11,919
7/31/2018	$9,971	$11,463	$11,716	$12,213
8/31/2018	$9,648	$11,046	$11,292	$11,977
9/30/2018	$9,772	$11,275	$11,532	$12,081
10/31/2018	$9,028	$10,526	$10,767	$11,119
11/30/2018	$9,014	$10,467	$10,709	$11,105
12/31/2018	$8,629	$9,956	$10,189	$10,566
1/31/2019	$9,171	$10,622	$10,872	$11,260
2/28/2019	$9,266	$10,799	$11,054	$11,548
3/31/2019	$9,243	$10,744	$11,011	$11,620
4/30/2019	$9,475	$10,994	$11,277	$11,947
5/31/2019	$8,876	$10,358	$10,647	$11,373
6/30/2019	$9,427	$10,909	$11,219	$12,048
7/31/2019	$9,206	$10,664	$10,968	$11,895
8/31/2019	$8,999	$10,226	$10,520	$11,587
9/30/2019	$9,275	$10,720	$11,035	$11,919
10/31/2019	$9,580	$11,106	$11,434	$12,347
11/30/2019	$9,663	$11,150	$11,482	$12,486
12/31/2019	$10,063	$11,557	$11,904	$12,892
1/31/2020	$9,702	$11,139	$11,475	$12,623
2/29/2020	$8,911	$10,085	$10,391	$11,482
3/31/2020	$7,231	$8,298	$8,561	$9,949
4/30/2020	$7,731	$8,743	$9,026	$10,592
5/31/2020	$7,995	$9,009	$9,309	$11,053
6/30/2020	$8,374	$9,330	$9,646	$11,430
7/31/2020	$8,527	$9,348	$9,667	$11,696
8/31/2020	$8,960	$9,895	$10,235	$12,297
9/30/2020	$8,669	$9,441	$9,772	$11,978
10/31/2020	$8,375	$9,061	$9,379	$11,500
11/30/2020	$9,832	$10,776	$11,157	$13,282
12/31/2020	$10,370	$11,254	$11,653	$13,900
1/31/2021	$10,116	$11,166	$11,564	$13,752
2/28/2021	$10,709	$11,698	$12,118	$14,060
3/31/2021	$11,104	$12,092	$12,539	$14,383
4/30/2021	$11,344	$12,322	$12,789	$14,816
5/31/2021	$11,739	$12,749	$13,248	$15,299
6/30/2021	$11,348	$12,455	$12,947	$15,127
7/31/2021	$11,306	$12,425	$12,918	$15,241
8/31/2021	$11,420	$12,566	$13,066	$15,510
9/30/2021	$11,023	$12,335	$12,843	$15,060
10/31/2021	$11,337	$12,532	$13,053	$15,430
11/30/2021	$10,708	$11,778	$12,270	$14,712
12/31/2021	$11,298	$12,479	$13,003	$15,465
1/31/2022	$11,457	$12,609	$13,140	$14,718
2/28/2022	$11,153	$12,438	$12,964	$14,458
3/31/2022	$11,093	$12,521	$13,069	$14,551
4/30/2022	$10,513	$11,888	$12,420	$13,609
5/31/2022	$10,803	$12,180	$12,752	$13,711
6/30/2022	$9,816	$10,967	$11,486	$12,439
7/31/2022	$10,022	$11,196	$11,727	$13,059
8/31/2022	$9,402	$10,818	$11,333	$12,439
9/30/2022	$8,469	$9,848	$10,323	$11,275
10/31/2022	$9,049	$10,483	$10,990	$11,881
11/30/2022	$10,133	$11,636	$12,200	$13,220
12/31/2022	$9,997	$11,783	$12,360	$13,230
1/31/2023	$10,846	$12,692	$13,316	$14,302
2/28/2023	$10,638	$12,514	$13,132	$14,003
3/31/2023	$10,698	$12,482	$13,118	$14,350
4/30/2023	$11,012	$12,884	$13,556	$14,755
5/31/2023	$10,369	$12,190	$12,854	$14,131
6/30/2023	$10,929	$12,876	$13,582	$14,774
7/31/2023	$11,352	$13,461	$14,202	$15,252
8/31/2023	$10,959	$13,062	$13,783	$14,668
9/30/2023	$10,700	$12,951	$13,674	$14,167
10/31/2023	$10,245	$12,382	$13,074	$13,592
11/30/2023	$11,048	$13,363	$14,114	$14,854
12/31/2023	$11,442	$14,016	$14,806	$15,643
1/31/2024	$11,366	$14,006	$14,798	$15,733
2/29/2024	$11,594	$14,032	$14,828	$16,021
3/31/2024	$12,107	$14,644	$15,502	$16,548
4/30/2024	$11,970	$14,494	$15,362	$16,124
5/31/2024	$12,612	$15,065	$15,997	$16,749
6/30/2024	$12,220	$14,645	$15,558	$16,479
7/31/2024	$12,796	$15,332	$16,290	$16,962
8/31/2024	$13,044	$15,724	$16,709	$17,514
9/30/2024	$13,096	$15,948	$16,955	$17,675
10/31/2024	$12,472	$15,199	$16,162	$16,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	21.74%	5.42%	2.23%
Class C with sales charge	20.74%	5.42%	2.23%
MSCI EAFE Value Index with Net Dividends	22.75%	6.47%	4.28%
MSCI EAFE Value Index with the Gross Dividends	23.62%	7.17%	4.92%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 406,478,555
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 2,052,191
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$406,478,555
# of Portfolio Holdings	72
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,052,191

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.85%
Consumer Discretionary	4.76%
Consumer Staples	8.71%
Energy	7.10%
Financials	27.63%
Health Care	10.35%
Industrials	12.96%
Information Technology	3.44%
Materials	8.10%
Real Estate	3.11%
Utilities	6.92%
Repurchase Agreements	2.93%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000065061
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class F
Trading Symbol	LIDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$91	0.82%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 22.65%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 22.75% of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to Pembina Pipeline Corporation.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Man Group PLC. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to SUMCO Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,091	$10,057	$10,058	$10,136
12/31/2014	$9,650	$9,711	$9,715	$9,785
1/31/2015	$9,540	$9,684	$9,689	$9,833
2/28/2015	$9,966	$10,291	$10,297	$10,421
3/31/2015	$9,659	$10,089	$10,103	$10,262
4/30/2015	$10,236	$10,535	$10,559	$10,681
5/31/2015	$9,966	$10,433	$10,472	$10,627
6/30/2015	$9,657	$10,110	$10,152	$10,325
7/31/2015	$9,383	$10,286	$10,329	$10,540
8/31/2015	$8,612	$9,513	$9,554	$9,765
9/30/2015	$8,359	$8,920	$8,963	$9,269
10/31/2015	$8,835	$9,577	$9,624	$9,993
11/30/2015	$8,722	$9,339	$9,386	$9,838
12/31/2015	$8,532	$9,159	$9,207	$9,705
1/31/2016	$8,180	$8,414	$8,460	$9,003
2/29/2016	$7,954	$8,251	$8,299	$8,838
3/31/2016	$8,563	$8,796	$8,854	$9,414
4/30/2016	$8,703	$9,143	$9,215	$9,686
5/31/2016	$8,550	$8,997	$9,083	$9,598
6/30/2016	$8,530	$8,551	$8,638	$9,276
7/31/2016	$8,775	$9,000	$9,093	$9,746
8/31/2016	$8,801	$9,146	$9,241	$9,753
9/30/2016	$8,935	$9,234	$9,337	$9,873
10/31/2016	$8,727	$9,255	$9,359	$9,671
11/30/2016	$8,572	$9,198	$9,303	$9,478
12/31/2016	$8,761	$9,619	$9,730	$9,802
1/31/2017	$8,957	$9,856	$9,971	$10,087
2/28/2017	$9,036	$9,924	$10,041	$10,231
3/31/2017	$9,279	$10,201	$10,335	$10,513
4/30/2017	$9,410	$10,415	$10,559	$10,780
5/31/2017	$9,701	$10,656	$10,822	$11,176
6/30/2017	$9,722	$10,689	$10,859	$11,156
7/31/2017	$10,096	$11,046	$11,223	$11,478
8/31/2017	$10,149	$10,977	$11,155	$11,473
9/30/2017	$10,268	$11,316	$11,505	$11,759
10/31/2017	$10,295	$11,403	$11,595	$11,937
11/30/2017	$10,403	$11,506	$11,700	$12,063
12/31/2017	$10,661	$11,682	$11,882	$12,256
1/31/2018	$11,255	$12,313	$12,525	$12,871
2/28/2018	$10,634	$11,728	$11,933	$12,290
3/31/2018	$10,543	$11,445	$11,660	$12,069
4/30/2018	$10,611	$11,798	$12,032	$12,344
5/31/2018	$10,299	$11,286	$11,530	$12,067
6/30/2018	$10,037	$11,143	$11,388	$11,919
7/31/2018	$10,326	$11,463	$11,716	$12,213
8/31/2018	$9,996	$11,046	$11,292	$11,977
9/30/2018	$10,131	$11,275	$11,532	$12,081
10/31/2018	$9,382	$10,526	$10,767	$11,119
11/30/2018	$9,382	$10,467	$10,709	$11,105
12/31/2018	$8,982	$9,956	$10,189	$10,566
1/31/2019	$9,553	$10,622	$10,872	$11,260
2/28/2019	$9,664	$10,799	$11,054	$11,548
3/31/2019	$9,635	$10,744	$11,011	$11,620
4/30/2019	$9,888	$10,994	$11,277	$11,947
5/31/2019	$9,271	$10,358	$10,647	$11,373
6/30/2019	$9,847	$10,909	$11,219	$12,048
7/31/2019	$9,633	$10,664	$10,968	$11,895
8/31/2019	$9,419	$10,226	$10,520	$11,587
9/30/2019	$9,727	$10,720	$11,035	$11,919
10/31/2019	$10,042	$11,106	$11,434	$12,347
11/30/2019	$10,142	$11,150	$11,482	$12,486
12/31/2019	$10,566	$11,557	$11,904	$12,892
1/31/2020	$10,206	$11,139	$11,475	$12,623
2/29/2020	$9,371	$10,085	$10,391	$11,482
3/31/2020	$7,605	$8,298	$8,561	$9,949
4/30/2020	$8,139	$8,743	$9,026	$10,592
5/31/2020	$8,427	$9,009	$9,309	$11,053
6/30/2020	$8,827	$9,330	$9,646	$11,430
7/31/2020	$9,001	$9,348	$9,667	$11,696
8/31/2020	$9,467	$9,895	$10,235	$12,297
9/30/2020	$9,175	$9,441	$9,772	$11,978
10/31/2020	$8,868	$9,061	$9,379	$11,500
11/30/2020	$10,419	$10,776	$11,157	$13,282
12/31/2020	$11,005	$11,254	$11,653	$13,900
1/31/2021	$10,739	$11,166	$11,564	$13,752
2/28/2021	$11,375	$11,698	$12,118	$14,060
3/31/2021	$11,797	$12,092	$12,539	$14,383
4/30/2021	$12,063	$12,322	$12,789	$14,816
5/31/2021	$12,507	$12,749	$13,248	$15,299
6/30/2021	$12,097	$12,455	$12,947	$15,127
7/31/2021	$12,052	$12,425	$12,918	$15,241
8/31/2021	$12,187	$12,566	$13,066	$15,510
9/30/2021	$11,768	$12,335	$12,843	$15,060
10/31/2021	$12,130	$12,532	$13,053	$15,430
11/30/2021	$11,452	$11,778	$12,270	$14,712
12/31/2021	$12,086	$12,479	$13,003	$15,465
1/31/2022	$12,269	$12,609	$13,140	$14,718
2/28/2022	$11,949	$12,438	$12,964	$14,458
3/31/2022	$11,899	$12,521	$13,069	$14,551
4/30/2022	$11,284	$11,888	$12,420	$13,609
5/31/2022	$11,607	$12,180	$12,752	$13,711
6/30/2022	$10,557	$10,967	$11,486	$12,439
7/31/2022	$10,777	$11,196	$11,727	$13,059
8/31/2022	$10,134	$10,818	$11,333	$12,439
9/30/2022	$9,138	$9,848	$10,323	$11,275
10/31/2022	$9,771	$10,483	$10,990	$11,881
11/30/2022	$10,941	$11,636	$12,200	$13,220
12/31/2022	$10,805	$11,783	$12,360	$13,230
1/31/2023	$11,726	$12,692	$13,316	$14,302
2/28/2023	$11,520	$12,514	$13,132	$14,003
3/31/2023	$11,581	$12,482	$13,118	$14,350
4/30/2023	$11,933	$12,884	$13,556	$14,755
5/31/2023	$11,262	$12,190	$12,854	$14,131
6/30/2023	$11,874	$12,876	$13,582	$14,774
7/31/2023	$12,328	$13,461	$14,202	$15,252
8/31/2023	$11,923	$13,062	$13,783	$14,668
9/30/2023	$11,658	$12,951	$13,674	$14,167
10/31/2023	$11,170	$12,382	$13,074	$13,592
11/30/2023	$12,032	$13,363	$14,114	$14,854
12/31/2023	$12,482	$14,016	$14,806	$15,643
1/31/2024	$12,400	$14,006	$14,798	$15,733
2/29/2024	$12,662	$14,032	$14,828	$16,021
3/31/2024	$13,243	$14,644	$15,502	$16,548
4/30/2024	$13,095	$14,494	$15,362	$16,124
5/31/2024	$13,804	$15,065	$15,997	$16,749
6/30/2024	$13,382	$14,645	$15,558	$16,479
7/31/2024	$14,036	$15,332	$16,290	$16,962
8/31/2024	$14,322	$15,724	$16,709	$17,514
9/30/2024	$14,376	$15,948	$16,955	$17,675
10/31/2024	$13,701	$15,199	$16,162	$16,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	22.65%	6.41%	3.20%
MSCI EAFE Value Index with Net Dividends	22.75%	6.47%	4.28%
MSCI EAFE Value Index with the Gross Dividends	23.62%	7.17%	4.92%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 406,478,555
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 2,052,191
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$406,478,555
# of Portfolio Holdings	72
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,052,191

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.85%
Consumer Discretionary	4.76%
Consumer Staples	8.71%
Energy	7.10%
Financials	27.63%
Health Care	10.35%
Industrials	12.96%
Information Technology	3.44%
Materials	8.10%
Real Estate	3.11%
Utilities	6.92%
Repurchase Agreements	2.93%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000184539
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class F3
Trading Symbol	LIDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 23.07%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 22.75% of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to Pembina Pipeline Corporation.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Man Group PLC. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to SUMCO Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,156	$10,281	$10,287	$10,290
5/31/2017	$10,484	$10,519	$10,544	$10,668
6/30/2017	$10,495	$10,551	$10,580	$10,649
7/31/2017	$10,898	$10,904	$10,935	$10,956
8/31/2017	$10,970	$10,836	$10,868	$10,952
9/30/2017	$11,101	$11,170	$11,209	$11,225
10/31/2017	$11,116	$11,256	$11,297	$11,395
11/30/2017	$11,246	$11,357	$11,400	$11,515
12/31/2017	$11,514	$11,531	$11,577	$11,700
1/31/2018	$12,154	$12,154	$12,204	$12,287
2/28/2018	$11,485	$11,577	$11,626	$11,732
3/31/2018	$11,404	$11,298	$11,361	$11,521
4/30/2018	$11,477	$11,646	$11,723	$11,784
5/31/2018	$11,140	$11,141	$11,234	$11,519
6/30/2018	$10,846	$11,000	$11,096	$11,378
7/31/2018	$11,158	$11,315	$11,416	$11,658
8/31/2018	$10,816	$10,904	$11,002	$11,433
9/30/2018	$10,966	$11,129	$11,236	$11,532
10/31/2018	$10,142	$10,390	$10,491	$10,614
11/30/2018	$10,142	$10,332	$10,434	$10,601
12/31/2018	$9,713	$9,827	$9,927	$10,086
1/31/2019	$10,330	$10,485	$10,593	$10,749
2/28/2019	$10,450	$10,659	$10,770	$11,023
3/31/2019	$10,422	$10,605	$10,729	$11,093
4/30/2019	$10,694	$10,852	$10,988	$11,405
5/31/2019	$10,028	$10,224	$10,374	$10,857
6/30/2019	$10,653	$10,769	$10,931	$11,501
7/31/2019	$10,422	$10,527	$10,687	$11,355
8/31/2019	$10,191	$10,094	$10,249	$11,061
9/30/2019	$10,527	$10,581	$10,752	$11,378
10/31/2019	$10,867	$10,963	$11,141	$11,786
11/30/2019	$10,975	$11,006	$11,187	$11,919
12/31/2019	$11,451	$11,408	$11,598	$12,307
1/31/2020	$11,047	$10,996	$11,180	$12,050
2/29/2020	$10,145	$9,955	$10,124	$10,960
3/31/2020	$8,238	$8,191	$8,341	$9,498
4/30/2020	$8,816	$8,630	$8,795	$10,111
5/31/2020	$9,128	$8,892	$9,070	$10,551
6/30/2020	$9,562	$9,209	$9,398	$10,911
7/31/2020	$9,751	$9,227	$9,419	$11,165
8/31/2020	$10,270	$9,767	$9,972	$11,739
9/30/2020	$9,942	$9,319	$9,521	$11,434
10/31/2020	$9,610	$8,944	$9,138	$10,977
11/30/2020	$11,288	$10,637	$10,870	$12,679
12/31/2020	$11,925	$11,109	$11,354	$13,269
1/31/2021	$11,637	$11,022	$11,267	$13,127
2/28/2021	$12,325	$11,547	$11,807	$13,422
3/31/2021	$12,784	$11,936	$12,217	$13,730
4/30/2021	$13,089	$12,164	$12,461	$14,143
5/31/2021	$13,553	$12,585	$12,908	$14,605
6/30/2021	$13,113	$12,295	$12,615	$14,440
7/31/2021	$13,065	$12,265	$12,586	$14,549
8/31/2021	$13,227	$12,404	$12,730	$14,806
9/30/2021	$12,777	$12,176	$12,513	$14,376
10/31/2021	$13,152	$12,370	$12,718	$14,729
11/30/2021	$12,434	$11,626	$11,955	$14,044
12/31/2021	$13,125	$12,319	$12,669	$14,763
1/31/2022	$13,324	$12,447	$12,803	$14,050
2/28/2022	$12,976	$12,278	$12,631	$13,801
3/31/2022	$12,926	$12,360	$12,733	$13,890
4/30/2022	$12,260	$11,734	$12,102	$12,991
5/31/2022	$12,593	$12,023	$12,425	$13,089
6/30/2022	$11,460	$10,826	$11,191	$11,874
7/31/2022	$11,715	$11,052	$11,426	$12,466
8/31/2022	$11,001	$10,679	$11,042	$11,874
9/30/2022	$9,926	$9,721	$10,058	$10,763
10/31/2022	$10,611	$10,348	$10,708	$11,342
11/30/2022	$11,897	$11,486	$11,887	$12,619
12/31/2022	$11,737	$11,631	$12,042	$12,630
1/31/2023	$12,753	$12,529	$12,975	$13,652
2/28/2023	$12,512	$12,353	$12,795	$13,367
3/31/2023	$12,583	$12,321	$12,781	$13,699
4/30/2023	$12,964	$12,718	$13,208	$14,085
5/31/2023	$12,237	$12,033	$12,523	$13,489
6/30/2023	$12,904	$12,710	$13,233	$14,103
7/31/2023	$13,414	$13,288	$13,838	$14,560
8/31/2023	$12,957	$12,894	$13,429	$14,002
9/30/2023	$12,672	$12,784	$13,323	$13,523
10/31/2023	$12,142	$12,222	$12,739	$12,975
11/30/2023	$13,096	$13,190	$13,751	$14,180
12/31/2023	$13,588	$13,835	$14,426	$14,933
1/31/2024	$13,499	$13,826	$14,418	$15,019
2/29/2024	$13,785	$13,851	$14,447	$15,294
3/31/2024	$14,420	$14,455	$15,104	$15,797
4/30/2024	$14,259	$14,307	$14,968	$15,392
5/31/2024	$15,048	$14,871	$15,586	$15,988
6/30/2024	$14,574	$14,457	$15,158	$15,730
7/31/2024	$15,286	$15,134	$15,872	$16,192
8/31/2024	$15,597	$15,522	$16,280	$16,718
9/30/2024	$15,660	$15,742	$16,520	$16,873
10/31/2024	$14,944	$15,003	$15,747	$15,955

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	23.07%	6.58%	5.45%
MSCI EAFE Value Index with Net Dividends	22.75%	6.47%	5.50%
MSCI EAFE Value Index with the Gross Dividends	23.62%	7.17%	6.18%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	6.36%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 406,478,555
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 2,052,191
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$406,478,555
# of Portfolio Holdings	72
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,052,191

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.85%
Consumer Discretionary	4.76%
Consumer Staples	8.71%
Energy	7.10%
Financials	27.63%
Health Care	10.35%
Industrials	12.96%
Information Technology	3.44%
Materials	8.10%
Real Estate	3.11%
Utilities	6.92%
Repurchase Agreements	2.93%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000065062
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class I
Trading Symbol	LAIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 22.92%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 22.75% of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to Pembina Pipeline Corporation.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Man Group PLC. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to SUMCO Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,091	$10,057	$10,058	$10,136
12/31/2014	$9,654	$9,711	$9,715	$9,785
1/31/2015	$9,532	$9,684	$9,689	$9,833
2/28/2015	$9,970	$10,291	$10,297	$10,421
3/31/2015	$9,665	$10,089	$10,103	$10,262
4/30/2015	$10,241	$10,535	$10,559	$10,681
5/31/2015	$9,971	$10,433	$10,472	$10,627
6/30/2015	$9,666	$10,110	$10,152	$10,325
7/31/2015	$9,392	$10,286	$10,329	$10,540
8/31/2015	$8,622	$9,513	$9,554	$9,765
9/30/2015	$8,360	$8,920	$8,963	$9,269
10/31/2015	$8,848	$9,577	$9,624	$9,993
11/30/2015	$8,723	$9,339	$9,386	$9,838
12/31/2015	$8,549	$9,159	$9,207	$9,705
1/31/2016	$8,184	$8,414	$8,460	$9,003
2/29/2016	$7,970	$8,251	$8,299	$8,838
3/31/2016	$8,581	$8,796	$8,854	$9,414
4/30/2016	$8,721	$9,143	$9,215	$9,686
5/31/2016	$8,569	$8,997	$9,083	$9,598
6/30/2016	$8,537	$8,551	$8,638	$9,276
7/31/2016	$8,795	$9,000	$9,093	$9,746
8/31/2016	$8,821	$9,146	$9,241	$9,753
9/30/2016	$8,958	$9,234	$9,337	$9,873
10/31/2016	$8,750	$9,255	$9,359	$9,671
11/30/2016	$8,595	$9,198	$9,303	$9,478
12/31/2016	$8,786	$9,619	$9,730	$9,802
1/31/2017	$8,969	$9,856	$9,971	$10,087
2/28/2017	$9,061	$9,924	$10,041	$10,231
3/31/2017	$9,306	$10,201	$10,335	$10,513
4/30/2017	$9,438	$10,415	$10,559	$10,780
5/31/2017	$9,728	$10,656	$10,822	$11,176
6/30/2017	$9,751	$10,689	$10,859	$11,156
7/31/2017	$10,125	$11,046	$11,223	$11,478
8/31/2017	$10,179	$10,977	$11,155	$11,473
9/30/2017	$10,301	$11,316	$11,505	$11,759
10/31/2017	$10,328	$11,403	$11,595	$11,937
11/30/2017	$10,435	$11,506	$11,700	$12,063
12/31/2017	$10,697	$11,682	$11,882	$12,256
1/31/2018	$11,291	$12,313	$12,525	$12,871
2/28/2018	$10,670	$11,728	$11,933	$12,290
3/31/2018	$10,581	$11,445	$11,660	$12,069
4/30/2018	$10,649	$11,798	$12,032	$12,344
5/31/2018	$10,336	$11,286	$11,530	$12,067
6/30/2018	$10,077	$11,143	$11,388	$11,919
7/31/2018	$10,366	$11,463	$11,716	$12,213
8/31/2018	$10,036	$11,046	$11,292	$11,977
9/30/2018	$10,174	$11,275	$11,532	$12,081
10/31/2018	$9,410	$10,526	$10,767	$11,119
11/30/2018	$9,410	$10,467	$10,709	$11,105
12/31/2018	$9,011	$9,956	$10,189	$10,566
1/31/2019	$9,597	$10,622	$10,872	$11,260
2/28/2019	$9,695	$10,799	$11,054	$11,548
3/31/2019	$9,683	$10,744	$11,011	$11,620
4/30/2019	$9,936	$10,994	$11,277	$11,947
5/31/2019	$9,317	$10,358	$10,647	$11,373
6/30/2019	$9,897	$10,909	$11,219	$12,048
7/31/2019	$9,683	$10,664	$10,968	$11,895
8/31/2019	$9,468	$10,226	$10,520	$11,587
9/30/2019	$9,765	$10,720	$11,035	$11,919
10/31/2019	$10,096	$11,106	$11,434	$12,347
11/30/2019	$10,182	$11,150	$11,482	$12,486
12/31/2019	$10,623	$11,557	$11,904	$12,892
1/31/2020	$10,262	$11,139	$11,475	$12,623
2/29/2020	$9,425	$10,085	$10,391	$11,482
3/31/2020	$7,642	$8,298	$8,561	$9,949
4/30/2020	$8,192	$8,743	$9,026	$10,592
5/31/2020	$8,467	$9,009	$9,309	$11,053
6/30/2020	$8,885	$9,330	$9,646	$11,430
7/31/2020	$9,060	$9,348	$9,667	$11,696
8/31/2020	$9,527	$9,895	$10,235	$12,297
9/30/2020	$9,222	$9,441	$9,772	$11,978
10/31/2020	$8,914	$9,061	$9,379	$11,500
11/30/2020	$10,485	$10,776	$11,157	$13,282
12/31/2020	$11,076	$11,254	$11,653	$13,900
1/31/2021	$10,809	$11,166	$11,564	$13,752
2/28/2021	$11,447	$11,698	$12,118	$14,060
3/31/2021	$11,873	$12,092	$12,539	$14,383
4/30/2021	$12,141	$12,322	$12,789	$14,816
5/31/2021	$12,586	$12,749	$13,248	$15,299
6/30/2021	$12,178	$12,455	$12,947	$15,127
7/31/2021	$12,133	$12,425	$12,918	$15,241
8/31/2021	$12,268	$12,566	$13,066	$15,510
9/30/2021	$11,851	$12,335	$12,843	$15,060
10/31/2021	$12,199	$12,532	$13,053	$15,430
11/30/2021	$11,533	$11,778	$12,270	$14,712
12/31/2021	$12,173	$12,479	$13,003	$15,465
1/31/2022	$12,358	$12,609	$13,140	$14,718
2/28/2022	$12,035	$12,438	$12,964	$14,458
3/31/2022	$11,988	$12,521	$13,069	$14,551
4/30/2022	$11,371	$11,888	$12,420	$13,609
5/31/2022	$11,695	$12,180	$12,752	$13,711
6/30/2022	$10,628	$10,967	$11,486	$12,439
7/31/2022	$10,865	$11,196	$11,727	$13,059
8/31/2022	$10,219	$10,818	$11,333	$12,439
9/30/2022	$9,205	$9,848	$10,323	$11,275
10/31/2022	$9,841	$10,483	$10,990	$11,881
11/30/2022	$11,033	$11,636	$12,200	$13,220
12/31/2022	$10,884	$11,783	$12,360	$13,230
1/31/2023	$11,827	$12,692	$13,316	$14,302
2/28/2023	$11,603	$12,514	$13,132	$14,003
3/31/2023	$11,685	$12,482	$13,118	$14,350
4/30/2023	$12,038	$12,884	$13,556	$14,755
5/31/2023	$11,347	$12,190	$12,854	$14,131
6/30/2023	$11,967	$12,876	$13,582	$14,774
7/31/2023	$12,439	$13,461	$14,202	$15,252
8/31/2023	$12,015	$13,062	$13,783	$14,668
9/30/2023	$11,752	$12,951	$13,674	$14,167
10/31/2023	$11,260	$12,382	$13,074	$13,592
11/30/2023	$12,145	$13,363	$14,114	$14,854
12/31/2023	$12,584	$14,016	$14,806	$15,643
1/31/2024	$12,518	$14,006	$14,798	$15,733
2/29/2024	$12,783	$14,032	$14,828	$16,021
3/31/2024	$13,372	$14,644	$15,502	$16,548
4/30/2024	$13,223	$14,494	$15,362	$16,124
5/31/2024	$13,938	$15,065	$15,997	$16,749
6/30/2024	$13,516	$14,645	$15,558	$16,479
7/31/2024	$14,159	$15,332	$16,290	$16,962
8/31/2024	$14,447	$15,724	$16,709	$17,514
9/30/2024	$14,522	$15,948	$16,955	$17,675
10/31/2024	$13,841	$15,199	$16,162	$16,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	22.92%	6.51%	3.30%
MSCI EAFE Value Index with Net Dividends	22.75%	6.47%	4.28%
MSCI EAFE Value Index with the Gross Dividends	23.62%	7.17%	4.92%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 406,478,555
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 2,052,191
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$406,478,555
# of Portfolio Holdings	72
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,052,191

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.85%
Consumer Discretionary	4.76%
Consumer Staples	8.71%
Energy	7.10%
Financials	27.63%
Health Care	10.35%
Industrials	12.96%
Information Technology	3.44%
Materials	8.10%
Real Estate	3.11%
Utilities	6.92%
Repurchase Agreements	2.93%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000065063
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class R2
Trading Symbol	LIDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$145	1.31%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 22.09%, reflecting performance at the net asset value (NAV) of Class R2 shares, compared to the 22.75% of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to Pembina Pipeline Corporation.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Man Group PLC. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to SUMCO Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,078	$10,057	$10,058	$10,136
12/31/2014	$9,633	$9,711	$9,715	$9,785
1/31/2015	$9,526	$9,684	$9,689	$9,833
2/28/2015	$9,943	$10,291	$10,297	$10,421
3/31/2015	$9,630	$10,089	$10,103	$10,262
4/30/2015	$10,207	$10,535	$10,559	$10,681
5/31/2015	$9,930	$10,433	$10,472	$10,627
6/30/2015	$9,627	$10,110	$10,152	$10,325
7/31/2015	$9,347	$10,286	$10,329	$10,540
8/31/2015	$8,580	$9,513	$9,554	$9,765
9/30/2015	$8,311	$8,920	$8,963	$9,269
10/31/2015	$8,787	$9,577	$9,624	$9,993
11/30/2015	$8,665	$9,339	$9,386	$9,838
12/31/2015	$8,481	$9,159	$9,207	$9,705
1/31/2016	$8,113	$8,414	$8,460	$9,003
2/29/2016	$7,892	$8,251	$8,299	$8,838
3/31/2016	$8,489	$8,796	$8,854	$9,414
4/30/2016	$8,637	$9,143	$9,215	$9,686
5/31/2016	$8,476	$8,997	$9,083	$9,598
6/30/2016	$8,443	$8,551	$8,638	$9,276
7/31/2016	$8,694	$9,000	$9,093	$9,746
8/31/2016	$8,719	$9,146	$9,241	$9,753
9/30/2016	$8,839	$9,234	$9,337	$9,873
10/31/2016	$8,638	$9,255	$9,359	$9,671
11/30/2016	$8,474	$9,198	$9,303	$9,478
12/31/2016	$8,659	$9,619	$9,730	$9,802
1/31/2017	$8,836	$9,856	$9,971	$10,087
2/28/2017	$8,925	$9,924	$10,041	$10,231
3/31/2017	$9,162	$10,201	$10,335	$10,513
4/30/2017	$9,277	$10,415	$10,559	$10,780
5/31/2017	$9,558	$10,656	$10,822	$11,176
6/30/2017	$9,580	$10,689	$10,859	$11,156
7/31/2017	$9,941	$11,046	$11,223	$11,478
8/31/2017	$9,993	$10,977	$11,155	$11,473
9/30/2017	$10,107	$11,316	$11,505	$11,759
10/31/2017	$10,120	$11,403	$11,595	$11,937
11/30/2017	$10,224	$11,506	$11,700	$12,063
12/31/2017	$10,472	$11,682	$11,882	$12,256
1/31/2018	$11,044	$12,313	$12,525	$12,871
2/28/2018	$10,433	$11,728	$11,933	$12,290
3/31/2018	$10,345	$11,445	$11,660	$12,069
4/30/2018	$10,410	$11,798	$12,032	$12,344
5/31/2018	$10,096	$11,286	$11,530	$12,067
6/30/2018	$9,832	$11,143	$11,388	$11,919
7/31/2018	$10,109	$11,463	$11,716	$12,213
8/31/2018	$9,779	$11,046	$11,292	$11,977
9/30/2018	$9,910	$11,275	$11,532	$12,081
10/31/2018	$9,165	$10,526	$10,767	$11,119
11/30/2018	$9,165	$10,467	$10,709	$11,105
12/31/2018	$8,769	$9,956	$10,189	$10,566
1/31/2019	$9,317	$10,622	$10,872	$11,260
2/28/2019	$9,423	$10,799	$11,054	$11,548
3/31/2019	$9,398	$10,744	$11,011	$11,620
4/30/2019	$9,639	$10,994	$11,277	$11,947
5/31/2019	$9,035	$10,358	$10,647	$11,373
6/30/2019	$9,589	$10,909	$11,219	$12,048
7/31/2019	$9,385	$10,664	$10,968	$11,895
8/31/2019	$9,167	$10,226	$10,520	$11,587
9/30/2019	$9,450	$10,720	$11,035	$11,919
10/31/2019	$9,764	$11,106	$11,434	$12,347
11/30/2019	$9,832	$11,150	$11,482	$12,486
12/31/2019	$10,256	$11,557	$11,904	$12,892
1/31/2020	$9,887	$11,139	$11,475	$12,623
2/29/2020	$9,080	$10,085	$10,391	$11,482
3/31/2020	$7,357	$8,298	$8,561	$9,949
4/30/2020	$7,877	$8,743	$9,026	$10,592
5/31/2020	$8,150	$9,009	$9,309	$11,053
6/30/2020	$8,532	$9,330	$9,646	$11,430
7/31/2020	$8,697	$9,348	$9,667	$11,696
8/31/2020	$9,151	$9,895	$10,235	$12,297
9/30/2020	$8,851	$9,441	$9,772	$11,978
10/31/2020	$8,547	$9,061	$9,379	$11,500
11/30/2020	$10,040	$10,776	$11,157	$13,282
12/31/2020	$10,610	$11,254	$11,653	$13,900
1/31/2021	$10,345	$11,166	$11,564	$13,752
2/28/2021	$10,958	$11,698	$12,118	$14,060
3/31/2021	$11,356	$12,092	$12,539	$14,383
4/30/2021	$11,607	$12,322	$12,789	$14,816
5/31/2021	$12,025	$12,749	$13,248	$15,299
6/30/2021	$11,624	$12,455	$12,947	$15,127
7/31/2021	$11,568	$12,425	$12,918	$15,241
8/31/2021	$11,695	$12,566	$13,066	$15,510
9/30/2021	$11,301	$12,335	$12,843	$15,060
10/31/2021	$11,627	$12,532	$13,053	$15,430
11/30/2021	$10,989	$11,778	$12,270	$14,712
12/31/2021	$11,585	$12,479	$13,003	$15,465
1/31/2022	$11,757	$12,609	$13,140	$14,718
2/28/2022	$11,442	$12,438	$12,964	$14,458
3/31/2022	$11,387	$12,521	$13,069	$14,551
4/30/2022	$10,796	$11,888	$12,420	$13,609
5/31/2022	$11,099	$12,180	$12,752	$13,711
6/30/2022	$10,089	$10,967	$11,486	$12,439
7/31/2022	$10,295	$11,196	$11,727	$13,059
8/31/2022	$9,679	$10,818	$11,333	$12,439
9/30/2022	$8,720	$9,848	$10,323	$11,275
10/31/2022	$9,311	$10,483	$10,990	$11,881
11/30/2022	$10,434	$11,636	$12,200	$13,220
12/31/2022	$10,296	$11,783	$12,360	$13,230
1/31/2023	$11,171	$12,692	$13,316	$14,302
2/28/2023	$10,963	$12,514	$13,132	$14,003
3/31/2023	$11,023	$12,482	$13,118	$14,350
4/30/2023	$11,351	$12,884	$13,556	$14,755
5/31/2023	$10,710	$12,190	$12,854	$14,131
6/30/2023	$11,282	$12,876	$13,582	$14,774
7/31/2023	$11,720	$13,461	$14,202	$15,252
8/31/2023	$11,313	$13,062	$13,783	$14,668
9/30/2023	$11,069	$12,951	$13,674	$14,167
10/31/2023	$10,599	$12,382	$13,074	$13,592
11/30/2023	$11,417	$13,363	$14,114	$14,854
12/31/2023	$11,838	$14,016	$14,806	$15,643
1/31/2024	$11,746	$14,006	$14,798	$15,733
2/29/2024	$12,006	$14,032	$14,828	$16,021
3/31/2024	$12,548	$14,644	$15,502	$16,548
4/30/2024	$12,395	$14,494	$15,362	$16,124
5/31/2024	$13,070	$15,065	$15,997	$16,749
6/30/2024	$12,661	$14,645	$15,558	$16,479
7/31/2024	$13,269	$15,332	$16,290	$16,962
8/31/2024	$13,534	$15,724	$16,709	$17,514
9/30/2024	$13,581	$15,948	$16,955	$17,675
10/31/2024	$12,940	$15,199	$16,162	$16,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	22.09%	5.79%	2.61%
MSCI EAFE Value Index with Net Dividends	22.75%	6.47%	4.28%
MSCI EAFE Value Index with the Gross Dividends	23.62%	7.17%	4.92%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 406,478,555
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 2,052,191
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$406,478,555
# of Portfolio Holdings	72
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,052,191

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.85%
Consumer Discretionary	4.76%
Consumer Staples	8.71%
Energy	7.10%
Financials	27.63%
Health Care	10.35%
Industrials	12.96%
Information Technology	3.44%
Materials	8.10%
Real Estate	3.11%
Utilities	6.92%
Repurchase Agreements	2.93%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000065064
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class R3
Trading Symbol	LIRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$136	1.22%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 22.23%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 22.75% of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to Pembina Pipeline Corporation.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Man Group PLC. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to SUMCO Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,091	$10,057	$10,058	$10,136
12/31/2014	$9,644	$9,711	$9,715	$9,785
1/31/2015	$9,535	$9,684	$9,689	$9,833
2/28/2015	$9,958	$10,291	$10,297	$10,421
3/31/2015	$9,644	$10,089	$10,103	$10,262
4/30/2015	$10,215	$10,535	$10,559	$10,681
5/31/2015	$9,948	$10,433	$10,472	$10,627
6/30/2015	$9,632	$10,110	$10,152	$10,325
7/31/2015	$9,361	$10,286	$10,329	$10,540
8/31/2015	$8,585	$9,513	$9,554	$9,765
9/30/2015	$8,327	$8,920	$8,963	$9,269
10/31/2015	$8,797	$9,577	$9,624	$9,993
11/30/2015	$8,686	$9,339	$9,386	$9,838
12/31/2015	$8,490	$9,159	$9,207	$9,705
1/31/2016	$8,129	$8,414	$8,460	$9,003
2/29/2016	$7,906	$8,251	$8,299	$8,838
3/31/2016	$8,512	$8,796	$8,854	$9,414
4/30/2016	$8,650	$9,143	$9,215	$9,686
5/31/2016	$8,500	$8,997	$9,083	$9,598
6/30/2016	$8,471	$8,551	$8,638	$9,276
7/31/2016	$8,713	$9,000	$9,093	$9,746
8/31/2016	$8,738	$9,146	$9,241	$9,753
9/30/2016	$8,875	$9,234	$9,337	$9,873
10/31/2016	$8,658	$9,255	$9,359	$9,671
11/30/2016	$8,504	$9,198	$9,303	$9,478
12/31/2016	$8,682	$9,619	$9,730	$9,802
1/31/2017	$8,875	$9,856	$9,971	$10,087
2/28/2017	$8,952	$9,924	$10,041	$10,231
3/31/2017	$9,195	$10,201	$10,335	$10,513
4/30/2017	$9,311	$10,415	$10,559	$10,780
5/31/2017	$9,597	$10,656	$10,822	$11,176
6/30/2017	$9,608	$10,689	$10,859	$11,156
7/31/2017	$9,975	$11,046	$11,223	$11,478
8/31/2017	$10,027	$10,977	$11,155	$11,473
9/30/2017	$10,147	$11,316	$11,505	$11,759
10/31/2017	$10,160	$11,403	$11,595	$11,937
11/30/2017	$10,266	$11,506	$11,700	$12,063
12/31/2017	$10,509	$11,682	$11,882	$12,256
1/31/2018	$11,091	$12,313	$12,525	$12,871
2/28/2018	$10,483	$11,728	$11,933	$12,290
3/31/2018	$10,392	$11,445	$11,660	$12,069
4/30/2018	$10,445	$11,798	$12,032	$12,344
5/31/2018	$10,140	$11,286	$11,530	$12,067
6/30/2018	$9,873	$11,143	$11,388	$11,919
7/31/2018	$10,156	$11,463	$11,716	$12,213
8/31/2018	$9,833	$11,046	$11,292	$11,977
9/30/2018	$9,969	$11,275	$11,532	$12,081
10/31/2018	$9,211	$10,526	$10,767	$11,119
11/30/2018	$9,211	$10,467	$10,709	$11,105
12/31/2018	$8,811	$9,956	$10,189	$10,566
1/31/2019	$9,367	$10,622	$10,872	$11,260
2/28/2019	$9,476	$10,799	$11,054	$11,548
3/31/2019	$9,452	$10,744	$11,011	$11,620
4/30/2019	$9,698	$10,994	$11,277	$11,947
5/31/2019	$9,083	$10,358	$10,647	$11,373
6/30/2019	$9,649	$10,909	$11,219	$12,048
7/31/2019	$9,440	$10,664	$10,968	$11,895
8/31/2019	$9,218	$10,226	$10,520	$11,587
9/30/2019	$9,508	$10,720	$11,035	$11,919
10/31/2019	$9,815	$11,106	$11,434	$12,347
11/30/2019	$9,912	$11,150	$11,482	$12,486
12/31/2019	$10,327	$11,557	$11,904	$12,892
1/31/2020	$9,964	$11,139	$11,475	$12,623
2/29/2020	$9,154	$10,085	$10,391	$11,482
3/31/2020	$7,429	$8,298	$8,561	$9,949
4/30/2020	$7,947	$8,743	$9,026	$10,592
5/31/2020	$8,213	$9,009	$9,309	$11,053
6/30/2020	$8,606	$9,330	$9,646	$11,430
7/31/2020	$8,775	$9,348	$9,667	$11,696
8/31/2020	$9,225	$9,895	$10,235	$12,297
9/30/2020	$8,934	$9,441	$9,772	$11,978
10/31/2020	$8,637	$9,061	$9,379	$11,500
11/30/2020	$10,137	$10,776	$11,157	$13,282
12/31/2020	$10,709	$11,254	$11,653	$13,900
1/31/2021	$10,452	$11,166	$11,564	$13,752
2/28/2021	$11,051	$11,698	$12,118	$14,060
3/31/2021	$11,462	$12,092	$12,539	$14,383
4/30/2021	$11,719	$12,322	$12,789	$14,816
5/31/2021	$12,134	$12,749	$13,248	$15,299
6/30/2021	$11,741	$12,455	$12,947	$15,127
7/31/2021	$11,697	$12,425	$12,918	$15,241
8/31/2021	$11,813	$12,566	$13,066	$15,510
9/30/2021	$11,412	$12,335	$12,843	$15,060
10/31/2021	$11,746	$12,532	$13,053	$15,430
11/30/2021	$11,092	$11,778	$12,270	$14,712
12/31/2021	$11,706	$12,479	$13,003	$15,465
1/31/2022	$11,883	$12,609	$13,140	$14,718
2/28/2022	$11,574	$12,438	$12,964	$14,458
3/31/2022	$11,516	$12,521	$13,069	$14,551
4/30/2022	$10,925	$11,888	$12,420	$13,609
5/31/2022	$11,221	$12,180	$12,752	$13,711
6/30/2022	$10,201	$10,967	$11,486	$12,439
7/31/2022	$10,426	$11,196	$11,727	$13,059
8/31/2022	$9,794	$10,818	$11,333	$12,439
9/30/2022	$8,828	$9,848	$10,323	$11,275
10/31/2022	$9,435	$10,483	$10,990	$11,881
11/30/2022	$10,557	$11,636	$12,200	$13,220
12/31/2022	$10,418	$11,783	$12,360	$13,230
1/31/2023	$11,301	$12,692	$13,316	$14,302
2/28/2023	$11,103	$12,514	$13,132	$14,003
3/31/2023	$11,167	$12,482	$13,118	$14,350
4/30/2023	$11,488	$12,884	$13,556	$14,755
5/31/2023	$10,830	$12,190	$12,854	$14,131
6/30/2023	$11,420	$12,876	$13,582	$14,774
7/31/2023	$11,869	$13,461	$14,202	$15,252
8/31/2023	$11,467	$13,062	$13,783	$14,668
9/30/2023	$11,200	$12,951	$13,674	$14,167
10/31/2023	$10,733	$12,382	$13,074	$13,592
11/30/2023	$11,574	$13,363	$14,114	$14,854
12/31/2023	$11,993	$14,016	$14,806	$15,643
1/31/2024	$11,915	$14,006	$14,798	$15,733
2/29/2024	$12,166	$14,032	$14,828	$16,021
3/31/2024	$12,707	$14,644	$15,502	$16,548
4/30/2024	$12,565	$14,494	$15,362	$16,124
5/31/2024	$13,243	$15,065	$15,997	$16,749
6/30/2024	$12,826	$14,645	$15,558	$16,479
7/31/2024	$13,451	$15,332	$16,290	$16,962
8/31/2024	$13,708	$15,724	$16,709	$17,514
9/30/2024	$13,762	$15,948	$16,955	$17,675
10/31/2024	$13,118	$15,199	$16,162	$16,714

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	22.23%	5.97%	2.75%
MSCI EAFE Value Index with Net Dividends	22.75%	6.47%	4.28%
MSCI EAFE Value Index with the Gross Dividends	23.62%	7.17%	4.92%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.27%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 406,478,555
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 2,052,191
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$406,478,555
# of Portfolio Holdings	72
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,052,191

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.85%
Consumer Discretionary	4.76%
Consumer Staples	8.71%
Energy	7.10%
Financials	27.63%
Health Care	10.35%
Industrials	12.96%
Information Technology	3.44%
Materials	8.10%
Real Estate	3.11%
Utilities	6.92%
Repurchase Agreements	2.93%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155682
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class R4
Trading Symbol	LIRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$108	0.97%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 22.61%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 22.75% of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to Pembina Pipeline Corporation.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Man Group PLC. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to SUMCO Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,716	$10,174	$10,175	$10,208
8/31/2015	$8,916	$9,409	$9,411	$9,457
9/30/2015	$8,651	$8,823	$8,829	$8,977
10/31/2015	$9,144	$9,472	$9,480	$9,678
11/30/2015	$9,014	$9,237	$9,246	$9,528
12/31/2015	$8,828	$9,059	$9,070	$9,399
1/31/2016	$8,450	$8,322	$8,333	$8,720
2/29/2016	$8,228	$8,161	$8,175	$8,560
3/31/2016	$8,844	$8,700	$8,721	$9,117
4/30/2016	$8,989	$9,043	$9,077	$9,381
5/31/2016	$8,844	$8,899	$8,947	$9,296
6/30/2016	$8,806	$8,457	$8,509	$8,984
7/31/2016	$9,060	$8,902	$8,957	$9,439
8/31/2016	$9,100	$9,046	$9,103	$9,446
9/30/2016	$9,237	$9,133	$9,197	$9,562
10/31/2016	$9,008	$9,155	$9,219	$9,366
11/30/2016	$8,861	$9,098	$9,163	$9,179
12/31/2016	$9,040	$9,514	$9,585	$9,493
1/31/2017	$9,243	$9,749	$9,822	$9,769
2/28/2017	$9,324	$9,815	$9,891	$9,908
3/31/2017	$9,575	$10,090	$10,180	$10,181
4/30/2017	$9,698	$10,302	$10,401	$10,440
5/31/2017	$9,999	$10,540	$10,660	$10,823
6/30/2017	$10,017	$10,572	$10,696	$10,804
7/31/2017	$10,404	$10,926	$11,055	$11,116
8/31/2017	$10,460	$10,858	$10,988	$11,112
9/30/2017	$10,580	$11,192	$11,333	$11,388
10/31/2017	$10,594	$11,279	$11,421	$11,561
11/30/2017	$10,719	$11,380	$11,525	$11,682
12/31/2017	$10,969	$11,555	$11,705	$11,870
1/31/2018	$11,583	$12,178	$12,338	$12,465
2/28/2018	$10,941	$11,600	$11,754	$11,903
3/31/2018	$10,854	$11,320	$11,486	$11,688
4/30/2018	$10,924	$11,669	$11,852	$11,955
5/31/2018	$10,602	$11,163	$11,357	$11,686
6/30/2018	$10,327	$11,022	$11,218	$11,544
7/31/2018	$10,612	$11,338	$11,541	$11,828
8/31/2018	$10,285	$10,926	$11,123	$11,599
9/30/2018	$10,423	$11,152	$11,359	$11,700
10/31/2018	$9,634	$10,411	$10,606	$10,769
11/30/2018	$9,634	$10,353	$10,549	$10,755
12/31/2018	$9,218	$9,847	$10,036	$10,233
1/31/2019	$9,807	$10,506	$10,709	$10,906
2/28/2019	$9,922	$10,681	$10,888	$11,184
3/31/2019	$9,889	$10,627	$10,847	$11,254
4/30/2019	$10,150	$10,874	$11,109	$11,570
5/31/2019	$9,513	$10,245	$10,488	$11,015
6/30/2019	$10,104	$10,790	$11,051	$11,668
7/31/2019	$9,883	$10,548	$10,804	$11,520
8/31/2019	$9,662	$10,114	$10,362	$11,222
9/30/2019	$9,961	$10,603	$10,870	$11,543
10/31/2019	$10,301	$10,985	$11,263	$11,958
11/30/2019	$10,390	$11,029	$11,310	$12,093
12/31/2019	$10,837	$11,431	$11,725	$12,486
1/31/2020	$10,451	$11,018	$11,303	$12,225
2/29/2020	$9,605	$9,975	$10,236	$11,120
3/31/2020	$7,795	$8,208	$8,433	$9,636
4/30/2020	$8,346	$8,647	$8,891	$10,258
5/31/2020	$8,629	$8,910	$9,169	$10,705
6/30/2020	$9,037	$9,228	$9,502	$11,069
7/31/2020	$9,216	$9,246	$9,523	$11,327
8/31/2020	$9,696	$9,787	$10,082	$11,910
9/30/2020	$9,392	$9,338	$9,625	$11,600
10/31/2020	$9,076	$8,962	$9,239	$11,137
11/30/2020	$10,659	$10,659	$10,990	$12,864
12/31/2020	$11,244	$11,131	$11,479	$13,462
1/31/2021	$10,986	$11,044	$11,391	$13,318
2/28/2021	$11,625	$11,570	$11,937	$13,617
3/31/2021	$12,056	$11,960	$12,352	$13,930
4/30/2021	$12,330	$12,188	$12,598	$14,349
5/31/2021	$12,772	$12,610	$13,049	$14,817
6/30/2021	$12,361	$12,320	$12,754	$14,650
7/31/2021	$12,314	$12,289	$12,724	$14,761
8/31/2021	$12,438	$12,429	$12,870	$15,021
9/30/2021	$12,018	$12,201	$12,651	$14,585
10/31/2021	$12,375	$12,395	$12,858	$14,944
11/30/2021	$11,692	$11,649	$12,087	$14,248
12/31/2021	$12,341	$12,343	$12,808	$14,978
1/31/2022	$12,530	$12,472	$12,944	$14,254
2/28/2022	$12,200	$12,302	$12,770	$14,002
3/31/2022	$12,144	$12,384	$12,874	$14,092
4/30/2022	$11,512	$11,758	$12,235	$13,180
5/31/2022	$11,828	$12,047	$12,561	$13,279
6/30/2022	$10,761	$10,848	$11,314	$12,047
7/31/2022	$11,002	$11,074	$11,551	$12,647
8/31/2022	$10,326	$10,700	$11,163	$12,047
9/30/2022	$9,313	$9,741	$10,169	$10,920
10/31/2022	$9,947	$10,369	$10,826	$11,507
11/30/2022	$11,150	$11,509	$12,018	$12,803
12/31/2022	$10,990	$11,654	$12,175	$12,813
1/31/2023	$11,938	$12,554	$13,117	$13,851
2/28/2023	$11,725	$12,378	$12,935	$13,562
3/31/2023	$11,786	$12,346	$12,922	$13,898
4/30/2023	$12,147	$12,744	$13,354	$14,290
5/31/2023	$11,458	$12,057	$12,661	$13,686
6/30/2023	$12,083	$12,735	$13,379	$14,308
7/31/2023	$12,549	$13,314	$13,990	$14,771
8/31/2023	$12,133	$12,920	$13,577	$14,205
9/30/2023	$11,852	$12,810	$13,469	$13,720
10/31/2023	$11,351	$12,246	$12,879	$13,164
11/30/2023	$12,237	$13,217	$13,903	$14,386
12/31/2023	$12,678	$13,863	$14,584	$15,150
1/31/2024	$12,611	$13,853	$14,577	$15,237
2/29/2024	$12,881	$13,878	$14,606	$15,516
3/31/2024	$13,457	$14,484	$15,270	$16,027
4/30/2024	$13,304	$14,336	$15,132	$15,616
5/31/2024	$14,033	$14,900	$15,758	$16,221
6/30/2024	$13,594	$14,486	$15,325	$15,959
7/31/2024	$14,250	$15,165	$16,046	$16,427
8/31/2024	$14,543	$15,553	$16,459	$16,962
9/30/2024	$14,594	$15,774	$16,702	$17,118
10/31/2024	$13,918	$15,033	$15,920	$16,187

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	22.61%	6.20%	3.60%
MSCI EAFE Value Index with Net Dividends	22.75%	6.47%	4.46%
MSCI EAFE Value Index with the Gross Dividends	23.62%	7.17%	5.11%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.29%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 406,478,555
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 2,052,191
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$406,478,555
# of Portfolio Holdings	72
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,052,191

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.85%
Consumer Discretionary	4.76%
Consumer Staples	8.71%
Energy	7.10%
Financials	27.63%
Health Care	10.35%
Industrials	12.96%
Information Technology	3.44%
Materials	8.10%
Real Estate	3.11%
Utilities	6.92%
Repurchase Agreements	2.93%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155683
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class R5
Trading Symbol	LIRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 22.88%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 22.75% of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to Pembina Pipeline Corporation.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Man Group PLC. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to SUMCO Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,717	$10,174	$10,175	$10,208
8/31/2015	$8,920	$9,409	$9,411	$9,457
9/30/2015	$8,649	$8,823	$8,829	$8,977
10/31/2015	$9,154	$9,472	$9,480	$9,678
11/30/2015	$9,024	$9,237	$9,246	$9,528
12/31/2015	$8,832	$9,059	$9,070	$9,399
1/31/2016	$8,467	$8,322	$8,333	$8,720
2/29/2016	$8,233	$8,161	$8,175	$8,560
3/31/2016	$8,866	$8,700	$8,721	$9,117
4/30/2016	$9,010	$9,043	$9,077	$9,381
5/31/2016	$8,866	$8,899	$8,947	$9,296
6/30/2016	$8,833	$8,457	$8,509	$8,984
7/31/2016	$9,087	$8,902	$8,957	$9,439
8/31/2016	$9,127	$9,046	$9,103	$9,446
9/30/2016	$9,255	$9,133	$9,197	$9,562
10/31/2016	$9,041	$9,155	$9,219	$9,366
11/30/2016	$8,880	$9,098	$9,163	$9,179
12/31/2016	$9,078	$9,514	$9,585	$9,493
1/31/2017	$9,281	$9,749	$9,822	$9,769
2/28/2017	$9,362	$9,815	$9,891	$9,908
3/31/2017	$9,616	$10,090	$10,180	$10,181
4/30/2017	$9,752	$10,302	$10,401	$10,440
5/31/2017	$10,053	$10,540	$10,660	$10,823
6/30/2017	$10,077	$10,572	$10,696	$10,804
7/31/2017	$10,464	$10,926	$11,055	$11,116
8/31/2017	$10,519	$10,858	$10,988	$11,112
9/30/2017	$10,645	$11,192	$11,333	$11,388
10/31/2017	$10,659	$11,279	$11,421	$11,561
11/30/2017	$10,784	$11,380	$11,525	$11,682
12/31/2017	$11,055	$11,555	$11,705	$11,870
1/31/2018	$11,656	$12,178	$12,338	$12,465
2/28/2018	$11,013	$11,600	$11,754	$11,903
3/31/2018	$10,935	$11,320	$11,486	$11,688
4/30/2018	$11,006	$11,669	$11,852	$11,955
5/31/2018	$10,682	$11,163	$11,357	$11,686
6/30/2018	$10,400	$11,022	$11,218	$11,544
7/31/2018	$10,700	$11,338	$11,541	$11,828
8/31/2018	$10,371	$10,926	$11,123	$11,599
9/30/2018	$10,515	$11,152	$11,359	$11,700
10/31/2018	$9,724	$10,411	$10,606	$10,769
11/30/2018	$9,724	$10,353	$10,549	$10,755
12/31/2018	$9,312	$9,847	$10,036	$10,233
1/31/2019	$9,904	$10,506	$10,709	$10,906
2/28/2019	$10,019	$10,681	$10,888	$11,184
3/31/2019	$9,992	$10,627	$10,847	$11,254
4/30/2019	$10,254	$10,874	$11,109	$11,570
5/31/2019	$9,614	$10,245	$10,488	$11,015
6/30/2019	$10,214	$10,790	$11,051	$11,668
7/31/2019	$9,992	$10,548	$10,804	$11,520
8/31/2019	$9,770	$10,114	$10,362	$11,222
9/30/2019	$10,078	$10,603	$10,870	$11,543
10/31/2019	$10,420	$10,985	$11,263	$11,958
11/30/2019	$10,509	$11,029	$11,310	$12,093
12/31/2019	$10,966	$11,431	$11,725	$12,486
1/31/2020	$10,592	$11,018	$11,303	$12,225
2/29/2020	$9,726	$9,975	$10,236	$11,120
3/31/2020	$7,895	$8,208	$8,433	$9,636
4/30/2020	$8,450	$8,647	$8,891	$10,258
5/31/2020	$8,734	$8,910	$9,169	$10,705
6/30/2020	$9,166	$9,228	$9,502	$11,069
7/31/2020	$9,348	$9,246	$9,523	$11,327
8/31/2020	$9,831	$9,787	$10,082	$11,910
9/30/2020	$9,516	$9,338	$9,625	$11,600
10/31/2020	$9,196	$8,962	$9,239	$11,137
11/30/2020	$10,808	$10,659	$10,990	$12,864
12/31/2020	$11,419	$11,131	$11,479	$13,462
1/31/2021	$11,143	$11,044	$11,391	$13,318
2/28/2021	$11,803	$11,570	$11,937	$13,617
3/31/2021	$12,245	$11,960	$12,352	$13,930
4/30/2021	$12,537	$12,188	$12,598	$14,349
5/31/2021	$12,983	$12,610	$13,049	$14,817
6/30/2021	$12,560	$12,320	$12,754	$14,650
7/31/2021	$12,513	$12,289	$12,724	$14,761
8/31/2021	$12,654	$12,429	$12,870	$15,021
9/30/2021	$12,222	$12,201	$12,651	$14,585
10/31/2021	$12,582	$12,395	$12,858	$14,944
11/30/2021	$11,893	$11,649	$12,087	$14,248
12/31/2021	$12,556	$12,343	$12,808	$14,978
1/31/2022	$12,746	$12,472	$12,944	$14,254
2/28/2022	$12,413	$12,302	$12,770	$14,002
3/31/2022	$12,364	$12,384	$12,874	$14,092
4/30/2022	$11,725	$11,758	$12,235	$13,180
5/31/2022	$12,061	$12,047	$12,561	$13,279
6/30/2022	$10,973	$10,848	$11,314	$12,047
7/31/2022	$11,201	$11,074	$11,551	$12,647
8/31/2022	$10,532	$10,700	$11,163	$12,047
9/30/2022	$9,499	$9,741	$10,169	$10,920
10/31/2022	$10,141	$10,369	$10,826	$11,507
11/30/2022	$11,376	$11,509	$12,018	$12,803
12/31/2022	$11,221	$11,654	$12,175	$12,813
1/31/2023	$12,181	$12,554	$13,117	$13,851
2/28/2023	$11,966	$12,378	$12,935	$13,562
3/31/2023	$12,034	$12,346	$12,922	$13,898
4/30/2023	$12,400	$12,744	$13,354	$14,290
5/31/2023	$11,701	$12,057	$12,661	$13,686
6/30/2023	$12,342	$12,735	$13,379	$14,308
7/31/2023	$12,815	$13,314	$13,990	$14,771
8/31/2023	$12,393	$12,920	$13,577	$14,205
9/30/2023	$12,120	$12,810	$13,469	$13,720
10/31/2023	$11,611	$12,246	$12,879	$13,164
11/30/2023	$12,527	$13,217	$13,903	$14,386
12/31/2023	$12,983	$13,863	$14,584	$15,150
1/31/2024	$12,897	$13,853	$14,577	$15,237
2/29/2024	$13,188	$13,878	$14,606	$15,516
3/31/2024	$13,782	$14,484	$15,270	$16,027
4/30/2024	$13,627	$14,336	$15,132	$15,616
5/31/2024	$14,367	$14,900	$15,758	$16,221
6/30/2024	$13,930	$14,486	$15,325	$15,959
7/31/2024	$14,614	$15,165	$16,046	$16,427
8/31/2024	$14,912	$15,553	$16,459	$16,962
9/30/2024	$14,972	$15,774	$16,702	$17,118
10/31/2024	$14,267	$15,033	$15,920	$16,187

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	22.88%	6.49%	3.88%
MSCI EAFE Value Index with Net Dividends	22.75%	6.47%	4.46%
MSCI EAFE Value Index with the Gross Dividends	23.62%	7.17%	5.11%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.29%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 406,478,555
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 2,052,191
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$406,478,555
# of Portfolio Holdings	72
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,052,191

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.85%
Consumer Discretionary	4.76%
Consumer Staples	8.71%
Energy	7.10%
Financials	27.63%
Health Care	10.35%
Industrials	12.96%
Information Technology	3.44%
Materials	8.10%
Real Estate	3.11%
Utilities	6.92%
Repurchase Agreements	2.93%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155684
Shareholder Report [Line Items]
Fund Name	Lord Abbett International Value Fund
Class Name	Class R6
Trading Symbol	LIRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett International Value Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 23.07%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 22.75% of a securities market index with investment characteristics similar to those of the Fund, the MSCI EAFE Value Index with Net Dividends. The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 22.97% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy, leading the market to adjust its expectations of future interest rate cuts by global central banks. In Europe, gross domestic product notched its sixth consecutive positive reading, expanding by 0.2% in the second quarter. Additionally, the European Central Bank lowered interest rates by 25 basis points in June, September, and October, in line with expectations. Against this backdrop, global equity markets delivered strong returns.

Top contributors to performance: Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Sanwa Holdings Corporation. Security selection within the Energy sector also contributed to relative performance, led by an overweight allocation to Pembina Pipeline Corporation.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Man Group PLC. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to SUMCO Corporation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Value Index with Net Dividends	MSCI EAFE Value Index with the Gross Dividends	MSCI EAFE Net Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$9,717	$10,174	$10,175	$10,208
8/31/2015	$8,920	$9,409	$9,411	$9,457
9/30/2015	$8,649	$8,823	$8,829	$8,977
10/31/2015	$9,154	$9,472	$9,480	$9,678
11/30/2015	$9,024	$9,237	$9,246	$9,528
12/31/2015	$8,845	$9,059	$9,070	$9,399
1/31/2016	$8,467	$8,322	$8,333	$8,720
2/29/2016	$8,246	$8,161	$8,175	$8,560
3/31/2016	$8,866	$8,700	$8,721	$9,117
4/30/2016	$9,024	$9,043	$9,077	$9,381
5/31/2016	$8,866	$8,899	$8,947	$9,296
6/30/2016	$8,834	$8,457	$8,509	$8,984
7/31/2016	$9,101	$8,902	$8,957	$9,439
8/31/2016	$9,127	$9,046	$9,103	$9,446
9/30/2016	$9,269	$9,133	$9,197	$9,562
10/31/2016	$9,054	$9,155	$9,219	$9,366
11/30/2016	$8,893	$9,098	$9,163	$9,179
12/31/2016	$9,092	$9,514	$9,585	$9,493
1/31/2017	$9,281	$9,749	$9,822	$9,769
2/28/2017	$9,376	$9,815	$9,891	$9,908
3/31/2017	$9,629	$10,090	$10,180	$10,181
4/30/2017	$9,766	$10,302	$10,401	$10,440
5/31/2017	$10,067	$10,540	$10,660	$10,823
6/30/2017	$10,077	$10,572	$10,696	$10,804
7/31/2017	$10,464	$10,926	$11,055	$11,116
8/31/2017	$10,533	$10,858	$10,988	$11,112
9/30/2017	$10,659	$11,192	$11,333	$11,388
10/31/2017	$10,673	$11,279	$11,421	$11,561
11/30/2017	$10,799	$11,380	$11,525	$11,682
12/31/2017	$11,070	$11,555	$11,705	$11,870
1/31/2018	$11,685	$12,178	$12,338	$12,465
2/28/2018	$11,028	$11,600	$11,754	$11,903
3/31/2018	$10,950	$11,320	$11,486	$11,688
4/30/2018	$11,020	$11,669	$11,852	$11,955
5/31/2018	$10,697	$11,163	$11,357	$11,686
6/30/2018	$10,429	$11,022	$11,218	$11,544
7/31/2018	$10,714	$11,338	$11,541	$11,828
8/31/2018	$10,386	$10,926	$11,123	$11,599
9/30/2018	$10,529	$11,152	$11,359	$11,700
10/31/2018	$9,738	$10,411	$10,606	$10,769
11/30/2018	$9,738	$10,353	$10,549	$10,755
12/31/2018	$9,326	$9,847	$10,036	$10,233
1/31/2019	$9,918	$10,506	$10,709	$10,906
2/28/2019	$10,034	$10,681	$10,888	$11,184
3/31/2019	$10,007	$10,627	$10,847	$11,254
4/30/2019	$10,268	$10,874	$11,109	$11,570
5/31/2019	$9,629	$10,245	$10,488	$11,015
6/30/2019	$10,229	$10,790	$11,051	$11,668
7/31/2019	$10,007	$10,548	$10,804	$11,520
8/31/2019	$9,800	$10,114	$10,362	$11,222
9/30/2019	$10,107	$10,603	$10,870	$11,543
10/31/2019	$10,434	$10,985	$11,263	$11,958
11/30/2019	$10,539	$11,029	$11,310	$12,093
12/31/2019	$10,996	$11,431	$11,725	$12,486
1/31/2020	$10,607	$11,018	$11,303	$12,225
2/29/2020	$9,756	$9,975	$10,236	$11,120
3/31/2020	$7,910	$8,208	$8,433	$9,636
4/30/2020	$8,465	$8,647	$8,891	$10,258
5/31/2020	$8,764	$8,910	$9,169	$10,705
6/30/2020	$9,182	$9,228	$9,502	$11,069
7/31/2020	$9,363	$9,246	$9,523	$11,327
8/31/2020	$9,861	$9,787	$10,082	$11,910
9/30/2020	$9,546	$9,338	$9,625	$11,600
10/31/2020	$9,227	$8,962	$9,239	$11,137
11/30/2020	$10,838	$10,659	$10,990	$12,864
12/31/2020	$11,450	$11,131	$11,479	$13,462
1/31/2021	$11,174	$11,044	$11,391	$13,318
2/28/2021	$11,849	$11,570	$11,937	$13,617
3/31/2021	$12,275	$11,960	$12,352	$13,930
4/30/2021	$12,568	$12,188	$12,598	$14,349
5/31/2021	$13,014	$12,610	$13,049	$14,817
6/30/2021	$12,607	$12,320	$12,754	$14,650
7/31/2021	$12,544	$12,289	$12,724	$14,761
8/31/2021	$12,700	$12,429	$12,870	$15,021
9/30/2021	$12,268	$12,201	$12,651	$14,585
10/31/2021	$12,629	$12,395	$12,858	$14,944
11/30/2021	$11,939	$11,649	$12,087	$14,248
12/31/2021	$12,602	$12,343	$12,808	$14,978
1/31/2022	$12,793	$12,472	$12,944	$14,254
2/28/2022	$12,459	$12,302	$12,770	$14,002
3/31/2022	$12,411	$12,384	$12,874	$14,092
4/30/2022	$11,772	$11,758	$12,235	$13,180
5/31/2022	$12,092	$12,047	$12,561	$13,279
6/30/2022	$11,004	$10,848	$11,314	$12,047
7/31/2022	$11,248	$11,074	$11,551	$12,647
8/31/2022	$10,580	$10,700	$11,163	$12,047
9/30/2022	$9,531	$9,741	$10,169	$10,920
10/31/2022	$10,189	$10,369	$10,826	$11,507
11/30/2022	$11,423	$11,509	$12,018	$12,803
12/31/2022	$11,269	$11,654	$12,175	$12,813
1/31/2023	$12,245	$12,554	$13,117	$13,851
2/28/2023	$12,014	$12,378	$12,935	$13,562
3/31/2023	$12,082	$12,346	$12,922	$13,898
4/30/2023	$12,448	$12,744	$13,354	$14,290
5/31/2023	$11,749	$12,057	$12,661	$13,686
6/30/2023	$12,391	$12,735	$13,379	$14,308
7/31/2023	$12,880	$13,314	$13,990	$14,771
8/31/2023	$12,441	$12,920	$13,577	$14,205
9/30/2023	$12,168	$12,810	$13,469	$13,720
10/31/2023	$11,659	$12,246	$12,879	$13,164
11/30/2023	$12,576	$13,217	$13,903	$14,386
12/31/2023	$13,048	$13,863	$14,584	$15,150
1/31/2024	$12,962	$13,853	$14,577	$15,237
2/29/2024	$13,236	$13,878	$14,606	$15,516
3/31/2024	$13,847	$14,484	$15,270	$16,027
4/30/2024	$13,692	$14,336	$15,132	$15,616
5/31/2024	$14,449	$14,900	$15,758	$16,221
6/30/2024	$13,995	$14,486	$15,325	$15,959
7/31/2024	$14,679	$15,165	$16,046	$16,427
8/31/2024	$14,977	$15,553	$16,459	$16,962
9/30/2024	$15,055	$15,774	$16,702	$17,118
10/31/2024	$14,349	$15,033	$15,920	$16,187

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	23.07%	6.58%	3.94%
MSCI EAFE Value Index with Net Dividends	22.75%	6.47%	4.46%
MSCI EAFE Value Index with the Gross Dividends	23.62%	7.17%	5.11%
MSCI EAFE Net IndexFootnote Reference*	22.97%	6.24%	5.29%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 406,478,555
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 2,052,191
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$406,478,555
# of Portfolio Holdings	72
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$2,052,191

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.85%
Consumer Discretionary	4.76%
Consumer Staples	8.71%
Energy	7.10%
Financials	27.63%
Health Care	10.35%
Industrials	12.96%
Information Technology	3.44%
Materials	8.10%
Real Estate	3.11%
Utilities	6.92%
Repurchase Agreements	2.93%
Money Market FundsFootnote Reference(a)	0.12%
Time DepositsFootnote Reference(a)	0.02%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019535
Shareholder Report [Line Items]
Fund Name	Lord Abbett Micro Cap Growth Fund
Class Name	Class A
Trading Symbol	LAMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$171	1.37%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 49.41%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 43.01% of a securities market index with investment characteristics similar to those of the Fund, the Russell Micro Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to Sweetgreen, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Yelp, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell Micro Cap Growth Index	Russell Microcap Index	S&P 500 Index
10/31/2014	$9,426	$10,000	$10,000	$10,000
11/30/2014	$9,696	$10,091	$9,957	$10,269
12/31/2014	$10,307	$10,683	$10,465	$10,243
1/31/2015	$9,987	$10,332	$10,033	$9,936
2/28/2015	$10,702	$10,971	$10,570	$10,507
3/31/2015	$11,062	$11,282	$10,794	$10,340
4/30/2015	$10,591	$10,961	$10,542	$10,440
5/31/2015	$11,353	$11,532	$10,860	$10,574
6/30/2015	$11,521	$11,855	$11,096	$10,369
7/31/2015	$11,504	$11,629	$10,742	$10,586
8/31/2015	$10,469	$10,739	$10,161	$9,948
9/30/2015	$9,644	$9,810	$9,567	$9,702
10/31/2015	$9,487	$10,424	$10,082	$10,520
11/30/2015	$10,064	$10,915	$10,466	$10,551
12/31/2015	$9,649	$10,271	$9,925	$10,385
1/31/2016	$8,105	$8,831	$8,899	$9,869
2/29/2016	$7,727	$8,746	$8,765	$9,856
3/31/2016	$8,327	$9,369	$9,386	$10,525
4/30/2016	$8,506	$9,597	$9,690	$10,566
5/31/2016	$8,784	$9,849	$9,816	$10,755
6/30/2016	$8,827	$9,666	$9,758	$10,783
7/31/2016	$9,614	$10,190	$10,269	$11,181
8/31/2016	$9,699	$10,391	$10,546	$11,196
9/30/2016	$10,107	$10,818	$10,856	$11,199
10/31/2016	$9,363	$9,941	$10,237	$10,994
11/30/2016	$10,078	$10,764	$11,427	$11,401
12/31/2016	$9,849	$10,976	$11,947	$11,627
1/31/2017	$10,092	$10,856	$11,767	$11,847
2/28/2017	$10,328	$11,079	$11,889	$12,318
3/31/2017	$10,736	$11,265	$11,992	$12,332
4/30/2017	$10,786	$11,389	$12,116	$12,459
5/31/2017	$10,764	$11,245	$11,838	$12,634
6/30/2017	$11,608	$11,861	$12,452	$12,713
7/31/2017	$12,080	$11,796	$12,383	$12,974
8/31/2017	$12,315	$11,890	$12,280	$13,014
9/30/2017	$13,187	$12,686	$13,281	$13,283
10/31/2017	$13,052	$12,522	$13,259	$13,593
11/30/2017	$13,071	$12,771	$13,584	$14,009
12/31/2017	$13,634	$12,804	$13,520	$14,165
1/31/2018	$14,282	$13,169	$13,852	$14,976
2/28/2018	$14,290	$12,865	$13,413	$14,424
3/31/2018	$14,349	$12,931	$13,612	$14,058
4/30/2018	$14,568	$13,046	$13,782	$14,112
5/31/2018	$16,074	$14,036	$14,777	$14,451
6/30/2018	$16,612	$14,190	$14,968	$14,540
7/31/2018	$16,057	$14,183	$14,959	$15,081
8/31/2018	$18,311	$15,178	$15,602	$15,573
9/30/2018	$18,286	$14,637	$15,093	$15,662
10/31/2018	$15,182	$12,658	$13,447	$14,591
11/30/2018	$15,448	$12,596	$13,362	$14,888
12/31/2018	$14,009	$10,988	$11,751	$13,544
1/31/2019	$15,674	$12,131	$12,984	$14,629
2/28/2019	$17,481	$12,937	$13,695	$15,099
3/31/2019	$17,184	$12,746	$13,291	$15,393
4/30/2019	$17,695	$12,860	$13,545	$16,016
5/31/2019	$16,827	$12,036	$12,626	$14,998
6/30/2019	$18,468	$12,801	$13,414	$16,055
7/31/2019	$18,159	$12,487	$13,231	$16,286
8/31/2019	$17,101	$11,757	$12,399	$16,028
9/30/2019	$15,899	$11,514	$12,682	$16,328
10/31/2019	$16,446	$11,794	$13,008	$16,681
11/30/2019	$17,914	$12,693	$13,611	$17,287
12/31/2019	$18,852	$13,551	$14,387	$17,809
1/31/2020	$19,165	$13,285	$13,717	$17,802
2/29/2020	$18,354	$12,583	$12,779	$16,336
3/31/2020	$14,274	$9,947	$9,785	$14,319
4/30/2020	$16,975	$11,827	$11,276	$16,154
5/31/2020	$19,677	$12,979	$12,023	$16,923
6/30/2020	$21,070	$13,811	$12,774	$17,260
7/31/2020	$22,165	$14,241	$12,910	$18,233
8/31/2020	$24,439	$15,017	$13,679	$19,544
9/30/2020	$24,752	$14,647	$13,246	$18,801
10/31/2020	$24,866	$14,430	$13,417	$18,301
11/30/2020	$29,819	$17,546	$16,159	$20,305
12/31/2020	$33,825	$18,989	$17,403	$21,085
1/31/2021	$36,470	$21,432	$19,877	$20,872
2/28/2021	$40,004	$22,909	$21,074	$21,448
3/31/2021	$37,982	$22,191	$21,560	$22,387
4/30/2021	$38,454	$21,994	$21,617	$23,582
5/31/2021	$36,187	$21,528	$21,971	$23,747
6/30/2021	$37,925	$22,896	$22,453	$24,301
7/31/2021	$35,903	$21,319	$21,215	$24,878
8/31/2021	$36,432	$21,890	$21,976	$25,635
9/30/2021	$34,354	$20,815	$21,335	$24,443
10/31/2021	$36,583	$21,025	$21,808	$26,155
11/30/2021	$34,599	$19,662	$20,664	$25,974
12/31/2021	$34,996	$19,156	$20,768	$27,138
1/31/2022	$28,817	$16,376	$18,738	$25,734
2/28/2022	$28,855	$16,392	$18,930	$24,963
3/31/2022	$28,968	$16,531	$19,191	$25,890
4/30/2022	$25,019	$14,214	$17,200	$23,632
5/31/2022	$24,244	$13,872	$17,133	$23,676
6/30/2022	$22,430	$12,827	$15,552	$21,721
7/31/2022	$24,849	$14,334	$17,102	$23,724
8/31/2022	$25,605	$14,451	$17,129	$22,757
9/30/2022	$24,263	$13,102	$15,477	$20,661
10/31/2022	$26,190	$14,169	$16,946	$22,334
11/30/2022	$25,907	$14,046	$16,931	$23,582
12/31/2022	$24,754	$13,455	$16,208	$22,223
1/31/2023	$26,908	$14,808	$17,805	$23,619
2/28/2023	$26,776	$14,401	$17,288	$23,043
3/31/2023	$26,115	$13,558	$15,750	$23,889
4/30/2023	$26,172	$13,374	$15,343	$24,262
5/31/2023	$26,720	$13,710	$15,559	$24,367
6/30/2023	$27,211	$14,419	$16,584	$25,977
7/31/2023	$28,118	$14,663	$17,469	$26,812
8/31/2023	$26,077	$13,736	$16,308	$26,385
9/30/2023	$23,564	$12,696	$15,268	$25,127
10/31/2023	$20,881	$11,625	$14,166	$24,599
11/30/2023	$23,791	$12,914	$15,507	$26,845
12/31/2023	$26,209	$14,681	$17,721	$28,065
1/31/2024	$25,850	$14,203	$17,034	$28,536
2/29/2024	$27,702	$15,456	$18,094	$30,060
3/31/2024	$28,212	$15,650	$18,551	$31,027
4/30/2024	$26,285	$14,387	$17,110	$29,760
5/31/2024	$28,175	$15,138	$17,977	$31,236
6/30/2024	$28,231	$14,779	$17,572	$32,356
7/31/2024	$29,441	$16,285	$19,658	$32,750
8/31/2024	$29,951	$15,976	$19,118	$33,545
9/30/2024	$30,178	$16,045	$19,028	$34,261
10/31/2024	$31,198	$16,625	$19,159	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	49.41%	13.66%	12.71%
Class A with sales charge	40.87%	12.33%	12.05%
Russell Micro Cap Growth Index	43.01%	7.11%	5.21%
Russell Microcap Index	35.24%	8.05%	6.72%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 194,688,875
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,695,840
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$194,688,875
# of Portfolio Holdings	67
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$1,695,840

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.31%
Consumer Discretionary	9.53%
Consumer Staples	7.32%
Financials	6.22%
Health Care	35.51%
Industrials	15.01%
Information Technology	21.30%
Repurchase Agreements	0.39%
Money Market FundsFootnote Reference(a)	1.27%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000221454
Shareholder Report [Line Items]
Fund Name	Lord Abbett Micro Cap Growth Fund
Class Name	Class C
Trading Symbol	LCMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$263	2.12%

Expenses Paid, Amount	$ 263
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 48.30%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 43.01% of a securities market index with investment characteristics similar to those of the Fund, the Russell Micro Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to Sweetgreen, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Yelp, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell Micro Cap Growth Index	Russell Microcap Index	S&P 500 Index
8/28/2020	$10,000	$10,000	$10,000	$10,000
8/31/2020	$9,965	$9,961	$9,903	$9,979
9/30/2020	$10,089	$9,716	$9,590	$9,600
10/31/2020	$10,129	$9,572	$9,713	$9,345
11/30/2020	$12,134	$11,639	$11,699	$10,368
12/31/2020	$13,758	$12,596	$12,600	$10,766
1/31/2021	$14,829	$14,216	$14,391	$10,658
2/28/2021	$16,258	$15,196	$15,257	$10,951
3/31/2021	$15,421	$14,720	$15,609	$11,431
4/30/2021	$15,609	$14,589	$15,651	$12,041
5/31/2021	$14,678	$14,280	$15,907	$12,125
6/30/2021	$15,376	$15,188	$16,256	$12,408
7/31/2021	$14,539	$14,141	$15,359	$12,703
8/31/2021	$14,747	$14,520	$15,910	$13,089
9/30/2021	$13,897	$13,807	$15,446	$12,481
10/31/2021	$14,791	$13,947	$15,788	$13,355
11/30/2021	$13,985	$13,042	$14,961	$13,262
12/31/2021	$14,136	$12,707	$15,036	$13,857
1/31/2022	$11,630	$10,863	$13,566	$13,140
2/28/2022	$11,643	$10,874	$13,705	$12,746
3/31/2022	$11,674	$10,965	$13,894	$13,220
4/30/2022	$10,081	$9,428	$12,453	$12,067
5/31/2022	$9,766	$9,202	$12,404	$12,089
6/30/2022	$9,023	$8,509	$11,260	$11,091
7/31/2022	$9,993	$9,508	$12,382	$12,114
8/31/2022	$10,289	$9,586	$12,401	$11,620
9/30/2022	$9,747	$8,691	$11,205	$10,550
10/31/2022	$10,515	$9,399	$12,268	$11,404
11/30/2022	$10,390	$9,317	$12,258	$12,041
12/31/2022	$9,924	$8,925	$11,735	$11,347
1/31/2023	$10,780	$9,823	$12,891	$12,060
2/28/2023	$10,717	$9,553	$12,516	$11,766
3/31/2023	$10,452	$8,993	$11,403	$12,198
4/30/2023	$10,465	$8,871	$11,108	$12,388
5/31/2023	$10,679	$9,095	$11,265	$12,442
6/30/2023	$10,868	$9,565	$12,007	$13,264
7/31/2023	$11,221	$9,727	$12,648	$13,690
8/31/2023	$10,396	$9,111	$11,807	$13,472
9/30/2023	$9,388	$8,421	$11,054	$12,830
10/31/2023	$8,318	$7,711	$10,256	$12,560
11/30/2023	$9,470	$8,566	$11,227	$13,707
12/31/2023	$10,421	$9,738	$12,830	$14,330
1/31/2024	$10,282	$9,421	$12,333	$14,571
2/29/2024	$11,013	$10,252	$13,100	$15,349
3/31/2024	$11,202	$10,381	$13,431	$15,843
4/30/2024	$10,434	$9,543	$12,388	$15,196
5/31/2024	$11,177	$10,041	$13,015	$15,949
6/30/2024	$11,196	$9,803	$12,722	$16,521
7/31/2024	$11,668	$10,802	$14,232	$16,723
8/31/2024	$11,857	$10,597	$13,841	$17,128
9/30/2024	$11,939	$10,643	$13,776	$17,494
10/31/2024	$12,335	$11,028	$13,871	$17,335

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 8/28/20
Class C at NAV	48.30%	5.15%
Class C with sales charge	47.30%	5.15%
Russell Micro Cap Growth Index	43.01%	2.37%
Russell Microcap Index	35.24%	8.15%
S&P 500 IndexFootnote Reference*	38.02%	14.08%

Performance Inception Date	Aug. 28, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 194,688,875
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,695,840
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$194,688,875
# of Portfolio Holdings	67
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$1,695,840

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.31%
Consumer Discretionary	9.53%
Consumer Staples	7.32%
Financials	6.22%
Health Care	35.51%
Industrials	15.01%
Information Technology	21.30%
Repurchase Agreements	0.39%
Money Market FundsFootnote Reference(a)	1.27%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000221457
Shareholder Report [Line Items]
Fund Name	Lord Abbett Micro Cap Growth Fund
Class Name	Class F
Trading Symbol	LFMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$140	1.12%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 49.78%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 43.01% of a securities market index with investment characteristics similar to those of the Fund, the Russell Micro Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to Sweetgreen, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Yelp, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell Micro Cap Growth Index	Russell Microcap Index	S&P 500 Index
8/28/2020	$10,000	$10,000	$10,000	$10,000
8/31/2020	$9,965	$9,961	$9,903	$9,979
9/30/2020	$10,094	$9,716	$9,590	$9,600
10/31/2020	$10,149	$9,572	$9,713	$9,345
11/30/2020	$12,165	$11,639	$11,699	$10,368
12/31/2020	$13,801	$12,596	$12,600	$10,766
1/31/2021	$14,883	$14,216	$14,391	$10,658
2/28/2021	$16,331	$15,196	$15,257	$10,951
3/31/2021	$15,506	$14,720	$15,609	$11,431
4/30/2021	$15,708	$14,589	$15,651	$12,041
5/31/2021	$14,783	$14,280	$15,907	$12,125
6/30/2021	$15,500	$15,188	$16,256	$12,408
7/31/2021	$14,669	$14,141	$15,359	$12,703
8/31/2021	$14,890	$14,520	$15,910	$13,089
9/30/2021	$14,046	$13,807	$15,446	$12,481
10/31/2021	$14,959	$13,947	$15,788	$13,355
11/30/2021	$14,153	$13,042	$14,961	$13,262
12/31/2021	$14,317	$12,707	$15,036	$13,857
1/31/2022	$11,793	$10,863	$13,566	$13,140
2/28/2022	$11,812	$10,874	$13,705	$12,746
3/31/2022	$11,856	$10,965	$13,894	$13,220
4/30/2022	$10,245	$9,428	$12,453	$12,067
5/31/2022	$9,931	$9,202	$12,404	$12,089
6/30/2022	$9,188	$8,509	$11,260	$11,091
7/31/2022	$10,182	$9,508	$12,382	$12,114
8/31/2022	$10,491	$9,586	$12,401	$11,620
9/30/2022	$9,949	$8,691	$11,205	$10,550
10/31/2022	$10,742	$9,399	$12,268	$11,404
11/30/2022	$10,629	$9,317	$12,258	$12,041
12/31/2022	$10,151	$8,925	$11,735	$11,347
1/31/2023	$11,038	$9,823	$12,891	$12,060
2/28/2023	$10,988	$9,553	$12,516	$11,766
3/31/2023	$10,724	$8,993	$11,403	$12,198
4/30/2023	$10,742	$8,871	$11,108	$12,388
5/31/2023	$10,975	$9,095	$11,265	$12,442
6/30/2023	$11,177	$9,565	$12,007	$13,264
7/31/2023	$11,548	$9,727	$12,648	$13,690
8/31/2023	$10,711	$9,111	$11,807	$13,472
9/30/2023	$9,685	$8,421	$11,054	$12,830
10/31/2023	$8,584	$7,711	$10,256	$12,560
11/30/2023	$9,786	$8,566	$11,227	$13,707
12/31/2023	$10,774	$9,738	$12,830	$14,330
1/31/2024	$10,635	$9,421	$12,333	$14,571
2/29/2024	$11,403	$10,252	$13,100	$15,349
3/31/2024	$11,605	$10,381	$13,431	$15,843
4/30/2024	$10,818	$9,543	$12,388	$15,196
5/31/2024	$11,598	$10,041	$13,015	$15,949
6/30/2024	$11,630	$9,803	$12,722	$16,521
7/31/2024	$12,127	$10,802	$14,232	$16,723
8/31/2024	$12,341	$10,597	$13,841	$17,128
9/30/2024	$12,435	$10,643	$13,776	$17,494
10/31/2024	$12,857	$11,028	$13,871	$17,335

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 8/28/20
Class F at NAV	49.78%	6.20%
Russell Micro Cap Growth Index	43.01%	2.37%
Russell Microcap Index	35.24%	8.15%
S&P 500 IndexFootnote Reference*	38.02%	14.08%

Performance Inception Date	Aug. 28, 2020
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 194,688,875
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,695,840
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$194,688,875
# of Portfolio Holdings	67
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$1,695,840

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.31%
Consumer Discretionary	9.53%
Consumer Staples	7.32%
Financials	6.22%
Health Care	35.51%
Industrials	15.01%
Information Technology	21.30%
Repurchase Agreements	0.39%
Money Market FundsFootnote Reference(a)	1.27%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019536
Shareholder Report [Line Items]
Fund Name	Lord Abbett Micro Cap Growth Fund
Class Name	Class I
Trading Symbol	LMIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Micro Cap Growth Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$140	1.12%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 49.78%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 43.01% of a securities market index with investment characteristics similar to those of the Fund, the Russell Micro Cap Growth Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased market expectations for further rate cuts in 2024. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to these expectations of rate cuts, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Health Care sector contributed to relative performance, led by an overweight allocation to Longboard Pharmaceuticals, Inc. Security selection within the Consumer Discretionary sector also contributed to relative performance, led by an overweight allocation to Sweetgreen, Inc.

Top detractors from performance: Security selection within the Financials sector detracted from relative performance, led by an overweight allocation to Remitly Global, Inc. Security selection within the Communication Services sector also detracted from relative performance, led by an overweight allocation to Yelp, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell Micro Cap Growth Index	Russell Microcap Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,285	$10,091	$9,957	$10,269
12/31/2014	$10,937	$10,683	$10,465	$10,243
1/31/2015	$10,597	$10,332	$10,033	$9,936
2/28/2015	$11,359	$10,971	$10,570	$10,507
3/31/2015	$11,739	$11,282	$10,794	$10,340
4/30/2015	$11,237	$10,961	$10,542	$10,440
5/31/2015	$12,045	$11,532	$10,860	$10,574
6/30/2015	$12,224	$11,855	$11,096	$10,369
7/31/2015	$12,207	$11,629	$10,742	$10,586
8/31/2015	$11,110	$10,739	$10,161	$9,948
9/30/2015	$10,233	$9,810	$9,567	$9,702
10/31/2015	$10,071	$10,424	$10,082	$10,520
11/30/2015	$10,680	$10,915	$10,466	$10,551
12/31/2015	$10,239	$10,271	$9,925	$10,385
1/31/2016	$8,596	$8,831	$8,899	$9,869
2/29/2016	$8,197	$8,746	$8,765	$9,856
3/31/2016	$8,840	$9,369	$9,386	$10,525
4/30/2016	$9,029	$9,597	$9,690	$10,566
5/31/2016	$9,323	$9,849	$9,816	$10,755
6/30/2016	$9,365	$9,666	$9,758	$10,783
7/31/2016	$10,197	$10,190	$10,269	$11,181
8/31/2016	$10,295	$10,391	$10,546	$11,196
9/30/2016	$10,729	$10,818	$10,856	$11,199
10/31/2016	$9,931	$9,941	$10,237	$10,994
11/30/2016	$10,694	$10,764	$11,427	$11,401
12/31/2016	$10,449	$10,976	$11,947	$11,627
1/31/2017	$10,708	$10,856	$11,767	$11,847
2/28/2017	$10,960	$11,079	$11,889	$12,318
3/31/2017	$11,386	$11,265	$11,992	$12,332
4/30/2017	$11,442	$11,389	$12,116	$12,459
5/31/2017	$11,421	$11,245	$11,838	$12,634
6/30/2017	$12,316	$11,861	$12,452	$12,713
7/31/2017	$12,820	$11,796	$12,383	$12,974
8/31/2017	$13,072	$11,890	$12,280	$13,014
9/30/2017	$13,995	$12,686	$13,281	$13,283
10/31/2017	$13,848	$12,522	$13,259	$13,593
11/30/2017	$13,874	$12,771	$13,584	$14,009
12/31/2017	$14,459	$12,804	$13,520	$14,165
1/31/2018	$15,157	$13,169	$13,852	$14,976
2/28/2018	$15,165	$12,865	$13,413	$14,424
3/31/2018	$15,230	$12,931	$13,612	$14,058
4/30/2018	$15,457	$13,046	$13,782	$14,112
5/31/2018	$17,057	$14,036	$14,777	$14,451
6/30/2018	$17,633	$14,190	$14,968	$14,540
7/31/2018	$17,032	$14,183	$14,959	$15,081
8/31/2018	$19,427	$15,178	$15,602	$15,573
9/30/2018	$19,403	$14,637	$15,093	$15,662
10/31/2018	$16,107	$12,658	$13,447	$14,591
11/30/2018	$16,387	$12,596	$13,362	$14,888
12/31/2018	$14,872	$10,988	$11,751	$13,544
1/31/2019	$16,631	$12,131	$12,984	$14,629
2/28/2019	$18,545	$12,937	$13,695	$15,099
3/31/2019	$18,235	$12,746	$13,291	$15,393
4/30/2019	$18,778	$12,860	$13,545	$16,016
5/31/2019	$17,859	$12,036	$12,626	$14,998
6/30/2019	$19,596	$12,801	$13,414	$16,055
7/31/2019	$19,264	$12,487	$13,231	$16,286
8/31/2019	$18,147	$11,757	$12,399	$16,028
9/30/2019	$16,874	$11,514	$12,682	$16,328
10/31/2019	$17,450	$11,794	$13,008	$16,681
11/30/2019	$19,016	$12,693	$13,611	$17,287
12/31/2019	$20,011	$13,551	$14,387	$17,809
1/31/2020	$20,346	$13,285	$13,717	$17,802
2/29/2020	$19,481	$12,583	$12,779	$16,336
3/31/2020	$15,153	$9,947	$9,785	$14,319
4/30/2020	$18,008	$11,827	$11,276	$16,154
5/31/2020	$20,876	$12,979	$12,023	$16,923
6/30/2020	$22,375	$13,811	$12,774	$17,260
7/31/2020	$23,537	$14,241	$12,910	$18,233
8/31/2020	$25,953	$15,017	$13,679	$19,544
9/30/2020	$26,289	$14,647	$13,246	$18,801
10/31/2020	$26,431	$14,430	$13,417	$18,301
11/30/2020	$31,681	$17,546	$16,159	$20,305
12/31/2020	$35,942	$18,989	$17,403	$21,085
1/31/2021	$38,761	$21,432	$19,877	$20,872
2/28/2021	$42,531	$22,909	$21,074	$21,448
3/31/2021	$40,384	$22,191	$21,560	$22,387
4/30/2021	$40,908	$21,994	$21,617	$23,582
5/31/2021	$38,499	$21,528	$21,971	$23,747
6/30/2021	$40,367	$22,896	$22,453	$24,301
7/31/2021	$38,204	$21,319	$21,215	$24,878
8/31/2021	$38,778	$21,890	$21,976	$25,635
9/30/2021	$36,581	$20,815	$21,335	$24,443
10/31/2021	$38,958	$21,025	$21,808	$26,155
11/30/2021	$36,860	$19,662	$20,664	$25,974
12/31/2021	$37,286	$19,156	$20,768	$27,138
1/31/2022	$30,714	$16,376	$18,738	$25,734
2/28/2022	$30,763	$16,392	$18,930	$24,963
3/31/2022	$30,878	$16,531	$19,191	$25,890
4/30/2022	$26,682	$14,214	$17,200	$23,632
5/31/2022	$25,863	$13,872	$17,133	$23,676
6/30/2022	$23,929	$12,827	$15,552	$21,721
7/31/2022	$26,518	$14,334	$17,102	$23,724
8/31/2022	$27,321	$14,451	$17,129	$22,757
9/30/2022	$25,912	$13,102	$15,477	$20,661
10/31/2022	$27,977	$14,169	$16,946	$22,334
11/30/2022	$27,665	$14,046	$16,931	$23,582
12/31/2022	$26,436	$13,455	$16,208	$22,223
1/31/2023	$28,747	$14,808	$17,805	$23,619
2/28/2023	$28,616	$14,401	$17,288	$23,043
3/31/2023	$27,928	$13,558	$15,750	$23,889
4/30/2023	$27,977	$13,374	$15,343	$24,262
5/31/2023	$28,583	$13,710	$15,559	$24,367
6/30/2023	$29,108	$14,419	$16,584	$25,977
7/31/2023	$30,075	$14,663	$17,469	$26,812
8/31/2023	$27,895	$13,736	$16,308	$26,385
9/30/2023	$25,207	$12,696	$15,268	$25,127
10/31/2023	$22,355	$11,625	$14,166	$24,599
11/30/2023	$25,469	$12,914	$15,507	$26,845
12/31/2023	$28,059	$14,681	$17,721	$28,065
1/31/2024	$27,698	$14,203	$17,034	$28,536
2/29/2024	$29,681	$15,456	$18,094	$30,060
3/31/2024	$30,222	$15,650	$18,551	$31,027
4/30/2024	$28,174	$14,387	$17,110	$29,760
5/31/2024	$30,206	$15,138	$17,977	$31,236
6/30/2024	$30,288	$14,779	$17,572	$32,356
7/31/2024	$31,583	$16,285	$19,658	$32,750
8/31/2024	$32,140	$15,976	$19,118	$33,545
9/30/2024	$32,386	$16,045	$19,028	$34,261
10/31/2024	$33,484	$16,625	$19,159	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	49.78%	13.92%	12.85%
Russell Micro Cap Growth Index	43.01%	7.11%	5.21%
Russell Microcap Index	35.24%	8.05%	6.72%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 194,688,875
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,695,840
InvestmentCompanyPortfolioTurnover	122.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$194,688,875
# of Portfolio Holdings	67
Portfolio Turnover Rate	122%
Total Advisory Fees Paid	$1,695,840

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	3.31%
Consumer Discretionary	9.53%
Consumer Staples	7.32%
Financials	6.22%
Health Care	35.51%
Industrials	15.01%
Information Technology	21.30%
Repurchase Agreements	0.39%
Money Market FundsFootnote Reference(a)	1.27%
Time DepositsFootnote Reference(a)	0.14%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019539
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class A
Trading Symbol	LVOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.18%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 31.76%, reflecting performance at the net asset value (NAV) of Class A shares, compared to the 33.08% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to YETI Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class A with load	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2014	$9,426	$10,000	$10,000	$10,000
11/30/2014	$9,677	$10,087	$10,012	$10,269
12/31/2014	$9,777	$10,224	$10,157	$10,243
1/31/2015	$9,512	$10,015	$9,900	$9,936
2/28/2015	$10,092	$10,612	$10,357	$10,507
3/31/2015	$10,177	$10,753	$10,463	$10,340
4/30/2015	$10,077	$10,564	$10,314	$10,440
5/31/2015	$10,157	$10,791	$10,440	$10,574
6/30/2015	$10,157	$10,716	$10,331	$10,369
7/31/2015	$10,177	$10,696	$10,177	$10,586
8/31/2015	$9,677	$10,063	$9,682	$9,948
9/30/2015	$9,337	$9,612	$9,340	$9,702
10/31/2015	$9,772	$10,150	$9,894	$10,520
11/30/2015	$9,829	$10,349	$10,061	$10,551
12/31/2015	$9,496	$9,928	$9,600	$10,385
1/31/2016	$9,001	$9,136	$9,011	$9,869
2/29/2016	$9,033	$9,200	$9,108	$9,856
3/31/2016	$9,781	$9,967	$9,920	$10,525
4/30/2016	$9,856	$10,113	$10,112	$10,566
5/31/2016	$10,061	$10,327	$10,291	$10,755
6/30/2016	$10,023	$10,323	$10,353	$10,783
7/31/2016	$10,367	$10,861	$10,824	$11,181
8/31/2016	$10,491	$10,948	$10,921	$11,196
9/30/2016	$10,453	$11,000	$10,992	$11,199
10/31/2016	$10,195	$10,554	$10,663	$10,994
11/30/2016	$10,990	$11,451	$11,686	$11,401
12/31/2016	$11,053	$11,674	$12,019	$11,627
1/31/2017	$11,166	$11,836	$12,085	$11,847
2/28/2017	$11,343	$12,121	$12,310	$12,318
3/31/2017	$11,189	$12,112	$12,214	$12,332
4/30/2017	$11,166	$12,206	$12,202	$12,459
5/31/2017	$11,212	$12,069	$11,937	$12,634
6/30/2017	$11,417	$12,371	$12,254	$12,713
7/31/2017	$11,423	$12,499	$12,349	$12,974
8/31/2017	$11,337	$12,395	$12,135	$13,014
9/30/2017	$11,685	$12,957	$12,723	$13,283
10/31/2017	$11,850	$13,158	$12,793	$13,593
11/30/2017	$12,138	$13,590	$13,211	$14,009
12/31/2017	$12,175	$13,636	$13,264	$14,165
1/31/2018	$12,423	$14,052	$13,431	$14,976
2/28/2018	$11,823	$13,474	$12,772	$14,424
3/31/2018	$11,859	$13,603	$12,912	$14,058
4/30/2018	$11,787	$13,636	$13,053	$14,112
5/31/2018	$12,187	$14,277	$13,589	$14,451
6/30/2018	$12,205	$14,380	$13,661	$14,540
7/31/2018	$12,568	$14,658	$13,933	$15,081
8/31/2018	$13,011	$15,287	$14,250	$15,573
9/30/2018	$13,011	$15,055	$14,027	$15,662
10/31/2018	$11,817	$13,527	$12,827	$14,591
11/30/2018	$12,000	$13,782	$13,070	$14,888
12/31/2018	$10,731	$12,272	$11,625	$13,544
1/31/2019	$11,713	$13,685	$12,924	$14,629
2/28/2019	$12,127	$14,331	$13,328	$15,099
3/31/2019	$12,006	$14,213	$13,150	$15,393
4/30/2019	$12,387	$14,711	$13,611	$16,016
5/31/2019	$11,412	$13,665	$12,584	$14,998
6/30/2019	$12,200	$14,634	$13,399	$16,055
7/31/2019	$12,187	$14,786	$13,486	$16,286
8/31/2019	$12,040	$14,195	$12,829	$16,028
9/30/2019	$12,360	$14,447	$13,416	$16,328
10/31/2019	$12,434	$14,723	$13,609	$16,681
11/30/2019	$12,869	$15,355	$13,943	$17,287
12/31/2019	$13,184	$15,680	$14,364	$17,809
1/31/2020	$13,064	$15,361	$13,841	$17,802
2/29/2020	$11,879	$14,073	$12,506	$16,336
3/31/2020	$9,839	$11,019	$9,388	$14,319
4/30/2020	$11,107	$12,623	$10,630	$16,154
5/31/2020	$11,909	$13,555	$11,115	$16,923
6/30/2020	$11,969	$13,947	$11,322	$17,260
7/31/2020	$12,501	$14,502	$11,663	$18,233
8/31/2020	$12,704	$15,159	$12,192	$19,544
9/30/2020	$12,471	$14,767	$11,723	$18,801
10/31/2020	$12,726	$15,035	$11,988	$18,301
11/30/2020	$14,386	$17,484	$14,085	$20,305
12/31/2020	$15,186	$18,815	$15,065	$21,085
1/31/2021	$15,138	$19,276	$15,398	$20,872
2/28/2021	$16,461	$20,533	$16,768	$21,448
3/31/2021	$16,968	$20,871	$17,600	$22,387
4/30/2021	$17,863	$21,705	$18,356	$23,582
5/31/2021	$17,761	$21,750	$18,728	$23,747
6/30/2021	$17,586	$22,007	$18,481	$24,301
7/31/2021	$17,879	$21,621	$18,210	$24,878
8/31/2021	$18,275	$22,112	$18,594	$25,635
9/30/2021	$17,840	$21,417	$18,099	$24,443
10/31/2021	$18,774	$22,467	$18,958	$26,155
11/30/2021	$18,303	$21,529	$18,298	$25,974
12/31/2021	$19,317	$22,235	$19,250	$27,138
1/31/2022	$17,611	$20,385	$18,272	$25,734
2/28/2022	$17,647	$20,614	$18,570	$24,963
3/31/2022	$17,432	$20,942	$18,961	$25,890
4/30/2022	$16,120	$19,158	$17,676	$23,632
5/31/2022	$16,336	$19,222	$18,014	$23,676
6/30/2022	$14,737	$17,386	$16,043	$21,721
7/31/2022	$16,147	$19,185	$17,596	$23,724
8/31/2022	$15,429	$18,675	$17,044	$22,757
9/30/2022	$13,938	$16,896	$15,320	$20,661
10/31/2022	$15,186	$18,517	$16,938	$22,334
11/30/2022	$15,899	$19,299	$17,789	$23,582
12/31/2022	$15,086	$18,151	$16,731	$22,223
1/31/2023	$16,321	$19,966	$18,403	$23,619
2/28/2023	$15,997	$19,497	$17,882	$23,043
3/31/2023	$15,654	$18,766	$16,965	$23,889
4/30/2023	$15,605	$18,522	$16,739	$24,262
5/31/2023	$15,292	$18,197	$16,261	$24,367
6/30/2023	$16,419	$19,747	$17,706	$25,977
7/31/2023	$17,026	$20,729	$18,744	$26,812
8/31/2023	$16,663	$19,915	$18,023	$26,385
9/30/2023	$15,939	$18,803	$17,058	$25,127
10/31/2023	$15,204	$17,661	$16,101	$24,599
11/30/2023	$16,311	$19,250	$17,562	$26,845
12/31/2023	$17,604	$21,314	$19,405	$28,065
1/31/2024	$17,455	$20,756	$18,861	$28,536
2/29/2024	$18,560	$21,885	$19,617	$30,060
3/31/2024	$19,356	$22,788	$20,583	$31,027
4/30/2024	$18,132	$21,262	$19,289	$29,760
5/31/2024	$19,028	$22,146	$20,102	$31,236
6/30/2024	$18,659	$21,814	$19,697	$32,356
7/31/2024	$19,993	$23,435	$21,292	$32,750
8/31/2024	$20,053	$23,375	$21,291	$33,545
9/30/2024	$20,272	$23,723	$21,593	$34,261
10/31/2024	$20,033	$23,503	$21,321	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A at NAV	31.76%	10.01%	7.83%
Class A with sales charge	24.16%	8.71%	7.19%
Russell 2500 Index	33.08%	9.81%	8.92%
Russell 2500 Value Index	32.42%	9.39%	7.87%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,361,566,024
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 9,178,716
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$1,361,566,024
# of Portfolio Holdings	66
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,178,716

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	10.13%
Consumer Staples	2.20%
Energy	5.46%
Financials	17.09%
Health Care	10.35%
Industrials	21.18%
Information Technology	17.32%
Materials	5.85%
Real Estate	3.77%
Utilities	2.51%
Repurchase Agreements	1.03%
Money Market FundsFootnote Reference(a)	1.42%
Time DepositsFootnote Reference(a)	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019541
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class C
Trading Symbol	LVOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$223	1.93%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 30.84%, reflecting performance at the net asset value (NAV) of Class C shares, compared to the 33.08% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to YETI Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class C with load	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,259	$10,087	$10,012	$10,269
12/31/2014	$10,355	$10,224	$10,157	$10,243
1/31/2015	$10,066	$10,015	$9,900	$9,936
2/28/2015	$10,673	$10,612	$10,357	$10,507
3/31/2015	$10,759	$10,753	$10,463	$10,340
4/30/2015	$10,645	$10,564	$10,314	$10,440
5/31/2015	$10,725	$10,791	$10,440	$10,574
6/30/2015	$10,719	$10,716	$10,331	$10,369
7/31/2015	$10,736	$10,696	$10,177	$10,586
8/31/2015	$10,196	$10,063	$9,682	$9,948
9/30/2015	$9,838	$9,612	$9,340	$9,702
10/31/2015	$10,287	$10,150	$9,894	$10,520
11/30/2015	$10,341	$10,349	$10,061	$10,551
12/31/2015	$9,984	$9,928	$9,600	$10,385
1/31/2016	$9,461	$9,136	$9,011	$9,869
2/29/2016	$9,485	$9,200	$9,108	$9,856
3/31/2016	$10,261	$9,967	$9,920	$10,525
4/30/2016	$10,341	$10,113	$10,112	$10,566
5/31/2016	$10,544	$10,327	$10,291	$10,755
6/30/2016	$10,501	$10,323	$10,353	$10,783
7/31/2016	$10,852	$10,861	$10,824	$11,181
8/31/2016	$10,975	$10,948	$10,921	$11,196
9/30/2016	$10,925	$11,000	$10,992	$11,199
10/31/2016	$10,655	$10,554	$10,663	$10,994
11/30/2016	$11,477	$11,451	$11,686	$11,401
12/31/2016	$11,536	$11,674	$12,019	$11,627
1/31/2017	$11,648	$11,836	$12,085	$11,847
2/28/2017	$11,825	$12,121	$12,310	$12,318
3/31/2017	$11,654	$12,112	$12,214	$12,332
4/30/2017	$11,622	$12,206	$12,202	$12,459
5/31/2017	$11,661	$12,069	$11,937	$12,634
6/30/2017	$11,864	$12,371	$12,254	$12,713
7/31/2017	$11,871	$12,499	$12,349	$12,974
8/31/2017	$11,772	$12,395	$12,135	$13,014
9/30/2017	$12,126	$12,957	$12,723	$13,283
10/31/2017	$12,290	$13,158	$12,793	$13,593
11/30/2017	$12,583	$13,590	$13,211	$14,009
12/31/2017	$12,611	$13,636	$13,264	$14,165
1/31/2018	$12,856	$14,052	$13,431	$14,976
2/28/2018	$12,232	$13,474	$12,772	$14,424
3/31/2018	$12,260	$13,603	$12,912	$14,058
4/30/2018	$12,175	$13,636	$13,053	$14,112
5/31/2018	$12,583	$14,277	$13,589	$14,451
6/30/2018	$12,590	$14,380	$13,661	$14,540
7/31/2018	$12,962	$14,658	$13,933	$15,081
8/31/2018	$13,404	$15,287	$14,250	$15,573
9/30/2018	$13,397	$15,055	$14,027	$15,662
10/31/2018	$12,161	$13,527	$12,827	$14,591
11/30/2018	$12,346	$13,782	$13,070	$14,888
12/31/2018	$11,030	$12,272	$11,625	$13,544
1/31/2019	$12,033	$13,685	$12,924	$14,629
2/28/2019	$12,448	$14,331	$13,328	$15,099
3/31/2019	$12,323	$14,213	$13,150	$15,393
4/30/2019	$12,707	$14,711	$13,611	$16,016
5/31/2019	$11,696	$13,665	$12,584	$14,998
6/30/2019	$12,495	$14,634	$13,399	$16,055
7/31/2019	$12,472	$14,786	$13,486	$16,286
8/31/2019	$12,315	$14,195	$12,829	$16,028
9/30/2019	$12,636	$14,447	$13,416	$16,328
10/31/2019	$12,707	$14,723	$13,609	$16,681
11/30/2019	$13,138	$15,355	$13,943	$17,287
12/31/2019	$13,450	$15,680	$14,364	$17,809
1/31/2020	$13,326	$15,361	$13,841	$17,802
2/29/2020	$12,104	$14,073	$12,506	$16,336
3/31/2020	$10,017	$11,019	$9,388	$14,319
4/30/2020	$11,301	$12,623	$10,630	$16,154
5/31/2020	$12,121	$13,555	$11,115	$16,923
6/30/2020	$12,166	$13,947	$11,322	$17,260
7/31/2020	$12,701	$14,502	$11,663	$18,233
8/31/2020	$12,897	$15,159	$12,192	$19,544
9/30/2020	$12,657	$14,767	$11,723	$18,801
10/31/2020	$12,906	$15,035	$11,988	$18,301
11/30/2020	$14,581	$17,484	$14,085	$20,305
12/31/2020	$15,378	$18,815	$15,065	$21,085
1/31/2021	$15,321	$19,276	$15,398	$20,872
2/28/2021	$16,659	$20,533	$16,768	$21,448
3/31/2021	$17,152	$20,871	$17,600	$22,387
4/30/2021	$18,044	$21,705	$18,356	$23,582
5/31/2021	$17,930	$21,750	$18,728	$23,747
6/30/2021	$17,750	$22,007	$18,481	$24,301
7/31/2021	$18,035	$21,621	$18,210	$24,878
8/31/2021	$18,414	$22,112	$18,594	$25,635
9/30/2021	$17,968	$21,417	$18,099	$24,443
10/31/2021	$18,898	$22,467	$18,958	$26,155
11/30/2021	$18,409	$21,529	$18,298	$25,974
12/31/2021	$19,413	$22,235	$19,250	$27,138
1/31/2022	$17,692	$20,385	$18,272	$25,734
2/28/2022	$17,725	$20,614	$18,570	$24,963
3/31/2022	$17,493	$20,942	$18,961	$25,890
4/30/2022	$16,169	$19,158	$17,676	$23,632
5/31/2022	$16,367	$19,222	$18,014	$23,676
6/30/2022	$14,756	$17,386	$16,043	$21,721
7/31/2022	$16,169	$19,185	$17,596	$23,724
8/31/2022	$15,440	$18,675	$17,044	$22,757
9/30/2022	$13,928	$16,896	$15,320	$20,661
10/31/2022	$15,175	$18,517	$16,938	$22,334
11/30/2022	$15,874	$19,299	$17,789	$23,582
12/31/2022	$15,045	$18,151	$16,731	$22,223
1/31/2023	$16,276	$19,966	$18,403	$23,619
2/28/2023	$15,947	$19,497	$17,882	$23,043
3/31/2023	$15,594	$18,766	$16,965	$23,889
4/30/2023	$15,533	$18,522	$16,739	$24,262
5/31/2023	$15,203	$18,197	$16,261	$24,367
6/30/2023	$16,325	$19,747	$17,706	$25,977
7/31/2023	$16,910	$20,729	$18,744	$26,812
8/31/2023	$16,544	$19,915	$18,023	$26,385
9/30/2023	$15,813	$18,803	$17,058	$25,127
10/31/2023	$15,069	$17,661	$16,101	$24,599
11/30/2023	$16,165	$19,250	$17,562	$26,845
12/31/2023	$17,432	$21,314	$19,405	$28,065
1/31/2024	$17,270	$20,756	$18,861	$28,536
2/29/2024	$18,350	$21,885	$19,617	$30,060
3/31/2024	$19,133	$22,788	$20,583	$31,027
4/30/2024	$17,903	$21,262	$19,289	$29,760
5/31/2024	$18,785	$22,146	$20,102	$31,236
6/30/2024	$18,413	$21,814	$19,697	$32,356
7/31/2024	$19,716	$23,435	$21,292	$32,750
8/31/2024	$19,766	$23,375	$21,291	$33,545
9/30/2024	$19,952	$23,723	$21,593	$34,261
10/31/2024	$19,716	$23,503	$21,321	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class C at NAV	30.84%	9.18%	7.02%
Class C with sales charge	29.84%	9.18%	7.02%
Russell 2500 Index	33.08%	9.81%	8.92%
Russell 2500 Value Index	32.42%	9.39%	7.87%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,361,566,024
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 9,178,716
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$1,361,566,024
# of Portfolio Holdings	66
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,178,716

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	10.13%
Consumer Staples	2.20%
Energy	5.46%
Financials	17.09%
Health Care	10.35%
Industrials	21.18%
Information Technology	17.32%
Materials	5.85%
Real Estate	3.77%
Utilities	2.51%
Repurchase Agreements	1.03%
Money Market FundsFootnote Reference(a)	1.42%
Time DepositsFootnote Reference(a)	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054934
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class F
Trading Symbol	LVOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$119	1.03%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 31.96%, reflecting performance at the net asset value (NAV) of Class F shares, compared to the 33.08% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to YETI Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,269	$10,087	$10,012	$10,269
12/31/2014	$10,373	$10,224	$10,157	$10,243
1/31/2015	$10,091	$10,015	$9,900	$9,936
2/28/2015	$10,708	$10,612	$10,357	$10,507
3/31/2015	$10,802	$10,753	$10,463	$10,340
4/30/2015	$10,692	$10,564	$10,314	$10,440
5/31/2015	$10,781	$10,791	$10,440	$10,574
6/30/2015	$10,781	$10,716	$10,331	$10,369
7/31/2015	$10,808	$10,696	$10,177	$10,586
8/31/2015	$10,274	$10,063	$9,682	$9,948
9/30/2015	$9,918	$9,612	$9,340	$9,702
10/31/2015	$10,384	$10,150	$9,894	$10,520
11/30/2015	$10,444	$10,349	$10,061	$10,551
12/31/2015	$10,089	$9,928	$9,600	$10,385
1/31/2016	$9,566	$9,136	$9,011	$9,869
2/29/2016	$9,600	$9,200	$9,108	$9,856
3/31/2016	$10,393	$9,967	$9,920	$10,525
4/30/2016	$10,478	$10,113	$10,112	$10,566
5/31/2016	$10,697	$10,327	$10,291	$10,755
6/30/2016	$10,658	$10,323	$10,353	$10,783
7/31/2016	$11,023	$10,861	$10,824	$11,181
8/31/2016	$11,158	$10,948	$10,921	$11,196
9/30/2016	$11,119	$11,000	$10,992	$11,199
10/31/2016	$10,849	$10,554	$10,663	$10,994
11/30/2016	$11,692	$11,451	$11,686	$11,401
12/31/2016	$11,764	$11,674	$12,019	$11,627
1/31/2017	$11,883	$11,836	$12,085	$11,847
2/28/2017	$12,073	$12,121	$12,310	$12,318
3/31/2017	$11,907	$12,112	$12,214	$12,332
4/30/2017	$11,889	$12,206	$12,202	$12,459
5/31/2017	$11,936	$12,069	$11,937	$12,634
6/30/2017	$12,157	$12,371	$12,254	$12,713
7/31/2017	$12,163	$12,499	$12,349	$12,974
8/31/2017	$12,073	$12,395	$12,135	$13,014
9/30/2017	$12,449	$12,957	$12,723	$13,283
10/31/2017	$12,622	$13,158	$12,793	$13,593
11/30/2017	$12,934	$13,590	$13,211	$14,009
12/31/2017	$12,972	$13,636	$13,264	$14,165
1/31/2018	$13,238	$14,052	$13,431	$14,976
2/28/2018	$12,605	$13,474	$12,772	$14,424
3/31/2018	$12,643	$13,603	$12,912	$14,058
4/30/2018	$12,567	$13,636	$13,053	$14,112
5/31/2018	$12,991	$14,277	$13,589	$14,451
6/30/2018	$13,016	$14,380	$13,661	$14,540
7/31/2018	$13,403	$14,658	$13,933	$15,081
8/31/2018	$13,878	$15,287	$14,250	$15,573
9/30/2018	$13,878	$15,055	$14,027	$15,662
10/31/2018	$12,617	$13,527	$12,827	$14,591
11/30/2018	$12,815	$13,782	$13,070	$14,888
12/31/2018	$11,462	$12,272	$11,625	$13,544
1/31/2019	$12,508	$13,685	$12,924	$14,629
2/28/2019	$12,948	$14,331	$13,328	$15,099
3/31/2019	$12,829	$14,213	$13,150	$15,393
4/30/2019	$13,234	$14,711	$13,611	$16,016
5/31/2019	$12,194	$13,665	$12,584	$14,998
6/30/2019	$13,039	$14,634	$13,399	$16,055
7/31/2019	$13,025	$14,786	$13,486	$16,286
8/31/2019	$12,864	$14,195	$12,829	$16,028
9/30/2019	$13,213	$14,447	$13,416	$16,328
10/31/2019	$13,297	$14,723	$13,609	$16,681
11/30/2019	$13,763	$15,355	$13,943	$17,287
12/31/2019	$14,099	$15,680	$14,364	$17,809
1/31/2020	$13,974	$15,361	$13,841	$17,802
2/29/2020	$12,706	$14,073	$12,506	$16,336
3/31/2020	$10,523	$11,019	$9,388	$14,319
4/30/2020	$11,885	$12,623	$10,630	$16,154
5/31/2020	$12,746	$13,555	$11,115	$16,923
6/30/2020	$12,808	$13,947	$11,322	$17,260
7/31/2020	$13,379	$14,502	$11,663	$18,233
8/31/2020	$13,606	$15,159	$12,192	$19,544
9/30/2020	$13,356	$14,767	$11,723	$18,801
10/31/2020	$13,630	$15,035	$11,988	$18,301
11/30/2020	$15,412	$17,484	$14,085	$20,305
12/31/2020	$16,263	$18,815	$15,065	$21,085
1/31/2021	$16,214	$19,276	$15,398	$20,872
2/28/2021	$17,635	$20,533	$16,768	$21,448
3/31/2021	$18,181	$20,871	$17,600	$22,387
4/30/2021	$19,148	$21,705	$18,356	$23,582
5/31/2021	$19,040	$21,750	$18,728	$23,747
6/30/2021	$18,850	$22,007	$18,481	$24,301
7/31/2021	$19,164	$21,621	$18,210	$24,878
8/31/2021	$19,594	$22,112	$18,594	$25,635
9/30/2021	$19,123	$21,417	$18,099	$24,443
10/31/2021	$20,139	$22,467	$18,958	$26,155
11/30/2021	$19,630	$21,529	$18,298	$25,974
12/31/2021	$20,714	$22,235	$19,250	$27,138
1/31/2022	$18,891	$20,385	$18,272	$25,734
2/28/2022	$18,938	$20,614	$18,570	$24,963
3/31/2022	$18,704	$20,942	$18,961	$25,890
4/30/2022	$17,302	$19,158	$17,676	$23,632
5/31/2022	$17,536	$19,222	$18,014	$23,676
6/30/2022	$15,816	$17,386	$16,043	$21,721
7/31/2022	$17,340	$19,185	$17,596	$23,724
8/31/2022	$16,573	$18,675	$17,044	$22,757
9/30/2022	$14,965	$16,896	$15,320	$20,661
10/31/2022	$16,311	$18,517	$16,938	$22,334
11/30/2022	$17,082	$19,299	$17,789	$23,582
12/31/2022	$16,206	$18,151	$16,731	$22,223
1/31/2023	$17,530	$19,966	$18,403	$23,619
2/28/2023	$17,184	$19,497	$17,882	$23,043
3/31/2023	$16,827	$18,766	$16,965	$23,889
4/30/2023	$16,776	$18,522	$16,739	$24,262
5/31/2023	$16,441	$18,197	$16,261	$24,367
6/30/2023	$17,652	$19,747	$17,706	$25,977
7/31/2023	$18,303	$20,729	$18,744	$26,812
8/31/2023	$17,917	$19,915	$18,023	$26,385
9/30/2023	$17,143	$18,803	$17,058	$25,127
10/31/2023	$16,349	$17,661	$16,101	$24,599
11/30/2023	$17,550	$19,250	$17,562	$26,845
12/31/2023	$18,936	$21,314	$19,405	$28,065
1/31/2024	$18,781	$20,756	$18,861	$28,536
2/29/2024	$19,971	$21,885	$19,617	$30,060
3/31/2024	$20,830	$22,788	$20,583	$31,027
4/30/2024	$19,516	$21,262	$19,289	$29,760
5/31/2024	$20,488	$22,146	$20,102	$31,236
6/30/2024	$20,095	$21,814	$19,697	$32,356
7/31/2024	$21,533	$23,435	$21,292	$32,750
8/31/2024	$21,595	$23,375	$21,291	$33,545
9/30/2024	$21,833	$23,723	$21,593	$34,261
10/31/2024	$21,575	$23,503	$21,321	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class F at NAV	31.96%	10.16%	7.99%
Russell 2500 Index	33.08%	9.81%	8.92%
Russell 2500 Value Index	32.42%	9.39%	7.87%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,361,566,024
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 9,178,716
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$1,361,566,024
# of Portfolio Holdings	66
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,178,716

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	10.13%
Consumer Staples	2.20%
Energy	5.46%
Financials	17.09%
Health Care	10.35%
Industrials	21.18%
Information Technology	17.32%
Materials	5.85%
Real Estate	3.77%
Utilities	2.51%
Repurchase Agreements	1.03%
Money Market FundsFootnote Reference(a)	1.42%
Time DepositsFootnote Reference(a)	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000184535
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class F3
Trading Symbol	LVOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$96	0.83%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 32.28%, reflecting performance at the net asset value (NAV) of Class F3 shares, compared to the 33.08% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to YETI Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class F3	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
4/4/2017	$10,000	$10,000	$10,000	$10,000
4/30/2017	$10,054	$10,172	$10,057	$10,112
5/31/2017	$10,099	$10,058	$9,839	$10,254
6/30/2017	$10,286	$10,309	$10,100	$10,318
7/31/2017	$10,296	$10,416	$10,178	$10,530
8/31/2017	$10,222	$10,330	$10,002	$10,562
9/30/2017	$10,538	$10,798	$10,487	$10,780
10/31/2017	$10,691	$10,965	$10,544	$11,032
11/30/2017	$10,958	$11,326	$10,890	$11,370
12/31/2017	$10,995	$11,364	$10,933	$11,496
1/31/2018	$11,220	$11,710	$11,071	$12,155
2/28/2018	$10,685	$11,229	$10,527	$11,707
3/31/2018	$10,716	$11,337	$10,643	$11,409
4/30/2018	$10,653	$11,363	$10,759	$11,453
5/31/2018	$11,016	$11,898	$11,201	$11,729
6/30/2018	$11,037	$11,984	$11,260	$11,801
7/31/2018	$11,373	$12,216	$11,484	$12,240
8/31/2018	$11,772	$12,740	$11,745	$12,639
9/30/2018	$11,777	$12,547	$11,561	$12,711
10/31/2018	$10,706	$11,273	$10,573	$11,842
11/30/2018	$10,879	$11,486	$10,773	$12,083
12/31/2018	$9,728	$10,227	$9,582	$10,992
1/31/2019	$10,624	$11,405	$10,653	$11,873
2/28/2019	$10,994	$11,943	$10,985	$12,254
3/31/2019	$10,896	$11,845	$10,839	$12,493
4/30/2019	$11,243	$12,260	$11,219	$12,998
5/31/2019	$10,358	$11,388	$10,373	$12,172
6/30/2019	$11,081	$12,196	$11,044	$13,030
7/31/2019	$11,069	$12,322	$11,116	$13,218
8/31/2019	$10,936	$11,829	$10,574	$13,008
9/30/2019	$11,237	$12,039	$11,058	$13,252
10/31/2019	$11,306	$12,270	$11,218	$13,539
11/30/2019	$11,708	$12,796	$11,493	$14,030
12/31/2019	$11,992	$13,067	$11,840	$14,453
1/31/2020	$11,889	$12,801	$11,408	$14,448
2/29/2020	$10,808	$11,728	$10,308	$13,258
3/31/2020	$8,957	$9,183	$7,738	$11,621
4/30/2020	$10,116	$10,519	$8,762	$13,111
5/31/2020	$10,853	$11,296	$9,162	$13,735
6/30/2020	$10,912	$11,623	$9,332	$14,008
7/31/2020	$11,397	$12,086	$9,613	$14,798
8/31/2020	$11,585	$12,633	$10,049	$15,862
9/30/2020	$11,378	$12,306	$9,663	$15,259
10/31/2020	$11,611	$12,529	$9,881	$14,853
11/30/2020	$13,131	$14,570	$11,610	$16,479
12/31/2020	$13,862	$15,679	$12,417	$17,113
1/31/2021	$13,821	$16,063	$12,691	$16,940
2/28/2021	$15,037	$17,111	$13,821	$17,407
3/31/2021	$15,502	$17,393	$14,507	$18,169
4/30/2021	$16,329	$18,088	$15,130	$19,139
5/31/2021	$16,240	$18,125	$15,437	$19,273
6/30/2021	$16,083	$18,339	$15,233	$19,723
7/31/2021	$16,356	$18,018	$15,010	$20,191
8/31/2021	$16,725	$18,427	$15,326	$20,805
9/30/2021	$16,322	$17,848	$14,918	$19,838
10/31/2021	$17,190	$18,723	$15,626	$21,227
11/30/2021	$16,758	$17,942	$15,082	$21,080
12/31/2021	$17,690	$18,530	$15,867	$22,025
1/31/2022	$16,134	$16,988	$15,060	$20,885
2/28/2022	$16,172	$17,179	$15,306	$20,260
3/31/2022	$15,980	$17,452	$15,629	$21,012
4/30/2022	$14,785	$15,965	$14,569	$19,180
5/31/2022	$14,986	$16,019	$14,848	$19,215
6/30/2022	$13,522	$14,489	$13,223	$17,629
7/31/2022	$14,824	$15,988	$14,503	$19,254
8/31/2022	$14,169	$15,563	$14,048	$18,469
9/30/2022	$12,798	$14,080	$12,628	$16,768
10/31/2022	$13,953	$15,431	$13,961	$18,126
11/30/2022	$14,612	$16,083	$14,662	$19,139
12/31/2022	$13,866	$15,126	$13,791	$18,036
1/31/2023	$15,006	$16,639	$15,169	$19,169
2/28/2023	$14,712	$16,248	$14,739	$18,702
3/31/2023	$14,402	$15,639	$13,983	$19,388
4/30/2023	$14,360	$15,435	$13,797	$19,691
5/31/2023	$14,076	$15,164	$13,403	$19,777
6/30/2023	$15,115	$16,456	$14,594	$21,083
7/31/2023	$15,676	$17,274	$15,450	$21,761
8/31/2023	$15,349	$16,596	$14,855	$21,414
9/30/2023	$14,687	$15,669	$14,060	$20,393
10/31/2023	$14,009	$14,718	$13,271	$19,964
11/30/2023	$15,044	$16,042	$14,476	$21,788
12/31/2023	$16,237	$17,762	$15,995	$22,777
1/31/2024	$16,101	$17,297	$15,546	$23,160
2/29/2024	$17,124	$18,238	$16,169	$24,397
3/31/2024	$17,865	$18,991	$16,966	$25,182
4/30/2024	$16,740	$17,719	$15,899	$24,153
5/31/2024	$17,575	$18,456	$16,569	$25,351
6/30/2024	$17,243	$18,179	$16,235	$26,260
7/31/2024	$18,479	$19,530	$17,550	$26,580
8/31/2024	$18,538	$19,479	$17,549	$27,225
9/30/2024	$18,743	$19,769	$17,798	$27,806
10/31/2024	$18,530	$19,586	$17,574	$27,554

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	32.28%	10.38%	8.48%
Russell 2500 Index	33.08%	9.81%	9.28%
Russell 2500 Value Index	32.42%	9.39%	7.73%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	14.32%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,361,566,024
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 9,178,716
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$1,361,566,024
# of Portfolio Holdings	66
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,178,716

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	10.13%
Consumer Staples	2.20%
Energy	5.46%
Financials	17.09%
Health Care	10.35%
Industrials	21.18%
Information Technology	17.32%
Materials	5.85%
Real Estate	3.77%
Utilities	2.51%
Repurchase Agreements	1.03%
Money Market FundsFootnote Reference(a)	1.42%
Time DepositsFootnote Reference(a)	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019543
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class I
Trading Symbol	LVOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	0.93%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 32.08%, reflecting performance at the net asset value (NAV) of Class I shares, compared to the 33.08% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to YETI Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class I	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,270	$10,087	$10,012	$10,269
12/31/2014	$10,373	$10,224	$10,157	$10,243
1/31/2015	$10,095	$10,015	$9,900	$9,936
2/28/2015	$10,713	$10,612	$10,357	$10,507
3/31/2015	$10,806	$10,753	$10,463	$10,340
4/30/2015	$10,703	$10,564	$10,314	$10,440
5/31/2015	$10,791	$10,791	$10,440	$10,574
6/30/2015	$10,791	$10,716	$10,331	$10,369
7/31/2015	$10,816	$10,696	$10,177	$10,586
8/31/2015	$10,285	$10,063	$9,682	$9,948
9/30/2015	$9,930	$9,612	$9,340	$9,702
10/31/2015	$10,394	$10,150	$9,894	$10,520
11/30/2015	$10,453	$10,349	$10,061	$10,551
12/31/2015	$10,098	$9,928	$9,600	$10,385
1/31/2016	$9,577	$9,136	$9,011	$9,869
2/29/2016	$9,616	$9,200	$9,108	$9,856
3/31/2016	$10,408	$9,967	$9,920	$10,525
4/30/2016	$10,497	$10,113	$10,112	$10,566
5/31/2016	$10,713	$10,327	$10,291	$10,755
6/30/2016	$10,680	$10,323	$10,353	$10,783
7/31/2016	$11,045	$10,861	$10,824	$11,181
8/31/2016	$11,178	$10,948	$10,921	$11,196
9/30/2016	$11,140	$11,000	$10,992	$11,199
10/31/2016	$10,868	$10,554	$10,663	$10,994
11/30/2016	$11,718	$11,451	$11,686	$11,401
12/31/2016	$11,788	$11,674	$12,019	$11,627
1/31/2017	$11,912	$11,836	$12,085	$11,847
2/28/2017	$12,099	$12,121	$12,310	$12,318
3/31/2017	$11,941	$12,112	$12,214	$12,332
4/30/2017	$11,918	$12,206	$12,202	$12,459
5/31/2017	$11,970	$12,069	$11,937	$12,634
6/30/2017	$12,187	$12,371	$12,254	$12,713
7/31/2017	$12,199	$12,499	$12,349	$12,974
8/31/2017	$12,111	$12,395	$12,135	$13,014
9/30/2017	$12,486	$12,957	$12,723	$13,283
10/31/2017	$12,662	$13,158	$12,793	$13,593
11/30/2017	$12,972	$13,590	$13,211	$14,009
12/31/2017	$13,016	$13,636	$13,264	$14,165
1/31/2018	$13,284	$14,052	$13,431	$14,976
2/28/2018	$12,648	$13,474	$12,772	$14,424
3/31/2018	$12,685	$13,603	$12,912	$14,058
4/30/2018	$12,610	$13,636	$13,053	$14,112
5/31/2018	$13,041	$14,277	$13,589	$14,451
6/30/2018	$13,066	$14,380	$13,661	$14,540
7/31/2018	$13,459	$14,658	$13,933	$15,081
8/31/2018	$13,933	$15,287	$14,250	$15,573
9/30/2018	$13,939	$15,055	$14,027	$15,662
10/31/2018	$12,660	$13,527	$12,827	$14,591
11/30/2018	$12,863	$13,782	$13,070	$14,888
12/31/2018	$11,503	$12,272	$11,625	$13,544
1/31/2019	$12,561	$13,685	$12,924	$14,629
2/28/2019	$13,000	$14,331	$13,328	$15,099
3/31/2019	$12,877	$14,213	$13,150	$15,393
4/30/2019	$13,289	$14,711	$13,611	$16,016
5/31/2019	$12,245	$13,665	$12,584	$14,998
6/30/2019	$13,097	$14,634	$13,399	$16,055
7/31/2019	$13,083	$14,786	$13,486	$16,286
8/31/2019	$12,925	$14,195	$12,829	$16,028
9/30/2019	$13,275	$14,447	$13,416	$16,328
10/31/2019	$13,358	$14,723	$13,609	$16,681
11/30/2019	$13,825	$15,355	$13,943	$17,287
12/31/2019	$14,163	$15,680	$14,364	$17,809
1/31/2020	$14,040	$15,361	$13,841	$17,802
2/29/2020	$12,763	$14,073	$12,506	$16,336
3/31/2020	$10,578	$11,019	$9,388	$14,319
4/30/2020	$11,940	$12,623	$10,630	$16,154
5/31/2020	$12,809	$13,555	$11,115	$16,923
6/30/2020	$12,879	$13,947	$11,322	$17,260
7/31/2020	$13,448	$14,502	$11,663	$18,233
8/31/2020	$13,679	$15,159	$12,192	$19,544
9/30/2020	$13,425	$14,767	$11,723	$18,801
10/31/2020	$13,702	$15,035	$11,988	$18,301
11/30/2020	$15,500	$17,484	$14,085	$20,305
12/31/2020	$16,353	$18,815	$15,065	$21,085
1/31/2021	$16,312	$19,276	$15,398	$20,872
2/28/2021	$17,742	$20,533	$16,768	$21,448
3/31/2021	$18,286	$20,871	$17,600	$22,387
4/30/2021	$19,261	$21,705	$18,356	$23,582
5/31/2021	$19,156	$21,750	$18,728	$23,747
6/30/2021	$18,969	$22,007	$18,481	$24,301
7/31/2021	$19,286	$21,621	$18,210	$24,878
8/31/2021	$19,716	$22,112	$18,594	$25,635
9/30/2021	$19,253	$21,417	$18,099	$24,443
10/31/2021	$20,268	$22,467	$18,958	$26,155
11/30/2021	$19,762	$21,529	$18,298	$25,974
12/31/2021	$20,853	$22,235	$19,250	$27,138
1/31/2022	$19,028	$20,385	$18,272	$25,734
2/28/2022	$19,065	$20,614	$18,570	$24,963
3/31/2022	$18,836	$20,942	$18,961	$25,890
4/30/2022	$17,423	$19,158	$17,676	$23,632
5/31/2022	$17,662	$19,222	$18,014	$23,676
6/30/2022	$15,938	$17,386	$16,043	$21,721
7/31/2022	$17,469	$19,185	$17,596	$23,724
8/31/2022	$16,699	$18,675	$17,044	$22,757
9/30/2022	$15,085	$16,896	$15,320	$20,661
10/31/2022	$16,442	$18,517	$16,938	$22,334
11/30/2022	$17,214	$19,299	$17,789	$23,582
12/31/2022	$16,326	$18,151	$16,731	$22,223
1/31/2023	$17,673	$19,966	$18,403	$23,619
2/28/2023	$17,324	$19,497	$17,882	$23,043
3/31/2023	$16,955	$18,766	$16,965	$23,889
4/30/2023	$16,915	$18,522	$16,739	$24,262
5/31/2023	$16,576	$18,197	$16,261	$24,367
6/30/2023	$17,803	$19,747	$17,706	$25,977
7/31/2023	$18,452	$20,729	$18,744	$26,812
8/31/2023	$18,072	$19,915	$18,023	$26,385
9/30/2023	$17,284	$18,803	$17,058	$25,127
10/31/2023	$16,496	$17,661	$16,101	$24,599
11/30/2023	$17,707	$19,250	$17,562	$26,845
12/31/2023	$19,108	$21,314	$19,405	$28,065
1/31/2024	$18,945	$20,756	$18,861	$28,536
2/29/2024	$20,144	$21,885	$19,617	$30,060
3/31/2024	$21,017	$22,788	$20,583	$31,027
4/30/2024	$19,697	$21,262	$19,289	$29,760
5/31/2024	$20,671	$22,146	$20,102	$31,236
6/30/2024	$20,276	$21,814	$19,697	$32,356
7/31/2024	$21,738	$23,435	$21,292	$32,750
8/31/2024	$21,798	$23,375	$21,291	$33,545
9/30/2024	$22,042	$23,723	$21,593	$34,261
10/31/2024	$21,788	$23,503	$21,321	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I at NAV	32.08%	10.28%	8.10%
Russell 2500 Index	33.08%	9.81%	8.92%
Russell 2500 Value Index	32.42%	9.39%	7.87%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,361,566,024
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 9,178,716
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$1,361,566,024
# of Portfolio Holdings	66
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,178,716

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	10.13%
Consumer Staples	2.20%
Energy	5.46%
Financials	17.09%
Health Care	10.35%
Industrials	21.18%
Information Technology	17.32%
Materials	5.85%
Real Estate	3.77%
Utilities	2.51%
Repurchase Agreements	1.03%
Money Market FundsFootnote Reference(a)	1.42%
Time DepositsFootnote Reference(a)	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000019542
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class P
Trading Symbol	LVOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$160	1.38%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 31.53%, reflecting performance at the net asset value (NAV) of Class P shares, compared to the 33.08% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to YETI Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class P	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,264	$10,087	$10,012	$10,269
12/31/2014	$10,366	$10,224	$10,157	$10,243
1/31/2015	$10,082	$10,015	$9,900	$9,936
2/28/2015	$10,697	$10,612	$10,357	$10,507
3/31/2015	$10,788	$10,753	$10,463	$10,340
4/30/2015	$10,676	$10,564	$10,314	$10,440
5/31/2015	$10,761	$10,791	$10,440	$10,574
6/30/2015	$10,761	$10,716	$10,331	$10,369
7/31/2015	$10,783	$10,696	$10,177	$10,586
8/31/2015	$10,248	$10,063	$9,682	$9,948
9/30/2015	$9,890	$9,612	$9,340	$9,702
10/31/2015	$10,350	$10,150	$9,894	$10,520
11/30/2015	$10,406	$10,349	$10,061	$10,551
12/31/2015	$10,048	$9,928	$9,600	$10,385
1/31/2016	$9,524	$9,136	$9,011	$9,869
2/29/2016	$9,559	$9,200	$9,108	$9,856
3/31/2016	$10,348	$9,967	$9,920	$10,525
4/30/2016	$10,423	$10,113	$10,112	$10,566
5/31/2016	$10,642	$10,327	$10,291	$10,755
6/30/2016	$10,596	$10,323	$10,353	$10,783
7/31/2016	$10,959	$10,861	$10,824	$11,181
8/31/2016	$11,085	$10,948	$10,921	$11,196
9/30/2016	$11,045	$11,000	$10,992	$11,199
10/31/2016	$10,774	$10,554	$10,663	$10,994
11/30/2016	$11,614	$11,451	$11,686	$11,401
12/31/2016	$11,675	$11,674	$12,019	$11,627
1/31/2017	$11,791	$11,836	$12,085	$11,847
2/28/2017	$11,974	$12,121	$12,310	$12,318
3/31/2017	$11,810	$12,112	$12,214	$12,332
4/30/2017	$11,785	$12,206	$12,202	$12,459
5/31/2017	$11,828	$12,069	$11,937	$12,634
6/30/2017	$12,042	$12,371	$12,254	$12,713
7/31/2017	$12,048	$12,499	$12,349	$12,974
8/31/2017	$11,956	$12,395	$12,135	$13,014
9/30/2017	$12,322	$12,957	$12,723	$13,283
10/31/2017	$12,493	$13,158	$12,793	$13,593
11/30/2017	$12,796	$13,590	$13,211	$14,009
12/31/2017	$12,835	$13,636	$13,264	$14,165
1/31/2018	$13,089	$14,052	$13,431	$14,976
2/28/2018	$12,458	$13,474	$12,772	$14,424
3/31/2018	$12,490	$13,603	$12,912	$14,058
4/30/2018	$12,419	$13,636	$13,053	$14,112
5/31/2018	$12,835	$14,277	$13,589	$14,451
6/30/2018	$12,848	$14,380	$13,661	$14,540
7/31/2018	$13,232	$14,658	$13,933	$15,081
8/31/2018	$13,693	$15,287	$14,250	$15,573
9/30/2018	$13,693	$15,055	$14,027	$15,662
10/31/2018	$12,432	$13,527	$12,827	$14,591
11/30/2018	$12,629	$13,782	$13,070	$14,888
12/31/2018	$11,287	$12,272	$11,625	$13,544
1/31/2019	$12,321	$13,685	$12,924	$14,629
2/28/2019	$12,751	$14,331	$13,328	$15,099
3/31/2019	$12,622	$14,213	$13,150	$15,393
4/30/2019	$13,024	$14,711	$13,611	$16,016
5/31/2019	$11,991	$13,665	$12,584	$14,998
6/30/2019	$12,823	$14,634	$13,399	$16,055
7/31/2019	$12,801	$14,786	$13,486	$16,286
8/31/2019	$12,644	$14,195	$12,829	$16,028
9/30/2019	$12,988	$14,447	$13,416	$16,328
10/31/2019	$13,060	$14,723	$13,609	$16,681
11/30/2019	$13,513	$15,355	$13,943	$17,287
12/31/2019	$13,844	$15,680	$14,364	$17,809
1/31/2020	$13,715	$15,361	$13,841	$17,802
2/29/2020	$12,465	$14,073	$12,506	$16,336
3/31/2020	$10,320	$11,019	$9,388	$14,319
4/30/2020	$11,651	$12,623	$10,630	$16,154
5/31/2020	$12,497	$13,555	$11,115	$16,923
6/30/2020	$12,554	$13,947	$11,322	$17,260
7/31/2020	$13,110	$14,502	$11,663	$18,233
8/31/2020	$13,320	$15,159	$12,192	$19,544
9/30/2020	$13,078	$14,767	$11,723	$18,801
10/31/2020	$13,344	$15,035	$11,988	$18,301
11/30/2020	$15,080	$17,484	$14,085	$20,305
12/31/2020	$15,914	$18,815	$15,065	$21,085
1/31/2021	$15,863	$19,276	$15,398	$20,872
2/28/2021	$17,250	$20,533	$16,768	$21,448
3/31/2021	$17,769	$20,871	$17,600	$22,387
4/30/2021	$18,705	$21,705	$18,356	$23,582
5/31/2021	$18,594	$21,750	$18,728	$23,747
6/30/2021	$18,407	$22,007	$18,481	$24,301
7/31/2021	$18,713	$21,621	$18,210	$24,878
8/31/2021	$19,122	$22,112	$18,594	$25,635
9/30/2021	$18,662	$21,417	$18,099	$24,443
10/31/2021	$19,641	$22,467	$18,958	$26,155
11/30/2021	$19,143	$21,529	$18,298	$25,974
12/31/2021	$20,199	$22,235	$19,250	$27,138
1/31/2022	$18,417	$20,385	$18,272	$25,734
2/28/2022	$18,446	$20,614	$18,570	$24,963
3/31/2022	$18,223	$20,942	$18,961	$25,890
4/30/2022	$16,848	$19,158	$17,676	$23,632
5/31/2022	$17,071	$19,222	$18,014	$23,676
6/30/2022	$15,396	$17,386	$16,043	$21,721
7/31/2022	$16,868	$19,185	$17,596	$23,724
8/31/2022	$16,112	$18,675	$17,044	$22,757
9/30/2022	$14,553	$16,896	$15,320	$20,661
10/31/2022	$15,861	$18,517	$16,938	$22,334
11/30/2022	$16,596	$19,299	$17,789	$23,582
12/31/2022	$15,740	$18,151	$16,731	$22,223
1/31/2023	$17,029	$19,966	$18,403	$23,619
2/28/2023	$16,691	$19,497	$17,882	$23,043
3/31/2023	$16,332	$18,766	$16,965	$23,889
4/30/2023	$16,279	$18,522	$16,739	$24,262
5/31/2023	$15,940	$18,197	$16,261	$24,367
6/30/2023	$17,114	$19,747	$17,706	$25,977
7/31/2023	$17,748	$20,729	$18,744	$26,812
8/31/2023	$17,367	$19,915	$18,023	$26,385
9/30/2023	$16,606	$18,803	$17,058	$25,127
10/31/2023	$15,835	$17,661	$16,101	$24,599
11/30/2023	$16,996	$19,250	$17,562	$26,845
12/31/2023	$18,338	$21,314	$19,405	$28,065
1/31/2024	$18,177	$20,756	$18,861	$28,536
2/29/2024	$19,314	$21,885	$19,617	$30,060
3/31/2024	$20,151	$22,788	$20,583	$31,027
4/30/2024	$18,874	$21,262	$19,289	$29,760
5/31/2024	$19,797	$22,146	$20,102	$31,236
6/30/2024	$19,421	$21,814	$19,697	$32,356
7/31/2024	$20,805	$23,435	$21,292	$32,750
8/31/2024	$20,859	$23,375	$21,291	$33,545
9/30/2024	$21,074	$23,723	$21,593	$34,261
10/31/2024	$20,827	$23,503	$21,321	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P at NAV	31.53%	9.78%	7.61%
Russell 2500 Index	33.08%	9.81%	8.92%
Russell 2500 Value Index	32.42%	9.39%	7.87%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,361,566,024
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 9,178,716
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$1,361,566,024
# of Portfolio Holdings	66
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,178,716

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	10.13%
Consumer Staples	2.20%
Energy	5.46%
Financials	17.09%
Health Care	10.35%
Industrials	21.18%
Information Technology	17.32%
Materials	5.85%
Real Estate	3.77%
Utilities	2.51%
Repurchase Agreements	1.03%
Money Market FundsFootnote Reference(a)	1.42%
Time DepositsFootnote Reference(a)	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054935
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class R2
Trading Symbol	LVOQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$177	1.53%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 31.29%, reflecting performance at the net asset value (NAV) of Class R2 shares, compared to the 33.08% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to YETI Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R2	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,262	$10,087	$10,012	$10,269
12/31/2014	$10,365	$10,224	$10,157	$10,243
1/31/2015	$10,078	$10,015	$9,900	$9,936
2/28/2015	$10,690	$10,612	$10,357	$10,507
3/31/2015	$10,782	$10,753	$10,463	$10,340
4/30/2015	$10,668	$10,564	$10,314	$10,440
5/31/2015	$10,750	$10,791	$10,440	$10,574
6/30/2015	$10,750	$10,716	$10,331	$10,369
7/31/2015	$10,766	$10,696	$10,177	$10,586
8/31/2015	$10,235	$10,063	$9,682	$9,948
9/30/2015	$9,878	$9,612	$9,340	$9,702
10/31/2015	$10,333	$10,150	$9,894	$10,520
11/30/2015	$10,384	$10,349	$10,061	$10,551
12/31/2015	$10,027	$9,928	$9,600	$10,385
1/31/2016	$9,507	$9,136	$9,011	$9,869
2/29/2016	$9,536	$9,200	$9,108	$9,856
3/31/2016	$10,325	$9,967	$9,920	$10,525
4/30/2016	$10,401	$10,113	$10,112	$10,566
5/31/2016	$10,612	$10,327	$10,291	$10,755
6/30/2016	$10,571	$10,323	$10,353	$10,783
7/31/2016	$10,933	$10,861	$10,824	$11,181
8/31/2016	$11,056	$10,948	$10,921	$11,196
9/30/2016	$11,015	$11,000	$10,992	$11,199
10/31/2016	$10,740	$10,554	$10,663	$10,994
11/30/2016	$11,574	$11,451	$11,686	$11,401
12/31/2016	$11,636	$11,674	$12,019	$11,627
1/31/2017	$11,748	$11,836	$12,085	$11,847
2/28/2017	$11,934	$12,121	$12,310	$12,318
3/31/2017	$11,766	$12,112	$12,214	$12,332
4/30/2017	$11,741	$12,206	$12,202	$12,459
5/31/2017	$11,785	$12,069	$11,937	$12,634
6/30/2017	$11,996	$12,371	$12,254	$12,713
7/31/2017	$12,002	$12,499	$12,349	$12,974
8/31/2017	$11,903	$12,395	$12,135	$13,014
9/30/2017	$12,268	$12,957	$12,723	$13,283
10/31/2017	$12,436	$13,158	$12,793	$13,593
11/30/2017	$12,737	$13,590	$13,211	$14,009
12/31/2017	$12,776	$13,636	$13,264	$14,165
1/31/2018	$13,027	$14,052	$13,431	$14,976
2/28/2018	$12,399	$13,474	$12,772	$14,424
3/31/2018	$12,433	$13,603	$12,912	$14,058
4/30/2018	$12,353	$13,636	$13,053	$14,112
5/31/2018	$12,763	$14,277	$13,589	$14,451
6/30/2018	$12,783	$14,380	$13,661	$14,540
7/31/2018	$13,160	$14,658	$13,933	$15,081
8/31/2018	$13,622	$15,287	$14,250	$15,573
9/30/2018	$13,622	$15,055	$14,027	$15,662
10/31/2018	$12,373	$13,527	$12,827	$14,591
11/30/2018	$12,560	$13,782	$13,070	$14,888
12/31/2018	$11,230	$12,272	$11,625	$13,544
1/31/2019	$12,260	$13,685	$12,924	$14,629
2/28/2019	$12,677	$14,331	$13,328	$15,099
3/31/2019	$12,553	$14,213	$13,150	$15,393
4/30/2019	$12,948	$14,711	$13,611	$16,016
5/31/2019	$11,924	$13,665	$12,584	$14,998
6/30/2019	$12,750	$14,634	$13,399	$16,055
7/31/2019	$12,728	$14,786	$13,486	$16,286
8/31/2019	$12,568	$14,195	$12,829	$16,028
9/30/2019	$12,904	$14,447	$13,416	$16,328
10/31/2019	$12,977	$14,723	$13,609	$16,681
11/30/2019	$13,429	$15,355	$13,943	$17,287
12/31/2019	$13,750	$15,680	$14,364	$17,809
1/31/2020	$13,618	$15,361	$13,841	$17,802
2/29/2020	$12,376	$14,073	$12,506	$16,336
3/31/2020	$10,253	$11,019	$9,388	$14,319
4/30/2020	$11,570	$12,623	$10,630	$16,154
5/31/2020	$12,409	$13,555	$11,115	$16,923
6/30/2020	$12,458	$13,947	$11,322	$17,260
7/31/2020	$13,010	$14,502	$11,663	$18,233
8/31/2020	$13,223	$15,159	$12,192	$19,544
9/30/2020	$12,968	$14,767	$11,723	$18,801
10/31/2020	$13,232	$15,035	$11,988	$18,301
11/30/2020	$14,958	$17,484	$14,085	$20,305
12/31/2020	$15,775	$18,815	$15,065	$21,085
1/31/2021	$15,723	$19,276	$15,398	$20,872
2/28/2021	$17,097	$20,533	$16,768	$21,448
3/31/2021	$17,619	$20,871	$17,600	$22,387
4/30/2021	$18,541	$21,705	$18,356	$23,582
5/31/2021	$18,436	$21,750	$18,728	$23,747
6/30/2021	$18,245	$22,007	$18,481	$24,301
7/31/2021	$18,541	$21,621	$18,210	$24,878
8/31/2021	$18,950	$22,112	$18,594	$25,635
9/30/2021	$18,489	$21,417	$18,099	$24,443
10/31/2021	$19,454	$22,467	$18,958	$26,155
11/30/2021	$18,963	$21,529	$18,298	$25,974
12/31/2021	$19,996	$22,235	$19,250	$27,138
1/31/2022	$18,237	$20,385	$18,272	$25,734
2/28/2022	$18,267	$20,614	$18,570	$24,963
3/31/2022	$18,039	$20,942	$18,961	$25,890
4/30/2022	$16,677	$19,158	$17,676	$23,632
5/31/2022	$16,896	$19,222	$18,014	$23,676
6/30/2022	$15,236	$17,386	$16,043	$21,721
7/31/2022	$16,687	$19,185	$17,596	$23,724
8/31/2022	$15,942	$18,675	$17,044	$22,757
9/30/2022	$14,401	$16,896	$15,320	$20,661
10/31/2022	$15,683	$18,517	$16,938	$22,334
11/30/2022	$16,414	$19,299	$17,789	$23,582
12/31/2022	$15,566	$18,151	$16,731	$22,223
1/31/2023	$16,838	$19,966	$18,403	$23,619
2/28/2023	$16,501	$19,497	$17,882	$23,043
3/31/2023	$16,142	$18,766	$16,965	$23,889
4/30/2023	$16,088	$18,522	$16,739	$24,262
5/31/2023	$15,762	$18,197	$16,261	$24,367
6/30/2023	$16,914	$19,747	$17,706	$25,977
7/31/2023	$17,534	$20,729	$18,744	$26,812
8/31/2023	$17,153	$19,915	$18,023	$26,385
9/30/2023	$16,403	$18,803	$17,058	$25,127
10/31/2023	$15,642	$17,661	$16,101	$24,599
11/30/2023	$16,782	$19,250	$17,562	$26,845
12/31/2023	$18,096	$21,314	$19,405	$28,065
1/31/2024	$17,942	$20,756	$18,861	$28,536
2/29/2024	$19,068	$21,885	$19,617	$30,060
3/31/2024	$19,885	$22,788	$20,583	$31,027
4/30/2024	$18,626	$21,262	$19,289	$29,760
5/31/2024	$19,543	$22,146	$20,102	$31,236
6/30/2024	$19,156	$21,814	$19,697	$32,356
7/31/2024	$20,525	$23,435	$21,292	$32,750
8/31/2024	$20,570	$23,375	$21,291	$33,545
9/30/2024	$20,790	$23,723	$21,593	$34,261
10/31/2024	$20,536	$23,503	$21,321	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R2 at NAV	31.29%	9.62%	7.46%
Russell 2500 Index	33.08%	9.81%	8.92%
Russell 2500 Value Index	32.42%	9.39%	7.87%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,361,566,024
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 9,178,716
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$1,361,566,024
# of Portfolio Holdings	66
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,178,716

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	10.13%
Consumer Staples	2.20%
Energy	5.46%
Financials	17.09%
Health Care	10.35%
Industrials	21.18%
Information Technology	17.32%
Materials	5.85%
Real Estate	3.77%
Utilities	2.51%
Repurchase Agreements	1.03%
Money Market FundsFootnote Reference(a)	1.42%
Time DepositsFootnote Reference(a)	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000054936
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class R3
Trading Symbol	LVORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$165	1.43%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 31.42%, reflecting performance at the net asset value (NAV) of Class R3 shares, compared to the 33.08% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to YETI Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R3	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
10/31/2014	$10,000	$10,000	$10,000	$10,000
11/30/2014	$10,266	$10,087	$10,012	$10,269
12/31/2014	$10,363	$10,224	$10,157	$10,243
1/31/2015	$10,083	$10,015	$9,900	$9,936
2/28/2015	$10,692	$10,612	$10,357	$10,507
3/31/2015	$10,784	$10,753	$10,463	$10,340
4/30/2015	$10,676	$10,564	$10,314	$10,440
5/31/2015	$10,757	$10,791	$10,440	$10,574
6/30/2015	$10,757	$10,716	$10,331	$10,369
7/31/2015	$10,778	$10,696	$10,177	$10,586
8/31/2015	$10,239	$10,063	$9,682	$9,948
9/30/2015	$9,884	$9,612	$9,340	$9,702
10/31/2015	$10,342	$10,150	$9,894	$10,520
11/30/2015	$10,398	$10,349	$10,061	$10,551
12/31/2015	$10,038	$9,928	$9,600	$10,385
1/31/2016	$9,515	$9,136	$9,011	$9,869
2/29/2016	$9,550	$9,200	$9,108	$9,856
3/31/2016	$10,334	$9,967	$9,920	$10,525
4/30/2016	$10,416	$10,113	$10,112	$10,566
5/31/2016	$10,631	$10,327	$10,291	$10,755
6/30/2016	$10,590	$10,323	$10,353	$10,783
7/31/2016	$10,950	$10,861	$10,824	$11,181
8/31/2016	$11,072	$10,948	$10,921	$11,196
9/30/2016	$11,031	$11,000	$10,992	$11,199
10/31/2016	$10,758	$10,554	$10,663	$10,994
11/30/2016	$11,599	$11,451	$11,686	$11,401
12/31/2016	$11,661	$11,674	$12,019	$11,627
1/31/2017	$11,778	$11,836	$12,085	$11,847
2/28/2017	$11,963	$12,121	$12,310	$12,318
3/31/2017	$11,796	$12,112	$12,214	$12,332
4/30/2017	$11,772	$12,206	$12,202	$12,459
5/31/2017	$11,815	$12,069	$11,937	$12,634
6/30/2017	$12,024	$12,371	$12,254	$12,713
7/31/2017	$12,030	$12,499	$12,349	$12,974
8/31/2017	$11,938	$12,395	$12,135	$13,014
9/30/2017	$12,301	$12,957	$12,723	$13,283
10/31/2017	$12,474	$13,158	$12,793	$13,593
11/30/2017	$12,773	$13,590	$13,211	$14,009
12/31/2017	$12,812	$13,636	$13,264	$14,165
1/31/2018	$13,068	$14,052	$13,431	$14,976
2/28/2018	$12,438	$13,474	$12,772	$14,424
3/31/2018	$12,471	$13,603	$12,912	$14,058
4/30/2018	$12,392	$13,636	$13,053	$14,112
5/31/2018	$12,805	$14,277	$13,589	$14,451
6/30/2018	$12,825	$14,380	$13,661	$14,540
7/31/2018	$13,206	$14,658	$13,933	$15,081
8/31/2018	$13,665	$15,287	$14,250	$15,573
9/30/2018	$13,665	$15,055	$14,027	$15,662
10/31/2018	$12,418	$13,527	$12,827	$14,591
11/30/2018	$12,611	$13,782	$13,070	$14,888
12/31/2018	$11,269	$12,272	$11,625	$13,544
1/31/2019	$12,299	$13,685	$12,924	$14,629
2/28/2019	$12,727	$14,331	$13,328	$15,099
3/31/2019	$12,604	$14,213	$13,150	$15,393
4/30/2019	$13,002	$14,711	$13,611	$16,016
5/31/2019	$11,973	$13,665	$12,584	$14,998
6/30/2019	$12,799	$14,634	$13,399	$16,055
7/31/2019	$12,778	$14,786	$13,486	$16,286
8/31/2019	$12,618	$14,195	$12,829	$16,028
9/30/2019	$12,959	$14,447	$13,416	$16,328
10/31/2019	$13,031	$14,723	$13,609	$16,681
11/30/2019	$13,491	$15,355	$13,943	$17,287
12/31/2019	$13,809	$15,680	$14,364	$17,809
1/31/2020	$13,686	$15,361	$13,841	$17,802
2/29/2020	$12,439	$14,073	$12,506	$16,336
3/31/2020	$10,303	$11,019	$9,388	$14,319
4/30/2020	$11,624	$12,623	$10,630	$16,154
5/31/2020	$12,464	$13,555	$11,115	$16,923
6/30/2020	$12,529	$13,947	$11,322	$17,260
7/31/2020	$13,075	$14,502	$11,663	$18,233
8/31/2020	$13,287	$15,159	$12,192	$19,544
9/30/2020	$13,042	$14,767	$11,723	$18,801
10/31/2020	$13,303	$15,035	$11,988	$18,301
11/30/2020	$15,037	$17,484	$14,085	$20,305
12/31/2020	$15,864	$18,815	$15,065	$21,085
1/31/2021	$15,812	$19,276	$15,398	$20,872
2/28/2021	$17,198	$20,533	$16,768	$21,448
3/31/2021	$17,723	$20,871	$17,600	$22,387
4/30/2021	$18,653	$21,705	$18,356	$23,582
5/31/2021	$18,541	$21,750	$18,728	$23,747
6/30/2021	$18,360	$22,007	$18,481	$24,301
7/31/2021	$18,661	$21,621	$18,210	$24,878
8/31/2021	$19,066	$22,112	$18,594	$25,635
9/30/2021	$18,601	$21,417	$18,099	$24,443
10/31/2021	$19,582	$22,467	$18,958	$26,155
11/30/2021	$19,078	$21,529	$18,298	$25,974
12/31/2021	$20,128	$22,235	$19,250	$27,138
1/31/2022	$18,352	$20,385	$18,272	$25,734
2/28/2022	$18,391	$20,614	$18,570	$24,963
3/31/2022	$18,155	$20,942	$18,961	$25,890
4/30/2022	$16,791	$19,158	$17,676	$23,632
5/31/2022	$17,007	$19,222	$18,014	$23,676
6/30/2022	$15,339	$17,386	$16,043	$21,721
7/31/2022	$16,811	$19,185	$17,596	$23,724
8/31/2022	$16,065	$18,675	$17,044	$22,757
9/30/2022	$14,505	$16,896	$15,320	$20,661
10/31/2022	$15,800	$18,517	$16,938	$22,334
11/30/2022	$16,537	$19,299	$17,789	$23,582
12/31/2022	$15,679	$18,151	$16,731	$22,223
1/31/2023	$16,966	$19,966	$18,403	$23,619
2/28/2023	$16,623	$19,497	$17,882	$23,043
3/31/2023	$16,269	$18,766	$16,965	$23,889
4/30/2023	$16,215	$18,522	$16,739	$24,262
5/31/2023	$15,883	$18,197	$16,261	$24,367
6/30/2023	$17,052	$19,747	$17,706	$25,977
7/31/2023	$17,674	$20,729	$18,744	$26,812
8/31/2023	$17,299	$19,915	$18,023	$26,385
9/30/2023	$16,537	$18,803	$17,058	$25,127
10/31/2023	$15,776	$17,661	$16,101	$24,599
11/30/2023	$16,922	$19,250	$17,562	$26,845
12/31/2023	$18,261	$21,314	$19,405	$28,065
1/31/2024	$18,098	$20,756	$18,861	$28,536
2/29/2024	$19,241	$21,885	$19,617	$30,060
3/31/2024	$20,058	$22,788	$20,583	$31,027
4/30/2024	$18,795	$21,262	$19,289	$29,760
5/31/2024	$19,720	$22,146	$20,102	$31,236
6/30/2024	$19,328	$21,814	$19,697	$32,356
7/31/2024	$20,711	$23,435	$21,292	$32,750
8/31/2024	$20,766	$23,375	$21,291	$33,545
9/30/2024	$20,984	$23,723	$21,593	$34,261
10/31/2024	$20,733	$23,503	$21,321	$33,950

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class R3 at NAV	31.42%	9.73%	7.56%
Russell 2500 Index	33.08%	9.81%	8.92%
Russell 2500 Value Index	32.42%	9.39%	7.87%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,361,566,024
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 9,178,716
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$1,361,566,024
# of Portfolio Holdings	66
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,178,716

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	10.13%
Consumer Staples	2.20%
Energy	5.46%
Financials	17.09%
Health Care	10.35%
Industrials	21.18%
Information Technology	17.32%
Materials	5.85%
Real Estate	3.77%
Utilities	2.51%
Repurchase Agreements	1.03%
Money Market FundsFootnote Reference(a)	1.42%
Time DepositsFootnote Reference(a)	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155676
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class R4
Trading Symbol	LVOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$137	1.18%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 31.77%, reflecting performance at the net asset value (NAV) of Class R4 shares, compared to the 33.08% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to YETI Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R4	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,025	$9,981	$9,851	$10,210
8/31/2015	$9,528	$9,390	$9,373	$9,594
9/30/2015	$9,198	$8,970	$9,042	$9,356
10/31/2015	$9,626	$9,472	$9,577	$10,145
11/30/2015	$9,678	$9,658	$9,739	$10,176
12/31/2015	$9,349	$9,264	$9,293	$10,015
1/31/2016	$8,867	$8,526	$8,723	$9,518
2/29/2016	$8,899	$8,586	$8,817	$9,505
3/31/2016	$9,630	$9,301	$9,602	$10,150
4/30/2016	$9,704	$9,438	$9,789	$10,189
5/31/2016	$9,905	$9,637	$9,962	$10,372
6/30/2016	$9,868	$9,633	$10,022	$10,399
7/31/2016	$10,207	$10,135	$10,478	$10,783
8/31/2016	$10,329	$10,216	$10,571	$10,798
9/30/2016	$10,292	$10,265	$10,640	$10,800
10/31/2016	$10,038	$9,849	$10,322	$10,603
11/30/2016	$10,824	$10,686	$11,312	$10,996
12/31/2016	$10,886	$10,894	$11,634	$11,213
1/31/2017	$10,998	$11,045	$11,698	$11,426
2/28/2017	$11,172	$11,311	$11,916	$11,879
3/31/2017	$11,015	$11,303	$11,823	$11,893
4/30/2017	$10,992	$11,390	$11,811	$12,015
5/31/2017	$11,043	$11,263	$11,555	$12,184
6/30/2017	$11,239	$11,544	$11,862	$12,260
7/31/2017	$11,250	$11,664	$11,953	$12,512
8/31/2017	$11,166	$11,567	$11,746	$12,551
9/30/2017	$11,509	$12,092	$12,316	$12,810
10/31/2017	$11,672	$12,279	$12,383	$13,109
11/30/2017	$11,953	$12,682	$12,789	$13,511
12/31/2017	$11,989	$12,725	$12,840	$13,661
1/31/2018	$12,234	$13,113	$13,001	$14,443
2/28/2018	$11,643	$12,574	$12,363	$13,911
3/31/2018	$11,678	$12,695	$12,499	$13,557
4/30/2018	$11,607	$12,725	$12,635	$13,609
5/31/2018	$12,001	$13,323	$13,154	$13,937
6/30/2018	$12,019	$13,419	$13,224	$14,023
7/31/2018	$12,378	$13,679	$13,487	$14,544
8/31/2018	$12,814	$14,266	$13,794	$15,018
9/30/2018	$12,814	$14,050	$13,578	$15,104
10/31/2018	$11,637	$12,623	$12,417	$14,072
11/30/2018	$11,822	$12,862	$12,651	$14,358
12/31/2018	$10,571	$11,452	$11,253	$13,062
1/31/2019	$11,539	$12,771	$12,510	$14,109
2/28/2019	$11,941	$13,374	$12,901	$14,562
3/31/2019	$11,822	$13,264	$12,729	$14,845
4/30/2019	$12,198	$13,729	$13,175	$15,446
5/31/2019	$11,236	$12,752	$12,182	$14,464
6/30/2019	$12,020	$13,657	$12,970	$15,483
7/31/2019	$12,000	$13,799	$13,054	$15,706
8/31/2019	$11,855	$13,247	$12,419	$15,457
9/30/2019	$12,178	$13,482	$12,987	$15,746
10/31/2019	$12,250	$13,740	$13,174	$16,087
11/30/2019	$12,677	$14,329	$13,497	$16,671
12/31/2019	$12,981	$14,632	$13,905	$17,175
1/31/2020	$12,870	$14,335	$13,398	$17,168
2/29/2020	$11,694	$13,133	$12,106	$15,755
3/31/2020	$9,689	$10,283	$9,088	$13,809
4/30/2020	$10,939	$11,780	$10,290	$15,579
5/31/2020	$11,731	$12,650	$10,759	$16,321
6/30/2020	$11,790	$13,015	$10,960	$16,645
7/31/2020	$12,308	$13,534	$11,289	$17,584
8/31/2020	$12,515	$14,146	$11,802	$18,848
9/30/2020	$12,285	$13,781	$11,348	$18,132
10/31/2020	$12,537	$14,030	$11,604	$17,650
11/30/2020	$14,172	$16,316	$13,635	$19,582
12/31/2020	$14,953	$17,558	$14,583	$20,335
1/31/2021	$14,906	$17,988	$14,905	$20,129
2/28/2021	$16,218	$19,162	$16,231	$20,684
3/31/2021	$16,711	$19,477	$17,037	$21,590
4/30/2021	$17,593	$20,255	$17,768	$22,742
5/31/2021	$17,492	$20,297	$18,129	$22,901
6/30/2021	$17,320	$20,537	$17,890	$23,436
7/31/2021	$17,609	$20,177	$17,628	$23,993
8/31/2021	$18,000	$20,635	$17,999	$24,722
9/30/2021	$17,570	$19,986	$17,519	$23,572
10/31/2021	$18,492	$20,966	$18,351	$25,224
11/30/2021	$18,026	$20,091	$17,713	$25,049
12/31/2021	$19,018	$20,750	$18,634	$26,172
1/31/2022	$17,344	$19,023	$17,687	$24,817
2/28/2022	$17,380	$19,237	$17,975	$24,074
3/31/2022	$17,167	$19,543	$18,354	$24,968
4/30/2022	$15,883	$17,878	$17,110	$22,791
5/31/2022	$16,086	$17,938	$17,438	$22,833
6/30/2022	$14,510	$16,224	$15,529	$20,948
7/31/2022	$15,900	$17,903	$17,033	$22,879
8/31/2022	$15,201	$17,427	$16,498	$21,946
9/30/2022	$13,730	$15,767	$14,830	$19,925
10/31/2022	$14,961	$17,280	$16,396	$21,538
11/30/2022	$15,664	$18,010	$17,219	$22,742
12/31/2022	$14,852	$16,938	$16,196	$21,432
1/31/2023	$16,070	$18,632	$17,814	$22,778
2/28/2023	$15,751	$18,195	$17,310	$22,223
3/31/2023	$15,413	$17,513	$16,422	$23,038
4/30/2023	$15,374	$17,284	$16,203	$23,398
5/31/2023	$15,055	$16,981	$15,741	$23,500
6/30/2023	$16,167	$18,428	$17,140	$25,053
7/31/2023	$16,766	$19,344	$18,145	$25,857
8/31/2023	$16,408	$18,584	$17,446	$25,446
9/30/2023	$15,693	$17,547	$16,512	$24,232
10/31/2023	$14,968	$16,481	$15,586	$23,723
11/30/2023	$16,071	$17,964	$17,000	$25,889
12/31/2023	$17,338	$19,890	$18,784	$27,066
1/31/2024	$17,191	$19,369	$18,257	$27,520
2/29/2024	$18,271	$20,423	$18,989	$28,990
3/31/2024	$19,056	$21,266	$19,924	$29,923
4/30/2024	$17,858	$19,841	$18,672	$28,700
5/31/2024	$18,742	$20,667	$19,459	$30,124
6/30/2024	$18,379	$20,357	$19,067	$31,204
7/31/2024	$19,694	$21,869	$20,611	$31,584
8/31/2024	$19,753	$21,813	$20,610	$32,350
9/30/2024	$19,959	$22,138	$20,902	$33,041
10/31/2024	$19,724	$21,933	$20,639	$32,742

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	31.77%	9.99%	7.55%
Russell 2500 Index	33.08%	9.81%	8.78%
Russell 2500 Value Index	32.42%	9.39%	8.07%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,361,566,024
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 9,178,716
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$1,361,566,024
# of Portfolio Holdings	66
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,178,716

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	10.13%
Consumer Staples	2.20%
Energy	5.46%
Financials	17.09%
Health Care	10.35%
Industrials	21.18%
Information Technology	17.32%
Materials	5.85%
Real Estate	3.77%
Utilities	2.51%
Repurchase Agreements	1.03%
Money Market FundsFootnote Reference(a)	1.42%
Time DepositsFootnote Reference(a)	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155677
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class R5
Trading Symbol	LVOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$108	0.93%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 32.13%, reflecting performance at the net asset value (NAV) of Class R5 shares, compared to the 33.08% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to YETI Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R5	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,024	$9,981	$9,851	$10,210
8/31/2015	$9,532	$9,390	$9,373	$9,594
9/30/2015	$9,202	$8,970	$9,042	$9,356
10/31/2015	$9,632	$9,472	$9,577	$10,145
11/30/2015	$9,687	$9,658	$9,739	$10,176
12/31/2015	$9,363	$9,264	$9,293	$10,015
1/31/2016	$8,876	$8,526	$8,723	$9,518
2/29/2016	$8,912	$8,586	$8,817	$9,505
3/31/2016	$9,651	$9,301	$9,602	$10,150
4/30/2016	$9,728	$9,438	$9,789	$10,189
5/31/2016	$9,933	$9,637	$9,962	$10,372
6/30/2016	$9,897	$9,633	$10,022	$10,399
7/31/2016	$10,241	$10,135	$10,478	$10,783
8/31/2016	$10,364	$10,216	$10,571	$10,798
9/30/2016	$10,329	$10,265	$10,640	$10,800
10/31/2016	$10,077	$9,849	$10,322	$10,603
11/30/2016	$10,866	$10,686	$11,312	$10,996
12/31/2016	$10,931	$10,894	$11,634	$11,213
1/31/2017	$11,040	$11,045	$11,698	$11,426
2/28/2017	$11,219	$11,311	$11,916	$11,879
3/31/2017	$11,067	$11,303	$11,823	$11,893
4/30/2017	$11,050	$11,390	$11,811	$12,015
5/31/2017	$11,094	$11,263	$11,555	$12,184
6/30/2017	$11,295	$11,544	$11,862	$12,260
7/31/2017	$11,306	$11,664	$11,953	$12,512
8/31/2017	$11,224	$11,567	$11,746	$12,551
9/30/2017	$11,572	$12,092	$12,316	$12,810
10/31/2017	$11,735	$12,279	$12,383	$13,109
11/30/2017	$12,029	$12,682	$12,789	$13,511
12/31/2017	$12,069	$12,725	$12,840	$13,661
1/31/2018	$12,312	$13,113	$13,001	$14,443
2/28/2018	$11,722	$12,574	$12,363	$13,911
3/31/2018	$11,763	$12,695	$12,499	$13,557
4/30/2018	$11,693	$12,725	$12,635	$13,609
5/31/2018	$12,086	$13,323	$13,154	$13,937
6/30/2018	$12,109	$13,419	$13,224	$14,023
7/31/2018	$12,474	$13,679	$13,487	$14,544
8/31/2018	$12,913	$14,266	$13,794	$15,018
9/30/2018	$12,919	$14,050	$13,578	$15,104
10/31/2018	$11,734	$12,623	$12,417	$14,072
11/30/2018	$11,921	$12,862	$12,651	$14,358
12/31/2018	$10,662	$11,452	$11,253	$13,062
1/31/2019	$11,641	$12,771	$12,510	$14,109
2/28/2019	$12,048	$13,374	$12,901	$14,562
3/31/2019	$11,940	$13,264	$12,729	$14,845
4/30/2019	$12,322	$13,729	$13,175	$15,446
5/31/2019	$11,349	$12,752	$12,182	$14,464
6/30/2019	$12,137	$13,657	$12,970	$15,483
7/31/2019	$12,125	$13,799	$13,054	$15,706
8/31/2019	$11,978	$13,247	$12,419	$15,457
9/30/2019	$12,309	$13,482	$12,987	$15,746
10/31/2019	$12,385	$13,740	$13,174	$16,087
11/30/2019	$12,820	$14,329	$13,497	$16,671
12/31/2019	$13,133	$14,632	$13,905	$17,175
1/31/2020	$13,019	$14,335	$13,398	$17,168
2/29/2020	$11,836	$13,133	$12,106	$15,755
3/31/2020	$9,805	$10,283	$9,088	$13,809
4/30/2020	$11,074	$11,780	$10,290	$15,579
5/31/2020	$11,879	$12,650	$10,759	$16,321
6/30/2020	$11,936	$13,015	$10,960	$16,645
7/31/2020	$12,470	$13,534	$11,289	$17,584
8/31/2020	$12,677	$14,146	$11,802	$18,848
9/30/2020	$12,449	$13,781	$11,348	$18,132
10/31/2020	$12,705	$14,030	$11,604	$17,650
11/30/2020	$14,364	$16,316	$13,635	$19,582
12/31/2020	$15,161	$17,558	$14,583	$20,335
1/31/2021	$15,116	$17,988	$14,905	$20,129
2/28/2021	$16,448	$19,162	$16,231	$20,684
3/31/2021	$16,952	$19,477	$17,037	$21,590
4/30/2021	$17,855	$20,255	$17,768	$22,742
5/31/2021	$17,757	$20,297	$18,129	$22,901
6/30/2021	$17,584	$20,537	$17,890	$23,436
7/31/2021	$17,877	$20,177	$17,628	$23,993
8/31/2021	$18,276	$20,635	$17,999	$24,722
9/30/2021	$17,840	$19,986	$17,519	$23,572
10/31/2021	$18,788	$20,966	$18,351	$25,224
11/30/2021	$18,318	$20,091	$17,713	$25,049
12/31/2021	$19,337	$20,750	$18,634	$26,172
1/31/2022	$17,630	$19,023	$17,687	$24,817
2/28/2022	$17,673	$19,237	$17,975	$24,074
3/31/2022	$17,460	$19,543	$18,354	$24,968
4/30/2022	$16,152	$17,878	$17,110	$22,791
5/31/2022	$16,365	$17,938	$17,438	$22,833
6/30/2022	$14,768	$16,224	$15,529	$20,948
7/31/2022	$16,186	$17,903	$17,033	$22,879
8/31/2022	$15,473	$17,427	$16,498	$21,946
9/30/2022	$13,978	$15,767	$14,830	$19,925
10/31/2022	$15,235	$17,280	$16,396	$21,538
11/30/2022	$15,959	$18,010	$17,219	$22,742
12/31/2022	$15,137	$16,938	$16,196	$21,432
1/31/2023	$16,375	$18,632	$17,814	$22,778
2/28/2023	$16,061	$18,195	$17,310	$22,223
3/31/2023	$15,719	$17,513	$16,422	$23,038
4/30/2023	$15,673	$17,284	$16,203	$23,398
5/31/2023	$15,358	$16,981	$15,741	$23,500
6/30/2023	$16,495	$18,428	$17,140	$25,053
7/31/2023	$17,105	$19,344	$18,145	$25,857
8/31/2023	$16,745	$18,584	$17,446	$25,446
9/30/2023	$16,024	$17,547	$16,512	$24,232
10/31/2023	$15,284	$16,481	$15,586	$23,723
11/30/2023	$16,406	$17,964	$17,000	$25,889
12/31/2023	$17,713	$19,890	$18,784	$27,066
1/31/2024	$17,563	$19,369	$18,257	$27,520
2/29/2024	$18,672	$20,423	$18,989	$28,990
3/31/2024	$19,480	$21,266	$19,924	$29,923
4/30/2024	$18,249	$19,841	$18,672	$28,700
5/31/2024	$19,161	$20,667	$19,459	$30,124
6/30/2024	$18,794	$20,357	$19,067	$31,204
7/31/2024	$20,148	$21,869	$20,611	$31,584
8/31/2024	$20,204	$21,813	$20,610	$32,350
9/30/2024	$20,430	$22,138	$20,902	$33,041
10/31/2024	$20,195	$21,933	$20,639	$32,742

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	32.13%	10.27%	7.82%
Russell 2500 Index	33.08%	9.81%	8.78%
Russell 2500 Value Index	32.42%	9.39%	8.07%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,361,566,024
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 9,178,716
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$1,361,566,024
# of Portfolio Holdings	66
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,178,716

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	10.13%
Consumer Staples	2.20%
Energy	5.46%
Financials	17.09%
Health Care	10.35%
Industrials	21.18%
Information Technology	17.32%
Materials	5.85%
Real Estate	3.77%
Utilities	2.51%
Repurchase Agreements	1.03%
Money Market FundsFootnote Reference(a)	1.42%
Time DepositsFootnote Reference(a)	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.
C000155678
Shareholder Report [Line Items]
Fund Name	Lord Abbett Value Opportunities Fund
Class Name	Class R6
Trading Symbol	LVOVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Lord Abbett Value Opportunities Fund for the period of November 1, 2023 to October 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$96	0.83%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2024, the Fund returned 32.24%, reflecting performance at the net asset value (NAV) of Class R6 shares, compared to the 33.08% of a securities market index with investment characteristics similar to those of the Fund, the Russell 2500 Index. The Fund's broad-based securities market index, the S&P 500 Index, returned 38.02% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve (Fed) lowering its policy rate by 50 basis points in September. There were also increased expectations for further rate cuts in 2024, which was influenced by mixed economic data, including softer consumer price index (CPI) reports and fluctuating job market indicators, which sparked recession fears but were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Security selection within the Information Technology sector contributed to relative performance, led by an overweight allocation to Commvault Systems, Inc. Security selection within the Industrials sector also contributed to relative performance, led by an overweight allocation to EMCOR Group, Inc.

Top detractors from performance: Security selection within the Health Care sector detracted from relative performance, led by an overweight allocation to Molina Healthcare Inc. Security selection within the Consumer Discretionary sector also detracted from relative performance, led by an overweight allocation to YETI Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Line Graph [Table Text Block]
	Class R6	Russell 2500 Index	Russell 2500 Value Index	S&P 500 Index
6/30/2015	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,029	$9,981	$9,851	$10,210
8/31/2015	$9,537	$9,390	$9,373	$9,594
9/30/2015	$9,207	$8,970	$9,042	$9,356
10/31/2015	$9,637	$9,472	$9,577	$10,145
11/30/2015	$9,692	$9,658	$9,739	$10,176
12/31/2015	$9,368	$9,264	$9,293	$10,015
1/31/2016	$8,886	$8,526	$8,723	$9,518
2/29/2016	$8,922	$8,586	$8,817	$9,505
3/31/2016	$9,661	$9,301	$9,602	$10,150
4/30/2016	$9,738	$9,438	$9,789	$10,189
5/31/2016	$9,943	$9,637	$9,962	$10,372
6/30/2016	$9,907	$9,633	$10,022	$10,399
7/31/2016	$10,251	$10,135	$10,478	$10,783
8/31/2016	$10,374	$10,216	$10,571	$10,798
9/30/2016	$10,344	$10,265	$10,640	$10,800
10/31/2016	$10,092	$9,849	$10,322	$10,603
11/30/2016	$10,881	$10,686	$11,312	$10,996
12/31/2016	$10,947	$10,894	$11,634	$11,213
1/31/2017	$11,061	$11,045	$11,698	$11,426
2/28/2017	$11,240	$11,311	$11,916	$11,879
3/31/2017	$11,088	$11,303	$11,823	$11,893
4/30/2017	$11,072	$11,390	$11,811	$12,015
5/31/2017	$11,121	$11,263	$11,555	$12,184
6/30/2017	$11,327	$11,544	$11,862	$12,260
7/31/2017	$11,338	$11,664	$11,953	$12,512
8/31/2017	$11,251	$11,567	$11,746	$12,551
9/30/2017	$11,604	$12,092	$12,316	$12,810
10/31/2017	$11,767	$12,279	$12,383	$13,109
11/30/2017	$12,061	$12,682	$12,789	$13,511
12/31/2017	$12,101	$12,725	$12,840	$13,661
1/31/2018	$12,350	$13,113	$13,001	$14,443
2/28/2018	$11,760	$12,574	$12,363	$13,911
3/31/2018	$11,795	$12,695	$12,499	$13,557
4/30/2018	$11,731	$12,725	$12,635	$13,609
5/31/2018	$12,130	$13,323	$13,154	$13,937
6/30/2018	$12,153	$13,419	$13,224	$14,023
7/31/2018	$12,517	$13,679	$13,487	$14,544
8/31/2018	$12,963	$14,266	$13,794	$15,018
9/30/2018	$12,963	$14,050	$13,578	$15,104
10/31/2018	$11,777	$12,623	$12,417	$14,072
11/30/2018	$11,968	$12,862	$12,651	$14,358
12/31/2018	$10,702	$11,452	$11,253	$13,062
1/31/2019	$11,688	$12,771	$12,510	$14,109
2/28/2019	$12,095	$13,374	$12,901	$14,562
3/31/2019	$11,987	$13,264	$12,729	$14,845
4/30/2019	$12,369	$13,729	$13,175	$15,446
5/31/2019	$11,395	$12,752	$12,182	$14,464
6/30/2019	$12,191	$13,657	$12,970	$15,483
7/31/2019	$12,178	$13,799	$13,054	$15,706
8/31/2019	$12,031	$13,247	$12,419	$15,457
9/30/2019	$12,362	$13,482	$12,987	$15,746
10/31/2019	$12,439	$13,740	$13,174	$16,087
11/30/2019	$12,873	$14,329	$13,497	$16,671
12/31/2019	$13,194	$14,632	$13,905	$17,175
1/31/2020	$13,080	$14,335	$13,398	$17,168
2/29/2020	$11,890	$13,133	$12,106	$15,755
3/31/2020	$9,853	$10,283	$9,088	$13,809
4/30/2020	$11,128	$11,780	$10,290	$15,579
5/31/2020	$11,940	$12,650	$10,759	$16,321
6/30/2020	$11,997	$13,015	$10,960	$16,645
7/31/2020	$12,531	$13,534	$11,289	$17,584
8/31/2020	$12,745	$14,146	$11,802	$18,848
9/30/2020	$12,510	$13,781	$11,348	$18,132
10/31/2020	$12,773	$14,030	$11,604	$17,650
11/30/2020	$14,448	$16,316	$13,635	$19,582
12/31/2020	$15,245	$17,558	$14,583	$20,335
1/31/2021	$15,207	$17,988	$14,905	$20,129
2/28/2021	$16,546	$19,162	$16,231	$20,684
3/31/2021	$17,050	$19,477	$17,037	$21,590
4/30/2021	$17,960	$20,255	$17,768	$22,742
5/31/2021	$17,862	$20,297	$18,129	$22,901
6/30/2021	$17,689	$20,537	$17,890	$23,436
7/31/2021	$17,990	$20,177	$17,628	$23,993
8/31/2021	$18,396	$20,635	$17,999	$24,722
9/30/2021	$17,953	$19,986	$17,519	$23,572
10/31/2021	$18,908	$20,966	$18,351	$25,224
11/30/2021	$18,432	$20,091	$17,713	$25,049
12/31/2021	$19,459	$20,750	$18,634	$26,172
1/31/2022	$17,754	$19,023	$17,687	$24,817
2/28/2022	$17,796	$19,237	$17,975	$24,074
3/31/2022	$17,576	$19,543	$18,354	$24,968
4/30/2022	$16,261	$17,878	$17,110	$22,791
5/31/2022	$16,481	$17,938	$17,438	$22,833
6/30/2022	$14,870	$16,224	$15,529	$20,948
7/31/2022	$16,303	$17,903	$17,033	$22,879
8/31/2022	$15,582	$17,427	$16,498	$21,946
9/30/2022	$14,081	$15,767	$14,830	$19,925
10/31/2022	$15,353	$17,280	$16,396	$21,538
11/30/2022	$16,079	$18,010	$17,219	$22,742
12/31/2022	$15,249	$16,938	$16,196	$21,432
1/31/2023	$16,503	$18,632	$17,814	$22,778
2/28/2023	$16,180	$18,195	$17,310	$22,223
3/31/2023	$15,839	$17,513	$16,422	$23,038
4/30/2023	$15,793	$17,284	$16,203	$23,398
5/31/2023	$15,479	$16,981	$15,741	$23,500
6/30/2023	$16,632	$18,428	$17,140	$25,053
7/31/2023	$17,241	$19,344	$18,145	$25,857
8/31/2023	$16,882	$18,584	$17,446	$25,446
9/30/2023	$16,153	$17,547	$16,512	$24,232
10/31/2023	$15,415	$16,481	$15,586	$23,723
11/30/2023	$16,545	$17,964	$17,000	$25,889
12/31/2023	$17,859	$19,890	$18,784	$27,066
1/31/2024	$17,709	$19,369	$18,257	$27,520
2/29/2024	$18,835	$20,423	$18,989	$28,990
3/31/2024	$19,652	$21,266	$19,924	$29,923
4/30/2024	$18,413	$19,841	$18,672	$28,700
5/31/2024	$19,333	$20,667	$19,459	$30,124
6/30/2024	$18,967	$20,357	$19,067	$31,204
7/31/2024	$20,328	$21,869	$20,611	$31,584
8/31/2024	$20,393	$21,813	$20,610	$32,350
9/30/2024	$20,618	$22,138	$20,902	$33,041
10/31/2024	$20,384	$21,933	$20,639	$32,742

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	32.24%	10.38%	7.93%
Russell 2500 Index	33.08%	9.81%	8.78%
Russell 2500 Value Index	32.42%	9.39%	8.07%
S&P 500 IndexFootnote Reference*	38.02%	15.27%	13.54%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,361,566,024
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 9,178,716
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of October 31, 2024)
Total Net Assets	$1,361,566,024
# of Portfolio Holdings	66
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$9,178,716

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.53%
Consumer Discretionary	10.13%
Consumer Staples	2.20%
Energy	5.46%
Financials	17.09%
Health Care	10.35%
Industrials	21.18%
Information Technology	17.32%
Materials	5.85%
Real Estate	3.77%
Utilities	2.51%
Repurchase Agreements	1.03%
Money Market FundsFootnote Reference(a)	1.42%
Time DepositsFootnote Reference(a)	0.16%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Material Fund Change [Text Block]

Summary of Fund Changes

There were no material fund changes during the period.
Summary of Change Legend [Text Block]	There were no material fund changes during the period.